JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 97.6%(a)
Alabama — 0.7%
Alabama Drinking Water Finance Authority, Revolving Fund Loan
Series 2015A, Rev., 5.00%, 8/15/2022	25,000	25,852
Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	52,251
Alabama Federal Aid Highway Finance Authority
Series 2012A, Rev., GAN, 5.00%, 9/1/2022 (b)	160,000	165,766
Series A, Rev., 5.00%, 9/1/2022 (b)	160,000	165,766
Rev., 5.00%, 9/1/2023 (b)	130,000	140,616
Series A, Rev., 5.00%, 9/1/2023 (b)	90,000	97,432
Series B, Rev., 5.00%, 9/1/2023 (b)	25,000	27,064
Alabama Highway Finance Corp., Special Obligation Series 2020A, Rev., 5.00%, 8/1/2023	75,000	80,922
Alabama Incentives Financing Authority Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	20,000	20,703
Alabama Incentives Financing Authority, Special Obligation Series 2012-A, Rev., 3.75%, 9/1/2022 (b)	80,000	82,052
Alabama Public Health Care Authority (The), Publica Health Facilities Rev., 5.00%, 9/1/2023	100,000	108,147
Alabama Public School and College Authority Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	83,892
Alabama Public School and College Authority, Capital Improvement
Series 2014B, Rev., 5.00%, 1/1/2022	475,000	476,871
Series 2014-A, Rev., 5.00%, 2/1/2022	20,000	20,160
Series 2015A, Rev., 5.00%, 5/1/2022	160,000	163,228
Series 2015B, Rev., 5.00%, 5/1/2022	20,000	20,404
Series 2015C, Rev., 5.00%, 6/1/2022	100,000	102,421
Series C, Rev., 5.00%, 9/1/2022	180,000	186,529

Investments	Principal Amount ($)	Value ($)
Series 2020A, Rev., 5.00%, 11/1/2022	160,000	167,083
Series 2014-B, Rev., 5.00%, 1/1/2023	230,000	241,950
Series 2014-A, Rev., 5.00%, 2/1/2023	20,000	21,117
Series 2013-C, Rev., 5.00%, 9/1/2023	75,000	81,207
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	41,690
Alabama Public School and College Authority, Capital Improvement, Economic Development & Training Rev., 5.00%, 3/1/2022	265,000	268,199
Alabama Public School and College Authority, Tax-Exempt Series 2012A, Rev., 5.00%, 3/1/2022	30,000	30,362
Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	735,000	786,276
Albertville Board of Education, School Tax Warrants
Series 2014A, Rev., AGM, 3.50%, 2/1/2022 (b)	30,000	30,161
Series 2014A, Rev., AGM, 3.75%, 2/1/2022 (b)	20,000	20,116
Auburn University
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	200,000	204,812
Series 2020A, Rev., 5.00%, 6/1/2023	10,000	10,707
Auburn University, General Fee
Series 2015B, Rev., 4.00%, 6/1/2022	25,000	25,473
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	30,000	30,722
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,598
Series 2016A, Rev., 5.00%, 6/1/2022	35,000	35,837
Series 2020A, Rev., 5.00%, 6/1/2022	50,000	51,195
Auburn Water Works Board Series 2020A, Rev., 3.00%, 9/1/2022	270,000	275,515
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	33,159
Baldwin County Board of Education, School Warrants
Rev., 5.00%, 6/1/2022 (b)	80,000	81,925
Rev., 5.00%, 6/1/2023	60,000	64,270

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Birmingham-Jefferson Civic Center Authority, Capital Appreciation NATL-RE, Zero Coupon, 9/1/2022 (b)	90,000	89,785
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	245,000	261,037
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	68,491
Cherokee County Water and Sewer Authority Rev., 2.00%, 4/1/2023	165,000	168,258
City of Auburn
Series B, GO, 5.00%, 8/1/2022	125,000	125,981
GO, 5.00%, 11/1/2022	35,000	36,526
City of Auburn, Warrant
GO, 3.00%, 5/1/2022	20,000	20,232
Series 2014A, GO, 5.00%, 12/1/2022	75,000	78,564
City of Birmingham Series 2013-A, GO, 5.00%, 3/1/2023 (b)	105,000	111,260
City of Daphne, Warrants GO, 3.00%, 4/1/2022	35,000	35,316
City of Decatur, Sewer, Warrant
Rev., 3.00%, 5/1/2022 (b)	50,000	50,576
Rev., 3.50%, 5/1/2022 (b)	110,000	111,499
Rev., 3.00%, 8/15/2022 (b)	20,000	20,395
Rev., 3.38%, 8/15/2022 (b)	30,000	30,672
City of Foley GO, 5.00%, 5/1/2022	50,000	50,975
City of Greenville, Warrants GO, 2.15%, 1/1/2022	20,000	20,033
City of Guntersville GO, 5.00%, 12/1/2022	20,000	20,473
City of Homewood GO, 5.00%, 9/1/2023	50,000	54,092
City of Homewood, Warrant GO, 5.00%, 9/1/2022	30,000	31,086
City of Huntsville
Rev., 5.00%, 12/1/2021 (b)	25,000	25,000
Rev., 5.00%, 11/1/2022	50,000	52,199
Series 2013-C, GO, 5.00%, 11/1/2023 (b)	135,000	147,164
City of Huntsville, Capital Improvement, Warrants Series 2020B, GO, 5.00%, 9/1/2023	30,000	32,477

Investments	Principal Amount ($)	Value ($)
City of Huntsville, Electric System, Warrants
Rev., 5.00%, 12/1/2021 (b)	25,000	25,000
Rev., 5.00%, 12/1/2021 (b)	20,000	20,000
City of Huntsville, Warrants Series 2016A, GO, 5.00%, 5/1/2022	150,000	153,007
City of Irondale GO, 4.00%, 10/1/2022	25,000	25,776
City of Madison Series 2015A, GO, 5.00%, 4/1/2022	50,000	50,800
City of Mobile Series 2018A, GO, 5.00%, 2/15/2022	40,000	40,396
City of Montgomery
Series 2021B, GO, 3.00%, 12/1/2022	20,000	20,553
GO, 3.00%, 2/1/2023	15,000	15,473
City of Montgomery, Warrants GO, 3.00%, 2/1/2022	30,000	30,138
City of Orange Beach
GO, 3.00%, 8/1/2022	20,000	20,364
GO, 3.13%, 8/1/2022 (b)	40,000	40,779
GO, 5.00%, 8/1/2022 (b)	95,000	98,046
City of Orange Beach, Warrants
GO, 5.00%, 2/1/2022	55,000	55,430
GO, 5.00%, 8/1/2022 (b)	60,000	61,924
City of Oxford Series 2012C, GO, 5.00%, 10/1/2022 (b)	35,000	36,400
City of Oxford, Warrants
Series 2015A, GO, 5.00%, 9/1/2022	20,000	20,676
GO, 3.25%, 10/1/2022 (b)	25,000	25,639
City of Sheffield Rev., 5.00%, 1/1/2022 (b)	45,000	45,176
City of Trussville Series 2014A, GO, 5.00%, 10/1/2022	130,000	135,157
City of Trussville, Warrants Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	27,169
City of Tuscaloosa
Series 2012B, GO, 5.00%, 1/1/2022 (b)	255,000	255,999
Series 2012-A, GO, 5.00%, 5/15/2022 (b)	40,000	40,877
City of Tuscaloosa, Warrants
Series 2012B, GO, 5.00%, 1/1/2022	70,000	70,270
Series 2012-A, GO, 5.00%, 5/15/2022 (b)	50,000	51,097

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014A, GO, 5.00%, 7/1/2022	25,000	25,689
Series 2020A, GO, 3.00%, 10/1/2022	40,000	40,893
City of Tuscumbia, Warrants Series 2021B, GO, 3.00%, 11/1/2023	280,000	292,953
Clarke County Board of Education Rev., 4.75%, 2/1/2022 (b)	100,000	100,738
County of Baldwin, Warrants
GO, 4.00%, 1/1/2022	110,000	110,344
GO, 5.00%, 5/1/2022	75,000	76,510
County of Cullman Rev., 3.00%, 5/1/2023 (b)	35,000	36,329
County of Houston, Warrants Series 2020B, GO, 4.00%, 2/1/2022	25,000	25,153
County of Jefferson, Warrants Rev., 5.00%, 9/15/2022	35,000	36,321
County of Madison Series 2019C, GO, 5.00%, 9/1/2022	25,000	25,886
County of Mobile
Series 2014A, GO, 5.00%, 6/1/2022	40,000	40,956
Series 2012C, GO, 5.00%, 8/1/2022 (b)	105,000	108,366
GO, 4.00%, 2/1/2023	110,000	114,788
GO, 5.00%, 8/1/2025 (b)	25,000	29,117
County of Mobile, Warrants
Series 2020B, GO, 4.00%, 8/1/2022	45,000	46,135
Series 2012C, GO, 4.50%, 8/1/2022 (b)	80,000	82,283
Series 2012C, GO, 5.00%, 8/1/2022 (b)	35,000	36,122
Series 2020B, GO, 4.00%, 8/1/2023	25,000	26,533
County of Montgomery, Warrants GO, 5.00%, 3/1/2023	45,000	47,648
Decatur City Board of Education, Special Tax Rev., 5.00%, 2/1/2022	35,000	35,280
Escambia County Board of Education Rev., 5.00%, 12/1/2022 (b)	25,000	26,192
Foley Utilities Board Rev., 5.00%, 5/1/2022 (b)	180,000	183,564
Guntersville Water Works and Sewer Board Rev., 3.75%, 8/1/2022 (b)	30,000	30,695
Homewood Educational Building Authority, Educational Facilities, Samford University

Investments	Principal Amount ($)	Value ($)
Series 2013A, Rev., AGM, 4.75%, 12/1/2022 (b)	190,000	198,486
Hoover City Board of Education, Special Tax School Warrants
4.00%, 2/15/2022	80,000	80,630
5.00%, 8/15/2022 (b)	50,000	51,697
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project
Series 2008, Rev., 2.90%, 12/12/2023 (c)	1,810,000	1,896,516
Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	100,913
Infirmary Health System Special Care Facilities Financing Authority of Mobile Series 2016A, Rev., 5.00%, 2/1/2024	250,000	273,565
Limestone County Water and Sewer Authority Rev., 5.00%, 12/1/2022	290,000	303,573
Lower Alabama Gas District (The), Gas Project
Rev., 4.00%, 12/1/2022	35,000	36,229
Rev., 4.00%, 12/1/2025 (c)	150,000	167,814
Madison County Board of Education Rev., 5.00%, 9/1/2023	20,000	21,589
Madison Water and Wastewater Board Rev., 5.00%, 12/1/2022	95,000	99,544
Mobile County Board of School Commissioners, Capital Outlay School Warrants Series 2012, 2.50%, 3/1/2022	25,000	25,135
Montgomery County Public Education Cooperative District, Public Schools Project Rev., 5.00%, 4/1/2023	200,000	212,060
Montgomery Water Works and Sanitary Sewer Board Rev., 5.00%, 3/1/2022 (b)	40,000	40,480
Morgan County Board of Education Rev., 5.00%, 8/1/2022 (b)	145,000	149,648
Oxford Public Building Authority, Oxford Project Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,994
Saraland Board of Education Series 2015A, AGM, 4.00%, 8/1/2022 (b)	40,000	41,012
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	55,000	59,039
Series A, Rev., 5.00%, 4/1/2024	85,000	93,805

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2023	155,000	164,468
State of Alabama
Series 2013-A, GO, 5.00%, 8/1/2022	50,000	51,610
Series 2014-A, GO, 5.00%, 8/1/2022	65,000	67,093
Series 2016C, GO, 5.00%, 8/1/2022	30,000	30,966
Series 2016A, GO, 5.00%, 11/1/2022	120,000	125,300
Series 2014-A, GO, 5.00%, 8/1/2023	75,000	80,922
State of Alabama, Capital Improvement Series 2013B, GO, 5.00%, 8/1/2022	45,000	46,449
Tuscaloosa County Board of Education, Special Tax School 5.00%, 2/1/2022	25,000	25,198
UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	270,000	292,097
University of Alabama (The)
Series 2019B, Rev., 4.00%, 7/1/2022	35,000	35,779
Series 2012-A, Rev., 5.00%, 7/1/2022	25,000	25,701
Series 2014B, Rev., 5.00%, 7/1/2022	105,000	107,946
Series 2019A, Rev., 5.00%, 7/1/2022	55,000	56,543
Series 2019B, Rev., 4.00%, 7/1/2023	10,000	10,581
Series 2012-A, Rev., 5.00%, 7/1/2023	20,000	20,562
Series 2012-A, Rev., 5.00%, 7/1/2024	55,000	56,484
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	22,358
Series 2014B, Rev., 5.00%, 7/1/2025	50,000	55,787
University of Alabama at Birmingham
Series 2019A, Rev., 4.00%, 10/1/2022	220,000	226,922
Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,994
Series 2019C, Rev., 5.00%, 10/1/2022	230,000	239,144

Investments	Principal Amount ($)	Value ($)
Warrior River Water Authority Rev., 3.00%, 8/1/2022	50,000	50,822
Water Works Board of the City of Birmingham (The)
Series 2012A, Rev., 3.50%, 1/1/2022 (b)	50,000	50,135
Series 2012A, Rev., 4.00%, 1/1/2022 (b)	25,000	25,078
Series 2015A, Rev., 5.00%, 1/1/2022	145,000	145,571
Series 2015B, Rev., 5.00%, 1/1/2022	30,000	30,118
Series 2013B, Rev., 5.00%, 1/1/2023 (b)	25,000	26,296
Series 2015A, Rev., 5.00%, 1/1/2023	25,000	26,268
Series 2016A, Rev., 5.00%, 1/1/2023	20,000	21,015

Total Alabama		15,155,118

Alaska - 0.5%
Alaska Housing Finance Corp. Series 2016A, Rev., 1.55%, 12/1/2022	70,000	70,782
Alaska Housing Finance Corp., General Mortgage
Series 2016A, Rev., 1.30%, 12/1/2021	60,000	60,000
Series A, Rev., 1.50%, 6/1/2024	305,000	310,906
Alaska Housing Finance Corp., State Capital Project
Rev., 5.00%, 12/1/2021	100,000	100,000
Series 2013A, Rev., 5.00%, 12/1/2021	95,000	95,000
Series 2014D, Rev., 5.00%, 12/1/2021	1,355,000	1,355,000
Series 2017A, Rev., 5.00%, 12/1/2021	425,000	425,000
Rev., 5.00%, 6/1/2022	30,000	30,719
Rev., 5.00%, 6/1/2022 (b)	25,000	25,598
Series 2013A, Rev., 5.00%, 6/1/2022	100,000	102,396
Series 2013A, Rev., 5.00%, 6/1/2022 (b)	30,000	30,717
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,193
Series 2018B, Rev., 5.00%, 12/1/2022	25,000	26,175
Series 2014D, Rev., 5.00%, 12/1/2023	175,000	190,358
Alaska Industrial Development & Export Authority, Tanana Chef’s Conference Project Series 2019A, Rev., 5.00%, 10/1/2022	250,000	259,404

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Alaska Industrial Development and Export Authority, Greater Fairbanks Community Hospital Foundation Project Rev., 5.00%, 4/1/2022	200,000	203,111
Alaska Municipal Bond Bank Authority
Series 2016-3, Rev., 4.00%, 12/1/2021	190,000	190,000
Series 1, Rev., 5.00%, 12/1/2021	1,375,000	1,375,000
Series 2013-1, Rev., 4.00%, 2/1/2022	35,000	35,218
Series ONE, Rev., 5.00%, 3/1/2022	95,000	96,128
Series TWO, Rev., 5.00%, 3/1/2022 (b)	415,000	419,873
Series THREE, Rev., 5.00%, 7/1/2022	200,000	205,552
Series 2013-3, Rev., 5.00%, 8/1/2022	25,000	25,793
Series 2014-3, Rev., 5.00%, 10/1/2022	125,000	129,948
Series ONE, Rev., 5.00%, 10/1/2022	65,000	67,573
Series 1, Rev., 5.00%, 12/1/2022	65,000	68,076
Series 2013-1, Rev., 4.00%, 2/1/2023	25,000	26,082
Series 2013-1, Rev., 5.00%, 2/1/2023 (b)	35,000	36,930
Series 2015B, Rev., AMT, 5.00%, 3/1/2023	35,000	36,955
Series 2013-3, Rev., 5.00%, 8/1/2023 (b)	60,000	64,690
Series TWO, Rev., 5.00%, 9/1/2024	135,000	136,544
Series 2015A, Rev., 5.00%, 3/1/2026	200,000	228,188
Alaska Municipal Bond Bank Authority, Master Resolution Series 2017A, Rev., 4.00%, 10/1/2022	120,000	123,714
Borough of Fairbanks North Star Series 2011-Q, GO, 5.00%, 9/1/2022	50,000	51,767
Borough of Matanuska-Susitna
Series B, COP, 5.00%, 3/1/2022	305,000	308,489
Series 2012D, GO, 4.00%, 4/1/2022	40,000	40,504

Investments	Principal Amount ($)	Value ($)
Series 2021D, GO, 5.00%, 4/1/2022 (b)	25,000	25,401
Series 2016A, GO, 5.00%, 7/1/2022	20,000	20,555
Series 2014A, GO, 5.00%, 8/1/2022	20,000	20,634
Series 2014B, GO, 5.00%, 11/1/2022	85,000	88,706
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2022	150,000	155,129
Series 2016, Rev., 5.00%, 9/1/2024	490,000	547,409
Rev., 5.00%, 9/1/2025	40,000	46,105
Rev., 5.25%, 9/1/2026	95,000	110,106
Borough of Matanuska-Susitna, Transportation System Series 2012D, GO, 4.50%, 4/1/2022 (b)	30,000	30,431
Borough of North Slope
Series 2012A, GO, 5.00%, 6/30/2022	20,000	20,553
Series 2016A, GO, 5.00%, 6/30/2022	175,000	179,835
Series 2020A, GO, 5.00%, 6/30/2025	35,000	40,427
Borough of North Slope, General Purpose Series 2019A, GO, 5.00%, 6/30/2023	40,000	42,915
City of Valdez GO, 4.00%, 6/30/2022	50,000	51,096
Municipality of Anchorage
GO, TAN, 1.50%, 12/15/2021	325,000	325,177
Series 2018D, GO, 4.00%, 9/1/2022	290,000	298,309
Series D, GO, 5.00%, 9/1/2022	70,000	72,528
Series B, GO, 5.00%, 9/1/2023	155,000	167,828
Series D, GO, 5.00%, 9/1/2023	25,000	27,069
Municipality of Anchorage, General Purpose
Series A, GO, 5.00%, 8/1/2022	20,000	20,642
Series 2018A, GO, 5.00%, 9/1/2022	155,000	160,598
Series 2108B, GO, 5.00%, 9/1/2022	130,000	134,695
Series B, GO, 5.00%, 9/1/2022	200,000	207,192

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of Alaska
Series 2013B, GO, 5.00%, 8/1/2023	25,000	26,379
Series 2013B, GO, 5.00%, 8/1/2024	40,000	42,191
State of Alaska, Native Tribal Health Consortium COP, 4.00%, 6/1/2022	470,000	478,759

Total Alaska		10,319,052

Arizona - 1.4%
Arizona Board of Regents
Series C, COP, 3.00%, 6/1/2022 (b)	40,000	40,561
Series 2015A, COP, 5.00%, 6/1/2022	205,000	209,849
Series 2020B, Rev., 5.00%, 7/1/2022	65,000	66,835
Arizona Department of Transportation State Highway Fund
Series 2013A, Rev., 4.00%, 7/1/2022 (b)	25,000	25,551
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	780,000	801,694
Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,707
Arizona Health Facilities Authority, Banner Health
Series 2012A, Rev., 3.75%, 1/1/2022 (b)	50,000	50,144
Series 2012A, Rev., 4.00%, 1/1/2022 (b)	25,000	25,078
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	50,000	50,196
Series 2015A, Rev., 5.00%, 1/1/2022	350,000	351,359
Series 2015A, Rev., 5.00%, 1/1/2023	40,000	42,056
Arizona Health Facilities Authority, Phoenix Chrildrens Hospital Series 2012A, Rev., 5.00%, 2/1/2022	120,000	120,945
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals
Series 2014A, Rev., 5.00%, 12/1/2021	725,000	725,000
Rev., 5.00%, 12/1/2023	170,000	185,740
Series 2014A, Rev., 5.00%, 12/1/2025	140,000	158,771
Arizona Industrial Development Authority Series 2021A, Rev., 4.00%, 11/1/2023	600,000	640,351

Investments	Principal Amount ($)	Value ($)
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2019A, Rev., 5.00%, 11/1/2022	450,000	469,197
Series 2019A, Rev., 5.00%, 11/1/2024	95,000	107,141
Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	21,640
Arizona State University
Series 2012A, Rev., 3.00%, 7/1/2022	45,000	45,741
Series 2013A, Rev., 4.00%, 7/1/2022	35,000	35,779
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	50,000	51,396
Series 2015A, Rev., 5.00%, 7/1/2022	60,000	61,683
Series 2015B, Rev., 5.00%, 7/1/2022	20,000	20,561
Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,701
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,701
Series 2016C, Rev., 5.00%, 7/1/2022	30,000	30,842
Series 2017A, Rev., 5.00%, 7/1/2022	45,000	46,263
Series A, Rev., 5.00%, 7/1/2022	150,000	154,209
Rev., 5.00%, 8/1/2022	45,000	46,443
Series 2015A, Rev., 5.00%, 7/1/2023	60,000	64,469
Series 2016A, Rev., 5.00%, 7/1/2023	25,000	26,862
Arizona State University, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2022	165,000	169,698
Rev., 5.00%, 7/1/2025	40,000	46,408
Arizona Transportation Board
Rev., GAN, 5.00%, 7/1/2022	50,000	51,423
Series 2017A, Rev., GAN, 5.00%, 7/1/2022	25,000	25,712
Series 2019A, Rev., GAN, 5.00%, 7/1/2022	65,000	66,851
Arizona Transportation Board, Excise Tax
Rev., 5.00%, 7/1/2022	80,000	82,278
Rev., 5.00%, 7/1/2023	80,000	85,999

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2022	145,000	149,129
Rev., 5.00%, 7/1/2023	85,000	91,374
Arizona Water Infrastructure Finance Authority
Series 2012A, Rev., 5.00%, 10/1/2022	30,000	31,206
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	30,000	31,200
Central Arizona Water Conservation District, Central Arizona Project Rev., 5.00%, 1/1/2022	50,000	50,197
Chandler Industrial Development Authority, Intel Corp. Project Rev., 2.40%, 8/14/2023 (c)	3,065,000	3,164,222
City of Avondale GO, 5.00%, 7/1/2022	80,000	82,254
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2022	20,000	20,564
Rev., 5.00%, 7/1/2023	25,000	26,837
City of Bullhead, Excise Tax Rev., 4.00%, 7/1/2022	25,000	25,555
City of Casa Grande, Excise Tax Rev., 4.50%, 4/1/2022	45,000	45,651
City of Chandler
GO, 4.00%, 7/1/2022	30,000	30,669
GO, 5.00%, 7/1/2023	85,000	91,388
City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	21,155
City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2022	205,000	210,678
City of Goodyear GO, 5.00%, 7/1/2023	35,000	37,601
City of Mesa
GO, 2.00%, 7/1/2022	30,000	30,320
Rev., 5.00%, 7/1/2022	25,000	25,704
Rev., 3.00%, 7/1/2023	20,000	20,876
City of Mesa, Excise Tax Rev., 5.00%, 7/1/2022 (b)	1,045,000	1,073,697
City of Mesa, Utility System Rev., 5.00%, 7/1/2022	50,000	51,409
City of Peoria Series B, GO, 5.00%, 7/15/2023	50,000	53,804
City of Phoenix
GO, 2.25%, 7/1/2022	275,000	278,362
GO, 4.00%, 7/1/2022	20,000	20,447
Series 2012C, GO, 4.00%, 7/1/2022	240,000	245,370
GO, 4.00%, 7/1/2023	10,000	10,589

Investments	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,701
Series 2015A, Rev., 5.00%, 7/1/2022	50,000	51,406
Series 2020A, Rev., 5.00%, 7/1/2022	20,000	20,562
Rev., 5.00%, 7/1/2023	85,000	87,349
Rev., 5.00%, 7/1/2024	75,000	77,069
Series 2017B, Rev., 5.00%, 7/1/2024	185,000	206,860
City of Phoenix Civic Improvement Corp., Excise Tax Series 2017B, Rev., 5.00%, 7/1/2022	230,000	236,467
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Rev., 5.00%, 7/1/2022	145,000	149,077
Series 2015A, Rev., 5.00%, 7/1/2022	50,000	51,385
Series 2017D, Rev., 5.00%, 7/1/2022	110,000	113,047
Series 2017D, Rev., 5.00%, 7/1/2023	130,000	139,620
Series 2017D, Rev., 5.00%, 7/1/2024	475,000	530,735
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Rev., 5.00%, 7/1/2022	350,000	359,841
Series 2017B, Rev., 5.00%, 7/1/2022	100,000	102,811
Series 2018B, Rev., 5.00%, 7/1/2022	25,000	25,703
Series 2014B, Rev., 5.00%, 7/1/2023	25,000	26,879
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Rev., 5.00%, 7/1/2022	50,000	51,406
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2017B, Rev., 5.00%, 7/1/2022	130,000	133,671
City of San Luis,Excise Tax Series 2014A, Rev., 5.00%, 7/1/2022	75,000	77,064
City of Scottsdale
GO, 3.00%, 7/1/2022	25,000	25,416
GO, 4.00%, 7/1/2022	50,000	51,122
GO, 5.00%, 7/1/2022	120,000	123,388

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Scottsdale, Project 2004-Preserve ACQ
Series 2017B, GO, 5.00%, 7/1/2022	90,000	92,541
City of Surprise Rev., 5.00%, 7/1/2022	105,000	107,927
City of Surprise, Utility System, Senior Lien Rev., 5.00%, 7/1/2022	110,000	113,067
City of Tempe
Series 2014C, GO, 4.00%, 7/1/2022	25,000	25,561
Series B, GO, 4.50%, 7/1/2022	75,000	76,900
City of Tempe AZ Excise Tax Revenue
Rev., 5.00%, 7/1/2022 (b)	25,000	25,701
Rev., 5.00%, 7/1/2022	40,000	41,130
City of Tempe, Excise Tax Rev., 5.00%, 7/1/2022	30,000	30,847
City of Tucson
COP, AGM, 3.00%, 7/1/2022	60,000	60,991
Rev., 5.00%, 7/1/2022	125,000	128,529
COP, AGM, 5.00%, 7/1/2022	35,000	35,984
Series 2013A, Rev., 5.00%, 7/1/2022	270,000	277,592
City of Tucson, Water System Rev., 5.00%, 7/1/2022	125,000	128,529
Cochise County Unified School District No. 68-Sierra Vista, School Improvement Series 2019B, GO, 3.00%, 7/1/2022	25,000	25,397
County of Maricopa
COP, 5.00%, 7/1/2022	805,000	827,154
Series 2018A, COP, 5.00%, 7/1/2023	1,095,000	1,174,939
County of Navajo Rev., 4.00%, 7/1/2025	20,000	22,344
County of Pima
Series 2020A, COP, 5.00%, 12/1/2021	175,000	175,000
GO, 4.00%, 7/1/2022	40,000	40,888
GO, 5.00%, 7/1/2022	205,000	206,279
Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,700
Series 2020A, COP, 5.00%, 12/1/2022	20,000	20,963
Series A, COP, 5.00%, 12/1/2022	45,000	47,166
County of Pima, Sewer System
Rev., 5.00%, 7/1/2022	145,000	149,060
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	125,000	128,489
Rev., 5.00%, 7/1/2023	50,000	53,741

Investments	Principal Amount ($)	Value ($)
Series 2020A, Rev., 5.00%, 7/1/2023	30,000	32,245
Series 2012A, Rev., 5.00%, 7/1/2025	95,000	97,626
County of Pima, Street and Highway Rev., 3.00%, 7/1/2022	45,000	45,738
County of Pinal
Rev., 2.00%, 8/1/2022	50,000	50,598
Rev., 5.00%, 8/1/2022	25,000	25,797
Rev., 5.00%, 8/1/2023	35,000	37,733
Gila County Unified School District No. 10-Payson
GO, 5.00%, 7/1/2022	35,000	35,976
GO, 5.00%, 7/1/2023	20,000	21,437
Gilbert Water Resource Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	45,000	46,271
Glendale Municipal Property Corp., Senior Lien Series B, Rev., 5.00%, 7/1/2022	175,000	179,827
Glendale Union High School District No. 205 GO, AGM, 5.00%, 7/1/2023	25,000	26,842
Glendale Union High School District No. 205, Arizona School Improvement, Project of 2015 Series 2019C, GO, 5.00%, 7/1/2022	240,000	246,619
Goodyear Community Facilities Utilities District No. 1 GO, 3.00%, 7/15/2022	35,000	35,564
Goodyear Public Improvement Corp. Series A, Rev., 4.00%, 7/1/2022 (b)	20,000	20,445
Goodyear Public Improvement Corp., Municipal Facilities
Series 2011A, Rev., 5.00%, 7/1/2022 (b)	430,000	442,065
Series A, Rev., 5.25%, 7/1/2022 (b)	50,000	51,475
Highlands Fire District COP, 4.00%, 7/1/2022	125,000	127,553
Kyrene Elementary School District No. 28
GO, 4.00%, 7/1/2022	120,000	122,685
GO, 4.00%, 7/1/2023	20,000	21,184
Kyrene Elementary School District No. 28, School Improvement Project
Series 2016A, GO, 5.00%, 7/1/2022	45,000	46,268
Series 2020B, GO, 5.00%, 7/1/2022	30,000	30,845

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Madison Elementary School District No. 38
Series 2019C, GO, 5.00%, 7/1/2022	50,000	51,409
Madison Elementary School District No. 38, School Improvement, Project of 2014
Series 2017B, GO, 5.00%, 7/1/2022	70,000	71,972
Series 2019C, GO, 5.00%, 7/1/2023	25,000	26,875
Madison Elementary School District No. 38, School Improvement, Project of 2019
Series 2020A, GO, 5.00%, 7/1/2022	120,000	123,381
Series 2020A, GO, 5.00%, 7/1/2023	110,000	118,249
Maricopa County Community College District GO, 3.00%, 7/1/2022	20,000	20,333
Maricopa County Community College District, Project of 2004 Series 2011D, GO, 4.00%, 7/1/2022	180,000	180,560
Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2018B, GO, 5.00%, 7/1/2022	60,000	61,683
Maricopa County High School District No. 214 Tolleson Union High School Series A, GO, 2.25%, 7/1/2022	40,000	40,487
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2022	105,000	105,408
Series B, Rev., 5.00%, 10/18/2022 (c)	575,000	598,884
Series C, Rev., 5.00%, 10/18/2024 (c)	340,000	384,618
Maricopa County Industrial Development Authority, Banner Health Obligation group Series 2016A, Rev., 5.00%, 1/1/2023	85,000	89,369
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2022	120,000	124,297
Series 2019A, Rev., 5.00%, 9/1/2023	135,000	146,073

Investments	Principal Amount ($)	Value ($)
Maricopa County School District No. 3 Tempe Elementary
GO, 4.00%, 7/1/2022	25,000	25,555
GO, 4.00%, 7/1/2023	70,000	74,054
Maricopa County Special Health Care District
Series D, GO, 5.00%, 7/1/2022	210,000	215,904
Series 2018C, GO, 5.00%, 7/1/2023	25,000	26,858
Series D, GO, 5.00%, 7/1/2023	30,000	32,230
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2022	315,000	323,857
Maricopa County Unified School District No. 4 Mesa, School Improvement, Project of 2012 Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,829
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 7/1/2022	40,000	41,125
Maricopa County Unified School District No. 69 Paradise Valley
Series 2012A, GO, 3.00%, 7/1/2022	20,000	20,333
Series 2018C, GO, 5.00%, 7/1/2023	20,000	21,486
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015
Series 2017B, GO, 5.00%, 7/1/2022	35,000	35,988
Series 2018C, GO, 5.00%, 7/1/2022	40,000	41,130
Series 2018D, GO, 5.00%, 7/1/2022	55,000	56,553
Maricopa County Unified School District No. 80 Chandler GO, 5.00%, 7/1/2022	20,000	20,565
Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2015 Series 2017B, GO, 3.50%, 7/1/2022	25,000	25,488
Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2019 Series 2020A, GO, 5.00%, 7/1/2022	65,000	66,835

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 5.00%, 7/1/2022	135,000	138,723
Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013 Series 2017C, GO, 5.00%, 7/1/2022	105,000	107,946
Maricopa County Unified School District No. 97-Deer Valley GO, 3.00%, 7/1/2022	60,000	60,987
Maricopa County Union High School District No. 210 Phoenix, School Improvement GO, 3.00%, 7/1/2022	30,000	30,496
GO, 5.00%, 7/1/2022	55,000	56,546
Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 Series 2014C, GO, 3.00%, 7/1/2022	25,000	25,413
Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 and 2017 GO, 5.00%, 7/1/2022	25,000	25,703
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 7/1/2023	30,000	32,250
Maricopa County Union High School District No. 210-Phoenix, School Improvement Project of 2017 Series 2019B, GO, 5.00%, 7/1/2022	55,000	56,546
Maricopa County Union High School District No. 213 Tempe GO, 4.00%, 7/1/2022	25,000	25,561
Maricopa County Union High School District No. 216 Agua Fria, School Improvement Series 2014B, GO, 3.00%, 7/1/2023	30,000	31,284
Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2011 Series 2012A, GO, 3.00%, 7/1/2022	25,000	25,411
Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2015 Series 2017B, GO, 5.00%, 7/1/2022	25,000	25,701

Investments	Principal Amount ($)	Value ($)
McAllister Academic Village LLC Rev., 5.00%, 7/1/2023	20,000	21,453
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2023	80,000	84,620
Northern Arizona University Rev., 5.00%, 6/1/2022	20,000	20,482
Northern Arizona University, Stimulus Plan For Economic and Educational Development Series 2020B, Rev., AGM, 5.00%, 8/1/2025	100,000	115,126
Peoria Municipal Development Authority, Inc. Rev., 4.00%, 7/1/2022	25,000	25,558
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2022	215,000	220,205
Rev., 5.00%, 6/1/2023	70,000	74,993
Rev., 5.00%, 6/1/2024	60,000	66,905
Series 2014, Rev., 5.00%, 6/1/2025	30,000	32,070
Pima County Unified School District No. 20 Vail, School Improvement GO, AGM, 3.00%, 7/1/2023	20,000	20,824
Pima County Unified School District No. 6 Marana, School Improvement, Project of 2014 Series 2017C, GO, 5.00%, 7/1/2022	25,000	25,675
Pinal County Electric District No. 3, Electric System Rev., 5.00%, 7/1/2022	95,000	97,581
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	20,000	21,437
Prescott Municipal Property Corp. Rev., 5.00%, 7/1/2022	25,000	25,681
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2022	290,000	298,609
Rev., 5.25%, 7/1/2023	90,000	97,089
Salt River Project Agricultural Improvement and Power District
Series 2011A, Rev., 5.00%, 12/1/2021	150,000	150,000
Series 2016A, Rev., 5.00%, 1/1/2022	110,000	110,432

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2011A, Rev., 5.00%, 12/1/2021	935,000	935,000
Series 2015A, Rev., 5.00%, 12/1/2021	290,000	290,000
Series 2017A, Rev., 5.00%, 1/1/2022	30,000	30,118
Series 2019A, Rev., 5.00%, 1/1/2022	50,000	50,196
Series 2020A, Rev., 5.00%, 1/1/2022	30,000	30,118
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,201
Series 2016A, Rev., 5.00%, 1/1/2023	70,000	73,629
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2022	30,000	30,845
State of Arizona
COP, 5.00%, 9/1/2022	515,000	533,361
COP, 4.00%, 10/1/2022 (b)	25,000	25,799
COP, 5.00%, 10/1/2022 (b)	30,000	31,207
Series 2019A, COP, 5.00%, 10/1/2022 (b)	100,000	104,025
Series 2019A, COP, 5.00%, 10/1/2023 (b)	35,000	38,037
COP, 5.00%, 9/1/2026	50,000	58,114
State of Arizona Lottery Rev., 5.00%, 7/1/2022 (b)	85,000	87,398
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	1,880,000	1,873,181
Town of Gilbert GO, 5.00%, 7/1/2022	20,000	20,565
Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2022	20,000	20,563
Town of Queen Creek, Excise Tax
Rev., 4.00%, 8/1/2022	40,000	40,982
Series 2018A, Rev., 4.00%, 8/1/2022	40,000	40,982
Rev., 5.00%, 8/1/2022	45,000	46,402
Series 2018A, Rev., 5.00%, 8/1/2023	40,000	43,054
University Medical Center Corp., Hospital
Rev., 4.25%, 7/1/2023 (b)	100,000	106,251
Rev., 5.63%, 7/1/2023 (b)	30,000	32,525
University of Arizona (The)

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 6/1/2022	20,000	20,481
Series A, Rev., 5.00%, 6/1/2023	50,000	53,559
University of Arizona (The), Stimulus Plan for Economic and Educational Development Rev., 5.00%, 8/1/2022	300,000	309,617
Western Maricopa Education Center District No. 402
Series 2017A, GO, 5.00%, 7/1/2022	50,000	51,394
Series 2017A, GO, 5.00%, 7/1/2023	50,000	53,708
Yuma County Elementary School District No. 32 Gadsden Series 2019B, GO, AGM, 3.00%, 7/1/2022	175,000	177,643
Yuma Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	100,000	102,758
Yuma Municipal Property Corp., Senior Lien Road Tax and Subordinate Lien Excise Tax Rev., 5.00%, 7/1/2022	100,000	102,758

Total Arizona		30,470,049

Arkansas — 0.3%
Arkansas Development Finance Authority Public Safety Charges, Division of Emerging Management Project Rev., 5.00%, 6/1/2023	25,000	26,709
Arkansas Development Finance Authority, Baptist Health Series A, Rev., 5.00%, 12/1/2021	750,000	750,000
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	74,371
Arkansas State Community Water System Public Water Authority Series A, Rev., 4.00%, 10/1/2022(b)	25,000	25,788
Bearden School District No. 53 GO, 2.00%, 2/1/2022	25,000	25,062
Bentonville School District No. 6 Series D, GO, 5.00%, 6/1/2023	110,000	117,657
Booneville School District No. 65 GO, 2.00%, 2/1/2022	45,000	45,135
Bryant School District No. 25 Series B, GO, 3.00%, 2/1/2022	20,000	20,093

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Cabot Series 2021B, Rev., 5.00%, 12/1/2022	25,000	26,188
City of Fayetteville GO, 3.00%, 1/1/2022	50,000	50,110
City of Fayetteville, Sales & Use Tax Series 2019A, Rev., 5.00%, 11/1/2022	110,000	114,817
City of Little Rock,Limited Tax GO, 5.00%, 4/1/2022	110,000	111,752
City of Rogers Rev., 4.00%, 11/1/2022	25,000	25,855
City of West Memphis
Rev., 4.00%, 12/1/2022	100,000	103,634
Rev., 4.00%, 12/1/2023	200,000	213,959
Rev., 4.00%, 12/1/2024	250,000	275,147
Rev., 4.00%, 12/1/2025	375,000	421,895
Greene County Technical School District No. T-1 GO, 3.00%, 4/1/2022	95,000	95,850
Greenwood School District No. 25 GO, 2.00%, 12/1/2021	425,000	425,000
Lake Hamilton School District No. 5 of Garland County
GO, 3.00%, 10/1/2022 (b)	290,000	296,687
GO, 3.25%, 10/1/2022 (b)	80,000	82,011
GO, 3.50%, 10/1/2022 (b)	50,000	51,360
Little Rock School District GO, 3.00%, 2/1/2022	25,000	25,116
Northwest Arkansas Conservation Authority Rev., 3.00%, 3/1/2022	90,000	90,619
Pulaski County Public Facilities Board, Baptist Health
Rev., 5.00%, 12/1/2022	220,000	230,320
Rev., 5.00%, 12/1/2024 (b)	305,000	346,413
Pulaski County Public Facilities Board, Carti Project Rev., 5.50%, 7/1/2023(b)	250,000	270,551
Rogers School District No. 30 GO, 5.00%, 2/1/2022	285,000	287,254
Springdale School District No. 50 GO, 5.00%, 6/1/2022	70,000	71,659
State of Arkansas, Federal Highway
GO, 5.00%, 4/1/2022	215,000	218,461
GO, 3.00%, 10/1/2022	125,000	127,949
GO, 5.00%, 4/1/2023	20,000	21,272
GO, 5.00%, 10/1/2023	45,000	48,894
State of Arkansas, Waste Disposal and Pollution Abatement Facilities GO, 5.00%, 7/1/2023	30,000	32,255
State of Arkansas, Waste Water and Pollution Abatement

Investments	Principal Amount ($)	Value ($)
Series 2012B, GO, 3.00%, 7/1/2022 (b)	35,000	35,572
University of Arkansas Student Fee, UALR Campus Rev., 5.00%, 10/1/2022	45,000	46,789
University of Arkansas, Auxiliary Enterprises, UALR Campus Rev., 5.00%, 10/1/2022	25,000	25,994
University of Arkansas, Capital Improvement UALR Campus Series 2012A, Rev., 4.00%, 5/1/202 (b)	25,000	25,398
University of Arkansas, Fayetteville Campus
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	45,000	45,902
Series 2015A, Rev., 5.00%, 9/15/2022	25,000	25,947
Series 2014A, Rev., 4.00%, 11/1/2022 (b)	25,000	25,860
University of Arkansas, Student Fee, Capital Improvement, UALR Energy Conservation Project Series 2013C, Rev., 5.00%, 10/1/2022	45,000	46,801
University of Arkansas, Student Fee, Community College
Rev., 4.00%, 5/1/2022	30,000	30,473
Rev., 4.00%, 5/1/2023	60,000	63,080
University of Arkansas, Student Fee, ULAR Project Series 2013A, Rev., 5.00%, 12/1/2021	40,000	40,000
University of Arkansas, Various Facility Fayetteville Campus
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	340,000	346,816
Series 2013A, Rev., 5.00%, 9/15/2022	80,000	83,032
Rev., 5.00%, 11/1/2022	50,000	52,204
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	25,000	26,088
Series 2016A, Rev., 5.00%, 11/1/2022	220,000	229,634
Series 2019A, Rev., 5.00%, 11/1/2022	30,000	31,322
Series 2019A, Rev., 5.00%, 9/15/2023	35,000	37,879
University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	36,333

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
University of Arkansas, Various Facility UAMS Campus
Series 2020A, Rev., 5.00%, 12/1/2021	235,000	235,000
Rev., 5.00%, 11/1/2022	35,000	36,543
Van Buren School District No. 42 GO, 5.00%, 4/1/2022	185,000	187,946

Total Arkansas		6,864,456

California — 6.3%
Abag Finance Authority for Nonprofit Corp., Episcopal Senior Communities Series 2012A, Rev., 5.00%, 7/1/2022 (b)	155,000	159,345
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2012A, Rev., 5.00%, 2/1/2022 (b)	20,000	20,158
Abag Finance Authority for Nonprofit Corps., Episcopal Senior Community Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	25,701
Abag Finance Authority for Nonprofit Corps., Odd Fellows Home Series 2012A, Rev., 5.00%, 4/1/2022	30,000	30,469
Acalanes Union High School District GO, 4.00%, 8/1/2022	95,000	97,435
Alameda Corridor Transportation Authority, Senior Lien Series 2013A, Rev., 5.00%, 10/1/2022	250,000	259,597
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.00%, 12/1/2021	180,000	180,000
Series 2013A, Rev., 5.00%, 12/1/2022	125,000	130,941
Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	95,000	95,912
Alameda Unified School District-Alameda County, Election of 2014 Series C, GO, 4.00%, 8/1/2022	75,000	76,922
Albany Unified School District GO, 4.00%, 8/1/2022	80,000	82,018
Alhambra Unified School District Series 2016B, GO, 5.00%, 8/1/2022	140,000	144,517
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	20,000	20,643

Investments	Principal Amount ($)	Value ($)
Alta Loma School District, Capital Appreciation Series 1999A, GO, NATL- RE, Zero Coupon, 8/1/2022	125,000	124,755
Alvord Unified School District, Election of 2012 Series A, GO, AGM, Zero Coupon, 8/1/2022	200,000	199,528
Anaheim City School District Series 2014A, GO, 5.00%, 8/1/2022	60,000	61,928
Anaheim Housing & Public Improvements Authority Series 2017B, Rev., 5.00%, 10/1/2022	25,000	25,988
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2020A, Rev., 5.00%, 10/1/2024	160,000	180,480
Anaheim Public Financing Authority, Punlica Improvement Project Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,807
Anaheim Union High School District GO, 5.00%, 8/1/2022	50,000	51,613
Antelope Valley Community College District Series B, GO, 4.00%, 8/1/2022	35,000	35,897
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/2022	155,000	158,753
Apple Valley Unified School District GO, 5.00%, 8/1/2022	50,000	51,524
Arcadia Unified School District, Election of 2006 GO, 3.25%, 8/1/2022 (b)	50,000	51,023
Arcadia Unified School District, Election of 2006 GO, 3.50%, 8/1/2022 (b)	20,000	20,442
Bay Area Toll Authority
Series F-1, Rev., 4.00%, 4/1/2022 (b)	20,000	20,257
Series 2013S-4, Rev., 5.00%, 4/1/2023 (b)	235,000	250,017
Series 2017S-7, Rev., 5.00%, 4/1/2023	70,000	74,405
Series 2013S-4, Rev., 5.13%, 4/1/2023 (b)	25,000	26,639
Series 2013S-4, Rev., 5.25%, 4/1/2023 (b)	45,000	48,024
Bay Area Toll Authority, Toll Bridge
Series F-1, Rev., 3.00%, 4/1/2022 (b)	20,000	20,189

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series F-1, Rev., 4.00%, 4/1/2022 (b)	50,000	50,640
Rev., 5.00%, 4/1/2022	185,000	187,984
Series F-1, Rev., 5.00%, 4/1/2022 (b)	1,575,000	1,600,351
Series 2013S-4, Rev., 5.00%, 4/1/2023 (b)	395,000	420,241
Series S-4, Rev., 5.00%, 4/1/2023 (b)	65,000	69,153
Series 2013S-4, Rev., 5.25%, 4/1/2023 (b)	250,000	266,805
Bay Area Water Supply & Conservation Agency Series 2013A, Rev., 5.00%, 10/1/2022	20,000	20,805
Beardsley School District Series 2021, GO, 2.00%, 5/1/2022	210,000	211,368
Belmont Joint Powers Financing Authority Rev., 4.00%, 8/1/2022	50,000	51,282
Belmont-Redwood Shores School District GO, 5.00%, 8/1/2022	170,000	175,403
Berkeley Unified School District GO, 5.00%, 8/1/2022	140,000	144,517
Beverly Hills Unified School District GO, 5.00%, 8/1/2022	45,000	46,446
Bonita Unified School District
GO, 3.50%, 8/1/2022 (b)	80,000	81,769
GO, 5.00%, 8/1/2022 (b)	20,000	20,644
Brentwood Infrastructure Financing Authority
Rev., 5.00%, 7/1/2022	75,000	77,118
Series 2012A, Rev., AGM, 3.25%, 9/2/2022	50,000	51,137
Series 2012A, Rev., AGM, 3.50%, 9/2/2023	50,000	51,186
Brentwood Infrastructure Financing Authority, Civic Center Project
Rev., 4.00%, 10/1/2022	25,000	25,751
Rev., 5.00%, 10/1/2024	40,000	44,951
Buena Park School District GO, 4.00%, 8/1/2022	25,000	25,614
Burbank Redevelopment Agency Successor Agency
Rev., 5.00%, 12/1/2022	250,000	261,830
Rev., 5.00%, 12/1/2023	50,000	54,629
Burlingame Financing Authority, Water & Wastewater Rev., 5.00%, 4/1/2022	95,000	96,519

Investments	Principal Amount ($)	Value ($)
Burlingame School District Series 2013A, GO, 4.00%, 8/1/2022	25,000	25,641
Burlingame School District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	21,254
Burlingame School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	20,000	20,380
Butte-Glenn Community College District
Series B, GO, 4.00%, 8/1/2022	75,000	76,922
GO, 4.25%, 8/1/2022	25,000	25,682
GO, 5.00%, 8/1/2022	45,000	46,452
Cabrillo Community College District
GO, 4.00%, 8/1/2022 (b)	90,000	92,300
GO, 5.00%, 8/1/2022 (b)	40,000	41,288
GO, 5.00%, 8/1/2022	30,000	30,968
Cabrillo Unified School District GO, 4.00%, 8/1/2022	30,000	30,765
California Communities Local Measurer, Sales Tax Series 2013A, COP, AGM, 5.13%, 6/1/2023 (b)	20,000	21,455
California County Tobacco Securitization Agency Series 2020A, Rev., 5.00%, 6/1/2024	50,000	55,664
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2022	100,000	102,326
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2022	700,000	712,627
Series 2020A, Rev., 4.00%, 6/1/2023	700,000	737,602
California County Tobacco Securitization Agency, Merced County Tobacco Funding Corp.
Rev., 4.00%, 6/1/2022	150,000	152,715
Rev., 4.00%, 6/1/2023	460,000	484,645
Rev., 5.00%, 6/1/2025	240,000	277,069
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 4.00%, 6/1/2022	375,000	381,838
Rev., 4.00%, 6/1/2023	530,000	558,527

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
California Educational Facilities Authority Rev., 5.00%, 9/1/2022 (b)	20,000	20,721
California Educational Facilities Authority, Claremont McKenna College Rev., 5.00%, 4/1/2022	35,000	35,563
California Educational Facilities Authority, Loyola Marymount University, Green Bond Series 2018B, Rev., 5.00%, 10/1/2022	25,000	25,990
California Educational Facilities Authority, Pepperdine University Series 2017B, Rev., 4.00%, 9/1/2022	25,000	25,716
California Educational Facilities Authority, Santa Clara University Rev., 5.00%, 4/1/2022	100,000	101,610
California Educational Facilities Authority, Stanford University Series T-5, Rev., 5.00%, 3/15/2023	20,000	21,234
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200,000	213,649
California Health Facilities Financing Authority
Series 2012B, Rev., 5.00%, 8/15/2022	25,000	25,831
Rev., 5.00%, 2/1/2023	315,000	332,444
California Health Facilities Financing Authority, Adventist Health System
Series 2016A, Rev., 4.00%, 3/1/2022	105,000	105,990
Series 2013A, Rev., 5.00%, 3/1/2022	65,000	65,773
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	505,000	525,044
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series A, Rev., 5.00%, 8/15/2022	80,000	82,737
Series B, Rev., 5.00%, 8/15/2022	35,000	36,197
Rev., 5.00%, 11/15/2022	110,000	115,084
Rev., 5.00%, 11/15/2024	250,000	284,479
California Health Facilities Financing Authority, Chinese Hospital Rev., 5.00%, 6/1/2022	25,000	25,596

Investments	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority, EL Camilo Hospital Rev., 5.00%, 2/1/2022	145,000	146,147
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017B, Rev., 5.00%, 11/1/2022 (c)	270,000	281,875
Series C, Rev., 5.00%, 11/1/2022 (c)	1,725,000	1,800,867
Series D, Rev., 5.00%, 11/1/2022 (c)	120,000	125,278
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford Series 2016A, Rev., 5.00%, 8/15/2022	30,000	30,998
California Health Facilities Financing Authority, Memorial Health Service
Series 2012A, Rev., 5.00%, 10/1/2023	350,000	363,700
Series 2012A, Rev., 5.00%, 10/1/2026	300,000	311,696
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2022	70,000	72,801
Series 2014A, Rev., 5.00%, 10/1/2024(b)	30,000	33,975
California Health Facilities Financing Authority, Providence St. Joseph Health
Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	35,000	38,559
Rev., 2.00%, 10/1/2025 (c)	125,000	132,090
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	790,000	924,610
California Health Facilities Financing Authority, St. Joseph Health System
Series 2009D, Rev., 1.70%, 10/18/2022 (c)	825,000	835,853
Series 2009C, Rev., 5.00%, 10/18/2022 (c)	380,000	395,991
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 5.00%, 11/15/2022	140,000	146,374
California Housing Finance Agency Series 2020F, Rev., 1.45%, 4/1/2022 (c)	320,000	320,260

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	27,184
California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2022	125,000	130,486
California Infrastructure & Economic Development Bank, Bay Area Toll Authority, Toll Bridge Series 2003A, Rev., AGM, 5.00%, 7/1/2022 (b)	115,000	118,240
California Infrastructure & Economic Development Bank, Green Bond Rev., 5.00%, 10/1/2022	35,000	36,410
California Infrastructure & Economic Development Bank, State Revolving Fund, Green Bond Rev., 4.00%, 10/1/2022	25,000	25,799
California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield
+ 0.35%), 0.40%, 12/9/2021 (d)	5,250,000	5,267,318
Rev., 5.00%, 10/1/2022	65,000	67,618
Series 2014A, Rev., 5.00%, 10/1/2023 (b)	110,000	119,608
California Infrastructure and Economic Development Bank, Clean Water State Revolving Rev., 5.00%, 10/1/2022	25,000	26,007
California Municipal Finance Authority Series 2018A, Rev., 4.00%, 12/1/2022	50,000	51,914
California Municipal Finance Authority, Anaheim Water System Project Series 2015-A, Rev., 5.00%, 10/1/2022	25,000	26,009
California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System Series 2015-B, Rev., 5.00%, 10/1/2022	20,000	20,799
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Rev., 5.00%, 6/1/2023	75,000	80,162
California Municipal Finance Authority, Community Medical Center

Investments	Principal Amount ($)	Value ($)
Series 2017A, Rev., 5.00%, 2/1/2022	120,000	120,937
Series 2017A, Rev., 5.00%, 2/1/2026	1,000,000	1,179,182
California Municipal Finance Authority, Jurupa Valley Pavement Rehabilitation Project COP, AGM, 4.00%, 6/1/2022	50,000	50,906
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series A, Rev., VRDO, LIQ: FHLMC, 0.06%, 12/9/2021 (c)	5,595,000	5,595,000
California Municipal Finance Authority, St. John’s Well Child & Family Center Rev., 4.00%, 12/1/2022	110,000	114,076
California Municipal Finance Authority, University of La Verne Series 2017A, Rev., 5.00%, 6/1/2022	25,000	25,591
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2022	240,000	247,131
Rev., 4.00%, 10/15/2023	290,000	307,898
Rev., 4.00%, 10/15/2024	380,000	414,793
California School Cash Reserve Program Authority Series 2020-2021L, Rev., TRAN, 2.00%, 1/31/2022	75,000	75,223
California State Public Works Board
Series 2021B, Rev., 5.00%, 5/1/2022	40,000	40,802
Series G, Rev., 5.00%, 5/1/2022	25,000	25,501
Series 2012C, Rev., 5.00%, 6/1/2022	45,000	46,081
Series E, Rev., 4.00%, 9/1/2022(b)	25,000	25,718
Series 2013G, Rev., 5.00%, 9/1/2022	25,000	25,901
Series 2014B, Rev., 5.00%, 10/1/2022	25,000	26,000
Series 2018C, Rev., 5.00%, 11/1/2022	20,000	20,880
Series 2019B, Rev., 5.00%, 5/1/2023	35,000	37,341
Series F, Rev., 5.00%, 5/1/2023	265,000	282,726
Series G, Rev., 5.00%, 5/1/2023	75,000	80,017
Series 2012G, Rev., 5.00%, 11/1/2023	100,000	104,417

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013G, Rev., 5.00%, 9/1/2024	130,000	140,425
Series A, Rev., 5.00%, 3/1/2025	25,000	26,413
California State Public Works Board, California State University, Various Capital Projects
Series 2012A, Rev., 5.00%, 4/1/2022	770,000	782,302
Series 2017B, Rev., 5.00%, 10/1/2022	280,000	291,204
Series 2013-I, Rev., 5.00%, 11/1/2022	50,000	52,199
Series 2021A, Rev., 5.00%, 2/1/2023	5,000,000	5,276,886
Series 2013-I, Rev., 5.00%, 11/1/2025	575,000	624,035
California State Public Works Board, Department of Corrections & Rehabilitation
Series 2015A, Rev., 5.00%, 6/1/2022	70,000	71,684
Rev., 5.00%, 9/1/2022	45,000	46,622
Series 2014C, Rev., 4.00%, 10/1/2022	35,000	36,110
Series 2016E, Rev., 5.00%, 10/1/2025	175,000	204,455
Series 2012C, Rev., 4.00%, 6/1/2028	260,000	264,953
California State Public Works Board, Department of Corrections & Rehabilitation, Various Correctional Facilities
Series 2014A, Rev., 5.00%, 9/1/2022	110,000	113,964
Series 2014A, Rev., 5.00%, 9/1/2023	65,000	70,332
California State Public Works Board, Department of Corrections and Rehabilitation Series 2015H, Rev., 5.00%, 12/1/2021	210,000	210,000
California State Public Works Board, Department of State Hospital
Series 2013E, Rev., 5.00%, 6/1/2022	260,000	266,256
Series 2013E, Rev., 5.00%, 6/1/2023	130,000	139,191
California State Public Works Board, Forwards Delivery Series A, Rev., 5.00%, 2/1/2022	2,365,000	2,383,823

Investments	Principal Amount ($)	Value ($)
California State Public Works Board, Judicial Council Project Series 2011D, Rev., 5.00%, 12/1/2021 (b)	345,000	345,000
Series 2011D, Rev., 5.25%, 12/1/2021	50,000	50,000
Series A, Rev., 4.00%, 3/1/2022	120,000	121,143
Series A, Rev., 5.00%, 3/1/2023	190,000	201,254
Series A, Rev., 5.00%, 3/1/2024	25,000	26,448
California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 4/1/2022	45,000	45,721
California State Public Works Board, State Office Buildings Series 2015F, Rev., 5.00%, 5/1/2022	530,000	540,625
California State Public Works Board, The Regents of the University of California
Series 2011G, Rev., 5.25%, 12/1/2021 (b)	200,000	200,000
Series A, Rev., NATL-RE, 5.25%, 6/1/2022 (b)	70,000	71,778
California State Public Works Board, Various Capital Projects
Series 2016D, Rev., 4.00%, 4/1/2022	40,000	40,509
Series 2019B, Rev., 5.00%, 5/1/2022	65,000	66,303
Series 2016C, Rev., 5.00%, 11/1/2022	20,000	20,880
Series B, Rev., 5.00%, 10/1/2023	45,000	48,860
Series 2012A, Rev., 5.00%, 4/1/2025	2,365,000	2,402,666
Series H, Rev., 5.00%, 12/1/2025	150,000	170,304
California State Public Works Board, Various Capital Projects, Regents University California
Series 2011G, Rev., 5.00%, 12/1/2021 (b)	50,000	50,000
Series 2011G, Rev., 5.00%, 12/1/2021 (b)	100,000	100,000
California State University
Series 2016A, Rev., 3.00%, 11/1/2022	25,000	25,650
Series 2012A, Rev., 4.00%, 11/1/2022 (b)	25,000	25,876

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	160,000	167,067
Series 2013A, Rev., 5.00%, 11/1/2022	70,000	73,099
Series 2017C, Rev., 5.00%, 11/1/2022	25,000	26,107
Series 2013A, Rev., 5.00%, 11/1/2023 (b)	125,000	136,339
Series 2016A, Rev., 5.00%, 11/1/2023	20,000	21,806
California State University, Systemwide
Series 2012A, Rev., 3.25%, 11/1/2022 (b)	20,000	20,560
Series 2012A, Rev., 4.00%, 11/1/2022 (b)	180,000	186,308
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	220,000	229,717
Series 2015A, Rev., 5.00%, 11/1/2022	50,000	52,213
Series 2016A, Rev., 5.00%, 11/1/2022	100,000	104,427
Series 2017A, Rev., 5.00%, 11/1/2022	50,000	52,213
Series 2019A, Rev., 5.00%, 11/1/2022	25,000	26,107
Series A, Rev., 5.00%, 11/1/2023	65,000	70,870
California Statewide Communities Development Authority, City of Glendora Series A, Rev., AGM, 4.00%, 10/1/2022	25,000	25,797
California Statewide Communities Development Authority, Enloe Medical Center Rev., 5.00%, 8/15/2022	75,000	77,527
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital Series 2014A, Rev., AGM, 5.25%, 10/1/2024 (b)	400,000	452,774
California Statewide Communities Development Authority, Installment Sales Series 2012B, COP, 5.00%, 6/1/2022 (b)	25,000	25,594
California Statewide Communities Development Authority, Rady Children’s Hospital Series 2016A, Rev., 5.00%, 8/15/2023	75,000	80,988

Investments	Principal Amount ($)	Value ($)
Series 2016B, Rev., 5.00%, 8/15/2025	125,000	145,124
California Statewide Communities Development Authority, Redlands Community Hospital Rev., 5.00%, 10/1/2022	40,000	41,573
California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	100,000	104,434
California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project Rev., 5.63%, 10/1/2022 (b)	1,000,000	1,044,743
California Statewide Communities Development Authority, Trinity Health Credit Group Rev., 5.00%, 12/1/2021 (b)	80,000	80,000
Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	26,987
Campbell Union High School District
GO, 4.00%, 8/1/2022	25,000	25,641
GO, 5.00%, 8/1/2022	20,000	20,645
GO, 5.00%, 8/1/2022(b)	25,000	25,810
GO, 5.00%, 8/1/2023 (b)	25,000	26,989
Campbell Union School District GO, 5.00%, 8/1/2022	20,000	20,645
Capistrano Unified School District Community Facilities District Rev., 5.00%, 9/1/2022	65,000	67,252
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 3.75%, 9/1/2022	80,000	82,112
Carlsbad Unified School District
Series 2017B, GO, 4.00%, 8/1/2022	20,000	20,510
GO, 5.00%, 8/1/2022	20,000	20,642
Series 2009B, GO, 6.00%, 5/1/2024	100,000	113,389
Carlsbad Unified School District, Election of 2018 Series 2018A, GO, 5.00%, 8/1/2022	190,000	196,104
Carlsbad Unified School District, School Financing Project COP, 5.00%, 10/1/2022	25,000	26,003
Carpinteria Valley Water District Series 2016A, Rev., 5.00%, 7/1/2022	100,000	102,657

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,604
Castro Valley Unified School District GO, 5.00%, 8/1/2022 (b)	105,000	108,380
Centinela Valley Union High School District, Capital Appreciation Series 2009A, GO, AGM, Zero Coupon, 8/1/2022	20,000	19,952
Central Contra Costa Sanitary District Series 2018A, Rev., 5.00%, 9/1/2022	25,000	25,905
Central School District, Election of 2012 Series C, GO, 2.00%, 8/1/2022	25,000	25,306
Cerritos Community College District Series A, GO, 5.00%, 8/1/2022	110,000	113,579
Chabot-Las Positas Community College District
GO, 5.00%, 8/1/2022	25,000	25,805
GO, 5.00%, 8/1/2023 (b)	80,000	86,275
Chaffey Community College District Series A, GO, 5.00%, 6/1/2022	25,000	25,605
Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	32,379
Chico Unified School District Series 2012A, GO, 5.00%, 8/1/2023 (b)	25,000	26,983
Chino Basin Regional Financing Authority
Series 2020A, Rev., 5.00%, 6/1/2022	40,000	40,960
Series 2017A, Rev., 5.00%, 11/1/2022	40,000	41,756
Chino Valley Unified School District, Election of 2002 Series 2012A, GO, 5.00%, 8/1/2022 (b)	30,000	30,966
Chula Vista Elementary School District
Rev., BAN, Zero Coupon, 8/1/2023	20,000	19,857
COP, AGM, 5.00%, 9/1/2023	30,000	32,411

Investments	Principal Amount ($)	Value ($)
Chula Vista Municipal Financing Authority
Series 2015B, Rev., 5.00%, 9/1/2023	45,000	48,436
Rev., 5.00%, 5/1/2024	10,000	11,102
Chula Vista Redevelopment Agency Successor Agency Rev., 4.00%, 10/1/2022	30,000	30,850
Citrus Community College District Series 2015A, GO, 5.00%, 8/1/2022	55,000	56,767
City & County of San Francisco
Series 2011-R1, GO, 5.00%, 12/15/2021	165,000	165,292
Series R1, GO, 5.00%, 12/15/2021	25,000	25,044
Series 2015-R1, GO, 5.00%, 6/15/2022	255,000	261,681
Series 2018C, GO, 5.00%, 6/15/2022	25,000	25,655
Series 2021-R1, GO, 5.00%, 6/15/2022	135,000	138,537
City & County of San Francisco, Moscon Center
Series 2017B, COP, 5.00%, 4/1/2022	45,000	45,718
Series 2011A, COP, 5.00%, 9/1/2022	115,000	115,445
City & County of San Francisco, Multi-Family, Eastern Park Apartments Series 2019K, Rev., 1.30%, 1/1/2023 (c)	520,000	523,777
City and County of San Francisco
GO, 4.00%, 6/15/2022	45,000	45,938
Series 2020-R1, GO, 5.00%, 6/15/2022	20,000	20,524
Series 2015A-1, COP, 5.00%, 4/1/2023	30,000	31,900
City and County of San Francisco, City Office Buildings - Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	25,000	25,905
City and County of San Francisco, Juvenile Hall Project Series 2014-R2, COP, 5.00%, 4/1/2022	90,000	91,449
City and County of San Francisco, Multiple Capital Improvement Projects COP, 5.00%, 4/1/2022	25,000	25,402
City of Albany GO, 5.00%, 8/1/2022	50,000	51,613
City of Azusa, Water System
Rev., 5.00%, 7/1/2022	90,000	92,541
Series 2012A, Rev., 5.00%, 7/1/2022	50,000	51,412

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Bakersfield Series 2015A, Rev., 5.00%, 9/15/2022	20,000	20,761
City of Brea, Water Utility Rev., 4.00%, 7/1/2022	75,000	76,683
City of Burbank, Wastewater Treatment Rev., 5.00%, 6/1/2022	35,000	35,847
City of El Cerrito COP, AGM, 3.00%, 1/15/2022	50,000	50,147
City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	25,000	25,807
City of Glendora, Waterworks Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,007
City of Lincoln, Community Facilities District No. 2003-1, Lincoln Crossing Project, Special Tax Rev., 4.00%, 9/1/2022	30,000	30,807
City of Livingston, Sewer Series 2016A, Rev., 4.00%, 3/1/2022	20,000	20,192
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2023	50,000	53,456
Series 2015B, Rev., 5.00%, 5/15/2023	60,000	64,148
City of Long Beach Harbor, Private Activity
Series 2020A, Rev., 4.00%, 5/15/2024	20,000	21,806
Rev., 4.00%, 5/15/2025	155,000	174,082
Rev., 5.00%, 5/15/2025	115,000	133,097
City of Los Angeles
Series B, Rev., 5.00%, 6/1/2022	55,000	56,329
Series 2021B, GO, 5.00%, 9/1/2022	25,000	25,905
Series 2013A, Rev., 2.00%, 2/1/2023	45,000	45,934
Series C, Rev., 5.00%, 6/1/2023	80,000	81,889
Series 2012B, Rev., 5.00%, 6/1/2024	50,000	51,198
Series C, Rev., 5.00%, 6/1/2025	20,000	20,478
City of Los Angeles Department of Airports Series 2016A, Rev., AMT, 5.00%, 5/15/2022	20,000	20,428

Investments	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2019C, Rev., 5.00%, 5/15/2022	155,000	158,390
Series C, Rev., 5.00%, 5/15/2022	25,000	25,547
Series 2018E, Rev., 5.00%, 5/15/2024	15,000	16,701
City of Los Angeles, Solid Waste Resources Series 2015-A, Rev., 5.00%, 2/1/2022	20,000	20,160
City of Los Angeles, Wastewater System
Series 2013B, Rev., 4.00%, 6/1/2022	90,000	91,727
Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,604
Series 2013-B, Rev., 5.00%, 6/1/2022	430,000	440,389
Series 2015-A, Rev., 5.00%, 6/1/2022	90,000	92,175
Series C, Rev., 5.00%, 6/1/2022	100,000	102,416
Subseries B, Rev., 5.00%, 6/1/2023	110,000	117,812
Series 2013A, Rev., 5.00%, 6/1/2026	30,000	32,135
City of Manhattan Beach, Police and Fire Facility COP, 3.00%, 1/1/2023	25,000	25,751
City of Napa Rev., 5.00%, 5/1/2022	25,000	25,504
City of Newark COP, 5.00%, 6/1/2023	45,000	48,055
City of Newport Beach Series 2020A, COP, 4.00%, 7/1/2022	25,000	25,556
City of Oakland
Series 2015A, GO, 5.00%, 1/15/2022	185,000	186,076
Series 2014A, Rev., 5.00%, 6/15/2022	50,000	51,304
Series 2015A, GO, 5.00%, 1/15/2023	15,000	15,807
City of Oakland, Sewer Series 2014A, Rev., 5.00%, 6/15/2023	35,000	37,570
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2022	45,000	45,722

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Pacifica COP, 5.00%, 1/1/2022	105,000	105,407
City of Palo Alto, Avenue Parking Garage Series 2019A, COP, 5.00%, 11/1/2023	50,000	54,515
City of Pasadena
Series 2015A, COP, 5.00%, 2/1/2022	20,000	20,159
Series 2011A, Rev., 4.00%, 6/1/2022	60,000	61,158
Series 2012A, Rev., 4.00%, 6/1/2022	20,000	20,384
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,604
City of Pico Rivera,Sales Tax Series 2018A, COP, AGM, 5.00%, 6/1/2023	35,000	37,496
City of Redding, Electric System Rev., 5.00%, 6/1/2022	175,000	179,237
City of Richmond, Wastewater, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	198,406
City of Riverside Series 2019A, Rev., 5.00%, 10/1/2022	65,000	67,618
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	41,266
City of Salinas, Sanitary Sewer System Rev., 4.00%, 8/1/2022 (b)	50,000	51,288
City of San Francisco
Series 2012C, Rev., 4.00%, 5/1/2022 (b)	75,000	76,184
Series 2012C, Rev., 5.00%, 5/1/2022 (b)	65,000	66,295
Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	34,021
City of San Francisco, Public Utilities Commission, Water Revenue
Series 2012A, Rev., 4.00%, 5/1/2022 (b)	475,000	482,531
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	230,000	234,631
Subseries A, Rev., 5.00%, 5/1/2022 (b)	145,000	147,919
Series 2016A, Rev., 5.00%, 11/1/2022	75,000	78,313
Series 2015A, Rev., 5.00%, 11/1/2023	60,000	65,382
City of San Mateo, Library Improvement Project GO, 4.00%, 8/1/2022	20,000	20,513

Investments	Principal Amount($)	Value($)
City of Santa Ana, Gas Tax Rev., 4.00%, 1/1/2022	95,000	95,297
City of Santa Clara, Electric Power Supply, Silicon Valley Power Series 2013A, Rev., 5.00%, 7/1/2022	130,000	133,663
City of Santa Rosa Series 2012A, Rev., 5.00%, 9/1/2022 (b)	145,000	150,248
City of Santa Rosa, Wastewater Series 2014A, Rev., 5.00%, 9/1/2022	20,000	20,725
City of Sausalito, 2016 Financing Project COP, 4.00%, 5/1/2023	50,000	52,654
City of Solana Beach Rev., 3.00%, 3/1/2022	65,000	65,463
City of South Lake Tahoe, Road Improvement Projects COP, 4.00%, 9/1/2022	50,000	51,322
City of Susanville, Natural Gas Enterprise Rev., AGM, 3.00%, 6/1/2023	20,000	20,783
City of Tulare, Sewer System Rev., AGM, 5.00%, 11/15/2022	30,000	31,319
Cloverdale Unified School District, Election of 2018 Series B, GO, 4.00%, 8/1/2022	35,000	35,892
Clovis Unified School District
Series 2012A, GO, 4.00%, 8/1/2022	25,000	25,641
Series 2012A, GO, 5.00%, 8/1/2022 (b)	40,000	41,288
Series B, GO, 5.00%, 8/1/2023 (b)	20,000	21,586
Clovis Unified School District, Election of 2012
Series 2012A, GO, Zero Coupon, 8/1/2022(b)	150,000	87,840
Series 2012A, GO, 5.00%, 8/1/2022(b)	30,000	30,966
Series C, GO, 5.00%, 8/1/2022	65,000	67,097
Coachella Redevelopment Agency Successor Agency, Merged Project Areas Series A, Rev., AGM, 5.00%, 9/1/2022	25,000	25,864

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Coachella Valley Unified School District
Series 2012D, GO, AGM, 4.00%, 8/1/2022 (b)	25,000	25,644
Coachella Valley Unified School District, Election of 2005
Series 2012D, GO, AGM, 4.13%, 8/1/2022 (b)	25,000	25,665
Series 2012D, GO, AGM, 5.00%, 8/1/2022 (b)	30,000	30,972
Coast Community College District Series A, GO, 5.00%, 8/1/2022	180,000	185,807
Coast Community College District, Election of 2012
Series A, GO, 4.00%, 8/1/2023 (b)	20,000	21,254
Series 2013A, GO, 5.00%, 8/1/2023 (b)	30,000	32,380
Colton Joint Unified School District, Election of 2008
Series 2016D, GO, 4.00%, 8/1/2022	25,000	25,629
Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	31,067
Contra Costa Community College District
GO, 4.00%, 8/1/2022	50,000	51,271
GO, 4.00%, 8/1/2022 (b)	70,000	71,789
GO, 5.00%, 8/1/2022 (b)	60,000	61,932
Contra Costa Community College District, Election of 2006 GO, 5.00%, 8/1/2023 (b)	20,000	21,586
Contra Costa Community College District, Election of 2014
Series 2019B-2, GO, 4.00%, 8/1/2022	195,000	199,985
Series C, GO, 4.00%, 8/1/2023	25,000	26,550
Contra Costa County Public Financing Authority, Capital Projects
Series B, Rev., 5.00%, 6/1/2022	30,000	30,722
Contra Costa County Transportation Authority, Sales Tax Series 2015A, Rev., 5.00%, 3/1/2022	40,000	40,480
Contra Costa Water District
Series 2012Q, Rev., 5.00%, 10/1/2022	70,000	72,807
Series R, Rev., 5.00%, 10/1/2022	50,000	52,005
Series U, Rev., 5.00%, 10/1/2022	90,000	93,609

Investments	Principal Amount ($)	Value ($)
Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	30,000	31,088
Coronado Unified School District GO, 5.00%, 8/1/2022	50,000	51,613
Corona-Norco Unified School District GO, 4.00%, 8/1/2022	20,000	20,510
Corona-Norco Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,637
County of Los Angeles, Disney Concert Hall Parking Garage
COP, 5.00%, 3/1/2022	470,000	475,412
COP, 5.00%, 9/1/2022	140,000	144,830
COP, 5.00%, 3/1/2023	250,000	264,160
County of Marin, 2015 Financing Project COP, 5.00%, 11/1/2022	50,000	52,175
County of Monterey, Public Facilities Refinancing COP, 5.00%, 10/1/2022	25,000	25,988
County of Napa COP, 5.00%, 6/1/2022	120,000	122,850
County of Orange Series 2019A, Rev., 5.00%, 7/1/2022	175,000	179,900
County of Riverside Rev., TRAN, 2.00%, 6/30/2022	130,000	131,385
County of San Bernardino, Arrowhead Project Series 2019A, COP, 5.00%, 10/1/2022	25,000	25,992
County of San Diego, Sanford Burnham Prebys Medical Discovery Institute Series 2015A, Rev., 5.00%, 11/1/2022	25,000	26,081
County of San Joaquin COP, AGM, 5.00%, 11/15/2022	75,000	78,378
County of Santa Clara, Election of 2008 Series 2013B, GO, 5.00%, 8/1/2022	120,000	123,872
County of Solano COP, 5.00%, 11/1/2022	80,000	83,519
County of Sonoma, Measure F Sales Tax, Limited Tax, Agricultural Preservation and Open Space Rev., 5.00%, 9/1/2022	45,000	46,615

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Culver Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 11/1/2022	45,000	46,882
Cupertino Union School District
Series 2012A, GO, 4.00%, 8/1/2022	25,000	25,641
Series 2012A, GO, 4.00%, 8/1/2022 (b)	55,000	56,406
GO, 5.00%, 8/1/2022	100,000	103,226
Series 2012A, GO, 5.00%, 8/1/2022 (b)	35,000	36,127
Series 2013A, GO, 5.00%, 8/1/2023 (b)	45,000	48,569
Cupertino Union School District, 2013 Crossover Series A, GO, 5.00%, 8/1/2023 (b)	25,000	26,983
Cutler-Orosi Joint Unified School District, Capital Improvement COP, 5.00%, 5/1/2022	30,000	30,577
Desert Community College District GO, 5.00%, 8/1/2022	95,000	98,065
Desert Community College District, Riverside and Imperial County GO, 5.00%, 8/1/2023 (b)	50,000	53,966
Desert Hot Springs Redevelopment Agency Successor Agency, Subordinate Tax Rev., 5.00%, 9/1/2022	30,000	31,017
Desert Sands Unified School District
COP, AGM, 4.00%, 3/1/2022	25,000	25,230
COP, 5.00%, 3/1/2022	75,000	75,877
Series 2013A, GO, 5.00%, 6/1/2022	45,000	46,085
GO, 5.00%, 8/1/2022	25,000	25,803
GO, 5.00%, 8/1/2023	10,000	10,790
Desert Water Agency Rev., 4.00%, 5/1/2022	100,000	101,604
Downey Public Finance Authority
Rev., 5.00%, 12/1/2022	40,000	41,909
Rev., 5.00%, 12/1/2023	75,000	82,007
Dry Creek Joint Elementary School District GO, 4.00%, 8/1/2022	30,000	30,769
Duarte Unified School District, Election of 2010 Series 2011B, GO, 3.25%, 8/1/2022	25,000	25,496
Dublin Unified School District
GO, 4.00%, 8/1/2022	25,000	25,641
GO, 5.00%, 8/1/2022	90,000	92,903

Investments	Principal Amount ($)	Value ($)
Dublin Unified School District, Election of 2016 GO, 5.00%, 8/1/2022	110,000	113,549
East Bay Municipal Utility District Wastewater System Series 2014A, Rev., 5.00%, 6/1/2022	55,000	56,323
East Bay Municipal Utility District, Wastewater System Series 2017A, Rev., 5.00%, 6/1/2022	80,000	81,925
East Bay Municipal Utility District, Water System Series 2012B, Rev., 5.00%, 6/1/2022	205,000	209,911
East Bay Regional Park District Series B-1, GO, 5.00%, 9/1/2022	20,000	20,725
East Side Union High School District
GO, 4.00%, 8/1/2022	25,000	25,641
GO, NATL-RE, 5.25%, 2/1/2023	100,000	105,755
East Side Union High School District, Election of 2008
Series D, GO, 4.00%, 8/1/2022 (b)	30,000	30,767
Series D, GO, 5.00%, 8/1/2022 (b)	40,000	41,288
East Side Union High School District, Election of 2012 Series B, GO, 5.00%, 8/1/2022	65,000	67,097
Eastern Municipal Water District, Water and Wastewater System
Series 2016A, Rev., 5.00%, 7/1/2022	70,000	71,968
Series C, Rev., 5.00%, 7/1/2022	40,000	41,125
El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	165,000	170,323
El Camino Healthcare District GO, 5.00%, 8/1/2022	45,000	46,449
El Dorado Irrigation District Series 2016A, Rev., 5.00%, 3/1/2022	30,000	30,362
El Dorado Union High School District, 2021 Energy Efficiency Projects COP, AGM, 2.00%, 12/1/2022	160,000	162,503
El Monte City School District Series 2014A, GO, 5.00%, 5/1/2022	25,000	25,484

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	580,216
El Segundo Unified School District Series 2018A, GO, 5.00%, 8/1/2022	50,000	51,613
Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2022	150,000	154,191
Emeryville Redevelopment Agency, Successor Agency Tax Allocation Series A, Rev., AGM, 5.00%, 9/1/2022	150,000	155,129
Etiwanda School District Public Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35,000	36,269
Evergreen School District GO, 5.00%, 9/1/2022	25,000	25,907
Exeter Unified School District GO, 4.00%, 8/1/2022	25,000	25,612
Fairfield Community Facilities District, Special Tax Rev., 4.00%, 9/1/2022	40,000	41,152
Fall River Joint Unified School District GO, 3.00%, 8/1/2022	50,000	50,896
Fallbrook Union High School District, 2016 Election Series 2020B, GO, 4.00%, 8/1/2022	50,000	51,244
Fillmore Redevelopment Agency Successor Agency Rev., 5.00%, 6/1/2022	100,000	102,264
Folsom Cordova Unified School District, School Facilities Improvement Dist. No. 2, Capital Appreciation Series 2002A, GO, NATL- RE, Zero Coupon, 10/1/2022	20,000	19,949
Folsom Cordova Unified School District, School Facilities Improvement Dist. No. 3, Capital Appreciation, Election of 2007 GO, NATL-RE, Zero Coupon, 10/1/2022	20,000	19,938
Folsom Cordova Unified School District, School Facilities Improvement Dist. No. 4, Election of 2012 Series A, GO, 5.00%, 10/1/2023 (b)	20,000	21,739
Fontana Redevelopment Agency, Successor Agency, Tax Allocation

Investments	Principal Amount ($)	Value ($)
Series 2017A, Rev., 5.00%, 10/1/2023	30,000	32,567
Fontana Unified School District
GO, 3.13%, 8/1/2022 (b)	20,000	20,392
GO, 5.00%, 8/1/2022 (b)	75,000	77,415
Foothill-De Anza Community College District
COP, 4.00%, 4/1/2022 (b)	25,000	25,320
GO, 5.00%, 8/1/2022 (b)	215,000	221,922
GO, 5.00%, 8/1/2022	135,000	139,318
Series 2003B, GO, 6.00%, 8/1/2022	50,000	51,931
Fremont Public Financing Authority
Rev., 5.00%, 10/1/2023	50,000	54,221
Series 2017B, Rev., 5.00%, 10/1/2023	25,000	27,111
Fremont Unified School District
GO, 4.50%, 8/1/2022	50,000	51,444
GO, 5.00%, 8/1/2022 (b)	95,000	98,058
Fremont Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2022	25,000	25,639
Fremont Union High School District GO, 5.00%, 8/1/2022	110,000	113,549
Fullerton Joint Union High School District GO, 5.00%, 8/1/2022	25,000	25,805
Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	75,000	77,415
Fullerton School District GO, 4.00%, 8/1/2022	20,000	20,513
Garden Grove Agency Community Development Successor Agency, Tax Allocation Rev., 5.00%, 10/1/2023	20,000	21,662
Garden Grove Sanitary District Rev., 5.00%, 6/15/2022	90,000	92,348
Garden Grove Unified School District, Election of 2010
Series C, GO, 5.00%, 8/1/2023	10,000	10,795
Series C, GO, 5.25%, 8/1/2023 (b)	50,000	54,173
Gateway Unified School District, Election of 2008 GO, AGM, 5.00%, 8/1/2023 (b)	20,000	21,591
Gavilan Joint Community College District

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012B, GO, 3.63%, 8/1/2022 (b)	25,000	25,573
Glendale Community College District, Election of 2002 Series 2013F, GO, 3.00%, 8/1/2022 (b)	50,000	50,940
Glendale Unified School District GO, 4.25%, 9/1/2022 (b)	30,000	30,925
Glendora Unified School District, Capital Appreciation Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,971
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A, Rev., 3.00%, 6/1/2022 (b)	100,000	101,422
Series 2015A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,598
Series 2018A, Rev., 5.00%, 6/1/2022 (b)	670,000	686,187
Series 2017A-1, Rev., 5.00%, 6/1/2023	675,000	721,388
Golden Valley Unified School District, 2021 School Financing Project COP, 3.00%, 9/1/2022	275,000	280,221
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2022	20,000	20,598
Series C, GO, 5.00%, 7/15/2024	25,000	27,982
Grossmont Union High School District GO, 5.00%, 8/1/2022	45,000	46,452
Grossmont Union High School District Election of 2008 Series E, GO, 5.00%, 8/1/2023 (b)	20,000	21,591
Grossmont Union High School District, Election of 2008 Series G-2, GO, 5.00%, 8/1/2022	30,000	30,968
Grossmont-Cuyamaca Community College District
GO, 5.00%, 8/1/2022	165,000	170,324
GO, 5.00%, 8/1/2023	30,000	32,374
Grossmont-Cuyamaca Community College District Election of 2012 Series 2013A, GO, 5.25%, 8/1/2023 (b)	50,000	54,129
Hacienda La Puente Unified School District Facilities Financing Authority Rev., AGM, 5.00%, 8/1/2022	25,000	25,807
Harmony Union School District, Election of 2018

Investments	Principal Amount ($)	Value ($)
Series B, GO, 3.00%, 8/1/2022	60,000	61,087
Hartnell Community College District Series A, GO, 5.00%, 8/1/2022	25,000	25,807
Hayward Area Recreation and Park District Series A, GO, 5.00%, 8/1/2022	30,000	30,968
Healdsburg Unified School District, Election of 2016 Series A, GO, 5.00%, 8/1/2022	20,000	20,645
Helendale School District COP, AGM, 2.50%, 12/1/2022	20,000	20,420
Hemet Unified School District COP, AGM, 4.00%, 10/1/2022	250,000	257,441
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	27,558
Hesperia Unified School District Series 2013A, COP, 4.00%, 2/1/2023(b)	30,000	31,298
Hollister School District, Election of 2016 Series 2019B, GO, 4.00%, 9/1/2022	20,000	20,573
Huntington Beach City School District COP, 4.00%, 7/1/2022	35,000	35,760
Huntington Beach Public Financing Authority, Senior Center Project Series 2014A, Rev., 4.00%, 9/1/2023	50,000	53,068
Huntington Beach Union High School District
GO, 5.00%, 8/1/2022	95,000	98,020
GO, 5.00%, 8/1/2023 (b)	85,000	91,667
Imperial Beach Redevelopment Agency Successor Agency, Commercial Redevelopment Project Rev., 5.00%, 6/1/2022	35,000	35,841
Imperial Community College District
GO, AGM, 3.00%, 8/1/2022 (b)	25,000	25,466
GO, AGM, 5.00%, 8/1/2022 (b)	50,000	51,603
Series 2014A, GO, AGM, 4.63%, 8/1/2023 (b)	30,000	32,174
Imperial Public Financing Authority, Water Facility Rev., 3.50%, 10/15/2022	25,000	25,699

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Inglewood Public Financing Authority Rev., Zero Coupon, 8/1/2022 (b)	150,000	79,509
Inglewood Unified School District Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	25,000	26,967
Irvine Ranch Water District COP, 5.00%, 3/1/2022	30,000	30,361
Irvine Unified School District, School Facilities Improvement District No. 1 Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,907
Jefferson Elementary School District GO, 5.00%, 9/1/2022	25,000	25,907
Jefferson Elementary School District, Election of 2018 Series 2020B, GO, 3.00%, 9/1/2022	50,000	51,067
Jefferson Union High School District GO, 5.00%, 8/1/2022	60,000	61,936
Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	45,000	46,147
Jurupa Unified School District
GO, AGM, 5.00%, 8/1/2022 (b)	40,000	41,274
GO, AGM, 5.00%, 8/1/2022	25,000	25,764
Kentfield School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,641
Kern Community College District, Election of 2016, Facilities Improvement District No. 1
Series 2018B, GO, 5.00%, 8/1/2022	95,000	98,039
GO, 4.00%, 8/1/2023	75,000	79,639
Series 2018B, GO, 5.00%, 8/1/2023	25,000	26,961
Kern High School District GO, 5.00%, 8/1/2022	165,000	170,323
La Mirada Public Financing Authority Rev., 5.00%, 5/1/2022	25,000	25,500
Lake Elsinore Recreation Authority, Public Facilities Project Rev., 4.00%, 2/1/2022	35,000	35,221
Lake Tahoe Unified School District GO, 4.00%, 8/1/2022	25,000	25,625
Lake Tahoe Unified School District, Election 2008 GO, 4.00%, 8/1/2022 (b)	30,000	30,763
Lancaster School District

Investments	Principal Amount ($)	Value ($)
Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	21,242
Liberty Union High School District GO, 5.00%, 8/1/2022	35,000	36,129
Liberty Union High School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	25,000	25,641
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series 2020A, GO, 5.00%, 8/1/2022	45,000	46,433
Lodi Public Financing Authority
Series 2020A, Rev., 4.00%, 6/1/2022	40,000	40,757
Rev., AGM, 5.00%, 9/1/2022	25,000	25,905
Lodi Unified School District GO, AGM, 5.00%, 8/1/2023	240,000	247,390
Loma Prieta Joint Union Elementary School District GO, 4.00%, 8/1/2022	75,000	76,876
Long Beach Community College District
Series 2012B, GO, 4.00%, 8/1/2022	25,000	25,639
Series 2012B, GO, 5.00%, 8/1/2022 (b)	145,000	149,668
Series 2017G, GO, 5.00%, 8/1/2022	25,000	25,805
Series 2017G, GO, 5.00%, 8/1/2023	10,000	10,790
Long Beach Community College District, Election of 2002 Series A, GO, 5.00%, 5/1/2022 (b)	40,000	40,805
Long Beach Community College District, Election of 2008
Series 2012B, GO, 4.00%, 8/1/2022 (b)	40,000	41,022
Series 2012B, GO, 5.00%, 8/1/2022 (b)	280,000	289,015
Long Beach Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	80,000	82,570
Los Alamitos Unified School District COP, AMBAC, Zero Coupon, 8/1/2022	25,000	24,943
Los Alamitos Unified School District, Election of 2018 GO, 5.00%, 8/1/2022	30,000	30,968
Los Altos Elementary School District

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 8/1/2022	20,000	20,513
Los Angeles Community College District
Series 2015A, GO, 5.00%, 8/1/2022	75,000	77,420
Series 2015C, GO, 5.00%, 8/1/2022	200,000	206,453
Series 2015A, GO, 5.00%, 8/1/2023	25,000	26,978
Series 2015C, GO, 5.00%, 8/1/2023	20,000	21,583
Los Angeles Community College District, Election of 2008
Series J, GO, 3.00%, 8/1/2022	115,000	117,185
Series F, GO, 4.00%, 8/1/2023 (b)	55,000	58,449
Series F, GO, 5.00%, 8/1/2023 (b)	60,000	64,759
Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2022	125,000	128,007
Los Angeles County Metropolitan Transportation Authority, Proposition A First Tier Senior Sales Tax
Series 2017A, Rev., 5.00%, 7/1/2022	30,000	30,845
Series 2017-B, Rev., 5.00%, 7/1/2022	215,000	221,058
Series 2019A, Rev., 5.00%, 7/1/2022	75,000	77,113
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax
Series 2013-A, Rev., 5.00%, 7/1/2022	30,000	30,842
Series 2013-B, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2017A, Rev., 5.00%, 7/1/2022	135,000	138,804
Series 2018A, Rev., 5.00%, 7/1/2022	215,000	221,058
Series 2019C, Rev., 5.00%, 7/1/2022	25,000	25,704
Series 2012-B, Rev., 5.00%, 7/1/2023	100,000	102,769
Series 2012-B, Rev., 5.00%, 7/1/2024	135,000	138,772
Series 2012-B, Rev., 5.00%, 7/1/2025	90,000	92,509

Investments	Principal Amount ($)	Value ($)
Los Angeles County Metropolitan Transportation Authority, R Senior Sales Tax
Series 2016A, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2016A, Rev., 5.00%, 6/1/2023	25,000	26,787
Los Angeles County Metropolitan Transportation Authority, Sales Tax
Series 2014-A, Rev., 5.00%, 7/1/2022	20,000	20,564
Series 2016A, Rev., 5.00%, 7/1/2022	70,000	71,972
Series 2014-A, Rev., 5.00%, 7/1/2023	65,000	69,896
Los Angeles County Metropolitan Transportation Authority, Senior Lien, Sales Tax Series 2013-C, Rev., 5.00%, 7/1/2022	55,000	56,550
Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project
Rev., 5.00%, 7/1/2022	145,000	149,086
Rev., 5.00%, 7/1/2023	55,000	59,142
Los Angeles County Public Works Financing Authority
Series 2019E1, Rev., 3.00%, 12/1/2021	50,000	50,000
Series 2015B, Rev., 5.00%, 12/1/2021	65,000	65,000
Series 2016D, Rev., 5.00%, 12/1/2021	50,000	50,000
Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	91,339
Los Angeles County Public Works Financing Authority, MLK Hospital Project Series 2016D, Rev., 5.00%, 12/1/2022	75,000	78,642
Los Angeles County Public Works Financing Authority, Multiple Capital Projects
Series 2015A, Rev., 5.00%, 12/1/2021	25,000	25,000
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	26,214
Los Angeles County Public Works Financing Authority, Multiple Capital Projects II
Rev., 5.00%, 8/1/2022	155,000	159,990
Rev., 5.00%, 8/1/2023	25,000	25,805

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, CRA/LA Bunker Hill Project Rev., 5.00%, 12/1/2022	50,000	52,248
Los Angeles County Sanitation Districts Financing Authority Series 2016A, Rev., 5.00%, 10/1/2022	25,000	26,005
Los Angeles County Schools, Transportation Pooled Financing Program Series C, Rev., 2.00%, 12/30/2021	220,000	220,337
Los Angeles Department of Water & Power System
Series 2014C, Rev., 4.00%, 7/1/2022	55,000	56,231
Series 2016A, Rev., 5.00%, 7/1/2022	305,000	313,594
Series 2013A, Rev., 5.00%, 7/1/2023	120,000	126,182
Series 2018A, Rev., 5.00%, 7/1/2023	100,000	107,532
Series 2012C, Rev., 5.00%, 7/1/2024	75,000	77,104
Series 2013A, Rev., 5.00%, 7/1/2024	100,000	105,050
Series 2013B, Rev., 5.00%, 7/1/2024	30,000	32,220
Series 2013A, Rev., 5.00%, 7/1/2025	20,000	21,028
Los Angeles Department of Water & Power Water System Series 2012C, Rev., 5.00%, 7/1/2023	50,000	51,385
Los Angeles Department of Water & Power, Power System
Series 2018B, Rev., 5.00%, 12/1/2021	365,000	365,000
Series 2016A, Rev., 4.00%, 7/1/2022	65,000	66,454
Series 2012C, Rev., 5.00%, 7/1/2022	20,000	20,564
Series 2013A, Rev., 5.00%, 7/1/2022	50,000	51,409
Series 2013B, Rev., 5.00%, 7/1/2022	70,000	71,968
Series 2016B, Rev., 5.00%, 7/1/2022	80,000	82,254
Series 2018B, Rev., 5.00%, 1/1/2023	75,000	78,612
Series 2012A, Rev., 5.00%, 7/1/2024	45,000	46,247

Investments	Principal Amount ($)	Value ($)
Series 2013B, Rev., 5.00%, 7/1/2025	40,000	43,019
Series 2013B, Rev., 5.00%, 7/1/2026	35,000	37,636
Los Angeles Department of Water & Power, Water System
Series 2013B, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2017A, Rev., 5.00%, 7/1/2022	70,000	71,973
Los Angeles Unified School District
Series 2015A, GO, 5.00%, 7/1/2022	235,000	241,622
Series A, GO, 5.00%, 7/1/2022	65,000	66,831
Series B, GO, 5.00%, 7/1/2022	40,000	41,127
Series C, GO, 5.00%, 7/1/2022	425,000	436,975
Series 2015A, GO, 5.00%, 7/1/2023	20,000	21,503
Series 2016A, GO, 5.00%, 7/1/2023	50,000	53,758
Series C, GO, 5.00%, 7/1/2023	60,000	64,509
Series D, GO, 5.00%, 7/1/2023	20,000	21,503
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2016A, GO, 5.00%, 7/1/2022	145,000	149,120
Series 2017A, GO, 5.00%, 7/1/2022	250,000	257,044
Series 2019A, GO, 5.00%, 7/1/2022	290,000	298,171
Series 2017A, GO, 5.00%, 7/1/2023	70,000	75,261
Los Angeles Unified School District, Election of 2008
Series 2016A, GO, 4.00%, 7/1/2022	25,000	25,559
Series 2018B-1, GO, 5.00%, 7/1/2023	50,000	53,758
Los Angeles Unified School District, Headquarters Building Projects Series 2012A, COP, 5.00%, 10/1/2022	145,000	150,641
Los Banos Unified School District COP, 3.13%, 8/1/2022	35,000	35,658

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Los Gatos Union School District GO, 4.00%, 8/1/2022	30,000	30,769
Los Rios Community College District
Series 2016A, GO, 5.00%, 8/1/2022	60,000	61,932
GO, 5.00%, 8/1/2023	40,000	41,264
Los Rios Community College District, Election of 2002 Series F, GO, 4.00%, 8/1/2022	30,000	30,767
Lucia Mar Unified School District GO, NATL-RE, 5.25%, 8/1/2022	55,000	56,866
Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	21,271
Madera Unified School District GO, 5.00%, 8/1/2022	115,000	118,616
Manteca Redevelopment Agency Successor Agency Series 2020A, Rev., 4.00%, 10/1/2022	130,000	133,869
March Joint Powers Redevelopment Agency Successor Agency, March Air Force Base Redevelopment Project Series 2016A, Rev., 4.00%, 8/1/2022	20,000	20,456
Marin Community College District
GO, 3.00%, 8/1/2022 (b)	30,000	30,564
GO, 4.00%, 8/1/2022	20,000	20,512
GO, 4.00%, 8/1/2022 (b)	270,000	276,902
GO, 5.00%, 8/1/2022	45,000	46,452
Marina Joint Powers Financing Authority, Multi-Family Housing, Abrams B Apartments Project Rev., LOC: FNMA, 2.00%, 11/15/2023	25,000	25,668
Marysville Joint Unified School District, Refunding and Capital Projects COP, AGM, Zero Coupon, 6/1/2022	300,000	155,450
McFarland Unified School District, Election of 2020 Series A, GO, 4.00%, 11/1/2022	25,000	25,832
Mendota Unified School District Series B, GO, 5.75%, 8/1/2023 (b)	50,000	54,600
Menlo Park City School District GO, 5.00%, 7/1/2022 (b)	25,000	25,704
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	111,430
Metropolitan Water District of Southern California

Investments	Principal Amount ($)	Value ($)
Series 2012G, Rev., 5.00%, 7/1/2022	50,000	51,415
Series 2015A, Rev., 5.00%, 7/1/2022	20,000	20,566
Series 2017B, Rev., 5.00%, 8/1/2023	50,000	53,776
Series 2012A, Rev., 5.00%, 10/1/2024	75,000	76,202
Metropolitan Water District of Southern California, Waterworks
Rev., 5.00%, 1/1/2022	20,000	20,079
Series 2018A, Rev., 5.00%, 7/1/2022	105,000	107,971
Middletown Unified School District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2023	25,000	26,516
Midpeninsula Regional Open Space District
Rev., 5.00%, 9/1/2022 (b)	55,000	56,991
Series A, GO, 5.00%, 9/1/2022	20,000	20,725
Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1 Rev., 5.00%, 9/1/2022	100,000	103,342
Milpitas Unified School District
Series 2012A, GO, 4.00%, 8/1/2022 (b)	20,000	20,511
GO, 5.00%, 8/1/2022	85,000	87,737
Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,644
Miracosta Community College District Series B, GO, 4.00%, 8/1/2022	45,000	46,150
Modesto Irrigation District
Rev., 5.00%, 10/1/2022	35,000	36,401
Rev., 4.00%, 10/1/2023	120,000	128,172
Modesto Irrigation District, Electrical System
Series 2012A, Rev., 5.00%, 7/1/2022	85,000	87,385
Series 2015B, Rev., 5.00%, 10/1/2022	25,000	25,994
Mojave Water Agency Public Facilities Corp. Series 2017A, Rev., 5.00%, 6/1/2022	35,000	35,847
Mojave Water Agency Public Facilities Corp., Morongo Basin Pipeline Project, Election of 1990 GO, 4.00%, 9/1/2022	25,000	25,703

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Morgan Hill Financing Authority Rev., 5.00%, 10/1/2022	20,000	20,805
Morgan Hill Redevelopment Agency Successor Agency Series 2013A, Rev., 5.00%, 9/1/2022 (b)	50,000	51,822
Morongo Unified School District Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,510
Morongo Unified School District, Election of 2005 Series 2012C, GO, Zero Coupon, 8/15/2022 (b)	95,000	36,190
Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 4.00%, 8/1/2022	25,000	25,639
Mount San Antonio Community College District
GO, 5.00%, 6/1/2022	40,000	40,964
Series 2013A, GO, 5.00%, 9/1/2022	95,000	98,431
Mount San Antonio Community College District, Election of 2008 Series 2015C, GO, 3.00%, 8/1/2022	50,000	50,943
Mount San Antonio Community College District, Election of 2014 Series A, GO, 5.00%, 8/1/2022	25,000	25,807
Mount San Antonio Community College District, Election of 2018
Series 2019A, GO, 4.00%, 8/1/2022	40,000	41,020
Series 2021C, GO, 4.00%, 8/1/2023	60,000	63,742
Mountain View Los Altos Union High School District GO, 3.00%, 8/1/2022	20,000	20,377
Mountain View-Whisman School District COP, 5.00%, 6/1/2022 (b)	20,000	20,480
Municipal Improvement Corp. of Los Angeles, Capital Equipment
Series 2012-A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,301
Series 2016A, Rev., 5.00%, 11/1/2022	30,000	31,328
Series 2018A, Rev., 5.00%, 11/1/2023	60,000	65,419
Municipal Improvement Corp. of Los Angeles, Real Property
Series C, Rev., 5.00%, 3/1/2022 (b)	20,000	20,241

Investments	Principal Amount ($)	Value ($)
Series 2016B, Rev., 5.00%, 11/1/2022	30,000	31,328
Series 2020-B, Rev., 5.00%, 11/1/2022	75,000	78,320
Series 2016B, Rev., 5.00%, 11/1/2023	25,000	27,257
Napa Sanitation District Series 2012A, COP, 4.00%, 8/1/2022	60,000	61,538
Natomas Unified School District, Election of 2002
Series 2004-B, GO, NATL-
RE, Zero Coupon, 9/1/2022 (b)	30,000	29,922
Nevada Irrigation District Joint Powers Authority Series 2020A, Rev., 5.00%, 3/1/2023	45,000	47,677
Norco Community Redevelopment Agency Successor Agency, Redevelopment Project Area #1 Series 2017A, Rev., 4.00%, 3/1/2023	20,000	20,892
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/2021	25,000	25,000
North Orange County Community College District, Capital Appreciation, Election of 2002
Series 2003B, GO, NATL-RE,
Zero Coupon, 8/1/2022	25,000	24,959
North Orange County Community College District, Election of 2014 Series 2014B, GO, 4.00%, 8/1/2022	30,000	30,769
Northern California Energy Authority Series 2018A, Rev., 4.00%, 7/1/2024 (c)	195,000	211,373
Northern California Power Agency, Hydroelectric Project
Series 2018A, Rev., 5.00%, 7/1/2022	30,000	30,843
Series 2019A, Rev., 5.00%, 7/1/2023	25,000	26,879
Northern California Power Agency, Hydroelectric Project No. 1
Series 2018A, Rev., 5.00%, 7/1/2023	125,000	134,394
Series 2012A, Rev., 5.00%, 7/1/2025	30,000	30,844
Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2022	45,000	45,360
Novato Unified School District GO, 5.00%, 8/1/2022	25,000	25,807

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014A, GO, 5.00%, 8/1/2023	90,000	97,122
Oak Grove School District
Series 2016A, GO, 1.30%, 8/1/2022	40,000	40,266
GO, 5.00%, 8/1/2022	25,000	25,779
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2022	55,000	57,377
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	25,000	26,204
Oakland Unified School District
GO, 5.00%, 8/1/2022	25,000	25,786
Series A, GO, 5.00%, 8/1/2022	50,000	51,572
Oakley Union Elementary School District Series 2017A, GO, 4.00%, 8/1/2022	30,000	30,765
Oceanside Unified School District
GO, 3.38%, 8/1/2022 (b)	60,000	61,277
GO, 5.00%, 8/1/2022	30,000	30,964
Ohlone Community College District
GO, 4.00%, 8/1/2022 (b)	30,000	30,767
GO, 4.50%, 8/1/2022 (b)	25,000	25,722
GO, 5.00%, 8/1/2022	240,000	247,743
GO, 5.00%, 8/1/2022 (b)	170,000	175,473
Olivenhain Municipal Water District Series 2016A, Rev., 5.00%, 6/1/2022	50,000	51,205
Ontario Public Financing Authority Rev., AGM, 5.00%, 11/1/2023	100,000	108,829
Orange County Local Transportation Authority, Measure M2 Sales Tax and Limited Tax Rev., 5.00%, 2/15/2022	25,000	25,246
Orange County Sanitation District
Series 2011A, Rev., 5.00%, 2/1/2022	35,000	35,280
Series 2014A, Rev., 5.00%, 2/1/2023	20,000	21,119
Orange County Sanitation District, Wastewater
Series 2014A, Rev., 5.00%, 2/1/2022	25,000	25,200
Series 2016A, Rev., 5.00%, 2/1/2022	40,000	40,320
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2022	25,000	25,854

Investments	Principal Amount ($)	Value ($)
Series 2019A, COP, 2.00%, 8/15/2023	95,000	97,000
Series 2003B, COP, NATL-
RE, 4.75%, 8/15/2023 (b)	25,000	26,923
Series 2013A, Rev., 5.00%, 8/15/2023 (b)	25,000	27,029
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	90,000	97,333
Orchard School District GO, 5.00%, 8/1/2023	45,000	48,569
Oxnard Financing Authority Rev., 5.00%, 6/1/2022	20,000	20,473
Oxnard School District, Election of 2012 Series B, GO, AGM, 4.00%, 8/1/2023 (b)	90,000	95,588
Oxnard Union High School District GO, 3.13%, 8/1/2022 (b)	25,000	25,491
Oxnard Union High School District, Election of 2018
Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,512
Series B, GO, 4.00%, 8/1/2022	25,000	25,641
Pacific Grove Unified School District Series 2015A, GO, 5.00%, 8/1/2022	55,000	56,774
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	56,552
Pajaro Valley Unified School District, Election of 2012 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	32,379
Pajaro Valley Water Management Agency Rev., AGM, 5.00%, 3/1/2022	50,000	50,578
Palm Springs Financing Authority, Convention Center Project
Series 2012A, Rev., 3.13%, 11/1/2022 (b)	25,000	25,665
Series 2012A, Rev., 3.25%, 11/1/2022 (b)	65,000	66,790
Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022 (b)	140,000	142,651

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Palm Springs Unified School District, Election of 2008 Series C, GO, 5.00%, 8/1/2022	25,000	25,807
Palmdale Community Redevelopment Agency Successor Agency
Series 2016B, Rev., 5.00%, 9/1/2022	35,000	36,151
Series 2016A, Rev., 5.00%, 9/1/2023	45,000	48,576
Palmdale Elementary School District, Election of 2012
Series A, GO, 3.25%, 8/1/2023 (b)	30,000	31,493
Series A, GO, 4.00%, 8/1/2023 (b)	160,000	170,034
Palomar Community College District
GO, 5.00%, 5/1/2022	45,000	45,904
GO, 5.00%, 5/1/2024	50,000	55,610
Palos Verdes Peninsula Unified School District GO, 5.00%, 11/1/2022	20,000	20,885
Paramount Unified School District, Election of 2006 Series 2020C, GO, 4.00%, 8/1/2022	20,000	20,498
GO, Zero Coupon, 8/1/2023 (b)	165,000	22,530
GO, 4.50%, 8/1/2023 (b)	40,000	42,841
Pasadena Public Financing Authority, Rose Bowl Renovation Project
Series 2016A, Rev., 5.00%, 4/1/2022	50,000	50,806
Series 2016A, Rev., 5.00%, 4/1/2023	125,000	132,555
Pasadena Unified School District, Election of 2008
GO, 4.13%, 5/1/2022 (b)	25,000	25,413
GO, 5.00%, 5/1/2022 (b)	110,000	112,214
Peralta Community College District, Election of 2018 Series 2020A, GO, 5.00%, 8/1/2022	25,000	25,803
Perris Union High School District GO, 5.00%, 9/1/2023	10,000	10,822
Perris Union High School District, Election of 2018 Series 2019A, GO, AGM, 5.00%, 9/1/2022	50,000	51,798
Pico Rivera Public Financing Authority Rev., 4.00%, 9/1/2022	30,000	30,860
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	32,822

Investments	Principal Amount ($)	Value ($)
Pismo Beach Public Financing Authority, Wastewater Project Rev., 5.00%, 12/1/2021	30,000	30,000
Pittsburg Successor Agency Redevelopment Agency, Subordinate Tax Allocation Series A, Rev., AGM, 5.00%, 9/1/2022	50,000	51,721
Pittsburg Unified School District GO, 5.00%, 8/1/2022	80,000	82,554
Placentia-Yorba Linda Unified School District
GO, 3.00%, 8/1/2022 (b)	20,000	20,376
GO, 5.00%, 8/1/2022 (b)	20,000	20,644
Series 2016A, COP, AGM, 5.00%, 10/1/2022	70,000	72,657
Placer Union High School District, Capital Appreciation Series 2000A, GO, NATL- RE, Zero Coupon, 8/1/2022	20,000	19,954
Placer Union High School District, Election of 1998 Series 2003B, GO, AGM, 4.70%, 8/1/2022	30,000	30,880
Pleasanton Unified School District GO, 4.00%, 8/1/2022	25,000	25,641
Port of Los Angeles, Harbor Department
Series 2014C, Rev., 3.00%, 8/1/2022	25,000	25,467
Series 2014B, Rev., 5.00%, 8/1/2022	35,000	36,117
Poway Unified School District Public Financing Authority, Special Tax Community Facilities District No. 2 Series 2015C, Rev., AGM, 5.00%, 9/1/2023	40,000	43,259
Poway Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 8/1/2022	60,000	61,928
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	26,771
Rancho Cucamonga Redevelopment Agency Successor Agency Rev., AGM, 5.00%, 9/1/2022	55,000	56,881
Rancho Santiago Community College District
GO, 4.00%, 9/1/2022	25,000	25,720
GO, 5.00%, 9/1/2022	135,000	139,896
GO, AGM, 5.25%, 9/1/2022	50,000	51,907

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 9/1/2023	50,000	53,267
Rancho Santiago Community College District, Capital Appreciation Series B, GO, AGM, Zero Coupon, 9/1/2022	20,000	19,958
Ravenswood City School District GO, 5.00%, 8/1/2022	20,000	20,645
Redlands Unified School District GO, 5.00%, 7/1/2022	20,000	20,533
Redondo Beach Unified School District, Election of 2000 Series C,D&E, GO, AGM, 3.70%, 8/1/2022 (b)	40,000	40,937
Redwood City School District GO, AGM, 5.00%, 8/1/2022	25,000	25,807
Regents of the University of California Medical Center Pooled
Series 2013J, Rev., 4.00%, 5/15/2022	35,000	35,610
Series 2016L, Rev., 5.00%, 5/15/2022	240,000	245,272
Series 2013J, Rev., 5.00%, 5/15/2023 (b)	120,000	128,266
Series 2013J, Rev., 5.00%, 5/15/2023	50,000	53,464
Series 2016L, Rev., 5.00%, 5/15/2023	25,000	26,732
Series 2016L, Rev., 4.00%, 5/15/2025	20,000	22,382
Rescue Union School District, Election of 1998 GO, NATL-RE, 5.00%, 9/1/2022	20,000	20,725
Rialto Redevelopment Agency, Merged Project Area Series 2014A, Rev., 5.00%, 9/1/2022	50,000	51,710
Rio Elementary School District, Election of 2018 Series A, GO, AGM, 4.00%, 8/1/2022	30,000	30,769
Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2023	55,000	59,362
Riverside County Asset Leasing Corp., Defender/ Probation Building Series 2013A, Rev., 5.00%, 11/1/2022 (b)	40,000	41,760
Riverside County Office of Education Pooled Notes Series A, Rev., TRAN, 2.00%, 12/1/2021	60,000	60,000

Investments	Principal Amount ($)	Value ($)
Series B, Rev., TRAN, 2.00%, 12/31/2021	25,000	25,039
Riverside County Public Financing Authority Rev., 5.00%, 11/1/2023(b)	75,000	81,755
Riverside County Public Financing Authority, Tax Allocation, Project Area No. 1 Series 2015A, Rev., 5.00%, 10/1/2022	75,000	77,681
Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2023 (b)	25,000	26,884
Riverside County Transportation Commission, Sales Tax
Series 2017A, Rev., 4.00%, 6/1/2022	40,000	40,766
Series 2013A, Rev., 5.00%, 6/1/2022	25,000	25,603
Series 2016A, Rev., 5.00%, 6/1/2022	195,000	199,701
Series 2018A, Rev., 5.00%, 6/1/2022	40,000	40,964
Series 2013A, Rev., 5.00%, 6/1/2023	100,000	107,133
Series 2017A, Rev., 5.00%, 6/1/2023	25,000	26,783
Riverside Redevelopment Agency Successor Agency Series 2018A, Rev., 5.00%, 9/1/2022	40,000	41,368
Riverside Unified School District Financing Authority, Superior Lien Series A, Rev., 5.00%, 9/1/2022	75,000	77,685
Rocklin Public Financing Authority Rev., 5.00%, 11/1/2022	25,000	26,107
Rocklin Unified School District Community Facilities District, Capital Appreciation Rev., AMBAC, Zero Coupon, 9/1/2022	170,000	169,580
Roseville Joint Union High School District GO, 4.00%, 8/1/2022	75,000	76,922
Rowland Unified School District GO, 5.00%, 8/1/2022	25,000	25,807
Sacramento City Financing Authority, EPA Building Series 2013A, Rev., 5.00%, 5/1/2022	405,000	413,119

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Sacramento City Financing Authority, Master Lease Program Facilities
Series 2015A, Rev., 3.00%, 12/1/2021	25,000	25,000
Series E, Rev., AMBAC, 5.25%, 12/1/2022	55,000	57,785
Sacramento City Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2023	60,000	64,321
Sacramento County Sanitation Districts Financing Authority
Rev., 5.00%, 12/1/2021	40,000	40,000
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	180,000	180,000
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,963
Sacramento Municipal Utility District
Series 2016D, Rev., 5.00%, 8/15/2022	55,000	56,889
Series 2019B, Rev., 5.00%, 10/15/2025 (c)	50,000	57,461
Sacramento Municipal Utility District, Electric
Series 2018F, Rev., 5.00%, 8/15/2022	75,000	77,576
Series E, Rev., 5.00%, 8/15/2022	60,000	62,061
Series 2012Y, Rev., 5.00%, 8/15/2023	150,000	155,058
Series 2019A, Rev., 5.00%, 10/17/2023 (c)	805,000	855,863
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2022	345,000	354,741
Sacramento Transportation Authority, Measure A Sales Tax Rev., 5.00%, 10/1/2023	210,000	218,112
Saddleback Valley Unified School District GO, 4.00%, 8/1/2022	25,000	25,641
Salinas Public Facilities, Inc., Public Safety Building Project Series 2018A, Rev., 5.00%, 12/1/2021	200,000	200,000
San Bernardino City Unified School District
GO, AGM, 5.00%, 8/1/2023	10,000	10,758
Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	50,000	53,934

Investments	Principal Amount ($)	Value ($)
San Bernardino City Unified School District, Election OF 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	55,000	58,415
San Bernardino Community College District Series A, GO, 4.00%, 8/1/2023 (b)	50,000	53,136
San Bernardino County Transportation Authority, Sales Tax Series 2014A, Rev., 5.00%, 3/1/2023	20,000	21,187
San Buenaventura Public Facilities Financing Authority Series B, Rev., 5.00%, 7/1/2022 (b)	50,000	51,409
San Diego Community College District
GO, 5.00%, 8/1/2022 (b)	745,000	768,985
GO, 5.00%, 8/1/2022	75,000	77,410
San Diego Community College District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	40,000	43,173
San Diego Community College District, Election of 2006
GO, 4.00%, 8/1/2022	85,000	87,167
GO, 5.00%, 8/1/2023 (b)	90,000	97,138
San Diego Convention Center Expansion Financing Authority Series 2012A, Rev., 5.00%, 4/15/2022 (b)	90,000	91,602
San Diego County Regional Transportation Commission Series 2016A, Rev., 5.00%, 4/1/2022	55,000	55,889
San Diego County Regional Transportation Commission, Sales Tax
Series 2012A, Rev., 5.00%, 4/1/2022	95,000	96,536
Series 2021A, Rev., 5.00%, 10/1/2022	30,000	31,208
San Diego County Water Authority
Rev., 5.00%, 5/1/2022	100,000	102,017
Series 2013A, Rev., 5.00%, 5/1/2023	20,000	20,877
San Diego Public Facilities Financing Authority
Rev., 5.00%, 5/15/2022	305,000	311,714
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	290,000	299,297
Series 2016B, Rev., 5.00%, 8/1/2022	165,000	170,312
Series 2020A, Rev., 5.00%, 8/1/2022	30,000	30,966
Rev., 5.00%, 5/15/2023	20,000	21,388

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016B, Rev., 5.00%, 8/1/2023	20,000	21,576
San Diego Public Facilities Financing Authority, Ballpark Refunding Rev., 5.00%, 10/15/2022	180,000	187,520
San Diego Public Facilities Financing Authority, Capital Improvement Projects Series 2012A, Rev., 5.00%, 4/15/2022 (b)	60,000	61,079
San Diego Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 9/1/2022	75,000	77,564
San Diego Redevelopment Agency Successor Agency, Tax Allocation
Series A, Rev., 5.00%, 9/1/2022	100,000	103,419
Series 2017A, Rev., 5.00%, 9/1/2023	10,000	10,815
Series A, Rev., 5.00%, 9/1/2024	100,000	112,534
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2022	25,000	26,053
San Diego Unified Port District Series A, Rev., 5.00%, 9/1/2022	25,000	25,897
San Diego Unified School District
Series A, Rev., TRAN, 4.00%, 6/30/2022	60,000	61,346
Series 2014R-3, GO, 5.00%, 7/1/2022	25,000	25,703
Series 2020M-2, GO, 5.00%, 7/1/2022	85,000	87,390
San Diego Unified School District, Election of 1998
Series D-1, GO, NATL-RE, 5.50%, 7/1/2022	50,000	51,551
Series D-1, GO, NATL-RE, 5.50%, 7/1/2023	25,000	27,072
San Diego Unified School District, Election of 2008 Series 2020D-2, GO, 5.00%, 7/1/2022	170,000	174,780
San Dieguito Union High School District Series A-2, GO, 5.00%, 8/1/2022	25,000	25,805
San Elijo Joint Powers Authority, Clean Water Projects Rev., 3.00%, 3/1/2022	85,000	85,606

Investments	Principal Amount ($)	Value ($)
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	70,000	71,330
Series 2013C, GO, 4.00%, 8/1/2022	20,000	20,513
Series 2013C, GO, 5.00%, 8/1/2022	20,000	20,645
Series 2013C, GO, 5.00%, 8/1/2023	10,000	10,791
San Francisco Bay Area Rapid Transit District, Sales Tax
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	265,000	272,429
Series 2012A, Rev., 5.00%, 7/1/2022	30,000	30,847
Series 2015A, Rev., 5.00%, 7/1/2022	65,000	66,835
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2016A, Rev., 5.00%, 5/1/2022 (b)	155,000	158,133
Series 2016D, Rev., 5.00%, 5/1/2022 (b)	25,000	25,505
Series 2016A, Rev., 4.00%, 5/1/2023	75,000	78,970
Series 2016A, Rev., 5.00%, 5/1/2023	75,000	80,028
Series 2016D, Rev., 5.00%, 5/1/2023	85,000	90,698
Series 2019D, Rev., 5.00%, 5/1/2024	45,000	50,026
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	27,976
Series B, Rev., 5.00%, 5/1/2026	200,000	203,976
San Francisco City and County Public Utilities Commission Wastewater
Series 2013A, Rev., 5.00%, 10/1/2022	20,000	20,804
Series 2018A, Rev., 5.00%, 10/1/2022	105,000	109,219
Series 2018B, Rev., 5.00%, 10/1/2022	60,000	62,411
Series 2016B, Rev., 5.00%, 10/1/2023	35,000	38,036
San Francisco Community College District GO, 5.00%, 6/15/2022	50,000	51,299
San Francisco Community College District, Election of 2020

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series A, GO, 5.00%, 6/15/2023	75,000	80,387
San Francisco County Transportation Authority, Sales Tax Rev., 3.00%, 2/1/2022	160,000	160,757
San Francisco State Building Authority Series 2015A, Rev., 5.00%, 12/1/2021	85,000	85,000
San Francisco Unified School District GO, 5.00%, 6/15/2022	80,000	82,078
San Francisco Unified School District, Proposition A, Election of 2011 Series 2014B, GO, 5.00%, 6/15/2022	150,000	153,897
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2022	20,000	20,242
Rev., 5.00%, 3/1/2023	20,000	21,187
San Joaquin Delta Community College District
Series 2015A, GO, 5.00%, 8/1/2022	30,000	30,964
Series A, GO, 5.00%, 8/1/2023	25,000	26,974
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	118,573
San Jose Evergreen Community College District GO, 5.00%, 9/1/2022	90,000	93,264
San Jose Evergreen Community College District, Election of 2010 Series B, GO, 5.00%, 8/1/2022 (b)	35,000	36,127
San Jose Evergreen Community College District, Election of 2016
Series A, GO, 4.00%, 9/1/2022	20,000	20,576
Series B, GO, 4.00%, 9/1/2022	25,000	25,720
San Jose Financing Authority, Civic Center Project
Series 2013A, Rev., 5.00%, 6/1/2022 (b)	90,000	92,174
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	155,000	165,983
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	30,000	32,126
San Jose Redevelopment Agency Successor Agency

Investments	Principal Amount ($)	Value ($)
Series B, Rev., 5.00%, 8/1/2022	70,000	72,225
San Jose Unified School District
GO, 4.00%, 8/1/2022	40,000	41,025
GO, 5.00%, 8/1/2022	135,000	139,356
Series 2013-GO, GO, 5.00%, 8/1/2023 (b)	25,000	26,983
San Jose Unified School District, Capital Appreciation COP, AGM, Zero Coupon, 1/1/2022 (b)	20,000	19,995
San Jose Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2022	25,000	25,807
San Juan Unified School District, Election of 2002
GO, 3.00%, 8/1/2022 (b)	60,000	61,128
GO, 3.00%, 8/1/2022	25,000	25,468
GO, 3.38%, 8/1/2022 (b)	30,000	30,638
GO, 4.00%, 8/1/2022 (b)	45,000	46,150
GO, 5.00%, 8/1/2022 (b)	40,000	41,288
GO, 3.00%, 8/1/2023	75,000	78,407
GO, 5.00%, 8/1/2023 (b)	40,000	43,173
San Juan Unified School District, Election of 2012 Series N, GO, 4.00%, 8/1/2022	25,000	25,634
San Juan Unified School District, Unlimited Tax GO, 3.00%, 8/1/2022	20,000	20,375
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	51,610
San Leandro Unified School District Series A, GO, 4.00%, 8/1/2022	75,000	76,882
San Lorenzo Unified School District GO, 5.00%, 8/1/2023	25,000	26,965
San Lorenzo Valley Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	95,000	97,435
San Luis Obispo Capital Improvement Board Rev., 4.00%, 12/1/2021	25,000	25,000
San Luis Obispo County Financing Authority, Nacimiento Water Project Series 2015A, Rev., 5.00%, 9/1/2022	20,000	20,719
San Marcos Public Financing Authority Series 1994A, Rev., 6.25%, 9/2/2022 (b)	90,000	94,021

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	26,620
San Mateo County Community College District
GO, 4.25%, 9/1/2022 (b)	25,000	25,765
GO, 5.00%, 9/1/2022 (b)	105,000	108,800
San Mateo County Transit District
Series 2015A, Rev., 4.00%, 6/1/2022	40,000	40,770
Series 2015A, Rev., 5.00%, 6/1/2022	135,000	138,268
San Mateo Foster City Public Financing Authority, Street and Flood Control Project Series 2020A, Rev., 5.00%, 5/1/2023	20,000	21,344
San Mateo Foster City School District GO, 5.00%, 8/15/2022	90,000	93,059
San Mateo Foster City School District, Election of 2008 Series 2012C, GO, 5.00%, 8/1/2022	40,000	41,285
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2022	25,000	25,650
San Mateo Union High School District Series 2016C, GO, 5.00%, 9/1/2022	65,000	67,352
San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2022	80,000	82,895
San Mateo Union High School District, Election of 2010 Series 2013A, GO, 5.00%, 9/1/2023 (b)	75,000	81,259
San Rafael Joint Powers Financing Authority, Public Safety Facilities Project Rev., 4.00%, 6/1/2022	95,000	96,828
San Ramon Valley Unified School District
GO, 4.00%, 8/1/2022 (b)	115,000	117,940
GO, 4.00%, 8/1/2022	80,000	82,050
GO, 5.00%, 8/1/2022 (b)	285,000	294,175
GO, 5.00%, 8/1/2022	105,000	108,388
San Ramon Valley Unified School District, Election of 2012 GO, 3.00%, 8/1/2023 (b)	50,000	52,280

Investments	Principal Amount ($)	Value ($)
Sanger Public Financing Authority, Fire Station Project Series 2020A, Rev., 4.00%, 2/1/2023	100,000	104,005
Santa Ana College Improvement District #1 Rancho Santiago Community College District, Election of 2012
Series 2019C, GO, 4.00%, 8/1/2022	110,000	112,820
Series 2014A, GO, 5.00%, 8/1/2022	20,000	20,645
Santa Ana Unified School District, Capital Appreciation, Election of 2008 Series 2008A, GO, Zero Coupon, 8/1/2022	25,000	24,933
Santa Barbara Community College District GO, 4.00%, 8/1/2022	70,000	71,794
Santa Barbara Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	30,968
Santa Clara County Board of Education COP, 5.00%, 4/1/2022	30,000	30,476
Santa Clara County Financing Authority
Series 2018A, Rev., 5.00%, 4/1/2022	25,000	25,403
Series 2018A, Rev., 5.00%, 11/15/2022	100,000	104,612
Santa Clara County Financing Authority, Capital Facilities Series 2021A, Rev., 5.00%, 5/1/2023	65,000	69,386
Santa Clara County Financing Authority, Multiple Facilities Projects
Series 2015P, Rev., 5.00%, 5/15/2023	55,000	58,810
Series 2016Q, Rev., 5.00%, 5/15/2023	25,000	26,732
Santa Clara Unified School District
GO, 3.50%, 7/1/2022 (b)	75,000	76,452
GO, 5.00%, 7/1/2022	80,000	82,249
GO, 5.00%, 7/1/2022 (b)	50,000	51,409
Santa Clara Valley Transportation Authority, Measure A Sales Tax
Series 2015A, Rev., 5.00%, 4/1/2022	30,000	30,482
Series A, Rev., 5.00%, 4/1/2023	15,000	15,954
Santa Clara Valley Transportation Authority, Sales Tax

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017B, Rev., 5.00%, 6/1/2022	100,000	102,411
Series 2017B, Rev., 5.00%, 6/1/2023	25,000	26,783
Santa Clara Valley Water District Series 2017A, COP, 5.00%, 2/1/2022	25,000	25,198
Santa Clarita Community College District GO, 4.00%, 8/1/2022	35,000	35,897
Santa Clarita Community College District, Election of 2006 GO, 4.00%, 8/1/2022 (b)	50,000	51,278
Santa Cruz City High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	25,000	25,805
Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 3.00%, 9/1/2022	50,000	50,949
Santa Margarita-Dana Point Authority Series 2020A, Rev., 5.00%, 6/1/2022	45,000	46,090
Santa Monica Community College District, Election of 2008
Series 2014B, GO, 5.00%, 8/1/2022	35,000	36,129
Series A, GO, 5.00%, 8/1/2022	50,000	51,613
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 5.00%, 8/1/2022	50,000	51,613
Santa Monica-Malibu Unified School District
Series 2016A, GO, 4.00%, 7/1/2022	65,000	66,455
GO, 4.00%, 8/1/2022	100,000	102,556
Series 2001C, COP, NATL-RE, Zero Coupon, 11/1/2022	50,000	49,835
Santa Monica-Malibu Unified School District, Election of 2006 Series D, GO, 4.00%, 7/1/2023 (b)	30,000	31,791
Santa Monica-Malibu Unified School District, Election of 2012 Series 2012D, GO, 5.00%, 8/1/2023 (b)	25,000	26,983
Santa Rosa Elementary School District GO, 3.25%, 8/1/2022 (b)	30,000	30,610

Investments	Principal Amount ($)	Value ($)
Santa Rosa High School District GO, 4.00%, 8/1/2022	85,000	87,161
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2022	45,000	46,452
Santee School District, Election of 2018 GO, 4.00%, 8/1/2022	25,000	25,637
Savanna School District, Election of 2012 Series 2012A, GO, AGM, 4.00%, 8/1/2022 (b)	145,000	148,736
Scotts Valley Unified School District GO, 4.00%, 8/1/2022	40,000	41,025
Seaside Redevelopment Agency Successor Agency, Tax Allocation Rev., 5.00%, 8/1/2022	65,000	66,942
Semitropic Improvement District of the Semitropic Water Storage District, 2nd Lien Series 2013A, Rev., 5.00%, 12/1/2021	200,000	200,000
Sequoia Union High School District
GO, 4.00%, 7/1/2022 (b)	165,000	168,692
GO, 5.00%, 7/1/2022	50,000	51,412
GO, 5.00%, 7/1/2024 (b)	40,000	44,836
Shafter Wasco Irrigation District Series 2020A, Rev., 5.00%, 11/1/2022	120,000	124,972
Shasta-Tehama-Trinity Joint Community College District GO, 5.00%, 8/1/2022	50,000	51,589
Sierra Joint Community College District, School Facilities Improvement District No. 1 Series A, GO, 5.00%, 8/1/2023 (b)	45,000	48,569
Signal Hill Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 10/1/2022	25,000	25,951
Silicon Valley Clean Water, Wastewater
Rev., 5.00%, 2/1/2022 (b)	25,000	25,200
Rev., 5.00%, 8/1/2022 (b)	135,000	139,336
Series A, Rev., 3.00%, 3/1/2024	560,000	585,873
Simi Valley Public Financing Authority, Public Facilities Series 2014A, Rev., 5.00%, 10/1/2022	110,000	114,430
Simi Valley Unified School District

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 8/1/2022	30,000	30,769
Simi Valley Unified School District, Election of 2016 Series C, GO, 4.00%, 8/1/2022	25,000	25,641
Snowline Joint Unified School District COP, AGM, 2.00%, 9/1/2022	1,325,000	1,341,382
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	43,159
Solvang Elementary School District Educational Foundation GO, 4.00%, 8/1/2022	20,000	20,513
Sonoma County Community Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2023	20,000	21,185
Sonoma County Junior College District
Series 2013A, GO, 5.00%, 8/1/2022	50,000	51,613
Series 2013A, GO, 5.00%, 8/1/2023 (b)	165,000	178,087
Sonoma County Junior College District, Election of 2014
Series A, GO, 4.00%, 8/1/2022	35,000	35,897
Series B, GO, 4.00%, 8/1/2023	90,000	95,644
Sonoma County Transportation Authority, Limited Tax
Rev., 5.00%, 12/1/2021	145,000	145,000
Rev., 5.00%, 12/1/2022	85,000	89,101
Rev., 5.00%, 12/1/2023	65,000	71,114
Sonoma County Water and Wastewater Financing Authority Rev., 4.00%, 8/1/2022	25,000	25,637
Sonoma-Marin Area Rail Transit District, Measure Q Sales Tax Series 2011A, Rev., 5.00%, 3/1/2022 (b)	55,000	55,663
Sonoma-Marin Area Rail Transit District, Sales Tax Series 2011A, Rev., 5.00%, 3/1/2022 (b)	165,000	166,988
South Coast Water District Series 2016A, Rev., 4.00%, 2/1/2023	25,000	26,097
South Coast Water District Financing Authority Series 2020A, Rev., 4.00%, 2/1/2023	30,000	31,316

Investments	Principal Amount ($)	Value ($)
South Orange County Public Financing Authority Rev., 5.00%, 4/1/2022	75,000	76,146
South Pasadena Unified School District GO, 4.00%, 8/1/2022	45,000	46,153
South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	42,859
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Rev., NATL-RE, 5.25%, 9/15/2022	60,000	62,406
Southern California Public Power Authority
Series 2015A, Rev., 4.00%, 7/1/2022	85,000	86,897
Series 2007A, Rev., 5.25%, 11/1/2022	65,000	67,921
Southern California Public Power Authority, Milford Wind Corridor Phase II Project, Green Bond Rev., 5.00%, 7/1/2022	55,000	56,546
Southern California Public Power Authority, Milford Wind Corridor Phase-1 Project Rev., 5.00%, 7/1/2022	60,000	61,687
Southern California Public Power Authority, Southern Transmission Project
Series 2015A, Rev., 5.00%, 7/1/2022	40,000	41,125
Series 2018A, Rev., 5.00%, 7/1/2022	140,000	143,936
Southern California Public Power Authority, Transmission Project Series 2017A, Rev., 5.00%, 7/1/2023	55,000	59,088
Southern California Public Power Authority, Windy Point/Windy Flats Project Rev., 5.00%, 4/1/2024	25,000	27,445
Southwestern Community College District, Election of 2016 Series B-2, GO, 3.00%, 8/1/2022	25,000	25,472
State Center Community College District Series B, GO, 3.00%, 8/1/2022	35,000	35,658

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 8/1/2022	60,000	61,923
State of California GO, 2.60%, 12/1/2021	300,000	300,000
State of California Department of Water Resources, Central Valley Project, Water System
Series AJ, Rev., 4.00%, 12/1/2021	45,000	45,000
Rev., 5.00%, 12/1/2021	80,000	80,000
Series AJ, Rev., 5.00%, 12/1/2021	140,000	140,000
Series AJ, Rev., 5.00%, 12/1/2021 (b)	230,000	230,000
Series AM, Rev., 5.00%, 12/1/2021	190,000	190,000
Series AQ, Rev., 5.00%, 12/1/2021	20,000	20,000
Series AS, Rev., 5.00%, 12/1/2021	205,000	205,000
Series AV, Rev., 5.00%, 12/1/2021	35,000	35,000
Series AW, Rev., 5.00%, 12/1/2021	135,000	135,000
Series AX, Rev., 5.00%, 12/1/2021	100,000	100,000
Series BA, Rev., 5.00%, 12/1/2021	135,000	135,000
Series AK, Rev., 5.00%, 6/1/2022 (b)	85,000	87,053
Series AN, Rev., 5.00%, 12/1/2022 (b)	60,000	62,893
Series AR, Rev., 5.00%, 12/1/2022	20,000	20,963
Series AS, Rev., 5.00%, 12/1/2022	50,000	52,407
Series AP, Rev., 4.00%, 6/1/2023 (b)	30,000	31,701
Series AM, Rev., 5.00%, 6/1/2023(b)	50,000	53,582
Series AW, Rev., 5.00%, 12/1/2023	45,000	49,233
State of California Department of Water Resources, Power Supply
Series 2015O, Rev., 4.00%, 5/1/2022 (b)	125,000	127,010
Series 2015O, Rev., 5.00%, 5/1/2022 (b)	775,000	790,665
State of California, Various Purpose
GO, 3.00%, 12/1/2021	35,000	35,000
GO, 5.00%, 12/1/2021	265,000	265,000
GO, 4.00%, 2/1/2022	25,000	25,159
GO, 5.00%, 2/1/2022	635,000	640,086
GO, 5.00%, 2/1/2022	195,000	196,542

Investments	Principal Amount ($)	Value ($)
GO, 3.00%, 3/1/2022	875,000	881,239
GO, 5.00%, 3/1/2022	20,000	20,241
GO, 5.00%, 4/1/2022	120,000	121,936
GO, 5.00%, 5/1/2022	65,000	66,311
GO, 5.00%, 8/1/2022	1,020,000	1,052,909
GO, 3.00%, 9/1/2022	50,000	51,067
GO, 4.00%, 9/1/2022	100,000	102,880
GO, 5.00%, 9/1/2022	445,000	461,140
GO, 5.25%, 9/1/2022	210,000	218,008
GO, 4.00%, 10/1/2022	50,000	51,599
GO, 5.00%, 10/1/2022	435,000	452,518
GO, 5.25%, 10/1/2022	55,000	57,329
GO, 2.88%, 11/1/2022	35,000	35,867
GO, 5.00%, 11/1/2022	160,000	167,067
GO, 3.00%, 12/1/2022	25,000	25,706
GO, 4.00%, 12/1/2022	85,000	88,246
GO, 5.00%, 12/1/2022	80,000	83,852
GO, 5.25%, 2/1/2023	45,000	47,645
GO, 3.00%, 3/1/2023	125,000	129,356
GO, 5.00%, 3/1/2023	25,000	26,494
GO, 5.00%, 4/1/2023	125,000	132,953
GO, 5.00%, 8/1/2023	10,000	10,784
GO, 5.00%, 9/1/2023	20,000	20,704
Series B, GO, 5.00%, 9/1/2023	50,000	54,110
GO, 5.00%, 12/1/2023	25,000	27,341
GO, 5.00%, 9/1/2024	50,000	54,065
GO, 5.00%, 11/1/2024	60,000	65,346
GO, 5.00%, 2/1/2025	40,000	42,152
GO, 5.00%, 9/1/2025	125,000	132,869
GO, 5.00%, 11/1/2025	40,000	43,540
GO, 5.00%, 12/1/2025	50,000	54,724
GO, 5.00%, 8/1/2026	100,000	114,076
GO, 5.00%, 10/1/2026	50,000	53,098
Stockton Public Financing Authority, Wastewater Rev., BAN, 1.40%, 12/1/2021	4,090,000	4,090,000
Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	43,323
Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	26,184
Summerville Union High School District, Capital Appreciation GO, AGM, Zero Coupon, 9/1/2022	20,000	19,955
Sunnyvale School District
GO, 4.00%, 9/1/2022	75,000	77,154
GO, 5.00%, 9/1/2022	25,000	25,905

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Sunnyvale School District, Election of 2013 Series 2019C, GO, 4.00%, 9/1/2022	25,000	25,718
Sweetwater Authority Series 2016A, Rev., 4.00%, 4/1/2022	20,000	20,257
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	33,644
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 1 Series C, GO, 3.00%, 8/1/2023	20,000	20,909
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2022	75,000	77,420
Tamalpais Union High School District GO, 4.00%, 8/1/2022	85,000	87,179
Temecula Valley Unified School District Financing Authority, Special Tax Rev., 5.00%, 9/1/2022	65,000	67,272
Temple City Unified School District Series B, GO, 3.00%, 8/1/2022	35,000	35,637
Tobacco Securitization Authority of Northern California
Series 2021A, Class 1, Rev., 5.00%, 6/1/2024	105,000	116,720
Class 1, Rev., 5.00%, 6/1/2025	105,000	120,841
Tobacco Securitization Authority of Southern California
Series 2019A, Class 1, Rev., 5.00%, 6/1/2023	150,000	160,608
Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	63,558
Torrance Unified School District GO, 5.00%, 8/1/2022	55,000	56,774
Torrance Unified School District, Election of 2008
GO, 5.00%, 8/1/2022 (b)	25,000	25,805
GO, 5.00%, 8/1/2023 (b)	25,000	26,983
Torrance Unified School District, Election of 2014 GO, 5.25%, 8/1/2022	60,000	62,035

Investments	Principal Amount ($)	Value ($)
Tracy Community Development Agency, Successor Agency, Tax Allocation Rev., AGM, 5.00%, 8/1/2022	70,000	72,139
Tracy Unified School District School Facilities Improvement District No. 3, Election of 2014 GO, 4.00%, 8/1/2022	105,000	107,691
Tulare City School District Series 2016A, COP, 2.00%, 11/1/2022	25,000	25,165
Tuolumne Wind Project Authority, Tuolumne Wind Project
Series 2016A, Rev., 5.00%, 1/1/2022	55,000	55,217
Series 2016A, Rev., 5.00%, 1/1/2023	20,000	21,043
Turlock Irrigation District, First Priority Rev., 5.00%, 1/1/2022	50,000	50,195
Turlock Public Financing Authority, Sewer Rev., 4.00%, 9/15/2022	55,000	56,666
Tustin Unified School District Series D, GO, 5.00%, 8/1/2022	50,000	51,613
Tustin Unified School District, Community Facilities District No. 88-10F Rev., 5.00%, 9/1/2022	75,000	77,570
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1
GO, 5.00%, 6/1/2022	105,000	107,542
GO, 5.00%, 8/1/2022	30,000	30,968
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	34,916
Tustin Unified School District, School Facilities Improvement Districts No. 2008-1 Series C, GO, 4.00%, 8/1/2022	50,000	51,282
Twin Rivers Unified School District
Series A, GO, AGM, 5.00%, 8/1/2022	50,000	51,559
Series 2014A, GO, Zero
Coupon, 2/1/2024 (b)	350,000	169,448
Union Elementary School District Series B, GO, 4.00%, 9/1/2022	60,000	61,728
University of California Series 2021BH, Rev., 3.00%, 5/15/2022	60,000	60,783

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015AO, Rev., 4.00%, 5/15/2022	20,000	20,352
Series 2013AF, Rev., 5.00%, 5/15/2022	20,000	20,442
Series 2015AO, Rev., 5.00%, 5/15/2022	245,000	250,416
Series 2017AV, Rev., 5.00%, 5/15/2022	25,000	25,553
Series 2018AZ, Rev., 5.00%, 5/15/2022	50,000	51,105
Series 2020BE, Rev., 5.00%, 5/15/2022	65,000	66,437
Series 2013AF, Rev., 5.00%, 5/15/2023 (b)	20,000	21,362
Series 2015AO, Rev., 5.00%, 5/15/2023	20,000	21,389
Series 2017AV, Rev., 5.00%, 5/15/2023	20,000	21,389
Series S, Rev., 5.00%, 5/15/2023 (e)	3,000,000	3,176,123
Series AK, Rev., 5.00%, 5/15/2023 (c)	1,355,000	1,448,047
Series S, Rev., 5.00%, 5/15/2025 (e)	4,000,000	4,560,619
Series S, Rev., 5.00%, 5/15/2026 (e)	1,520,000	1,786,519
University of California, Limited Project
Series 2012G, Rev., 4.00%, 5/15/2022	25,000	25,437
Series 2012G, Rev., 5.00%, 5/15/2022	50,000	51,093
Series 2015-I, Rev., 5.00%, 5/15/2022	375,000	383,255
Series 2012G, Rev., 5.00%, 5/15/2024	95,000	97,075
Series 2015-I, Rev., 5.00%, 5/15/2024	135,000	150,344
Upper Santa Clara Valley Joint Powers Authority Series 2015A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,805
Vacaville Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2022	30,000	30,769
Val Verde Unified School District COP, AGM, 5.00%, 3/1/2022	75,000	75,883
Vallecitos Water District Rev., 5.00%, 7/1/2022	25,000	25,706
Ventura County Community College District GO, 5.00%, 8/1/2022	35,000	36,129

Investments	Principal Amount ($)	Value ($)
Ventura County Public Financing Authority
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	30,000	31,325
Series 2013B, Rev., 5.00%, 11/1/2022	25,000	26,107
Series 2013B, Rev., 5.00%, 11/1/2023	20,000	21,806
Series 2016A, Rev., 5.00%, 11/1/2024	25,000	28,366
Ventura Unified School District GO, 5.00%, 8/1/2022	30,000	30,964
Victor Valley Union High School District Series 2016A, GO, 5.00%, 8/1/2022	30,000	30,949
Vista Joint Powers Financing Authority Rev., 5.00%, 5/1/2022	125,000	127,511
Vista Unified School District GO, 5.00%, 8/1/2022 (b)	185,000	190,956
Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,812
Walnut Valley Unified School District
Series D, GO, NATL-RE,
Zero Coupon, 8/1/2022	25,000	24,953
GO, 5.00%, 8/1/2022	20,000	20,645
West Basin Municipal Water District Series 2012A, Rev., 5.00%, 8/1/2023	40,000	40,309
West Contra Costa Unified School District
GO, 5.00%, 8/1/2022 (b)	95,000	98,045
Series 2021A-1, GO, 5.00%, 8/1/2022	30,000	30,968
West Covina Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	30,968
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	82,991
West Sonoma County Union High School District, Election of 2018 Series A, GO, 4.00%, 8/1/2022	35,000	35,892
West Stanislaus Irrigation District COP, AGM, 5.00%, 1/1/2023 (b)	60,000	63,069
West Valley-Mission Community College District

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series B, GO, 5.00%, 8/1/2022	25,000	25,807
West Valley-Mission Community College District, Election of 2012
Series 2015B, GO, 4.00%, 8/1/2022	40,000	41,025
Series A, GO, 5.00%, 8/1/2022	25,000	25,807
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2017C, GO, 4.00%, 8/1/2022	25,000	25,641
Western Municipal Water District Facilities Authority Series 2020A, Rev., 5.00%, 10/1/2022	25,000	26,007
Western Placer Unified School District COP, AGM, 3.00%, 8/1/2022	30,000	30,546
Western Riverside Water and Wastewater Financing Authority, Eastern Municipal Water District, Local Agency Series A-1, Rev., 5.00%, 9/1/2022	30,000	31,040
Westlands Water District
Series 2016A, Rev., AGM, 5.00%, 9/1/2022	70,000	72,533
Series 2016A, Rev., AGM, 5.00%, 9/1/2023	100,000	108,276
Westminster School District, Election of 2016 Series A, GO, 5.00%, 8/1/2022	30,000	30,968
Westminster School District, Refinancing of 2015 Energy Conservation Projects COP, 4.00%, 5/1/2023	35,000	36,791
Whittier Union High School District
Series 2015C, GO, 4.00%, 8/1/2022	75,000	76,922
GO, 5.00%, 8/1/2022	20,000	20,646
William S Hart Union High School District
GO, 5.00%, 8/1/2022	25,000	25,805
GO, 4.00%, 9/1/2022 (b)	85,000	87,442
GO, 4.00%, 9/1/2022	50,000	51,436
GO, 5.00%, 9/1/2022 (b)	105,000	108,800
Series 2013C, GO, 4.00%, 8/1/2023 (b)	75,000	79,704
Series 2013C, GO, 5.00%, 8/1/2023 (b)	20,000	21,586
Yosemite Community College District

Investments	Principal Amount ($)	Value ($)
GO, 3.00%, 8/1/2022 (b)	170,000	173,195
GO, 5.00%, 8/1/2022 (b)	125,000	129,024
Yountville Finance Authority Rev., 5.00%, 12/1/2021	25,000	25,000
Yuba City Unified School District, School Facilities Project COP, AGM, 5.00%, 10/1/2023	25,000	27,039
Yuba Community College District Series 2015B, GO, 4.00%, 8/1/2022	50,000	51,278

Total California		140,985,731

Colorado - 2.8%
Adams & Arapahoe Joint School District 28J Aurora
Series 2017A, GO, 5.00%, 12/1/2021	25,000	25,000
GO, Zero Coupon, 12/1/2022	25,000	24,944
GO, 5.00%, 12/1/2024	60,000	62,851
Adams 12 Five Star Schools
GO, 5.50%, 12/15/2021	35,000	35,068
GO, 4.00%, 12/15/2023	25,000	25,962
Adams 12 Five Star Schools, The City & County of Broomfield
GO, 4.00%, 12/15/2022	75,000	77,964
Series A, GO, 5.00%, 12/15/2022	25,000	26,247
GO, 5.50%, 12/15/2022	100,000	105,504
GO, 5.00%, 12/15/2024	30,000	31,477
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2022	25,000	25,957
Apex Park and Recreation District
GO, 2.00%, 12/1/2021	25,000	25,000
GO, 3.00%, 12/1/2024	50,000	53,779
Arapahoe County School District No. 5 Cherry Creek
Series 2012B, GO, 3.00%, 12/15/2021	25,000	25,026
GO, 5.00%, 12/15/2021	180,000	180,318
GO, 5.00%, 12/15/2022	15,000	15,751
Arapahoe County School District No. 6 Littleton
GO, 5.00%, 12/1/2021	170,000	170,000
Series 2019A, GO, 5.00%, 12/1/2021	75,000	75,000
GO, 5.00%, 12/1/2022	25,000	26,201
Series 2019A, GO, 5.00%, 12/1/2022	25,000	26,201
Arapahoe County Water & Wastewater Authority
Rev., 5.00%, 12/1/2021	20,000	20,000
Rev., 4.00%, 12/1/2022	25,000	25,957

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Arapahoe County Water & Wastewater Public Improvement District, Water & Wastewater GO, 3.00%, 12/1/2022	25,000	25,695
Aspen Valley Hospital District GO, 5.00%, 12/1/2021	40,000	40,000
Board of Governors of Colorado State University System
Series 2017E, Rev., 4.00%, 3/1/2022 (b)	25,000	25,238
Series 2019A, Rev., 4.00%, 3/1/2023 (b)	20,000	20,943
Series 2013E, Rev., 5.00%, 3/1/2023 (b)	100,000	105,962
Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	51,499
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
Series 2016C, GO, 4.00%, 12/15/2021	30,000	30,042
GO, 5.00%, 12/15/2021	50,000	50,088
GO, 4.00%, 12/15/2022	50,000	50,155
Series 2011-B, GO, 5.00%, 12/15/2022	140,000	147,027
Series 2016B, GO, 5.00%, 12/15/2022	70,000	73,513
Series 2014A, GO, 5.00%, 12/15/2023	40,000	43,807
Boulder Valley School District No. Re-2 Boulder
Series 2017B, GO, 3.00%, 12/1/2022	30,000	30,850
Series 2019B, GO, 5.00%, 12/1/2022	75,000	78,619
Series 2019A, GO, 6.00%, 12/1/2022	30,000	31,746
Brush School District No. RE-2J GO, 3.00%, 12/1/2022	25,000	25,698
City & County of Broomfield, Sales and Use Tax
Series A, Rev., 5.00%, 12/1/2021	20,000	20,000
Rev., 3.00%, 12/1/2022	25,000	25,705
Series A, Rev., 4.50%, 12/1/2022	285,000	297,302
City & County of Denver Series 2019C, GO, 5.00%, 8/1/2022	85,000	87,737
City & County of Denver, Airport System Series 2012B, Rev., 5.00%, 11/15/2022 (b)	335,000	350,195

Investments	Principal Amount ($)	Value ($)
Series 2020A-2, Rev., 5.00%, 11/15/2022	45,000	47,067
Series B, Rev., 5.00%, 11/15/2022	105,000	109,822
Series 2016A, Rev., 5.00%, 11/15/2023	220,000	239,935
Series B, Rev., 5.00%, 11/15/2024	125,000	141,646
Series B, Rev., 5.00%, 11/15/2025	580,000	606,351
City & County of Denver, convention Center Expansion Project Series A, COP, 5.00%, 6/1/2022	250,000	255,900
City & County of Denver, Justice System Facility GO, Zero Coupon, 1/29/2022	40,000	39,991
City & County of Denver, Refunding & Improvement Series 2016A, Rev., 5.00%, 8/1/2022	230,000	237,232
City and County of Denver
Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,803
Series 2018A, COP, 5.00%, 6/1/2023	20,000	21,395
Series 2016A, Rev., 5.00%, 8/1/2023	60,000	64,633
Series B, Rev., 5.25%, 11/15/2026	25,000	27,377
City of Arvada, Sales & Use Tax Rev., 5.00%, 12/1/2021	25,000	25,000
City of Aurora
COP, 5.00%, 12/1/2021	75,000	75,000
Series 2017B, COP, 5.00%, 12/1/2021	25,000	25,000
COP, 5.00%, 12/1/2022	100,000	104,753
City of Boulder, Water & Sewer System Rev., 5.00%, 12/1/2021	50,000	50,000
City of Colorado Springs
Series 2015A, Rev., 5.00%, 11/15/2022	25,000	26,153
Series B-2, Rev., 5.00%, 11/15/2022	30,000	31,384
Series 2015A, Rev., 5.00%, 11/15/2023	40,000	43,682
Series 2020C, Rev., 5.00%, 11/15/2023	50,000	54,603
Series A-1, Rev., 5.00%, 11/15/2023	25,000	27,301
City of Colorado Springs, Utilities System Improvement

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2007A, Rev., VRDO,
LIQ: TD Bank NA, 0.04%, 12/9/2021 (c)	9,600,000	9,600,000
Series 2012B, Rev., 5.00%, 11/15/2022	30,000	31,384
Series 2020B, Rev., 5.00%, 11/15/2022	20,000	20,922
Series 2020C, Rev., 5.00%, 11/15/2022	75,000	78,459
Series A-3, Rev., 5.00%, 11/15/2022	160,000	167,380
City of Englewood GO, 5.00%, 12/1/2021	25,000	25,000
City of Fort Collins Series 2016A, Rev., 4.00%, 12/1/2022	20,000	20,766
City of Glendale COP, AGM, 5.00%, 12/1/2022	50,000	52,361
City of Grand Junction COP, 3.00%, 12/1/2022	25,000	25,670
City of Greeley
COP, 4.00%, 12/1/2021	25,000	25,000
Rev., 5.00%, 8/1/2022	155,000	159,990
COP, 4.00%, 12/1/2022	50,000	51,812
City of Lafayette GO, 3.00%, 12/15/2021	50,000	50,051
City of Lone Tree, Sales Tax Series 2017A, Rev., 5.00%, 12/1/2022	25,000	26,186
City of Longmont
Rev., AGM, 3.00%, 12/1/2022	25,000	25,665
Rev., 5.00%, 12/1/2022	20,000	20,957
Series A, COP, 5.00%, 12/1/2022	25,000	26,196
Series A, COP, 4.00%, 12/1/2023	100,000	107,311
City of Longmont, Electric & Broadband Utility Rev., AGM, 5.00%, 12/1/2021	155,000	155,000
City of Longmont, Storm Drainage Rev., 5.00%, 12/1/2021	25,000	25,000
City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	27,248
City of Northglenn
Rev., 4.00%, 12/1/2022	20,000	20,743
COP, 5.00%, 12/1/2022	100,000	104,711
City of Sheridan GO, 5.00%, 12/1/2021	25,000	25,000
City of Thornton COP, AMBAC, 4.00%, 12/1/2022	55,000	57,049
City of Westminster, Sales & Use Tax

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 12/1/2021	180,000	180,000
Series 2017A, Rev., 5.00%, 12/1/2022	65,000	68,103
City of Westminster,Sales Tax Rev., 5.00%, 12/1/2022	35,000	36,689
Colorado Educational & Cultural Facilities Authority Series B, Rev., 5.00%, 4/1/2023 (b)	515,000	546,261
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project Series B, Rev., 5.00%, 4/1/2022 (b)	275,000	279,268
Colorado Educational & Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	260,000	286,372
Colorado Educational and Cultural Facilities Authority Series 2013B, Rev., 5.00%, 4/1/2023 (b)	1,675,000	1,776,697
Colorado Health Facilities Authority
Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	200,000	208,780
Series C, Rev., 5.00%, 12/1/2022	25,000	26,175
Series 2019A, Rev., 5.00%, 11/1/2023	25,000	27,192
Series 2016B, Rev., 5.00%, 11/15/2023	100,000	108,959
Series 2016C, Rev., 5.00%, 11/15/2023 (c)	115,000	126,009
Series 2014E, Rev., 5.00%, 11/15/2024	100,000	111,287
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Rev., 5.00%, 11/15/2022	450,000	470,445
Rev., 5.00%, 11/20/2025 (c)	65,000	76,388
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2009B-1, Rev., 4.00%, 11/9/2022 (b)	425,000	439,688
Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	130,000	135,707
Series 2013A, Rev., 5.25%, 1/1/2023 (b)	2,025,000	2,133,228
Colorado Health Facilities Authority, Children’s Hospital Colorado Project Series 2013A, Rev., 5.00%, 12/1/2022	75,000	78,526

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series C, Rev., 5.00%, 12/1/2024	20,000	22,688
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	25,000	29,441
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. Series 2012C, Rev., 5.00%, 12/1/2021 (b)	75,000	75,000
Rev., 4.00%, 12/1/2022 (b) Series 2012A, Rev., 5.00%, 12/1/2022 (b)	250,000 265,000	259,495 277,703
Colorado Health Facilities Authority,
NCMC, Inc. Project
Rev., 4.00%, 5/15/2026 (b)	20,000	22,935
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2015A, Rev., 4.00%, 9/1/2022	80,000	82,139
Rev., 5.00%, 9/1/2022	170,000	175,813
Rev., 5.00%, 9/1/2023	270,000	291,059
Colorado Health Facilities Authority, Retirement Facility, Liberty Heights Project Rev., Zero Coupon, 7/15/2022 (b)	175,000	174,765
Colorado Health Facilities Authority, School Health System
Series 2019A, Rev., 5.00%, 1/1/2022	820,000	823,183
Series 2019A, Rev., 5.00%, 1/1/2023	385,000	404,788
Series 2019A, Rev., 5.00%, 1/1/2025	145,000	164,880
Series 2019A, Rev., 5.00%, 1/1/2026	100,000	117,650
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2022 (b)	840,000	860,209
Colorado Higher Education COP, 5.00%, 9/1/2022	115,000	119,144
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2022	340,000	354,986
Series 2014A, COP, 5.00%, 11/1/2023	110,000	119,380

Investments	Principal Amount ($)	Value ($)
Colorado Housing and Finance Authority, Multi-Family Project
Series 2019B-2, Class 1, Rev., 1.35%, 2/1/2022	310,000	310,158
Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	100,280
Colorado Mesa University
Series 2009A, Rev., 5.00%, 5/15/2022	35,000	35,738
Series 2009A, Rev., 5.00%, 5/15/2023	25,000	26,660
Colorado Springs School District No. 11 Facilities Corp.
GO, 4.00%, 12/1/2021	35,000	35,000
GO, 4.00%, 12/1/2022	50,000	51,914
Colorado State Board for Community
Colleges and Occupational Educational System Rev., 5.00%, 11/1/2022 Series 2017A, Rev., 3.00%, 11/1/2023	20,000 20,000	20,872 20,984
Colorado State Education Loan Program Series 2021A, Rev., TRAN, 3.50%, 6/29/2022	20,000	20,394
Colorado Water Resources & Power
Development Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 9/1/2022	35,000	36,264
Colorado Water Resources and Power Development Authority Series 2013A, Rev., 4.00%, 9/1/2022	55,000	56,576
Colorado Water Resources and Power Development Authority, Clean Water Series 2013A, Rev., 5.00%, 3/1/2022	50,000	50,601
Colorado Water Resources and Power Development Authority, Drinking Water Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,903
Conservatory Metropolitan District, Limited Tax GO, 4.00%, 12/1/2022	20,000	20,725
Copperleaf Metropolitan District No. 2, Unlimited Tax GO, 4.00%, 12/1/2022	45,000	46,677
Counties of Gunnison, Watershed School District No. 1 Series 2014A, GO, 3.00%, 12/1/2021	100,000	100,000
County of Adams COP, 5.00%, 12/1/2021	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COP, 5.00%, 12/1/2022	65,000	68,069
COP, 5.00%, 12/1/2023	860,000	939,081
County of Boulder Series 2021A, COP, 5.00%, 12/1/2022	20,000	20,967
County of Boulder, Open Space Capital Improvement Trust Rev., 5.00%, 12/15/2021	40,000	40,071
Series 2016A, Rev., 5.00%, 7/15/2022	25,000	25,751
County of Eagle
COP, 5.00%, 12/1/2021	245,000	245,000
COP, 5.00%, 12/1/2022	60,000	62,833
County of El Paso, Pikes Peak
Regional Development Center Project COP, 5.00%, 12/1/2022	25,000	26,180
County of El Paso, Terry R. Harris Judicial Complex Project COP, AGM, 5.00%, 12/1/2022	80,000	83,777
County of Gunnison Series 2020B, COP, 5.00%, 12/1/2022	25,000	26,142
County of Jefferson
COP, 5.00%, 12/1/2021	25,000	25,000
COP, 5.00%, 12/1/2023	20,000	21,864
County of Larimer, Jail Facilities Project COP, 5.00%, 12/1/2021	40,000	40,000
County of Pueblo, Building Acquisition Project
Series 2021B, COP, 4.00%, 9/15/2022	100,000	102,859
Series 2021B, COP, 4.00%, 9/15/2024	220,000	240,695
Dawson Ridge Metropolitan District No. 1, Limited Tax Series 1992-B, GO, Zero
Coupon, 10/1/2022(b) Series A, GO, Zero Coupon, 10/1/2022(b)	330,000 240,000	329,162 239,391
Denver City and County School District No. 1 Series 2012B, GO, 4.00%, 12/1/2021	50,000	50,000
GO, 5.00%, 12/1/2021	460,000	460,000
Series 2010C, GO, 5.00%, 12/1/2021	290,000	290,000
Series 2012A, GO, 5.00%, 12/1/2021 (b)	20,000	20,000
Series 2005A, GO, NATL-
RE, 5.25%, 12/1/2021	85,000	85,000

Investments	Principal Amount ($)	Value ($)
Series 2017A, COP, 2.00%, 12/1/2022	50,000	50,868
Series 2010C, GO, 4.00%, 12/1/2022	125,000	129,760
Series 2012B, GO, 4.00%, 12/1/2022	185,000	192,045
GO, 5.00%, 12/1/2022	60,000	62,882
Series 2012B, GO, 5.00%, 12/1/2022 (b)	90,000	94,314
Series 2014A, GO, 5.00%, 12/1/2022	25,000	26,201
Series 2005A, GO, NATL-
RE, 5.50%, 12/1/2022	25,000	26,331
Series 2013C, COP, 5.00%, 12/15/2022	25,000	26,228
Denver Urban Renewal Authority, Stapleton Series 2010B-1, Rev., 4.38%, 12/1/2023	230,000	248,052
Denver Urban Renewal Authority, Stapleton Senior Tax Increment Series 2013A-1, Rev., 5.00%, 12/1/2021	155,000	155,000
Denver Wastewater Management Division Department of Public Works Rev., 4.00%, 11/1/2022	25,000	25,874
Douglas County Libraries COP, 4.00%, 12/1/2021	25,000	25,000
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 4.50%, 12/15/2021	555,000	555,878
GO, 5.00%, 12/15/2021	80,000	80,141
GO, 5.25%, 12/15/2021	680,000	681,260
GO, 5.00%, 12/15/2022	105,000	110,270
GO, 3.50%, 12/15/2023	50,000	51,666
E-470 Public Highway Authority, Capital Appreciation Series 2000B, Rev., NATL-
RE, Zero Coupon, 9/1/2022 Series B, Rev., NATL-RE,	1,650,000	1,646,165
Zero Coupon, 9/1/2022	210,000	209,528
Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	21,069
Eagle County School District No. RE-50J GO, 5.00%, 12/1/2021	75,000	75,000
East Cherry Creek Valley Water and Sanitation District Series 2019A, Rev., 5.00%, 11/15/2022	35,000	36,597
El Paso County School District No. 2 Harrison

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 12/1/2021	50,000	50,000
El Paso County School District No. 20 Academy
GO, 4.00%, 12/15/2021	85,000	85,119
GO, 5.00%, 12/15/2021	25,000	25,043
GO, 5.00%, 12/15/2022	25,000	26,247
GO, 5.00%, 12/15/2023	20,000	21,903
El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2022	25,000	26,193
El Paso County School District No. 49 Falcon
Series 2017B, COP, 5.00%, 12/15/2021	50,000	50,086
Series 2017A, COP, 3.00%, 12/15/2022	25,000	25,693
Series 2017B, COP, 5.00%, 12/15/2022	50,000	52,418
Garfield County School District No. RE-2 Garfield GO, 5.00%, 12/1/2022	75,000	78,588
Garfield Pitkin and Eagle Counties School District No. RE-1 Roaring Fork
GO, 3.00%, 12/15/2021	50,000	50,052
GO, 5.00%, 12/15/2021	75,000	75,132
Grand County School District No. 2 East Grand GO, 5.00%, 12/1/2021	60,000	60,000
Hyland Hills Park and Recreation District
Series 2016A, Rev., 2.00%, 12/15/2021	250,000	250,156
Series 2016A, Rev., 3.00%, 12/15/2023	200,000	210,377
Ignacio School District 11JT GO, 4.00%, 12/1/2021 (b)	50,000	50,000
Interlocken Metropolitan District Series 2018A-1, GO, AGM, 5.00%, 12/1/2022	20,000	20,934
Jefferson County School District R-1
GO, 5.00%, 12/15/2021	175,000	175,308
GO, 4.00%, 12/15/2022 (b)	30,000	31,183
GO, 5.00%, 12/15/2022	190,000	199,472
Larimer County School District No. R-1 Poudre
GO, 5.00%, 12/15/2021	140,000	140,247
GO, 4.00%, 12/15/2022	110,000	114,371
GO, 5.00%, 12/15/2022	65,000	68,256
Larimer County School District No. R-1 Poudre, Refunding & Improvement
GO, 4.00%, 12/15/2021	50,000	50,070
GO, 4.00%, 12/15/2022	75,000	77,980

Investments	Principal Amount ($)	Value ($)
Larimer Weld & Boulder County School District, R-2J Thompson
GO, 5.00%, 12/15/2021	25,000	25,044
GO, 3.25%, 12/15/2022	55,000	56,759
GO, 4.00%, 12/15/2023	35,000	36,343
Mesa County Valley School District No. 51 Grand Junction
GO, 4.00%, 12/1/2021	85,000	85,000
GO, 5.00%, 12/1/2022	110,000	115,307
COP, 5.00%, 12/1/2022	100,000	104,618
GO, 5.00%, 12/1/2023	35,000	38,263
Metro Wastewater Reclamation District Series 2012A, Rev., 5.00%, 4/1/2022(b)	65,000	66,042
Moffat County School District No. Re001 Craig GO, 3.00%, 12/1/2022	25,000	25,690
Park Creek Metropolitan District, Senior Limited Property Tax, Tax- Exempt Series 2016A, Rev., NATL- RE, 5.00%, 12/1/2021	25,000	25,000
Parker Water and Sanitation District
GO, 4.00%, 8/1/2022	25,000	25,639
GO, 4.50%, 8/1/2022 (b)	50,000	51,413
Platte River Power Authority
Series JJ, Rev., 5.00%, 6/1/2022	25,000	25,605
Series JJ, Rev., 5.00%, 6/1/2023	50,000	53,567
Pueblo County School District No. 70
GO, 4.00%, 12/1/2022	50,000	51,904
GO, 4.00%, 12/1/2022 (b)	25,000	25,943
Regional Transportation District
Series 2013A, COP, 5.00%, 6/1/2022	770,000	788,604
Series 2014A, COP, 5.00%, 6/1/2025	75,000	79,952
Series 2014A, COP, 5.00%, 6/1/2026	35,000	37,278
Regional Transportation District Sales Tax Series 2007A, Rev., 5.25%, 11/1/2022	110,000	115,120
Regional Transportation District Sales Tax, FasTracks Project Series 2012A, Rev., 5.00%, 11/1/2022 (b)	1,575,000	1,644,271
Rio Blanco County School District No. Re-1 Meeker
GO, 4.00%, 12/1/2021	50,000	50,000
GO, 4.00%, 12/1/2022	25,000	25,955

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2021	50,000	50,000
San Miguel County School District R-1 Telluride GO, 5.00%, 12/1/2021	25,000	25,000
South Suburban Park and Recreation
District
GO, 3.00%, 12/15/2021	30,000	30,031
COP, 4.00%, 12/15/2022	250,000	259,508
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2021	110,000	110,194
Series 2020A, COP, 5.00%, 12/15/2021	200,000	200,353
Series 2011H, COP, 4.00%, 3/15/2022	25,000	25,275
Series 2018L, COP, 5.00%, 3/15/2022	100,000	101,385
Series 2010A, COP, 5.00%, 9/1/2022	25,000	25,903
Series 2018A, COP, 5.00%, 12/15/2022	180,000	188,977
Series 2020A, COP, 5.00%, 12/15/2022	25,000	26,247
Series 2017K, COP, 5.00%, 3/15/2023	175,000	185,632
Series 2020A, COP, 5.00%, 9/1/2023	35,000	37,877
Series 2018A, COP, 5.00%, 12/15/2023	50,000	54,737
Series 2020A, COP, 5.00%, 12/15/2024	100,000	113,824
Series 2020A, COP, 5.00%, 12/15/2025	65,000	76,420
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2022	65,000	66,657
State of Colorado, Building Excellent
Schools Today
Series 2011H, COP, 3.25%, 3/15/2022 (b)	170,000	171,500
Series 2018M, COP, 5.00%, 3/15/2022	100,000	101,385
Series 2018N, COP, 5.00%, 3/15/2022	475,000	481,578
Series 2013I, COP, 5.00%, 3/15/2023	20,000	21,215
State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2023 (b)	25,000	27,253

Investments	Principal Amount ($)	Value ($)
Summit County School District No. Re-1 Summit GO, 4.00%, 12/1/2021	140,000	140,000
Tallyn’s Reach Metropolitan District No. 3 GO, 4.00%, 12/1/2022(b)	250,000	258,535
Teller County School District Re-1 Cripple Creek-Victor GO, 3.00%, 12/1/2021	50,000	50,000
Thornton Development Authority, Tax Increment, North Washington Street Corridor Project Series N, Rev., 5.00%, 12/1/2022	50,000	52,273
Town of Breckenridge Series 2020B, COP, 4.00%, 12/1/2022	50,000	51,838
Town of Castle Rock, Sales and Use Tax Rev., 4.00%, 6/1/2022	60,000	61,133
Town of Castle Rock, Water and
Sewer Enterprise
Rev., 3.00%, 12/1/2021	50,000	50,000
Rev., 5.00%, 12/1/2022	30,000	31,441
Town of Winter Park
COP, 4.00%, 12/1/2021	50,000	50,000
COP, 4.00%, 12/1/2022	25,000	25,926
University of Colorado Hospital
Authority
Series 2019A, Rev., VRDO, 0.05%, 12/9/2021(c)	10,000,000	10,000,000
Series 2012A, Rev., 5.00%, 11/15/2022	25,000	26,151
University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024(c)	425,000	471,425
University of Colorado, Enterprise
System
Series 2012A-1, Rev., 4.00%, 6/1/2022(b)	255,000	259,818
Series 2011B, Rev., 5.00%, 6/1/2022	305,000	312,323
Series 2012A-1, Rev., 5.00%, 6/1/2022(b)	50,000	51,203
Series 2012A-2, Rev., 5.00%, 6/1/2022(b)	90,000	92,165
Series 2016B-1, Rev., 5.00%, 6/1/2022	50,000	51,200
Series B-1, Rev., 5.00%, 6/1/2022	30,000	30,720
Series A, Rev., 5.00%, 6/1/2023(b)	95,000	101,761

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series A, Rev., 5.00%, 6/1/2023	70,000	74,949
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,591,242
Weld County School District No. Re-1 GO, AGM, 5.00%, 12/15/2022	25,000	26,249
Weld County School District No. RE-2
Eaton
GO, 4.00%, 12/1/2021	25,000	25,000
GO, 4.00%, 12/1/2022	25,000	25,955
Weld County School District No. RE- 3J GO, 4.00%, 12/15/2021	45,000	45,063
West Metro Fire Protection District GO, 3.00%, 12/1/2021	30,000	30,000
Westminster Public Schools
COP, 5.00%, 12/1/2022 (b)	20,000	20,953
GO, 5.00%, 12/1/2022	25,000	26,191
Westminster Public Schools District No. 50 GO, 4.00%, 12/1/2022 (b)	60,000	62,279

Total Colorado		63,422,555

Connecticut - 1.6%
City of Bridgeport
GO, GAN, 1.50%, 12/9/2021	4,200,000	4,200,829
Series 2012A, GO, 5.00%, 2/15/2022	50,000	50,478
City of Bristol Series 2017B, GO, 5.00%, 8/1/2022	20,000	20,644
City of Danbury
GO, BAN, 1.00%, 7/14/2022	235,000	236,159
Series 2019B, GO, 5.00%, 11/1/2022	90,000	93,950
City of Hartford Series 2013B, GO, GTD, 4.00%, 4/1/2022	30,000	30,379
City of Meriden
GO, 5.00%, 3/1/2022	25,000	25,294
Series 2016B, GO, 5.00%, 5/15/2022	50,000	51,075
Series 2016B, GO, 5.00%, 5/15/2023	25,000	26,694
GO, 4.00%, 3/1/2024	200,000	201,829
City of Middletown GO, 4.00%, 4/1/2022	50,000	50,640
City of New Britain
Series 2016A, GO, 5.00%, 3/1/2022 (b)	65,000	65,774
Series 2017C, GO, AGM, 5.00%, 3/1/2023 (b)	25,000	26,364
City of New Haven

Investments	Principal Amount ($)	Value ($)
Series A, GO, 5.25%, 8/1/2022	25,000	25,831
Series 2016A, GO, AGM, 5.00%, 8/15/2022 (b)	70,000	72,350
City of Norwalk Series 2012A, GO, 5.00%, 7/15/2022	20,000	20,600
City of Stamford
Series 2017C, GO, 5.00%, 12/15/2021	30,000	30,053
Series 2010B, GO, 5.00%, 7/1/2022	50,000	51,397
City of Stamford, Water Pollution Control System and Facility Rev., 5.00%, 9/15/2022	25,000	25,943
City of Waterbury
GO, 5.00%, 8/1/2022	50,000	51,593
GO, 5.00%, 8/1/2023	50,000	53,835
Connecticut Housing Finance
Authority
Series C, Subseries C-1, Rev., 2.40%, 5/15/2022	50,000	50,464
Series C, Subseries C-1, Rev., 2.75%, 5/15/2023	100,000	103,148
Connecticut Housing Finance
Authority, Housing Mortgage Finance
Program
Subseries A-4, Rev., 2.10%, 11/15/2022	90,000	91,347
Subseries C-1, Rev., 2.50%, 11/15/2022	20,000	20,402
Connecticut State Health and Educational Facilities Authority, Bridgeport Hospital Series D, Rev., 5.00%, 7/1/2023	20,000	20,547
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series L, Rev., 4.00%, 11/1/2023	100,000	103,321
Connecticut State Health and Educational Facilities Authority, Fairfield University Series Q-2, Rev., 5.00%, 7/1/2022	60,000	61,637
Connecticut State Health and Educational Facilities Authority, Middlesex Hospital Series O, Rev., 5.00%, 7/1/2023	25,000	26,796

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Connecticut State Health and Educational Facilities Authority, Quinnipiac University
Series L, Rev., 5.00%, 7/1/2022	350,000	359,799
Series L, Rev., 5.00%, 7/1/2023	20,000	21,437
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2021	175,000	175,000
Rev., 3.00%, 12/1/2023	100,000	105,281
Connecticut State Health and Educational Facilities Authority, University System Issue
Series Q-2, Rev., 5.00%, 11/1/2022	50,000	52,180
Series L, Rev., 3.00%, 11/1/2026	120,000	122,468
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health
Series E, Rev., 5.00%, 7/1/2022	375,000	385,499
Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	130,000	129,434
Connecticut State Health and Educational Facilities Authority, Yale University
Series U-1, Rev., 2.00%, 2/8/2022 (c)	805,000	807,712
Series 2017C-2, Rev., 5.00%, 2/1/2023 (c)	165,000	174,157
Series 2014A, Rev., 1.10%, 2/7/2023 (c)	540,000	545,249
Series X-2, Rev., 0.25%, 2/9/2024 (c)	530,000	527,806
Hartford County Metropolitan District Clean Water Project Series 2013A, Rev., 5.00%, 4/1/2022 (b)	125,000	127,003

Investments	Principal Amount ($)	Value ($)
Hartford County Metropolitan District, Clean Water Project Series 2013A, Rev., 5.00%, 4/1/2022 (b)	65,000	66,042
Metropolitan District (The) Series 2015B, GO, 5.00%, 11/1/2022	40,000	41,759
Regional School District No. 16 GO, 4.00%, 1/15/2022	50,000	50,229
Regional School District No. 17 GO, 4.00%, 5/15/2022	25,000	25,430
Regional School District No. 8 GO, 4.00%, 5/1/2022	65,000	66,034
South Central Connecticut Regional Water Authority, Water System
Rev., 5.00%, 8/1/2022 (b)	85,000	87,725
Series B, Rev., 5.00%, 8/1/2022	325,000	335,330
State of Connecticut
Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 1.04%, 12/9/2021 (d)	175,000	178,396
Series 2021A, GO, 3.00%, 1/15/2022	1,405,000	1,409,833
Series 2020B, GO, 5.00%, 1/15/2022	140,000	140,816
Series 2019B, GO, 5.00%, 2/15/2022	25,000	25,247
Series 2014A, GO, 2.50%, 3/1/2022	50,000	50,294
Series 2015A, GO, 4.00%, 3/15/2022	25,000	25,277
Series 2016A, GO, 5.00%, 3/15/2022	75,000	76,045
Series 2012B, GO, 3.00%, 4/15/2022	100,000	101,060
Series 2017B, GO, 3.00%, 4/15/2022	175,000	176,854
Series 2012B, GO, 5.00%, 4/15/2022	160,000	162,877
Series 2018B, GO, 5.00%, 4/15/2022	190,000	193,416
Series 2019A, GO, 5.00%, 4/15/2022	980,000	997,620
Series A, GO, 5.00%, 4/15/2022	175,000	178,147
Series 2016B, GO, 5.00%, 5/15/2022	125,000	127,752
Series 2020C, GO, 3.00%, 6/1/2022	365,000	370,191
Series 2012C, GO, 4.00%, 6/1/2022	40,000	40,768
Series 2012C, GO, 5.00%, 6/1/2022	575,000	588,892
Series 2018C, GO, 5.00%, 6/15/2022	125,000	128,254
Series 2013E, GO, 5.00%, 8/15/2022	145,000	149,939
Series 2014E, GO, 5.00%, 9/1/2022	50,000	51,810
Series 2012E, GO, 5.00%, 9/15/2022	25,000	25,951
Series 2018E, GO, 5.00%, 9/15/2022	20,000	20,761

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2018F, GO, 5.00%, 9/15/2022	230,000	238,753
Series E, GO, 5.00%, 10/15/2022	140,000	145,886
Series F, GO, 5.00%, 11/15/2022	150,000	156,889
Series H, GO, 5.00%, 11/15/2022	255,000	266,711
Series 2014C, GO, 5.00%, 12/15/2022	135,000	141,703
Series 2021A, GO, 3.00%, 1/15/2023	1,230,000	1,268,091
Series 2020A, GO, 5.00%, 1/15/2023	300,000	315,994
Series 2016A, GO, 5.00%, 3/15/2023	50,000	53,051
Series 2017A, GO, 5.00%, 4/15/2023	150,000	159,728
Series 2018B, GO, 5.00%, 4/15/2023	175,000	186,349
Series 2019A, GO, 5.00%, 4/15/2023	300,000	319,455
Series 2016B, GO, 5.00%, 5/15/2023	35,000	37,403
Series 2012C, GO, 5.00%, 6/1/2023	325,000	332,641
Series 2018C, GO, 5.00%, 6/15/2023	10,000	10,725
Series 2016D, GO, 5.00%, 8/15/2023	55,000	59,401
Series 2014E, GO, 5.00%, 9/1/2023	375,000	405,691
Series 2012E, GO, 5.00%, 9/15/2023	210,000	217,736
Series 2018E, GO, 5.00%, 9/15/2023	120,000	130,030
Series 2013A, GO, 5.00%, 10/15/2023	340,000	369,620
Series 2021A, GO, 4.00%, 1/15/2024	60,000	64,614
Series 2016A, GO, 5.00%, 3/15/2024	145,000	160,273
Series 2017A, GO, 5.00%, 4/15/2024	35,000	38,805
Series 2018D, GO, 5.00%, 4/15/2024	105,000	116,416
Series 2019A, GO, 5.00%, 4/15/2024	25,000	27,718
Series 2012C, GO, 5.00%, 6/1/2024	130,000	133,029
Series 2014D, GO, 5.00%, 6/15/2024	100,000	111,596

Investments	Principal Amount ($)	Value ($)
Series 2013E, GO, 5.00%, 8/15/2024	130,000	140,338
Series 2012G, GO, 5.00%, 10/15/2024	25,000	26,020
Series 2012B, GO, AGM-CR, 5.00%, 4/15/2025	875,000	890,534
Series 2012B, GO, 5.00%, 4/15/2025	830,000	844,499
Series 2017A, GO, 5.00%, 4/15/2025	1,325,000	1,524,669
Series 2016B, GO, 5.00%, 5/15/2025	200,000	230,802
Series 2012C, GO, 5.00%, 6/1/2025	20,000	20,469
Series 2013C, GO, 5.00%, 7/15/2025	125,000	134,427
Series 2012E, GO, 5.00%, 9/15/2025	50,000	51,836
Series 2021A, GO, 4.00%, 1/15/2026	60,000	68,346
Series 2012E, GO, 5.00%, 9/15/2026	50,000	51,846
Series 2013A, GO, 5.00%, 10/15/2026	50,000	54,306
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2019A, Rev., 4.00%, 2/1/2022	35,000	35,222
Series 2015A, Rev., 5.00%, 3/1/2022	35,000	35,421
Rev., 4.00%, 5/1/2022	25,000	25,399
Series 2015A, Rev., 5.00%, 3/1/2023	25,000	26,493
Series 2013A, Rev., 5.00%, 3/1/2024	45,000	47,683
State of Connecticut, GAAP Conversion
Series 2013A, GO, 5.00%, 10/15/2022	75,000	78,154
Series 2013A, GO, 5.00%, 10/15/2024	25,000	27,175
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2011B, Rev., 3.00%, 12/1/2021	250,000	250,000
Series 2011A, Rev., 5.00%, 12/1/2021	130,000	130,000
Series 2011A, Rev., 5.00%, 12/1/2021	185,000	185,000
Series B, Rev., 5.00%, 12/1/2021	30,000	30,000
Rev., 5.00%, 1/1/2022	220,000	220,865

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2018A, Rev., 5.00%, 1/1/2022	1,505,000	1,510,917
Series A, Rev., 5.00%, 1/1/2022	50,000	50,197
Series 2020A, Rev., 5.00%, 5/1/2022	75,000	76,510
Series A, Rev., 5.00%, 8/1/2022	100,000	103,220
Series B, Rev., 5.00%, 8/1/2022	190,000	196,117
Series A, Rev., 5.00%, 9/1/2022	505,000	523,266
Series B, Rev., 5.00%, 9/1/2022	365,000	378,210
Series A, Rev., 5.00%, 10/1/2022	305,000	317,257
Series A, Rev., 4.00%, 1/1/2023	20,000	20,814
Series 2018A, Rev., 5.00%, 1/1/2023	25,000	26,288
Series A, Rev., 5.00%, 1/1/2023	220,000	231,332
Series B, Rev., 5.00%, 1/1/2023	55,000	57,833
Series 2021A, Rev., 4.00%, 5/1/2023	150,000	157,918
Series 2020A, Rev., 5.00%, 5/1/2023	15,000	16,003
Series A, Rev., 5.00%, 8/1/2023	100,000	107,827
Series A, Rev., 5.00%, 9/1/2023	50,000	54,092
Rev., 5.00%, 10/1/2023	60,000	65,123
Rev., 5.00%, 1/1/2024	375,000	394,274
Series 2018A, Rev., 5.00%, 1/1/2024	20,000	21,912
Series 2016A, Rev., 5.00%, 9/1/2024	135,000	151,802
Rev., 5.00%, 10/1/2024	55,000	59,707
Series 2018B, Rev., 5.00%, 10/1/2024	195,000	219,960
Series A, Rev., 5.00%, 1/1/2025	470,000	494,104
Series B, Rev., 5.00%, 1/1/2025	20,000	21,026
Series A, Rev., 5.00%, 10/1/2025	50,000	54,269
Series A, Rev., 5.00%, 9/1/2026	50,000	56,223
Town of Avon GO, 3.00%, 10/15/2022	95,000	97,336
Town of Berlin
GO, 5.00%, 12/1/2021	30,000	30,000

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 12/1/2022	50,000	52,407
Town of Bethel GO, 5.00%, 11/15/2022	25,000	26,148
Town of Branford GO, 3.13%, 8/1/2023 (b)	30,000	31,415
Town of Brookfield Series 2018A, GO, 5.00%, 11/15/2022	45,000	47,049
Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	25,637
Town of Darien
Series 2020A, GO, 5.00%, 8/1/2022	25,000	25,803
Series 2020A, GO, 5.00%, 8/1/2025	300,000	349,401
Town of East Haddam Series 2020A, GO, 4.00%, 12/1/2022	40,000	41,495
Town of East Hampton Series 2020A, GO, 4.00%, 9/1/2022	40,000	41,146
Town of East Hartford GO, 4.00%, 10/15/2022	20,000	20,665
Town of East Lyme
GO, 5.00%, 7/15/2022	65,000	66,929
GO, 5.00%, 8/15/2023	35,000	37,794
Town of East Windsor GO, 3.00%, 10/15/2022	75,000	76,811
Town of Enfield GO, 3.00%, 8/1/2022 (b)	50,000	50,933
Town of Fairfield
GO, 5.00%, 1/1/2022	20,000	20,078
GO, 4.00%, 8/1/2022	25,000	25,632
Town of Greenwich GO, 5.00%, 1/15/2022	65,000	65,380
Town of Groton
Series 2021B, GO, 5.00%, 4/15/2022	50,000	50,891
GO, BAN, 3.00%, 4/28/2022	30,000	30,354
Series 2020A, GO, 5.00%, 10/15/2022	25,000	26,044
Town of Madison GO, 4.00%, 12/15/2021	70,000	70,097
Town of Monroe
GO, 4.00%, 4/15/2022	40,000	40,564
Series 2019, GO, 5.00%, 5/1/2022	45,000	45,896
Town of North Branford GO, 5.00%, 8/1/2022	50,000	51,589
Town of North Haven
GO, 5.00%, 7/15/2022	70,000	72,099
GO, 4.00%, 11/1/2022	20,000	20,699

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Town of Plainville GO, 4.00%, 9/1/2022	50,000	51,413
Town of Rocky Hill GO, 5.00%, 8/1/2022	20,000	20,638
Town of South Windsor Series 2017B, GO, 3.00%, 8/15/2023	30,000	31,398
Town of Southington GO, 3.38%, 1/15/2022 (b)	40,000	40,154
Town of Stratford
GO, 5.00%, 1/1/2022	30,000	30,113
GO, 5.00%, 12/15/2022 (b)	200,000	209,905
Town of Trumbull
GO, 4.00%, 8/15/2022	25,000	25,669
GO, 4.00%, 9/1/2022	25,000	25,710
Series 2017B, GO, 5.00%, 9/1/2022	35,000	36,256
Town of West Hartford GO, 4.75%, 1/15/2022	45,000	45,249
Town of Westbrook
GO, 5.00%, 7/1/2022	30,000	30,847
GO, 4.00%, 8/1/2022	35,000	35,881
Town of Wethersfield GO, 4.00%, 3/1/2022	20,000	20,192
Town of Windham Series A, GO, 5.00%, 8/15/2023	355,000	383,407
Town of Wolcott
GO, BAN, 1.25%, 8/23/2022	30,000	30,229
Series 2017A, GO, 5.00%, 10/15/2022	20,000	20,837
University of Connecticut
Series 2017A, Rev., 5.00%, 1/15/2022	25,000	25,145
Series 2014A, Rev., 5.00%, 2/15/2022	100,000	100,987
Series 2016A, Rev., 5.00%, 3/15/2022	45,000	45,626
Series 2018A, Rev., 5.00%, 4/15/2022	20,000	20,359
Series 2019A, Rev., 5.00%, 11/1/2022	660,000	689,090
Series 2020A, Rev., 5.00%, 2/15/2023	550,000	581,512
Series 2020A, Rev., 5.00%, 2/15/2024	165,000	181,736
Series 2017A, Rev., 5.00%, 1/15/2025	50,000	56,999
Series 2016A, Rev., 5.00%, 3/15/2025	75,000	86,000
Series 2015A, Rev., 5.00%, 2/15/2026	25,000	28,514

Investments	Principal Amount ($)	Value ($)
University of Connecticut, Special Obligation Student Fee Series 2012A, Rev., 5.00%, 11/15/2023	400,000	417,872

Total Connecticut		36,091,190

Delaware — 0.1%
City of Newark GO, 3.00%, 9/15/2022	80,000	81,788
City of Wilmington
GO, 4.00%, 6/1/2022	25,000	25,480
GO, 5.00%, 12/1/2022	50,000	52,412
County of New Castle
Series 2012A, GO, 3.25%, 7/15/2022 (b)	30,000	30,569
Series 2012B, GO, 4.00%, 7/15/2022	35,000	35,835
GO, 5.00%, 4/1/2024	25,000	27,732
County of Sussex
Series 2020A, GO, 5.00%, 3/15/2022	30,000	30,419
Series 2012A, GO, 4.00%, 9/15/2022 (b)	90,000	92,729
Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	725,454
Delaware River and Bay Authority
Series B, Rev., 5.00%, 1/1/2022	55,000	55,212
Series C, Rev., 5.00%, 1/1/2027	50,000	54,606
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Rev., 5.00%, 7/1/2023 (b)	100,000	107,350
Delaware Transportation Authority
Rev., 5.00%, 6/1/2023	50,000	53,527
Rev., 5.00%, 7/1/2023	55,000	56,517
Rev., 5.00%, 9/1/2025	100,000	116,147
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2022	600,000	616,942
State of Delaware
Series 2018A, GO, 5.00%, 2/1/2022	125,000	125,999
GO, 3.00%, 3/1/2022 (b)	100,000	100,700
GO, 5.00%, 3/1/2022	40,000	40,482
Series 2014B, GO, 5.00%, 7/1/2022	45,000	46,265
Series 2016D, GO, 5.00%, 7/1/2022	85,000	87,390

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013A, GO, 3.00%, 8/1/2022	25,000	25,472
Series 2018A, GO, 5.00%, 2/1/2023	20,000	21,117
Town of Middletown GO, 1.50%, 1/15/2022	50,000	50,072
University of Delaware
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	70,000	73,079
Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	26,683
Wilmington Parking Authority (The) Rev., GTD, 5.00%, 3/15/2022	75,000	76,048

Total Delaware		2,836,026

District of Columbia — 0.5%
District of Columbia
Series 2013A, GO, 5.00%, 6/1/2022	225,000	230,436
Series 2014D, GO, 5.00%, 6/1/2022	40,000	40,967
Series 2015A, GO, 5.00%, 6/1/2022	20,000	20,483
Series 2016A, GO, 5.00%, 6/1/2022	125,000	128,020
Series 2016D, GO, 5.00%, 6/1/2022	30,000	30,725
Series 2017A, GO, 5.00%, 6/1/2022	95,000	97,295
Series 2017D, GO, 5.00%, 6/1/2022	115,000	117,779
Series 2018A, GO, 5.00%, 6/1/2022	25,000	25,604
Series 2018B, GO, 5.00%, 6/1/2022	75,000	76,812
Series 2019A, GO, 5.00%, 10/15/2022	50,000	52,093
Series 2013A, GO, 5.00%, 6/1/2023	40,000	42,828
Series 2013A, GO, 5.00%, 6/1/2024	125,000	133,818
District of Columbia Housing Finance Agency, Multi-Family Development Program
Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	167,353
Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	445,000	453,725
District of Columbia Housing Finance Agency, Senior Housing Owner LLC Series 2018B-1, Rev., FHA, 2.55%, 3/1/2022 (c)	100,000	100,547

Investments	Principal Amount ($)	Value ($)
District of Columbia Housing Finance Agency, Strand Residence Project Rev., 1.45%, 8/1/2022 (c)	1,300,000	1,309,940
District of Columbia Water and Sewer Authority, Green Lien Series A, Rev., 5.00%, 10/1/2022	75,000	78,001
District of Columbia Water and Sewer Authority, Public Utility, Subordinate Lien
Series 2014C, Rev., 5.00%, 10/1/2022	75,000	78,001
Series A, Rev., 5.00%, 10/1/2022	65,000	67,601
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	75,000	81,508
Series 2014C, Rev., 5.00%, 10/1/2023	50,000	54,317
District of Columbia, Children’s Hospital Obligated Group
Rev., 5.00%, 7/15/2022	830,000	854,362
Rev., 5.00%, 7/15/2023	775,000	833,307
District of Columbia, Deed Tax
Series 2010-B, Rev., 5.00%, 6/1/2022	45,000	46,062
Series 2012A, Rev., 5.00%, 6/1/2022	70,000	71,652
Series 2012B, Rev., 5.00%, 6/1/2022	85,000	87,006
Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,462
District of Columbia, Federal Highway
Rev., 5.00%, 12/1/2021	25,000	25,000
Rev., 5.00%, 12/1/2024	495,000	533,432
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,402
District of Columbia, Income Tax
Series 2011A, Rev., 4.00%, 12/1/2021 (b)	60,000	60,000
Series 2012A, Rev., 4.00%, 12/1/2021	60,000	60,000
Series 2012C, Rev., 4.00%, 12/1/2021 (b)	125,000	125,000
Series F, Rev., 4.00%, 12/1/2021 (b)	125,000	125,000
Series F, Rev., 4.00%, 12/1/2021	60,000	60,000
Rev., 5.00%, 12/1/2021 (b)	60,000	60,000
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	100,000	100,000
Series 2012A, Rev., 5.00%, 12/1/2021	525,000	525,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014A, Rev., 5.00%, 12/1/2021	365,000	365,000
Series C, Rev., 5.00%, 12/1/2021 (b)	165,000	165,000
Series F, Rev., 5.00%, 12/1/2021 (b)	110,000	110,000
Series G, Rev., 5.00%, 12/1/2021 (b)	190,000	190,000
Series 2019C, Rev., 5.00%, 10/1/2022	30,000	31,203
Series 2020B, Rev., 5.00%, 10/1/2022	105,000	109,211
Series 2012C, Rev., 3.25%, 12/1/2022	25,000	25,765
Series 2012A, Rev., 4.00%, 12/1/2022	50,000	51,904
Series 2012C, Rev., 4.00%, 12/1/2022	125,000	129,760
Series 2012A, Rev., 5.00%, 12/1/2022	25,000	26,201
Series 2012C, Rev., 5.00%, 12/1/2022	60,000	62,882
Series 2014A, Rev., 5.00%, 12/1/2022	105,000	110,044
Series 2019A, Rev., 5.00%, 3/1/2023	30,000	31,777
Series 2020B, Rev., 5.00%, 10/1/2023	80,000	86,862
Series 2012A, Rev., 5.00%, 12/1/2023	65,000	68,084
Series 2012C, Rev., 5.00%, 12/1/2023	45,000	47,135
Series 2014A, Rev., 5.00%, 12/1/2023	25,000	27,330
Series 2012A, Rev., 5.00%, 12/1/2024	20,000	20,951
Series 2020B, Rev., 5.00%, 10/1/2025	95,000	111,108
Series 2012A, Rev., 5.00%, 12/1/2025	50,000	52,361
Series 2012C, Rev., 5.00%, 12/1/2025	80,000	83,777
Series 2012A, Rev., 5.00%, 12/1/2026	200,000	209,381
District of Columbia, National Public Radio, Inc. Rev., 4.00%, 4/1/2023 (b)	45,000	47,259
District of Columbia, The Catholic University of America Issue Rev., 5.00%, 10/1/2022	70,000	72,687
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien
Series 2017B, Rev., 5.00%, 10/1/2022	50,000	52,009
Rev., AGM, 5.50%, 10/1/2023	150,000	160,546

Investments	Principal Amount ($)	Value ($)
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	28,268
Metropolitan Washington Airports Authority Dulles Toll Road, Capital Appreciation Series 2009B, Rev., AGC, Zero Coupon, 10/1/2022	80,000	79,691
Washington Metropolitan Area Transit Authority
Rev., 5.00%, 7/1/2022	25,000	25,701
Series 2017B, Rev., 5.00%, 7/1/2022	410,000	421,504
Series A-1, Rev., 5.00%, 7/1/2022	70,000	71,989
Series 2017B, Rev., 5.00%, 7/1/2023	100,000	107,499
Series A-1, Rev., 5.00%, 7/1/2023	25,000	26,895
Series 2017B, Rev., 5.00%, 7/1/2024	20,000	22,347

Total District of Columbia		10,306,669

Florida — 6.1%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics
Series 2019B-1, Rev., 5.00%, 12/1/2022	60,000	62,771
Series B-1, Rev., 4.00%, 12/1/2023	100,000	107,042
Alachua County School Board COP, 5.00%, 7/1/2024	225,000	250,907
Board of Governors State University System of Florida, University System Improvement
Series 2014A, Rev., 5.00%, 7/1/2022	185,000	190,157
Series 2014A, Rev., 5.00%, 7/1/2023	185,000	198,781
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2022	50,000	50,784
Brevard County School District
COP, 5.00%, 7/1/2022	25,000	25,697
Series 2015B, COP, 5.00%, 7/1/2022	25,000	25,697
Series 2013A, COP, 5.00%, 7/1/2023	160,000	171,681
Series 2015B, COP, 5.00%, 7/1/2023	90,000	96,570

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Broward County Series A, Rev., 5.00%, 10/1/2022 (b)	170,000	176,802
Broward County. Water & Sewer Utility Series B, Rev., 5.00%, 10/1/2022	40,000	41,604
Capital Trust Agency, Inc. Series 2017A, Rev., 4.38%, 12/1/2022 (b)	105,000	114,365
Capital Trust Agency, Inc., Council Towers Apartments Project Series 2020A, Rev., 0.80%, 3/1/2022 (c)	10,450,000	10,462,269
Capital Trust Agency, Inc., Multi-Family Housing, Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	595,000	647,329
Capital Trust Agency, Inc., Multi-Family, GMF Jacksonville Pool Project Series 2012A, Rev., 3.75%, 12/1/2022 (b)	195,000	200,371
Central Florida Expressway Authority, Senior Lien
Rev., 5.00%, 7/1/2022	85,000	87,344
Rev., 5.00%, 7/1/2023	65,000	69,778
Series 2016B, Rev., 5.00%, 7/1/2025	25,000	28,986
Citizens Property Insurance, Inc.
Series 2015A-1, Rev., 5.00%, 12/1/2021	305,000	305,000
Series A-1, Rev., 5.00%, 6/1/2022	120,000	122,857
City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	31,187
City of Bradenton, Special Obligation Rev., 4.00%, 9/1/2022	25,000	25,699
City of Clearwater Rev., 5.00%, 12/1/2021	20,000	20,000
City of Clearwater, Stormwater System Rev., 4.75%, 11/1/2022	35,000	36,466
City of Clearwater, Water & Sewer
Rev., 5.00%, 12/1/2021 (b)	120,000	120,000
Rev., 5.00%, 12/1/2021	490,000	490,000
Rev., 5.00%, 12/1/2022	50,000	52,407
City of Cocoa Rev., 4.00%, 10/1/2022	25,000	25,774
City of Delray Beach Rev., 5.00%, 6/1/2023	40,000	42,784

Investments	Principal Amount ($)	Value ($)
City of Deltona Rev., 5.00%, 10/1/2023 (b)	25,000	27,121
City of Fort Lauderdale Series 2020B, GO, 5.00%, 7/1/2022	50,000	51,406
City of Fort Myers Series 2018A, Rev., 5.00%, 12/1/2022	35,000	36,627
City of Fort Myers, Utility System Series 2019A, Rev., 4.00%, 10/1/2023	100,000	106,506
City of Gainesville Series 2017A, Rev., 5.00%, 10/1/2023	25,000	27,149
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2022	320,000	332,750
Series 2012A, Rev., 2.50%, 10/1/2023	300,000	305,500
Series 2012A, Rev., 5.00%, 10/1/2024	210,000	218,313
City of Hallandale Beach, Capital Improvement Rev., 5.00%, 10/1/2023	25,000	27,063
City of Jacksonville
Series 2012A, Rev., 4.25%, 10/1/2022 (b)	60,000	62,016
Rev., 5.00%, 10/1/2022	20,000	20,809
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	615,000	639,487
Series 2012B, Rev., 5.00%, 10/1/2022	210,000	218,493
Series 2020A, Rev., 5.00%, 10/1/2022	250,000	260,111
Rev., 5.00%, 10/1/2023	245,000	266,202
Series C, Rev., 5.00%, 10/1/2024	50,000	51,971
Series 2012C, Rev., 5.00%, 10/1/2025	350,000	363,765
City of Jacksonville, Better Jacksonville Sales Tax
Rev., 5.00%, 10/1/2022	600,000	624,266
Rev., 5.00%, 10/1/2025	145,000	150,814
City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.05%, 12/1/2021 (c)	3,150,000	3,150,000
City of Jacksonville, Health Care Facilities, Baptist Medical Center Series 2019A, Rev., 4.00%, 8/15/2023	265,000	281,660
City of Jacksonville, Sales Tax Rev., 5.00%, 10/1/2024	295,000	306,829

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Lakeland
Rev., 5.00%, 10/1/2022	25,000	26,002
Rev., 5.00%, 10/1/2023	25,000	27,135
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2026	20,000	23,604
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2022	50,000	52,281
City of Lauderhill
GO, 4.00%, 1/1/2022	25,000	25,076
GO, 4.00%, 1/1/2023	30,000	31,165
City of Marco Island Rev., 5.00%, 10/1/2023	50,000	54,164
City of Miami Beach, Stormwater Rev., 5.00%, 9/1/2022	220,000	227,996
City of Miramar, Utility System Rev., 5.00%, 10/1/2022	40,000	41,604
City of North Miami Beach
Rev., 5.00%, 8/1/2022 (b)	85,000	87,725
Series 2020A, Rev., 5.00%, 8/1/2022	40,000	41,250
City of Oakland Park, Water and Sewer, Green Bonds Rev., 5.00%, 9/1/2022	30,000	31,072
City of Ocoee
Rev., 5.00%, 10/1/2022	20,000	20,786
Rev., 5.00%, 10/1/2023	50,000	54,068
City of Ocoee, Capital Improvement Rev., 5.00%, 10/1/2022	60,000	62,334
City of Orlando Series B, Rev., 5.00%, 10/1/2022	160,000	166,416
City of Orlando, Capital Improvement
Series C, Rev., 5.00%, 10/1/2022	25,000	26,002
Series 2018B, Rev., 5.00%, 10/1/2023	50,000	54,279
Series 2016B, Rev., 5.00%, 10/1/2024	25,000	28,238
City of Orlando, Development Tax Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	22,249
City of Panama City Beach, Utility System Rev., 5.00%, 6/1/2022	60,000	61,431
City of Pembroke Pines, Capital Improvement Rev., AGM, 5.00%, 12/1/2021	125,000	125,000
City of Pompano Beach GO, 5.00%, 7/1/2023	100,000	107,499

Investments	Principal Amount ($)	Value ($)
City of Pompano Beach, John Knox Village Project Rev., 3.25%, 9/1/2022	145,000	146,789
City of Port Orange GO, 4.00%, 4/1/2022	25,000	25,316
City of Port St. Lucie Rev., NATL-RE, 5.25%, 9/1/2023	120,000	130,299
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2022	220,000	227,717
City of Sarasota, St. Armands Paid Parking Area Improvements
Series 2017B, Rev., 3.00%, 10/1/2022	25,000	25,588
Series 2017A, Rev., 4.00%, 10/1/2023	25,000	26,636
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2022	400,000	413,103
Rev., 5.00%, 8/15/2023	55,000	59,274
City of St. Augustine Rev., AGM, 5.00%, 10/1/2023	225,000	244,168
City of St. Petersburg
Series 2013B, Rev., 4.00%, 10/1/2022 (b)	50,000	51,586
Series 2016C, Rev., 5.00%, 10/1/2022	55,000	57,205
City of St. Petersburg, Public Service Tax
Series 2016A, Rev., 4.00%, 10/1/2022	195,000	201,202
Series 2016A, Rev., 4.00%, 10/1/2023	35,000	37,363
City of St. Petersburg, Public Utility
Series 2013A, Rev., 3.00%, 10/1/2022	30,000	30,705
Series 2014B, Rev., 5.00%, 10/1/2022	20,000	20,802
City of Tallahassee
Rev., 5.00%, 10/1/2022	295,000	306,779
Rev., 5.00%, 10/1/2023	80,000	84,528
Rev., 5.00%, 10/1/2024	200,000	207,986
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2022	30,000	31,198
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	30,000	32,562
City of Tampa
Rev., 5.00%, 5/1/2022	100,000	102,001
Rev., 5.00%, 4/1/2023	100,000	106,016
City of Tampa, Baycare Health System Issue
Series 2012A, Rev., 5.00%, 11/15/2024	605,000	617,925
Series 2012A, Rev., 5.00%, 11/15/2025	440,000	449,360

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Tampa, Capital Improvement Cigarette Tax Allocation, H. Lee Moffitt Cancer Center Project Series 2012A, Rev., 5.00%, 9/1/2022	100,000	103,519
City of Tampa, Sales Tax Rev., 5.00%, 10/1/2022	225,000	233,965
City of Venice
Rev., 3.13%, 12/1/2022 (b)	25,000	25,726
Rev., 3.63%, 12/1/2022 (b)	20,000	20,681
City of Venice, Transportation Improvement GO, 5.00%, 2/1/2022	35,000	35,280
City of Venice, Utility System Rev., 5.00%, 12/1/2022 (b)	50,000	52,397
City of West Palm Beach Series 2012A, Rev., 5.00%, 10/1/2023	100,000	103,957
City of West Palm Beach, Parks and Recreation Projects GO, 5.00%, 4/1/2022	60,000	60,966
City of West Palm Beach, Utility System Series 2017C, Rev., 5.00%, 10/1/2022	25,000	26,003
Clay County School Board COP, AGM, 5.00%, 7/1/2022	100,000	102,752
County of Bay, Water and Sewer System Series 2015A, Rev., 2.25%, 9/1/2022	25,000	25,361
County of Bay, Wholesale Water System Rev., 5.00%, 9/1/2022	30,000	31,072
County of Brevard Rev., 5.00%, 9/1/2023	40,000	43,156
County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2022	80,000	82,889
County of Broward, Airport System
Series 2013C, Rev., 5.00%, 10/1/2022	95,000	98,744
Series P-2, Rev., 5.00%, 10/1/2022	65,000	67,562
Series Q-1, Rev., 5.00%, 10/1/2022	65,000	67,562
Series Q-1, Rev., 5.00%, 10/1/2022 (b)	45,000	46,811
Series P-2, Rev., 5.00%, 10/1/2023	270,000	280,430

Investments	Principal Amount ($)	Value ($)
Series Q-1, Rev., 5.00%, 10/1/2023	120,000	124,636
Series Q-1, Rev., 5.00%, 10/1/2024	280,000	291,108
Series 2013C, Rev., 5.25%, 10/1/2026	400,000	435,746
County of Broward, Half-Cent Sales Tax Rev., 5.00%, 10/1/2023	30,000	32,544
County of Broward, Parks and Land Preservation Project GO, 5.00%, 1/1/2022	60,000	60,236
County of Citrus, Capital Improvement Rev., 5.00%, 10/1/2022	45,000	46,689
County of Citrus, Water and Wastewater System Rev., 5.00%, 10/1/2022	20,000	20,793
County of Collier, Special Obligation
Rev., 5.00%, 10/1/2023	115,000	115,446
Rev., 4.00%, 10/1/2025	200,000	206,094
County of Escambia Rev., 5.00%, 10/1/2022	120,000	124,761
County of Hernando, Water and Sewer Series 2013A, Rev., 5.00%, 6/1/2023 (b)	40,000	42,847
County of Hillsborough Rev., 5.00%, 8/1/2022	250,000	258,049
County of Hillsborough, Capital Improvement Rev., 5.00%, 8/1/2022	105,000	108,330
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	39,554
County of Hillsborough, Community Investment Tax
Rev., 5.00%, 11/1/2022	130,000	135,644
Series 2012B, Rev., 5.00%, 11/1/2022	55,000	57,388
Rev., 5.00%, 11/1/2023	175,000	189,748
Rev., 5.00%, 11/1/2025	25,000	29,066
County of Lee County, Water and Sewer
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	20,000	20,800
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	50,000	52,001
Series 2013B, Rev., 5.00%, 10/1/2022	105,000	109,201
Series A, Rev., 4.25%, 10/1/2023 (b)	25,000	26,817
County of Lee, Non-Ad valorem Rev., 5.00%, 10/1/2023	100,000	108,500

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	28,208
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2022	490,000	509,019
Rev., AGM, 5.00%, 10/1/2023	200,000	216,539
Rev., AGM, 5.00%, 10/1/2024	200,000	224,696
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2022	145,000	150,814
County of Manatee, Transportation Projects Rev., 5.00%, 10/1/2022	25,000	26,002
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	30,000	30,844
County of Miami-Dade
Series 2016A, GO, 5.00%, 7/1/2022	25,000	25,702
Series 2020A, GO, 5.00%, 7/1/2022	20,000	20,556
County of Miami-Dade, Aviation
Series B, Rev., 4.00%, 10/1/2023	225,000	231,885
Series 2012B, Rev., 5.00%, 10/1/2024	380,000	395,075
County of Miami-Dade, Aviation System
Series A, Rev., 5.00%, 10/1/2022	30,000	31,203
Series B, Rev., 5.00%, 10/1/2022	65,000	67,606
County of Miami-Dade, Building Better Communities Program
Series 2013A, GO, 5.00%, 7/1/2022	295,000	303,277
Series 2015-D, GO, 5.00%, 7/1/2022	70,000	71,964
Series 2016A, GO, 5.00%, 7/1/2022	90,000	92,525
Series 2016A, GO, 5.00%, 7/1/2024	30,000	33,553
County of Miami-Dade, Capital Asset Acquisition
Series 2013A, Rev., 5.00%, 4/1/2022	80,000	81,277
Series 2016B, Rev., 5.00%, 4/1/2022	335,000	340,347
Series 2017A, Rev., 5.00%, 4/1/2022	120,000	121,915

Investments	Principal Amount ($)	Value ($)
County of Miami-Dade, Capital Asset Acquisition Special Obligation Series 2013B, Rev., 5.00%, 4/1/2022	90,000	91,436
County of Miami-Dade, Parks Program
Series 2011B, GO, 3.50%, 11/1/2022	30,000	30,081
Series 2015A, GO, 5.00%, 11/1/2022	110,000	114,869
County of Miami-Dade, Public Health Trust Program
Series 2016A, GO, 5.00%, 7/1/2022	45,000	46,268
Series 2016A, GO, 2.50%, 7/1/2023	215,000	222,683
County of Miami-Dade, Seaport Department Series A, Rev., AGM, 5.00%, 10/1/2023 (b)	80,000	86,908
County of Miami-Dade, Special Obligation
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	125,000	130,002
Series A, Rev., 5.00%, 10/1/2022 (b)	90,000	93,601
Series B, Rev., AGM, 5.00%, 10/1/2022 (b)	50,000	52,001
Series B, Rev., 5.00%, 10/1/2022 (b)	130,000	135,202
County of Miami-Dade, Subordinate Special Obligation
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	985,000	1,024,414
Series A, Rev., 5.00%, 10/1/2022 (b)	35,000	36,401
County of Miami-Dade, Transit System, Sales Surtax
Rev., 5.00%, 7/1/2022 (b)	640,000	657,956
Rev., 5.00%, 7/1/2022	285,000	292,691
Rev., 5.00%, 7/1/2023	365,000	390,846
County of Miami-Dade, Transit System, Sales Tax
Rev., 3.38%, 7/1/2022 (b)	20,000	20,370
Rev., 4.00%, 7/1/2022 (b)	150,000	153,339
Rev., 5.00%, 7/1/2022 (b)	120,000	123,367
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2022	180,000	187,125
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	46,801
Series A, Rev., 5.00%, 10/1/2022 (b)	340,000	353,605
Series 2008B, Rev., AGM, 5.25%, 10/1/2022	120,000	124,999

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series B, Rev., AGM, 4.13%, 10/1/2023 (b)	70,000	74,927
Rev., 5.00%, 10/1/2023	125,000	135,673
Series 2013B, Rev., 5.00%, 10/1/2023 (b)	120,000	130,362
Series B, Rev., 5.00%, 10/1/202 (b)	20,000	21,727
Series B, Rev., 5.25%, 10/1/2023 (b)	20,000	21,818
Rev., 5.00%, 10/1/2024	120,000	135,396
County of Okaloosa, Sales Tax
Rev., 5.00%, 10/1/2022	105,000	109,211
Rev., 5.00%, 10/1/2023	25,000	27,125
County of Orange, Sales Tax
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	255,000	255,998
Series 2012C, Rev., 5.00%, 1/1/2022	305,000	306,197
County of Osceola, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	440,000	457,116
County of Palm Beach
Rev., 5.00%, 11/1/2022	25,000	26,102
Rev., 5.00%, 11/1/2023	30,000	32,679
County of Palm Beach, Library District Improvement Projects GO, 5.00%, 8/1/2022	50,000	51,603
County of Palm Beach, Public Improvement
Rev., 5.00%, 6/1/2022	145,000	148,481
Rev., 5.00%, 6/1/2022 (b)	30,000	30,725
Series 2014A, Rev., 5.00%, 11/1/2022	30,000	31,323
County of Palm Beach, Recreational and Cultural Facilities GO, 5.00%, 7/1/2022	120,000	123,374
County of Palm Beach, Supervisor of Elections Operations Building Project Series 2021A, Rev., 5.00%, 12/1/2021	50,000	50,000
County of Palm Beach, Water and Sewer Rev., 5.00%, 10/1/2023 (b)	25,000	27,159
County of Palm Beach, Water and Sewer, FPL Reclaimed Water Project Rev., 5.00%, 10/1/2022	35,000	36,400
County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	37,995
County of Pasco, Half-Cent Sales Tax and Improvement
Series 2013A, Rev., 5.00%, 12/1/2021	120,000	120,000
Series 2013A, Rev., 5.00%, 12/1/2022	270,000	282,832

Investments	Principal Amount ($)	Value ($)
County of Pasco, Water and Sewer Series 2014A, Rev., 5.00%, 10/1/2022	50,000	51,984
County of Pinellas, Sewer Rev., 5.00%, 10/1/2022	60,000	62,389
County of Polk, Utility System Rev., 5.00%, 10/1/2022	170,000	176,817
County of Sarasota
Rev., 5.00%, 10/1/2022	50,000	52,005
Rev., 5.00%, 10/1/2023	25,000	27,125
County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	175,000	182,018
County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	150,000	156,015
County of Sarasota, Utility System Rev., 5.00%, 10/1/2022	100,000	104,010
County of Seminole, Water and Sewer
Series 2015B, Rev., 5.00%, 10/1/2022	75,000	78,020
Series 2015A, Rev., 5.00%, 10/1/2023	50,000	54,308
County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	35,000	37,995
County of St. Johns, Transportation Improvement Rev., AGM, 5.00%, 10/1/2022	20,000	20,793
County of St. Johns, Water and Sewer Rev., 5.00%, 6/1/2022	75,000	76,808
County of St. Johns, Water and Sewer System Series A, Rev., 5.00%, 12/1/2022 (b)	75,000	78,614
County of St. Lucie, Florida Power and Light Co., Project Rev., VRDO, 0.03%, 12/1/2021 (c)	20,750,000	20,750,000
County of St. Lucie, Non-Ad Valorem Rev., 5.00%, 10/1/2023	75,000	80,844
County of St. Lucie, Sales Tax Series A, Rev., AGM, 5.00%, 10/1/2023	65,000	70,425
Escambia County Housing Finance Authority, Multi County Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	85,000	86,159
Escambia County School Board, Sales Tax
Rev., 5.00%, 9/1/2022	140,000	144,970
Rev., 5.00%, 9/1/2023	125,000	134,841

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Florida Atlantic University Finance Corp., Student Housing Project Series 2019A, Rev., 5.00%, 7/1/2022	210,000	215,792
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2022	35,000	35,963
Florida Department of Environmental Protection
Series 2012A, Rev., 5.00%, 7/1/2022	250,000	257,044
Series 2014A, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2016A, Rev., 5.00%, 7/1/2022	115,000	118,240
Series 2017A, Rev., 5.00%, 7/1/2022	25,000	25,705
Series 2018A, Rev., 5.00%, 7/1/2022	185,000	190,213
Series 2012A, Rev., 5.00%, 7/1/2023	175,000	179,826
Series 2014A, Rev., 5.00%, 7/1/2023	235,000	252,622
Florida Department of Environmental Protection, Everglades Restoration
Series 2019A, Rev., 5.00%, 7/1/2022	25,000	25,704
Series 2013A, Rev., 4.00%, 7/1/2025	200,000	204,216
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2022	366,000	377,708
Series 2018A, COP, 5.00%, 11/1/2022	135,000	140,925
Series 2015A, COP, 5.00%, 8/1/2023	185,000	199,544
Series 2018A, COP, 5.00%, 11/1/2023	25,000	27,227
Series 2018A, COP, 5.00%, 11/1/2026	20,000	24,182
Florida Department of Management Services, Florida Facilities Pool Series 2017A, Rev., 5.00%, 9/1/2023	90,000	97,415
Florida Development Finance Corp., Nova Southeastern University Project Series 2020A, Rev., 5.00%, 4/1/2025	190,000	216,779
Florida Governmental Utility Authority, North Fort Myers Utility System Rev., AGM, 5.00%, 10/1/2022	20,000	20,780

Investments	Principal Amount ($)	Value ($)
Florida Gulf Coast University Financing Corp., Housing Project
Series A, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	10,750,000	10,750,000
Rev., 5.00%, 2/1/2022	215,000	216,643
Series 2020A, Rev., 5.00%, 2/1/2022	150,000	151,146
Series 2017A, Rev., 5.00%, 8/1/2022	100,000	103,076
Series 2020A, Rev., 5.00%, 2/1/2023	120,000	126,413
Series 2020A, Rev., 5.00%, 2/1/2024	125,000	136,669
Series 2020A, Rev., 5.00%, 2/1/2025	115,000	130,294
Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project Series 2012A, Rev., 5.00%, 4/1/2022 (b)	95,000	96,507
Florida Higher Educational Facilities Financial Authority, Rollins College Project
Series 2012B, Rev., 3.00%, 12/1/2021	100,000	100,000
Series 2012A, Rev., 2.63%, 12/1/2022 (b)	50,000	51,181
Series 2012B, Rev., 3.00%, 12/1/2022	50,000	51,305
Series 2012A, Rev., 3.50%, 12/1/2022 (b)	55,000	56,789
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	20,000	20,953
Florida Higher Educational Facilities Financial Authority, University of Tampa Project Series 2012A, Rev., AGM, 4.50%, 4/1/2022 (b)	100,000	101,421
Florida Housing Finance Corp., Multi-Family Housing, Azure Estates Series 2019J, Rev., 1.45%, 3/1/2022 (c)	1,375,000	1,378,479
Florida Housing Finance Corp., Multi-Family Mortgage, Parrish Oaks Series 2020A, Rev., 1.25%, 2/1/2022 (c)	955,000	956,594
Florida Municipal Loan Council Series 2012A, Rev., AGM, 5.00%, 5/1/2022 (b)	200,000	203,983
Florida Municipal Loan Council, Lighthouse Point

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019A, Rev., 5.00%, 8/1/2022	60,000	61,895
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2022	100,000	103,950
Series 2016A, Rev., 5.00%, 10/1/2023	565,000	612,808
Series 2016A, Rev., 5.00%, 10/1/2024	255,000	287,486
Series 2017A, Rev., 5.00%, 10/1/2025	50,000	58,230
Florida Municipal Power Agency, Requirements Power Supply Series 2015B, Rev., 5.00%, 10/1/2022	30,000	31,185
Florida Municipal Power Agency, St. Lucie Project Series 2012A, Rev., 5.00%, 10/1/2026	105,000	109,136
Florida Municipal Power Agency, Stanton II Project
Series 2012A, Rev., 5.00%, 10/1/2022	195,000	202,703
Series 2012A, Rev., 5.00%, 10/1/2023	455,000	472,537
Florida State Board of Governors, Parking Facility
Series 2014A, Rev., 5.00%, 7/1/2022	50,000	51,394
Series 2018A, Rev., 5.00%, 8/1/2022	40,000	41,274
Series 2018A, Rev., 5.00%, 8/1/2023	120,000	129,392
Florida State Board of Governors, University of Florida Student Activity Series 2013A, Rev., 5.00%, 7/1/2022	105,000	107,927
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	101,806
Greater Orlando Aviation Authority, Airport Facilities Series 2016B, Rev., 5.00%, 10/1/2022	70,000	72,819
Hillsborough County Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2023	100,000	108,558
Hillsborough County School Board
Series 2016A, COP, 5.00%, 7/1/2022	55,000	56,514
Series 2017A, COP, 5.00%, 7/1/2022	290,000	297,981

Investments	Principal Amount ($)	Value ($)
Hillsborough County School Board, COPS Series 2017A, COP, 5.00%, 7/1/2023	25,000	26,825
Hillsborough County School Board, Master Lease Program
COP, 5.00%, 7/1/2022	75,000	77,064
Series 2012A, COP, 5.00%, 7/1/2022 (b)	280,000	287,899
Series 2015A, COP, 5.00%, 7/1/2022	30,000	30,826
Series 2017C, COP, 5.00%, 7/1/2022	25,000	25,688
Hillsborough County School Board, Sales Tax
Series 2015B, Rev., AGM, 5.00%, 10/1/2022	25,000	25,970
Series 2015B, Rev., AGM, 5.00%, 10/1/2023	105,000	113,623
Hollywood Community Redevelopment Agency Rev., 5.00%, 3/1/2023	10,000	10,548
Indian River County District School Board
Series B, COP, 5.00%, 7/1/2022	80,000	82,202
COP, 5.00%, 7/1/2023	270,000	289,711
Inland Protection Financing Corp.
Series 2019A, Rev., 5.00%, 7/1/2022	50,000	51,406
Series 2019A, Rev., 5.00%, 7/1/2023	30,000	32,235
Jacksonville Transportation Authority, Senior Lien Gas Tax
Rev., 5.00%, 8/1/2022	25,000	25,781
Rev., 5.00%, 8/1/2023	40,000	43,047
Rev., 5.00%, 8/1/2024	25,000	27,945
JEA Electric System
Series 2013A, Rev., 5.00%, 10/1/2022	340,000	353,454
Series 2015A, Rev., 5.00%, 10/1/2022 (b)	20,000	20,796
Rev., 5.00%, 10/1/2023 (b)	60,000	65,149
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.02%, 12/1/2021 (c)	14,100,000	14,100,000
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	46,792
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	46,779
Series 2017A, Rev., 5.00%, 10/1/2023	165,000	179,279

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Key West Utility Board Rev., 5.00%, 10/1/2023	25,000	27,139
Lake County School Board, Master Lease Program Series 2013A, COP, 4.00%, 6/1/2022	25,000	25,466
Lee County School Board (The)
Series 2012B, COP, 3.00%, 8/1/2022	425,000	426,958
Series 2012B, COP, 4.00%, 8/1/2022	125,000	128,162
Series 2014A, COP, 5.00%, 8/1/2022	25,000	25,798
Series 2020A, COP, 5.00%, 8/1/2022	25,000	25,798
Series 2012B, COP, 5.00%, 8/1/2023	30,000	30,232
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2022	650,000	660,110
Series A-1, Rev., 5.00%, 4/1/2025	160,000	182,722
Leon County School District, Sales Tax Rev., 5.00%, 9/1/2022	40,000	41,420
Marion County School Board Series 2015B, COP, 5.00%, 6/1/2023	20,000	21,386
Martin County Health Facilities Authority, Martin Memorial Medical Center
Rev., 5.00%, 11/15/2022 (b)	25,000	26,134
Rev., 4.25%, 11/15/2024 (b)	105,000	116,818
Martin County School District Series 2014A, COP, AGM, 5.00%, 7/1/2022	25,000	25,684
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2022 (b)	225,000	235,275
Miami-Dade County Educational Facilities Authority, University of Miami Series B, Rev., AMBAC, 5.25%, 4/1/2022	135,000	137,166
Miami-Dade County Expressway Authority
Series 2013A, Rev., 5.00%, 7/1/2022	50,000	51,355
Series 2014B, Rev., 5.00%, 7/1/2025	220,000	245,392

Investments	Principal Amount ($)	Value ($)
Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2022	75,000	77,033
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Rev., 5.00%, 8/1/2023 (b)	25,000	26,926
Miami-Dade County Health Facilities Authority, Niklaus Children’s Hospital Rev., 5.00%, 8/1/2022	120,000	123,855
Miami-Dade County Housing Finance Authority, Cabana Club Apartments Rev., 1.40%, 4/1/2022 (c)	905,000	905,627
Miami-Dade County Housing Finance Authority, Liberty Square Phase Two Project Rev., 1.42%, 5/1/2022 (c)	325,000	326,460
Miami-Dade County Housing Finance Authority, Multi-family Rev., 0.25%, 8/1/2023 (c)	100,000	99,981
Miami-Dade County Housing Finance Authority, Riverwalk II Apartments Rev., VRDO, 0.60%, 12/1/2021 (c)	425,000	425,000
Monroe County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2022	100,000	103,873
New Smyrna Beach Utilities Commission Rev., 5.00%, 10/1/2022	65,000	67,606
Orange County Convention Center, Tourist Development Tax
Rev., 5.00%, 10/1/2022	165,000	171,546
Rev., 5.00%, 10/1/2023	50,000	54,135
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2012A, Rev., 5.00%, 4/1/2022 (b)	120,000	121,903
Series 2016A, Rev., 5.00%, 10/1/2023	115,000	124,686
Series 2019B, Rev., 5.00%, 10/1/2024	75,000	84,555
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2023	200,000	215,444
Orlando Utilities Commission, Utility System
Series 2011C, Rev., 4.00%, 10/1/2022	90,000	92,855
Series 2011C, Rev., 5.00%, 10/1/2022	305,000	317,204

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013A, Rev., 5.00%, 10/1/2022	345,000	358,805
Series 2010C, Rev., 5.25%, 10/1/2022	120,000	125,051
Series 2012A, Rev., 5.00%, 10/1/2023	20,000	21,719
Series 2013A, Rev., 5.00%, 10/1/2023	135,000	146,605
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	27,149
Orlando-Orange County Expressway Authority
Rev., 5.00%, 7/1/2022	555,000	570,440
Rev., AGM, 5.00%, 7/1/2022 (b)	140,000	143,908
Series 2013B, Rev., 5.00%, 7/1/2022	350,000	359,737
Series 2013B, Rev., AGM, 5.00%, 7/1/2022	20,000	20,562
Series 2013B, Rev., 5.00%, 7/1/2023	20,000	21,453
Osceola County School Board
Series 2013A, COP, 4.00%, 6/1/2022	100,000	101,884
Series 2013A, COP, 5.00%, 6/1/2023	110,000	117,622
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2022	540,000	557,690
Rev., 5.00%, 8/15/2024	560,000	627,506
Palm Beach County School District
Series 2012A, COP, 5.00%, 8/1/2022 (b)	175,000	180,610
Series 2014B, COP, 5.00%, 8/1/2022	75,000	77,394
Series 2015D, COP, 5.00%, 8/1/2022	125,000	128,973
Series 2017B, COP, 5.00%, 8/1/2022	25,000	25,798
Series 2018A, COP, 5.00%, 8/1/2022	105,000	108,352
Series 2018C, COP, 5.00%, 8/1/2022	120,000	123,831
Series 2014B, COP, 5.00%, 8/1/2023	45,000	48,491
Series 2017B, COP, 5.00%, 8/1/2023	50,000	53,870
Series 2018B, COP, 5.00%, 8/1/2023	20,000	21,548
Series 2018A, COP, 5.00%, 8/1/2024	80,000	89,672

Investments	Principal Amount ($)	Value ($)
Series 2018B, COP, 5.00%, 8/1/2024	100,000	112,090
Series 2017B, COP, 5.00%, 8/1/2025	40,000	46,365
Pasco County School Board
Series 2018A, COP, 4.00%, 8/1/2022	25,000	25,622
Series 2013A, COP, 5.00%, 8/1/2022	600,000	618,907
Series 2015A, COP, 5.00%, 8/1/2023	10,000	10,752
Pasco County School Board, Sales Tax
Rev., 5.00%, 10/1/2022	185,000	192,276
Rev., 5.00%, 10/1/2023	35,000	37,881
Peace River Manasota Regional Water Supply Authority, Utility System Rev., 4.00%, 10/1/2022	55,000	56,726
Pinellas County Housing Finance Authority, Multi-Family Housing, Lexington Club at Renaissance Square Apartments Rev., 0.30%, 4/1/2022 (c)	845,000	845,027
Pinellas County School Board, Master Lease Program Series 2017A, COP, 5.00%, 7/1/2022	20,000	20,555
Polk County School District Rev., 5.00%, 10/1/2023	25,000	27,130
Polk County School District, Sales Tax
Rev., 5.00%, 10/1/2022	255,000	265,226
Rev., 5.00%, 10/1/2024	30,000	33,858
Port St. Lucie Community Redevelopment Agency Rev., 5.00%, 1/1/2023	170,000	178,642
Reedy Creek Improvement District, Ad Valorem Tax
Series A, GO, 5.00%, 6/1/2022	65,000	66,550
Series A, GO, 5.00%, 6/1/2023 (b)	25,000	26,779
Series B, GO, 5.00%, 6/1/2023	25,000	26,764
Santa Rosa County School Board COP, 5.00%, 2/1/2023	25,000	26,357
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	690,000	755,974
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 2/1/2022	135,000	136,079
GO, TAN, 2.50%, 2/23/2022	35,000	35,187

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 3/15/2022	180,000	182,519
Series 2015A, COP, 5.00%, 5/1/2022	385,000	392,735
Series 2014D, COP, 5.00%, 11/1/2022	70,000	73,092
Series 2015D, COP, 5.00%, 2/1/2023	790,000	834,035
GO, 5.00%, 3/15/2023	45,000	47,770
Series 2015A, COP, 5.00%, 5/1/2023	385,000	410,243
Series A, COP, 5.00%, 5/1/2023 (b)	120,000	127,903
Series 2014D, COP, 5.00%, 11/1/2023	170,000	184,634
Series 2015D, COP, 5.00%, 2/1/2024	445,000	488,059
Series 2015B, COP, 5.00%, 5/1/2024	150,000	166,101
Series 2014A, COP, 5.00%, 5/1/2024 (c)	405,000	448,061
Series 2014D, COP, 5.00%, 11/1/2024	20,000	22,562
Series 2015D, COP, 5.00%, 2/1/2025	25,000	28,451
GO, 5.00%, 3/15/2025	205,000	234,994
Series 2015A, COP, 5.00%, 5/1/2025	820,000	941,116
Series 2015C, COP, 5.00%, 5/1/2025	160,000	183,632
Series 2014D, COP, 5.00%, 11/1/2025	25,000	28,242
Series 2015A, COP, 5.00%, 5/1/2026	280,000	320,947
Series 2015B, COP, 5.00%, 5/1/2026	340,000	389,473
Series 2014D, COP, 5.00%, 11/1/2026	25,000	28,164
Series 2015A, COP, AGM, 5.00%, 5/1/2027	85,000	97,430
School District of Broward County
GO, 5.00%, 7/1/2022	25,000	25,701
Series 2012A, COP, 5.00%, 7/1/2022 (b)	55,000	56,543
Series 2015A, COP, 5.00%, 7/1/2022	730,000	750,221
Series 2015B, COP, 5.00%, 7/1/2022	50,000	51,385
Series A, COP, 5.00%, 7/1/2022	695,000	714,293
Series C, COP, 5.00%, 7/1/2022	160,000	164,432
Series 2015A, COP, 5.00%, 7/1/2023	665,000	714,206

Investments	Principal Amount ($)	Value ($)
Series 2015B, COP, 5.00%, 7/1/2023	250,000	268,499
Series A, COP, 5.00%, 7/1/2023	230,000	247,019
Series C, COP, 5.00%, 7/1/2023	215,000	230,909
Series 2012A, COP, 5.00%, 7/1/2024	270,000	277,511
Series 2015A, COP, 5.00%, 7/1/2024	25,000	27,913
Series 2015B, COP, 5.00%, 7/1/2024	215,000	240,523
Series A, COP, 5.00%, 7/1/2024	105,000	117,234
Series C, COP, 5.00%, 7/1/2024	70,000	78,156
Series 2015A, COP, 5.00%, 7/1/2026	135,000	156,314
Seacoast Utility Authority, Water and Sewer Utility System Series B , Rev., 5.00%, 3/1/2023	20,000	21,185
Seminole County School Board
Series 2012A, COP, 5.00%, 7/1/2022	275,000	282,634
Series 2012B, COP, 5.00%, 7/1/2022 (b)	195,000	200,443
South Broward Hospital District, Memorial Healthcare System
Rev., 5.00%, 5/1/2022	855,000	871,996
Rev., 5.00%, 5/1/2023	360,000	384,028
Rev., 5.00%, 5/1/2024	190,000	210,929
Rev., 4.00%, 5/1/2026	25,000	28,637
South Florida Water Management District
COP, 5.00%, 10/1/2022	420,000	436,662
COP, 5.00%, 10/1/2023	475,000	515,558
St. Johns County Industrial Development Authority, Vicar’s Landing Project
Series 2021A, Rev., 4.00%, 12/15/2021	100,000	100,103
Series 2021A, Rev., 4.00%, 12/15/2022	110,000	113,185
Series 2021A, Rev., 4.00%, 12/15/2023	120,000	126,464
Series 2021A, Rev., 4.00%, 12/15/2024	145,000	155,853
St. Johns County School Board Series 2020A, COP, 5.00%, 7/1/2023	20,000	21,460
St. Lucie County School Board, Master Lease Program

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013A, COP, 5.00%, 7/1/2023	45,000	48,285
St. Lucie County School Board, Sales Tax
Rev., AGM, 5.00%, 10/1/2025	150,000	173,761
St. Lucie County, Water and Sewer District
Rev., 5.00%, 10/1/2022	135,000	140,298
State of Florida
Series 2017A, GO, 5.00%, 1/1/2022	30,000	30,118
State of Florida Board of Education, Public Education Capital Outlay
Series 2012C, GO, 5.00%, 6/1/2022	92,000	94,223
Series 2012D, GO, 5.00%, 6/1/2022	20,000	20,483
Series 2013A, GO, 5.00%, 6/1/2022	100,000	102,416
Series 2014A, GO, 5.00%, 6/1/2022	40,000	40,966
Series 2015A, GO, 5.00%, 6/1/2022	65,000	66,570
Series 2015B, GO, 5.00%, 6/1/2022	380,000	389,181
Series 2016B, GO, 5.00%, 6/1/2022	95,000	97,295
Series 2016C, GO, 5.00%, 6/1/2022	145,000	148,503
Series 2016E, GO, 5.00%, 6/1/2022	95,000	97,295
Series 2017A, GO, GTD, 5.00%, 6/1/2022	90,000	92,175
Series 2019A, GO, 5.00%, 6/1/2022	30,000	30,725
Series 2020C, GO, 5.00%, 6/1/2022	75,000	76,812
Series 2021B, GO, 5.00%, 6/1/2022	20,000	20,483
Series 2013A, GO, 5.00%, 6/1/2023	100,000	107,133
Series 2013B, GO, 5.00%, 6/1/2023	200,000	204,743
Series 2014A, GO, 5.00%, 6/1/2023	45,000	48,210
Series 2019A, GO, 5.00%, 6/1/2023	20,000	21,427
Series 2013B, GO, 5.00%, 6/1/2024	50,000	51,206
Series 2013B, GO, 5.00%, 6/1/2025	75,000	76,808
Series 2013B, GO, 4.00%, 6/1/2026	25,000	25,458
Series 2015A, GO, 5.00%, 6/1/2026	35,000	39,000

Investments	Principal Amount ($)	Value ($)
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2022	360,000	369,865
Series 2018A, Rev., 5.00%, 7/1/2024	140,000	156,043
State of Florida Department of Transportation
Rev., 5.00%, 7/1/2022	46,000	47,291
Rev., 5.00%, 7/1/2024	35,000	39,145
State of Florida Department of Transportation Turnpike System
Series 2012A, Rev., 5.00%, 7/1/2022	390,000	400,966
Series 2013A, Rev., 5.00%, 7/1/2022	20,000	20,562
Series 2013C, Rev., 5.00%, 7/1/2022	75,000	77,109
Series 2014A, Rev., 5.00%, 7/1/2022	30,000	30,844
Series 2015A, Rev., 5.00%, 7/1/2022	280,000	287,873
Series 2016A, Rev., 5.00%, 7/1/2022	225,000	231,326
Series 2016B, Rev., 5.00%, 7/1/2022	150,000	154,218
Series 2016C, Rev., 5.00%, 7/1/2022	75,000	77,109
Series 2017A, Rev., 5.00%, 7/1/2022	70,000	71,968
Series 2019A, Rev., 5.00%, 7/1/2022	85,000	87,390
Series 2012A, Rev., 5.00%, 7/1/2023	305,000	313,429
Series 2013A, Rev., 5.00%, 7/1/2023	35,000	37,630
Series 2016A, Rev., 5.00%, 7/1/2023	40,000	43,006
Series 2016C, Rev., 5.00%, 7/1/2023	45,000	48,382
Series 2013A, Rev., 5.00%, 7/1/2024	85,000	91,247
Series 2013C, Rev., 5.00%, 7/1/2024	50,000	53,658
Series 2013A, Rev., 5.00%, 7/1/2025	35,000	37,567
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	21,307
State of Florida Department of Transportation, Federal Highway Reimbursement

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
Series 2021A, Rev., 5.00%, 7/1/2022	165,000	169,600
State of Florida Lottery
Series 2014A, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2021A, Rev., 5.00%, 7/1/2023	50,000	53,741
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction
Series 2011A, GO, 3.75%, 7/1/2022	115,000	117,386
GO, 5.00%, 7/1/2022	90,000	92,520
State of Florida, State Board of Education, Lottery
Series 2012A, Rev., 5.00%, 7/1/2022	25,000	25,704
Series 2016A, Rev., 5.00%, 7/1/2022	505,000	519,229
Series 2016B, Rev., 5.00%, 7/1/2022	35,000	35,986
Series 2021A, Rev., 5.00%, 7/1/2022	558,000	573,723
Series 2016B, Rev., 5.00%, 7/1/2023	45,000	48,367
Series 2014A, Rev., 3.00%, 7/1/2025	70,000	72,795
Series 2012A, Rev., 4.00%, 7/1/2026	300,000	306,203
Sunshine State Governmental Financing Commission, Coral Gables Program Series 2018B, Rev., 5.00%, 10/1/2022	35,000	36,403
Sunshine State Governmental Financing Commission, Miami Dade County Program
Series 2011C-1, Rev., 5.00%, 9/1/2022 (b)	95,000	98,423
Series 2011B-1, Rev., 3.75%, 9/1/2023 (b)	50,000	53,013
Series 2010A-1, Rev., 4.00%, 9/1/2023 (b)	50,000	53,258
Series 2011B-1, Rev., 4.00%, 9/1/2023 (b)	30,000	31,955
Series 2010A-1, Rev., 4.13%, 9/1/2023 (b)	25,000	26,683
Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	40,000	43,303
Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	20,000	21,651
Series 2011B-1, Rev., 5.50%, 9/1/2023 (b)	30,000	32,739
Series 2011C-1, Rev., 5.50%, 9/1/2023 (b)	45,000	49,108

Investments	Principal Amount ($)	Value ($)
Tampa Bay Water, Regional Water Supply Authority, Utility System Rev., NATL-RE, 5.50%, 10/1/2022	50,000	52,217
Tampa Bay Water, Water Supply Rev., NATL-RE, 5.50%, 10/1/2023	40,000	43,772
Tampa-Hillsborough County Expressway Authority
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	165,000	168,649
Series A, Rev., 5.00%, 7/1/2022 (b)	215,000	221,002
Series B, Rev., 5.00%, 7/1/2022 (b)	195,000	200,443
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	50,000	51,590
Rev., 5.00%, 10/1/2023	255,000	277,019
Town of Palm Beach, Public Improvement
Rev., 5.00%, 1/1/2023	130,000	136,740
Series 2016A, Rev., 5.00%, 1/1/2023	25,000	26,296
Town of Palm Beach, Underground Utility Project
GO, 5.00%, 7/1/2022	50,000	51,391
University of Central Florida Housing Facility
Series 2018A, Rev., 5.00%, 10/1/2022	20,000	20,793
University of Florida, Department of Housing and Residence Education Housing System
Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,697
USF Financing Corp.
Series 2012A, COP, 5.00%, 7/1/2023	50,000	53,634
USF Financing Corp., Capital Improvement, Marshall Center Project
Rev., 5.00%, 7/1/2024	495,000	550,913
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2022	75,000	77,395
Volusia County School Board
COP, 5.00%, 8/1/2022	170,000	175,392
Series 2016A, COP, 5.00%, 8/1/2022	35,000	36,113

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COP, 5.00%, 8/1/2023	425,000	457,744
Volusia County School Board, Master Lease Program
Series 2014B, COP, 5.00%, 8/1/2022	390,000	402,369
Series 2014B, COP, 5.00%, 8/1/2025	100,000	111,864
Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2022	55,000	57,168
Walton County District School Board COP, 5.00%, 7/1/2022	60,000	61,666
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area Rev., 5.00%, 3/1/2022	120,000	121,403

Total Florida		137,152,644

Georgia — 1.2%
Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2022	375,000	385,120
Athens Housing Authority, East Campus Housing LLC Rev., 5.00%, 12/1/2021 (b)	500,000	500,000
Athens-Clarke County Rev., 5.00%, 1/1/2022	75,000	75,295
Athens-Clarke County Unified Government GO, 5.00%, 12/1/2022	65,000	68,123
Athens-Clarke County Unified Government Development Authority, UGAREF CCRC Building Project Rev., 5.00%, 12/15/2021 (b)	25,000	25,044
Athens-Clarke County Unified Government Development Authority, UGAREF Central Precincts LLC Project
Rev., 5.00%, 6/15/2022	55,000	56,417
Rev., 5.00%, 6/15/2023	125,000	133,938
Athens-Clarke County Unified Government Development Authority, UGAREF Pac Parking Dec LLC Project Rev., 4.00%, 6/15/2022	175,000	178,571
Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2022	30,000	31,441
Atlanta and Fulton County Recreation Authority, Park Improvement
Series 2014A, Rev., 5.00%, 12/1/2021	710,000	710,000
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,951

Investments	Principal Amount ($)	Value ($)
Series A, Rev., 5.00%, 12/1/2023	25,000	27,325
Atlanta Development Authority (The), Panther Place LLC Project Series 2017A, Rev., 5.00%, 7/1/2023	275,000	295,440
Atlanta Public Safety & Judicial Facilities Authority, Public Safety Facilities Project Rev., 2.00%, 12/1/2022	25,000	25,457
Atlanta Urban Redevelopment Agency, Downtown Parking Deck Project Rev., 4.00%, 12/1/2021	100,000	100,000
Atlanta Urban Residential Finance Authority, Multi-Family Rev., 0.44%, 3/1/2023 (c)	1,590,000	1,589,194
Barrow County School District GO, 4.00%, 2/1/2022	20,000	20,126
Bartow County School District
GO, 3.00%, 10/1/2022	25,000	25,579
GO, 5.00%, 10/1/2022	100,000	103,976
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The), Gas Utility Rev., 5.00%, 3/1/2022	50,000	50,562
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	32,654
Brookhaven Development Authority, Children’s Health care Series 2019A, Rev., 5.00%, 7/1/2022	25,000	25,695
Bryan County School District GO, 3.00%, 8/1/2022	95,000	96,785
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 5.00%, 7/1/2023	20,000	21,500
Carrollton Independent School System GO, 5.00%, 4/1/2023	20,000	21,267
Chatham County Hospital Authority
Series 2012A, Rev., 4.00%, 1/1/2022 (b)	465,000	466,418
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	100,000	100,385
Chatham County Hospital Authority, Memorial Health University Series 2012A, Rev., 4.00%, 1/1/2022(b)	50,000	50,152
Cherokee County Board of Education
GO, 5.00%, 8/1/2022	75,000	77,404
Series B, GO, 5.00%, 8/1/2022	35,000	36,122

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series B, GO, 5.00%, 8/1/2023	20,000	21,569
Cherokee County Board of Education, School System GO, 5.00%, 8/1/2022	55,000	56,763
Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2022	50,000	51,589
City of Atlanta
Series 2014A, GO, 5.00%, 12/1/2021	150,000	150,000
Series 2012B, Rev., 5.00%, 1/1/2022	140,000	140,545
Series 2019B, GO, 4.00%, 12/1/2022	25,000	25,955
Series 2019F, Rev., 5.00%, 7/1/2023	65,000	69,874
Series 2013B, Rev., 4.63%, 11/1/2023(b)	75,000	81,221
Rev., 5.00%, 11/1/2023	50,000	54,505
Series 2013B, Rev., 5.25%, 11/1/2023(b)	115,000	125,911
Series 2014A, Rev., AMT, 5.00%, 1/1/2024	25,000	27,407
Series 2014A, Rev., AMT, 5.00%, 1/1/2025	20,000	21,877
Series 2014A, Rev., AMT, 5.00%, 1/1/2026	30,000	32,803
Rev., 5.00%, 11/1/2026	25,000	28,723
City of Atlanta, Airport Passenger Facility, Subordinate Lien Series 2019F, Rev., 5.00%, 7/1/2022	135,000	138,812
City of Atlanta, Beltline Project Series B, Rev., 5.00%, 1/1/2022	50,000	50,193
City of Atlanta, Department of Aviation Series 2014B, Rev., AMT, 5.00%, 1/1/2022	795,000	798,132
City of Atlanta, Public Improvement GO, 5.00%, 12/1/2021	115,000	115,000
City of Atlanta, Water & Wastewater
Rev., 5.00%, 11/1/2022	190,000	198,393
Series 2018B, Rev., 5.00%, 11/1/2022	125,000	130,521
City of Cartersville, Water & Sewer Rev., 5.00%, 6/1/2022	175,000	179,175
City of Columbus Series 2013A, Rev., 5.00%, 5/1/2023(b)	20,000	21,347
City of Decatur GO, 2.00%, 1/1/2022	100,000	100,147

Investments	Principal Amount ($)	Value ($)
City of Douglasville GO, 4.00%, 2/1/2022	25,000	25,157
Clarke County Board of Education, Sales Tax GO, 5.00%, 9/1/2022	165,000	170,946
Clarke County Hospital Authority, Piedmont Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 7/1/2022	200,000	205,504
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2022	100,000	102,669
Rev., 5.00%, 7/1/2023	100,000	107,366
Rev., 5.00%, 7/1/2024	100,000	111,597
Rev., 5.00%, 7/1/2026	50,000	59,550
Clayton County Urban Redevelopment Agency, Georgia Project Rev., GTD, 5.00%, 2/1/2022	85,000	85,668
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Rev., 4.00%, 4/1/2022	355,000	359,350
Rev., 5.00%, 4/1/2022	460,000	467,155
Series 2020B, Rev., 5.00%, 4/1/2022	325,000	330,055
Rev., 5.00%, 4/1/2023	10,000	10,616
Series 2020B, Rev., 5.00%, 4/1/2023	175,000	185,770
Series 2020B, Rev., 5.00%, 4/1/2024	120,000	132,696
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project
Rev., GTD, 5.00%, 1/1/2022	100,000	100,393
Rev., GTD, 4.00%, 1/1/2024	25,000	26,014
Coffee County Hospital Authority Series 2016A, Rev., GTD, 5.00%, 12/1/2021	1,255,000	1,255,000
Colquitt County Development Authority, Southern Care Corp. Series 1991C, Rev., Zero Coupon, 12/1/2021 (b)	190,000	190,000
Columbia County School District GO, 5.00%, 4/1/2022	50,000	50,803
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	175,000	204,116
County of Carroll, Sales Tax GO, 4.00%, 6/1/2022	60,000	61,155
County of Clayton, Water Authority Rev., 5.00%, 5/1/2022	25,000	25,502

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 5/1/2023	120,000	122,358
County of Cobb GO, 5.00%, 1/1/2023	45,000	47,333
County of Cobb, Water and Sewerage Rev., 5.00%, 7/1/2022	50,000	51,406
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax
GO, 5.00%, 12/1/2021	180,000	180,000
GO, 5.00%, 12/1/2022	75,000	78,611
GO, 5.00%, 12/1/2025	40,000	47,056
County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2022	30,000	31,265
County of DeKalb, Water and Sewerage, Second Resolution Rev., 5.00%, 10/1/2022	140,000	145,614
County of Fayette
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	50,000	52,001
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	25,000	26,000
County of Henry, Sales Tax
GO, 5.00%, 5/1/2022	35,000	35,703
GO, 5.00%, 5/1/2023	20,000	21,338
County of Newton, Sales Tax GO, 5.00%, 8/1/2022	60,000	61,928
Decatur Urban Redevelopment Agency Series 2020A, Rev., 5.00%, 1/1/2022	30,000	30,114
DeKalb Newton and Gwinnett Counties Joint Development Authority, GPC Real Estate Student Support I, LLC Project Rev., 5.00%, 6/1/2022	25,000	25,596
Development Authority for Fulton County, Georgia Tech Facilities
Rev., 5.00%, 3/1/2023	25,000	26,477
Series 2014A, Rev., 5.00%, 5/1/2023	25,000	26,669
Development Authority for Fulton County, Piedmont Healthcare, Inc., Project
Series 2016A, Rev., 5.00%, 7/1/2022	110,000	113,027
Series 2016A, Rev., 5.00%, 7/1/2023	145,000	155,610
Development Authority for Fulton County, Spelman College Rev., 5.00%, 6/1/2022	75,000	76,766

Investments	Principal Amount ($)	Value ($)
Development Authority of Bulloch County, Georgia Southern University Housing Foundation LLC Rev., 5.00%, 7/1/2022	25,000	25,675
Development Authority of Gwinnett County, Public School Project COP, NATL-RE, 5.25%, 1/1/2022	205,000	205,852
Development Authority of Gwinnett County, Public Schools Project COP, NATL-RE, 5.25%, 1/1/2023	20,000	21,093
Douglasville Convention Conference Center Authority Rev., AGM, 4.00%, 2/1/2022(b)	85,000	85,537
Downtown Savannah Authority, City of Savannah Projects
Rev., GTD, 4.00%, 8/1/2022	90,000	92,295
Series 2018A, Rev., 5.00%, 8/1/2022	25,000	25,803
Dublin School District GO, 3.00%, 4/1/2022	20,000	20,190
Etowah Water and Sewer Authority Rev., 5.00%, 3/1/2022	30,000	30,350
Fayette County School District, Sales Tax GO, 5.25%, 9/1/2022	75,000	77,843
Floyd County Hospital Authority, Medical Center Project Rev., GTD, 5.00%, 7/1/2022 (b)	25,000	25,694
Forsyth County School District GO, 5.00%, 2/1/2022	55,000	55,443
Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2023	25,000	25,076
Fulton County Urban Redevelopment Agency Rev., 3.00%, 8/1/2022	105,000	106,980
Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	22,229
Gainesville and Hall County Development Authority, Oakwood Sewer Facilities Project Rev., AGM, GTD, 3.00%, 8/1/2022	50,000	50,909
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Rev., GTD, 5.00%, 2/15/2022	80,000	80,788

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2020A, Rev., 5.00%, 2/15/2023	100,000	105,692
Rev., GTD, 5.00%, 2/15/2025	330,000	377,294
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 5.00%, 6/15/2022	200,000	204,987
Georgia Housing and Finance Authority, Single Family Mortgage Series A-4, Rev., 2.60%, 12/1/2021	100,000	100,000
Georgia Municipal Association, Inc., City of Atlanta Public Safety Projects COP, 5.00%, 12/1/2021	45,000	45,000
Georgia State Road and Tollway Authority
Series 2017-A, Rev., 5.00%, 6/1/2022	30,000	30,719
Series 2011B, Rev., GTD, 5.00%, 10/1/2022	55,000	57,210
Rev., GTD, 5.00%, 10/1/2023	30,000	32,596
Georgia State Road and Tollway Authority, Federal Highway Reimbursement Series 2017-A, Rev., 5.00%, 6/1/2022	25,000	25,601
Gwinnett County School District
GO, 5.00%, 2/1/2022	195,000	196,559
GO, 5.00%, 2/1/2023 (b)	25,000	26,393
Gwinnett County School District, Sales Tax
GO, 5.00%, 2/1/2022	75,000	75,600
GO, 5.00%, 8/1/2022	160,000	165,151
Gwinnett County Water and Sewerage Authority Rev., 5.00%, 8/1/2022	25,000	25,805
Habersham County School District GO, 5.00%, 4/1/2023 (b)	35,000	37,198
Hall County School District GO, 5.00%, 11/1/2022	80,000	83,526
Henry County School District
GO, 4.50%, 8/1/2022	55,000	56,585
GO, 5.00%, 8/1/2022	45,000	46,439
Houston County School District, Sales Tax GO, 5.00%, 9/1/2022	75,000	77,703
Jackson County Industrial Development Authority, Economic Development Project Rev., 5.00%, 7/1/2023	55,000	59,097
LaGrange-Troup County Hospital Authority Rev., 5.00%, 4/1/2023	325,000	345,002

Investments	Principal Amount ($)	Value ($)
Lowndes County Board of Education GO, 5.00%, 2/1/2022	50,000	50,398
Lumpkin County School District GO, 3.00%, 12/1/2022	25,000	25,695
Main Street Natural Gas, Inc. Series 2019B, Rev., 4.00%, 12/1/2021	25,000	25,000
Main Street Natural Gas, Inc., Gas Supply
Series 2018B, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.81%, 1/4/2022 (d)	335,000	336,574
Series 2006B, Rev., 5.00%, 3/15/2022	45,000	45,609
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	458,500
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	357,926
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	253,273
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (c)	795,000	841,019
Series 2018C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023 (c)	620,000	660,767
Subseries C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023	100,000	106,677
Series 2019B, Rev., 4.00%, 12/2/2024 (c)	295,000	324,324
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2018A, Rev., 3.00%, 7/1/2022	50,000	50,826
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	135,000	138,788
Series 2017C, Rev., 5.00%, 7/1/2022	30,000	30,843
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture
Series 2012A, Rev., 3.00%, 7/1/2022 (b)	50,000	50,810
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	45,000	45,995
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	275,000	282,716
Series 2014A, Rev., 5.00%, 7/1/2022	125,000	128,515
Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	43,130

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Milton Public Buildings and Facilities Authority Rev., 5.00%, 12/1/2021	55,000	55,000
Morgan County School District GO, 5.00%, 5/1/2022	65,000	66,295
Municipal Electric Authority of Georgia, Project One
Series 2012C, Rev., 5.00%, 1/1/2022	75,000	75,285
Series 2016A, Rev., 5.00%, 1/1/2022	30,000	30,114
Municipal Gas Authority of Georgia Series A, Rev., 5.00%, 10/1/2022	125,000	129,905
Oconee County School District, Sales Tax GO, 2.50%, 3/1/2022	25,000	25,146
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,142,210
Private Colleges and Universities Authority, Savannah College of Art and Design Projects Rev., 5.00%, 4/1/2022 (b)	20,000	20,317
Rabun County School District GO, 3.00%, 10/1/2022	30,000	30,703
Richmond County Board of Education, Sales Tax GO, 5.00%, 10/1/2022	50,000	51,992
Richmond County Development Authority Series 1991C, Rev., Zero Coupon, 12/1/2021 (b)	210,000	210,000
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	920,000	923,533
Sandy Springs Public Facilities Authority, City of Sandy Springs City Center Project Rev., 5.00%, 5/1/2022	410,000	418,237
Savannah Economic Development Authority, Southern Care Corp. Rev., Zero Coupon, 12/1/2021(b)	195,000	195,000
South Regional Joint Development Authority, Valdosta State University Parking and Student Service Center Project Rev., 5.00%, 8/1/2025	1,095,000	1,265,359
South Regional Joint Development Authority, Valdosta State University Student Union Project Rev., 5.00%, 8/1/2025	215,000	248,449

Investments	Principal Amount ($)	Value ($)
State of Georgia
Series 2013H, GO, 5.00%, 12/1/2021	40,000	40,000
Series 2016E, GO, 5.00%, 12/1/2021	65,000	65,000
Series 2013D, GO, 5.00%, 2/1/2022	35,000	35,281
Series 2014A, GO, 5.00%, 2/1/2022	95,000	95,762
Series 2018A, GO, 5.00%, 7/1/2022	65,000	66,839
Series 2021A, GO, 5.00%, 7/1/2022	65,000	66,839
Series 2020A, GO, 5.00%, 8/1/2022	70,000	72,258
Series 2012C, GO, 4.00%, 9/1/2022	140,000	144,033
Series 2011-I, GO, 4.00%, 11/1/2022	25,000	25,077
Series 2011J-2, GO, 4.50%, 11/1/2022	80,000	80,280
Series 2016C, GO, 5.00%, 1/1/2023	25,000	26,302
Series 2018A, GO, 5.00%, 7/1/2023	15,000	16,127
Series C, GO, 5.00%, 9/1/2023	20,000	20,709
Series 2012A, GO, 5.00%, 7/1/2024	50,000	51,397
Series 2011I, GO, 4.00%, 11/1/2024	150,000	150,469
Series 2013A, GO, 5.00%, 1/1/2025	50,000	52,523
Series 2012A, GO, 5.00%, 7/1/2025	50,000	51,400
Telfair County School District, Sales Tax GO, 5.00%, 8/1/2022	30,000	30,921
Tift County Hospital Authority
Rev., GTD, 4.00%, 12/1/2022 (b)	170,000	176,456
Rev., GTD, 5.00%, 12/1/2022 (b)	85,000	89,075
Rev., GTD, 5.00%, 12/1/2022	25,000	26,193
Valdosta and Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2022	100,000	103,976
Warner Robins Public Facilities Authority, City of Warner Robins Projects Rev., 5.00%, 7/1/2022	25,000	25,703

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Washington Wilkes Payroll Development Authority
Rev., Zero Coupon, 12/1/202 (b)	325,000	325,000
Series 1991C, Rev., Zero Coupon, 12/1/202 (b)	35,000	35,000
White County School District GO, 5.00%, 4/1/2023	70,000	74,424
Whitfield County School District GO, 5.00%, 4/1/2022	30,000	30,479

Total Georgia		27,841,724

Hawaii — 0.9%
City & County Honolulu, First Bond Resolution, Wastewater System
Series 2012B, Rev., 3.00%, 7/1/2022 (b)	20,000	20,327
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	75,000	77,104
Series A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,701
City & County Honolulu, Wastewater System
Series A, Rev., 5.00%, 7/1/2022	20,000	20,564
Series B, Rev., 5.00%, 7/1/2022	25,000	25,704
City & County of Honolulu
Series 2018A, GO, 4.00%, 9/1/2022	115,000	118,312
Series A, GO, 5.00%, 9/1/2022	100,000	103,627
Series A, GO, 5.00%, 10/1/2022	95,000	98,785
Series B, GO, 5.00%, 10/1/2022	60,000	62,416
Series 2012A, GO, 5.00%, 11/1/2022 (b)	60,000	62,639
Series C, GO, 5.00%, 10/1/2023	40,000	43,438
Series 2012B, GO, 5.00%, 11/1/2023	50,000	52,168
Series A, GO, 5.00%, 11/1/2023 (e)	2,375,000	2,500,518
Series 2012B, GO, 5.00%, 11/1/2024	140,000	146,065
Series A, GO, 5.00%, 11/1/2024 (e)	2,875,000	3,142,627
Series 2012C, GO, 3.00%, 11/1/2025	175,000	179,027
Series 2012B, GO, 5.00%, 11/1/2025	35,000	36,500
Series A, GO, 5.00%, 11/1/2025 (e)	3,000,000	3,389,637
Series A, GO, 5.00%, 11/1/2026 (e)	3,500,000	4,066,057

Investments	Principal Amount ($)	Value ($)
City & County of Honolulu, Wastewater System
Rev., 4.00%, 7/1/2022	140,000	143,133
Rev., 4.00%, 7/1/2022 (b)	60,000	61,327
Series 2012B, Rev., 4.00%, 7/1/2022 (b)	45,000	45,995
Rev., 5.00%, 7/1/2022	25,000	25,704
Series B, Rev., 5.00%, 7/1/2022	145,000	149,085
Series B, Rev., 5.00%, 7/1/2023	75,000	80,612
Series B, Rev., 5.00%, 7/1/2024	25,000	27,968
City and County Honolulu
Series 2020C, GO, 4.00%, 7/1/2022	20,000	20,449
Series A, Rev., 5.00%, 7/1/2022 (b)	35,000	35,982
Series A, Rev., 5.00%, 7/1/2022	25,000	25,704
Series 2019D, GO, 5.00%, 8/1/2022	240,000	247,743
Series 2018B, GO, 5.00%, 9/1/2022	60,000	62,176
Series 2016B, GO, 5.00%, 10/1/2022	50,000	52,014
Series 2012A, GO, 4.00%, 11/1/2022 (b)	20,000	20,697
Series 2012A, GO, 5.00%, 11/1/2022 (b)	45,000	46,979
Series 2020D, GO, 5.00%, 7/1/2023	75,000	80,661
Series B, Rev., 5.00%, 7/1/2023	30,000	32,245
City and County of Honolulu, Tax-Exempt
Series 2017B, GO, 5.00%, 9/1/2022	85,000	88,083
Series 2016C, GO, 5.00%, 10/1/2022	45,000	46,812
Series 2012A, GO, 5.00%, 11/1/2022 (b)	20,000	20,880
County of Hawaii
Series 2013B, GO, 5.00%, 9/1/2022	45,000	46,628
Series A, GO, 5.00%, 9/1/2022	130,000	134,705
Series C, GO, 5.00%, 9/1/2022	25,000	25,905
Series D, GO, 5.00%, 9/1/2022	20,000	20,724

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Honolulu City and County Board of Water Supply Series 2012A, Rev., 5.00%, 7/1/2022 (b)	90,000	92,525
Honolulu City and County Board of Water Supply, Water System
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	170,000	174,770
Series 2012A, Rev., 5.00%, 7/1/2022	105,000	107,952
State of Hawaii
Series DZ, GO, 3.75%, 12/1/2021 (b)	25,000	25,000
Series EA, GO, 4.00%, 12/1/2021	80,000	80,000
Series EA, GO, 4.00%, 12/1/2021	65,000	65,000
Series 2017-DZ, GO, 5.00%, 12/1/2021	55,000	55,000
Series DZ, GO, 5.00%, 12/1/2021 (b)	375,000	375,000
Series EA, GO, 5.00%, 12/1/2021	120,000	120,000
Series EA, GO, 5.00%, 12/1/2021	55,000	55,000
Series 2018FT, GO, 5.00%, 1/1/2022	405,000	406,599
Series FK, GO, 4.00%, 5/1/2022	170,000	172,734
Series EH, GO, 4.00%, 8/1/2022	50,000	51,285
Series EO, GO, 4.00%, 8/1/2022 (b)	20,000	20,508
Series EP, GO, 5.00%, 8/1/2022	50,000	51,617
Series FE, GO, 5.00%, 10/1/2022	75,000	78,027
Series FG, GO, 5.00%, 10/1/2022	30,000	31,211
Series FH, GO, 5.00%, 10/1/2022	115,000	119,641
Series FN, GO, 5.00%, 10/1/2022	45,000	46,816
Series 2012EE, GO, 4.00%, 11/1/2022 (b)	40,000	41,394
Series EF, GO, 5.00%, 11/1/2022	60,000	62,662
Series EF, GO, 5.00%, 11/1/2022 (b)	80,000	83,518
Series FB, GO, 5.00%, 4/1/2023	35,000	37,222
Series FK, GO, 4.00%, 5/1/2023	20,000	21,064

Investments	Principal Amount ($)	Value ($)
Series FK, GO, 5.00%, 5/1/2023	30,000	32,020
Series EL, GO, 3.00%, 8/1/2023	50,000	52,263
Series EH, GO, 4.00%, 8/1/2023 (b)	70,000	74,354
Series FG, GO, 4.00%, 10/1/2023	20,000	21,347
Series EZ, GO, 5.00%, 10/1/2023	25,000	27,139
State of Hawaii Department of Budget and Finance, Queens Health System Series 2015A, Rev., 5.00%, 7/1/2022	395,000	405,965
State of Hawaii State Highway Fund
Series A, Rev., 4.00%, 1/1/2022	25,000	25,079
Series B, Rev., 4.00%, 1/1/2022	100,000	100,314
Series A, Rev., 5.00%, 1/1/2022	55,000	55,217
Series A, Rev., 5.00%, 1/1/2022	25,000	25,097
Series B, Rev., 5.00%, 1/1/2022	100,000	100,395
Series B, Rev., 5.00%, 1/1/2023	25,000	26,299
State of Hawaii, Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	25,862
State of Hawaii, Highway Fund
Series 2011A, Rev., 5.00%, 1/1/2022	100,000	100,387
Series A, Rev., 5.00%, 1/1/2022 (b)	50,000	50,196

Total Hawaii		19,209,906

Idaho — 0.4%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 8/15/2022 (b)	25,000	25,848
Ada and Boise Counties Independent School District Boise City
GO, 4.00%, 8/1/2022	175,000	179,461
Series 2012B, GO, 5.00%, 8/1/2022	20,000	20,643
Boise State University Series 2015A, Rev., 5.00%, 4/1/2023	35,000	37,062
Boise-Kuna Irrigation District, Hydroelectric Project Rev., 4.00%, 6/1/2022	25,000	25,455

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Canyon County School District No. 131 Nampa GO, 5.00%, 8/15/2022	25,000	25,850
Canyon County School District No. 134 Middleton
GO, 5.00%, 9/15/2022	20,000	20,760
GO, 5.00%, 9/15/2023	10,000	10,841
County of Blaine GO, 4.00%, 8/1/2022	20,000	20,498
Idaho Bond Bank Authority
Series 2012D, Rev., 3.00%, 9/15/2022	50,000	51,109
Series 2014C, Rev., 5.00%, 9/15/2022	50,000	51,895
Series A, Rev., 5.00%, 9/15/2022	45,000	46,705
Idaho Health Facilities Authority , Trinity Health Credit Group Series 2015ID, Rev., 5.00%, 12/1/2021	45,000	45,000
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2015D, Rev., 5.00%, 12/1/2022	150,000	157,222
Idaho Housing and Finance Association Series 2015A, Rev., 5.00%, 7/15/2023	170,000	182,790
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2022	1,820,000	1,873,305
Series 2017A, Rev., 5.00%, 7/15/2022	65,000	66,920
Series 2017A, Rev., 5.00%, 7/15/2023	180,000	193,542
Series 2015A, Rev., 5.00%, 7/15/2024	80,000	89,409
Series A, Rev., 5.00%, 7/15/2025	30,000	34,700
Series A, Rev., 5.00%, 7/15/2026	20,000	23,847
Idaho Housing and Finance Association, Idaho Arts Charter School Series 2012A, Rev., 6.00%, 12/1/2022 (b)	100,000	105,628
Idaho Housing and Finance Association, Single Family Mortgage
Series 2009A, Class I, Rev., VRDO, 0.11%, 12/9/2021 (c)	5,950,000	5,950,000
Series 2019A, Rev., GNMA COLL, 1.60%, 7/1/2022	110,000	110,724

Investments	Principal Amount ($)	Value ($)
Idaho State Building Authority Rev., 5.00%, 9/1/2022 (b)	60,000	62,162
Idaho State Building Authority, Eastern Idaho Technical College Project Rev., 4.00%, 9/1/2022	400,000	411,338
Idaho State Building Authority, Prison Facilities Project Series 2018C, Rev., 5.00%, 9/1/2022	20,000	20,724
State of Idaho GO, TAN, 3.00%, 6/30/2022	120,000	122,003
Twin Falls County School District No. 411 Twin Falls Series C, GO, 5.00%, 9/15/2022	20,000	20,759

Total Idaho		9,986,200

Illinois — 5.0%
Bolingbrook Park District Series 2013C, GO, 4.00%, 12/30/2021	30,000	30,087
Boone Mchenry and Dekalb Counties Community Unit School District 100 Series 2005B, GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2022	25,000	24,884
Boone Mchenry and Dekalb Counties Community Unit School District 100, School Building Series 2005B, GO, BHAC-CR , NATL-RE, Zero Coupon, 12/1/2021	25,000	25,000
Bureau County Township High School District No. 502 Series 2017A, GO, 3.00%, 12/1/2022	50,000	51,254
Central Lake County Joint Action Water Agency
Rev., 4.00%, 5/1/2024	615,000	665,664
Rev., 4.00%, 5/1/2025	725,000	805,550
Rev., 4.00%, 5/1/2026	750,000	852,789
Champaign Coles Et Al Counties Community College District No. 505 Series 2018B, GO, 4.00%, 12/1/2022	35,000	36,304
Chicago Board of Education Series 1999A, GO, NATL-RE, 5.25%, 12/1/2021	200,000	200,000
Chicago Midway International Airport,Second Lien
Series 2013B, Rev., 5.00%, 1/1/2022	95,000	95,371
Series 2013B, Rev., 5.00%, 1/1/2023	100,000	105,128

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013B, Rev., 5.00%, 1/1/2025	200,000	209,944
Series 2013B, Rev., 5.00%, 1/1/2026	255,000	267,622
Chicago O’Hare International Airport Series 2012A, Rev., 4.00%, 1/1/2022	30,000	30,092
Chicago O’Hare International Airport, General Airport, Senior Lien
Rev., 5.00%, 1/1/2022 (b)	670,000	672,637
Series 2013B, Rev., 5.00%, 1/1/2022 (b)	150,000	150,590
Series 2013D, Rev., 5.00%, 1/1/2022 (b)	250,000	250,984
Series 2016C, Rev., 5.00%, 1/1/2022	1,025,000	1,028,979
Series C, Rev., 5.00%, 1/1/2022	535,000	537,077
Series D, Rev., 5.00%, 1/1/2022	135,000	135,524
Series 2013B, Rev., 5.00%, 1/1/2023	170,000	178,642
Series B, Rev., 5.00%, 1/1/2023	365,000	383,556
Series C, Rev., 5.00%, 1/1/2023	800,000	840,670
Series B, Rev., 5.00%, 1/1/2024	160,000	175,299
Series C, Rev., 5.00%, 1/1/2024	75,000	82,172
Series 2013B, Rev., 5.00%, 1/1/2025	255,000	267,878
Series B, Rev., 5.00%, 1/1/2025	185,000	210,303
Series C, Rev., 5.00%, 1/1/2025	85,000	96,626
Series E, Rev., 5.00%, 1/1/2025	200,000	227,354
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	46,936
Series B, Rev., 5.00%, 1/1/2026	845,000	922,614
Series C, Rev., 5.00%, 1/1/2026	50,000	58,671
Series E, Rev., 5.00%, 1/1/2026	30,000	35,202
Chicago Transit Authority Sales Tax Receipts Fund
Rev., 5.00%, 12/1/2021 (b)	30,000	30,000
Rev., 5.00%, 12/1/2021 (b)	65,000	65,000
Rev., 5.25%, 12/1/2021 (b)	1,695,000	1,695,000
City of Aurora
GO, 3.00%, 12/30/2021	75,000	75,161

Investments	Principal Amount ($)	Value ($)
Series 2015-C, GO, 3.00%, 12/30/2022	50,000	51,433
City of Batavia GO, 3.00%, 1/1/2022	25,000	25,056
City of Canton GO, 4.00%, 12/15/2022	25,000	25,853
City of Chicago
Series 2015C, GO, 5.00%, 1/1/2022 (b)	100,000	100,383
Rev., 5.00%, 1/1/2023	60,000	63,024
Series 2015C, GO, 5.00%, 1/1/2023 (b)	320,000	336,232
City of Chicago, Capital Appreciation Series 1998A, Rev., NATL-RE, Zero Coupon, 1/1/2022	60,000	59,982
City of Chicago, Sales Tax Series 2011-A, Rev., 5.25%, 1/1/2022 (b)	110,000	110,453
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2022	100,000	104,275
Series 2008C, Rev., 5.00%, 1/1/2023	550,000	577,715
City of Chicago,Second Lien Rev., 5.00%, 11/1/2022	50,000	52,138
City of Elgin Series 2015A, GO, 2.00%, 12/15/2021	40,000	40,027
City of Evanston GO, 5.00%, 12/1/2022	110,000	115,194
City of Fairview Heights GO, 3.00%, 12/1/2021	25,000	25,000
City of Jerseyville GO, 4.38%, 12/1/2021 (b)	110,000	110,000
City of Lockport GO, 5.00%, 12/30/2021	100,000	100,368
City of Rock Island, Green Bonds GO, 4.00%, 12/1/2021	200,000	200,000
City of Rockford, Sales Tax Alternative Revenue Source Series 2016A, GO, 5.00%, 12/15/2022	25,000	26,193
City of Springfield, Electric System, Senior Lien Rev., 5.00%, 3/1/2022	205,000	207,319
City of Springfield,Senior Lien Rev., 5.00%, 3/1/2023	530,000	559,060
City of St. Charles, Corporate Purpose GO, 5.00%, 12/1/2021	25,000	25,000
City of Waukegan Rev., AGM, 4.00%, 12/30/2022	105,000	108,917

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land Series 2018B, GO, 5.00%, 12/1/2021	25,000	25,000
Cook and DuPage Counties, Village of Elk Grove GO, 4.00%, 1/1/2022	25,000	25,076
Cook and Will Counties Community College District No. 515, Limited Community College GO, 5.00%, 12/1/2022	110,000	114,124
Cook and Will Counties School District No. 194 Series B, GO, 5.00%, 12/1/2022	100,000	104,598
Cook County Community College District No. 504 Triton, Alternate Revenue Source GO, 5.00%, 6/1/2022	100,000	102,340
Cook County Community College District No. 504 Triton, Alternative Revenue Source GO, 5.00%, 6/1/2023	85,000	90,691
Cook County Community College District No. 527 Morton, Limited Tax GO, 5.00%, 12/15/2021	25,000	25,043
Cook County Community College District No. 535 Oakton, Limited Tax
GO, 3.25%, 12/1/2021 (b)	25,000	25,000
GO, 5.00%, 12/1/2021	40,000	40,000
Cook County Community Consolidated School District No. 15 Palatine, Limited Tax GO, 5.00%, 12/1/2021	45,000	45,000
Cook County Community Consolidated School District No. 59 Elk Grove, Limited Tax GO, 4.00%, 3/1/2022	60,000	60,572
Cook County Community Consolidated School District No. 62 Des Plaines GO, 5.00%, 12/1/2021	35,000	35,000
Cook County Community High School District No. 218, Oak Lawn, Limited Tax Series 2016B, GO, 5.00%, 12/1/2021	25,000	25,000
Cook County Community High School District No. 233 Homewood-Flossmoor GO, 3.25%, 12/1/2021	60,000	60,000

Investments	Principal Amount ($)	Value ($)
Cook County Community High School District No. 234, Ridgewood GO, 4.00%, 12/1/2022	80,000	83,006
Cook County Community Unit School District No. 401 Elmwood Park
Series 2021A, GO, 4.00%, 12/1/2023	205,000	219,350
Series 2021A, GO, 4.00%, 12/1/2024	255,000	281,131
Cook County Community Unit School District No. 401, Elmwood Park
GO, 3.00%, 12/1/2021	715,000	715,000
GO, 3.00%, 12/1/2022	520,000	534,095
Cook County Consolidated High School District No. 230, Limited Tax GO, 4.00%, 12/1/2021	30,000	30,000
Cook County Forest Preserve District Series 2021A, GO, 5.00%, 11/15/2022	55,000	57,488
Cook County High School District No. 205, Thornton Township, Limited Tax Series 2017C, GO, 5.00%, 12/1/2022	125,000	130,747
Cook County School District No. 102, La Grange Series A, GO, 2.00%, 12/1/2021	40,000	40,000
Cook County School District No. 109, Indian Springs, Limited Tax GO, 3.00%, 12/1/2022	35,000	35,949
Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2022	60,000	62,162
Cook County School District No. 123 Oak Lawn, Capital Appreciation
GO, NATL-RE, Zero Coupon, 12/1/2022	50,000	49,571
GO, FGIC, Zero Coupon, 12/1/2022 (b)	20,000	19,932
Cook County School District No. 130 Blue Island Series 2018C, GO, AGM, 5.00%, 12/1/2022	30,000	31,379
Cook County School District No. 135 Orland Series 2019B, GO, 4.00%, 12/1/2021	100,000	100,000
Cook County School District No. 144 Prairie Hills Series 2011C, GO, AGM, Zero Coupon, 12/1/2022	45,000	44,645

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Cook County School District No. 159 Matteson-Richton Park GO, AGM, Zero Coupon, 12/1/2022 (b)	90,000	89,628
Cook County School District No. 159, Matteson-Richton Park, Capital Appreciation GO, AGM, Zero Coupon, 12/1/2022	150,000	148,846
Cook County School District No. 163, Park Forest, Limited Tax
Series 2011A, GO, AGM, 4.50%, 12/15/2021 (b)	20,000	20,031
Series 2011A, GO, AGM, 5.00%, 12/15/2021 (b)	75,000	75,131
Cook County School District No. 23, Prospect Heights GO, 4.00%, 12/15/2021	25,000	25,035
Cook County School District No. 30 Northbrook-Glenview GO, 5.00%, 12/1/2021	20,000	20,000
Cook County School District No. 73.5 Skokie, East Prairie GO, 4.00%, 12/1/2022	25,000	25,901
Cook County School District No. 78 Rosemont GO, AGM, 5.00%, 12/1/2022	200,000	209,196
Cook County School District No. 81, Schiller Park, School GO, 4.00%, 12/1/2021	80,000	80,000
Cook County School District No. 83, Mannheim
Series 2011D, GO, 5.13%, 12/1/2021 (b)	140,000	140,000
Series 2011D, GO, 5.25%, 12/1/2021 (b)	50,000	50,000
Cook County School District No. 87 Berkeley Series 2012B, GO, 3.00%, 12/1/2022	50,000	51,371
Cook County Township High School District No. 220 Reavis GO, 3.00%, 12/1/2022	100,000	102,508
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2022	80,000	83,835
Cook County Township High School District No. 227, Rich Township GO, 4.00%, 12/1/2021	50,000	50,000
County of Cook
Series C, GO, 5.00%, 11/15/2022	60,000	62,744
Series 2012C, GO, 5.00%, 11/15/2024	110,000	114,834
Series 2012C, GO, 5.00%, 11/15/2025	25,000	26,093

Investments	Principal Amount ($)	Value ($)
County of DeKalb GO, 5.00%, 1/15/2023	245,000	257,295
County of Kendall GO, 5.00%, 12/15/2022	55,000	57,643
County of Lake, Sales Tax GO, 5.00%, 11/30/2022	25,000	26,177
County of Lake, Water and Sewer System Series 2016A, Rev., 5.00%, 12/1/2021	50,000	50,000
County of Rock Island GO, 3.00%, 12/1/2022	100,000	102,609
County of St. Clair, Highway Series 2013A, Rev., 3.63%, 1/1/2023 (b)	50,000	51,834
County of Will GO, 5.00%, 11/15/2022 (b)	150,000	156,878
County of Winnebago, Public Safety Sales Tax Alternative Revenue Source Series 2013A, GO, 4.00%, 12/30/2022	60,000	62,404
De Witt Ford and Livingston ETC Counties Community College District No. 540 Heartland GO, 4.00%, 12/1/2021 (b)	30,000	30,000
DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2023	35,000	36,421
Douglas and Champaign Counties Community Unit School District No. 302 Villa Grove Series 2019B, GO, AGM, 4.00%, 12/1/2021	25,000	25,000
Douglas and Champaign Counties Community Unit School District No. 302 Villa Grove, Alternative Revenue Source Series 2019A, GO, AGM, 3.00%, 12/1/2021	110,000	110,000
Du Page and Will Counties Community School District No. 204 Indian Prairie
Series 2015A, GO, 4.00%, 12/30/2021	25,000	25,075
Series 2007A, GO, NATL-RE, 6.25%, 12/30/2021	35,000	35,166
GO, 2.00%, 12/30/2022	300,000	305,830
Du Page Cook and Will Counties Community College District No. 502 Series 2011B, GO, 4.75%, 1/1/2022	30,000	30,110

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 6/1/2022	20,000	20,475
GO, 5.00%, 6/1/2023	85,000	90,957
Du Page County High School District No. 88 GO, 4.00%, 1/15/2023	20,000	20,845
DuPage and Cook Counties Community Unit School District No. 205 Elmhurst
GO, NATL-RE, Zero Coupon, 1/1/2022	65,000	64,978
GO, 5.00%, 1/1/2023	290,000	305,042
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2022	100,000	100,308
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2024	150,000	169,155
DuPage County Community Unit School District No. 202 Lisle GO, 5.00%, 12/30/2021	45,000	45,170
DuPage County Forest Preserve District GO, 5.00%, 1/1/2023	115,000	120,937
DuPage County School District No. 2 Bensenville GO, 5.00%, 5/1/2025	75,000	86,023
DuPage County School District No. 58 Downers Grove GO, 3.00%, 12/15/2021 (b)	100,000	100,103
DuPage County School District No. 60 Maercker GO, 3.00%, 12/30/2021	40,000	40,089
Ford Etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building GO, AGM, 4.00%, 12/1/2022	25,000	25,901
Fox Valley Park District
Series 2015B, GO, 4.00%, 12/15/2021	55,000	55,075
Series 2015B, GO, 4.00%, 12/15/2022	30,000	31,153
GO, 5.00%, 12/15/2022	45,000	47,196
Godfrey Fire Protection District GO, 3.00%, 12/1/2022	20,000	20,530
Greater Peoria Sanitary and Sewerage Disposal District Series A, GO, 4.00%, 8/15/2023	100,000	105,811
Greene Jersey and Macoupin Counties Community Unit School District No. 9 Southwestern GO, 2.70%, 12/1/2022	50,000	51,155

Investments	Principal Amount ($)	Value ($)
Grundy Kendall and Will Counties Community Consolidated School District No. 111 Minooka GO, 5.00%, 12/1/2022	60,000	62,821
Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka GO, 5.00%, 10/15/2023	50,000	54,062
Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka, Capital Appreciation Series 2010B, GO, Zero Coupon, 10/15/2022	135,000	134,172
Illinois Finance Authority
Series 2011-IL, Rev., 5.00%, 12/1/2021 (b)	685,000	685,000
Rev., 5.00%, 1/1/2022	85,000	85,334
Rev., 4.00%, 6/1/2022 (b)	45,000	45,853
Series 2012B, Rev., 5.00%, 7/1/2022	125,000	128,440
Rev., 5.00%, 8/15/2022	170,000	175,729
Series 2016A, Rev., 5.00%, 10/1/2022	25,000	25,988
Series 2015A, Rev., 5.00%, 11/15/2022	390,000	407,527
Rev., 5.00%, 12/1/2022	40,000	41,839
Series 2017C, Rev., 5.00%, 3/1/2023	140,000	148,183
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	320,000	342,524
Series 2013A, Rev., 5.00%, 6/1/2023	70,000	74,960
Series 2014A, Rev., 5.00%, 7/1/2023 (b)	100,000	107,350
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Rev., 5.00%, 6/1/2022	320,000	327,666
Rev., 5.00%, 6/1/2022 (b)	170,000	174,090
Series 2003C, Rev., 1.60%, 11/15/2022	80,000	80,890
Illinois Finance Authority, Advocate Health Care Network
Rev., 5.00%, 5/1/2022	500,000	509,958
Rev., 5.00%, 8/1/2022	745,000	768,782
Illinois Finance Authority, Ann and Robert H Lurie Children’s Hospital Obligated Group
Rev., 5.00%, 8/15/2023	125,000	134,980
Rev., 5.00%, 8/15/2025	255,000	296,563
Illinois Finance Authority, Centegra Health System
Series 2014A, Rev., 5.00%, 9/1/2022 (b)	115,000	119,173

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 7/1/2022	185,000	190,213
Rev., 5.00%, 7/1/2023	505,000	543,036
Illinois Finance Authority, Community Unit District, Local Government Project Rev., 2.00%, 12/1/2021	135,000	135,000
Illinois Finance Authority, Downers Grove Community High School District Number 99 Project Rev., 3.00%, 12/15/2021	45,000	45,046
Illinois Finance Authority, Iowa Finance Authority Health Facilities, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2022	70,000	70,680
Illinois Finance Authority, Memorial Health System
Rev., 5.00%, 4/1/2022	200,000	203,145
Rev., 5.00%, 4/1/2023	120,000	127,468
Series 2014A, Rev., 5.00%, 7/1/2023	340,000	364,990
Illinois Finance Authority, North Shore School Day Project Rev., VRDO, LOC: BMO Harris Bank NA, 0.07%, 12/9/2021 (c)	9,500,000	9,500,000
Illinois Finance Authority, Northshore University Health System Series 2020A, Rev., 5.00%, 8/15/2022	60,000	62,022
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021C, Rev., VRDO, LIQ: Barclays Bank plc, 0.01%, 12/1/2021 (c)	11,000,000	11,000,000
Rev., 5.00%, 7/15/2022	360,000	370,658
Series 2017B, Rev., 5.00%, 12/15/2022 (c)	45,000	47,196
Illinois Finance Authority, OSF Healthcare System
Series 2012A, Rev., 4.25%, 5/15/2022 (b)	415,000	422,693
Series 2012A, Rev., 5.00%, 5/15/2022 (b)	370,000	378,115
Series 2012A, Rev., 5.00%, 5/15/2022	195,000	199,157
Series 2018A, Rev., 5.00%, 5/15/2022	200,000	204,264
Series 2015A, Rev., 5.00%, 11/15/2024	100,000	113,095

Investments	Principal Amount ($)	Value ($)
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 5.00%, 2/15/2022	185,000	186,825
Series 2016C, Rev., 5.00%, 2/15/2023	225,000	237,976
Illinois Finance Authority, Regency Park at Lincolnwood Series 1991A, Rev., Zero Coupon, 7/15/2023 (b)	45,000	44,678
Illinois Finance Authority, Riverside Health System
Rev., 5.00%, 11/15/2023	205,000	223,365
Rev., 5.00%, 11/15/2024	100,000	112,781
Illinois Finance Authority, Rush Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2025	25,000	28,693
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2022	125,000	128,936
Rev., 4.00%, 11/1/2023	135,000	143,171
Illinois Finance Authority, State Clean Water Initiative Rev., 5.00%, 1/1/2023	60,000	63,124
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	155,000	185,752
Illinois Finance Authority, The University of Chicago
Series 2014A, Rev., 5.00%, 10/1/2022	175,000	181,973
Series A, Rev., 4.00%, 4/1/2023(b)	220,000	230,894
Series 2021A, Rev., 5.00%, 10/1/2023	1,400,000	1,519,270
Series 2021A, Rev., 5.00%, 10/1/2025	3,500,000	4,086,199
Illinois Finance Authority, The University of Chicago Medical Center
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,025,000	1,059,264
Series A, Rev., 5.00%, 8/15/2022	340,000	351,507
Series 2016B, Rev., 5.00%, 8/15/2023	740,000	799,479
Series A, Rev., 5.00%, 8/15/2023	150,000	162,056
Series 2016A, Rev., 5.00%, 8/15/2024	235,000	263,329

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Illinois Finance Authority, Trinity Health Credit Group
Series 2011-IL, Rev., 5.00%, 12/1/2021 (b)	50,000	50,000
Series 2011-L, Rev., 5.00%, 12/1/2021 (b)	460,000	460,000
Illinois Finance Authority, Unitypoint Health
Series 2016D, Rev., 5.00%, 2/15/2023	215,000	227,211
Series 2016D, Rev., 5.00%, 2/15/2024	230,000	253,008
Illinois Housing Development Authority Series 2019A, Rev., GNMA/FNMA/FHLMC, 2.00%, 4/1/2023	50,000	50,907
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2022	770,000	776,051
Series 2015A, Rev., 5.00%, 2/1/2023	50,000	52,763
Series 2015A, Rev., 5.00%, 2/1/2024	180,000	197,253
Series 2015A, Rev., 5.00%, 2/1/2026	175,000	203,124
Illinois State Toll Highway Authority
Series 2014A, Rev., 5.00%, 12/1/2021	600,000	600,000
Series 2014D, Rev., 5.00%, 1/1/2022	500,000	501,941
Series 2018A, Rev., 5.00%, 1/1/2022	600,000	602,329
Series 2014A, Rev., 5.00%, 12/1/2022	135,000	141,402
Series 2014D, Rev., 5.00%, 1/1/2023	250,000	262,849
Series D, Rev., 5.00%, 1/1/2024	95,000	104,001
Joliet Regional Port District GO, 4.00%, 12/30/2021	135,000	135,381
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland GO, NATL-RE, Zero Coupon, 2/1/2023	20,000	19,773
Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2012B, GO, 4.50%, 1/1/2022	45,000	45,156

Investments	Principal Amount ($)	Value ($)
Kane Cook and DuPage etc. Counties Community College District No. 509, Elgin Community College
GO, 2.25%, 12/15/2021	25,000	25,019
Series 2013A, GO, 4.00%, 12/15/2021	360,000	360,501
Kane County Community Unit School District No. 101 Batavia GO, 5.00%, 1/1/2022	95,000	95,369
Kane County Forest Preserve District
Series 2016C, GO, 5.00%, 12/15/2021	85,000	85,148
Series 2016C, GO, 5.00%, 12/15/2022	115,000	120,649
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 3.00%, 12/1/2021	100,000	100,000
Series 2020C, GO, 5.00%, 12/1/2021	140,000	140,000
Series 2020C, GO, 5.00%, 12/1/2022	160,000	167,357
Kane Kendall Etc. Counties Community College District No. 516, Waubonsee Community College Series 2012A, GO, 5.00%, 12/15/2021 (b)	205,000	205,360
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	480,000	524,111
Kankakee and Will Counties Community Unit School District No. 5, Capital Appreciation GO, AGM, Zero Coupon, 5/1/2023	25,000	24,864
Kankakee and Will Counties Community Unit School District No. 5, Limited Tax GO, 4.00%, 12/1/2022	70,000	72,594
Kankakee River Metropolitan Agency, Senior Lien Treatment Facility Rev., AGM, 4.00%, 5/1/2022	30,000	30,461
Kendall County Community Unit School District No. 88 Plano
GO, AMBAC, Zero Coupon, 12/1/2021 (b)	20,000	20,000
GO, AMBAC, Zero Coupon, 12/1/2022 (b)	20,000	19,942
Kendall Kane and Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	200,000	207,592

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Lake and McHenry Counties Community Unit, School District No 118 Wauconda GO, 5.00%, 1/1/2022	135,000	135,529
Lake County Community Consolidated School District No. 46 Grayslake GO, 5.00%, 11/1/2022	55,000	57,419
Lake County Community High School District No. 115 Lake Forest GO, 4.00%, 11/1/2022	45,000	46,568
Lake County Community Unit School District No. 095 Lake Zurich GO, 5.00%, 1/15/2023	50,000	52,683
Lake County Community Unit School District No. 116 Round Lake GO, 3.00%, 1/15/2023	120,000	123,497
Lake County Consolidated High School District No. 120 Mundelein, Limited Tax GO, 5.00%, 12/1/2022	50,000	52,397
Lake County School District No. 76-Diamond Lake, School Building
GO, 5.00%, 1/1/2022	25,000	25,096
GO, 5.00%, 1/1/2023	35,000	36,779
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	390,773
Lincoln Land Community College District No. 526 GO, 4.00%, 12/15/2021 (b)	310,000	310,432
Macon and De Witt Counties Community Unit, School District No. 2 Maroa-Forsyth Series 2017C, GO, 3.00%, 12/1/2021	150,000	150,000
Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2021 (b)	50,000	50,000
Madison & Jersey Counties Unit School District No. 11-Alton GO, AGM, Zero Coupon, 12/1/2022	25,000	24,857
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, 5.00%, 11/1/2022	35,000	36,417
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, 5.00%, 1/15/2022 (b)	85,000	85,493

Investments	Principal Amount ($)	Value ($)
McHenry and Lake Counties Community High School District No. 156 McHenry, School Building GO, 5.00%, 2/1/2023	160,000	168,744
McHenry County Community Unit School District No. 200 Woodstock Series 2015B, GO, 3.00%, 1/15/2022	30,000	30,068
McHenry County Conservation District
GO, 5.00%, 2/1/2022	50,000	50,392
GO, 5.00%, 2/1/2024	20,000	21,976
McHenry Kane Lake and Boone Counties Community College District No. 528, Limited Tax Rev., 4.00%, 2/1/2022	25,000	25,151
McLean and Woodford Counties Community Unit School District No. 5 Normal
Series 2017A, GO, 4.00%, 12/1/2021	120,000	120,000
Series 2017A, GO, 4.00%, 12/1/2022	115,000	119,380
Series 2017A, GO, 4.00%, 12/1/2023	30,000	32,162
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series A, Rev., NATL-RE, Zero Coupon, 6/15/2022 (b)	30,000	29,941
Metropolitan Water Reclamation District of Greater Chicago
Series 2014B, GO, 4.00%, 12/1/2021	75,000	75,000
Series 2007A, GO, 5.00%, 12/1/2021	145,000	145,000
Series 2014D, GO, 5.00%, 12/1/2021	85,000	85,000
Series 2014D, GO, 5.00%, 12/1/2022	25,000	26,198
Metropolitan Water Reclamation District of Greater Chicago, Limited Tax
Series 2011B, GO, 3.00%, 12/1/2021	100,000	100,000
Series 2011B, GO, 5.00%, 12/1/2021	50,000	50,000
Series 2011B, GO, 5.00%, 12/17/2021	40,000	40,080
Monroe and St. Clair Counties, Community Unit School District No. 5 Waterloo GO, 5.00%, 4/15/2022	75,000	76,317
GO, 5.00%, 4/15/2023	35,000	37,240

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Mundelein Park & Recreation District, Limited Tax GO, 3.00%, 12/15/2022	25,000	25,608
Northern Illinois Municipal Power Agency Series 2016A, Rev., 5.00%, 12/1/2022	750,000	784,022
Northern Illinois Municipal Power Agency, Prairie State Project
Series 2016A, Rev., 5.00%, 12/1/2021	130,000	130,000
Series 2016A, Rev., 5.00%, 12/1/2024	430,000	484,908
Peoria Metropolitan Airport Authority
Series 2017D, GO, 5.00%, 12/1/2022	20,000	20,965
Series 2017D, GO, 5.00%, 12/1/2023	75,000	81,975
Peoria Tazewell Etc Counties Community College District No. 514
Series 2014A, GO, 5.00%, 12/1/2021	35,000	35,000
Series 2014A, GO, 5.00%, 12/1/2022	155,000	162,271
GO, 4.00%, 12/1/2023	95,000	101,453
Piatt and Dewitt Counties Community Unit School District No. 57 Deland-Weldon GO, 3.13%, 12/1/2022	20,000	20,547
Plainfield Township Park District GO, 3.00%, 12/30/2021	45,000	45,096
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2022	250,000	255,837
Rev., 5.00%, 6/1/2023	275,000	293,756
Rev., 5.00%, 6/1/2024	525,000	582,638
Regional Transportation Authority
Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2022	105,000	108,226
Series 2014A, Rev., 5.00%, 6/1/2023 (b)	45,000	48,172
Series 2003B, Rev., NATL-RE, 5.50%, 6/1/2023	25,000	26,939
Series 2017A, Rev., 5.00%, 7/1/2023	80,000	85,906
Series 2017A, Rev., 5.00%, 7/1/2024	25,000	27,899
Rock Island County Community Unit School District No 40 Moline, Alternative Revenue Source
GO, 3.00%, 2/1/2022	30,000	30,138
GO, 3.00%, 2/1/2024	20,000	20,618

Investments	Principal Amount ($)	Value ($)
Sales Tax Securitization Corp. Series 2018C, Rev., 5.00%, 1/1/2023	50,000	52,553
Sangamon County Community Unit School District No. 5, Ball-Chatham Series B, GO, 5.00%, 1/1/2022	30,000	30,116
Skokie Park District, Capital Appreciation GO, AMBAC, Zero Coupon, 12/1/2022	40,000	39,700
South Suburban College Community School District No. 510 GO, AGC, Zero Coupon, 12/1/2023	25,000	24,617
Southwestern Illinois Development Authority, Memorial Group Inc. Rev., 7.13%, 11/1/2023 (b)	350,000	394,569
St. Clair County Township High School District No. 203 O’Fallon GO, 3.00%, 12/1/2022	35,000	35,913
State of Illinois
GO, 5.00%, 2/1/2022	80,000	80,635
Series 2021A, GO, 5.00%, 3/1/2022	2,625,000	2,656,261
Series 2013A, GO, 5.00%, 4/1/2022	125,000	126,979
GO, 5.00%, 5/1/2022	75,000	76,479
GO, 5.13%, 5/1/2022	150,000	153,035
Series 2018A, GO, 5.25%, 5/1/2022	290,000	296,079
GO, 5.00%, 6/1/2022	385,000	394,066
GO, 5.00%, 7/1/2022	120,000	123,287
GO, 5.00%, 8/1/2022	50,000	51,561
GO, AGM, 5.00%, 8/1/2022	95,000	98,024
Series B, GO, 5.00%, 10/1/2022	35,000	36,357
Series 2017D, GO, 5.00%, 11/1/2022	7,530,000	7,850,163
Series 2019A, GO, 5.00%, 11/1/2022	295,000	307,543
Series 2021A, GO, 5.00%, 3/1/2023	2,600,000	2,748,432
Series D, GO, 5.00%, 11/1/2023	100,000	108,540
GO, 5.00%, 2/1/2024	265,000	290,338
Series 2021A, GO, 5.00%, 3/1/2024	960,000	1,054,898
Series D, GO, 5.00%, 11/1/2024	20,000	22,474
GO, 5.00%, 3/1/2025	25,000	25,288
GO, 5.50%, 7/1/2025	40,000	43,198
GO, 5.00%, 8/1/2025	25,000	25,757

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 2/1/2026	25,000	29,149
Series B, GO, 5.00%, 10/1/2026	25,000	29,610
Series 2017D, GO, 5.00%, 11/1/2026	50,000	59,329
GO, 5.00%, 2/1/2027	100,000	109,263
State of Illinois Sales Tax
Series 2016A, Rev., 5.00%, 6/15/2022	35,000	35,887
Series 2016C, Rev., 5.00%, 6/15/2022	590,000	604,951
Series 2021C, Rev., 5.00%, 6/15/2025	2,000,000	2,296,538
Series 2021C, Rev., 5.00%, 6/15/2026	2,000,000	2,359,427
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ: Citibank NA, 0.10%, 12/9/2021(c)(f)	10,220,000	10,220,000
Town of Normal Series 2017A, GO, 4.00%, 6/1/2023	35,000	36,855
Township of Campton
GO, 5.00%, 12/15/2021	65,000	65,111
GO, 5.00%, 12/15/2022	25,000	26,217
University of Illinois, Auxiliary Facilities System
Series 2013A, Rev., 5.00%, 4/1/2022	135,000	137,145
Series 2001A, Rev., AMBAC, 5.50%, 4/1/2022	25,000	25,439
Vermilion and Edgar Counties Community Unit School District No. 4 Series 2016B, GO, AGM, 3.50%, 12/1/2022	200,000	206,111
Village of Antioch, Green Bond
GO, 4.00%, 12/1/2024	195,000	214,553
GO, 4.00%, 12/1/2025	200,000	225,347
GO, 4.00%, 12/1/2026	210,000	241,551
Village of Arlington Heights GO, 3.00%, 12/1/2022	25,000	25,683
Village of Bellwood Series 2016A, GO, AGM, 4.00%, 12/1/2021	20,000	20,000
Village of Bolingbrook
Series 2018A, GO, AGM, 5.00%, 1/1/2022	25,000	25,095
Series 1999A, GO, NATL-RE, 5.25%, 1/1/2023 (b)	20,000	21,091
Village of Bourbonnais, Olivet Nazarene University Project Rev., 5.00%, 5/1/2023 (b)	155,000	165,094

Investments	Principal Amount ($)	Value ($)
Village of Carpentersville
GO, 4.00%, 12/30/2021	80,000	80,229
Series 2015B, GO, 4.00%, 12/30/2021	30,000	30,086
Village of Channahon
GO, 3.00%, 12/1/2021	40,000	40,000
GO, 4.00%, 12/1/2022 (b)	25,000	25,950
Village of Elk Grove Village GO, 4.00%, 1/1/2023	30,000	31,198
Village of Glendale Heights
GO, 5.00%, 12/15/2021	155,000	155,268
GO, 5.00%, 12/15/2022	40,000	41,943
Village of Glenview
Series 2012A, GO, 4.00%, 12/1/2021	190,000	190,000
Series 2012B, GO, 4.00%, 12/1/2021	80,000	80,000
Village of Hoffman Estates Series 2015B, GO, 4.00%, 12/1/2021	25,000	25,000
Village of La Grange GO, 3.00%, 12/1/2022	20,000	20,546
Village of Lyons Series 2014B, GO, AGM, 4.00%, 12/1/2022	35,000	36,233
Village of McCook Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	135,000
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	15,000	15,041
GO, AGM, 4.00%, 1/1/2023	15,000	15,541
GO, AGM, 4.00%, 1/1/2024	70,000	74,942
GO, AGM, 4.00%, 1/1/2025	40,000	44,056
Village of Morton Grove
GO, 5.00%, 12/15/2021	25,000	25,043
GO, 5.00%, 12/15/2022	75,000	78,603
Village of Oak Park, Corporate Purpose Series 2020B, GO, 5.00%, 1/1/2023	660,000	692,520
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	385,490
Village of Sauk Village Series 2019C, GO, 4.00%, 12/1/2021	150,000	150,000
Village of Schaumburg
Series 2012A, GO, 4.00%, 12/1/2022	25,000	25,881
Series 2020B, GO, 2.00%, 12/1/2023	325,000	333,598
Village of South Holland Series 2015B, GO, 4.00%, 12/15/2022	90,000	92,994

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Village of Western Springs GO, 3.00%, 12/1/2022	50,000	51,320
Village of Wheeling
GO, 5.00%, 12/1/2021	25,000	25,000
GO, 5.00%, 12/1/2022	20,000	20,944
Wheaton Park District Series 2019A, GO, 5.00%, 12/15/2021	25,000	25,043
White Oak Library District GO, 5.00%, 1/1/2022	100,000	100,373
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2022	20,000	20,062
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Limited Tax Series 2019A, Rev., 5.00%, 1/1/2023	50,000	52,570
Will County Community High School District No. 210 Lincoln-Way
GO, AGM, Zero Coupon, 1/1/2022 (b)	70,000	69,978
GO, AGM, 4.00%, 1/1/2022	375,000	376,055
GO, AGM, Zero Coupon, 1/1/2023 (b)	35,000	34,813
Will County Community School District No. 161 Summit Hill
GO, 3.00%, 1/1/2022	40,000	40,091
GO, 3.00%, 1/1/2022 (b)	20,000	20,046
GO, 3.00%, 1/1/2023	25,000	25,745
Will County Community Unit School District No. 365-U Valley View GO, AGM, Zero Coupon, 11/1/2022	195,000	194,465
Will County Forest Preserve District, Limited Tax
Series 2016A, GO, 5.00%, 12/15/2021	165,000	165,287
Series 2016A, GO, 2.00%, 12/15/2022	100,000	101,831
Will County Forest Preserve District, Unlimited Tax GO, 5.00%, 12/15/2021	35,000	35,061
Will County School District No. 122, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	60,000	59,666
Will County School District No. 88 Chaney-Monge, School Building GO, AGM, 5.00%, 12/1/2023 (b)	135,000	147,573

Investments	Principal Amount ($)	Value ($)
Will County Township High School District No. 204 Joliet, Limited Tax
GO, 4.00%, 1/1/2022	25,000	25,073
Series 2013A, GO, 2.75%, 1/1/2023	35,000	35,850
Will Grundy Etc Counties Community College District No. 525
Series 2013A, GO, 5.00%, 6/1/2023	35,000	37,229
Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	27,471
Winnebago and Boone Counties School District No. 205 Rockford
GO, Zero Coupon, 2/1/2022	50,000	49,952

Total Illinois		112,916,164

Indiana — 1.7%
Allen County War Memorial Coliseum Additions Building Corp.
Series 2016A, Rev., 4.00%, 11/1/2022	50,000	51,663
Series 2016A, Rev., 4.00%, 11/1/2024	110,000	120,415
Anderson Redevelopment District Series 2018A, Rev., 5.00%, 2/1/2023	25,000	26,291
Anderson School Building Corp., First Mortgage
Rev., 5.00%, 1/20/2022	335,000	337,129
Rev., 5.00%, 7/20/2022	400,000	412,002
Rev., 5.00%, 1/20/2023	45,000	47,396
Rev., 5.00%, 7/20/2023	20,000	21,517
Avon Community School Building Corp.
Rev., 5.00%, 1/15/2022	20,000	20,114
GO, 2.00%, 1/15/2023 (e)	2,275,000	2,314,198
Rev., 5.00%, 1/15/2023	20,000	21,052
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2022	60,000	61,761
Rev., 5.00%, 7/15/2023	20,000	21,471
Rev., 4.00%, 7/15/2024	25,000	27,181
Rev., 5.00%, 7/15/2024	110,000	122,448
Ball State University, Housing & Dining System
Rev., 5.00%, 7/1/2022	85,000	87,390
Rev., 5.00%, 7/1/2024	25,000	26,726
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2015B, Rev., 5.00%, 7/15/2022	45,000	46,309
Rev., 4.00%, 7/15/2023	65,000	68,776
Series 2015B, Rev., 5.00%, 7/15/2024	30,000	33,495

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Carmel Clay Public Library GO, 3.00%, 1/15/2023	615,000	633,554
Carmel Local Public Improvement Bond Bank
Series 2017B-1, Rev., 5.00%, 1/15/2022	40,000	40,233
Rev., 5.00%, 6/1/2023	35,000	37,387
Series 2021A, Rev., 4.00%, 7/15/2025	65,000	72,760
Carmel Local Public Improvement Bond Bank, Waterworks Rev., 5.00%, 6/1/2022	150,000	153,548
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 7/1/2022	125,000	128,522
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	38,224
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	77,984
Center Grove School Building Corp., First Mortgage Series 2013A, Rev., 5.00%, 1/15/2022	75,000	75,424
City of Auburn Rev., 2.00%, 7/1/2022	100,000	101,013
City of Bedford
Rev., 3.50%, 1/1/2023	300,000	309,903
Rev., 3.00%, 6/1/2023	200,000	207,402
City of Evansville Series 2014C, Rev., 3.00%, 7/1/2022 (b)	150,000	152,430
City of Fort Wayne Series 2012B, Rev., 2.00%, 8/1/2022	75,000	75,591
City of Fort Wayne, Sewage Works
Rev., 3.00%, 8/1/2022	50,000	50,721
Series 2020B, Rev., 4.00%, 8/1/2024	150,000	161,798
City of Indianapolis Department of Public Utilities Gas Utility
Series 2020A, Rev., 5.00%, 8/15/2022	510,000	527,150
Series 2020A, Rev., 5.00%, 8/15/2023	840,000	906,766
City of Indianapolis, Energy System, First Lien
Series 2016A, Rev., 5.00%, 10/1/2022	315,000	327,335
Series 2016A, Rev., 5.00%, 10/1/2023	65,000	70,176

Investments	Principal Amount ($)	Value ($)
City of Knox, Sewage Works
Rev., 4.00%, 12/1/2021	65,000	65,000
Rev., 4.00%, 12/1/2022	65,000	67,124
City of La Porte Rev., 3.00%, 3/1/2023	40,000	41,302
City of Lafayette, Sewage Works
Rev., 5.00%, 7/1/2022	45,000	46,233
Rev., 5.00%, 1/1/2023	40,000	42,034
City of Martinsville, Waterworks Rev., AGM, 3.00%, 7/1/2022	25,000	25,353
City of Rockport, AEP Generating Co. Project Series A, Rev., 1.35%, 9/1/2022 (c)	50,000	50,387
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2022	130,000	130,580
Rev., 4.00%, 1/15/2025	35,000	38,451
Clark-Pleasant School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	35,000	36,018
Clarksville Redevelopment Authority Rev., 4.00%, 8/1/2023	125,000	132,043
Clay Multi School Building Corp. Rev., 5.00%, 1/15/2022	45,000	45,255
Columbus Multi-High School Building Corp., Unlimited Ad Valorem Property Tax Rev., 5.00%, 7/15/2022	75,000	77,220
Concord Community Schools Building Corp., First Mortgage
Rev., 4.00%, 1/15/2022	30,000	30,134
Rev., 5.00%, 7/15/2023	25,000	26,843
County of Elkhart GO, 4.00%, 6/1/2022	25,000	25,467
County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	26,444
County of Lake
GO, AGM, 2.00%, 7/15/2022	25,000	25,287
Series 2014B, GO, 2.60%, 7/15/2022	50,000	50,729
County of Porter GO, 2.00%, 1/15/2023	20,000	20,371
Danville Multi-School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2022	50,000	51,468
Decatur Township Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 1/15/2022	25,000	25,140

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
East Allen Multi School Building Corp., Ad Valorem Property Tax Rev., 4.00%, 7/15/2023	10,000	10,574
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Bonds
Rev., 4.00%, 7/15/2022	25,000	25,573
Rev., 4.00%, 1/15/2024	40,000	42,917
East Porter County School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2022	75,000	76,766
Rev., 3.00%, 1/15/2023	35,000	36,076
Evansville Local Public Improvement Bond Bank (The), Sewer Works Project Series 2013A, Rev., 5.00%, 1/1/2024 (b)	125,000	136,988
Evansville Waterworks District Rev., AGM, 2.00%, 1/1/2023	125,000	127,230
Fishers Industrial Redevelopment District Rev., 4.00%, 7/15/2024	35,000	38,005
Fishers Industrial Redevelopment District, Income Tax Rev., 4.00%, 1/15/2024	25,000	26,768
Fishers Redevelopment Authority, Nickel Plate Trail Project Rev., 4.00%, 1/15/2022	75,000	75,339
Fishers Redevelopment Authority, State Road 37 Project
Series 2016B, Rev., 4.00%, 1/15/2022	25,000	25,113
Rev., 4.00%, 7/15/2022	25,000	25,581
Fishers Redevelopment District Series 2017A1, Rev., 4.00%, 7/15/2022	50,000	51,162
Fishers Town Hall Building Corp., Amphitheater Project Rev., 4.00%, 7/15/2022	100,000	102,260
Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 1/15/2023	70,000	73,699
Fort Wayne Redevelopment Authority Lease Rental Rev., 4.00%, 2/1/2022	50,000	50,309
Franklin Township-Marion County Multiple School Building Corp. Rev., 4.00%, 1/15/2023	40,000	41,649
Franklin Township-Marion County Multiple School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2022	175,000	179,915

Investments	Principal Amount ($)	Value ($)
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2022	75,000	76,723
Rev., 4.00%, 1/15/2023	75,000	78,066
Rev., 5.00%, 1/15/2026	45,000	52,667
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2022	60,000	61,398
Rev., 5.00%, 7/15/2023	30,000	32,267
Hamilton County Public Building Corp., First Mortgage Rev., 5.00%, 2/1/2023	75,000	77,370
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2015B, Rev., 4.00%, 1/15/2022	25,000	25,111
Series 2015D, Rev., 4.00%, 1/15/2022	50,000	50,223
Series 2015D, Rev., 5.00%, 1/15/2022	55,000	55,310
Series 2014A, Rev., 5.00%, 7/15/2022	25,000	25,728
Series B, Rev., 5.00%, 7/15/2022	35,000	36,018
Rev., 4.00%, 1/15/2024	25,000	26,884
Hamilton Southeastern Consolidated School Building Corp., First Mortgage
Rev., 4.00%, 1/15/2022	50,000	50,223
Rev., 5.00%, 7/15/2022	25,000	25,727
Hammond Multi-School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2024	100,000	109,393
Rev., 5.00%, 1/15/2025	100,000	113,498
Highland Sanitation District
4.00%, 2/1/2022	250,000	251,489
Series 2016B, 2.00%, 8/1/2022	50,000	50,534
Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2023	70,000	75,207
Hobart Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2023	60,000	63,087
Indiana Bond Bank Series 2012C, Rev., 5.00%, 8/1/2023	200,000	206,227

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project
Series 2012D, Rev., 3.00%, 2/1/2022 (b)	140,000	140,639
Series 2012D, Rev., 5.00%, 2/1/2022 (b)	40,000	40,315
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2021	500,000	500,000
Series 2015B, Rev., 1.65%, 1/1/2022 (b)(c)	140,000	140,168
Series 2011A, Rev., 5.00%, 2/1/2022 (b)	20,000	20,159
Series 2012A, Rev., 5.00%, 2/1/2022	50,000	50,394
Series D, Rev., 5.00%, 2/1/2022	25,000	25,200
Series 2017A, Rev., 5.00%, 6/1/2022	75,000	76,808
Series 2012M, Rev., 4.00%, 7/1/2022 (b)	20,000	20,448
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,705
Series 2012M, Rev., 5.00%, 7/1/2022 (b)	200,000	205,611
Series 2010A, Rev., 5.00%, 12/1/2022	100,000	104,804
Series 2016C, Rev., 5.00%, 12/1/2022	50,000	52,402
Series 2013B, Rev., 5.00%, 2/1/2023	50,000	52,733
Series 2019E, Rev., 5.00%, 2/1/2023	100,000	105,586
Series 2013A, Rev., 5.00%, 3/1/2023	25,000	26,461
Series 2017A, Rev., 5.00%, 6/1/2023	60,000	64,280
Rev., 5.00%, 9/1/2023	230,000	248,824
Series 2017B, Rev., 5.00%, 11/1/2023	400,000	435,317
Series 2016C, Rev., 5.00%, 12/1/2023	135,000	147,727
Indiana Finance Authority, Beacon Health System Obligation Group
Series 2013A, Rev., 5.00%, 8/15/2022	200,000	206,725
Series 2013A, Rev., 5.00%, 8/15/2023	250,000	269,960
Indiana Finance Authority, Beacon Health System, Inc. Series 2013A, Rev., 5.00%, 8/15/2023 (b)	245,000	264,535

Investments	Principal Amount ($)	Value ($)
Indiana Finance Authority, Butler University Project
Rev., 3.00%, 2/1/2022	25,000	25,114
Series 2014A, Rev., 5.00%, 2/1/2023	100,000	105,465
Indiana Finance Authority, Community Foundation of Northwest Indiana Rev., 5.00%, 3/1/2023	25,000	26,477
Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group
Rev., 5.00%, 3/1/2022 (b)	160,000	161,899
Rev., 5.00%, 9/1/2022	100,000	103,573
Indiana Finance Authority, Community Health Network Inc. Series 2012A, Rev., 3.00%, 5/1/2022	20,000	20,228
Indiana Finance Authority, Community Health Network Project
Series 2012A, Rev., 5.00%, 5/1/2022	600,000	611,800
Series 2012A, Rev., 5.00%, 5/1/2023	325,000	346,453
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project
Series 2014A, Rev., 5.00%, 10/1/2022	170,000	176,759
Series 2016A, Rev., 5.00%, 10/1/2022	50,000	51,988
Indiana Finance Authority, First Lien, CWA Authority Project
Series 2021-1, Rev., 5.00%, 10/1/2022	90,000	93,578
Series 2021-1, Rev., 5.00%, 10/1/2023	10,000	10,858
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Rev., 5.00%, 11/1/2022	170,000	177,412
Rev., 5.00%, 11/1/2023	160,000	174,127
Series 2016B, Rev., 5.00%, 11/1/2024	345,000	390,378
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	35,000	36,564
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2021	120,000	120,000
Series C, Rev., 5.00%, 12/1/2021	65,000	65,000
Series 2011 I, Rev., 1.65%, 1/1/2022 (b)(c)	350,000	350,406

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series H, Rev., 1.65%, 1/1/2022 (b) (c)	1,000,000	1,001,161
Rev., 5.00%, 12/1/2022	400,000	419,216
Series 2014A, Rev., 5.00%, 12/1/2022	195,000	204,368
Series 2016A, Rev., 5.00%, 12/1/2022	265,000	277,731
Rev., 5.00%, 12/1/2024	75,000	85,176
Series B, Rev., 2.25%, 7/1/2025 (c)	150,000	158,237
Indiana Finance Authority, Lease Appropriation, Convention Center Expansion Project Series 2019B, Rev., 5.00%, 2/1/2025	90,000	102,974
Indiana Finance Authority, Lease Appropriation, Stadium Project Series 2015A, Rev., 5.00%, 2/1/2022	1,000,000	1,007,992
Indiana Finance Authority, National Collegiate Athletic Association Project Rev., 5.00%, 5/1/2022	75,000	76,510
Indiana Finance Authority, Parkview Health System, Inc.
Series 2012A, Rev., 5.00%, 5/1/2022	25,000	25,496
Series 2017A, Rev., 5.00%, 11/1/2022	300,000	313,109
Series 2012A, Rev., 4.00%, 5/1/2023	185,000	187,862
Series 2017A, Rev., 5.00%, 11/1/2023	285,000	310,336
Series 2012A, Rev., 5.00%, 5/1/2024	100,000	102,069
Series 2017A, Rev., 5.00%, 11/1/2024	55,000	62,251
Indiana Finance Authority, State Parking Project Series 2012I, Rev., 5.00%, 7/1/2022 (b)	20,000	20,564
Indiana Finance Authority, State Revolving Fund Program
Series 2012C, Rev., 4.00%, 2/1/2022	25,000	25,159
Rev., 5.00%, 2/1/2022	85,000	85,679
Series 2011A, Rev., 5.00%, 2/1/2022 (b)	50,000	50,398
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	80,000	80,637
Series 2013A, Rev., 5.00%, 2/1/2022	55,000	55,439
Series 2016B, Rev., 5.00%, 2/1/2022	20,000	20,160
Series 2017B, Rev., 5.00%, 2/1/2022	25,000	25,200

Investments	Principal Amount ($)	Value ($)
Indiana Finance Authority, State Revolving Program, Green Bond
Series 2017C, Rev., 5.00%, 2/1/2022	55,000	55,439
Series 2015B, Rev., 5.00%, 2/1/2023	45,000	47,514
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 4.00%, 10/1/2025	30,000	33,890
Indiana Municipal Power Agency
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	100,000	107,432
Series 2013A, Rev., 5.25%, 7/1/2023 (b)	75,000	80,870
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2022	95,000	95,370
Series 2016C, Rev., 5.00%, 1/1/2022	85,000	85,331
Series 2017A, Rev., 5.00%, 1/1/2022	425,000	426,657
Series 2019A, Rev., 5.00%, 1/1/2022	245,000	245,955
Series 2014A, Rev., 5.00%, 1/1/2023	435,000	457,456
Series 2017A, Rev., 5.00%, 1/1/2023	230,000	241,873
Series 2019A, Rev., 5.00%, 1/1/2023	300,000	315,487
Series 2013A, Rev., 5.25%, 7/1/2023 (b)	30,000	32,348
Indiana State University, Housing and Dining System
Rev., 4.00%, 4/1/2022	65,000	65,807
Rev., 5.00%, 4/1/2022	150,000	152,359
Rev., 5.00%, 4/1/2023	50,000	53,112
Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	20,000	20,785
Indiana Transportation Finance Authority Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2022	160,000	168,898
Indiana Transportation Museum, Inc. Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2021	480,000	480,000
Indiana University Series 2012A, Rev., 5.00%, 6/1/2022 (b)	155,000	158,729

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014A, Rev., 5.00%, 6/1/2022	25,000	25,604
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,604
Series A, Rev., 5.00%, 6/1/2022	60,000	61,450
Series W-2, Rev., 5.00%, 8/1/2023	10,000	10,784
Indiana University, Lease Purchase Series 2020A, Rev., 5.00%, 6/1/2022	30,000	30,725
Indiana University, Student Fee
Series Z-1, Rev., 3.00%, 8/1/2022	105,000	106,987
Series U, Rev., 3.20%, 8/1/2022	200,000	200,492
Series X, Rev., 4.00%, 8/1/2022	60,000	61,534
Series W-2, Rev., 5.00%, 8/1/2022	150,000	154,829
Series X, Rev., 5.00%, 8/1/2023	30,000	32,353
Indianapolis Local Public Improvement Bond Bank
Series 2014C, Rev., 4.00%, 2/1/2022	25,000	25,157
Series 2021A, Rev., 5.00%, 6/1/2022	215,000	220,031
Series 1999E, Rev., AMBAC, Zero Coupon, 2/1/2023	25,000	24,906
Series 2016B, Rev., 4.00%, 2/1/2023	25,000	26,094
Series 2021A, Rev., 5.00%, 6/1/2023	1,300,000	1,389,881
Indianapolis Local Public Improvement Bond Bank, Ad Valorem Property Tax Funded Project Series 2017A, Rev., 5.00%, 1/15/2022	35,000	35,202
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2023	115,000	121,368
Indianapolis Local Public Improvement Bond Bank, Indyroads Series 2019E, Rev., 5.00%, 1/1/2022	30,000	30,117
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2023	20,000	21,030

Investments	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2022	90,000	90,350
Series 2013D, Rev., 5.00%, 1/1/2023	20,000	21,030
Series 2013D, Rev., 3.25%, 1/1/2025	100,000	102,687
Indianapolis Local Public Improvement Bond Bank, Waterworks Project Series 2007B, Rev., NATL-RE, 5.25%, 7/1/2022	125,000	128,666
Indianapolis-Marion County Public Library GO, 5.00%, 1/1/2023	60,000	60,227
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 3.00%, 7/15/2022	25,000	25,425
Ivy Tech Community College of Indiana, Student Fee
Series R-1, Rev., 5.00%, 7/1/2022	40,000	41,120
Series T, Rev., 5.00%, 7/1/2022	80,000	82,240
Series V, Rev., 5.00%, 7/1/2022	110,000	113,080
Series W, Rev., 5.00%, 7/1/2022	220,000	226,159
Series 2004J, Rev., AMBAC, 5.00%, 7/1/2023	75,000	80,611
Series R-1, Rev., 5.00%, 7/1/2023	35,000	37,619
Series T, Rev., 5.00%, 7/1/2024	100,000	111,679
Ivy Tech Community College of Indiana, Student Fees Series W, Rev., 5.00%, 7/1/2025	25,000	28,928
Jackson County Building Corp.
Rev., 2.00%, 1/15/2023	120,000	122,226
Rev., 2.00%, 7/15/2023	125,000	128,251
Rev., 2.00%, 1/15/2024	125,000	128,400
Rev., 2.00%, 7/15/2024	125,000	128,990
Rev., 2.00%, 1/15/2025	125,000	129,479
Jasper Hospital Authority, Memorial Health and Health Center Project Rev., 5.00%, 11/1/2022	125,000	130,274

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Jennings County School Building Corp., First Mortgage
Series 2019A, Rev., 2.00%, 1/15/2022	90,000	90,187
Series 2019B, Rev., 3.00%, 1/15/2022	40,000	40,131
Series 2019A, Rev., 2.00%, 1/15/2023	60,000	61,106
Kankakee Valley Middle School Building Corp., Ad Valorem Property Tax Rev., 3.00%, 1/15/2022	85,000	85,292
La Porte County Public Library Leasing Corp. GO, 3.00%, 1/15/2022	25,000	25,082
Lake Central Multi-District School Building Corp. Series 2012B, Rev., 5.00%, 1/15/2023 (b)	100,000	105,371
Lake Central Multi-District School Building Corp., First Mortgage Series 2012B, Rev., 5.00%, 1/15/2023 (b)	100,000	105,371
LaPorte Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	90,000	96,710
Lebanon Middle School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 7/10/2022	60,000	61,688
Lewis Cass Schools GO, 3.00%, 6/30/2022	100,000	101,567
Lincoln Center Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 8/1/2022	285,000	291,783
Merrillville Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	40,000	42,989
Metropolitan School District Washington Township
GO, 3.00%, 1/15/2022	30,000	30,102
GO, 3.00%, 1/15/2023	60,000	61,844
Michigan City School Building Corp.
Series 2016A, Rev., 5.00%, 7/15/2022	30,000	30,583
Series 2016B, Rev., 4.00%, 7/15/2023	30,000	31,723
Middlebury Schools Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2022	35,000	36,018

Investments	Principal Amount ($)	Value ($)
Mishawaka School Building Corp., Indiana First Mortgage Rev., 3.00%, 1/15/2022	45,000	45,144
Mooresville Redevelopment District Rev., 4.00%, 1/15/2023 (b)	25,000	26,035
MSD of Wabash County Multi-School Building Corp., First Mortgage Rev., 3.40%, 7/15/2022	25,000	25,061
MSD of Wash Township School Building Corp., First Mortgage, Unlimited Property Tax Rev., 5.00%, 7/15/2022	50,000	51,461
Mt. Vernon School Building Corp., First Mortgage, Ad Valorem Property Tax Series 2016B, Rev., 5.00%, 1/15/2025	100,000	113,664
Muncie Sanitary District Series 2016A, Rev., NATL-RE, 2.00%, 1/1/2022	70,000	70,090
New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	70,000	73,635
New Palestine Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax
Rev., 4.00%, 7/15/2022	25,000	25,589
Rev., 4.00%, 1/15/2023	45,000	46,886
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	38,633
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax
Rev., 5.00%, 1/15/2023	20,000	21,029
Rev., 5.00%, 7/15/2023	35,000	37,586
North Montgomery High School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 1/15/2022	25,000	25,112
North Vermillion School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2022	55,000	56,264
North Webster Community Public Library GO, 4.00%, 1/15/2022	75,000	75,327
North West Hendricks Multi-Building Corp., First Mortgage Series 2016A, Rev., 5.00%, 7/15/2022	50,000	51,499

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Northwest Allen Multi-School Building Corp., First Mortgage, Unlimited Ad Valorem Property Tax Rev., 4.00%, 7/15/2022	20,000	20,471
Northwestern School Building Corp. Rev., 5.00%, 7/15/2022	35,000	36,016
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2022	25,000	25,584
Pike Township Metropolitan School District GO, 5.00%, 1/15/2022	40,000	40,228
Pike Township Multi-School Building Corp., First Mortgage
Rev., 5.00%, 1/15/2024	320,000	350,786
Rev., 5.00%, 7/15/2024	350,000	391,163
Rev., 5.00%, 1/15/2025	335,000	381,335
Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding
Rev., 5.00%, 1/15/2023	40,000	42,128
Series 2019A, Rev., 5.00%, 7/15/2023	35,000	37,663
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2022	20,000	20,595
Portage Township Multi-School Building Corp., First Mortgage Rev., 2.00%, 1/15/2023	60,000	61,147
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2023	20,000	21,500
COP, 5.25%, 7/1/2023	50,000	53,946
Purdue University, Student Facilities System Series 2015A, Rev., 5.00%, 7/1/2022	50,000	51,409
Purdue University, Student Fee Series AA, Rev., 5.00%, 7/1/2022	90,000	92,536
Scott County School District No. 2 Middle School Building Corp., First Mortgage Rev., 5.00%, 1/15/2022	100,000	100,569
South Bend Community School Building Corp., First Mortgage
Rev., 4.00%, 1/15/2022	60,000	60,274
Rev., 4.00%, 7/15/2022	30,000	30,707
Rev., 4.00%, 1/15/2023	30,000	31,264
Rev., 5.00%, 1/15/2023	75,000	78,999
Rev., 5.00%, 7/15/2023	90,000	96,832

Investments	Principal Amount ($)	Value ($)
South Bend Redevelopment Authority Rev., 3.00%, 2/1/2022	25,000	25,114
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	44,214
South Madison Middle School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	25,000	25,727
South Vermillion Middle School Building Corp., First Mortgage Series 2016A, Rev., 3.00%, 1/15/2024	50,000	52,540
Southeast Dubois County School Building Corp., First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	640,000	646,291
Southmont School Building Corp. Rev., 4.00%, 7/15/2022	45,000	46,071
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 1/15/2023	75,000	79,016
Rev., 5.00%, 1/15/2025	20,000	22,746
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2022	75,000	75,433
Town of Plainfield, Sewage Works Series 2020B, Rev., 2.00%, 1/1/2023	330,000	335,383
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	38,063
Valparaiso Middle School Building Corp., AD Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	100,000	100,324
Vigo County Building Corp. Rev., 4.00%, 7/15/2022	50,000	51,146
Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	128,743
Warsaw Multi-School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2022	100,000	102,292
Rev., 5.00%, 7/15/2022	45,000	46,309
Rev., 5.00%, 1/15/2023	85,000	89,413
Washington Township Building Corp., Indiana Lease Rental Bonds Rev., 4.00%, 7/15/2024	100,000	108,750
Wayne Township School Building Corp. Rev., 4.00%, 7/15/2022	400,000	409,292

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wayne Township School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2015A, Rev., 4.00%, 1/15/2022	200,000	200,893
Rev., 5.00%, 7/15/2022	30,000	30,882
West Clark 2000 School Building Corp., First Mortgage
Rev., 4.00%, 1/15/2023	45,000	46,834
Rev., 5.00%, 1/15/2023	25,000	26,298
West Lafayette Redevelopment Authority, Recreation Center Project
Rev., 4.00%, 2/1/2023	150,000	156,241
Rev., 4.00%, 8/1/2023	150,000	158,580
West Lafayette School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	80,000	82,379
West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	35,000	37,604
Westfield High School Building Corp., Unlimited Ad Valorem Property Tax, First Mortgage Series 2018B, Rev., 4.00%, 1/15/2022	25,000	25,109
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	26,275
Whiting Sanitation District GO, 3.00%, 1/15/2022	50,000	50,159
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Rev., 4.00%, 1/15/2022	35,000	35,152
Rev., 4.00%, 7/15/2022	35,000	35,780
Rev., 4.00%, 1/15/2023	130,000	135,164
Rev., 4.00%, 7/15/2023	85,000	89,810
Rev., 4.00%, 1/15/2024	85,000	91,199
Rev., 4.00%, 7/15/2024	35,000	38,110
Rev., 4.00%, 1/15/2025	145,000	160,100
Rev., 4.00%, 7/15/2025	145,000	162,145
Rev., 4.00%, 1/15/2026	150,000	169,751
Zionsville Community Schools Building Corp., First Mortgage
Series 2014B, Rev., 4.00%, 7/15/2022	25,000	25,568
Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	24,375

Total Indiana		38,941,706

Iowa — 0.8%
Ames Community School District GO, 5.00%, 6/1/2023	25,000	26,764

Investments	Principal Amount ($)	Value ($)
Ankeny Community School District
Series 2015A, GO, 4.00%, 6/1/2022	245,000	249,653
Series 2021A, GO, 5.00%, 6/1/2022	115,000	117,755
Series 2015A, GO, 5.00%, 6/1/2023	20,000	21,414
Series 2021A, GO, 5.00%, 6/1/2023	130,000	139,191
City of Ankeny
Series 2017A, GO, 5.00%, 6/1/2022	60,000	61,450
Series 2018A, GO, 5.00%, 6/1/2023	185,000	198,224
City of Ankeny, Capital Loan Series 2014G, GO, 5.00%, 6/1/2022	20,000	20,483
City of Bettendorf
Series 2017D, GO, 5.00%, 6/1/2022	90,000	92,110
Series 2013A, GO, 4.00%, 6/1/2023	50,000	52,688
City of Cedar Falls
Rev., 5.00%, 12/1/2021	25,000	25,000
Rev., 5.00%, 12/1/2023	100,000	109,322
City of Cedar Rapids Series 2017A, GO, 5.00%, 6/1/2022	100,000	102,411
City of Cedar Rapids, Sewer Series 2018C, Rev., 5.00%, 6/1/2022	85,000	87,036
City of Des Moines
Series 2016B, GO, 5.00%, 6/1/2022	115,000	117,767
Series 2020D, GO, 5.00%, 6/1/2022	35,000	35,842
Series 2016B, GO, 4.00%, 6/1/2023	25,000	26,402
GO, 5.00%, 6/1/2024	50,000	55,780
City of Des Moines, Capital Loan Notes
Series 2014E, GO, 5.00%, 6/1/2022	85,000	87,045
Series 2018A, GO, 5.00%, 6/1/2022	70,000	71,684
City of Des Moines, Stormwater Management Utility Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,601
City of North Liberty, Urban Renewal Series 2017B, GO, 2.00%, 6/1/2022	50,000	50,450
City of Sioux City
GO, 5.00%, 6/1/2023	25,000	26,740

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Urbandale, Urban Renewal Series 2019B, GO, 4.00%, 6/1/2022	100,000	101,884
City of Waukee Series 2021A, GO, 5.00%, 6/1/2022	60,000	61,428
City of West Des Moines
Series 2017C, GO, 5.00%, 6/1/2022	85,000	87,058
Series 2017E, GO, 5.00%, 6/1/2022	80,000	81,937
City of West Des Moines, Urban Renewal
Series 2016D, GO, 4.00%, 6/1/2022	55,000	56,058
Series 2017D, GO, 5.00%, 6/1/2023	55,000	58,915
County of Hamilton Series 2020A, GO, 2.00%, 6/1/2022	50,000	50,430
County of Polk Series 2017C, GO, 5.00%, 6/1/2023	20,000	21,427
County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	26,275
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2022	30,000	30,714
Des Moines Waterworks Board Series 2012B, Rev., 3.00%, 12/1/2021	150,000	150,000
GMG Community School District GO, 4.00%, 6/1/2023	40,000	42,045
Iowa Central Community College GO, 4.00%, 6/1/2023	95,000	100,210
Iowa City Community School District
GO, 5.00%, 6/1/2022	190,000	194,581
Rev., 5.00%, 6/1/2022	500,000	511,699
Iowa Finance Authority Rev., 5.00%, 8/1/2022	20,000	20,645
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.63%, 12/9/2021(d)(f)	7,500,000	7,497,854

Investments	Principal Amount ($)	Value ($)
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.05%, 12/9/2021 (C)	4,015,000	4,015,000
Series 2017C, Rev., GNMA/FNMA/FHLMC, 1.70%, 1/1/2023	165,000	167,231
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2022	195,000	201,291
Series 2019A, Rev., 5.00%, 8/1/2022	50,000	51,613
Iowa Finance Authority, Unitypoint Health
Series 2016E, Rev., 5.00%, 8/15/2022	300,000	310,044
Series 2018B, Rev., 5.00%, 2/15/2025	340,000	387,793
Iowa State University of Science and Technology, Academic Building Series 2016ISU, Rev., 3.00%, 7/1/2022	25,000	25,411
Iowa State University of Science and Technology, Athletic Facilities Rev., 5.00%, 7/1/2022	85,000	87,354
Iowa State University of Science and Technology, Recreational System Facilities
Series 2017A, Rev., 3.00%, 7/1/2022	50,000	50,805
Series 2017A, Rev., 3.00%, 7/1/2023	50,000	52,092
Janesville Consolidated School District GO, 3.00%, 6/1/2023	25,000	25,960
Kirkwood Community College
Series 2020A, GO, 4.00%, 6/1/2022	100,000	101,869
Series 2020A, GO, 4.00%, 6/1/2023	125,000	131,855
Kirkwood Community College, Merged Area X Series 2020C, GO, 4.00%, 6/1/2022	20,000	20,374
Monticello Community School District GO, 5.00%, 5/1/2022	50,000	50,975
North Polk Community School District Series 2017A, GO, 3.00%, 6/1/2023	30,000	31,106
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2021A, Rev., 5.00%, 9/1/2022	55,000	56,978

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rev., 4.00%, 10/1/2022 (b)	100,000	102,819
Series 2016SUI, Rev., 5.00%, 9/1/2023	65,000	70,356
Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	29,158
State of Iowa, IJOBS Program, Special Obligation
Series 2016A, Rev., 5.00%, 6/1/2022	560,000	573,359
Series 2020A, GO, 5.00%, 6/1/2022	25,000	25,597
Series 2016A, Rev., 5.00%, 6/1/2023	140,000	149,876
State of Iowa, Special Obligation
Rev., 5.00%, 6/15/2022	35,000	35,900
Rev., 5.00%, 6/15/2023	25,000	26,807
University of Iowa (The), Academic Building Series 2016SUI, Rev., 3.00%, 7/1/2023	135,000	140,889
University of Iowa (The), Recreational Facilities
Series 2017B, Rev., 4.00%, 7/1/2022	95,000	97,131
Series 2017SUI, Rev., 5.00%, 7/1/2022	70,000	71,977
Series 2017B, Rev., 4.00%, 7/1/2023	20,000	21,181
University of Iowa (The), The State University of Iowa Series 2014B, Rev., 5.00%, 7/1/2022	20,000	20,565
Waukee Community School District
GO, 5.00%, 6/1/2022	135,000	138,248
Series 2014C, GO, 5.00%, 6/1/2022	110,000	112,646
Series 2016B, GO, 5.00%, 6/1/2022	250,000	256,015
Series 2019A, GO, 5.00%, 6/1/2022	45,000	46,083
Series 2019A, GO, 5.00%, 6/1/2023	120,000	128,503
Waukee Community School District, Capital Loan Notes Series 2016A, GO, 4.00%, 6/1/2022	140,000	142,673
Webster City Community School District Series 2010-A, GO, 4.00%, 6/1/2022	35,000	35,627

Total Iowa		18,887,133

Kansas — 0.6%

Investments	Principal Amount ($)	Value ($)
Blue Valley Recreation Commission
Series A, COP, AGM, 5.00%, 10/1/2022	25,000	25,983
Series B, COP, AGM, 5.00%, 10/1/2023	30,000	32,550
Butler County Unified School District No. 206 Remington GO, AGM, 5.00%, 9/1/2022	40,000	41,386
Butler County Unified School District No. 375 Circle Series 2013-1, GO, AGM, 3.38%, 9/1/2023 (b)	20,000	21,063
City of Derby
Series 2015C, GO, 3.00%, 12/1/2022	20,000	20,548
Series 2019-A, GO, 5.00%, 12/1/2022	30,000	31,420
City of Goddard
Series 2021-1, GO, 4.00%, 10/1/2022	40,000	41,262
Series 2019-1, GO, 3.00%, 12/1/2022	125,000	125,281
City of Lawrence, Improvement
Series 2015-A, GO, 3.00%, 9/1/2022	30,000	30,640
Series 2017D, GO, 5.00%, 9/1/2022	180,000	186,529
City of Lawrence, Water & Sewage System Series 2016-A, Rev., 5.00%, 11/1/2022	50,000	52,213
City of Manhattan GO, 5.00%, 11/1/2022	30,000	31,322
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	220,000	220,062
City of Olathe
Series 233, GO, 3.00%, 10/1/2022	135,000	138,139
Series 230, GO, 5.00%, 10/1/2022	155,000	161,176
Series 231, GO, 5.00%, 10/1/2022	75,000	77,988
Series 234, GO, 4.25%, 10/1/2023	75,000	80,421
Series 230, GO, 5.00%, 10/1/2023	145,000	157,465
City of Shawnee, Internal Improvement Series 2019A, GO, 5.00%, 12/1/2021	50,000	50,000
City of Topeka Series 2021A, GO, 4.00%, 8/15/2022	35,000	35,941

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Wichita
Series 2015A, GO, 5.00%, 12/1/2021	75,000	75,000
Series 2017A, GO, 5.00%, 12/1/2021	155,000	155,000
Series 2020A, GO, 3.00%, 6/1/2022	25,000	25,353
Series 811, GO, 5.00%, 6/1/2022	60,000	61,444
Series 818, GO, 5.00%, 6/1/2022	60,000	61,443
Series 2012A, GO, 4.00%, 9/1/2022	25,000	25,714
GO, 5.00%, 12/1/2022	115,000	120,513
City of Wichita, Sales Tax GO, 5.00%, 10/1/2022	160,000	166,402
County of Anderson Series 2013A, GO, AGM, 4.75%, 8/1/2023 (b)	30,000	32,221
County of Johnson, Internal Improvement
Series 2015A, GO, 5.00%, 9/1/2022	20,000	20,710
Series 2018A, GO, 5.00%, 9/1/2022	20,000	20,710
County of Shawnee COP, 3.00%, 9/1/2024	35,000	37,248
County of Shawnee, Public Building Commission, Kansas Expocentre Project Rev., 4.00%, 9/1/2022	25,000	25,690
Dickson County Public Building Commission, Courthouse Project Rev., 3.00%, 8/1/2022	25,000	25,455
Douglas County Unified School District No. 497 Lawrence Series 2016-A, GO, 5.00%, 9/1/2022	30,000	31,072
Ford County Unified School District No. 443 Dodge City
Series 2015A, GO, 2.00%, 3/1/2022	25,000	25,107
Series 2015A, GO, 5.00%, 3/1/2023	65,000	68,715
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2022	150,000	155,835
Johnson County Community College Foundation, Inc., Student Common and Parking System Rev., 4.00%, 11/15/2022	100,000	103,533

Investments	Principal Amount ($)	Value ($)
Johnson County Park and Recreation District Series 2013A, COP, 5.00%, 9/1/2022	125,000	129,437
Johnson County Public Building Commission
Series 2012A, Rev., 3.00%, 9/1/2022	25,000	25,520
Series 2018A, Rev., 5.00%, 9/1/2022	50,000	51,787
Johnson County Unified School District No. 233 Olathe
Series 2017B, GO, 3.00%, 9/1/2022	30,000	30,629
Series 2016A, GO, 4.00%, 9/1/2022	35,000	35,995
Series 2017A, GO, 4.00%, 9/1/2022	105,000	107,984
Series 2016B, GO, 5.00%, 9/1/2022	100,000	103,588
Series 2016C, GO, 5.00%, 9/1/2022	60,000	62,153
Series 2016C, GO, 5.00%, 9/1/2023	50,000	54,092
Johnson County Water District No. 1 Rev., 3.00%, 1/1/2023	50,000	51,514
Kansas Development Finance Authority
Series 2016C, Rev., 4.00%, 5/1/2022	60,000	60,945
Series 2015A, Rev., 5.00%, 5/1/2024	75,000	79,918
Series 2015A, Rev., 5.00%, 5/1/2025	110,000	117,212
Series 2015A, Rev., 5.00%, 5/1/2026	70,000	74,579
Kansas Development Finance Authority, Kansas Department of Commerce Impact Program
Series 2020T, Rev., 5.00%, 6/1/2022	540,000	552,827
Series 2020T, Rev., 5.00%, 12/1/2022	240,000	251,356
Kansas Development Finance Authority, Kansas Department of Health and Environment Rev., 5.00%, 5/1/2022	140,000	142,807
Kansas Development Finance Authority, Kansas State University Housing Projects
Series 2014D-2, Rev., 5.00%, 4/1/2024	125,000	126,932
Series 2014D-2, Rev., 5.00%, 4/1/2025	350,000	355,349

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount $)	Value ($)
Kansas Development Finance Authority, Kansas State University Project
Series 2016A, Rev., 4.00%, 3/1/2022	60,000	60,569
Series 2021A, Rev., 5.00%, 5/1/2022	100,000	101,996
Series 2015B, Rev., 5.00%, 5/1/2023	245,000	261,316
Kansas Development Finance Authority, National Bio and Agro-Defense Facility
Series 2015G, Rev., 5.00%, 4/1/2022	150,000	152,394
Series 2015G, Rev., 5.00%, 4/1/2023	100,000	106,279
Series 2015G, Rev., 5.00%, 4/1/2025	70,000	74,318
Series 2015G, Rev., 5.00%, 4/1/2026	775,000	822,804
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2022	185,000	193,032
Series 2020R, Rev., 5.00%, 11/1/2022	350,000	365,195
Kansas Development Finance Authority, University Housing Projects Rev., 5.00%, 4/1/2022	350,000	355,586
Kansas Development Finance Authority, University of Kansas Project Series 2020B, Rev., 5.00%, 5/1/2023	115,000	122,591
Kansas Development Finance Authority, University Project
Series 2014C, Rev., 5.00%, 5/1/2022	100,000	101,967
Series 2017A, Rev., 5.00%, 5/1/2022	140,000	142,753
Kansas Independent College Finance Authority, Ottawa University Series 2021C, Rev., RAN, 4.13%, 5/1/2022	1,250,000	1,261,816
Kansas Power Pool, Dogwood Energy Facility Series 2012A, Rev., 5.00%, 12/1/2021	425,000	425,000
Kansas Turnpike Authority Series 2020A, Rev., 3.00%, 9/1/2022	70,000	71,472

Investments	Principal Amount ($)	Value ($)
Neosho County Unified School District No. 413 GO, AGM, 4.00%, 9/1/2023 (b)	25,000	26,614
Reno County Unified School District No. 310 GO, 3.00%, 9/1/2022	125,000	127,506
Reno County Unified School District No. 313 Buhler Series A, GO, 4.00%, 9/1/2022 (b)	220,000	226,256
Sedgwick County Unified School District No. 259 Wichita
Series 2017-A, GO, 3.00%, 10/1/2022	420,000	429,838
Series 2017A, GO, 4.00%, 10/1/2023	90,000	96,078
Sedgwick County Unified School District No. 261 Haysville GO, 4.00%, 11/1/2022	50,000	51,687
Sedgwick County Unified School District No. 266 Maize
Series 2015A, GO, 4.00%, 9/1/2022	100,000	102,857
Series 2015A, GO, 4.00%, 9/1/2023 (b)	115,000	122,531
Seward County Unified School District No. 480 Liberal
GO, 5.00%, 9/1/2022 (b)	160,000	165,805
Series 2017-B, GO, 5.00%, 9/1/2023	10,000	10,802
State of Kansas Department of Transportation
Series 2012B, Rev., 5.00%, 9/1/2022	75,000	77,703
Series 2012C, Rev., 5.00%, 9/1/2022	55,000	56,982
Series 2015A, Rev., 5.00%, 9/1/2022	355,000	367,793
Series 2015A, Rev., 5.00%, 9/1/2023	30,000	32,450
Series 2012C, Rev., 5.00%, 9/1/2024	25,000	25,886
Series 2014A, Rev., 5.00%, 9/1/2025	85,000	95,665
University of Kansas Hospital Authority, Health System
Series 2019B, Rev., 5.00%, 3/1/2022	60,000	60,717
Series 2019B, Rev., 5.00%, 3/1/2023	135,000	142,978
Washburn University Rev., 4.00%, 7/1/2022	20,000	20,430

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Washington County Public Building Commission, Law Enforcement Center and Hospital Project Rev., AGM, 5.00%, 9/1/2022 (b)	100,000	103,551
Wyandotte County Unified School District No. 202 Turner GO, 5.00%, 9/1/2022	20,000	20,701
Wyandotte County Unified School District No. 203 Piper Series 2016A, GO, 4.00%, 9/1/2022	100,000	102,834
Wyandotte County-Kansas City Unified Government Utility System
Series 2020-A, Rev., 3.00%, 9/1/2022	25,000	25,488
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	160,000	165,744
Series 2012A, Rev., 5.00%, 9/1/2022	125,000	129,303
Series 2012B, Rev., 5.00%, 9/1/2022	50,000	51,721
Series 2012B, Rev., 5.00%, 9/1/2022 (b)	45,000	46,615
Series B, Rev., 5.00%, 9/1/2022	40,000	41,377
Wyandotte County-Kansas City Unified Government Utility System Improvement
Series 2014A, Rev., 5.00%, 9/1/2022	110,000	113,786
Series 2014A, Rev., 5.00%, 9/1/2024	100,000	112,008
Series 2016-A, Rev., 5.00%, 9/1/2024	100,000	112,007
Wyandotte County-Kansas City Unified Government Utility System, Public Utilities Series 2012A, Rev., 3.25%, 9/1/2022 (b)	25,000	25,567

Total Kansas		13,123,546

Kentucky–0.8%
Augusta Independent School District Finance Corp. Rev., 2.00%, 2/1/2023	45,000	45,828
Barren County School District Finance Corp. Rev., 5.00%, 8/1/2022	50,000	51,559
Bullitt County School District Finance Corp. Series 2, Rev., 2.60%, 7/1/2022	40,000	40,547

Investments	Principal Amount ($)	Value ($)
Campbell Kenton and Boone Counties Sanitation District No. 1 Rev., 5.00%, 8/1/2022	185,000	190,893
Carter County School District Finance Corp., School Building Rev., 2.50%, 2/1/2022	20,000	20,071
City of Ashland, Public Improvement Rev., 2.00%, 4/1/2022	100,000	100,589
City of Bowling Green Series 2016C, GO, 3.00%, 6/1/2022	25,000	25,348
City of Bowling Green, Water & Sewer System Rev., 2.38%, 12/1/2021	25,000	25,000
City of Owensboro Series B, Rev., 4.00%, 1/1/2023	50,000	51,881
City of Owensboro, Electric Light and Power System
Rev., 4.00%, 1/1/2022	110,000	110,326
Series 2019B, Rev., 5.00%, 1/1/2022	235,000	235,885
County of Campbell GO, 2.00%, 12/1/2022	85,000	85,826
County of Kenton, Limited Tax Series 2017A, GO, 5.00%, 4/1/2022	25,000	25,402
County of Rowan GO, 3.00%, 6/1/2023	50,000	51,782
Daviess County School District Finance Corp. Rev., 5.00%, 6/1/2022	40,000	40,936
Daviess County School District Finance Corp., School Building
Rev., 5.00%, 5/1/2022	30,000	30,585
Series 2015B, Rev., 2.00%, 6/1/2022	20,000	20,170
Eastern Kentucky University Series 2012A, Rev., 5.00%, 4/1/2022	40,000	40,601
Eastern Kentucky University, General Receipts Series 2012A, Rev., 5.00%, 4/1/2023	35,000	37,057
Fayette County School District Finance Corp.
Series 2011B, Rev., 2.13%, 3/1/2022	50,000	50,231
Series 2012A, Rev., 4.00%, 4/1/2022	20,000	20,247

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Fort Thomas Independent School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,271
Franklin County School District Finance Corp.
Rev., 4.00%, 5/1/2022	35,000	35,530
Rev., 4.00%, 6/1/2022 (b)	20,000	20,374
Glasgow Electric Plant Board, Electric System Series 2014B, Rev., 2.75%, 12/1/2022	25,000	25,557
Harlan County School District Finance Corp. Rev., 2.00%, 8/1/2022	25,000	25,291
Henry County Public Properties Corp., Court Facilities Project Rev., 5.00%, 6/1/2022	125,000	127,950
Jefferson County School District Finance Corp., School Building Series 2015B, Rev., 4.00%, 12/1/2021	35,000	35,000
Kenton County Public Properties Corp., Court Facilities Project
Rev., 3.00%, 3/1/2023	150,000	154,655
Rev., 3.00%, 3/1/2024	500,000	526,222
Kenton County School District Finance Corp., School Building
Rev., 2.13%, 2/1/2022	60,000	60,184
Series 2013B, Rev., 2.25%, 5/1/2022	25,000	25,205
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series 2015A, Rev., 5.00%, 9/1/2022	175,000	181,239
Series 2020A, Rev., 5.00%, 9/1/2022	30,000	31,070
Series 2013A, Rev., 5.25%, 9/1/2022	385,000	399,444
Series A-1, Rev., 5.00%, 9/1/2023	155,000	167,402
Series 2013A, Rev., 5.25%, 9/1/2023	110,000	119,279
Series 2013A, Rev., 5.25%, 9/1/2024	260,000	281,742
Series 2013A, Rev., 5.25%, 9/1/2025	60,000	64,995
Series A, Rev., 5.00%, 9/1/2026	145,000	162,277
Kentucky Bond Development Corp., St. Elizabeth Medical Center, Inc. Rev., 5.00%, 5/1/2022	160,000	163,113

Investments	Principal Amount ($)	Value ($)
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	105,342
Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	50,000	50,264
Kentucky Housing Corp., Dudley Court Project Series 2020A, Rev., 0.30%, 8/1/2022 (c)	400,000	400,116
Kentucky Infrastructure Authority Series 2016A, Rev., 5.00%, 2/1/2023	20,000	21,105
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund
Series 2012A, Rev., 4.00%, 2/1/2022	25,000	25,159
Series 2018A, Rev., 3.00%, 2/1/2024	25,000	26,417
Kentucky Public Energy Authority, Gas Supply
Series 2018B, Rev., 4.00%, 1/1/2025 (c)	1,095,000	1,202,374
Series 2018C-1, Rev., 4.00%, 6/1/2025 (c)	105,000	115,842
Kentucky Rural Water Finance Corp., Flexible Term Program Series 2020D, Rev., 5.00%, 2/1/2023	135,000	142,264
Kentucky Rural Water Finance Corp., Public Project Construction Series 2020-1, Rev., 0.43%, 12/1/2021	160,000	160,000
Kentucky State Property & Building Commission, Project No. 106
Series 2013A, Rev., 5.00%, 10/1/2022	60,000	62,355
Series 2013A, Rev., 5.00%, 10/1/2023	50,000	54,231
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	35,000	38,003
Kentucky State Property & Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2022	315,000	324,905
Series B, Rev., 5.00%, 8/1/2023	870,000	937,181
Series B, Rev., 5.00%, 8/1/2026	125,000	149,116
Kentucky State Property & Building Commission, Project No. 110 Rev., 5.00%, 8/1/2023	35,000	37,703

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2022	335,000	349,449
Series B, Rev., 5.00%, 11/1/2023	215,000	233,983
Kentucky State Property & Building Commission, Project No. 115
Rev., 5.00%, 4/1/2022	145,000	147,294
Rev., 5.00%, 4/1/2023	100,000	106,224
Kentucky State Property & Building Commission, Project No. 119
Rev., 5.00%, 5/1/2022	215,000	219,256
Rev., 5.00%, 5/1/2023	25,000	26,650
Kentucky State Property & Building Commission, State Fair Board, Project No. 104 Rev., 5.00%, 11/1/2022	230,000	239,920
Kentucky Turnpike Authority, Revitalization Projects
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	200,000	205,642
Series 2013A, Rev., 5.00%, 7/1/2022	50,000	51,352
Series 2016A, Rev., 5.00%, 7/1/2022	300,000	308,114
Series A, Rev., 5.00%, 7/1/2022	120,000	123,245
Series B, Rev., 5.00%, 7/1/2022	530,000	544,334
Series 2014A, Rev., 5.00%, 7/1/2023	305,000	326,763
Series 2016A, Rev., 5.00%, 7/1/2023	185,000	198,201
Series B, Rev., 5.00%, 7/1/2023	495,000	530,320
Series 2014A, Rev., 5.00%, 7/1/2024	35,000	39,011
Series B, Rev., 5.00%, 7/1/2025	95,000	109,742
Letcher County School District Finance Corp. Rev., 3.00%, 6/1/2022	25,000	25,330
Lexington-Fayette Urban County Government Sewer System Series 2014A, Rev., 5.00%, 9/1/2022	100,000	103,611
Lexington-Fayette Urban County Government, Various Purpose
Series 2016D, GO, 5.00%, 5/1/2022	70,000	71,407
Series 2017A, GO, 5.00%, 9/1/2022	70,000	72,528

Investments	Principal Amount ($)	Value ($)
Series 2018A, GO, 5.00%, 10/1/2022	30,000	31,203
Series 2016D, GO, 4.00%, 5/1/2023	115,000	121,121
Series 2017A, GO, 5.00%, 9/1/2023	80,000	86,606
Series 2012B, GO, 3.00%, 7/1/2024	100,000	100,215
Lincoln County School District Finance Corp. Rev., 2.25%, 8/1/2022	20,000	20,252
Louisville and Jefferson County Metropolitan Government
Series 2014D, GO, 5.00%, 12/1/2021	25,000	25,000
Series 2016A, GO, 5.00%, 12/1/2021	180,000	180,000
Series 2017A, GO, 5.00%, 12/1/2021	115,000	115,000
Series 2016A, GO, 5.00%, 12/1/2022	30,000	31,444
Louisville and Jefferson County Metropolitan Government, Catholic Health Initiatives
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	75,000	76,402
Series 2012A, Rev., 4.25%, 6/1/2022	5,000	5,100
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	92,129
Louisville and Jefferson County Metropolitan Government, Center City Project
GO, 5.00%, 12/1/2021	70,000	70,000
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	45,000	45,000
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2023	205,000	222,228
Series 2020B, Rev., 5.00%, 10/1/2023 (c)	420,000	455,427
Series 2016A, Rev., 5.00%, 10/1/2024	660,000	742,489
Louisville and Jefferson County Metropolitan Sewer District Series 2015B, Rev., 5.00%, 5/15/2022	25,000	25,553
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System Rev., 5.00%, 5/15/2022	125,000	127,763

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016C, Rev., 5.00%, 5/15/2022	130,000	132,874
Series 2016C, Rev., 5.00%, 5/15/2023	25,000	26,740
Louisville Water Co.
Series 2014A, Rev., 4.00%, 11/15/2022	30,000	31,095
Rev., 5.00%, 11/15/2023	25,000	27,286
Madison County School District Finance Corp. Rev., 5.00%, 5/1/2022	30,000	30,585
Martin County School District Finance Corp. Rev., 3.00%, 3/1/2023	50,000	51,545
Murray State University Series 2015A, Rev., 4.00%, 3/1/2022	25,000	25,227
Northern Kentucky Water District
Rev., 5.00%, 2/1/2022	135,000	136,074
Series 2016A, Rev., 5.00%, 2/1/2022	50,000	50,398
Series 2013B, Rev., 5.00%, 2/1/2023	175,000	184,670
Oldham County School District Finance Corp. Rev., 2.00%, 9/1/2022	25,000	25,315
Scott County School District Finance Corp.
Rev., 2.00%, 5/1/2023	100,000	102,158
Rev., 5.00%, 6/1/2025	20,000	22,950
Shelby County School District Finance Corp. Rev., 3.00%, 2/1/2022	25,000	25,110
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2022	25,000	25,992
Series 2017A, Rev., 5.00%, 10/1/2022	25,000	25,992
Series 2014A, Rev., 5.00%, 4/1/2023	20,000	21,253
Series 2015A, Rev., 5.00%, 4/1/2023	25,000	26,566
Series 2017B, Rev., 3.00%, 10/1/2023	85,000	89,158
Series 2019A, Rev., 5.00%, 11/1/2023	125,000	136,137
Series 2015B, Rev., 5.00%, 10/1/2024	20,000	22,566
University of Louisville, General Receipts Series 2016C, Rev., 4.00%, 9/1/2022	120,000	123,300

Investments	Principal Amount ($)	Value ($)
Series 2021B, Rev., 5.00%, 9/1/2025	895,000	1,039,879
Series 2021B, Rev., 5.00%, 9/1/2026	945,000	1,131,520
Versailles Public Properties, Inc., KCTCS Project Rev., 5.00%, 12/1/2022	100,000	104,598
Warren County School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,266
Woodford County School District Finance Corp. Series 2012A, Rev., 2.50%, 7/1/2022	20,000	20,034

Total Kentucky		18,064,537

Louisiana—0.9%
Ascension Parish School Board GO, 3.00%, 3/1/2022	25,000	25,178
Central Community School System, Sales Tax Rev., 5.00%, 1/1/2022	100,000	100,382
City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023(b)	85,000	90,724
City of Hammond, Sales and Use Tax Rev., 4.00%, 12/1/2022	40,000	41,523
City of Lafayette
Rev., 5.00%, 11/1/2022	50,000	52,133
Rev., 5.00%, 11/1/2022 (b)	30,000	31,305
City of Lafayette, Publica Improvement, Sales & Use Tax Series 2011ST-D, Rev., 5.00%, 5/1/2022	25,000	25,497
City of Lafayette, Utility Rev., 5.00%, 11/1/2022 (b)	35,000	36,523
City of Lafayette,Sales Tax Series 2018B, Rev., 5.00%, 5/1/2022	30,000	30,596
City of New Orleans
Rev., 5.00%, 6/1/2022	340,000	348,024
Rev., 5.00%, 6/1/2023	15,000	16,047
City of Shreveport Series 2014A, Rev., 5.00%, 12/1/2022	80,000	83,678
City of Shreveport, Water and Sewer Improvement GO, 5.00%, 9/1/2022	200,000	206,547
City of West Monroe, Sales & Use Tax Rev., 2.00%, 12/1/2022	20,000	20,363
Evangeline Parish Road and Drain Sales Tax District No. 1 Rev., AGM, 4.00%, 12/1/2021	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Jefferson Parish School Board, Sales and Use Tax Rev., 4.00%, 2/1/2022	125,000	125,782
Lafayette Consolidated Government
GO, 5.00%, 3/1/2022	35,000	35,416
Rev., AGM, 5.00%, 11/1/2022	150,000	156,300
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2022 (b)	75,000	78,299
Rev., 5.00%, 11/1/2022	25,000	26,078
Lafayette Public Trust Financing Authority Rev., AGM, 3.00%, 10/1/2022	25,000	25,545
Lafourche Parish School Board GO, 4.00%, 3/1/2022	25,000	25,224
Louisiana Energy & Power Authority, Power Project
Series 2013A, Rev., AGM, 5.00%, 6/1/2023 (b)	75,000	80,220
Series 2013A, Rev., AGM, 5.25%, 6/1/2023 (b)	20,000	21,467
Louisiana Housing Corp., Valencia Park Project Rev., 0.35%, 11/1/2022 (c)	2,000,000	2,000,526
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Public Rev., 5.00%, 11/1/2023	100,000	108,769
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Project
Rev., 5.00%, 12/1/2021	50,000	50,000
Rev., 5.00%, 12/1/2022	25,000	26,193
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier Project Rev., 5.00%, 6/1/2022	200,000	204,690
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson CPZ Beautification Rev., 4.00%, 10/1/2025	130,000	146,328
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	106,154

Investments	Principal Amount ($)	Value ($)
Louisiana Local Government Environmental Facilities and Community Development Authority, Parish of East Baton Rough Road Improvements Project Rev., 5.00%, 8/1/2022	25,000	25,781
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project Series 2017A, Rev., 3.00%, 10/1/2022	75,000	76,668
Louisiana Office Facilities Corp., State Capitol Complex Program
Rev., 5.00%, 11/1/2022	225,000	234,577
Rev., 5.00%, 11/1/2023	125,000	135,685
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System
Rev., 4.00%, 7/1/2022 (b)	170,000	173,733
Rev., 5.00%, 7/1/2022 (b)	505,000	519,019
Louisiana Public Facilities Authority, Hurricane Recovery Program
Rev., 5.00%, 6/1/2022	100,000	102,360
Rev., 5.00%, 6/1/2025	170,000	189,182
Louisiana Public Facilities Authority, Lafayette General Health System Project
Rev., 4.00%, 11/1/2025 (b)	605,000	687,132
Rev., 5.00%, 11/1/2025 (b)	160,000	187,915
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 5/15/2022	100,000	102,104
Series 2002B, Rev., 5.50%, 5/15/2022 (b)	75,000	76,780
Rev., 5.00%, 5/15/2023	225,000	239,905
Rev., 5.00%, 5/15/2025 (c)	250,000	287,798
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	25,000	26,204
Rev., 5.00%, 12/15/2026	130,000	156,952
Louisiana State Citizens Property Insurance Corporate Assessment Rev., AGM, 5.00%, 6/1/2022 (b)	175,000	179,185
Louisiana State University, Agricultural and Mechanical College Rev., 5.00%, 7/1/2022	50,000	51,337
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 5.00%, 7/1/2022	25,000	25,669

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016A, Rev., 5.00%, 7/1/2022	375,000	385,030
Parish of Lafourche, Sales Tax Public Improvement Rev., 4.00%, 3/1/2022	50,000	50,459
Parish of Plaquemines Rev., 5.00%, 3/1/2025	100,000	113,195
Parish of St. Bernard, Sales Tax Rev., 4.00%, 3/1/2022	45,000	45,413
Parish of St. John the Baptist, Marathon Oil Corp. Series 2017A-1, Rev., 2.00%, 4/1/2023 (c)	45,000	45,809
Richland Parish School District No. 4 GO, AGM, 4.00%, 3/1/2023	50,000	52,192
St. Charles Parish School Board Rev., 5.00%, 8/1/2022	20,000	20,610
St. Charles Parish School District No. 1 GO, 5.00%, 3/1/2022	50,000	50,595
St. John the Baptist Parish School Board, Sales Tax Rev., 4.50%, 4/1/2022	300,000	304,141
St. Tammany Parish Hospital Service District No. 2 GO, 3.00%, 3/1/2022	25,000	25,166
St. Tammany Parish Sales Tax District No. 3 Rev., 5.00%, 6/1/2023	25,000	26,756
St. Tammany Parish Wide School District No. 12 Series 2017A, GO, 3.00%, 3/1/2022	55,000	55,382
GO, 5.00%, 3/1/2022	75,000	75,892
GO, 5.00%, 3/1/2023	50,000	52,949
State of Louisiana
Series D-1, GO, 5.00%, 12/1/2021	120,000	120,000
Series 2012C, GO, 5.00%, 7/15/2022	350,000	360,496
Series 2012-C, GO, 5.00%, 7/15/2022 (b)	185,000	190,538
Series 2013-C, GO, 5.00%, 7/15/2022	400,000	411,995
Series 2012-A, GO, 5.00%, 8/1/2022	350,000	361,244
Series 2012-A, GO, 5.00%, 8/1/2022 (b)	305,000	314,778
Series 2014-C, GO, 5.00%, 8/1/2022	25,000	25,803
Series 2016-B, GO, 5.00%, 8/1/2022	85,000	87,731
Rev., 5.00%, 9/1/2022	225,000	233,108

Investments	Principal Amount ($)	Value ($)
Series 2019A, Rev., 5.00%, 9/1/2022	20,000	20,721
Series D-1, GO, 5.00%, 12/1/2022	25,000	26,201
Series 2014A, GO, 5.00%, 2/1/2023	40,000	42,200
Series 2015-A, GO, 5.00%, 5/1/2023	20,000	21,329
Series 2013A, Rev., 5.00%, 6/15/2023 (b)	105,000	112,667
Series 2014-C, GO, 5.00%, 8/1/2023	10,000	10,777
Rev., 5.00%, 9/1/2023	15,000	16,239
Series 2019A, Rev., 5.00%, 9/1/2023	35,000	37,890
Series 2014-C, GO, 5.00%, 8/1/2024	50,000	56,145
Series 2016-B, GO, 5.00%, 8/1/2026	70,000	83,968
State of Louisiana Gasoline and Fuels Tax
Series 2012A-1, Rev., 4.00%, 5/1/2022	50,000	50,798
Series 2012A-1, Rev., 5.00%, 5/1/2022	215,000	219,319
Series 2012A-1, Rev., 5.00%, 5/1/2022 (b)	55,000	56,107
Series 2012A-1, Rev., 5.00%, 5/1/2023	25,000	25,487
Series B, Rev., 5.00%, 5/1/2023	100,000	106,645
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2017D, Rev., 0.55%, 5/1/2022 (c)	5,290,000	5,291,433
Series B, Rev., 5.00%, 5/1/2022	50,000	51,004
Series 2017A, Rev., 0.60%, 5/1/2023 (c)	2,305,000	2,305,926
Series B, Rev., 5.00%, 5/1/2023	25,000	26,661
Terrebonne Levee and Conservation District, Sales Tax
Rev., 4.00%, 7/1/2023 (b)	150,000	158,785
Rev., 5.00%, 7/1/2023 (b)	120,000	128,919
Zachary Community School District No. 1 GO, 3.25%, 3/1/2022 (b)	25,000	25,191

Total Louisiana		20,137,191

Maine—0.2%
City of Augusta Series 2015B, GO, 3.00%, 5/1/2022	25,000	25,280

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Bangor
Series 2012B, GO, 3.00%, 7/15/2022 (b)	25,000	25,436
Series 2012B, GO, 4.00%, 7/15/2022 (b)	20,000	20,475
City of Lewiston, Public Improvement GO, 4.00%, 4/15/2023	25,000	26,294
City of Portland GO, 5.00%, 4/1/2022	25,000	25,401
City of South Portland Series 2020A, GO, 5.00%, 8/15/2022	50,000	51,699
County of Cumberland
GO, 3.00%, 12/1/2022 (b)	25,000	25,696
GO, 2.00%, 4/1/2023	30,000	30,705
Maine Governmental Facilities Authority Series 2015B, Rev., 2.00%, 10/1/2023	10,000	10,305
Maine Governmental Facilities Authority, Lease Rental
Series 2015B, Rev., 5.00%, 10/1/2022	30,000	31,193
Series 2020A, Rev., 5.00%, 10/1/2022	45,000	46,789
Maine Health and Higher Educational Facilities Authority
Series 2014A, Rev., 5.00%, 7/1/2023	170,000	182,295
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	26,817
Series 2020A, Rev., 5.00%, 7/1/2023 (b)	600,000	644,324
Series 2020B, Rev., 4.00%, 7/1/2024	150,000	162,141
Maine Health and Higher Educational Facilities Authority, Bridgton Hospital Series 2017A, Rev., 5.00%, 7/1/2023	830,000	891,004
Maine Municipal Bond Bank
Series 2016A, Rev., 3.00%, 11/1/2022	40,000	41,029
Series B, Rev., 4.00%, 11/1/2022	50,000	51,743
Series 2010C, Rev., 5.00%, 11/1/2022	145,000	151,377
Series 2012B, Rev., 5.00%, 11/1/2022	30,000	31,319
Series 2015A, Rev., 5.00%, 11/1/2022	75,000	78,299
Series 2016B, Rev., 5.00%, 11/1/2022	55,000	57,419

Investments	Principal Amount ($)	Value ($)
Series 2018A, Rev., 5.00%, 11/1/2022	55,000	57,419
Series 2019A, Rev., 5.00%, 11/1/2022	50,000	52,199
Series C, Rev., 5.00%, 11/1/2022	130,000	135,717
Series D, Rev., 5.00%, 11/1/2022	145,000	151,377
Series 2020A, Rev., 5.00%, 9/1/2023	40,000	43,296
Series 2016C, Rev., 4.00%, 11/1/2023	25,000	26,776
Rev., 5.00%, 11/1/2023	195,000	212,571
Series 2018B, Rev., 5.00%, 11/1/2023	20,000	21,802
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2022	185,000	191,653
Maine School Administrative District No. 51
GO, 2.50%, 10/15/2022	100,000	101,980
GO, 4.00%, 8/1/2025	50,000	56,303
Maine State Housing Authority Series 2016A, Rev., 1.70%, 11/15/2022	25,000	25,303
Maine Turnpike Authority
Rev., 5.00%, 7/1/2022	45,000	46,257
Series 2012A, Rev., 5.00%, 7/1/2022	25,000	25,699
Rev., 5.00%, 7/1/2023	10,000	10,747
Series 2012A, Rev., 3.00%, 7/1/2025	100,000	101,487
Regional School Unit No. 1 Lower Kennebec Region School Unit GO, 5.00%, 11/1/2022	75,000	78,291
State of Maine
Series 2014B, GO, 5.00%, 6/1/2022	75,000	76,812
Series 2016B, GO, 5.00%, 6/1/2022	30,000	30,725
Series 2017B, GO, 5.00%, 6/1/2022	75,000	76,812
Series 2017B, GO, 5.00%, 6/1/2023	10,000	10,715
Town of Scarborough
GO, 4.00%, 11/1/2022 (b)	20,000	20,697
GO, 5.00%, 11/1/2022	25,000	26,099
University of Maine System Rev., 5.00%, 3/1/2025	55,000	62,962

Total Maine		4,280,739

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Maryland—0.7%
City of Annapolis, Public Improvement Series 2017B, GO, 5.00%, 8/1/2022	25,000	25,798
City of Baltimore
Series 2013D, Rev., 5.00%, 7/1/2022	25,000	25,698
Series 2021A, GO, 4.00%, 10/15/2022	20,000	20,660
Series 2013B, GO, 5.00%, 10/15/2022	25,000	26,042
Series 2014A, GO, 5.00%, 10/15/2022	55,000	57,293
City of Baltimore, Consolidated Public Improvement
Series 2013A, GO, 4.00%, 10/15/2022 (b)	35,000	36,162
Series 2013A, GO, 5.00%, 10/15/2022	40,000	41,668
City of Baltimore, Wastewater Projects
Series 2013C, Rev., 5.00%, 7/1/2022	25,000	25,698
Series 2013C, Rev., 5.00%, 7/1/2023	30,000	32,235
City of Baltimore, Water Projects
Series 2013A, Rev., 5.00%, 7/1/2022	100,000	102,794
Series 2013B, Rev., 5.00%, 7/1/2022	25,000	25,698
City of Baltimore,Exempted Tax
Series 2017A, GO, 5.00%, 10/15/2022	25,000	26,042
City of Frederick
GO, 5.00%, 9/1/2022	25,000	25,903
City of Rockville
Series 2014B, GO, 5.00%, 6/1/2022	20,000	20,482
County of Anne Arundel
GO, 5.00%, 10/1/2022	140,000	145,614
GO, 5.00%, 4/1/2023	10,000	10,636
County of Anne Arundel, Arundel Mills Project
Rev., GTD, 5.00%, 7/1/2023	50,000	53,758
County of Anne Arundel, Consolidated
General Improvements GO, 5.00%, 4/1/2022	195,000	198,132
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 2/1/2022	55,000	55,440
GO, 5.00%, 8/1/2022 (b)	125,000	129,007
Series 2014B, GO, 5.00%, 8/1/2022	25,000	25,806
GO, 5.00%, 3/1/2023	70,000	74,201

Investments	Principal Amount ($)	Value ($)
County of Baltimore, Equipment Acquisition Program
COP, 5.00%, 3/1/2022	420,000	425,049
COP, 5.00%, 10/1/2022	125,000	130,013
County of Baltimore, Metropolitan District GO, 5.00%, 8/1/2022	70,000	72,258
County of Baltimore, Metropolitan District 76th Issue GO, 5.00%, 2/1/2023	25,000	26,403
County of Baltimore, Metropolitan District, 74th Issue GO, 4.00%, 2/1/2022	30,000	30,191
County of Baltimore, Metropolitan District, Public Improvement Series 2014C, GO, 4.00%, 9/1/2022	25,000	25,720
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 4/1/2022	25,000	25,315
GO, 5.00%, 5/1/2022	30,000	30,598
GO, 5.00%, 7/1/2022	110,000	113,067
County of Carroll, Consolidated Public Improvement
Series 2019A, GO, 4.00%, 11/1/2022	40,000	41,405
GO, 5.00%, 11/1/2022	30,000	31,328
County of Cecil GO, 4.00%, 12/1/2022	130,000	134,951
County of Cecil, Consolidated Public Improvement GO, 4.00%, 2/1/2022	75,000	75,475
County of Cecil, County Commissioners, Consolidated Public Improvement GO, 3.38%, 11/1/2022 (b)	25,000	25,724
County of Charles, Consolidated Public Improvement
GO, 5.00%, 10/1/2022	70,000	72,819
GO, 5.00%, 11/1/2022	25,000	26,107
County of Charles, Tax Exempt GO, 4.00%, 2/1/2022	25,000	25,159
County of Frederick, Public Facilities
GO, 4.00%, 8/1/2022	115,000	117,940
Series 2016A, GO, 5.00%, 8/1/2022	25,000	25,805
County of Harford, Consolidated Public Improvement GO, 5.00%, 9/15/2022	175,000	181,631
County of Harford, Public Improvement GO, 5.00%, 10/1/2022	25,000	26,000
County of Howard

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015A, GO, 3.38%, 2/15/2023 (b)	20,000	20,754
County of Howard, Consolidated Public Improvement
Series 2014A, GO, 5.00%, 2/15/2022	30,000	30,297
Series 2017B, GO, 5.00%, 2/15/2023	35,000	37,027
County of Howard, Metropolitan District Project
Series 2019B, GO, 5.00%, 8/15/2022	50,000	51,707
Series 2015A, GO, 3.25%, 2/15/2023 (b)	25,000	25,905
County of Montgomery, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2022	25,000	26,007
Series 2017D, GO, 3.00%, 11/1/2022	100,000	102,601
Series 2017A, GO, 5.00%, 11/1/2022	25,000	26,106
Series 2015B, GO, 5.00%, 12/1/2022	40,000	41,930
Series 2016A, GO, 5.00%, 12/1/2022	25,000	26,206
Series 2015B, GO, 5.00%, 12/1/2023	115,000	125,793
County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	75,188
County of Montgomery, Montgomery College Series 2016A, COP, 5.00%, 11/1/2022	50,000	52,213
County of Prince George’s, Consolidated Public Improvement
Series 2013B, GO, 4.00%, 3/1/2022	160,000	161,528
Series 2016B, GO, 4.00%, 7/15/2022	100,000	102,380
Series 2019A, GO, 5.00%, 7/15/2022	40,000	41,200
Series 2013C, GO, 5.00%, 8/1/2022	175,000	180,598
Series 2014A, GO, 5.00%, 9/1/2022	70,000	72,528
County of Queen Anne’s, Public Facilities
GO, 5.00%, 7/1/2022	25,000	25,700
GO, 5.00%, 1/15/2023	50,000	52,672
County of St. Mary’s, Consolidated Public Improvement GO, 5.00%, 8/1/2022	65,000	67,075

Investments	Principal Amount ($)	Value ($)
County of Washington
GO, 4.00%, 1/1/2022	80,000	80,251
GO, 4.00%, 1/1/2023	90,000	93,705
County of Washington, Consolidated Public Improvement GO, 4.00%, 7/1/2023	30,000	31,772
County of Washington, Public Improvement GO, 3.00%, 7/1/2022 (b)	40,000	40,654
County of Wicomico, Public Improvement
GO, 5.00%, 10/1/2022	25,000	25,996
GO, 5.00%, 11/1/2022	50,000	52,190
Maryland Community Development Administration, Housing and Community Development
Series 2020D, Rev., 0.25%, 3/1/2022	435,000	435,017
Series 2019B, Rev., 1.70%, 3/1/2022	20,000	20,067
Series 2018A, Rev., 2.55%, 3/1/2022	10,000	10,056
Series 2020D, Rev., 0.30%, 9/1/2022	105,000	104,991
Series 2018A, Rev., 2.60%, 9/1/2022	60,000	61,015
Series 2019A, Rev., 2.10%, 3/1/2024	20,000	20,616
Maryland Economic Development Corp., Howard Hughes Medical Institute Series 2008A, Rev., VRDO, 0.05%, 12/9/2021 (c)	2,690,000	2,690,000
Maryland Health and Higher Educational Facilities Authority, GTR Baltimore Medical Center Series 2012A, Rev., 5.00%, 7/1/2022 (b)	60,000	61,621
Maryland Health and Higher Educational Facilities Authority, John Hopkins University Project Series 2012A, Rev., 4.00%, 7/1/2022 (b)	20,000	20,448
Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University Issue
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,705
Series 2013B, Rev., 5.00%, 7/1/2022	125,000	128,522

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 5.00%, 7/1/2022	100,000	102,752
Rev., 5.00%, 7/1/2023	160,000	171,760
Rev., 5.00%, 7/1/2025	45,000	51,845
Maryland Health and Higher Educational Facilities Authority, Loyola University Issue Series 2012A, Rev., 3.00%, 10/1/2022	50,000	51,133
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Issue
Series 2013A, Rev., 4.00%, 7/1/2022 (b)	100,000	102,241
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,705
Maryland Health and Higher Educational Facilities Authority, University of Pittsburgh Medical Center Series 2020B, Rev., 5.00%, 4/15/2022	255,000	259,479
Maryland Industrial Development Financing Authority, McDonogh School Facility Rev., 5.00%, 9/1/2022	55,000	56,927
Maryland National Capital Park and Planning Commission, Park Acquisition and Development Project
Series PGC-2015A, GO, 5.00%, 1/15/2022	85,000	85,498
Series MC-2021A, Rev., GTD, 5.00%, 12/1/2022 (b)	50,000	52,409
Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2022	110,000	112,163
Maryland Stadium Authority, Montgomery County Conference Center
Rev., 5.00%, 6/15/2022	30,000	30,773
Rev., 5.00%, 6/15/2023	65,000	69,669
Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2022	65,000	66,835
Maryland Water Quality Financing Administration Revolving Loan Fund Rev., 5.00%, 3/1/2022	45,000	45,540

Investments	Principal Amount ($)	Value ($)
Montgomery County Housing Opportunities Commission, Multi- Family Housing Series 2011A, Rev., VRDO, GNMA/FNMA/FHLMC, LOC: TD Bank NA, 0.06%, 12/9/2021 (c)	1,150,000	1,150,000
St. Mary’s College of Maryland
Series 2012A, Rev., 4.00%, 9/1/2022	50,000	51,379
Series 2018A, Rev., 4.00%, 9/1/2022	40,000	41,103
State of Maryland
Series 2014A, GO, 5.00%, 3/1/2022	50,000	50,602
Series 2012C, GO, 4.00%, 8/15/2022	100,000	102,704
Series 2015A, GO, 4.00%, 3/1/2023 (b)	20,000	20,944
State of Maryland Department of Transportation
Rev., 5.00%, 12/1/2021	395,000	395,000
Rev., 5.00%, 12/15/2021	215,000	215,379
Rev., 5.00%, 2/1/2022	60,000	60,480
Rev., 5.00%, 6/1/2022	185,000	189,470
Rev., 5.00%, 9/1/2022	50,000	51,809
Rev., 5.00%, 10/1/2022	280,000	291,252
Rev., 5.00%, 2/1/2023	75,000	79,190
Rev., 5.00%, 2/15/2023	135,000	142,785
Rev., 5.00%, 5/1/2023	20,000	21,350
Rev., 5.00%, 10/1/2023	40,000	43,462
Rev., 5.00%, 11/1/2023	40,000	43,612
Rev., 5.00%, 12/15/2023	50,000	54,801
Rev., 5.00%, 6/1/2025	65,000	69,539
State of Maryland, State and Local Facilities Loan of 2014
Series 2014-2-C, GO, 5.00%, 8/1/2022	190,000	196,117
Series 2014B, GO, 5.00%, 8/1/2022 (b)	205,000	211,572
Series B, GO, 5.00%, 8/1/2022 (b)	235,000	242,534
Series B, GO, 5.00%, 8/1/2022	20,000	20,644
State of Maryland, State and Local Facilities Loan of 2015
Series 2015A, GO, 5.00%, 3/1/2022	35,000	35,422
GO, 5.00%, 8/1/2022	50,000	51,610
Series 2015A, GO, 5.00%, 3/1/2023 (b)	125,000	132,452
Series A, GO, 5.00%, 8/1/2023	70,000	75,515

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of Maryland, State and Local Facilities Loan of 2016 Series 1, GO, 5.00%, 6/1/2022	70,000	71,691
State of Maryland, State and Local Facilities Loan of 2017
Series 2014A, GO, 5.00%, 3/1/2022 (b)	85,000	86,020
Series 2017A, GO, 5.00%, 8/1/2022	125,000	129,024
Series 2017B, GO, 5.00%, 8/1/2022	195,000	201,278
Series 2017A, GO, 5.00%, 8/1/2023	70,000	75,515
State of Maryland, State and Local Facilities Loan of 2018 Series 2018B, GO, 5.00%, 8/1/2022	255,000	263,210
Town of Ocean City, Mayor and City Council, Municipal Purpose
GO, 5.00%, 12/1/2021	50,000	50,000
GO, 4.00%, 10/1/2022	50,000	51,590
Town of Ocean City, Municipal Purpose GO, 5.00%, 1/15/2022	25,000	25,145
University System of Maryland, Auxiliary Facility and Tuition
Series 2019C, Rev., 3.00%, 4/1/2022	25,000	25,234
Series 2016B, Rev., 5.00%, 4/1/2022	40,000	40,638
Series 2017B, Rev., 5.00%, 4/1/2022	85,000	86,357
Series 2019A, Rev., 5.00%, 4/1/2022	20,000	20,319
Series 2021A, Rev., 5.00%, 4/1/2022	75,000	76,197
Series 2012D, Rev., 5.00%, 10/1/2022	20,000	20,797
Series 2017B, Rev., 5.00%, 4/1/2023	25,000	26,580
Series 2019A, Rev., 5.00%, 4/1/2023	20,000	21,264
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., GTD, 4.00%, 6/1/2022	20,000	20,385
Rev., GTD, 5.00%, 6/1/2022	180,000	184,358
Washington Suburban Sanitary Commission, Green Bond Rev., GTD, 5.00%, 12/1/2021	75,000	75,000

Investments	Principal Amount ($)	Value ($)
Washington Suburban Sanitary District, Consolidated Public Improvement
Rev., GTD, 3.00%, 6/1/2022	130,000	131,856
Rev., GTD, 5.00%, 6/1/2022	75,000	76,816
Rev., GTD, 5.00%, 6/1/2023	35,000	37,496

Total Maryland		15,217,992

Massachusetts — 2.4%
Acton & Boxborough Regional School District GO, 5.00%, 3/1/2022	35,000	35,423
Berkshire Hills Regional School District GO, 5.00%, 10/15/2022	55,000	57,298
Boston Water & Sewer Commission
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	105,000	109,628
Series A, Rev., 5.00%, 11/1/2022	75,000	78,313
Boston Water & Sewer Commission, Water & Sewer, Senior Lien Series 2012A, Rev., 4.25%, 11/1/2022	50,000	51,866
City of Amesbury GO, 4.00%, 9/1/2022	25,000	25,695
City of Beverly GO, 5.00%, 1/15/2023	50,000	52,672
City of Beverly, Municipal Purpose Loan GO, 3.00%, 9/1/2022	40,000	40,838
City of Boston
Series 2013A, GO, 5.00%, 3/1/2022	30,000	30,364
Series 2014A, GO, 5.00%, 3/1/2022	40,000	40,485
Series 2012A, GO, 5.00%, 4/1/2022	125,000	127,016
Series 2013A, GO, 4.00%, 3/1/2023 (b)	30,000	31,415
Series 2010B, GO, 3.00%, 4/1/2023	40,000	41,493
City of Cambridge
GO, 2.00%, 1/1/2022	15,000	15,023
Series 2015A, GO, 4.00%, 2/15/2023	20,000	20,913
GO, 5.00%, 2/15/2023	40,000	42,307
City of Fall River
GO, 5.00%, 12/1/2021	30,000	30,000
GO, 4.00%, 3/1/2022	100,000	100,945
GO, 4.00%, 7/15/2022	35,000	35,822
GO, 4.00%, 12/1/2022	30,000	31,130
City of Framingham
GO, 5.00%, 12/1/2021	25,000	25,000
GO, 5.00%, 12/1/2022	25,000	26,204
City of Framingham, Municipal Purpose Loan

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012A, GO, 3.00%, 12/1/2021	45,000	45,000
GO, 5.00%, 12/1/2021	180,000	180,000
GO, 5.00%, 11/1/2022	70,000	73,092
GO, 5.00%, 12/1/2022	50,000	52,407
GO, 5.00%, 12/15/2022	45,000	47,249
City of Lawrence GO, 5.00%, 2/1/2022	50,000	50,397
City of Lowell GO, 4.00%, 9/1/2022	40,000	41,143
City of Marlborough, Municipal Purpose Loan
GO, 4.00%, 6/15/2022	25,000	25,517
GO, 5.00%, 6/15/2022	20,000	20,521
City of Melrose Series 2012A, GO, 2.00%, 11/1/2022	40,000	40,675
City of Newton Series B, GO, 3.00%, 11/1/2022	50,000	51,291
City of Northampton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	50,000	51,094
City of Peabody Series 2015A, GO, 5.00%, 11/15/2022	30,000	31,366
City of Peabody, Municipal Purpose Loan GO, 4.00%, 10/1/2022	35,000	36,101
City of Quincy
GO, BAN, 1.50%, 1/14/2022	145,000	145,239
GO, 5.00%, 6/1/2022	20,000	20,481
GO, BAN, 1.50%, 9/16/2022	110,000	111,181
City of Revere GO, 5.00%, 12/1/2021	50,000	50,000
City of Revere, Qualified Municipal Purpose Loan of 2015 GO, 4.00%, 12/1/2021	50,000	50,000
City of Salem GO, 4.00%, 12/1/2021	30,000	30,000
City of Salem, Municipal Purpose Loan GO, 5.00%, 9/15/2022	25,000	25,949
City of Somerville GO, 4.00%, 10/15/2022	45,000	46,497
City of Somerville, District Improvement Financing GO, 5.00%, 5/15/2022	25,000	25,549
City of Somerville, Municipal Purpose Loan of 2013 GO, 5.00%, 10/1/2022	70,000	72,807
City of Springfield GO, 5.00%, 3/1/2022	20,000	20,239

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 9/1/2022	80,000	82,274
City of Taunton
Series B, GO, BAN, 1.25%, 12/16/2021	1,450,000	1,450,593
GO, 4.00%, 6/1/2022	50,000	50,952
GO, 5.00%, 9/15/2022	80,000	83,025
City of Waltham GO, 5.00%, 10/15/2022	30,000	31,261
City of Waltham, Municipal Purpose Loan GO, 4.10%, 2/1/2023	35,000	35,110
City of Westfield, Municipal Purpose Loan GO, 5.00%, 2/15/2022	55,000	55,531
City of Woburn GO, 5.00%, 9/15/2022	50,000	51,895
City of Woburn, Municipal Purpose Loan
GO, 4.00%, 11/15/2022	60,000	62,179
GO, 2.63%, 11/15/2025	100,000	101,893
City of Worcester
GO, BAN, 2.00%, 2/1/2022	240,000	240,751
Series 2015A, GO, 5.00%, 6/15/2022	40,000	41,030
GO, 5.00%, 2/15/2023	25,000	26,414
City of Worcester, Municipal Purpose Loan
Series 2014A, GO, 3.00%, 11/1/2022 (b)	45,000	46,154
Series 2014A, GO, 4.00%, 11/1/2022	50,000	51,733
Commonwealth of Massachusetts
Series 2004C, GO, AGM, 5.50%, 12/1/2021	35,000	35,000
Series 2016C, GO, 5.00%, 4/1/2022	345,000	350,553
Series 2016D, GO, 5.00%, 4/1/2022	50,000	50,805
Series 2019C, GO, 5.00%, 5/1/2022	30,000	30,604
Series 2016A, GO, 5.00%, 7/1/2022	30,000	30,845
Series 2016B, GO, 5.00%, 7/1/2022	240,000	246,762
Series 2019A, GO, 5.00%, 7/1/2022	165,000	169,649
Series C, GO, 5.00%, 7/1/2022 (b)	195,000	200,483
Series C, GO, 5.00%, 7/1/2022	35,000	35,986
Series 2013B, GO, 5.00%, 8/1/2022	140,000	144,507

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series C, GO, 5.00%, 8/1/2022	75,000	77,415
Series 2004A, GO, 5.25%, 8/1/2022	335,000	346,341
Series B, GO, 5.25%, 8/1/2022	295,000	304,987
Series B, GO, NATL-RE-IBC, 5.25%, 8/1/2022	255,000	263,667
Series E, GO, 5.00%, 9/1/2022 (b)	25,000	25,903
Series E, GO, 5.00%, 9/1/2022	50,000	51,810
Series B, GO, AGM, 5.25%, 9/1/2022	130,000	134,968
Series C, GO, 5.00%, 10/1/2022	125,000	130,023
Series 2017E, GO, 5.00%, 11/1/2022	45,000	46,988
Series F, GO, 5.00%, 11/1/2022 (b)	460,000	480,282
Series 2004C, GO, AGM, 5.50%, 12/1/2022	180,000	189,600
Series C, GO, AMBAC, 5.50%, 12/1/2022	135,000	142,200
Series 2017C, GO, 5.00%, 2/1/2023	40,000	42,239
Series 2, GO, 5.00%, 4/1/2023	75,000	79,782
Series 2016C, GO, 5.00%, 4/1/2023	20,000	21,275
Series 2019C, GO, 5.00%, 5/1/2023	30,000	32,029
Series 2020A, GO, 5.00%, 6/1/2023 (c)	580,000	621,098
Series 2016A, GO, 5.00%, 7/1/2023	55,000	59,143
Series 2016B, GO, 5.00%, 7/1/2023	70,000	75,272
Series 2017D, GO, 5.00%, 7/1/2023	45,000	48,389
Series B, GO, 5.25%, 8/1/2023	85,000	92,079
Series C, GO, 5.00%, 10/1/2023	25,000	27,168
Series 2016H, GO, 5.00%, 12/1/2023	55,000	60,185
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Rev., GAN, 5.00%, 6/15/2022 (b)	405,000	415,577
Rev., GAN, 5.00%, 6/15/2022	285,000	292,420
Series 2014A, Rev., GAN, 5.00%, 6/15/2022	125,000	128,254

Investments	Principal Amount ($)	Value ($)
Series 2013A, Rev., GAN, 5.00%, 6/15/2023	45,000	46,152
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program Series 2015A, Rev., 5.00%, 6/1/2022	630,000	645,157
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series 2014A, GO, 4.00%, 12/1/2021 (b)	275,000	275,000
Series 2014A, GO, 4.50%, 12/1/2021 (b)	685,000	685,000
Series 2014A, GO, 5.00%, 12/1/2021 (b)	670,000	670,000
Series C, GO, 5.00%, 7/1/2022 (b)	1,085,000	1,115,507
Subseries D-2, GO, 1.70%, 8/1/2022 (c)	655,000	661,444
Series F, GO, 5.00%, 11/1/2022 (b)	275,000	287,121
Commonwealth of Massachusetts, Consolidated Loan of 2014, Green Bonds
Series E, GO, 2.00%, 9/1/2022	100,000	101,380
Series E, GO, 5.00%, 9/1/2022 (b)	265,000	274,570
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015A, GO, 5.00%, 5/1/2022	30,000	30,604
Commonwealth of Massachusetts, Consolidated Loan of 2016
Series 2016A, GO, 5.00%, 3/1/2022	430,000	435,180
Series 2016H, GO, 5.00%, 12/1/2022	40,000	41,926
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series 2017C, GO, 5.00%, 2/1/2022	75,000	75,599
Commonwealth of Massachusetts, Federal Highway, Accelerated Bridge Program
Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (b)	165,000	169,309
Series 2016A, Rev., GAN, 5.00%, 6/15/2023	200,000	205,120
Commonwealth of Massachusetts, Special Obligation Dedicated Tax
Rev., NATL-RE, 5.50%, 1/1/2022	315,000	316,290

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Commonwealth of Massachusetts, Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2023	20,000	21,420
Commonwealth of Massachusetts, Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2017A, Rev., 5.00%, 6/1/2023	55,000	58,906
Commonwealth of Massachusetts, Transportation Fund, Rail Enhancement Program Series 2015A, Rev., 4.00%, 6/1/2022	25,000	25,477
Concord and Carlisle Regional School District, Unlimited Tax GO, 5.00%, 3/15/2022	25,000	25,348
Gateway Regional School District, State Qualified School GO, 4.00%, 12/1/2021	50,000	50,000
Massachusetts Bay Transportation Authority Assessment
Series 2021A, Rev., 4.00%, 7/1/2022	80,000	81,790
Series 2012A, Rev., 5.00%, 7/1/2022	435,000	447,257
Series 2012A, Rev., 5.00%, 7/1/2023	105,000	107,902
Massachusetts Bay Transportation Authority Sales Tax
Series 2008B, Rev., 5.00%, 7/1/2022	25,000	25,705
Series 2003C, Rev., 5.25%, 7/1/2023	30,000	32,363
Series C, Rev., 5.50%, 7/1/2023	60,000	64,962
Massachusetts Bay Transportation Authority, Sales Tax
Rev., BAN, 4.00%, 12/1/2021	2,160,000	2,160,000
Series 2005A, Rev., 5.00%, 7/1/2022	290,000	298,171
Series 2015A, Rev., 5.00%, 7/1/2022	115,000	118,240
Series 2020B-2, Rev., 5.00%, 7/1/2022	190,000	195,354
Series A, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2003C, Rev., 5.25%, 7/1/2022	25,000	25,741
Series 2006A, Rev., 5.25%, 7/1/2022	125,000	128,703

Investments	Principal Amount ($)	Value ($)
Series 2006B, Rev., 5.25%, 7/1/2022	90,000	92,666
Series B, Rev., 5.25%, 7/1/2022	185,000	190,481
Series 2004C, Rev., 5.50%, 7/1/2022	570,000	587,714
Series 2005A, Rev., 5.00%, 7/1/2023	25,000	26,871
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,748
Massachusetts Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative Rev., 5.00%, 7/1/2022(b)	25,000	25,695
Massachusetts Clean Water Trust (The)
Series 23A, Rev., 3.00%, 2/1/2022	20,000	20,094
Series 17, Subseries 17A,
Rev., 5.00%, 2/1/2022	25,000	25,200
Series 23B, Rev., 5.00%, 2/1/2022	20,000	20,159
Series 11, Rev., 5.25%, 8/1/2022	25,000	25,846
Series A, Rev., 5.25%, 8/1/2022	125,000	129,232
Massachusetts Clean Water Trust (The), Revolving Funds
Series 21, Rev., 4.00%, 8/1/2022	75,000	76,907
Rev., 5.00%, 8/1/2022	460,000	474,789
Series 2012B, Rev., 5.00%, 8/1/2022	100,000	103,219
Massachusetts Department of Transportation, Capital Appreciation Series 1997-C, Rev., NATL- RE, Zero Coupon, 1/1/2022	115,000	114,966
Massachusetts Development Finance Agency, Babson College Issue Series 2015A, Rev., 5.00%, 10/1/2022	80,000	83,105
Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2022	25,000	25,970
Massachusetts Development Finance Agency, Beth Israel Lahey Health Series 2019K, Rev., 5.00%, 7/1/2023	25,000	26,825
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	625,000	675,487

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency, Broad Institute Rev., 4.00%, 4/1/2022	75,000	75,944
Massachusetts Development Finance Agency, Caregroup Issue
Series 2015 H-1, Rev., 5.00%, 7/1/2022	90,000	92,466
Series 2018J-1, Rev., 5.00%, 7/1/2022	50,000	51,370
Series 2015H-1, Rev., 5.00%, 7/1/2023	50,000	53,650
Series 2016I, Rev., 5.00%, 7/1/2024	175,000	195,246
Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	40,432
Massachusetts Development Finance Agency, College of the Holy Cross Series 2016A, Rev., 5.00%, 9/1/2022	45,000	46,611
Massachusetts Development Finance Agency, Commonwealth Contract Assistance Series 2014A, Rev., 5.00%, 5/1/2022 (b)	180,000	183,616
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Issue Series 2019O, Rev., 5.00%, 12/1/2021	255,000	255,000
Massachusetts Development Finance Agency, Harvard University Series 2016A, Rev., 5.00%, 7/15/2022	65,000	66,958
Massachusetts Development Finance Agency, Multi-Family, Lyman Terrace Phase II Issue Rev., 1.39%, 2/1/2022 (c)	634,000	635,109
Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (b)(f)	250,000	279,340
Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2022	325,000	337,949
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.55%, 12/9/2021 (d)	250,000	250,353
Rev., 5.00%, 7/1/2022	390,000	400,896

Investments	Principal Amount ($)	Value ($)
Series 2014M-4, Rev., 5.00%, 7/1/2022	50,000	51,397
Series 2016Q, Rev., 5.00%, 7/1/2022	25,000	25,699
Series O-2, Rev., 5.00%, 7/1/2022	25,000	25,698
Series 2014M-4, Rev., 5.00%, 7/1/2023 (b)	30,000	32,250
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	219,754
Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	65,000	74,186
Massachusetts Development Finance Agency, Phillips Academy Series 2014A, Rev., 5.00%, 9/1/2023 (b)	50,000	54,129
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2023	115,000	123,206
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Issue Series I, Rev., 5.00%, 7/1/2022	245,000	251,611
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 5.00%, 10/1/2022	50,000	51,924
Massachusetts Development Finance Agency, Williams College Series 2013P, Rev., 5.00%, 7/1/2022	145,000	149,068
Massachusetts Health and Educational Facilities Authority, Harvard University
Series 2010A, Rev., 4.00%, 12/15/2021	40,000	40,056
Series A, Rev., 5.00%, 12/15/2021	565,000	565,998
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series 2002K, Rev., 5.50%, 7/1/2022	120,000	123,722
Massachusetts Housing Finance Agency Series 2015D, Rev., 2.60%, 12/1/2022	50,000	51,040
Massachusetts Housing Finance Agency, Multi-Family Conduit, Chestnut Park Project Series 2018A, Rev., VRDO, 2.40%, 12/1/2021 (c)	200,000	200,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency, Single Family Social Bonds Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 6/1/2023	295,000	315,719
Massachusetts Housing Finance Agency, Sustainability Bonds
Series C2, Rev., FHA, 0.40%, 12/1/2022	795,000	795,094
Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	764,712
Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	300,000	300,581
Massachusetts Port Authority Series C, Rev., 5.00%, 7/1/2022 (b)	20,000	20,562
Massachusetts School Building Authority
Series 2013A, Rev., 3.00%, 5/15/2023 (b)	20,000	20,804
Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	22,054
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2012A, Rev., 4.00%, 8/15/2022 (b)	95,000	97,564
Series 2012B, Rev., 4.00%, 8/15/2022 (b)	50,000	51,349
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,095,000	1,132,238
Series 2012A, Rev., 5.00%, 8/15/2022	525,000	543,072
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	1,895,000	1,959,444
Series 2012A, Rev., 5.00%, 8/15/2023	725,000	749,501
Series 2012A, Rev., 5.00%, 8/15/2024	145,000	149,834
Massachusetts School Building Authority, Sales Tax
Series 2012A, Rev., 4.00%, 8/15/2022 (b)	25,000	25,675
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	20,000	20,673
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	160,000	171,069
Series 2015C, Rev., 5.00%, 8/15/2023 (b)	40,000	43,225
Massachusetts State College Building Authority
Series 2012B, Rev., 3.75%, 5/1/2022 (b)	25,000	25,373

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 4.25%, 5/1/2022 (b)	25,000	25,427
Series 2011A, Rev., 5.00%, 5/1/2022	20,000	20,397
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	230,000	234,613
Series 2012B, Rev., 5.00%, 5/1/2022	20,000	20,396
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	205,000	209,135
Series B, Rev., 5.00%, 5/1/2022	25,000	25,496
Series 2016A, Rev., 4.00%, 5/1/2023	20,000	21,050
Series 2014A, Rev., 4.50%, 5/1/2023 (b)	65,000	68,918
Series 2014A, Rev., 5.00%, 5/1/2023 (b)	45,000	48,030
Massachusetts Transportation Trust Fund Metropolitan Highway System
Series 2019A, Rev., 5.00%, 1/1/2022	550,000	552,158
Series 2019A, Rev., 5.00%, 1/1/2024	95,000	104,084
Series 2019A, Rev., 5.00%, 1/1/2025	75,000	85,332
Massachusetts Water Resources Authority
Series 2012-A, Rev., 5.00%, 8/1/2022	20,000	20,643
Series 2012-A, Rev., 5.00%, 8/1/2022 (b)	350,000	361,204
Series 2013A, Rev., 5.00%, 8/1/2022	115,000	118,695
Series 2017C, Rev., 5.00%, 8/1/2022	70,000	72,249
Series 2019C, Rev., 5.00%, 8/1/2022	145,000	149,658
Series 2002J, Rev., AGM, 5.50%, 8/1/2022	250,000	258,861
Series 2013A, Rev., 5.00%, 8/1/2023	25,000	26,974
Series C, Rev., 5.00%, 8/1/2023	210,000	226,582
Mendon Upton Regional School District GO, 3.00%, 6/1/2022	25,000	25,346
Merrimack Valley Regional Transit Authority Rev., RAN, 1.00%, 6/24/2022	8,400,000	8,431,549
Minuteman Regional Vocational Technical School District GO, 5.00%, 10/15/2022	25,000	26,031

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Monomoy Regional School District GO, 5.00%, 9/15/2022	45,000	46,713
Onset Fire District GO, 5.00%, 10/15/2022	55,000	57,253
Pentucket Regional School District, Unlimited Tax GO, 5.00%, 6/1/2023	25,000	26,771
South Essex Sewerage District Series 2016A, GO, 4.00%, 6/15/2022	30,000	30,620
Springfield Water and Sewer Commission
Series 2017B, Rev., 5.00%, 4/15/2022	75,000	76,323
Series 2014C, Rev., 5.00%, 7/15/2022	60,000	61,776
Town of Abington, Unlimited Tax GO, 5.00%, 11/15/2022	40,000	41,829
Town of Andover, Municipal Purpose Loan GO, 4.00%, 6/15/2022	30,000	30,622
Town of Arlington, Municipal Purpose Loan Series 2015A, GO, 5.00%, 11/1/2022	20,000	20,883
Town of Ashland, Municipal Purpose Loan GO, 5.00%, 5/15/2022	25,000	25,550
Town of Barnstable GO, 4.00%, 6/15/2022	30,000	30,620
Town of Barnstable, Municipal Purpose Loan
GO, 4.00%, 2/15/2022	20,000	20,157
GO, 5.00%, 2/15/2022	25,000	25,247
Town of Bedford
GO, 5.00%, 8/15/2022	90,000	93,059
GO, 4.00%, 9/15/2022	25,000	25,753
Town of Bedford, Municipal Purpose Loan GO, 5.00%, 11/1/2022	50,000	52,204
Town of Bellingham, Municipal Purpose Loan GO, 5.00%, 6/15/2022	25,000	25,648
Town of Belmont, Municipal Purpose Loan of 2018 GO, 3.00%, 5/1/2022	30,000	30,355
Town of Belmont, Unlimited Tax GO, 5.00%, 8/15/2022	25,000	25,850
Town of Billerica, Municipal Purpose Loan
GO, 4.00%, 5/15/2022	50,000	50,872
GO, 5.00%, 10/15/2022	100,000	104,196
Town of Bourne

Investments	Principal Amount ($)	Value ($)
GO, 2.00%, 7/15/2022	25,000	25,287
Town of Bourne, Municipal Purpose Loan
GO, 5.00%, 12/1/2021	80,000	80,000
GO, 5.00%, 5/15/2022	30,000	30,660
GO, 5.00%, 12/1/2022	20,000	20,965
Town of Braintree GO, 5.00%, 5/15/2023	50,000	53,456
Town of Braintree, Municipal Purpose Loan GO, 4.00%, 10/15/2022	45,000	46,505
Town of Brewster, Municipal Purpose Loan GO, 5.00%, 5/1/2023	20,000	21,353
Town of Brookline, Municipal Purpose Loan GO, 5.00%, 3/15/2023	20,000	21,231
Town of Chelmsford GO, 5.00%, 4/1/2022	20,000	20,320
Town of Chelmsford, Municipal Purpose Loan
GO, 5.00%, 5/15/2022	30,000	30,656
GO, 4.00%, 6/15/2022	50,000	51,026
Town of Concord GO, 5.00%, 6/15/2022	65,000	66,689
Town of Danvers, Municipal Purpose Loan Series 2019A, GO, 5.00%, 8/15/2022	120,000	124,087
Town of Dartmouth GO, 4.00%, 4/15/2022	75,000	76,074
Town of Duxbury, Municipal Purpose Loan GO, 4.00%, 9/1/2022	25,000	25,718
Town of Fairhaven GO, 3.00%, 12/15/2021	50,000	50,051
Town of Falmouth, Municipal Purpose Loan
GO, 3.00%, 3/1/2022	30,000	30,212
Series 2014A, GO, 4.00%, 7/15/2022	105,000	107,499
Town of Franklin
GO, 4.00%, 3/1/2022	80,000	80,760
GO, 4.00%, 3/15/2022	40,000	40,439
GO, 5.00%, 5/1/2022	90,000	91,797
Town of Grafton
GO, 3.00%, 4/1/2022 (b)	25,000	25,231
GO, 4.00%, 4/1/2022	40,000	40,513
Town of Great Barrington, Municipal Purpose Loan GO, 4.00%, 6/15/2022	25,000	25,517
Town of Groton, Municipal Purpose Loan GO, 4.00%, 2/15/2022	50,000	50,392

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Town of Hanover GO, 4.00%, 5/15/2023	20,000	21,078
Town of Hanover, Municipal Purpose Loan
GO, 5.00%, 5/15/2022	135,000	137,934
GO, 5.00%, 9/1/2022	25,000	25,893
Town of Holliston, Municipal Purpose Loan GO, 5.00%, 4/1/2022	60,000	60,968
Town of Ipswich GO, BAN, 1.25%, 8/12/2022	305,000	307,181
Town of Lexington GO, 4.00%, 2/1/2022	40,000	40,254
Town of Lexington, Municipal Purpose Loan
GO, 4.00%, 2/15/2022	70,000	70,550
GO, 4.00%, 6/15/2022	20,000	20,413
Town of Littleton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	85,000	86,859
Town of Longmeadow, Municipal Purpose Loan GO, 5.00%, 4/1/2022	25,000	25,397
Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,149
Town of Marblehead, Municipal Purpose Loan GO, 5.00%, 7/15/2022	35,000	36,047
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2022	95,000	99,187
Town of Medfield, Municipal Purpose Loan
GO, 5.00%, 5/15/2022	25,000	25,548
GO, 2.13%, 9/15/2023	100,000	101,445
Town of Mendon, Municipal Purpose Loan
GO, 3.00%, 2/15/2022	50,000	50,289
GO, 4.00%, 9/15/2022	30,000	30,896
Town of Milford GO, 2.00%, 1/15/2022	25,000	25,056
Town of Millis, Municipal Purpose Loan GO, 5.00%, 11/1/2022	25,000	26,097
Town of Milton GO, 3.00%, 1/15/2022	100,000	100,344
Town of Nantucket Series 2017B, GO, 5.00%, 7/15/2022	50,000	51,503
Town of Nantucket, Municipal Purpose Loan GO, 5.00%, 12/1/2021	65,000	65,000

Investments	Principal Amount ($)	Value ($)
Town of North Andover, Municipal Purpose Loan GO, 5.00%, 6/15/2022	50,000	51,302
Town of North Reading, Municipal Purpose Loan
GO, 5.00%, 12/1/2021	30,000	30,000
GO, 5.00%, 5/15/2022	180,000	183,929
Town of Norton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	20,000	20,438
Town of Norwood GO, 4.00%, 8/15/2022	50,000	51,341
Town of Norwood, Municipal Purpose Loan GO, 4.00%, 7/15/2022	75,000	76,776
Town of Orleans, Municipal Purpose Loan GO, 5.00%, 2/1/2022	30,000	30,240
Town of Plymouth, Municipal Purpose Loan GO, 4.00%, 5/1/2022	20,000	20,321
Town of Randolph, Municipal Purpose Loan
GO, 3.00%, 4/15/2022	20,000	20,208
GO, 4.00%, 5/15/2022	25,000	25,430
Town of Reading, Municipal Purpose Loan
GO, 4.00%, 6/15/2022	40,000	40,825
GO, 4.00%, 11/1/2022	45,000	46,573
Town of Rockland, State Qualified Municipal Purpose Loan GO, 3.00%, 7/1/2022	25,000	25,417
Town of Salisbury, Municipal Purpose Loan GO, 4.00%, 8/1/2022	25,000	25,637
Town of Scituate, Municipal Purpose Loan GO, 5.00%, 9/15/2022	70,000	72,641
Town of Shrewsbury, Municipal Purpose Loan GO, 5.00%, 7/15/2022	40,000	41,192
Town of South Hadley, Golf Course Series 2017B, GO, 4.00%, 8/15/2022	70,000	71,868
Town of Southborough, Municipal Purpose Loan GO, 5.00%, 6/1/2022	80,000	81,933
Town of Stockbridge, Highway Garage GO, 3.00%, 6/1/2022	40,000	40,559
Town of Stoughton, Municipal Purpose Loan GO, 5.00%, 10/15/2022	35,000	36,465

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Town of Sutton, Municipal Purpose Loan GO, 5.00%, 6/1/2022	20,000	20,483
Town of Swampscott, Municipal Purpose Loan Series 2014A, GO, 4.00%, 1/15/2022	45,000	45,209
Town of Tewksbury, Unlimited Tax GO, 5.00%, 6/1/2022	35,000	35,844
Town of Topsfield, Municipal Purpose Loan GO, 5.00%, 3/1/2022	35,000	35,423
Town of Walpole, Municipal Purpose Loan
GO, 5.00%, 5/15/2022	30,000	30,658
GO, 4.00%, 9/1/2022	20,000	20,571
Town of Watertown, Municipal Purpose Loan
GO, 4.00%, 1/15/2022	40,000	40,185
GO, 3.00%, 5/15/2022	30,000	30,387
GO, 5.00%, 6/15/2022	110,000	112,858
Town of Wayland, Municipal Purpose Loan
GO, 5.00%, 11/1/2022	75,000	78,313
GO, 5.00%, 12/15/2022	25,000	26,249
Town of Wellesley GO, 4.00%, 6/1/2022	55,000	56,053
Town of Wellesley, Municipal Purpose Loan
GO, 4.00%, 12/1/2021	85,000	85,000
GO, 4.00%, 6/1/2022	145,000	147,775
Town of West Springfield, Municipal Purpose Loan GO, 4.00%, 9/15/2022	75,000	77,235
Town of Westborough, Municipal Purpose Loan GO, 5.00%, 8/15/2022	85,000	87,901
Town of Weston
GO, 4.00%, 12/1/2021	55,000	55,000
GO, 4.00%, 12/1/2022	60,000	62,291
Town of Weston, Municipal Purpose Loan GO, 4.00%, 2/1/2022	50,000	50,156
Town of Westwood GO, 3.00%, 6/1/2022	20,000	20,282
Town of Wilmington GO, 5.00%, 11/15/2022	25,000	26,153
Town of Wilmington, School
GO, 3.50%, 3/15/2022 (b)	45,000	45,430
GO, 5.00%, 3/15/2022 (b)	40,000	40,557
GO, 5.00%, 3/15/2022	35,000	35,489
Town of Winchester, Municipal Purpose Loan

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 7/1/2022	35,000	35,984
Town of Winthrop, Municipal Purpose Loan GO, 4.00%, 11/15/2022	50,000	51,830
Town of Yarmouth, Municipal Purpose Loan GO, 5.00%, 12/15/2021	55,000	55,097
University of Massachusetts Building Authority
Series 2013-1, Rev., 4.00%, 11/1/2022 (b)	20,000	20,699
Series 2013-1, Rev., 5.00%, 11/1/2022 (b)	160,000	167,052
Series 2013-1, Rev., 5.00%, 11/1/2022	20,000	20,885
Series 2015-2, Rev., 5.00%, 11/1/2022	360,000	375,833
Series 2021-1, Rev., 5.00%, 11/1/2022	110,000	114,869
Series 2013-3, Rev., 5.00%, 5/1/2023 (b)	50,000	53,367
Wachusett Regional School District, State Qualified School GO, 4.00%, 12/1/2022	20,000	20,711
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority
Series 2015A, Rev., GTD, 5.00%, 3/1/2022	100,000	101,200
Series 2018A, Rev., GTD, 5.00%, 3/1/2022	35,000	35,420

Total Massachusetts		53,258,933

Michigan—3.0%
Algonac Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	60,000	60,914
Allen Independent School District, Unlimited Tax
Series 2017I, GO, AGM, 4.00%, 5/1/2022	50,000	50,787
Series 2017I, GO, AGM, 4.00%, 11/1/2022	30,000	31,035
GO, Q-SBLF, 5.00%, 5/1/2023	60,000	63,916
Anchor Bay School District, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,572
Ann Arbor School District
GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,398
GO, Q-SBLF, 5.00%, 5/1/2022 (b)	225,000	229,511
GO, 5.00%, 5/1/2022	35,000	35,701

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Ann Arbor School District, Unlimited Tax
GO, 3.00%, 5/1/2022	380,000	384,475
GO, 5.00%, 5/1/2022	75,000	76,504
GO, Q-SBLF, 5.00%, 5/1/2022	80,000	81,604
GO, Q-SBLF, 5.00%, 5/1/2023	40,000	42,693
Battle Creek School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,397
Bay City School District GO, Q-SBLF, 5.00%, 11/1/2022	25,000	26,095
Belding Area Schools Series 2018A, GO, Q-SBLF, 4.00%, 5/1/2023	25,000	26,301
Berkley School District, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,981
Big Walnut Local School District, School Building & Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,395
Birch Run Area School District, School Building & Site GO, Q-SBLF, 4.00%, 5/1/2022(b)	25,000	25,389
Birmingham City School District, Unlimited Tax
GO, 4.00%, 5/1/2022	190,000	193,031
GO, 5.00%, 5/1/2022	90,000	91,808
Bloomfield Hills School District, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	21,067
Brighton Area School District, School Building and Site Series 2013-II, GO, Q-SBLF, 5.00%, 5/1/2022	300,000	305,875
Buchanan Community Schools GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,294
Caledonia Community Schools, Unlimited Tax
Series 2020-I, GO, Q-SBLF, 4.00%, 5/1/2022	60,000	60,947
Series 2020I, GO, Q-SBLF, 4.00%, 5/1/2023	10,000	10,527
Center Line Public Schools, Unlimited Tax

Investments	Principal Amount ($)	Value ($)
GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,387
Charlotte Public School District GO, Q-SBLF, 5.00%, 5/1/2022	45,000	45,896
Charter Township of Canton, Limited Tax
GO, 5.00%, 4/1/2022	25,000	25,392
GO, 5.00%, 10/1/2022	90,000	93,524
GO, 5.00%, 4/1/2023	20,000	21,242
Charter Township of Commerce, Limited Tax Series 2016A, GO, 5.00%, 4/1/2023	95,000	100,939
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,737
Charter Township of Meridian,Unlimited Tax GO, 5.00%, 10/1/2022	25,000	26,003
Chippewa Valley Schools
GO, Q-SBLF, 5.00%, 5/1/2022	90,000	91,793
GO, Q-SBLF, 3.63%, 5/1/2023 (b)	25,000	26,187
GO, Q-SBLF, 5.00%, 5/1/2023 (b)	135,000	144,090
GO, Q-SBLF, 5.00%, 5/1/2023	50,000	53,308
GO, Q-SBLF, 5.25%, 5/1/2023 (b)	30,000	32,126
Chippewa Valley Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	45,000	47,343
City of Ann Arbor, Sewage Disposal System Rev., 3.00%, 7/1/2022	20,000	20,330
City of Auburn Hills,Limited tax GO, 3.00%, 6/1/2023	35,000	36,370
City of Battle Creek,Limited Tax GO, 5.00%, 5/1/2023	25,000	26,647
City of Dearborn Capital Improvement GO, 3.00%, 5/1/2022	25,000	25,284
City of Detroit Series 2012A, Rev., 5.00%, 7/1/2023	85,000	87,329
City of Detroit, Sewage Disposal System Series 2012A, Rev., AGM, 5.00%, 7/1/2022 (b)	175,000	179,937
City of Frankenmuth, Capital Improvement, Limited Tax GO, 3.00%, 5/1/2022	40,000	40,454

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Grand Rapids
Rev., 5.00%, 1/1/2022	50,000	50,194
Rev., 5.00%, 1/1/2023 (b)	25,000	26,296
Rev., 5.00%, 1/1/2023	25,000	26,271
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	55,352
City of Grand Rapids, Limited Tax
GO, 5.00%, 5/1/2022	95,000	96,889
GO, 5.00%, 10/1/2022	50,000	51,962
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	170,000	170,660
City of Grand Rapids, Water Supply System Rev., 5.00%, 1/1/2023	30,000	31,525
City of Kalamazoo Rev., AGM, 5.00%, 10/1/2022	150,000	155,886
City of Kalamazoo, Capital Improvement, Limited Tax GO, 4.00%, 4/1/2022	25,000	25,312
City of Kalamazoo, Wastewater System Rev., 3.15%, 10/1/2022	25,000	25,058
City of Lansing, Sewage Disposal System Rev., 5.00%, 5/1/2022	75,000	76,472
City of Lathrup Village,Limited Tax GO, 5.00%, 10/1/2025	45,000	52,295
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2023	200,000	210,353
GO, 4.00%, 5/1/2024	210,000	227,776
GO, 4.00%, 5/1/2025	290,000	323,470
City of Marquette, Transportation Fund , Limited Tax
GO, 4.00%, 5/1/2023	170,000	178,800
GO, 4.00%, 5/1/2024	125,000	135,581
GO, 4.00%, 5/1/2025	105,000	117,119
City of Monroe,Limited Tax GO, 4.00%, 5/1/2023	90,000	94,488
City of Port Huron, Limited Tax
GO, 4.00%, 10/1/2025	520,000	583,840
GO, 4.00%, 10/1/2026	305,000	349,776
City of Romulus, Limited Tax, Capital Improvement Series 2017A, GO, 4.00%, 11/1/2022	25,000	25,850
City of Royal Oak, Limited Tax, Capital Improvement GO, 3.00%, 10/1/2022	25,000	25,567
City of South Haven, Limited Tax

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 12/1/2021	50,000	50,000
City of Southfield, Street Improvement, Unlimited Tax GO, 3.00%, 5/1/2023	20,000	20,753
City of Southfield, Water and Sewer Capital Improvement, Limited Tax GO, 3.00%, 5/1/2023	85,000	88,202
City of Sterling Heights, Capital Improvement GO, 5.00%, 4/1/2022	45,000	45,715
City of Warren Series 2012A, GO, 2.25%, 11/1/2022	25,000	25,465
City of Warren, Limited Tax, Capital Improvement GO, AGM, 3.00%, 5/1/2022	25,000	25,291
City of Wyoming Rev., 5.00%, 6/1/2023	45,000	48,013
Clarkston Community Schools
Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,394
GO, Q-SBLF, 5.00%, 5/1/2023	30,000	31,980
Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	42,640
Clintondale Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	110,000	112,210
Coldwater Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	115,000	117,291
Constantine Public Schools GO, Q-SBLF, 5.00%, 5/1/2023	35,000	37,315
County of Grand Traverse, Limited Tax GO, 3.00%, 6/1/2022	50,000	50,683
County of Ingham, Limited Tax Rev., 4.00%, 5/1/2022	50,000	50,791
County of Jackson, Transportation
GO, 2.00%, 5/1/2022	115,000	115,831
GO, 2.00%, 5/1/2024	250,000	259,297
County of Kalamazoo, Juvenile Home Facilities GO, 5.00%, 4/1/2022	25,000	25,399
County of Kent, Limited Tax
Series 2017B, GO, 5.00%, 6/1/2022	20,000	20,481
Series 2017B, GO, 5.00%, 6/1/2023	135,000	144,524

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Kent, Limited Tax, Capital Improvement GO, 5.00%, 6/1/2022	40,000	40,962
County of Livingston, Limited Tax GO, 3.00%, 5/1/2023 (b)	25,000	25,967
County of Macomb, Limited Tax GO, 4.00%, 5/1/2023	35,000	36,868
County of Ottawa, Water System GO, 4.00%, 5/1/2022	65,000	66,021
County of St. Clair, Community Mental Health Series 2015A, GO, 5.00%, 4/1/2023	35,000	37,130
Crestwood School District, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,568
Dansville Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,654
Davison Community Schools, Unlimited Tax GO, 3.00%, 5/1/2022	60,000	60,676
De Witt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	50,000	53,293
Dearborn School District, Limited Tax GO, 3.00%, 5/1/2022	915,000	925,814
Dearborn School District, School Building and Site Series 2014A, GO, Q-SBLF, 4.00%, 11/1/2023 (b)	35,000	37,464
Detroit City School District, School Building and Site Series 2012A, GO, Q-SBLF, 5.00%, 5/1/2027	180,000	183,517
Detroit City School District, Unlimited Tax Series 2012A, GO, Q-SBLF, 5.00%, 5/1/2022	230,000	234,533
Dexter Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	290,000	294,627
Dundee Community Schools GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,639
Dundee Community Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2023	50,000	51,869
East Grand Rapids Public School District, Unlimited Tax

Investments	Principal Amount ($)	Value ($)
Series 2020A, GO, Q-SBLF, 4.00%, 5/1/2022	60,000	60,945
East Lansing School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	75,000	76,503
Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	189,476
Farmington Public School District, School Building and Site GO, AGM, 5.00%, 5/1/2023	55,000	58,695
Farmington Public School District, School Building Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	21,062
Ferndale Public Schools GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,395
Forest Hills Public Schools, 2021 School Building and Site GO, 4.00%, 5/1/2023	20,000	21,059
Forest Hills Public Schools, Unlimited Tax
Series I, GO, 3.00%, 5/1/2022	150,000	151,754
GO, 4.00%, 5/1/2022	30,000	30,475
GO, 5.00%, 5/1/2023	20,000	21,341
Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2022	120,000	121,894
Fraser Public School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	37,315
Genesee Intermediate School District GO, 3.00%, 5/1/2023	30,000	31,130
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2023	20,000	21,044
Grand Blanc Community Schools GO, Q-SBLF, 4.00%, 5/1/2022 (b)	30,000	30,467
Grand Blanc Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022 (b)	100,000	101,557
Grand Ledge Public Schools, School Building and Site, Unlimited Tax Series 2021-II, GO, Q-SBLF, 4.00%, 5/1/2023	95,000	99,959
Grand Rapids Community College GO, 5.00%, 5/1/2022	25,000	25,491
Grand Rapids Community College, Limited Tax GO, 3.00%, 5/1/2022	30,000	30,341

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2022	25,000	25,497
Grand River Floodwalls and Embankments Drainage District GO, GTD, 4.00%, 11/1/2022	50,000	51,747
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group
Series 2019A, Rev., 5.00%, 7/1/2022	60,000	61,666
Series 2019A, Rev., 5.00%, 7/1/2024	130,000	145,182
Grand Valley State University
Series 2014B, Rev., 5.00%, 12/1/2021	130,000	130,000
Series 2015A, Rev., 5.00%, 12/1/2021	200,000	200,000
Series 2016A, Rev., 5.00%, 12/1/2021	435,000	435,000
Rev., 5.00%, 12/1/2022	20,000	20,940
Series 2014B, Rev., 5.00%, 12/1/2022	130,000	136,111
Series 2015A, Rev., 5.00%, 12/1/2022	45,000	46,958
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	337,855
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	758,333
Great Lakes Water Authority Water Supply System, Second Lien Series 2018A, Rev., 5.00%, 7/1/2022	130,000	133,593
Greenville Public Schools GO, Q-SBLF, 3.00%, 5/1/2023	40,000	41,524
Grosse Ile Township School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,981
Grosse Pointe Public Library GO, 5.00%, 4/1/2022	110,000	111,711
Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2023	20,000	21,030
Hartland Consolidated Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	37,331
Healthsource Saginaw, Inc, Unlimited Tax GO, 5.00%, 5/1/2022	100,000	101,975

Investments	Principal Amount ($)	Value ($)
Healthsource Saginaw, Inc., Unlimited Tax GO, 4.00%, 5/1/2023	50,000	50,765
Hemlock Public School District, School Building and Site Series 2013I, GO, Q-SBLF, 5.00%, 5/1/2023	125,000	133,251
Holland School District GO, AGM, 4.00%, 5/1/2022	25,000	25,395
Holton Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,398
Houghton-Portage Township School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 3.00%, 5/1/2022	80,000	80,949
Howell Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022 (b)	85,000	86,341
GO, Q-SBLF, 4.50%, 5/1/2022 (b)	25,000	25,446
GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,491
Huron School District Series 2015A, GO, Q-SBLF, 4.00%, 5/1/2022	30,000	30,465
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,981
Ingham County Building Authority, Limited Tax
Rev., 2.00%, 5/1/2022	195,000	196,425
Rev., 2.00%, 5/1/2023	35,000	35,825
Kalamazoo Hospital Finance Authority
Rev., 5.00%, 5/15/2023	210,000	224,166
Rev., 5.00%, 5/15/2024	100,000	111,133
Kalamazoo Public Schools GO, 4.00%, 5/1/2023	75,000	78,926
Kalamazoo Public Schools, Unlimited Tax, Unlimited Tax Series 2016A, GO, 2.00%, 5/1/2023	35,000	35,845
Kenowa Hills Public Schools, School Building and Site Series 2018-II, GO, Q-SBLF, 4.00%, 11/1/2022	65,000	67,229
Kent Hospital Finance Authority
Series 2021A, Rev., 5.00%, 4/1/2022	245,000	248,653
Series 2021A, Rev., 5.00%, 4/1/2023	515,000	544,918
Series 2021A, Rev., 5.00%, 4/1/2024	540,000	593,284

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2021A, Rev., 5.00%, 4/1/2025	565,000	641,229
Series 2021A, Rev., 5.00%, 4/1/2026	520,000	606,928
Kentwood Public Schools GO, 4.00%, 5/1/2022	25,000	25,394
Lake Michigan College District, Building & Site, Limited Tax GO, 4.25%, 9/1/2023 (b)	20,000	21,372
Lake Orion Community School District GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,981
Lakeview School District, School Building & Site, Unlimited Tax
Series B, GO, VRDO, LOC:
TD Bank NA, 0.05%, 12/9/2021 (c)	9,300,000	9,300,000
L’Anse Creuse Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,639
Lansing Community College, Building & Site, Limited Tax
GO, 5.00%, 5/1/2022	80,000	81,587
GO, 5.00%, 5/1/2024	150,000	152,994
Lansing School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	35,000	36,802
Lapeer Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,493
Linden Community School District, School Building and Site, Unlimited Tax Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	33,409
Linden Community School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,499
Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	43,386
Livonia Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	100,000	101,967
Macomb Interceptor Drain Drainage District, Limited Tax Series 2017A, GTD, 5.00%, 5/1/2022	80,000	81,604

Investments	Principal Amount ($)	Value ($)
Series 2017A, GTD, 5.00%, 5/1/2023	80,000	85,339
Macomb Township Building Authority Rev., 5.00%, 4/1/2022	25,000	25,396
Mancelona Public Schools, Unlimited Tax GO, Q-SBLF, 2.50%, 5/1/2023	80,000	82,508
Manchester Community Schools, Unlimited Tax Series 2016A, GO, Q-SBLF, 4.00%, 5/1/2022	85,000	86,295
Marquette Board of Light and Power Series 2016A, Rev., 5.00%, 7/1/2023	45,000	48,115
Marysville Public Schools District, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	60,000	63,987
Mason County Central School District GO, Q-SBLF, 5.00%, 5/1/2023	75,000	79,928
Michigan Center School District GO, AGM, 2.00%, 11/1/2023	50,000	51,547
Michigan Finance Authority, Ascension Senior Credit Group
Series 2016B, Rev., 5.00%, 10/1/2022	75,000	78,008
Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	65,607
Michigan Finance Authority, Beaumont Health Credit Group
Series 2015A, Rev., 5.00%, 8/1/2022	350,000	361,244
Series 2015A, Rev., 5.00%, 8/1/2023	55,000	59,343
Rev., 5.00%, 11/1/2023	225,000	234,821
Series 2015A, Rev., 5.00%, 8/1/2025	40,000	44,836
Series 2015A, Rev., 5.00%, 8/1/2026	80,000	89,559
Rev., 5.00%, 11/1/2026	115,000	120,015
Michigan Finance Authority, Bronson Healthcare Group, Inc.
Series 2020A, Rev., 4.00%, 5/15/2022	100,000	101,689
Series B, Rev., 3.50%, 11/15/2022 (c)	1,570,000	1,616,637
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project Rev., 5.00%, 11/1/2022	40,000	41,657

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Michigan Finance Authority, Clean Water Revolving Fund
Rev., 5.00%, 10/1/2022 (b)	340,000	353,605
Series 2018B, Rev., 5.00%, 10/1/2022	55,000	57,205
Series 2016B, Rev., 5.00%, 10/1/2023	25,000	27,159
Series 2016B, Rev., 5.00%, 10/1/2024	150,000	169,609
Michigan Finance Authority, Critenton Hospital Medical Center Series 2012A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,595
Michigan Finance Authority, Detroit School District
Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2022	355,000	361,997
Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2023	390,000	415,743
Michigan Finance Authority, Detroit State Aid Fourth Lien Series 2016C-3, Rev., 5.00%, 4/1/2023	490,000	520,157
Michigan Finance Authority, Drinking Water Revolving Fund Rev., 5.00%, 10/1/2022 (b)	45,000	46,801
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2022	1,475,000	1,541,287
Rev., 5.00%, 11/15/2023	20,000	21,800
Rev., 5.00%, 11/15/2024	440,000	498,592
Michigan Finance Authority, Holland Community Hospital Series 2016A, Rev., 4.00%, 1/1/2022	35,000	35,105
Michigan Finance Authority, Local Government Loan Program Series D-1, Rev., AGM, 5.00%, 7/1/2022	25,000	25,681
Michigan Finance Authority, Local Government Loan Program, Detroit Regional Convention Facility Authority Local Project Series 2014H-1, Rev., 5.00%, 10/1/2022	90,000	90,347
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project
Series D-1, Rev., 5.00%, 7/1/2022	275,000	282,487
Rev., AGM, 5.00%, 7/1/2024	715,000	796,741

Investments	Principal Amount ($)	Value ($)
Michigan Finance Authority, Local Government Loan Program, Muskegon Heights Public Schools State Qualified Unlimited Tax Project Series 2016A, Rev., Q-SBLF, 5.00%, 5/1/2022	40,000	40,787
Michigan Finance Authority, McLaren Health Care Corp. Series 20105A, Rev., 5.00%, 5/15/2022	480,000	490,322
Michigan Finance Authority, Mid Michigan Health Rev., 4.00%, 6/1/2024 (b)	570,000	622,039
Michigan Finance Authority, Sparrow Obligated Group Rev., 4.00%, 11/15/2022	40,000	41,417
Michigan Finance Authority, Tobacco Settlement Asset-Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2023	1,000,000	1,054,560
Michigan Finance Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2021 (b)	25,000	25,000
Rev., 5.00%, 12/1/2021	795,000	795,000
Series 2011MI, Rev., 5.00%, 12/1/2021 (b)	200,000	200,000
Series 2015MI, Rev., 5.00%, 12/1/2021	515,000	515,000
Series 2016MI-2, Rev.,
(SIFMA Municipal Swap
Index Yield + 0.48%), 0.53%, 12/9/2021 (d)	145,000	145,020
Series 2015MI, Rev., 5.00%, 6/1/2022 (b)	395,000	404,503
Rev., 5.00%, 12/1/2022 (b)	335,000	350,886
Rev., 5.00%, 12/1/2022	200,000	209,629
Series 2017A-MI, Rev., 5.00%, 12/1/2022	670,000	702,256
Series 2019MI-1, Rev., 5.00%, 12/1/2022	30,000	31,444
Rev., 5.00%, 12/1/2023	300,000	327,776
Series 2017A, Rev., 5.00%, 12/1/2023	385,000	420,646
Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	136,573
Series 2017A, Rev., 5.00%, 12/1/2024	240,000	272,564
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	785,000	894,168
Michigan State Building Authority Series 2015I, Rev., 5.00%, 4/15/2023	70,000	74,589

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013 1-A, Rev., 5.00%, 10/15/2023	50,000	54,425
Michigan State Building Authority, Facilities Program
Series 2015 I, Rev., 5.00%, 4/15/2022	110,000	111,978
Series 2016 I, Rev., 5.00%, 4/15/2022	60,000	61,079
Series 2013 1-A, Rev., 5.00%, 10/15/2022	210,000	218,830
Series 2016-I, Rev., 5.00%, 4/15/2026	50,000	59,315
Michigan State Building Authority, Multi Modal Program
Rev., VRDO, 0.09%, 12/9/2021 (c)	5,235,000	5,235,000
Michigan State Hospital Finance Authority
Series 2008C, Rev., 5.00%, 12/1/2022	110,000	115,296
Series 2012A, Rev., 5.00%, 6/1/2023	25,000	25,580
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2005A-3, Rev., 4.00%, 11/1/2022	185,000	191,413
Series 2005A-4, Rev., 5.00%, 11/1/2022	190,000	198,321
Series F-5, Rev., 2.40%, 3/15/2023 (c)	450,000	462,093
Series 2010 F-1, Rev., 4.00%, 6/1/2023 (c)	50,000	52,788
Series 2005A-3, Rev., 4.00%, 11/1/2023	100,000	107,063
Series 2005A-3, Rev., 4.00%, 11/1/2024	50,000	55,162
Michigan State Hospital Finance Authority, McLaren Health Care Corp.
Series 2012A, Rev., 5.00%, 6/1/2022	135,000	138,186
Series 2012A, Rev., 5.00%, 6/1/2025	165,000	168,861
Series 2012A, Rev., 5.00%, 6/1/2026	100,000	102,329
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Rev., 4.00%, 6/1/2022 (b)	135,000	137,558
Series 2009C, Rev., 4.00%, 6/1/2022 (b)	100,000	101,870
Rev., 5.00%, 6/1/2022 (b)	425,000	435,173
Series 2012MI, Rev., 5.00%, 6/1/2022 (b)	25,000	25,601
Series 2008C, Rev., 5.00%, 12/1/2024	255,000	289,600
Series C, Rev., 5.00%, 12/1/2025	200,000	234,758

Investments	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority, Single Family Mortgage Series 2018A, Rev., 2.20%, 6/1/2022	25,000	25,216
Michigan State University
Series 2013A, Rev., 5.00%, 8/15/2022	40,000	41,357
Series 2019C, Rev., 5.00%, 8/15/2022	355,000	367,040
Series 2020A, Rev., 5.00%, 8/15/2022	25,000	25,848
Series 2019B, Rev., 5.00%, 2/15/2023	35,000	37,014
Series 2013A, Rev., 5.00%, 8/15/2023	10,000	10,805
Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2024	370,000	406,411
Michigan Strategic Fund, Rare isotope Beams Project Rev., 5.00%, 3/1/2022	150,000	151,792
Milan Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	40,000	40,778
Mount Clemens Community School District, Unlimited Tax
Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2022	85,000	86,668
Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,647
Mount Pleasant School District, Unlimited Tax Series 2016-I, GO, 4.00%, 5/1/2022	50,000	50,789
Muskegon Local Development Finance Authority Rev., AGM, GTD, 3.00%, 11/1/2022	50,000	50,109
New Haven Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	55,000	56,107
North Kent Sewer Authority, State of Michigan, Sanitary Sewer System, Limited Tax of Constituent Municipalities Rev., 4.00%, 11/1/2022	50,000	51,747
Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2022	20,000	20,940

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Northview Public Schools, Unlimited Tax
Series 2020-III, GO, 4.00%, 5/1/2022	385,000	391,078
GO, Q-SBLF, 5.00%, 5/1/2023	70,000	74,610
Northville Public Schools, School Building and Site Series 2020-III, GO, 4.00%, 5/1/2025	30,000	33,355
Novi Community School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,398
GO, Q-SBLF, 5.00%, 5/1/2022	60,000	61,203
Oakland County Building Authority Series 2012A, Rev., 3.00%, 11/1/2022	30,000	30,777
Oakland County Building Authority, Limited Tax Series 2020A, Rev., 5.00%, 11/1/2022	120,000	125,300
Oakland University Rev., 5.00%, 3/1/2022	80,000	80,941
Oxford Area Community School District GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,499
Oxford Area Community School District, Unlimited Tax Series A, GO, Q-SBLF, 5.00%, 5/1/2023	30,000	32,011
Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	48,030
Plymouth-Canton Community School District, School Building and Site
Series 2013A, GO, 5.00%, 5/1/2022	20,000	20,401
Series 2013A, GO, 4.00%, 5/1/2023 (b)	130,000	136,919
Plymouth-Canton Community School District, Unlimited Tax Series 2012A, GO, Q-SBLF, 4.00%, 5/1/2022 (b)	25,000	25,398
Port Huron Area School District, School Building and Site, Unlimited Tax GO, AGM, 4.00%, 5/1/2023	25,000	26,287

Investments	Principal Amount ($)	Value ($)
Portage Public Schools, School Building and Site GO, 5.00%, 5/1/2022	40,000	40,795
River Rouge School District GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,398
Rochester Community School District, School Building and Site, Unlimited Tax Series II, GO, 3.00%, 5/1/2023	40,000	41,449
Roseville Community Schools, Energy Conservation Improvement GO, 3.00%, 5/1/2022	55,000	55,592
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group
Rev., 5.00%, 9/1/2022	75,000	77,651
Rev., 5.00%, 9/1/2023	800,000	864,740
Royal Oak School District, School Building and Site, Unlimited Tax
GO, 4.00%, 5/1/2022	55,000	55,875
GO, 5.00%, 5/1/2022	75,000	76,504
Saginaw City School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	45,000	45,883
GO, Q-SBLF, 5.00%, 5/1/2024	35,000	38,820
Saginaw Hospital Finance Authority, Covenant Medical Center Series 2020J, Rev., 5.00%, 7/1/2022	95,000	97,615
Saginaw Township Community School District GO, Q-SBLF, 4.00%, 5/1/2022	30,000	30,475
Saginaw Township Community School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	35,000	36,853
Saginaw Valley State University Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,688
Saline Area Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	85,000	86,686
GO, Q-SBLF, 5.00%, 5/1/2023	50,000	53,315
Sault Ste Marie Area Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	55,000	55,625

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	121,834
Shepherd Public Schools, Unlimited Tax Series A, GO, Q-SBLF, 3.00%, 5/1/2023	25,000	25,935
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	27,033
Southfield Library Building Authority, Limited Tax Rev., 5.00%, 5/1/2023	40,000	42,634
St. Joseph School District GO, Q-SBLF, 5.00%, 5/1/2022	30,000	30,589
Standish-Sterling Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,498
State of Michigan
Rev., GAN, 5.00%, 3/15/2022	750,000	760,167
Rev., GAN, 5.00%, 3/15/2023	515,000	545,668
Rev., GAN, 5.00%, 3/15/2024	50,000	55,218
Rev., GAN, 5.00%, 3/15/2025	200,000	229,121
State of Michigan Comprehensive Transportation Rev., AGM, 5.25%, 5/15/2022	50,000	51,141
State of Michigan Trunk Line Series 2021A, Rev., 5.00%, 11/15/2022	20,000	20,919
State of Michigan, Environmental Program
Series 2011A, GO, 5.00%, 12/1/2021	135,000	135,000
Series 2015A, GO, 5.00%, 12/1/2021	80,000	80,000
Series 2016A, GO, 5.00%, 12/1/2021	435,000	435,000
Series 2015A, GO, 5.00%, 12/1/2022	45,000	47,166
Series 2016A, GO, 5.00%, 12/1/2022	240,000	251,530
State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2022	660,000	690,311
Sturgis Public School District Series 2015A, GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,396

Investments	Principal Amount ($)	Value ($)
Three Rivers Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	75,000	76,475
Traverse City Area Public Schools, School Building and Site, Unlimited Tax
GO, 5.00%, 5/1/2023	50,000	53,337
Series 2021-II, GO, 3.00%, 5/1/2026	2,815,000	3,085,472
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2022	85,000	86,704
GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,669
Troy School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2023	105,000	112,008
GO, Q-SBLF, 5.00%, 11/1/2023 (b)	20,000	21,782
Ubly Community Schools, Unlimited Tax GO, AGM, 2.50%, 5/1/2022	25,000	25,229
University of Michigan
Series 2014A, Rev., 5.00%, 4/1/2022	90,000	91,448
Series 2018A, Rev., 5.00%, 4/1/2022	40,000	40,644
Utica Community Schools GO, Q-SBLF, 4.00%, 5/1/2023	70,000	73,575
Van Dyke Public Schools, Unlimited Tax
Series 2017A, GO, Q-SBLF, 4.00%, 5/1/2022	70,000	71,096
Series 2017C, GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,392
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 11/1/2023 (b)	145,000	157,972
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	100,000	101,558
Warren Woods Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20,000	21,291
Waterford School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	45,000	47,964
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2022	10,000	10,480

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport Series 2018C, Rev., 5.00%, 12/1/2021	810,000	810,000
Wayne State University
Series 2018A, Rev., 5.00%, 11/15/2023	100,000	108,897
Series 2013A, Rev., 5.00%, 11/15/2024	100,000	108,692
Series 2019A, Rev., 5.00%, 11/15/2024	210,000	237,633
Wayne-Westland Community Schools, Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2022	40,000	41,737
Webberville Community Schools, Unlimited Tax Series A, GO, Q-SBLF, 4.00%, 5/1/2023	50,000	52,530
West Bloomfield School District, Unlimited Tax School Building and Site GO, AGM, 5.00%, 5/1/2022	25,000	25,489
West Ottawa Public Schools GO, Q-SBLF, 4.00%, 11/1/2022	50,000	51,738
West Ottawa Public Schools, School Building and Site, Unlimited Tax
Series 2014-1, GO, 5.00%, 5/1/2022	65,000	66,300
GO, 4.00%, 5/1/2023	20,000	21,062
Western Michigan University Rev., 5.00%, 11/15/2022	50,000	52,272
Western Michigan University, Tax Exempt Series 2019A, Rev., 5.00%, 11/15/2022	250,000	261,358
Western Township Utilities Authority, Sewage Disposal System , Limited Tax
Rev., GTD, 5.00%, 1/1/2022	85,000	85,326
Rev., GTD, 5.00%, 1/1/2023	95,000	99,554
White Cloud Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	25,000	26,298
Wyandotte City School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	45,000	45,889

Investments	Principal Amount ($)	Value ($)
Yale Public Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,297
Ypsilanti Community Utilities Authority, Charter Township of Ypsilanti, Limited Tax Rev., 4.00%, 5/1/2022	65,000	66,010
Ypsilanti Community Utilities Authority, Limited Tax Rev., 4.00%, 4/1/2022	50,000	50,623
Ypsilanti Community Utilities Authority, Water Supply System No. 7, Charter Township Ypsilanti, Limited Tax Rev., 4.00%, 4/1/2023	175,000	183,546
Ypsilanti School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	42,640
Zeeland Public Schools GO, 5.00%, 5/1/2023	120,000	127,868
Zeeland Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	50,000	50,774
GO, 5.00%, 5/1/2022	25,000	25,491

Total Michigan		67,367,330

Minnesota — 1.3%
Albany Independent School District No. 745 Series 2015A, GO, 4.00%, 2/1/2022	30,000	30,188
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	26,360
Anoka County Regional Railroad Authority, Limited Tax Series 2015A, GO, 2.50%, 2/1/2022	50,000	50,196
Big Lake Independent School District No. 727 Series 2015A, GO, 5.00%, 2/1/2022	30,000	30,240
Buffalo-Hanover-Montrose Independent School District No. 877 Series 2012A, GO, 4.00%, 2/1/2022	215,000	216,345
Byron Independent School District No. 531 Series 2017A, GO, 3.00%, 2/1/2022	50,000	50,232
Cass Lake-Bena Independent School District No. 115 Series 2019A, GO, 5.00%, 2/1/2023	10,000	10,536

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Centennial Independent School District No. 12 Series 2017A, GO, 3.00%, 2/1/2022	70,000	70,330
City of Anoka
Series 2020A, GO, 4.00%, 2/1/2022	25,000	25,157
Series 2020A, GO, 4.00%, 2/1/2023	25,000	26,085
City of Blaine Series 2016A, GO, 4.00%, 2/1/2022	50,000	50,310
City of Cambridge Series 2016A, GO, 3.00%, 2/1/2022	30,000	30,139
City of Cambridge, Saales Tax Series 2019B, GO, 3.00%, 2/1/2022	100,000	100,465
City of Carver Series 2015B, GO, 4.00%, 2/1/2022	25,000	25,156
City of Chaska Series 2020C, GO, 5.00%, 2/1/2023	20,000	21,074
City of Circle Pines Series 2016B, GO, 3.00%, 2/1/2022	25,000	25,116
City of Columbia Heights
Series 2015A, GO, 3.00%, 2/1/2022	25,000	25,116
Series 2017B, GO, 3.00%, 2/1/2023	35,000	36,113
City of Crystal, General Improvement Series 2017A, GO, 3.00%, 2/1/2022	25,000	25,116
City of Duluth Series 2012A, GO, 2.00%, 2/1/2022(b)	30,000	30,089
City of Duluth, Capital Equipment Notes Series 2018C, GO, 3.00%, 2/1/2022	25,000	25,115
City of Duluth, State Aid Street Improvement Series 2020C, GO, 1.50%, 2/1/2022	755,000	756,631
City of Edina Series 2017A, GO, 4.00%, 2/1/2023	50,000	52,194

Investments	Principal Amount ($)	Value ($)
City of Mankato Series 2012A, GO, 3.00%, 2/1/2022	75,000	75,355
Series 2014A, GO, 5.00%, 2/1/2022	25,000	25,200
City of Mankato,Sales Tax Series 2021B, GO, 5.00%, 2/1/2022	45,000	45,360
City of Mendota Heights Series 2019A, GO, 4.00%, 2/1/2022	50,000	50,309
City of Minneapolis
GO, 4.00%, 12/1/2021	40,000	40,000
GO, 4.00%, 12/1/2022	25,000	25,963
Series 2017A, Rev., 5.00%, 11/15/2023	255,000	278,054
GO, 4.00%, 12/1/2023	45,000	48,318
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System
Rev., 5.00%, 11/15/2022	100,000	104,543
Rev., 5.00%, 11/15/2023	100,000	109,041
Rev., 5.00%, 11/15/2025	70,000	82,017
City of Minneapolis, Health Care System, Fairview Health Services Series 2015A, Rev., 5.00%, 11/15/2022	25,000	26,099
City of Minneapolis, University Gateway Project Rev., 4.00%, 12/1/2022	75,000	77,864
City of Moorhead Series 2016B, GO, 5.00%, 2/1/2023	35,000	36,913
City of Mound Series 2018A, GO, 4.00%, 2/1/2022	75,000	75,465
City of New Ulm Series 2017B, GO, 2.00%, 12/1/2022	45,000	45,763
City of New Ulm, Public Utility Series 2017A, GO, 3.00%, 12/1/2021	30,000	30,000
City of New Ulm,Sales Tax Series 2018B, GO, 4.00%, 12/1/2021	25,000	25,000
City of North Mankato Series 2015B, GO, 3.00%, 12/1/2021	25,000	25,000
City of Prior Lake Series 2016A, GO, 2.00%, 12/15/2021	250,000	250,168
City of Red Wing

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017A, GO, 3.00%, 2/1/2023	35,000	36,050
City of Redwood Falls Series 2018A, GO, 3.00%, 2/1/2023	20,000	20,636
City of Rochester Series 2015B, GO, 5.00%, 12/1/2023	20,000	21,873
City of Rochester, Waste Water Series 2012A, GO, 4.00%, 2/1/2022	100,000	100,625
City of Roseville Series 2012A, GO, 4.00%, 3/1/2022	25,000	25,240
City of Sauk Centre GO, 2.00%, 9/1/2022	45,000	45,604
City of St. Cloud Series 2014B, Rev., 5.00%, 5/1/2024	945,000	1,047,887
City of St. Cloud, Centracare Health System Series 2014B, Rev., 5.00%, 5/1/2022	475,000	484,241
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,094
City of St. Francis Series 2017A, GO, 3.00%, 2/1/2022	25,000	25,115
City of St. Paul Series 2018B, GO, 5.00%, 5/1/2023	20,000	21,341
City of St. Paul Minnesota, Housing and Redevelopment Authority, Fairview Health Services Series 2017A, Rev., 5.00%, 11/15/2022	250,000	260,989
City of St. Paul, Capital Improvement Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,895
City of St. Paul, Green Bonds Series 2020D, Rev., 4.00%, 12/1/2022	50,000	51,884
City of St. Paul, Street Improvement, Special Assessment Series 2016F, GO, 5.00%, 5/1/2022	25,000	25,498
City of Wayzata Series 2017A, GO, 3.00%, 12/1/2022	30,000	30,835

Investments	Principal Amount ($)	Value ($)
County of Anoka
Series 2013A, GO, 3.00%, 2/1/2022	60,000	60,284
GO, 5.00%, 2/1/2023	20,000	21,105
County of Anoka, Capital Improvement
Series 2017A, GO, 5.00%, 2/1/2022	50,000	50,400
Series 2020A, GO, 5.00%, 2/1/2024	40,000	44,017
County of Blue Earth Series 2015A, GO, 2.00%, 12/1/2022	30,000	30,512
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	57,106
County of Cook, Sales Tax Series 2011-B, GO, 3.00%, 2/1/2022 (b)	30,000	30,139
County of Hennepin
Series 2014B, GO, 5.00%, 12/1/2021	35,000	35,000
Series 2014A, GO, 5.00%, 12/1/2022	85,000	89,083
Series 2014B, GO, 5.00%, 12/1/2022	100,000	104,804
Series 2016A, GO, 5.00%, 12/1/2022	30,000	31,441
Series 2016C, GO, 5.00%, 12/1/2022	50,000	52,402
Series 2017C, GO, 5.00%, 12/1/2022	140,000	146,726
County of Hennepin, Sales Tax
Series 2017A, Rev., 5.00%, 12/15/2021	70,000	70,123
Series 2020C, GO, 5.00%, 12/15/2021	140,000	140,246
Series 2020C, GO, 5.00%, 12/15/2022	20,000	20,998
County of Kandiyohi, Water and Sewer Series 2019A, GO, 4.00%, 2/1/2022	25,000	25,157
County of Mille Lacs, Drainage Series 2019B, GO, 3.00%, 2/1/2024	45,000	47,390
County of Olmsted
Series 2020A, GO, 3.00%, 2/1/2022	35,000	35,163
Series 2012A, GO, 4.00%, 2/1/2022	115,000	115,723
County of Otter Tail, Capital Improvement

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019A, GO, 5.00%, 2/1/2023	55,000	58,013
County of Ramsey, Capital Improvement Series 2016B, GO, 5.00%, 2/1/2022	30,000	30,240
County of Ramsey, Library Series 2014A, GO, 5.00%, 2/1/2022	20,000	20,160
County of Rice, Shattuck-St. Mary’s School Project Series A, Rev., 5.00%, 8/1/2022 (b)(f)	750,000	773,685
County of Scott Series 2014B, GO, 5.00%, 12/1/2021	100,000	100,000
County of Scott, Capital Improvement Series 2014B, GO, 5.00%, 12/1/2022	65,000	68,103
County of Sherburne, Capital Improvement Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,765
County of St. Louis, Capital Improvement
Series 2013D, GO, 3.00%, 12/1/2021	100,000	100,000
Series 2015C, GO, 3.00%, 12/1/2022	25,000	25,708
Series 2016B, GO, 5.00%, 12/1/2023	35,000	38,263
County of Stearns, Capital Improvement Crossover Series 2014A, GO, 4.00%, 12/1/2021	30,000	30,000
County of Washington Series 2017A, GO, 4.00%, 2/1/2022	20,000	20,127
County of Washington, Capital Improvement Plan Series 2014A, GO, 5.00%, 2/1/2022	50,000	50,400
County of Wright Series 2019A, COP, 5.00%, 12/1/2022	40,000	41,889
County of Wright, Jail
Series 2017A, GO, 4.00%, 12/1/2021	125,000	125,000
Series 2017A, GO, 4.00%, 12/1/2022	160,000	166,044

Investments	Principal Amount ($)	Value ($)
Deer River Independent School District No. 317, Deer River, Facilities Maintenance Series 2019A, GO, 5.00%, 2/1/2022	100,000	100,784
Dover and Eyota Independent School District No. 533, School Building Series 2010A, GO, 3.50%, 2/1/2022	50,000	50,273
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2023	205,000	210,108
Duluth Independent School District No. 709
Series 2019C, COP, 5.00%, 2/1/2022	130,000	130,915
Series A, COP, 5.00%, 2/1/2022	200,000	201,407
Series 2016A, COP, 5.00%, 2/1/2023	100,000	104,864
Series 2016A, COP, 5.00%, 2/1/2024	200,000	218,171
Series 2016A, COP, 5.00%, 2/1/2025	400,000	451,719
East Grand Forks Independent School District No. 595, School Building Series 2016A, GO, 5.00%, 2/1/2022	25,000	25,198
Edina Independent School District No. 273 Series 2019B, GO, 5.00%, 2/1/2023	35,000	36,938
Elk River Independent School District No. 728 Series 2012A, GO, 3.00%, 2/1/2022	20,000	20,094
Farmington Independent School District No. 192, School Building Series 2020A, GO, 5.00%, 2/1/2023	35,000	36,904
Hennepin County Regional Railroad Authority Series 2019A, GO, 5.00%, 12/1/2021	25,000	25,000
Hopkins Independent School District No. 270, Alternative Facilities Series 2015A, GO, 3.00%, 2/1/2022	55,000	55,259
Hutchinson Independent School District No. 423 Series 2020A, GO, 4.00%, 2/1/2022	70,000	70,445
Hutchinson Utilities Commission Series 2017B, Rev., 4.00%, 12/1/2022	25,000	25,929

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Lake Superior Independent School District No. 381 Series 2016A, GO, 5.00%, 10/1/2022	35,000	36,403
Lakeville Independent School District No. 194 Series 2016A, GO, 5.00%, 2/1/2022	40,000	40,318
Martin County West Independent School District No. 2448, Alternative and Capital Facilities Series 2014A, GO, 5.00%, 2/1/2022	25,000	25,195
Metropolitan Council
Series 2021B, GO, GAN, 5.00%, 12/1/2021	60,000	60,000
Series 2017C, GO, 5.00%, 3/1/2022	25,000	25,302
Series 2012E, GO, 5.00%, 9/1/2022	200,000	206,992
Metropolitan Council, Minneapolis St. Paul Metropolitan Area
Series 2012-I, GO, 4.00%, 3/1/2022	95,000	95,912
Series 2020D, GO, 5.00%, 3/1/2022	35,000	35,423
Series 2012B, GO, 5.00%, 9/1/2022	150,000	155,244
Series 2012E, GO, 5.00%, 9/1/2022	220,000	227,691
Minneapolis Special School District No. 1
Series 2020A, COP, 5.00%, 4/1/2023	125,000	132,883
Series 2014D, COP, 5.00%, 2/1/2025	30,000	31,640
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2016B, Rev., 5.00%, 1/1/2022	1,215,000	1,219,767
Series 2016C, Rev., 5.00%, 1/1/2022	130,000	130,510
Series A, Rev., 5.00%, 1/1/2022	125,000	125,490
Series 2019C, Rev., 5.00%, 1/1/2023	150,000	157,794
Series B, Rev., 5.00%, 1/1/2023	725,000	762,670
Series B, Rev., 5.00%, 1/1/2024	65,000	71,215
Minnesota Higher Education Facilities Authority

Investments	Principal Amount ($)	Value ($)
Series 8-G, Rev., 5.00%, 12/1/2022	15,000	15,693
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 5.00%, 3/1/2022	25,000	25,301
Rev., 5.00%, 3/1/2023	220,000	232,859
Minnesota Higher Education Facilities Authority, Macalester College Series 20158-J, Rev., 5.00%, 3/1/2022	60,000	60,714
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2013C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2022	125,000	125,208
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2023	15,000	15,139
Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2022	25,000	25,970
Minnesota Public Facilities Authority
Series 2016A, Rev., 5.00%, 3/1/2022	60,000	60,724
Series 2010A, Rev., 5.00%, 3/1/2023	50,000	52,981
Minnesota State Colleges and Universities Foundation
Rev., 4.00%, 10/1/2022	125,000	128,901
Series 2019A, Rev., 5.00%, 10/1/2023	25,000	27,130
Minnetonka Independent School District No. 276
Series 2019B, GO, 5.00%, 7/1/2022	25,000	25,694
Series E, COP, 3.00%, 10/1/2022	85,000	86,819
Series 2021K, COP, 4.00%, 2/1/2023	65,000	67,681
Series 2021L, COP, 4.00%, 2/1/2023	80,000	83,300
Series 2020A, GO, 3.00%, 3/1/2023	25,000	25,852
Series E, COP, 4.00%, 10/1/2023	115,000	122,307
Monticello Independent School District No. 882 Series 2016A, GO, 2.00%, 2/1/2023	25,000	25,466
Mora Independent School District No. 332 Series 2020A, GO, 4.00%, 2/1/2023	25,000	26,058

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2018C, COP, 3.00%, 2/1/2022	50,000	50,212
Northeastern Metropolitan Intermediate School District No. 916
Series 2013A, COP, 4.00%, 2/1/2022	25,000	25,149
Series 2015A, COP, 4.00%, 2/1/2022	50,000	50,297
Series 2015A, COP, 4.00%, 2/1/2023	200,000	208,011
Orono Independent School District No. 278
Series 2016A, GO, 4.00%, 2/1/2022	25,000	25,159
Series 2017A, GO, 4.00%, 2/1/2022	50,000	50,318
Series 2017B, GO, 5.00%, 2/1/2022	75,000	75,599
Plymouth Intermediate District No. 287 Series 2016A, COP, 3.00%, 5/1/2022	55,000	55,606
Princeton Independent School District No. 477, Facilities Maintenance Series 2019A, GO, 5.00%, 2/1/2022	30,000	30,240
Prior Lake-Savage Independent School District No. 719 Series 2018B, GO, Zero Coupon, 2/1/2023	115,000	114,503
Robbinsdale Independent School District No. 281, Alternative Facilities Series 2016B, GO, 5.00%, 2/1/2022	25,000	25,199
Rochester Independent School District No. 535
Series 2020A, GO, 4.00%, 2/1/2022	20,000	20,127
Series 2016C, GO, 5.00%, 2/1/2022	25,000	25,200
Series 2014A, COP, 3.00%, 2/1/2024	25,000	25,742
Rockford Independent School District No. 883 Series 2015A, GO, 5.00%, 2/1/2022	45,000	45,353
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2013A, GO, 3.00%, 2/1/2022	75,000	75,354

Investments	Principal Amount ($)	Value ($)
Series 2013B, COP, 3.00%, 2/1/2022	50,000	50,228
Series 2016A, GO, 5.00%, 2/1/2022	25,000	25,200
Series 2016A, GO, 5.00%, 2/1/2025	35,000	40,022
Roseville Independent School District No. 623 Series 2018A, GO, 5.00%, 2/1/2022	75,000	75,588
Shakopee Independent School District No. 720
Series 2020D, GO, 5.00%, 2/1/2022	400,000	403,157
Series 2016A, GO, 5.00%, 2/1/2023	60,000	63,315
South Washington County Independent School District No. 833 Series 2016B, GO, 5.00%, 2/1/2023	95,000	100,203
Southern Minnesota Municipal Power Agency
Series A, Rev., 5.00%, 1/1/2022	25,000	25,094
Series 2015A, Rev., 5.00%, 1/1/2023	125,000	131,131
Southern Minnesota Municipal Power Agency, Capital Appreciation Series 1994A, Rev., NATL- RE, Zero Coupon, 1/1/2022	7,625,000	7,623,730
Spring Lake Park Independent School District No. 16 Series 2015A, GO, 4.00%, 2/1/2022	25,000	25,159
St. Cloud Independent School District No. 742
Series 2021A, COP, 3.00%, 2/1/2023	150,000	154,182
Series 2018A, GO, 5.00%, 2/1/2023	35,000	36,909
Series 2021A, COP, 3.00%, 2/1/2024	175,000	183,557
Series 2021A, COP, 3.00%, 2/1/2025	125,000	133,415
St. Louis County Independent School District No. 2142 Series 2019A, COP, 5.00%, 2/1/2022	65,000	65,497
St. Louis Park Independent School District No. 283, School Building Series 2014A, GO, 3.00%, 2/1/2022	25,000	25,116

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
St. Michael-Albertville Independent School District No. 885, School Building Series 2016A, GO, 5.00%, 2/1/2023	115,000	121,285
St. Paul Independent School District No. 625
Series 2016B, GO, 3.00%, 2/1/2022	30,000	30,140
Series 2017C, COP, 5.00%, 2/1/2022	25,000	25,198
Series 2018B, COP, 5.00%, 2/1/2022	25,000	25,198
Series 2017D, GO, 5.00%, 2/1/2023	35,000	36,947
Series 2018B, COP, 5.00%, 2/1/2023	25,000	26,387
Series 2019B, COP, 5.00%, 2/1/2023	80,000	84,440
St. Paul Port Authority, Limited Tax Series 2017-1, Rev., 5.00%, 3/1/2022	25,000	25,302
St. Paul Port Authority, State of Minnesota Freeman Office Building
Series 2013-2, Rev., 5.00%, 12/1/2021	765,000	765,000
Series 2013-2, Rev., 5.00%, 12/1/2022	150,000	157,237
Staples United Hospital District GO, 3.00%, 12/1/2022	40,000	41,064
State of Minnesota
Series 2012B, Rev., 5.00%, 3/1/2022	465,000	470,590
Series A, Rev., 5.00%, 6/1/2022	75,000	76,808
Series 2013A, GO, 5.00%, 8/1/2022	20,000	20,646
Series 2019A, GO, 5.00%, 8/1/2022	85,000	87,748
Series 2012B, Rev., 5.00%, 3/1/2023	50,000	50,594
Series 2014A, Rev., 5.00%, 6/1/2023	25,000	26,799
Series 2015A, GO, 5.00%, 8/1/2023	50,000	53,948
Series 2012B, Rev., 5.00%, 3/1/2024	50,000	50,595
Series 2012B, Rev., 5.00%, 3/1/2025	50,000	50,595
Series 2012B, Rev., 4.00%, 3/1/2026	90,000	90,815
State of Minnesota, Trunk Highway

Investments	Principal Amount ($)	Value ($)
Series 2014E, GO, 3.00%, 8/1/2022	20,000	20,381
Series 2014B, GO, 5.00%, 8/1/2022	85,000	87,748
Series 2015B, GO, 5.00%, 8/1/2022	55,000	56,778
Series 2018B, GO, 5.00%, 8/1/2022	65,000	67,102
Series 2021B, GO, 5.00%, 9/1/2022	110,000	113,998
Series 2018B, GO, 5.00%, 8/1/2023	25,000	26,974
State of Minnesota, Various Purpose
Series 2014A, GO, 5.00%, 8/1/2022	120,000	123,880
Series 2015A, GO, 5.00%, 8/1/2022	90,000	92,910
Series 2015D, GO, 5.00%, 8/1/2022	50,000	51,617
Series 2016A, GO, 5.00%, 8/1/2022	175,000	180,658
Series 2016D, GO, 5.00%, 8/1/2022	120,000	123,847
Series 2019D, GO, 5.00%, 8/1/2022	25,000	25,808
Series 2013D, GO, 5.00%, 10/1/2022	60,000	62,421
Series 2013F, GO, 5.00%, 10/1/2022	50,000	52,013
Series 2017D, GO, 5.00%, 10/1/2022	55,000	57,220
Series 2014A, GO, 5.00%, 8/1/2023	10,000	10,790
Series 2017A, GO, 5.00%, 10/1/2023	50,000	54,327
Stillwater Independent School District No. 834 Series 2015A, GO, 5.00%, 2/1/2023	60,000	63,323
Three Rivers Park District Series 2015B, GO, 3.00%, 2/1/2023	20,000	20,645
Tri-City United Public Schools Independent School District No. 2905, School Building Series 2018A, GO, 4.00%, 2/1/2025	235,000	260,791
University of Minnesota
Series 2011D, Rev., 5.00%, 12/1/2021 (b)	200,000	200,000
Series 2011D, Rev., 5.00%, 12/1/2021 (b)	55,000	55,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017B, Rev., 5.00%, 12/1/2021	570,000	570,000
Series 2014B, Rev., 5.00%, 1/1/2022	20,000	20,079
Series 2013A, Rev., 5.00%, 2/1/2022	25,000	25,199
University of Minnesota, State Supported Biomedical Science Research Facilities Funding Program Series 2021A, Rev., 4.00%, 8/1/2022	60,000	61,534
University of Minnesota, State Supported Stadium Debt Series 2015A, Rev., 5.00%, 8/1/2022	20,000	20,644
Waconia Independent School District No. 110 Series 2017C, GO, 4.00%, 2/1/2023	150,000	156,420
Waterville-Elysian-Morristown Independent School District No. 2143, School Building Series 2019A, GO, 5.00%, 2/1/2025	150,000	171,165
White Bear Lake Independent School District No. 624 Series 2020A, GO, 4.00%, 2/1/2022	30,000	30,188
Total Minnesota		30,147,380
Mississippi — 0.3%
Alcorn State University Educational Building Corp. (The), Refinancing Project Rev., 3.00%, 9/1/2022	100,000	102,012
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	27,375
City of Southaven, Combined Water and Sewer System Rev., 5.00%, 2/1/2022	25,000	25,194
City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	57,663
County of DeSoto
GO, 5.00%, 7/1/2022	115,000	118,172
GO, 5.00%, 7/1/2023	40,000	42,973
County of Madison GO, 2.50%, 5/1/2023	30,000	30,923
County of Madison, Road and Bridge GO, 4.00%, 11/1/2023	50,000	53,462
Jackson State University Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2022	90,000	91,087

Investments	Principal Amount ($)	Value ($)
Series 2015A, Rev., 5.00%, 3/1/2023	150,000	158,457
Madison County School District GO, 5.00%, 3/1/2024	25,000	27,543
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2022	35,000	35,835
Mississippi Business Finance Corp. Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,230,361
Mississippi Business Finance Corp., Power Co. Project Rev., 2.75%, 12/9/2021 (c)	100,000	100,050
Mississippi Development Bank
Rev., 2.00%, 12/1/2021	200,000	200,000
Series 2013A, Rev., 5.00%, 1/1/2022	25,000	25,097
Rev., 5.00%, 11/1/2022	70,000	72,901
5.00%, 1/1/2023	105,000	110,397
Rev., 5.00%, 1/1/2023	10,000	10,514
Series B, Rev., 5.00%, 1/1/2023	20,000	21,028
Rev., 5.00%, 11/1/2023	65,000	70,739
Series A, Rev., 5.00%, 4/1/2024	475,000	523,734
Rev., 5.00%, 6/1/2025	35,000	40,386
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Bonds Project Rev., 5.00%, 8/1/2026	35,000	41,400
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	295,000	339,391
Mississippi Development Bank, Desoto County Highway Construction Project Rev., 5.00%, 1/1/2022	230,000	230,893
Mississippi Development Bank, East Mississippi Community College District Capital Improvement Project Rev., 5.00%, 1/1/2022	50,000	50,191
Mississippi Development Bank, Gulfport School District Bond Project Rev., 5.00%, 4/1/2022	25,000	25,393
Mississippi Development Bank, Jackson Public School District General Obligation Refunding Bond Project Series 2015A, Rev., 5.00%, 4/1/2022	150,000	152,359

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015A, Rev., 5.00%, 4/1/2025	90,000	102,845
Mississippi Development Bank, Madison County Highway Project Series 2013C, Rev., 5.00%, 1/1/2022	40,000	40,155
Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	21,912
Mississippi Development Bank, Marshall County Industrial Development Authority Rev., 5.00%, 1/1/2022 (b)	175,000	175,685
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	60,000	63,554
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2022	315,000	322,466
Rev., 5.00%, 6/1/2023	60,000	64,205
Rev., 5.00%, 6/1/2024	30,000	33,413
Mississippi Development Bank, Southaven Mississippi General Obligation Bond Project Rev., 3.00%, 1/1/2022	240,000	240,545
Mississippi Development Bank, Special Obligation, Tupelo Project Rev., 5.00%, 11/1/2022	30,000	31,308
Mississippi Development Bank, Starkville Parks and Recreation Bond Project Series 2020B, Rev., 3.00%, 3/1/2022	40,000	40,273
Mississippi Home Corp., Single Family Mortgage Series A, Rev., GNMA/FNMA/FHLMC COLL, 1.80%, 12/1/2022	30,000	30,410
Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services
Rev., 5.00%, 10/1/2023	225,000	244,168
Series 2020-I, Rev., 5.00%, 10/1/2025	140,000	163,506
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project
Rev., 4.00%, 8/1/2022	100,000	102,400
Series 2014A, Rev., 5.00%, 8/1/2023	50,000	53,887

Investments	Principal Amount ($)	Value ($)
Rankin County School District, Limited Tax GO, 3.00%, 8/1/2023	75,000	75,155
State of Mississippi
Series 2012H, GO, 4.00%, 12/1/2021	250,000	250,000
Series 2015C, GO, 5.00%, 10/1/2022	65,000	67,612
Series 2009F, GO, 5.25%, 10/1/2022	50,000	52,113
Series 2012F, GO, 4.00%, 11/1/2022	180,000	186,308
Series 2012F, GO, 5.00%, 11/1/2022 (b)	50,000	52,199
Series 2012H, GO, 5.00%, 12/1/2022	85,000	89,092
Series 2017A, GO, 5.00%, 10/1/2024	25,000	28,238
University of Mississippi Educational Building Corp. Series 2015C, Rev., 3.00%, 11/1/2022	25,000	25,641
University of Mississippi Educational Building Corp., Facilities Refinancing Project
Rev., 3.00%, 10/1/2022	195,000	199,551
Series 2016A, Rev., 5.00%, 10/1/2022	80,000	83,194
Rev., 5.00%, 10/1/2023	270,000	292,846
Rev., 5.00%, 10/1/2024	195,000	219,372
University of Southern Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 3.00%, 3/1/2023	50,000	51,539
Vicksburg Warren School District, Limited Tax GO, 5.00%, 3/1/2022	35,000	35,376

Total Mississippi		7,454,498

Missouri — 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combine Lien Mass Transit Sales Tax Series 2013A, Rev., 5.00%, 10/1/2022	225,000	233,733
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien
Series 2013A, Rev., 4.38%, 10/1/2022 (b)	25,000	25,871
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	230,000	239,203

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Cape Girardeau County Industrial Development Authority, Health Care Facilities
Series 2013A, Rev., 5.00%, 6/1/2033	300,000	307,065
Series 2013A, Rev., 4.00%, 6/1/2043	235,000	239,367
Cape Girardeau School District No. 63, Refunding & Improvement GO, 4.00%, 3/1/2025	25,000	27,824
City of Belton COP, 5.00%, 3/1/2023	100,000	105,690
City of Brentwood COP, 3.00%, 10/1/2022	70,000	71,521
City of Chesterfield COP, 5.00%, 12/1/2023	75,000	81,928
City of Clayton Rev., 5.00%, 12/1/2022	115,000	120,525
City of Columbia, Water and Electric System Rev., 5.00%, 10/1/2022	50,000	51,966
City of Gladstone Series A, COP, 2.00%, 6/1/2022	25,000	25,224
City of Kansas City
Series 2012-A, Rev., 2.00%, 12/1/2021	20,000	20,000
Series 2012-A, Rev., 3.00%, 12/1/2021 (b)	50,000	50,000
Series 2005F, Rev., AGM, 4.00%, 12/1/2021 (b)	25,000	25,000
Series 2019A, Rev., 5.00%, 12/1/2021	20,000	20,000
Series 2012A, GO, 4.00%, 2/1/2022	80,000	80,510
Series 2013B, Rev., 4.50%, 8/1/2022 (b)	25,000	25,715
Series 2014A, Rev., 4.00%, 12/1/2022	35,000	36,340
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	41,930
Series 2021A, Rev., 5.00%, 12/1/2022	25,000	26,206
Series 2016A, Rev., 4.00%, 1/1/2023	100,000	104,139
Series 2018A, Rev., 5.00%, 1/1/2023	100,000	105,218
Series 2012A, GO, 5.00%, 2/1/2023	70,000	70,553
Series 2019A, Rev., 5.00%, 12/1/2023	35,000	38,278
Series 2012A, GO, 4.50%, 2/1/2024	190,000	191,287

Investments	Principal Amount ($)	Value ($)
City of Kansas City, Special Obligation
Series 2013B, Rev., 3.25%, 8/1/2022 (b)	150,000	153,027
Series 2013B, Rev., 5.00%, 8/1/2022	45,000	46,415
Series 2017C, Rev., 5.00%, 9/1/2022	480,000	496,966
Series B, Rev., 5.00%, 9/1/2022	135,000	139,772
Series 2009E, Rev., Zero Coupon, 2/1/2023	45,000	44,484
City of Kansas City, Special Obligation, Capital Appreciation Series E, Rev., Zero Coupon, 2/1/2024	275,000	268,155
City of Kansas, Sanitary Sewer System
Series 2016A, Rev., 4.00%, 1/1/2022	25,000	25,078
Series 2018A, Rev., 5.00%, 1/1/2022	75,000	75,296
City of Kirkwood
COP, 3.00%, 9/1/2023	105,000	109,504
City of Sedalia
COP, 3.00%, 9/15/2022	25,000	25,527
City of Springfield
Rev., 5.00%, 9/1/2023	50,000	54,055
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	255,000	263,227
Rev., 5.00%, 8/1/2023	80,000	86,345
City of Springfield, Public Utility, Lease Purchase Agreement
COP, 5.00%, 12/1/2021	265,000	265,000
Rev., 5.00%, 9/1/2022	100,000	103,542
City of Springfield, Special Obligation Series 2016A, Rev., 2.00%, 5/1/2022	45,000	45,342
City of St. Charles
Series 2020B, COP, 4.00%, 2/1/2022	25,000	25,153
COP, 4.00%, 4/1/2022	55,000	55,680
Series 2020B, COP, 4.00%, 2/1/2023	100,000	104,280
COP, 5.00%, 4/1/2023	150,000	159,294
City of St. Louis, St. Louis Lambert International Airport Series A, Rev., AGM, 5.00%, 7/1/2022	370,000	380,271
City of St. Peters COP, 4.00%, 5/1/2023	170,000	178,701
City of Washington
COP, 5.00%, 3/1/2022	30,000	30,344
COP, 5.00%, 3/1/2023	320,000	337,835

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Willard, Combined Waterworks and Sewerage System Project COP, 5.00%, 5/1/2022	30,000	30,574
Columbia School District
GO, 5.00%, 3/1/2022	25,000	25,302
GO, 5.00%, 3/1/2023	145,000	153,682
County of Clay
Series 2018A, COP, 4.00%, 5/1/2022 (b)	40,000	40,637
Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	32,653
County of Dunklin
Rev., 3.00%, 12/1/2021	225,000	225,000
Rev., 3.00%, 12/1/2022	200,000	205,198
Rev., 3.00%, 12/1/2023	360,000	377,905
Rev., 3.00%, 12/1/2024	330,000	352,898
Rev., 3.00%, 12/1/2025	250,000	271,348
Rev., 3.00%, 12/1/2026	400,000	438,753
County of Greene, Capital Projects
COP, 4.00%, 9/1/2022	20,000	20,551
Series 2021A, COP, 4.00%, 3/1/2024	30,000	32,354
County of Jackson, Harry S. Truman Sports Complex Project
Rev., 5.00%, 12/1/2021	225,000	225,000
Rev., 5.00%, 12/1/2024	200,000	222,884
County of Jackson, Truman Medical Center Project Series 2011B, Rev., 4.50%, 12/1/2025	100,000	100,156
County of St. Louis, Special Obligation
Series 2020A, Rev., 5.00%, 12/1/2021	75,000	75,000
Series 2021F, Rev., 5.00%, 12/1/2022	45,000	47,143
Curators of the University of Missouri (The), System Facilities Bonds Series 2014A, Rev., 5.00%, 11/1/2022 (b)	165,000	172,257
Eureka Fire Protection District GO, 4.00%, 3/1/2022	70,000	70,663
Ferguson Reorganized School District No. R-2 GO, 4.00%, 5/1/2022	25,000	25,400
Florissant Valley Fire Protection District GO, 3.00%, 3/1/2022	25,000	25,170
Fort Zumwalt School District, Missouri Direct Deposit Program GO, Zero Coupon, 3/1/2022	200,000	199,840

Investments	Principal Amount ($)	Value ($)
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ:
BJC Health System, 0.05%, 12/9/2021 (c)	13,610,000	13,610,000
Rev., 5.00%, 1/1/2022	210,000	210,822
Rev., 5.00%, 1/1/2023	105,000	110,444
Series 2021B, Rev., 4.00%, 5/1/2026 (c)	125,000	143,714
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2013A, Rev., 5.00%, 11/15/2022	160,000	167,112
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2026	155,000	184,301
Health and Educational Facilities Authority of the State of Missouri, Mosaic Health System Series 2019A, Rev., 5.00%, 2/15/2022	275,000	277,655
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care
Series 2014A, Rev., 5.00%, 6/1/2022	115,000	117,755
Series 2014A, Rev., 5.00%, 6/1/2023	45,000	48,189
Series 2014A, Rev., 5.00%, 6/1/2025	25,000	27,797
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Rev., 4.00%, 12/1/2021 (b)	150,000	150,000
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2022	445,000	464,999
Rev., 5.00%, 11/15/2023	175,000	190,534
Health and Educational Facilities Authority of the State of Missouri, The Children’s Mercy Hospital Rev., 5.00%, 5/15/2022	170,000	173,656
Hickman Mills C-1 School District Series 2020C-1, GO, 4.00%, 3/1/2023	50,000	52,339
Jackson County Reorganized School District No. 7, Lee’s Summit R-7

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 3.00%, 3/1/2022(b)	250,000	251,720
Jefferson City School District
COP, 4.00%, 4/1/2022	300,000	303,676
GO, 3.00%, 3/1/2023	35,000	36,184
Kansas City Municipal Assistance Corp., Capital Appreciation Series 2004B-1, Rev., AMBAC, Zero Coupon, 4/15/2022	20,000	19,985
Kirkwood School District Educational Facilities Authority, Leasehold Rev., 3.00%, 2/15/2022	25,000	25,146
Ladue School District
GO, 4.00%, 3/1/2022	85,000	85,810
GO, 4.00%, 3/1/2023	20,000	20,943
Maplewood-Richmond Heights School District, Capital Appreciation GO, AGM, Zero Coupon, 3/1/2022	100,000	99,908
Metropolitan St. Louis Sewer District
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	20,000	20,401
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	95,000	96,904
Series 2015B, Rev., 5.00%, 5/1/2022	30,000	30,605
Series 2013B, Rev., 5.00%, 5/1/2023 (b)	160,000	170,774
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	90,000	91,804
Series 2012B, Rev., 5.00%, 5/1/2022 (b)	155,000	158,108
Series 2013B, Rev., 5.00%, 5/1/2022	50,000	51,009
Missouri Development Finance Board, Cultural Facilities, Nelson-Atkins Museum of Art Series 2012A, Rev., 5.00%, 12/1/2023	120,000	130,732
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2023	75,000	81,404
Missouri Development Finance Board, Infrastructure Facilities, Tax Exempt Series 2011-A, Rev., 4.00%, 12/21/2021	25,000	25,074
Missouri Highway and Transportation Commission Series 2019A, Rev., 5.00%, 5/1/2022	50,000	51,011

Investments	Principal Amount ($)	Value ($)
Series 2019A, Rev., 5.00%, 5/1/2023	85,000	90,748
Missouri Highway and Transportation Commission, First Lien Series 2014A, Rev., 5.00%, 5/1/2022	385,000	392,784
Missouri Highway and Transportation Commission, Senior Lien Series 2010C, Rev., 5.00%, 2/1/2022	25,000	25,201
Missouri Housing Development Commission, First Place Homeownership Loan Series 2021C, Rev., GNMA/FNMA/FHLMC, 0.35%, 11/1/2023	480,000	479,760
Missouri Joint Municipal Electric Utility Commission Power Supply System, Mopep Facilities
Rev., 5.00%, 12/1/2021	50,000	50,000
Rev., 5.00%, 12/1/2022	300,000	314,196
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project
Series 2014A, Rev., 5.00%, 1/1/2022	1,240,000	1,244,793
Series 2014A, Rev., 5.00%, 1/1/2023	280,000	294,329
Series 2014A, Rev., 5.00%, 1/1/2024	235,000	257,161
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2021	935,000	935,000
Series 2015A, Rev., 5.00%, 12/1/2022	105,000	109,968
Series 2015A, Rev., 5.00%, 6/1/2023	335,000	358,528
Series 2015A, Rev., 5.00%, 12/1/2023	175,000	190,871
Series 2015A, Rev., 5.00%, 6/1/2024	150,000	167,024
Series 2015A, Rev., 5.00%, 6/1/2025	305,000	352,511
Missouri State Board of Public Buildings
Series 2016A, Rev., 4.00%, 4/1/2022	25,000	25,318
Series 2015B, Rev., 5.00%, 4/1/2022	55,000	55,882
Series 2017A, Rev., 5.00%, 4/1/2022	40,000	40,641

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014A, Rev., 5.00%, 10/1/2022	135,000	140,402
Series 2014A, Rev., 4.00%, 10/1/2023	70,000	72,166
Rev., 5.00%, 10/1/2023	50,000	54,317
Series 2015B, Rev., 5.00%, 4/1/2024	100,000	110,852
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program
Series 2011A, Rev., 5.00%, 1/1/2022	20,000	20,079
Series 2011A, Rev., 5.00%, 1/1/2022 (b)	35,000	35,137
Series 2015B, Rev., 5.00%, 1/1/2022	20,000	20,079
Series 2013A, Rev., 5.00%, 7/1/2022	20,000	20,562
Series 2015B, Rev., 5.00%, 7/1/2023	25,000	26,879
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water
Rev., 4.00%, 1/1/2022	25,000	25,078
Rev., 5.00%, 1/1/2022 (b)	50,000	50,196
Series 2020A, Rev., 5.00%, 1/1/2023	25,000	26,299
Series 2013A, Rev., 5.00%, 7/1/2024	60,000	64,519
Park Hill School District of Platte County, Missouri Direct Deposit Program
GO, 5.00%, 3/1/2022	50,000	50,603
GO, 5.00%, 3/1/2023	40,000	42,395
Plaza at Noah’s Ark Community Improvement District
Rev., 3.00%, 5/1/2022	125,000	125,624
Rev., 3.00%, 5/1/2023	150,000	152,353
Poplar Bluff R-I School District COP, AGM, 5.00%, 3/1/2022	60,000	60,694
Public Water Supply District No. 3 of Franklin County Series 2020B, COP, 4.00%, 12/1/2021	75,000	75,000
Raytown C-2 School District Series 2018B, COP, 5.00%, 4/1/2022 (b)	35,000	35,545
Republic School District No. R-3, Missouri Direct Deposit Program GO, 4.00%, 3/1/2022	25,000	25,239
Rock Township Ambulance District

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 3/1/2022	25,000	25,234
School of the Osage Series C, GO, 5.00%, 3/1/2022	25,000	25,301
Shelby County School District No. R- IV COP, 3.00%, 4/15/2022	125,000	126,194
Springfield School District No. R-12 GO, 3.00%, 3/1/2022	60,000	60,426
Springfield School District No. R-12, Direct Deposit Program GO, 4.00%, 3/1/2022	30,000	30,287
St. Charles Community College GO, 3.00%, 2/15/2022	120,000	120,687
St. Charles County Ambulance District GO, 4.00%, 3/1/2023	40,000	41,887
St. Charles County Public Water Supply District No. 2
Series 2016B, COP, 5.00%, 12/1/2021	510,000	510,000
COP, 5.00%, 12/1/2022	80,000	83,670
St. Charles County School District No.
R-IV Wentzville
GO, 4.00%, 3/1/2022	60,000	60,573
COP, 5.00%, 4/1/2022	60,000	60,937
COP, 4.00%, 4/1/2023	35,000	36,666
St. Joseph Industrial Development Authority, Sewer System Improvements Project Series 2015B, Rev., 5.00%, 4/1/2023	20,000	21,234
St. Louis County Industrial Development Authority, Friendship Village Chesterfield Rev., 5.00%, 9/1/2022 (b)	30,000	31,077
St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	160,000	168,880
St. Louis County School District C-2 Parkway Series 2012-A, GO, 5.00%, 3/1/2022	70,000	70,843
St. Louis Junior College District Building Corp. Rev., 3.00%, 4/1/2022	50,000	50,104
St. Louis Municipal Finance Corp., Sales Tax
Rev., 5.00%, 2/15/2022	25,000	25,236
Rev., 5.00%, 2/15/2023	75,000	79,138

Total Missouri		35,136,376

Montana — 0.3%

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	35,078
Flathead County High School District No. 5 Kalispell GO, 2.00%, 7/1/2022	50,000	50,492
Gallatin County High School District No. 7 Bozeman
Series 2017A, GO, 4.00%, 12/1/2021	260,000	260,000
GO, 4.00%, 6/1/2022	25,000	25,477
Gallatin County School District No. 44 Belgrade GO, 5.00%, 6/1/2022	45,000	46,051
Missoula County Elementary School District No. 1, School Building GO, 4.00%, 7/1/2022	25,000	25,550
Montana Facility Finance Authority, Billings Clinic Obligated Group Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.55%), 0.60%, 12/9/2021 (d)	5,195,000	5,200,151
Montana Facility Finance Authority, SCL Health System Series 2019A, Rev., 5.00%, 1/1/2022	75,000	75,291
Montana State Board of Regents, Montana State University Series 2017D, Rev., 5.00%, 11/15/2022	50,000	52,311
Yellowstone County School District No. 2 Billings, School Building GO, 5.00%, 6/15/2022	70,000	71,799

Total Montana		5,842,200

Nebraska — 0.8%
Central Plains Energy Project, Gas Project No. 1 Series 2007A, Rev., 5.25%, 12/1/2021	25,000	25,000
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	305,000	330,992
City of Grand Island Series 2020A, Rev., AGM, 4.00%, 8/15/2022	20,000	20,526
City of Lincoln
Rev., 3.00%, 9/1/2022 (b)	25,000	25,530
Rev., 5.00%, 9/1/2022 (b)	75,000	77,721
Rev., 5.00%, 9/1/2022	250,000	258,971
Rev., 2.70%, 9/1/2023	10,000	10,422
City of Lincoln, Electric System Rev., 5.00%, 9/1/2022	225,000	233,074

Investments	Principal Amount ($)	Value ($)
City of Lincoln, Sanitary Sewer Rev., 4.00%, 6/15/2022	35,000	35,716
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	42,184
City of Lincoln, Water Rev., 3.00%, 8/15/2022	25,000	25,493
City of Omaha
Series 2012A, GO, 3.00%, 11/15/2022	50,000	51,345
Rev., 5.00%, 11/15/2022 (b)	25,000	26,146
Series 2014B, GO, 5.00%, 11/15/2022	75,000	78,444
Series A, GO, 5.00%, 11/15/2022	40,000	41,837
City of Omaha, Convention Center GO, 5.25%, 4/1/2022	60,000	61,013
City of Omaha, Sanitary Sewerage System
Rev., 4.00%, 4/1/2022	25,000	25,319
Series 2020A, Rev., 4.00%, 4/1/2022	20,000	20,255
Rev., 3.25%, 11/15/2022 (b)	25,000	25,725
Rev., 4.00%, 11/15/2022 (b)	75,000	77,725
Rev., 5.00%, 11/15/2022	75,000	78,441
City of Omaha, Various Purpose Series 2018A, GO, 5.00%, 1/15/2022	50,000	50,291
City of Papillion, Water System Series 2020A, Rev., 2.00%, 12/15/2021	25,000	25,016
County of Douglas, Creighton University Projects Rev., 5.00%, 7/1/2022	180,000	184,900
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2023	25,000	26,713
Douglas County Hospital Authority No. 2, Nebraska Medicine Series 2020A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.55%, 12/9/2021 (d)(f)	5,000,000	5,000,498
Douglas County School District No. 17, Millard Public School Series 2015B, GO, 5.00%, 6/15/2022	305,000	312,924
Douglas County School District No. 59, Bennington Public Schools GO, 3.25%, 6/7/2022 (b)	100,000	101,563
Elkhorn School District GO, 5.00%, 12/15/2021 (b)	25,000	25,044

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Elkhorn School District, Public Schools GO, 3.50%, 1/15/2022 (b)	20,000	20,080
Grand Island Electric Department Rev., 5.00%, 8/15/2022 (b)	50,000	51,697
Lancaster County School District 001, Limited Tax GO, 5.00%, 1/15/2022	30,000	30,174
Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental Rev., 4.00%, 12/1/2021	85,000	85,000
Metropolitan Community College Area, Fort Omaha Campus Project COP, 5.00%, 3/1/2022	125,000	126,477
Metropolitan Utilities District of Omaha Water System Rev., 5.00%, 12/1/2022	175,000	183,353
Municipal Energy Agency of Nebraska
Series 2013A, Rev., 5.00%, 4/1/2023	40,000	42,450
Series 2016A, Rev., 5.00%, 4/1/2023	40,000	42,451
Municipal Energy Agency of Nebraska, Power Supply System Series 2013A, Rev., 4.00%, 4/1/2022	75,000	75,924
Nebraska Cooperative Republican Platte Enhancement Project
Rev., AGM, 4.00%, 5/1/2022 (b)	110,000	111,713
Series 2020A, Rev., 2.00%, 12/15/2022	445,000	451,656
Series 2020A, Rev., 2.00%, 12/15/2023	905,000	929,900
Nebraska Investment Finance Authority, Single Family Housing Series 2019D, Rev.,GNMA/FNMA/FHLMC, 1.50%, 3/1/2022	15,000	15,038
Series 2019A, Rev., GNMA/FNMA/FHLMC, 1.80%, 3/1/2022	25,000	25,087
Series 2018C, Rev., 2.13%, 9/1/2022	55,000	55,657
Nebraska Public Power District
Series 2012A, Rev., 4.00%, 1/1/2022	125,000	125,390
Series 2012A, Rev., 4.00%, 1/1/2022	120,000	120,368
Rev., 5.00%, 1/1/2022	350,000	351,373
Series 2012A, Rev., 5.00%, 1/1/2022	620,000	622,432

Investments	Principal Amount ($)	Value ($)
Series 2012B, Rev., 5.00%, 1/1/2022	30,000	30,118
Series 2014A, Rev., 5.00%, 1/1/2022	350,000	351,373
Series 2014A, Rev., 5.00%, 1/1/2022 (b)	50,000	50,195
Series 2014C, Rev., 5.00%, 1/1/2022	80,000	80,310
Series 2017B, Rev., 5.00%, 1/1/2022	340,000	341,334
Series 2019A, Rev., 5.00%, 1/1/2022	195,000	195,765
Series A-2, Rev., 5.00%, 1/1/2022	125,000	125,484
Series C, Rev., 5.00%, 1/1/2022	80,000	80,314
Series 2014C, Rev., 5.00%, 7/1/2022	20,000	20,077
Series A, Rev., 4.00%, 1/1/2023	10,000	10,407
Series 2021A, Rev., 5.00%, 1/1/2023	1,500,000	1,577,265
Series 2021B, Rev., 5.00%, 1/1/2023	450,000	473,179
Series B, Rev., 5.00%, 1/1/2023	20,000	21,030
Series C, Rev., 5.00%, 1/1/2023	355,000	373,286
Series 2020A, Rev., 0.60%, 7/1/2023 (c)	585,000	586,548
Series 2021C, Rev., 5.00%, 1/1/2024	100,000	109,672
Series 2021A, Rev., 5.00%, 1/1/2025	525,000	596,978
Series A-1, Rev., 5.00%, 1/1/2025	35,000	39,798
Series 2021A, Rev., 5.00%, 1/1/2027	400,000	484,635
Northeast Community College Area, Limited Tax GO, 3.00%, 7/15/2022	50,000	50,837
Omaha Public Facilities Corp., Library and Parking Projects Series 2016C, Rev., 3.00%, 8/15/2023	100,000	104,189
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	26,740
Omaha Public Power District Series 2012B, Rev., 3.50%, 2/1/2022 (b)	60,000	60,328

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016A, Rev., 5.00%, 2/1/2023	30,000	31,654
Omaha Public Power District Nebraska City Station Unit 2
Series 2015A, Rev., 5.00%, 2/1/2022	40,000	40,313
Series 2016A, Rev., 5.00%, 2/1/2022	40,000	40,312
Series 2015A, Rev., 5.00%, 2/1/2023	20,000	21,093
Series 2016A, Rev., 5.00%, 2/1/2023	20,000	21,093
Omaha Public Power District, Electric System
Series 2012B, Rev., 4.00%, 2/1/2022 (b)	35,000	35,223
Series 2015B, Rev., 4.00%, 2/1/2022	190,000	191,185
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	120,000	120,955
Series A, Rev., 5.00%, 2/1/2022 (b)	25,000	25,199
Series B, Rev., 5.00%, 2/1/2025	125,000	140,223
Omaha-Douglas Public Building Commission, Limited Tax GO, 5.00%, 5/1/2022 (b)	30,000	30,601
Papillion-La Vista School District No. 27
GO, 2.00%, 12/1/2021	45,000	45,000
Series 2020B, GO, 4.00%, 12/1/2021	25,000	25,000
Series 2019B, GO, 3.00%, 12/1/2022	125,000	128,388
Series 2016A, GO, 4.00%, 12/1/2022	25,000	25,927
Series 2020B, GO, 4.00%, 12/1/2023	35,000	37,515
Papio-Missouri River Natural Resource District, Nebraska Flood Protection and Water Quality Enhancement
GO, 4.00%, 6/15/2022 (b)	60,000	61,235
GO, 5.00%, 6/15/2022 (b)	30,000	30,778
Public Power Generation Agency, Whelan Energy Center Unit 2
Rev., 5.00%, 1/1/2022	205,000	205,765
Series 2015A, Rev., 5.00%, 1/1/2024	55,000	60,043
Scotts Bluff County School District No. 16, Gering Public Schools GO, 5.00%, 5/30/2022 (b)	20,000	20,476
Southern Public Power District

Investments	Principal Amount ($)	Value ($)
Rev., 4.00%, 12/15/2021	260,000	260,361
University of Nebraska Facilities Corp.
Rev., 4.00%, 7/15/2022	75,000	76,790
Rev., 5.00%, 7/15/2022	20,000	20,601
Rev., 5.00%, 7/15/2023	125,000	134,638
Series 2013A, Rev., 4.00%, 11/15/2023 (b)	70,000	75,027
University of Nebraska Facilities Corp., University System Facilities, Tax Exempt Series 2019B, Rev., 4.00%, 10/1/2022	35,000	36,113
University of Nebraska Facilities Corp., UNMC Global Center Project
Rev., 5.00%, 12/15/2021	265,000	265,467
Series 2014A, Rev., 5.00%, 2/15/2022	20,000	20,198
University of Nebraska, Kearney Student Housing Project Rev., 3.00%, 7/1/2022 (b)	25,000	25,411
University of Nebraska, Lincoln Student Fees and Facilities
Rev., 4.00%, 1/1/2022 (b)	50,000	50,156
Rev., 5.00%, 1/1/2022 (b)	210,000	210,822
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	64,247
West Haymarket Joint Public Agency Facility GO, 5.00%, 12/15/2021 (b)	50,000	50,088

Total Nebraska		19,182,807

Nevada — 1.1%
City of Henderson Series 2012A, GO, 5.00%, 12/1/2022 (b)	80,000	83,835
City of Henderson, Sewer Series 2012A, GO, 5.00%, 6/1/2023	25,000	26,173
City of Las Vegas Series 2015C, GO, 5.00%, 9/1/2022	50,000	51,806
City of Las Vegas, City Hall Series 2015C, GO, 5.00%, 9/1/2024	125,000	140,557
City of Las Vegas, Limited Tax
Series 2014A, GO, 5.00%, 5/1/2022	85,000	86,708
Series 2019C, GO, 5.00%, 6/1/2022	50,000	51,208
City of Las Vegas,Limited Tax Series 2016D, GO, 5.00%, 12/1/2021	85,000	85,000
Clark County School District

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2015B, GO, 5.00%, 6/15/2022	55,000	56,417
Series 2015C, GO, 5.00%, 6/15/2023	400,000	428,666
Series 2016A, GO, 5.00%, 6/15/2023	50,000	53,583
Series 2016B, GO, 5.00%, 6/15/2023	100,000	107,167
Series 2016D, GO, 5.00%, 6/15/2023	75,000	80,375
Series 2017A, GO, 5.00%, 6/15/2023	310,000	332,216
Clark County School District, Limited
Tax
Series 2016A, GO, 5.00%, 6/15/2022	250,000	256,440
Series 2017A, GO, 5.00%, 6/15/2022	545,000	558,980
Series 2017C, GO, 5.00%, 6/15/2022	70,000	71,803
Series C, GO, 5.00%, 6/15/2023	75,000	80,375
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,197
Clark County Water Reclamation District GO, 5.00%, 7/1/2022	270,000	277,608
Clark County Water Reclamation District, Limited Tax GO, 5.00%, 7/1/2023	195,000	209,494
County of Clark
Rev., 5.00%, 7/1/2022	70,000	71,968
Rev., 1.65%, 3/31/2023 (c)	350,000	355,617
GO, 5.00%, 6/1/2023	35,000	37,496
Rev., 5.00%, 7/1/2023	150,000	161,273
County of Clark Department of Aviation, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2022	500,000	513,850
County of Clark, Department of Aviation, Nevada Airport System, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2012B, Rev., 5.00%, 7/1/2022	305,000	313,448
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2023	760,000	816,236

Investments	Principal Amount ($)	Value ($)
Series 2019D, Rev., 5.00%, 7/1/2024	400,000	447,264
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	46,362
Series A-2, Rev., 5.00%, 7/1/2025	125,000	139,359
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	190,000	204,059
County of Clark, Flood Control,
Limited Tax
GO, 5.00%, 11/1/2022	265,000	276,680
GO, 5.00%, 11/1/2023	60,000	65,418
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2025	710,000	824,294
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax GO, 5.00%, 7/1/2023	20,000	21,503
County of Clark, Limited Tax
Series 2015A, GO, 5.00%, 7/1/2022	25,000	25,703
Series 2016A, GO, 5.00%, 11/1/2022	55,000	57,424
Series 2016B, GO, 5.00%, 11/1/2022	750,000	783,057
Series 2020B, GO, 5.00%, 11/1/2022	30,000	31,322
Series 2019A, GO, 5.00%, 12/1/2022	100,000	104,804
Series 2015A, GO, 5.00%, 7/1/2023	295,000	317,170
Series 2016B, GO, 5.00%, 11/1/2023	25,000	27,258
Series 2019A, GO, 5.00%, 12/1/2023	75,000	82,055
Series 2016B, GO, 5.00%, 11/1/2024	45,000	50,989
County of Clark, Limited Tax, Las Vegas Convention and Visitors Authority Series 2017C, GO, 5.00%, 7/1/2023	85,000	91,388
County of Clark, Nevada Highway,
Motor Vehicle Fuel Tax
Rev., 5.00%, 7/1/2022	45,000	46,265
Rev., 5.00%, 7/1/2023	490,000	526,825
County of Clark, Park Improvement,
Limited Tax

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 12/1/2024	25,000	28,416
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Series 2015C, Rev., 5.00%, 7/1/2022	300,000	308,310
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2022	1,020,000	1,048,254
County of Clark, Sales and Excise Tax Rev., 5.00%, 7/1/2023	25,000	26,879
County of Clark, Transportation
Improvement
Series 2018B, GO, 5.00%, 12/1/2021	65,000	65,000
Series 2018B, GO, 5.00%, 12/1/2023	20,000	21,881
County of Clark, Transportation
Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2025	35,000	41,174
Series 2019B, GO, 5.00%, 6/1/2026	300,000	358,328
County of Washoe, Fuel Tax Rev., 5.00%, 2/1/2022	135,000	136,068
County of Washoe, Limited Tax
Series 2012B, GO, 3.00%, 3/1/2023	125,000	125,852
Series 2012B, GO, 3.00%, 3/1/2025	335,000	337,157
County of Washoe, Limited Tax, Various Purpose Series 2012A, GO, 3.00%, 3/1/2024	50,000	50,334
County of Washoe, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2022	90,000	94,286
County of Washoe, Sierra Pacific Power Co. Project Series 2016B, Rev., 3.00%, 6/1/2022 (c)	900,000	911,578
Las Vegas Valley Water District
Series 2016B, GO, 5.00%, 6/1/2022	50,000	51,206
Series 2012B, GO, 5.00%, 6/1/2025	460,000	470,903
Las Vegas Valley Water District, Limited Tax Series 2015B, GO, 5.00%, 12/1/2021	170,000	170,000

Investments	Principal Amount ($)	Value ($)
Series 2015A, GO, 5.00%, 6/1/2022	295,000	302,112
Series 2017A, GO, 5.00%, 6/1/2022	235,000	240,666
Series 2018B, GO, 5.00%, 6/1/2022	190,000	194,581
Series 2019B, GO, 5.00%, 6/1/2022	65,000	66,567
Series 2019B, GO, 5.00%, 6/1/2023	60,000	64,261
Series C, GO, 5.00%, 9/15/2023	110,000	119,256
Series B, GO, 5.00%, 12/1/2023	60,000	65,606
Las Vegas Valley Water District, Water Series 2012B, GO, 5.00%, 6/1/2022	195,000	199,701
Las Vegas Valley Water District,
Water Improvement
Series 2016A, GO, 5.00%, 6/1/2022	75,000	76,808
Series 2016A, GO, 5.00%, 6/1/2023	65,000	69,616
Nevada System of Higher Education
Rev., 4.00%, 7/1/2022	140,000	143,124
Series 2013B, Rev., 5.00%, 7/1/2022	220,000	226,133
Series 2014A, COP, 5.00%, 7/1/2022	110,000	113,001
Series 2020A, COP, 5.00%, 7/1/2022	300,000	308,185
Rev., 5.00%, 7/1/2023	265,000	284,069
Series 2013B, Rev., 5.00%, 7/1/2024	125,000	134,332
State of Nevada
Series 2015E, GO, 5.00%, 2/1/2023	20,000	21,107
Series 2013D-1, GO, 5.00%, 3/1/2023	90,000	95,331
State of Nevada Highway
Improvement, Motor Vehicle Fuel Tax
Rev., 5.00%, 12/1/2021	665,000	665,000
Series 2020A, Rev., 5.00%, 12/1/2021	120,000	120,000
Series 2020B, Rev., 5.00%, 12/1/2021	30,000	30,000
Rev., 4.00%, 12/1/2022	85,000	88,237
Series 2020A, Rev., 5.00%, 12/1/2022	50,000	52,402
Rev., 5.00%, 12/1/2023	85,000	92,905
State of Nevada, Capital Improvement and Cultural Affairs

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013D-1, GO, 5.00%, 3/1/2022	310,000	313,727
Series 2014A, GO, 5.00%, 4/1/2022	40,000	40,643
GO, 5.00%, 8/1/2022	25,000	25,803
Series 2015B, GO, 5.00%, 11/1/2022	85,000	88,746
Series 2015B, GO, 5.00%, 11/1/2024	25,000	28,327
Series 2015B, GO, 5.00%, 11/1/2025	20,000	23,013
State of Nevada, Capital Improvement,
Limited Tax
Series 2017A, GO, 5.00%, 5/1/2022	20,000	20,402
State of Nevada, Historic Preservation
Series 2018A, GO, 5.00%, 4/1/2022	40,000	40,642
State of Nevada, Limited Tax
Series 2015D, GO, 5.00%, 4/1/2022	45,000	45,723
Series 2015C, GO, 5.00%, 11/1/2022	25,000	26,102
Series 2015D, GO, 5.00%, 4/1/2023	65,000	69,099
State of Nevada, Municipal Bond Bank Project No. 80, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	340,000	345,197
State of Nevada, Natural Resources, Limited Tax Series 2012C, GO, 5.00%, 8/1/2022	35,000	36,124
State of Nevada, Open Space Parks and Natural Resources, Limited Tax Series 2012-D, GO, 5.00%, 6/1/2022	50,000	51,205
State of Nevada, Water Pollution Control GO, 5.00%, 8/1/2022	25,000	25,803
Tender Option Bond Trust Receipts/Certificates Series 2020-XF2858, COP,
VRDO, LIQ: Barclays Bank plc, 0.08%, 12/9/2021(c)(f)	6,675,000	6,675,000
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2022	40,000	41,125
Washoe County School District,
Limited Tax
GO, 5.00%, 10/1/2022	45,000	46,793
Series 2017D, GO, 5.00%, 6/1/2023	175,000	187,209

Investments	Principal Amount ($)	Value ($)
Series A, GO, PSF-GTD, 5.00%, 6/1/2023	25,000	26,744

Total Nevada		25,753,748
New Hampshire — 0.1%
Bedford School District Series 2014A, GO, 5.00%, 7/15/2022	55,000	56,649
City of Concord
GO, 3.00%, 1/15/2022	75,000	75,258
GO, 4.00%, 7/15/2022	40,000	40,952
City of Dover Series 2017B, GO, 5.00%, 12/15/2022	50,000	52,494
City of Keene
GO, AGM, 4.00%, 5/15/2022	20,000	20,347
GO, 4.00%, 11/1/2022	30,000	31,043
City of Manchester
Series 2011C, GO, 3.50%, 12/1/2021 (b)	55,000	55,000
Series 2011C, GO, 3.75%, 12/1/2021 (b)	70,000	70,000
City of Nashua GO, 5.00%, 9/15/2022	25,000	25,949
County of Grafton GO, 4.25%, 1/1/2022 (b)	40,000	40,133
County of Merrimack GO, TAN, 2.00%, 12/30/2021	45,000	45,066
County of Rockingham, Municipal Purpose Loan GO, 3.00%, 5/15/2023	30,000	31,204
New Hampshire Health and Education Facilities Authority Act Series 2017A, Rev., 5.00%, 7/1/2023	35,000	37,532
New Hampshire Health and Education Facilities Authority Act, Concord Hospital Series 2013A, Rev., 4.00%, 10/1/2022 (b)	410,000	422,750
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University Rev., 5.00%, 1/1/2023 (b)	40,000	42,055
New Hampshire Municipal Bond Bank
Series 2011E, Rev., 3.00%, 1/15/2022	20,000	20,069
Series 2011E, Rev., 4.13%, 1/15/2022 (b)	45,000	45,214
Series 2017A, Rev., 5.00%, 2/15/2022	20,000	20,197
Series 2019A, Rev., 5.00%, 2/15/2022	75,000	75,740

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012C, Rev., 4.00%, 8/15/2022	35,000	35,944
Series 2016D, Rev., 4.00%, 8/15/2022	25,000	25,674
Series 2017B, Rev., 5.00%, 8/15/2022	50,000	51,696
Series 2021C, Rev., 5.00%, 8/15/2022	25,000	25,850
Series 2017A, Rev., 5.00%, 2/15/2023	100,000	105,742
New Hampshire State Turnpike System Series 2012B, Rev., 5.00%, 2/1/2022	25,000	25,198
State of New Hampshire
Series 2020A, GO, 5.00%, 12/1/2021	110,000	110,000
Series 2011B, GO, 3.50%, 2/1/2022 (b)	25,000	25,137
Series 2011B, GO, 4.00%, 2/1/2022	25,000	25,159
Series 2014A, GO, 5.00%, 3/1/2022	115,000	116,388
Series 2014A, GO, 5.00%, 3/1/2023	30,000	31,793
State of New Hampshire, Capital Improvement
Series 2014B, GO, 5.00%, 12/1/2021	25,000	25,000
Series 2020C, GO, 5.00%, 12/1/2021	115,000	115,000
Series 2016B, GO, 5.00%, 6/1/2022	50,000	51,210
Series 2018A, GO, 5.00%, 12/1/2022	100,000	104,825
Town of Londonderry GO, NATL-RE, 4.10%, 7/1/2022	20,000	20,458
Town of Stratham GO, AMBAC, 4.25%, 1/15/2022	25,000	25,122

Total New Hampshire		2,127,848

New Jersey — 9.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2016B, Rev., AGM, GTD, 5.00%, 9/1/2022	45,000	46,546
Atlantic County Improvement Authority (The), Atlantic City Campus Project Series 2016A, Rev., AGM, 5.00%, 7/1/2023	30,000	32,057

Investments	Principal Amount ($)	Value ($)
Barrington Board of Education GO, 4.00%, 4/1/2023	35,000	36,666
Bergen County Improvement Authority (The)
Rev., GTD, 4.38%, 12/1/2021 (b)	25,000	25,000
Rev., GTD, 5.00%, 12/15/2021	25,000	25,044
Series 2014B, Rev., GTD, 5.00%, 2/15/2022	25,000	25,248
Series 2016C, Rev., GTD, 4.00%, 8/15/2022	55,000	56,495
Bergen County Improvement Authority (The), Bergen New Bridge Medical Center Series 2020A, Rev., GTD, 3.00%, 8/15/2022	515,000	524,819
Bergen County Improvement Authority (The), Englewood Board of Education Rev., GTD, 5.00%, 4/1/2022	50,000	50,808
Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 10/15/2022	30,000	31,259
Bergen County Improvement Authority (The), Saddle Brook Project
Rev., GTD, 5.00%, 8/1/2022	30,000	30,970
Rev., GTD, 5.00%, 9/1/2022	35,000	36,264
Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2023	50,000	52,575
Borough of Alpine GO, BAN, 2.00%, 11/16/2022	2,325,311	2,360,800
Borough of Avalon GO, 4.00%, 5/15/2022	25,000	25,436
Borough of Chatham GO, BAN, 1.25%, 5/20/2022	3,649,000	3,665,546
Borough of Cliffside Park GO, BAN, 1.25%, 9/30/2022	5,510,000	5,555,559
Borough of Cresskill GO, 2.00%, 3/1/2022	20,000	20,088
Borough of Edgewater, General Improvement and Marina Utility GO, 4.00%, 2/15/2022	40,000	40,314
Borough of Fair Haven GO, 4.00%, 10/1/2022	25,000	25,767
Borough of Fairview GO, 3.00%, 2/1/2022	45,000	45,204
Borough of Flemington GO, BAN, 1.50%, 10/27/2022	5,984,000	6,048,738
Borough of Haledon

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 2.00%, 10/15/2022	45,000	45,581
Borough of Harrington Park GO, BAN, 1.50%, 5/18/2022	3,830,000	3,851,240
Borough of Haworth GO, BAN, 1.50%, 11/10/2022	2,436,000	2,461,097
Borough of Hawthorne GO, BAN, 1.50%, 9/9/2022 (e)	2,696,500	2,718,557
Borough of Hightstown GO, 5.00%, 4/1/2022	50,000	50,771
Borough of Kinnelon GO, BAN, 1.50%, 9/30/2022	1,304,000	1,316,940
Borough of Lakehurst GO, 2.50%, 12/1/2022	40,000	40,716
Borough of Lebanon, General Improvement GO, 4.00%, 2/1/2022	30,000	30,174
Borough of Metuchen GO, 2.25%, 9/1/2022	100,000	101,483
Borough of Morris Plains GO, BAN, 1.50%, 12/9/2022 (e)	1,415,880	1,431,370
Borough of Oakland, General Improvement GO, 3.00%, 12/1/2022	25,000	25,675
Borough of Ogdensburg GO, BAN, 1.50%, 10/28/2022	1,239,000	1,252,219
Borough of Palisades Park GO, BAN, 1.50%, 3/18/2022	4,268,000	4,283,163
Borough of Paramus GO, BAN, 1.50%, 10/14/2022	14,409,000	14,558,672
Borough of Point Pleasant, General Improvement GO, 4.00%, 7/15/2022	20,000	20,463
Borough of Ramsey, Water & Sewer Utilities GO, BAN, 1.25%, 6/3/2022	11,360,000	11,412,595
Borough of Ringwood GO, BAN, 1.50%, 4/8/2022	5,650,223	5,674,050
Borough of Rutherford GO, 3.00%, 11/1/2022	65,000	66,642
Borough of Seaside Heights
GO, 4.00%, 8/15/2022	80,000	81,968
GO, AGM, 2.75%, 12/1/2022	25,000	25,592
Borough of Somerdale GO, 2.00%, 5/1/2022	20,000	20,141
Borough of South Bound Brook, General Improvement GO, 3.00%, 8/15/2022	30,000	30,588
Borough of South Plainfield, General Improvement GO, 4.00%, 4/1/2022	100,000	101,262
Borough of South River

Investments	Principal Amount ($)	Value ($)
Series 2016A, GO, 4.00%, 12/1/2021	75,000	75,000
Borough of South River, General Improvement
GO, 3.00%, 12/1/2021	170,000	170,000
GO, 3.00%, 12/1/2022	55,000	56,502
GO, 4.00%, 12/1/2022	65,000	67,422
Borough of Spotswood, Water & Sewer Utilities GO, 2.25%, 12/1/2022	25,000	25,473
Borough of Westwood GO, BAN, 1.50%, 12/17/2021	1,074,000	1,074,573
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	38,662
Brick Township Municipal Utilities Authority (The) Rev., 4.00%, 12/1/2021 (b)	20,000	20,000
Bridgewater-Raritan Regional School District GO, 4.50%, 5/1/2022	90,000	91,603
Burlington County Bridge Commission
Rev., 5.00%, 10/1/2022	25,000	25,994
Series 2014A, Rev., GTD, 5.00%, 12/1/2022	20,000	20,952
Series 2020C-1, Rev., 4.00%, 11/15/2023	75,000	80,353
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2022	25,000	25,445
Burlington County Bridge Commission, Governmental Loan Program
Rev., GTD, 5.00%, 12/1/2021	210,000	210,000
Rev., GTD, 5.00%, 8/1/2022	25,000	25,796
Rev., GTD, 5.00%, 12/1/2022	195,000	204,288
Burlington County Bridge Commission, Guaranteed Bridge System Rev., GTD, 5.00%, 10/1/2022	75,000	77,982
Burlington Township Board of Education GO, 1.75%, 7/15/2022	50,000	50,463
Camden County Improvement Authority (The)
Rev., GTD, 4.00%, 12/1/2021	20,000	20,000
Series 2014A, Rev., GTD, 4.00%, 12/15/2021	305,000	305,416
Rev., GTD, 5.00%, 1/15/2022 (b)	60,000	60,348
Rev., GTD, 5.00%, 1/15/2022	30,000	30,171
Rev., GTD, 2.38%, 6/1/2022	30,000	30,319
Rev., GTD, 5.00%, 1/15/2023	100,000	105,262

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	26,906
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	28,082
Rev., GTD, 5.00%, 12/1/2025	30,000	35,175
Camden County Improvement Authority (The), Camden County College Project Rev., GTD, 5.00%, 1/15/2023	50,000	52,631
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2022	75,000	78,533
Camden County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 1/15/2022	365,000	367,082
Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., GTD, 5.00%, 6/1/2023	50,000	51,160
Cape May County Bridge Commission Rev., GTD, 3.00%, 6/1/2022 (b)	25,000	25,350
Carlstadt School District GO, 5.00%, 5/1/2022	30,000	30,596
Chathams District Board of Education Series 2014A, GO, 5.00%, 7/15/2022	45,000	46,349
City of Brigantine GO, 4.00%, 10/15/2022	25,000	25,821
City of Clifton
GO, 5.00%, 8/15/2022	25,000	25,843
GO, 4.00%, 10/15/2022	70,000	72,304
GO, 3.00%, 10/15/2023	20,000	20,468
City of Elizabeth
GO, AGM, 2.50%, 4/1/2022	25,000	25,192
GO, AGM, 2.50%, 4/1/2023	25,000	25,743
GO, 3.00%, 4/1/2023	25,000	25,896
City of Elizabeth, General Improvement
GO, AGM, 3.00%, 4/1/2022	25,000	25,233
GO, 4.00%, 8/15/2022	50,000	51,330
City of Elizabeth, Improvement and Sewer Utility GO, 3.00%, 4/1/2022	50,000	50,466
City of Hoboken GO, 5.00%, 1/1/2022	20,000	20,079
City of Hoboken, Packaging Utility GO, 5.00%, 1/1/2023	25,000	26,296
City of Jersey City Series 2021A, GO, BAN, 1.50%, 1/12/2022	35,000	35,054
City of Lambertville

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 3/1/2022	35,000	35,422
City of Long Branch
GO, 4.00%, 1/15/2022	25,000	25,116
Series 2020A, GO, 5.00%, 9/15/2025	30,000	34,838
City of New Brunswick GO, 4.00%, 3/15/2023	40,000	41,949
City of New Brunswick, General Improvement, Sewer Utility Bonds and Water Utility GO, 5.00%, 2/15/2022	50,000	50,493
City of New Brunswick, Redevelopment Area, Cultural Center Project GO, AGM, 4.00%, 9/15/2022	34,000	35,024
City of Ocean City
GO, 3.00%, 12/15/2021	25,000	25,026
GO, 3.00%, 10/15/2022	25,000	25,615
GO, 4.00%, 10/15/2023	50,000	53,435
GO, 4.00%, 9/15/2025	40,000	45,215
City of Ocean City, General Improvement GO, 4.00%, 9/15/2023	120,000	127,894
City of Plainfield, General Improvement GO, 4.00%, 8/15/2022	60,000	61,549
City of Rahway
GO, 4.00%, 4/15/2022	25,000	25,338
GO, 4.00%, 8/1/2023	25,000	26,516
City of Sea Isle City GO, 3.00%, 9/1/2023	45,000	47,059
City of Summit GO, 5.00%, 11/1/2022	20,000	20,883
City of Ventnor City GO, 3.00%, 12/1/2021	30,000	30,000
City of Vineland GO, 5.00%, 7/15/2022	25,000	25,729
City of Wildwood GO, 4.00%, 5/1/2022	20,000	20,310
Clifton Board of Education GO, 4.00%, 3/1/2022	50,000	50,461
County of Atlantic
GO, 3.00%, 4/1/2022	110,000	111,003
GO, 0.50%, 6/1/2024	1,805,000	1,799,810
County of Atlantic, State Aid College GO, 0.05%, 6/1/2022	580,000	579,431
County of Atlantic, Vocational School GO, 4.00%, 10/1/2023	25,000	26,660
County of Bergen
Series 2012C, GO, 2.00%, 12/1/2021	55,000	55,000
GO, 5.00%, 10/15/2022	65,000	67,715
GO, 3.00%, 11/1/2022	25,000	25,641

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 3.00%, 1/15/2023	75,000	77,314
County of Burlington
Series 2017A, GO, 3.00%, 7/15/2022	25,000	25,434
Series 2019A, GO, 2.00%, 5/1/2023	100,000	102,444
County of Burlington, General Improvement Series 2016A-1, GO, 4.00%, 9/1/2022	75,000	77,126
County of Camden, College
GO, 3.00%, 2/1/2022	25,000	25,114
County of Essex
Series A, GO, 2.00%, 9/1/2022	25,000	25,341
Series A, GO, 4.00%, 9/1/2022	20,000	20,572
GO, 5.00%, 9/1/2022	35,000	36,261
GO, 5.00%, 3/1/2023	50,000	52,981
GO, 3.00%, 8/1/2023	25,000	26,140
Series A, GO, 4.00%, 9/1/2023	20,000	21,303
County of Essex, Vocational School Bonds
Series 2017B, GO, 5.00%, 9/1/2022	35,000	36,261
County of Gloucester
GO, 4.00%, 1/15/2022	150,000	150,681
Series 2017B, GO, 4.00%, 10/15/2022	70,000	72,285
GO, 3.00%, 3/1/2023	25,000	25,830
County of Hudson
GO, 5.00%, 12/1/2021	135,000	135,000
GO, 5.00%, 7/1/2022	25,000	25,697
Series B, GO, 5.00%, 7/1/2022	50,000	51,394
GO, 5.00%, 12/1/2022	195,000	204,288
GO, 4.00%, 2/15/2023	50,000	52,258
GO, 5.00%, 12/1/2023	25,000	27,304
Series B, GO, 4.00%, 7/1/2025	40,000	44,944
County of Mercer, County College GO, 4.00%, 6/1/2022	25,000	25,473
County of Middlesex
GO, 4.00%, 1/15/2022	50,000	50,231
Series 2019A, GO, 4.00%, 11/15/2022	20,000	20,728
GO, 3.00%, 1/15/2023	15,000	15,472
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2023	25,000	26,405
County of Middlesex, Civic Square III Redevelopment Associates LLC

Investments	Principal Amount ($)	Value ($)
COP, 4.00%, 6/15/2023	100,000	105,620
County of Middlesex, Civic Square III Redevelopment Associates, LLC COP, 4.00%, 6/15/2022	100,000	102,008
County of Middlesex, Civic Square IV Redevelopment Associates LLC COP, 5.00%, 10/15/2022	50,000	52,053
County of Middlesex, General Improvement GO, 3.00%, 1/15/2022	50,000	50,171
County of Middlesex, Vocational Technical School GO, 3.00%, 6/1/2022	30,000	30,425
County of Monmouth
GO, 4.00%, 1/15/2022	45,000	45,208
GO, 5.00%, 7/15/2023	25,000	26,906
County of Monmouth, General Improvement GO, 4.00%, 1/15/2022	25,000	25,116
County of Monmouth, Various Purpose
GO, 4.00%, 3/1/2022	20,000	20,191
Series 2015C, GO, 5.00%, 7/15/2022	30,000	30,900
County of Morris GO, 4.00%, 2/1/2022	25,000	25,158
County of Ocean
GO, 5.00%, 12/1/2021	50,000	50,000
Series 2015A, GO, 4.00%, 8/1/2022	25,000	25,638
GO, 5.00%, 8/1/2022	25,000	25,803
County of Ocean, General Improvement
GO, 4.00%, 9/1/2022	45,000	46,289
GO, 5.00%, 10/1/2022	45,000	46,805
County of Passaic Series 2016B, GO, 3.00%, 12/1/2021	25,000	25,000
County of Passaic, Consisting of General Improvement and College GO, 5.00%, 4/1/2023	25,000	26,573
County of Passaic, Vocational School Series 2018B, GO, 4.00%, 12/1/2024	165,000	182,376
County of Somerset
GO, 4.00%, 7/15/2022	35,000	35,820
GO, 3.00%, 8/1/2022	25,000	25,461
County of Somerset, General Improvement Series 2013A/B, GO, 2.50%, 10/1/2022	100,000	101,827
County of Sussex GO, 4.00%, 9/1/2022	25,000	25,695

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Sussex, Vocational Technical School
GO, 2.00%, 6/15/2022	125,000	126,164
GO, 4.00%, 6/1/2023	60,000	63,281
County of Union Series B, GO, 3.00%, 3/1/2023	40,000	40,276
County of Union, Vocational Technical School
GO, 3.00%, 3/1/2022	45,000	45,318
GO, 5.00%, 3/1/2022	40,000	40,481
GO, 5.00%, 3/1/2023	45,000	47,683
Cumberland County Improvement Authority (The), Solid Waste
Series 2015A, Rev., AGM,
GTD, 5.00%, 1/1/2022	20,000	20,078
Dover Board of Education GO, 4.00%, 4/1/2022	50,000	50,613
Essex County Improvement Authority
Rev., AMBAC, GTD, 5.25%, 12/15/2021	315,000	315,581
Series 2006, Rev., AMBAC,
GTD, 5.25%, 12/15/2021	95,000	95,177
Rev., AMBAC, GTD, 5.25%, 12/15/2022	150,000	157,885
Essex County Improvement Authority, County Guaranteed Project Rev., GTD, 5.00%, 10/1/2022	50,000	52,009
Fair Lawn Board of Education GO, 3.13%, 9/1/2022	20,000	20,439
Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2022	80,000	81,650
Franklin Township Board of Education
GO, 3.00%, 2/1/2022	40,000	40,187
GO, 3.00%, 2/1/2023 (b)	95,000	98,054
Freehold Township Board of Education
GO, 5.00%, 2/15/2023	20,000	21,128
GO, 5.00%, 7/15/2023	25,000	25,721
Garden State Preservation Trust Series 2003B, Rev., AGM, Zero Coupon, 11/1/2022	50,000	49,722
Garden State Preservation Trust, Open Space and Farmland Preservation Series 2012A, Rev., 5.00%, 11/1/2022	170,000	176,613
Gloucester County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 4/1/2022	25,000	25,402

Investments	Principal Amount ($)	Value ($)
Gloucester County Improvement Authority (The), GCSSSD/GCVTSD Project Rev., 4.00%, 5/15/2023	35,000	36,865
Gloucester County Improvement Authority (The), Shady Lane Nursing Home Project Rev., GTD, 4.00%, 12/1/2022	480,000	496,563
Greater Egg Harbor Regional High School District GO, AGM, 5.00%, 2/1/2022	20,000	20,156
Green Brook Township School District GO, 3.50%, 5/15/2023	80,000	81,157
Haddonfield Public Schools District GO, 4.00%, 2/15/2022 (b)	75,000	75,587
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	38,367
Highland Park School District GO, 4.50%, 3/1/2022 (b)	35,000	35,368
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	27,025
Hudson County Improvement Authority, Capital Appreciation Series 2006A-1, Rev., GTD,
NATL-RE, Zero Coupon, 12/15/2022	125,000	124,496
Hudson County Improvement Authority, County Secured Lease Rev., 5.00%, 5/1/2024	65,000	72,094
Hudson County Improvement Authority, Courthouse Project Rev., 4.00%, 10/1/2025	40,000	45,121
Hudson County Improvement Authority, Guttenberg Project Rev., GTD, 5.00%, 8/1/2023	50,000	53,852
Hudson County Improvement Authority, Vocational -Technical School Project Rev., 5.00%, 5/1/2023	140,000	149,200
Jackson Township School District
GO, 4.00%, 2/1/2022	75,000	75,470
GO, 5.00%, 6/15/2025	50,000	57,541
Jefferson Township School District
GO, 4.00%, 9/15/2022 (b)	50,000	51,503
Kingsway Regional School District
GO, 3.00%, 3/1/2022	50,000	50,336
GO, 4.00%, 3/1/2023	50,000	52,269
Lenape Regional High School District
GO, 5.00%, 4/1/2022	30,000	30,481
GO, 5.00%, 3/15/2023	20,000	21,218
Leonia Board of Education
GO, 4.00%, 7/15/2022	140,000	143,288

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Livingston Township School District GO, 5.00%, 7/15/2022	25,000	25,748
Logan Township School District GO, 2.00%, 3/15/2022	30,000	30,159
Lumberton Township School District GO, 2.00%, 7/15/2022	60,000	60,629
Mainland Regional High School District GO, 4.00%, 10/15/2022	25,000	25,798
Medford Township Board of Education
GO, 5.00%, 3/1/2022	160,000	161,919
Mendham Township School District GO, 5.00%, 12/1/2021	25,000	25,000
Middlesex County Improvement Authority Series 2014A, Rev., GTD, 5.00%, 12/15/2021	210,000	210,370
Middlesex County Improvement Authority, Capital Equipment and Improvement Rev., GTD, 2.00%, 9/15/2022	125,000	126,802
Middlesex County Improvement Authority, Educational Services Commission of New Jersey Project Rev., GTD, 5.00%, 7/15/2022	25,000	25,750
Middlesex County Improvement Authority, Perth Amboy Franchise Acquisit Series 1999B, Rev., AMBAC,
GTD, Zero Coupon, 9/1/2022	105,000	104,600
Millburn Township Board of Education GO, 3.50%, 8/1/2022	30,000	30,655
Millstone Township School District GO, 4.00%, 7/15/2022	85,000	86,969
Monmouth County Improvement Authority (The) Rev., GTD, 5.00%, 12/1/2022	80,000	83,827
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Rev., GTD, 5.00%, 12/1/2021	55,000	55,000
Series 2017B, Rev., GTD, 5.00%, 7/15/2022	30,000	30,896
Series 2016B, Rev., GTD, 4.00%, 8/1/2022	105,000	107,655
Rev., GTD, 5.00%, 12/1/2022	180,000	188,610
Series 2019B, Rev., GTD, 5.00%, 12/1/2022	25,000	26,196
Monroe Township Board of Education
GO, 5.00%, 3/1/2022	105,000	106,252
GO, 4.00%, 8/1/2022	95,000	97,390
GO, 5.00%, 3/1/2024	25,000	27,513

Investments	Principal Amount ($)	Value ($)
Montgomery Township Board of Education GO, 5.00%, 4/1/2022	60,000	60,964
Montville Township School District
GO, 3.00%, 2/1/2022	20,000	20,094
GO, 4.00%, 2/1/2022	55,000	55,349
Moorestown Township School District
GO, 5.00%, 1/1/2022	25,000	25,095
GO, 5.00%, 1/1/2023	55,000	57,765
Morris County Improvement Authority
Series 2012A, Rev., GTD, 3.00%, 2/1/2022 (b)	40,000	40,186
Rev., GTD, 4.00%, 5/1/2022	125,000	126,989
Morris County Improvement Authority, Guaranteed Loan Lincoln Park Refunding Project Rev., GTD, 4.00%, 3/15/2022	25,000	25,275
Morris County Improvement Authority, Morris Hills Regional District Project Rev., GTD, 5.00%, 10/1/2022 (b)	35,000	36,401
Morris County Improvement Authority, Rockaway Borough Board of Education Project Rev., GTD, 5.00%, 12/1/2022	100,000	104,794
Morris Plains School District GO, 3.00%, 7/15/2022	70,000	71,202
Mount Olive Township Board of Education GO, 4.00%, 7/15/2022	50,000	51,184
Mountain Lakes School District GO, 5.00%, 1/15/2022	25,000	25,145
Mountainside School District GO, 3.00%, 8/15/2022	30,000	30,594
New Brunswick Parking Authority,
Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350,000	361,913
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335,000	360,579
New Jersey Building Authority Series 2013A, Rev., 5.00%, 6/15/2022	435,000	445,967
New Jersey Economic Development
Authority
Series 2018C, Rev., 4.00%, 6/15/2022	20,000	20,397
Series XX, Rev., 5.00%, 6/15/2022	25,000	25,630
Series 1997A, Rev., NATL- RE, Zero Coupon, 7/1/2022(b)	105,000	104,747

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series XX, Rev., 5.00%, 6/15/2023	30,000	32,092
Series NN, Rev., 5.00%, 3/1/2025	65,000	68,649
Series NN, Rev., 5.00%, 3/1/2026	405,000	427,733
Rev., 5.00%, 6/15/2026	125,000	127,984
New Jersey Economic Development Authority, Cigarette Tax Rev., 5.00%, 6/15/2022	560,000	574,057
New Jersey Economic Development Authority, College Avenue Redevelopment Project
Rev., 5.00%, 6/15/2022	120,000	123,058
Rev., 5.00%, 6/15/2023 (b)	175,000	187,637
New Jersey Economic Development Authority, School Facilities Construction
Series 2005K, Rev., NATL-RE, 5.25%, 12/15/2021	230,000	230,417
Series 2005K, Rev., AGC-ICC, FGIC, 5.25%, 12/15/2021	20,000	20,036
Series 2012-II, Rev., 5.00%, 3/1/2022	605,000	612,059
Series 2013NN, Rev., 5.00%, 3/1/2022	220,000	222,567
Series KK, Rev., 5.00%, 3/1/2022	30,000	30,350
Rev., 5.00%, 6/15/2022	100,000	102,516
Series KK, Rev., 5.00%, 9/1/2022 (b)	40,000	41,451
Series 2013 NN, Rev., 5.00%, 3/1/2023	100,000	105,703
Rev., 5.00%, 6/15/2023	165,000	176,507
Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	352,078
Series NN, Rev., 5.00%, 3/1/2024	190,000	200,690
Series 2005N1, Rev., AMBAC, 5.50%, 9/1/2024	1,375,000	1,556,347
Series 2012-II, Rev., 5.00%, 3/1/2025	200,000	202,299
Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	75,000	88,504
Series II, Rev., 5.00%, 3/1/2026	130,000	131,467
New Jersey Educational Facilities Authority
Series 2014A, Rev., 5.00%, 6/1/2022	60,000	61,404
Series 2014A, Rev., 5.00%, 7/1/2022	20,000	20,538

Investments	Principal Amount ($)	Value ($)
Series 2015C, Rev., 5.00%, 7/1/2022	25,000	25,658
Series A, Rev., 5.00%, 7/1/2022	20,000	20,564
Series 2015B, Rev., AGM, 4.00%, 7/1/2023	10,000	10,561
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	26,883
New Jersey Educational Facilities Authority, College of New Jersey Rev., 5.00%, 7/1/2022 (b)	325,000	334,169
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Rev., 5.00%, 6/15/2022	50,000	51,261
New Jersey Educational Facilities Authority, Princeton University Series 2017B, Rev., 5.00%, 7/1/2022	80,000	82,264
New Jersey Educational Facilities Authority, Seton Hall University Series 2013D, Rev., 3.50%, 7/1/2023	25,000	26,166
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp.
Rev., 5.00%, 7/1/2022	775,000	796,929
Rev., 5.00%, 7/1/2025	125,000	144,254
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	125,000	127,745
Series 2021A, Rev., 5.00%, 7/1/2022	35,000	35,990
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	875,000	976,191
Rev., 5.00%, 7/1/2026 (c)	220,000	261,507
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group
Rev., 5.00%, 7/1/2022	780,000	801,885
Rev., 5.00%, 7/1/2023	20,000	21,500
Series 2017A, Rev., 5.00%, 7/1/2025	190,000	220,071
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Rev., 2.00%, 7/1/2022	350,000	353,443

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Authority, Inspirational Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2022	200,000	205,445
New Jersey Health Care Facilities Financing Authority, Meridian Health System Obligated Group
Rev., 5.00%, 7/1/2023	20,000	20,552
Rev., 5.00%, 7/1/2024	375,000	385,253
New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System Series 2016A, Rev., 5.00%, 7/1/2023	150,000	161,248
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue
Series 2012A, Rev., 5.00%, 7/1/2022	420,000	431,884
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	195,000	200,413
Series 2016A, Rev., 5.00%, 7/1/2022	225,000	231,367
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	190,000	219,515
New Jersey Health Care Facilities Financing Authority, Valley Health System
Rev., 5.00%, 7/1/2022	230,000	236,330
Rev., 5.00%, 7/1/2023	75,000	80,512
Rev., 5.00%, 7/1/2024	200,000	223,358
Rev., 5.00%, 7/1/2026	50,000	59,625
New Jersey Health Care Facilities Financing Authority, Virtua Health, Inc.
Rev., 5.00%, 7/1/2022	175,000	179,952
Rev., 5.00%, 7/1/2023	230,000	247,247
Rev., 5.00%, 7/1/2024	105,000	115,040
Rev., 5.00%, 7/1/2025	20,000	21,847
Rev., 5.00%, 7/1/2026	155,000	169,244
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	41,860
Series A, Rev., 5.00%, 12/1/2024	40,000	45,209
New Jersey Housing and Mortgage Finance Agency
Series 2019B, Rev., 1.50%, 5/1/2023	90,000	91,193

Investments	Principal Amount ($)	Value ($)
New Jersey Housing and Mortgage Finance Agency, Multi-Family, Post Road Gardens Series 2020A, Rev., 0.75%, 6/1/2022 (c)	100,000	100,205
New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (c)	300,000	301,508
New Jersey Infrastructure Bank, Environmental Infrastructure
Series 2020A-R1, Rev., 3.00%, 9/1/2022	150,000	153,178
Series 2012A-R, Rev., GTD, 4.00%, 9/1/2022	335,000	344,598
Series 2017A-R2, Rev., GTD, 4.00%, 9/1/2022	160,000	164,584
Series 2007A, Rev., GTD, 5.00%, 9/1/2022	95,000	98,431
Series 2007-C, Rev., 5.00%, 9/1/2022	50,000	51,806
Series 2014A, Rev., GTD, 5.00%, 9/1/2022	25,000	25,903
Series 2015A-1, Rev., GTD, 5.00%, 9/1/2022	25,000	25,903
Series 2016A-1, Rev., GTD, 5.00%, 9/1/2022	35,000	36,264
Series 2016A-R1, Rev., GTD, 5.00%, 9/1/2022	70,000	72,528
Series 2002A, Rev., 5.25%, 9/1/2022	25,000	25,949
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	41,902
Series 2012A-R, Rev., GTD, 4.00%, 9/1/2023	165,000	175,781
Series 2007A, Rev., GTD, 5.00%, 9/1/2023	10,000	10,828
Rev., GTD, 5.00%, 9/1/2024	35,000	39,438
New Jersey Sports and Exposition Authority, Convention Center Rev., NATL-RE, 5.50%, 3/1/2022 (b)	35,000	35,455
New Jersey Transportation Trust Fund Authority , Federal Highway Reimbursement
Series 2016A-1, Rev., 5.00%, 6/15/2022	75,000	76,895
Series 2018A, Rev., 5.00%, 6/15/2022	225,000	230,685
Series 2018A, Rev., 5.00%, 6/15/2023	35,000	37,458
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2022	240,000	246,051

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014AA, Rev., 5.00%, 6/15/2022	30,000	30,756
Series 2015AA, Rev., 5.00%, 6/15/2022	50,000	51,261
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2006A, Rev., 5.25%, 12/15/2021	265,000	265,480
Series 2006A, Rev., NATL-RE, 5.25%, 12/15/2021	100,000	100,181
Series 2005B, Rev., NATL-RE, 5.50%, 12/15/2021	220,000	220,419
Series 2006A, Rev., 5.50%, 12/15/2021	750,000	751,427
Series 2012AA, Rev., 5.00%, 6/15/2022	240,000	246,051
Series 2006A, Rev., NATL-RE, 4.25%, 12/15/2022	25,000	26,015
Series A, Rev., 5.25%, 12/15/2022	100,000	105,095
Series B, Rev., AMBAC, 5.25%, 12/15/2022	80,000	84,076
Series 2006A, Rev., AGM-CR, 5.50%, 12/15/2022	185,000	195,043
Series 2006A, Rev., 5.50%, 12/15/2022	90,000	94,818
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	137,749
New Jersey Turnpike Authority
Series 2012A, Rev., 5.00%, 1/1/2022(b)	500,000	501,968
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	30,000	30,118
Series 2014C, Rev., 5.00%, 1/1/2022 (b)	35,000	35,138
Series 2013A, Rev., 3.00%, 7/1/2022 (b)	100,000	101,649
Series 2013A, Rev., AGM, 3.25%, 7/1/2022 (b)	65,000	66,166
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	3,145,000	3,233,728
Series 2012B, Rev., 3.50%, 1/1/2023 (b)	70,000	72,473
Series 2012B, Rev., 5.00%, 1/1/2023 (b)	750,000	788,884
Series 2013F, Rev., 5.00%, 1/1/2023 (b)	100,000	105,185
Series 2014C, Rev., 5.00%, 1/1/2023	25,000	26,254
Series 2017E, Rev., 5.00%, 1/1/2025	50,000	56,822
Series 2004C-2, Rev., AMBAC, 5.50%, 1/1/2025	115,000	132,446
Series 2014A, Rev., 5.00%, 1/1/2027	50,000	55,593

Investments	Principal Amount ($)	Value ($)
New Jersey Water Supply Authority, Manasquan Reservoir Water Supply System Rev., 5.00%, 8/1/2022	20,000	20,629
North Bergen Township Board of Education COP, 4.00%, 12/15/2022	75,000	77,805
North Hudson Sewerage Authority Series 2006A, Rev., NATL-RE, 5.13%, 8/1/2022 (b)	25,000	25,814
North Hudson Sewerage Authority, Senior Lien
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	100,000	102,380
Series 2012A, COP, 5.00%, 6/1/2022 (b)	105,000	107,500
Northern Burlington County Regional School District GO, 5.00%, 3/1/2023	20,000	21,156
Northern Valley Regional High School District GO, 4.00%, 2/1/2022	30,000	30,191
Old Bridge Township Board of Education
GO, 5.00%, 7/15/2022	125,000	128,653
GO, 5.00%, 7/15/2023	40,000	42,996
Old Bridge Township Municipal Utilities Authority Series 2014C, Rev., GTD, 5.00%, 11/1/2022	20,000	20,865
Paramus School District GO, 5.00%, 4/1/2022	50,000	50,803
Parsippany-Troy Hills Township School District GO, 5.00%, 8/15/2022	20,000	20,677
Passaic County Improvement Authority (The), City of Paterson Project
Rev., 4.00%, 6/15/2022	25,000	25,507
Rev., 5.00%, 6/15/2023	25,000	26,768
Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., GTD, 2.63%, 5/1/2023	100,000	100,908
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	81,880
Passaic Valley Sewerage Commission, Sewer System Series G, Rev., 5.75%, 12/1/2022	100,000	105,344

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pennsauken Township School District GO, 3.00%, 7/15/2022	55,000	55,917
Pequannock Township Board of Education
GO, 4.00%, 1/15/2024	65,000	69,883
GO, 4.00%, 1/15/2025	50,000	55,371
Pleasantville School District GO, AGM, 2.38%, 2/15/2023	25,000	25,593
Ramsey School District GO, 3.13%, 1/15/2023	25,000	25,818
Rancocas Valley Regional High School District
GO, 5.00%, 2/1/2022	50,000	50,391
GO, 5.00%, 2/1/2023	60,000	63,243
Ridgewood Board of Education Series 2016A, GO, 4.00%, 3/15/2022	80,000	80,884
River Dell Regional School District GO, 4.00%, 3/1/2022	40,000	40,381
River Edge School District GO, 3.00%, 2/1/2022	50,000	50,228
Rumson-Fair Haven Regional High School District
GO, 3.25%, 2/1/2022	40,000	40,201
Rutgers The State University of New Jersey
Series 2013J, Rev., 5.00%, 5/1/2022	355,000	361,997
Series 2013J, Rev., 4.00%, 5/1/2023 (b)	175,000	184,315
Series 2018N, Rev., 4.00%, 5/1/2023	645,000	678,389
Series 2013J, Rev., 5.00%, 5/1/2023	840,000	895,075
Series 2013J, Rev., 5.00%, 5/1/2023 (b)	40,000	42,693
Series 2013L, Rev., 5.00%, 5/1/2023 (b)	60,000	64,040
Series 2016M, Rev., 5.00%, 5/1/2023	100,000	106,586
Series 2016M, Rev., 5.00%, 5/1/2024	25,000	27,703
Somerdale School District GO, 3.38%, 9/1/2022	40,000	40,914
Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Project Rev., GTD, 4.00%, 10/1/2022	25,000	25,795
Somerset County Improvement Authority, County Guaranteed Lease, Somerset Board of Social Services Project Rev., GTD, 5.00%, 2/15/2022	50,000	50,494

Investments	Principal Amount ($)	Value ($)
Somerset County Improvement Authority, County Guaranteed Lease, Township of Montgomery Project Rev., GTD, 5.00%, 9/1/2022	35,000	36,264
Somerset Hills School District GO, 5.00%, 3/15/2022	30,000	30,416
South Brunswick Township Board of Education
GO, 3.00%, 12/1/2021	195,000	195,000
GO, 4.00%, 8/1/2022	100,000	102,549
GO, 5.00%, 8/1/2024	45,000	49,303
South Harrison Township School District GO, 4.00%, 1/15/2023	25,000	26,022
South Orange and Maplewood School District
GO, 2.00%, 11/1/2022	125,000	126,994
GO, 4.00%, 1/15/2023	25,000	26,042
GO, 5.00%, 1/15/2023	25,000	26,321
Southampton School District GO, 2.13%, 9/1/2022	40,000	40,523
State of New Jersey
Series 2016T, GO, 5.00%, 6/1/2022	205,000	209,734
GO, 5.25%, 8/1/2022	100,000	103,242
Series 2016T, GO, 5.00%, 6/1/2023	35,000	37,387
GO, 5.00%, 6/1/2024	20,000	22,243
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2023	1,440,000	1,516,744
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2022	470,000	480,854
GO, 5.00%, 6/1/2023	265,000	283,074
GO, 5.00%, 6/1/2025	100,000	115,201
GO, 5.00%, 6/1/2026	65,000	74,735
Sussex County Municipal Utilities Authority (The), Capital Appreciation Series 2008-B, Rev., AGM, GTD, Zero Coupon, 12/1/2021	20,000	20,000
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2022	1,155,000	1,181,590
Series A, Rev., 5.00%, 6/1/2023	1,790,000	1,911,875
Series A, Rev., 5.00%, 6/1/2024	125,000	138,891
Series A, Rev., 5.00%, 6/1/2025	755,000	867,562
Series A, Rev., 5.00%, 6/1/2026	105,000	124,295

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Town of Dover Series A, GO, BAN, 1.25%, 5/26/2022	10,350,000	10,398,094
Town of Hammonton
GO, BAN, 1.00%, 11/3/2022	1,705,250	1,715,246
GO, 4.00%, 3/1/2023	30,000	30,278
Town of Morristown
GO, 5.00%, 3/1/2023	25,000	26,419
Town of Newton GO, 5.00%, 4/1/2024	50,000	55,265
Town of Westfield, General Improvement
GO, 2.00%, 9/15/2022	40,000	40,561
Township of Aberdeen GO, BAN, 1.50%, 10/14/2022	10,362,135	10,468,864
Township of Allamuchy
GO, 4.00%, 1/15/2023	75,000	78,066
Township of Alloway
GO, 4.00%, 12/1/2021	35,000	35,000
GO, 4.00%, 12/1/2022	35,000	36,251
Township of Barnegat GO, BAN, 1.25%, 5/26/2022	11,000,000	11,051,652
Township of Bloomfield
GO, 4.00%, 6/1/2022	30,000	30,559
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	43,925
Township of Brick GO, 4.00%, 11/1/2022	25,000	25,874
Township of Bridgewater, General Improvement
GO, 3.00%, 1/15/2022	75,000	75,257
GO, 5.00%, 8/1/2022	50,000	51,518
Township of Cherry Hill, General Improvement and Sewer Utility GO, 4.00%, 5/1/2022	30,000	30,479
Township of Clark
GO, 2.00%, 3/15/2022	25,000	25,134
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	45,441
Township of Delran
GO, BAN, 1.50%, 12/7/2022	4,102,947	4,148,120
Township of East Amwell GO, 4.00%, 2/15/2023	25,000	26,080
Township of East Brunswick
GO, 3.00%, 3/15/2023	25,000	25,877
Township of East Greenwich GO, BAN, 2.00%, 12/9/2021	2,505,000	2,505,885
Township of Edison, General Improvement and Sewer Utility GO, 4.00%, 6/1/2022	115,000	117,201

Investments	Principal Amount ($)	Value ($)
Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	26,298
Township of Ewing, General Improvement
GO, 2.00%, 3/1/2023	100,000	101,987
Township of Florence GO, 4.00%, 11/1/2022	25,000	25,850
Township of Franklin, Open Space Trust GO, 4.00%, 1/15/2022	25,000	25,114
Township of Hamilton Series 2021A, GO, BAN, 1.25%, 2/16/2022	190,000	190,394
Township of Hamilton, Sewer Utility GO, 5.00%, 8/1/2022	20,000	20,629
Township of Hardyston GO, 4.00%, 2/1/2023	40,000	41,746
Township of Hopewell
GO, 3.00%, 2/1/2022 (b)	25,000	25,116
GO, 2.00%, 6/1/2022	230,000	231,956
Township of Irvington GO, AGM, Zero Coupon, 7/15/2022	100,000	99,627
Township of Jackson
GO, 4.00%, 12/1/2021	30,000	30,000
Township of Lakewood, General Improvement GO, 3.00%, 11/1/2022	30,000	30,758
Township of Little Falls, General Improvement
GO, 4.00%, 8/15/2023	25,000	26,550
GO, 4.00%, 8/15/2025	30,000	33,557
Township of Livingston
GO, 3.00%, 1/15/2022	25,000	25,084
GO, 3.00%, 7/15/2022	30,000	30,521
Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	31,824
Township of Lyndhurst
GO, BAN, 1.00%, 2/4/2022	100,000	100,129
GO, AGM, 4.50%, 8/15/2023 (b)	50,000	53,562
Township of Mahwah GO, 4.00%, 12/1/2022	70,000	72,652
Township of Maplewood GO, 2.00%, 4/1/2023	40,000	40,908
Township of Maplewood, General Improvement GO, 5.00%, 2/15/2023	40,000	42,267
Township of Marlboro GO, 5.00%, 5/1/2022	25,000	25,497
Township of Medford
Series 2013A, GO, 2.00%, 5/1/2022	50,000	50,363
GO, 4.00%, 7/15/2022	70,000	71,622

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Township of Mine Hill GO, BAN, 2.00%, 4/29/2022	1,861,750	1,874,644
Township of Monroe, Water Sewer Utility GO, 5.00%, 6/1/2022	25,000	25,595
Township of Montclair, General Improvement Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,176
Township of Montclair, School
GO, 5.00%, 3/1/2022	25,000	25,299
Series 2016B, GO, 4.00%, 10/1/2022	50,000	51,582
Township of Montgomery, Sewer Utility GO, 5.00%, 2/1/2023	20,000	21,117
Township of Montville
GO, 5.00%, 11/1/2022	50,000	52,189
GO, BAN, 1.50%, 11/10/2022	5,750,000	5,811,961
Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2023	25,000	26,387
Township of Mount Olive, General Improvement and Water Sewer Utility GO, 4.00%, 8/15/2022	35,000	35,919
Township of North Bergen
GO, 4.00%, 2/1/2022	25,000	25,159
GO, BAN, 2.00%, 4/27/2022	220,000	221,638
Township of North Brunswick GO, 2.75%, 7/15/2022	20,000	20,315
Township of North Brunswick, General Improvement GO, 2.00%, 7/15/2022	40,000	40,444
Township of Nutley GO, 2.25%, 4/15/2023	45,000	46,171
Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	41,155
Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	36,402
Township of Pemberton GO, BAN, 1.25%, 6/2/2022	9,776,774	9,823,762
Township of Pequannock, Sewer Utility GO, 4.00%, 4/1/2022	45,000	45,574
Township of Piscataway GO, 5.00%, 12/1/2022	20,000	20,948
Township of Plainsboro GO, BAN, 1.50%, 11/10/2022	8,000,000	8,082,419

Investments	Principal Amount ($)	Value ($)
Township of Randolph, Various Purpose GO, 3.00%, 10/15/2022	45,000	46,091
Township of Readington, General Improvement
GO, 4.00%, 12/15/2021	35,000	35,047
GO, 5.00%, 1/15/2025	25,000	28,458
Township of River Vale GO, 4.00%, 6/15/2023	35,000	36,967
Township of South Brunswick
GO, 4.00%, 3/1/2022	20,000	20,185
GO, 5.00%, 9/1/2022	30,000	31,058
GO, 4.00%, 10/1/2022	30,000	30,926
GO, 5.00%, 9/1/2023	150,000	161,974
Township of South Hackensack GO, BAN, 1.50%, 12/16/2021	1,461,500	1,462,280
Township of Stafford Series 2014B, GO, 5.00%, 2/1/2023	30,000	31,643
Township of Toms River
GO, 4.00%, 12/1/2021	40,000	40,000
GO, 5.00%, 3/1/2022	45,000	45,540
GO, 4.00%, 12/1/2022	85,000	88,202
Township of Toms River General Improvement GO, 4.00%, 6/15/2022	100,000	102,057
Series AB, GO, 5.00%, 11/15/2022	20,000	20,910
Township of Toms River, General Improvement GO, 4.00%, 6/15/2023	40,000	42,286
Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	47,448
Township of Union, General Improvement GO, 4.00%, 2/1/2023	25,000	26,082
Township of Voorhees GO, 1.75%, 9/15/2022	25,000	25,292
Township of Washington GO, 4.00%, 3/1/2025	30,000	33,204
Township of Wayne, General Improvement GO, 3.00%, 2/15/2022	75,000	75,428
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	106,335
Township of West Milford GO, BAN, 1.00%, 9/16/2022	135,000	135,722
Township of West Orange, General Improvement GO, 2.00%, 8/1/2022	35,000	35,412
Township of West Orange, Tax Appeal GO, BAN, 1.50%, 12/15/2021	9,608,441	9,613,154

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Township of West Windsor Series 2016B, GO, 2.00%, 12/1/2021	75,000	75,000
Township of Westampton Series A, GO, BAN, 1.25%, 5/31/2022	3,405,655	3,421,933
Township of Willingboro, General Improvement
GO, AGM, 2.25%, 8/1/2022	50,000	50,695
GO, AGM, 4.00%, 8/1/2022	35,000	35,892
Township of Woodbridge, General Improvement GO, 3.00%, 8/15/2022	75,000	76,496
Union County Improvement Authority, College Cranford Facility Rev., 3.00%, 12/1/2022	50,000	51,411
Union County Improvement Authority, County College Facility Project
Series 2014A, Rev., 4.00%, 2/1/2022	25,000	25,159
Series C, Rev., 5.00%, 2/1/2022	25,000	25,200
Union Township Board of Education GO, 4.00%, 1/1/2022	55,000	55,167
Village of Ridgewood, General Improvement and Water Utility GO, 4.00%, 8/1/2022	40,000	41,020
Warren Hills Regional School District GO, 5.00%, 2/15/2022	40,000	40,390
Washington Township Fire District No. 1 Hurffville GO, 1.00%, 5/1/2023	250,000	251,345
Washington Township Municipal Utilities Authority Rev., 4.00%, 2/1/2023	25,000	26,049
West Essex Regional School District GO, 5.00%, 11/1/2022	40,000	41,767
West Windsor-Plainsboro Regional School District
GO, 3.00%, 8/1/2022	205,000	208,867
GO, 4.00%, 9/15/2022	25,000	25,753
Woodbridge Township Board of Education
GO, 4.00%, 7/15/2022	55,000	56,309
GO, 4.25%, 7/15/2022 (b)	35,000	35,885
Woodbridge Township Board of Education, School Building GO, 2.00%, 7/15/2022	25,000	25,278
Woodland Park School District GO, 5.00%, 4/15/2023	100,000	106,328

Total New Jersey		206,359,287

Investments	Principal Amount ($)	Value ($)
New Mexico — 0.4%
Albuquerque Bernalillo County Water Utility Authority Series 2014B, Rev., 5.00%, 7/1/2022	30,000	30,842
Albuquerque Bernalillo County Water Utility Authority, Senior Lien, Joint Water & Sewer System Improvement
Rev., 5.00%, 7/1/2022	230,000	236,453
Series 2014A, Rev., 5.00%, 7/1/2022	25,000	25,702
Albuquerque Bernalillo County Water Utility, Water & Sewer
Rev., 5.00%, 7/1/2023	95,000	102,124
Series 2014A, Rev., 5.00%, 7/1/2023	50,000	53,749
Albuquerque Metropolitan Arroyo Flood Control Authority GO, 5.00%, 8/1/2023	50,000	53,879
Albuquerque Municipal School District No. 12
Series 2014B, GO, 5.00%, 8/1/2022	120,000	123,831
Series 2017A, GO, 5.00%, 8/1/2022	160,000	165,107
Bloomfield School District No. 6 GO, 2.00%, 10/1/2022	25,000	25,351
Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	55,000	56,861
City of Albuquerque
Series 2014A, Rev., 4.00%, 7/1/2023(b)	25,000	26,481
Series 2020A, GO, 5.00%, 7/1/2023	50,000	53,741
City of Albuquerque, General Purpose
Series 2014A, GO, 5.00%, 7/1/2022	200,000	205,635
Series 2019A, GO, 5.00%, 7/1/2022	55,000	56,550
City of Las Cruces GO, 5.00%, 8/1/2022	35,000	36,127
City of Rio Rancho
Rev., 4.00%, 6/1/2022	25,000	25,473
GO, 5.00%, 8/1/2023	100,000	107,548
City of Roswell
Rev., 4.00%, 6/1/2022	25,000	25,467
Rev., 4.00%, 8/1/2022	50,000	51,207
Series B, Rev., 5.00%, 6/1/2023	25,000	26,744
City of Roswell, Joint Water and Sewer Series B, Rev., 5.00%, 6/1/2022	25,000	25,596
City of Santa Fe
Rev., 5.00%, 6/1/2022	25,000	25,592
GO, 4.00%, 8/1/2022	25,000	25,624

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Dona Ana, Gross Receipts Tax Rev., 4.00%, 12/1/2021	25,000	25,000
County of Los Alamos, Gross Receipts Tax
Rev., 5.00%, 6/1/2022	85,000	87,010
Rev., 5.00%, 6/1/2023	25,000	26,721
County of Santa Fe
GO, 5.00%, 7/1/2022	75,000	77,109
Rev., 5.00%, 6/1/2023	20,000	21,398
County of Santa Fe, Gross Receipts Tax Rev., 5.00%, 6/1/2022	100,000	102,411
Dona Ana Branch Community College, Limited Tax GO, 5.00%, 8/1/2022	20,000	20,641
Hobbs School District No. 16 Series 2014B, GO, 5.00%, 9/15/2022	150,000	155,575
Las Cruces School District No. 2 Series 2017A, GO, 5.00%, 8/1/2022	50,000	51,579
New Mexico Finance Authority Series 2018A, Rev., 5.00%, 6/1/2023	160,000	171,412
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Rev., 5.00%, 6/1/2022	40,000	40,964
Series 2014B, Rev., 5.00%, 6/1/2022	55,000	56,326
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,603
Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,603
Series 2016D, Rev., 5.00%, 6/1/2022	60,000	61,447
Series 2016F, Rev., 5.00%, 6/1/2022	100,000	102,411
Series 2017A, Rev., 5.00%, 6/1/2022	285,000	291,871
Series 2017E, Rev., 5.00%, 6/1/2022	250,000	256,027
Series 2019B, Rev., 5.00%, 6/1/2022	45,000	46,085
Series 2020A, Rev., 5.00%, 6/1/2022	255,000	261,148
Series 2017A, Rev., 5.00%, 6/1/2023	55,000	58,923
Series 2016C, Rev., 5.00%, 6/1/2024	25,000	27,877

Investments	Principal Amount ($)	Value ($)
New Mexico Finance Authority, State Transportation, Senior Lien
Rev., 4.00%, 6/15/2022	430,000	438,868
Rev., 5.00%, 6/15/2022	485,000	497,600
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2022	170,000	174,398
Series B-2, Rev., 5.00%, 6/15/2022	45,000	46,164
Series 2018A, Rev., 5.00%, 6/15/2023	240,000	257,277
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund
Series 2013B, Rev., 5.00%, 6/1/2022	70,000	71,688
Series 2015A-1, Rev., 5.00%, 6/15/2022	25,000	25,650
Series 2015D, Rev., 5.00%, 6/15/2022	25,000	25,649
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Rev., 5.00%, 6/15/2022	250,000	256,495
Series 2017D, Rev., 5.00%, 6/15/2022	25,000	25,650
Series 2017D, Rev., 5.00%, 6/15/2023	120,000	128,773
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	42,924
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	53,947
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	32,747
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	195,000	201,251
Series 2015A, Rev., 5.00%, 8/1/2022	520,000	536,528
Series 2015A, Rev., 5.00%, 8/1/2024	185,000	207,368
Series 2019B, Rev., 5.00%, 8/1/2025 (c)	75,000	86,580
New Mexico State University Series B, Rev., 5.00%, 4/1/2022	50,000	50,773
Rio Rancho Public School District No. 94
GO, 5.00%, 8/1/2022	45,000	46,418

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Santa Fe Public School District GO, 5.00%, 8/1/2022	260,000	268,282
State of New Mexico
GO, 5.00%, 3/1/2022	20,000	20,239
Series 2017B, GO, 5.00%, 3/1/2022	75,000	75,898
State of New Mexico Severance Tax Permanent Fund
Series 2015A, Rev., 5.00%, 7/1/2022	115,000	118,220
Series 2015B, Rev., 5.00%, 7/1/2022	70,000	71,960
Series 2016D, Rev., 5.00%, 7/1/2022	205,000	210,739
Series A, Rev., 5.00%, 7/1/2022	285,000	292,979
Series 2015A, Rev., 5.00%, 7/1/2023	135,000	145,101
Series 2016D, Rev., 5.00%, 7/1/2023	25,000	26,871
Series 2018A, Rev., 5.00%, 7/1/2023	80,000	85,986
State of New Mexico, Severance Tax Permanent Fund
Series 2016B, Rev., 4.00%, 7/1/2022	935,000	955,755
Series 2018A, Rev., 5.00%, 7/1/2022	25,000	25,700
Series 2016B, Rev., 4.00%, 7/1/2023	220,000	232,993
Series 2015B, Rev., 5.00%, 7/1/2023	100,000	107,482
Series A, Rev., 5.00%, 7/1/2023	110,000	118,230
University of New Mexico (The), Subordinate Lien System
Series 2014C, Rev., 5.00%, 6/1/2022	190,000	194,542
Series 2014C, Rev., 5.00%, 6/1/2023	170,000	181,595
Series 2016A, Rev., 5.00%, 6/1/2023	20,000	21,364
Series 2014C, Rev., 5.00%, 6/1/2024	25,000	27,778
University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2022	50,000	51,195
Village of Los Lunas Rev., 3.00%, 4/1/2023	20,000	20,646

Total New Mexico		10,019,128

Investments	Principal Amount ($)	Value ($)
New York — 10.2%
Albany Municipal Water Finance Authority, Second Resolution
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	225,000	225,000
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	65,000	65,000
Ardsley Union Free School District GO, 4.00%, 1/15/2022	90,000	90,418
Arlington Central School District
GO, 4.00%, 12/15/2021	25,000	25,035
GO, 5.00%, 5/15/2022	25,000	25,543
GO, 5.00%, 5/15/2023	10,000	10,685
Ausable Valley Central School District GO, AGM, 2.00%, 6/15/2022	50,000	50,466
Baldwinsville Central School District GO, 5.00%, 9/15/2022	50,000	51,883
Battery Park City Authority
Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 12/9/2021 (c)	2,485,000	2,485,000
Series 2013A, Rev., 4.00%, 11/1/2022	30,000	31,049
Series 2013A, Rev., 5.00%, 11/1/2022	45,000	46,983
Series 2013A, Rev., 5.00%, 11/1/2026	70,000	76,265
Bay Shore Fire District GO, 3.00%, 4/15/2022	25,000	25,256
Bay Shore Union Free School District
GO, 5.00%, 12/1/2021	55,000	55,000
GO, 5.00%, 1/15/2022	25,000	25,144
GO, 5.00%, 1/15/2023	15,000	15,798
Bedford Central School District, Boces Project Bonds GO, 3.00%, 11/15/2023	25,000	25,654
Bethlehem Central School District GO, 5.00%, 6/15/2022	20,000	20,520
Brentwood Union Free School District GO, 5.00%, 5/1/2022	20,000	20,403
Bridgehampton Union Free School District GO, TAN, 1.00%, 6/24/2022	85,000	85,387
Brighton Central School District
GO, 4.00%, 6/1/2022	40,000	40,753
GO, 2.13%, 6/15/2022	35,000	35,359
Broadalbin-Perth Central School District GO, 2.00%, 6/15/2022	340,000	343,094
Brookhaven-Comsewogue Union Free School District
GO, 3.75%, 6/15/2022	155,000	157,820
GO, 4.00%, 7/15/2022	25,000	25,563

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.00%, 7/1/2023	255,000	262,410
Rev., 3.00%, 7/1/2024	610,000	637,323
Rev., 3.50%, 7/1/2025	455,000	488,595
Buffalo Municipal Water Finance Authority
Series 2015-A, Rev., 4.00%, 7/1/2022	130,000	132,916
Series 2019-A, Rev., 5.00%, 7/1/2022	20,000	20,565
Series 2019B, Rev., 5.00%, 7/1/2022	25,000	25,706
Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2023 (b)	55,000	59,052
Build NYC Resource Corp., United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Project Rev., 5.00%, 7/1/2022	50,000	51,409
Carle Place Union Free School District GO, 1.63%, 8/15/2022	50,000	50,053
Central Islip Union Free School District GO, 4.00%, 7/15/2022	30,000	30,697
Central Square Central School District GO, 4.00%, 6/15/2023	25,000	26,433
Chappaqua Central School District GO, 5.00%, 1/15/2022	100,000	100,583
Churchville-Chili Central School District GO, 4.00%, 6/15/2022	100,000	102,002
City of Binghamton, Public Improvement GO, 2.13%, 1/15/2022	25,000	25,059
City of Buffalo
Series 2012D, GO, AGM, 2.00%, 12/1/2021	130,000	130,000
Series 2012D, GO, AGM, 2.25%, 12/1/2022	25,000	25,521
City of Cortland, Public Improvement GO, 5.00%, 6/1/2022	75,000	76,759
City of Glens Falls, Public Improvement GO, AGM, 4.00%, 1/15/2022	30,000	30,136
City of Ithaca GO, BAN, 1.50%, 2/18/2022	195,000	195,541
City of Ithaca, Public Improvement GO, 4.00%, 1/15/2023	25,000	26,036
City of New York
Series I, Subseries 1-I, GO, 5.00%, 3/1/2022	70,000	70,843
Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	375,000	381,023

Investments	Principal Amount ($)	Value ($)
Series 2012E, GO, 4.00%, 8/1/2022	70,000	70,442
Series 2014K, GO, 4.00%, 8/1/2022	50,000	51,278
Series B, GO, 4.00%, 8/1/2022	210,000	215,368
Series B, GO, 5.00%, 8/1/2022 (b)	175,000	180,622
Series B, GO, 5.00%, 8/1/2022	125,000	129,025
Series C, GO, 5.00%, 8/1/2022	235,000	242,566
Series C, GO, 5.00%, 8/1/2022 (b)	20,000	20,643
Series D, GO, 5.00%, 8/1/2022	35,000	36,127
Series E, GO, 5.00%, 8/1/2022	205,000	211,600
Series G, GO, 5.00%, 8/1/2022	20,000	20,644
Series H, GO, 5.00%, 8/1/2022	135,000	139,346
Series I, GO, 5.00%, 8/1/2022 (b)	105,000	108,373
Series B, Subseries B-5, GO, NATL-RE, 5.00%, 8/15/2022	25,000	25,852
Series A-1, GO, 5.00%, 10/1/2022 (b)	100,000	104,010
Subseries A-1, GO, 5.00%, 10/1/2022 (b)	120,000	124,812
Series E, GO, 5.00%, 2/1/2023 (b)	50,000	52,793
Series F, Subseries F-1, GO, 5.00%, 3/1/2023 (b)	60,000	63,585
Series 2018A, GO, 5.00%, 8/1/2023	185,000	199,608
Series C, GO, 5.00%, 8/1/2023	25,000	25,789
Series D, GO, 5.00%, 8/1/2023	50,000	52,763
Series 2012E, GO, 5.00%, 8/1/2024	100,000	100,808
Series 2012F, GO, 5.00%, 8/1/2024	90,000	90,727
Series 2013J, GO, 5.00%, 8/1/2024	345,000	371,701
Series B, GO, 5.00%, 8/1/2024	90,000	92,842
Series E, GO, 5.00%, 8/1/2024	100,000	105,477
Series G, GO, 5.00%, 8/1/2024	35,000	38,451
Series I, GO, 5.00%, 8/1/2024	150,000	154,737

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2004A-6, GO, 5.00%, 8/1/2025	40,000	42,181
Series 2013J, GO, 5.00%, 8/1/2025	75,000	80,779
Series A, Subseries A-6, GO, 5.00%, 8/1/2025	60,000	66,011
Series B, GO, 5.00%, 8/1/2025	140,000	144,421
Series C, GO, 5.00%, 8/1/2025	145,000	154,855
Series J, GO, 5.00%, 8/1/2025	30,000	33,661
Series A, Subseries A-1, GO, 5.25%, 8/1/2025	60,000	64,871
Series D, GO, 5.00%, 8/1/2026	40,000	42,181
City of New York, Fiscal Year 1994 Series 1994A, GO, 5.00%, 8/1/2023	150,000	150,574
City of New York, Fiscal Year 2006 Series H, Subseries 2006 HH-A, GO, 4.00%, 1/1/2022	195,000	195,610
City of New York, Fiscal Year 2008 Series 2008J, Subseries J-3, GO, 5.00%, 8/1/2022	25,000	25,805
City of New York, Fiscal Year 2012
Series 2012F, GO, 4.00%, 8/1/2022	25,000	25,158
Series 2012F, GO, 5.00%, 8/1/2023	205,000	206,596
Series 2012-I, GO, 5.00%, 8/1/2023	305,000	314,579
Series 2012F, GO, 5.00%, 8/1/2026	210,000	211,696
City of New York, Fiscal Year 2012, Tax-Exempt
Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	1,115,000	1,132,548
Series G, Subseries G-1, GO, 5.00%, 4/1/2022	40,000	40,644
Series 2012B, GO, 4.00%, 8/1/2022	50,000	50,155
Series I, GO, 5.00%, 8/1/2022	195,000	201,278
Series I, GO, 5.00%, 8/1/2022 (b)	25,000	25,803
Series 2012D, Subseries D-1, GO, 5.00%, 10/1/2024	70,000	70,280
Series I, GO, 5.00%, 8/1/2025	115,000	118,632
City of New York, Fiscal Year 2013
Series 2013D, GO, 5.00%, 8/1/2022	135,000	139,346
Series 2013I, GO, 5.00%, 8/1/2022	90,000	92,898

Investments	Principal Amount ($)	Value ($)
Series 2013J, GO, 5.00%, 8/1/2022	485,000	500,615
Series 2013E, GO, 4.50%, 8/1/2023	55,000	57,720
Series 2013J, GO, 5.00%, 8/1/2023	185,000	199,608
Series H, GO, 5.00%, 8/1/2023	75,000	80,922
City of New York, Fiscal Year 2013, Tax-Exempt
Series G, GO, 5.00%, 8/1/2022	55,000	56,771
Series F, Subseries F-1, GO, 5.00%, 3/1/2024	125,000	132,323
Series H, GO, 5.00%, 8/1/2025	50,000	53,852
City of New York, Fiscal Year 2014
Series 2014J, GO, 5.00%, 8/1/2022	305,000	314,819
Series B, GO, 5.00%, 8/1/2022	70,000	72,254
Series 2014E, GO, 5.25%, 8/1/2022	460,000	475,572
Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023	25,000	26,493
Series 2013G, GO, 5.00%, 8/1/2023	380,000	410,006
Series 2014E, GO, 5.00%, 8/1/2023	105,000	113,291
Series 2014J, GO, 5.00%, 8/1/2023	140,000	151,055
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	82,826
Series 2014E, GO, 5.00%, 8/1/2024	35,000	37,709
Series D, Subseries D-1, GO, 5.00%, 8/1/2025	145,000	156,172
City of New York, Fiscal Year 2015
Series 2015B, GO, 3.00%, 8/1/2022	25,000	25,472
Series 2015-1, GO, 5.00%, 8/1/2022	220,000	227,083
Series 2015C, GO, 5.00%, 8/1/2022	65,000	67,093
Series A, GO, 5.00%, 8/1/2022	120,000	123,855
Series 1, GO, 5.00%, 8/1/2023	240,000	258,951
Series 2015A, GO, 5.00%, 8/1/2024	225,000	252,587
Series 2012I, GO, 5.00%, 8/1/2025	85,000	91,549
Series A, GO, 5.00%, 8/1/2025	110,000	123,424

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series A, GO, 5.00%, 8/1/2026	30,000	33,619
City of New York, Fiscal Year 2016
Series A, GO, 5.00%, 8/1/2024	235,000	263,813
Series E, GO, 5.00%, 8/1/2024	90,000	101,035
City of New York, Fiscal Year 2017
Series C, GO, 5.00%, 8/1/2022	285,000	294,176
Series 2017B-1, GO, 5.00%, 12/1/2022	30,000	31,444
City of New York, Fiscal Year 2018
Series 2018-1, GO, 4.00%, 8/1/2022	120,000	123,067
Series 2018-1, GO, 5.00%, 8/1/2022	20,000	20,644
Series 2018A, GO, 5.00%, 8/1/2022	100,000	103,220
Series C, GO, 5.00%, 8/1/2022	80,000	82,576
Series 2018C, GO, 5.00%, 8/1/2023	60,000	64,738
Series 2018D, GO, 5.00%, 8/1/2023	800,000	863,171
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	33,516
City of New York, Fiscal Year 2019
Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.01%, 12/1/2021 (c)	5,000,000	5,000,000
Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,805
Series 2019B, GO, 3.00%, 8/1/2023	125,000	130,722
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2023	100,000	107,896
City of New York, Tax-Exempt Series B, GO, 5.00%, 8/1/2022 (b)	25,000	25,803
Subseries A-1, GO, 4.00%, 10/1/2022 (b)	60,000	61,922
City of New York,Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	34,253
City of Niagara Falls GO, 5.00%, 5/15/2022	50,000	51,024
City of North Tonawanda, Various Purpose GO, 5.00%, 6/1/2022	25,000	25,590

Investments	Principal Amount ($)	Value ($)
City of Rochester
Series 2018-II, GO, 4.00%, 8/1/2022	100,000	102,536
Series 2021 II, GO, BAN, 2.00%, 8/3/2022	225,000	227,822
Series 2018-1, GO, 4.00%, 2/15/2023	50,000	52,240
City of Schenectady, Public Improvement
GO, 3.25%, 5/15/2022	40,000	40,536
GO, AGM, 5.00%, 5/15/2022	25,000	25,533
City of Syracuse Series 2019A, GO, 4.00%, 5/15/2023	20,000	21,060
City of Syracuse, Public Improvement
Series 2020B, GO, 5.00%, 5/15/2022	35,000	35,761
Series 2015B, GO, 4.00%, 11/1/2022	45,000	46,534
City of White Plains GO, 5.00%, 11/1/2023	40,000	43,612
City of Yonkers
Series 2017A, GO, 5.00%, 9/1/2022	25,000	25,886
Series 2014D, GO, AGM, 3.00%, 10/15/2023	150,000	153,471
Clarence Central School District GO, 5.00%, 6/15/2022	25,000	25,650
Clarkstown Central School District GO, 2.00%, 11/15/2022	40,000	40,695
Cohoes City School District GO, 5.00%, 4/15/2022	40,000	40,706
Commack Union Free School District GO, 4.00%, 11/15/2022	55,000	56,949
Connetquot Central School District of Islip
GO, 4.25%, 1/15/2022	195,000	195,964
GO, 5.00%, 7/15/2022	80,000	82,404
County of Albany
Series 2020A, GO, 5.00%, 9/15/2022	50,000	51,887
Series 2019C, GO, 5.00%, 11/1/2023	50,000	54,495
County of Albany, Various Purpose
Series 2019A, GO, 5.00%, 9/15/2022	20,000	20,755
GO, 5.00%, 4/1/2023	40,000	42,528
County of Chemung, Public Improvement
GO, 3.00%, 12/15/2022	40,000	41,099
GO, 5.00%, 3/15/2023	50,000	52,971

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Dutchess, Public Improvement GO, 5.00%, 12/1/2021	55,000	55,000
Series 2018A, GO, 3.00%, 3/1/2022	25,000	25,171
Series 2018B, GO, 3.25%, 3/1/2022	60,000	60,448
GO, 5.00%, 5/1/2022	40,000	40,787
GO, 5.00%, 12/15/2022	200,000	209,781
Series 2019B, GO, 5.00%, 3/1/2023	100,000	105,858
County of Erie, Public Improvement Series A, GO, 5.00%, 9/15/2022	45,000	46,709
County of Livingston, Public Improvement
GO, 4.00%, 5/15/2022	25,000	25,437
GO, 3.00%, 5/15/2023	80,000	83,033
GO, 4.00%, 2/1/2024	35,000	37,721
County of Monroe
GO, 5.00%, 6/1/2022	180,000	184,312
GO, 5.00%, 6/1/2023	80,000	85,669
County of Monroe, Public Improvement
GO, 5.00%, 6/1/2022	155,000	158,713
County of Nassau
Series 2021A, GO, RAN, 2.00%, 12/10/2021	100,000	100,046
Series 2021B, GO, TAN, 2.00%, 12/10/2021	835,000	835,387
Series 2017B, GO, 5.00%, 4/1/2022	85,000	86,365
Series 2016B, GO, 5.00%, 10/1/2022	215,000	223,622
Series 2016A, GO, 5.00%, 1/1/2023	160,000	168,313
Series 2014A, GO, 5.00%, 4/1/2024	80,000	88,365
Series 2015B, GO, 5.00%, 4/1/2024	505,000	557,806
Series 2017C, GO, 5.00%, 10/1/2024	250,000	281,397
County of Nassau, General Improvement
Series 2016A, GO, 5.00%, 1/1/2022	555,000	557,177
Series 2017A, GO, 5.00%, 1/15/2022	85,000	85,494
Series 2013B, GO, 5.00%, 4/1/2022	25,000	25,402
Series C, GO, 5.00%, 10/1/2022	460,000	478,446
Series 2015B, GO, 5.00%, 4/1/2023	350,000	372,268
Series 2017C, GO, 5.00%, 10/1/2023	280,000	303,746

Investments	Principal Amount ($)	Value ($)
Series A, GO, 5.00%, 1/1/2025	50,000	56,724
County of Oneida, Public Improvement
GO, 5.00%, 3/15/2022	50,000	50,694
GO, 3.00%, 4/15/2022	200,000	202,104
County of Onondaga
GO, 5.00%, 2/1/2022	25,000	25,199
GO, 4.00%, 5/1/2022	25,000	25,397
County of Ontario GO, 5.00%, 5/15/2022	20,000	20,429
County of Orange Series 2012B, GO, 5.00%, 7/1/2022	80,000	82,245
County of Orange, Public Improvement
GO, 5.00%, 4/15/2022	25,000	25,448
Series 2017A, GO, 5.00%, 6/15/2022	20,000	20,518
County of Orange, Various Purpose Series 2016B, GO, 5.00%, 7/1/2022	50,000	51,403
County of Putnam, Public Improvement
GO, 4.00%, 1/15/2022	40,000	40,183
GO, 4.00%, 1/15/2023	20,000	20,834
County of Rensselaer, Public Improvement GO, 5.00%, 8/15/2022	25,000	25,852
County of Rockland Series 2014A, GO, AGM, 5.00%, 3/1/2023	25,000	26,491
County of Rockland, Various Purpose
Series 2019A, GO, 5.00%, 6/15/2022	40,000	41,037
GO, AGM, 2.75%, 12/1/2022	25,000	25,638
County of Schenectady, Public Improvement GO, 5.00%, 6/15/2022	25,000	25,641
County of Schenectady, Various Purpose GO, 5.00%, 12/15/2021	75,000	75,130
County of Suffolk
Series A, GO, AGM, 4.00%, 2/1/2022	150,000	150,928
GO, AGM, 5.00%, 2/1/2022	125,000	125,978
Series 2015C, GO, 5.00%, 5/1/2022	175,000	178,072
Series 2020B, GO, AGM, 5.00%, 5/15/2022	3,000,000	3,064,650
Series 2015B, GO, AGM, 5.00%, 10/1/2022	20,000	20,787

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017D, GO, 4.00%, 10/15/2022	100,000	103,247
Series B, GO, AGM, 4.00%, 10/15/2022	150,000	154,870
Series 2017D, GO, 5.00%, 10/15/2023	50,000	54,277
Series B, GO, AGM, 4.00%, 10/15/2024	100,000	109,996
Series 2019A, GO, 5.00%, 4/1/2025	100,000	114,593
County of Sullivan
GO, 5.00%, 3/1/2022	50,000	50,583
GO, BAN, 1.50%, 4/7/2022	2,000,000	2,007,875
County of Sullivan, Public Improvement
GO, 3.00%, 5/15/2022	60,000	60,737
GO, 5.00%, 7/15/2022	25,000	25,727
County of Tompkins, Public Improvement GO, 3.00%, 2/1/2022	25,000	25,116
County of Wake, Public Improvement GO, 4.00%, 12/1/2021	30,000	30,000
County of Warren, Public Improvement
Series A, GO, 3.00%, 2/1/2022	30,000	30,142
GO, AGM, 5.00%, 7/15/2022	125,000	128,757
County of Wayne GO, 5.00%, 12/1/2022	155,000	162,478
County of Wayne, Public Improvement GO, 4.50%, 6/1/2022	25,000	25,542
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2021	225,000	225,000
Series 2019D, GO, 5.00%, 12/15/2021	25,000	25,044
Series 2016A, GO, 5.00%, 1/1/2022	315,000	316,238
Series 2019A, GO, 5.00%, 1/15/2022	25,000	25,146
Series 2012B, GO, 5.00%, 7/1/2022	25,000	25,704
Series 2012A, GO, 4.00%, 10/15/2022	25,000	25,834
Series 2020A, GO, 5.00%, 10/15/2022	25,000	26,051
Series 2016A, GO, 5.00%, 1/1/2023	55,000	57,864
Series 2012B, GO, 2.00%, 7/1/2023	35,000	35,361
Series 2017A, GO, 5.00%, 7/1/2023	50,000	53,766

Investments	Principal Amount ($)	Value ($)
Croton-Harmon Union Free School District GO, 5.00%, 6/1/2022	80,000	81,917
Depew Union Free School District GO, 5.00%, 6/1/2022	135,000	138,241
Dutchess County Local Development Corp., Marist College Project Series 2015A, Rev., 5.00%, 7/1/2022	75,000	77,109
Dutchess County Local Development Corp., Nuvance Health Issue Series 2019B, Rev., 5.00%, 7/1/2023	525,000	562,721
Dutchess County Local Development Corp., The Culinary Institute of America Rev., 5.00%, 7/1/2022	150,000	153,905
East Aurora Union Free School District GO, AGM, 5.00%, 6/15/2023	45,000	48,225
East Greenbush Central School District Series 2019A, GO, 5.00%, 12/15/2022	30,000	31,499
East Hampton Union Free School District GO, TAN, 1.50%, 6/24/2022	210,000	211,535
East Irondequoit Central School District GO, 4.00%, 6/15/2022	240,000	244,832
East Islip Union Free School District, Unlimited Tax Series 2010B, GO, 3.25%, 3/15/2022	40,000	40,356
East Syracuse-Minoa Central School District GO, 5.00%, 12/15/2021	40,000	40,070
Edgemont Union Free School District at Greenburgh GO, 4.00%, 8/15/2022	45,000	46,217
Erie County Fiscal Stability Authority, Sales Tax and Secured Tax Secured
Series 2011C, Rev., 5.00%, 12/1/2021 (b)	90,000	90,000
Series 2017A, Rev., 5.00%, 6/15/2022	25,000	25,652
Series 2017D, Rev., 5.00%, 9/1/2022	50,000	51,814
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured
Series 2011C, Rev., 5.00%, 12/1/2021 (b)	155,000	155,000
Series 2011C, Rev., 5.00%, 12/1/2021 (b)	555,000	555,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013A, Rev., 5.00%, 3/15/2022	45,000	45,628
Series 2016A, Rev., 5.00%, 5/15/2022	135,000	137,978
Rev., 5.00%, 9/1/2022	25,000	25,907
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2012A, Rev., 5.00%, 5/1/2022	120,000	122,406
Series 2015A, Rev., 5.00%, 5/1/2022	245,000	249,912
Rev., 5.00%, 5/1/2023	150,000	160,100
Series A, Rev., 5.00%, 5/1/2023	130,000	132,565
Rev., 5.00%, 5/1/2024	150,000	166,639
Series 2012A, Rev., 5.00%, 5/1/2024	20,000	20,399
Series 2012A, Rev., 5.00%, 5/1/2025	100,000	101,975
Series 2013A, Rev., 5.00%, 5/1/2026	25,000	26,617
Erie County Water Authority
Rev., 5.00%, 12/1/2022	100,000	104,825
Rev., 5.00%, 12/1/2023	75,000	82,133
Fairport Central School District
GO, 3.00%, 3/1/2022	30,000	30,211
GO, 4.00%, 6/15/2022	50,000	51,026
Fayetteville-Manlius Central School District GO, 2.60%, 7/15/2022	135,000	136,959
Fillmore Central School District GO, AGM, 5.00%, 6/15/2022	50,000	51,299
Freeport Union Free School District
GO, 5.00%, 12/1/2021	50,000	50,000
GO, 5.00%, 4/1/2022	60,000	60,968
GO, 5.00%, 12/1/2022	50,000	52,412
Friendship Central School District GO, AGM, 2.00%, 6/15/2023	310,000	318,267
Garden City Union Free School District GO, 2.00%, 1/15/2022	25,000	25,056
Goshen Central School District GO, 2.00%, 12/1/2022	35,000	35,643
Grand Island Central School District
GO, 5.00%, 12/1/2021	75,000	75,000
GO, 5.00%, 12/1/2022	100,000	104,773
Greece Central School District GO, 4.00%, 12/15/2021	50,000	50,069
Half Hollow Hills Central School District Series 2013B, GO, 4.00%, 8/15/2022	40,000	41,079

Investments	Principal Amount ($)	Value ($)
Hammondsport Central School District GO, 2.00%, 6/15/2023	75,000	76,802
Harborfields Central School District GO, 5.00%, 3/1/2022	45,000	45,543
Haverstraw-Stony Point Central School District GO, 5.00%, 10/15/2022	50,000	52,080
Hicksville Water District GO, 5.00%, 12/15/2021	25,000	25,044
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 3.00%, 2/15/2022	85,000	85,478
Series 2017A, Rev., 5.00%, 2/15/2022	365,000	368,532
Rev., 5.00%, 2/15/2023	200,000	211,309
Hudson Yards Infrastructure Corp., Tax Exempt
Series 2017A, Rev., 5.00%, 2/15/2024	115,000	126,853
Series 2017A, Rev., 5.00%, 2/15/2025	20,000	22,935
Iroquois Central School District
Series 2018A, GO, 2.38%, 8/1/2022	80,000	81,016
GO, 5.00%, 6/15/2025	25,000	28,714
Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	25,623
Islip Union Free School District GO, 2.25%, 3/1/2022	50,000	50,258
Ithaca City School District
GO, AGM, 2.00%, 7/1/2022	45,000	45,471
GO, 4.00%, 7/1/2022	125,000	127,738
Kings Park Central School District GO, 2.25%, 8/1/2022	70,000	70,977
Lancaster Central School District GO, 5.00%, 6/1/2022	35,000	35,846
Levittown Union Free School District GO, 4.00%, 4/1/2022	55,000	55,705
Lockport City School District GO, 5.00%, 8/1/2022	25,000	25,796
Long Island Power Authority, Electric System
Rev., AGM, Zero Coupon, 6/1/2022	480,000	478,792
Rev., 5.00%, 9/1/2022(b)	20,000	20,724
Series 2015B, Rev., 5.00%, 9/1/2022 (b)	75,000	77,716
Series 2016B, Rev., 5.00%, 9/1/2022	75,000	77,703
Series B, Rev., 5.00%, 9/1/2022	345,000	357,486

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016B, Rev., 5.00%, 9/1/2023	220,000	238,288
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	125,001
Rev., 1.00%, 9/1/2025	290,000	292,152
Series B, Rev., 5.00%, 9/1/2026	245,000	253,697
Longwood Central School District Suffolk County GO, 5.00%, 6/1/2022	65,000	66,567
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2022	65,000	66,689
Madison County Capital Resource Corp., Colgate University Project Series 2013A, Rev., 5.00%, 7/1/2022	50,000	51,406
Maine-Endwell Central School District
GO, 4.00%, 6/15/2022	35,000	35,697
GO, BAN, 1.25%, 6/30/2022	200,000	201,191
Manhasset Union Free School District Series 2016B, GO, 5.00%, 1/15/2022	25,000	25,146
Marlboro Central School District GO, 5.00%, 12/15/2021	40,000	40,069
Massapequa Union Free School District GO, 5.00%, 10/1/2022	20,000	20,805
Mattituck-Cutchogue Union Free School District Series A, GO, 5.00%, 7/15/2022	20,000	20,601
Metropolitan Transportation Authority
Series 2020A-2S, Rev., BAN, 4.00%, 2/1/2022	775,000	779,713
Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	1,190,000	1,215,230
Series 2019D-1, Rev., BAN, 5.00%, 9/1/2022	175,000	181,080
Series 2002D-1, Rev., 5.00%, 11/1/2022	250,000	260,643
Series 2012B, Rev., 4.00%, 11/15/2022 (b)	70,000	72,572
Series 2008B-2, Rev., 5.00%, 11/15/2022	100,000	104,435
Series 2012B, Rev., AGM-CR, 5.00%, 11/15/2022 (b)	50,000	52,313
Series 2012C, Rev., 5.00%, 11/15/2022 (b)	95,000	99,394
Series 2012E, Rev., 5.00%, 11/15/2022 (b)	345,000	360,920
Series 2012F, Rev., 5.00%, 11/15/2022	155,000	161,874

Investments	Principal Amount ($)	Value ($)
Series 2015F, Rev., 5.00%, 11/15/2022	20,000	20,887
Series 2016D, Rev., 5.00%, 11/15/2022	60,000	62,661
Series 2019F, Rev., BAN, 5.00%, 11/15/2022	20,000	20,884
Series A-2, Rev., 5.00%, 11/15/2022	40,000	41,774
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	160,000	168,537
Series 2013A, Rev., AGM-CR, 5.00%, 5/15/2023 (b)	30,000	32,057
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	125,000	133,572
Series 2008B-3, Rev., 5.00%, 11/15/2023	100,000	108,845
Series 2012A, Rev., 5.00%, 11/15/2023	185,000	193,347
Series 2012F, Rev., 5.00%, 11/15/2023	10,000	10,449
Series 2013E, Rev., 5.00%, 11/15/2023 (b)	25,000	27,313
Series 2014C, Rev., 5.00%, 11/15/2023	40,000	43,538
Series 2017A, Rev., 5.00%, 11/15/2023	10,000	10,916
Series 2017B, Rev., 5.00%, 11/15/2023	25,000	27,211
Series 2017C-1, Rev., 5.00%, 11/15/2023	100,000	108,845
Series B-2, Rev., 5.00%, 11/15/2023	75,000	81,875
Series 2012F, Rev., 5.00%, 11/15/2024	50,000	52,196
Series 2012A, Rev., 5.00%, 11/15/2025	50,000	52,219
Series 2012D, Rev., 5.00%, 11/15/2025	80,000	83,475
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	2,385,000	2,412,839
Series 2002B-1, Rev., 3.00%, 11/1/2022	30,000	30,772
Series B-1, Rev., 4.00%, 11/15/2022	90,000	93,269
Series 2012A, Rev., 5.00%, 11/15/2022	60,000	62,750
Series 2016A, Rev., 5.00%, 11/15/2022	150,000	156,876
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	109,165

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 5.00%, 11/15/2024	635,000	663,425
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	136,387
Series 2012A, Rev., 5.00%, 11/15/2026	50,000	52,209
Middletown City School District GO, 4.00%, 6/15/2022	25,000	25,507
Minisink Valley Central School District
GO, 5.00%, 12/1/2021	120,000	120,000
GO, 4.00%, 4/15/2022	55,000	55,788
GO, 4.00%, 6/15/2022	65,000	66,348
Monroe County Industrial Development Corp.
Series 2013B, Rev., 4.00%, 12/1/2022	30,000	31,087
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	20,000	21,503
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2022	50,000	50,983
Series 2012A, Rev., 5.00%, 5/1/2022	25,000	25,492
Monroe County Industrial Development Corp., University of Rochester Project
Series 2013B, Rev., 5.00%, 7/1/2022	25,000	25,705
Series 2015A, Rev., 5.00%, 7/1/2022	75,000	77,113
Series 2017C, Rev., 5.00%, 7/1/2023	70,000	75,272
Mount Sinai Union Free School District GO, 5.00%, 1/15/2022	55,000	55,321
Mount Vernon City School District
GO, 5.00%, 12/1/2021	305,000	305,000
GO, 5.00%, 12/1/2022	30,000	31,370
GO, 5.00%, 9/15/2023	25,000	27,038
Nassau County Interim Finance Authority, Sales Tax
Series 2012A, Rev., 4.00%, 11/15/2022 (b)	110,000	113,984
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	105,000	109,825
Series 2015A, Rev., 5.00%, 11/15/2022 (b)	290,000	303,326
Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project Rev., 5.00%, 7/1/2022 (b)	50,000	51,414

Investments	Principal Amount ($)	Value ($)
New Rochelle City School District GO, 5.00%, 9/1/2022	65,000	67,332
New York City Health and Hospitals Corp., Health System
Series 2013A, Rev., 5.00%, 2/15/2022	835,000	843,185
Series 2013A, Rev., 5.00%, 2/15/2023	315,000	332,969
Series 2020A, Rev., 3.00%, 2/15/2024	300,000	317,075
New York City Industrial Development Agency, Pilot Capital Appreciation Yankee Stadium Project Series 2009A, Rev., AGC, Zero Coupon, 3/1/2023 (b)	50,000	49,742
New York City Transitional Finance Authority Building Aid Series S-1, Rev., 5.00%, 7/15/2022	240,000	247,167
New York City Transitional Finance Authority Future Tax Secured
Series D, Subseries D-1, Rev., 5.00%, 2/1/2023	50,000	52,781
Series 2012F-1, Rev., 5.00%, 5/1/2023	70,000	71,378
Series 2020A, Rev., 5.00%, 5/1/2023	20,000	21,344
Series B, Subseries B-1, Rev., 3.00%, 8/1/2023	95,000	99,316
Series 2018-A-1, Rev., 5.00%, 8/1/2023	10,000	10,786
Series D, Rev., 2.00%, 11/1/2024	40,000	40,483
Series I, Rev., 3.00%, 5/1/2025	50,000	51,572
Series A, Rev., 5.00%, 8/1/2025	20,000	20,639
Subseries C, Rev., 5.00%, 11/1/2026	20,000	22,167
Series I, Rev., 5.00%, 5/1/2027	55,000	58,622
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2003
Series 21-B, Rev., 4.00%, 11/1/2022	25,000	25,869
Series 21-A, Rev., 5.00%, 11/1/2022	95,000	99,169
Subseries 13, Rev., 5.00%, 11/1/2022	60,000	62,633
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2007

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2007A, Subseries A-3, Rev., 5.00%, 8/1/2023	90,000	97,075
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2012 Series 2012E, Subseries E-1, Rev., 4.00%, 2/1/2022	65,000	65,414
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2013 Series H, Rev., 5.00%, 11/1/2024	80,000	85,387
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018
Series 2018B, Subseries B-1, Rev., 5.00%, 8/1/2022	75,000	77,409
Series 2018-1, Rev., 5.00%, 11/1/2022	110,000	114,828
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 3.00%, 5/1/2022	190,000	192,262
Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	27,760
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013
Series 2013S-1, Rev., 4.00%, 7/15/2022	110,000	112,604
Series 2013S-1, Rev., 5.00%, 7/15/2023	135,000	138,968
Series 2013S-1, Rev., 5.00%, 7/15/2024	185,000	190,524
Series 2013S-1, Rev., 5.00%, 7/15/2025	240,000	247,167
Series 2013S-1, Rev., 5.00%, 7/15/2026	55,000	56,639
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series S-1, Rev., 5.00%, 7/15/2022 (b)	200,000	206,000
Series 2015S-2, Rev., 5.00%, 7/15/2023	25,000	26,914
Series S-1, Rev., 5.00%, 7/15/2023	140,000	150,723
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2022 (b)	75,000	77,250
Series 2016S-1, Rev., 5.00%, 7/15/2023 (b)	45,000	48,465

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-4A, Rev., 3.00%, 7/15/2022	100,000	101,748
Series 2018S-4, Rev., 5.00%, 7/15/2023 (b)	110,000	118,470
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-1, Rev., 5.00%, 7/15/2022	25,000	25,746
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2023	150,000	161,489
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2024	50,000	55,997
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2021 Series 2020S-1, Rev., 5.00%, 7/15/2022	100,000	102,986
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2022 Series S-1A, Rev., 5.00%, 7/15/2022	20,000	20,597
New York City Transitional Finance Authority, Future Tax Secured Series 2013 I, Rev., 5.00%, 5/1/2023	45,000	48,023
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series 2012E-1, Rev., 5.00%, 2/1/2022	50,000	50,400
Series E, Subseries 2012E-1, Rev., 5.00%, 2/1/2025	455,000	458,606
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.06%, 12/9/2021 (c)	1,955,000	1,955,000
Series 2013I, Rev., 5.00%, 5/1/2022	135,000	137,724
Series 2013D, Rev., 5.00%, 11/1/2022	85,000	88,730

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	125,000	130,486
Subseries 2014C, Rev., 5.00%, 11/1/2022	185,000	193,119
Series 2014C, Rev., 5.00%, 11/1/2023	90,000	98,091
Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	27,773
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015E-1, Rev., 5.00%, 2/1/2022	145,000	146,161
Series B, Subseries B-1, Rev., 5.00%, 8/1/2022	20,000	20,642
Subseries 2015A-1, Rev., 5.00%, 8/1/2022	20,000	20,643
Series C, Rev., 5.00%, 11/1/2022	80,000	83,511
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	26,551
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Subseries F-1, Rev., 5.00%, 5/1/2023	20,000	21,344
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018C-1, Rev., 5.00%, 5/1/2022	85,000	86,715
Series 2018A-1, Rev., 5.00%, 8/1/2022	280,000	288,995
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-1, Rev., 5.00%, 8/1/2022	195,000	201,265
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020
Series C, Subseries C-1, Rev., 5.00%, 5/1/2022	65,000	66,311
Series 2020C, Subseries C-1, Rev., 5.00%, 5/1/2023 (b)	150,000	160,123
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021A, Rev., 3.00%, 11/1/2022	315,000	323,075
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	46,894

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt
Series F-1, Rev., 5.00%, 2/1/2022	225,000	226,802
Subseries F-1, Rev., 5.00%, 5/1/2022	160,000	163,228
Series 2013B, Rev., 5.00%, 11/1/2022	165,000	172,241
Series F-1, Rev., 5.00%, 2/1/2023	220,000	232,236
Subseries F-1, Rev., 5.00%, 2/1/2025	85,000	89,646
Subseries F-1, Rev., 5.00%, 2/1/2026	100,000	105,453
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012 Series E, Subseries E-1, Rev., 5.00%, 2/1/2023	230,000	231,950
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013G, Rev., 4.00%, 11/1/2022	25,000	25,869
Series B, Rev., 5.00%, 11/1/2023	25,000	26,075
Series D, Rev., 5.00%, 11/1/2023	25,000	26,075
Series 2013C, Subseries C-1, Rev., 5.00%, 11/1/2025	140,000	146,131
Subseries C-1, Rev., 5.00%, 11/1/2026	75,000	78,277
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	65,000	71,349
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016
Subseries E-1, Rev., 5.00%, 2/1/2022	40,000	40,320
Series 2016C, Rev., 5.00%, 11/1/2022	70,000	73,072
Series 2016E-1, Rev., 5.00%, 2/1/2025	25,000	28,570

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017
Series 2017B, Subseries B-1, Rev., 5.00%, 8/1/2022	70,000	72,249
Series C, Rev., 5.00%, 11/1/2022	55,000	57,414
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Subseries A-1, Rev., 5.00%, 5/1/2022	175,000	178,531
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series A, Subseries A-1, Rev., 5.00%, 11/1/2022	135,000	140,925
New York City Water and Sewer System, Fiscal Year 2012 Subseries A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.01%, 12/1/2021 (c)	5,200,000	5,200,000
New York City Water and Sewer System, Second General Resolution Rev., 5.00%, 6/15/2022 (b)	75,000	76,950
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.03%, 12/1/2021 (c)	4,485,000	4,485,000
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 12/9/2021 (c)	15,000,000	15,000,000
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012
Series 2012BB, Rev., 4.13%, 12/15/2021	135,000	135,195
Series 2012BB, Rev., 5.25%, 12/15/2021 (b)	90,000	90,166
Series 2012EE, Rev., 4.00%, 6/15/2022 (b)	75,000	76,548
Series 2012EE, Rev., 4.00%, 6/15/2022 (b)	50,000	51,032
Series 2012EE, Rev., 5.00%, 6/15/2022 (b)	80,000	82,079
Series FF, Rev., 5.00%, 6/15/2022 (b)	30,000	30,780

Investments	Principal Amount ($)	Value ($)
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 0.06%, 12/9/2021(c)	8,815,000	8,815,000
Series 2013CC, Rev., 5.00%, 6/15/2023 (b)	180,000	193,027
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014DD, Rev., 5.00%, 6/15/2022 (b)	330,000	338,578
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017CC, Rev., 5.00%, 12/15/2021	965,000	966,697
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2024	95,000	99,717
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019
Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.10%, 12/9/2021 (c)	22,450,000	22,450,000
Series 2019DD-2, Rev., 5.00%, 6/15/2024	90,000	94,479
Series 2019DD-2, Rev., 5.00%, 6/15/2025	25,000	27,363
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020CC-2, Rev., 5.00%, 6/15/2022 (b)	100,000	102,599
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2022	45,000	47,000
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series 2016B, Rev., 5.00%, 11/15/2022	30,000	31,230
New York Local Government Assistance Corp., Subordinate Lien Series 2012A, Rev., 5.00%, 4/1/2022 (b)	30,000	30,473
New York Municipal Bond Bank Agency Series 2012A, Rev., 4.00%, 12/1/2022	50,000	51,914

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York Municipal Bond Bank Agency, Prior Year Claims
Series 2012A, Rev., 5.00%, 12/1/2021	365,000	365,000
Series 2012A, Rev., 5.00%, 12/1/2022	55,000	57,654
New York Power Authority Series 2011A, Rev., 5.00%, 11/15/2022 (b)	175,000	183,041
New York State Dormitory Authority, Barnard College
Series 2015A, Rev., 5.00%, 7/1/2022	170,000	174,780
Series 2020A, Rev., 4.00%, 7/1/2023	30,000	31,757
New York State Dormitory Authority, Bidding Group 1 Bonds Series 2018C, Rev., 5.00%, 3/15/2022	30,000	30,420
New York State Dormitory Authority, Columbia University
Series 2012A, Rev., 5.00%, 10/1/2022	285,000	296,477
Series B, Rev., 5.00%, 10/1/2022	70,000	72,819
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 4.00%, 7/1/2022	20,000	20,449
New York State Dormitory Authority, Court Facility Lease
Rev., AMBAC, 5.50%, 5/15/2022	305,000	312,361
Rev., 5.00%, 8/1/2022	140,000	144,412
New York State Dormitory Authority, Department of Health
Series 2016A, Rev., 5.00%, 7/1/2022	355,000	365,024
Series 2016A, Rev., 5.00%, 7/1/2023	75,000	80,574
New York State Dormitory Authority, Fordham University
Series 2016A, Rev., 4.00%, 7/1/2022	125,000	127,730
Rev., 5.00%, 7/1/2023	200,000	214,766
New York State Dormitory Authority, Harborfields Public Library Rev., 4.00%, 7/1/2022	40,000	40,897
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2022	100,000	102,811

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 7/1/2023	350,000	376,188
Series 2015A, Rev., 5.00%, 7/1/2024	260,000	290,508
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	40,458
New York State Dormitory Authority, Master Boces Program Lease Rev., 5.00%, 8/15/2022	60,000	62,039
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2012-1, Rev., 4.00%, 1/1/2022 (b)	25,000	25,078
Series 2012-1, Rev., 4.38%, 1/1/2022 (b)	285,000	285,975
Rev., 5.00%, 1/1/2022 (b)	50,000	50,196
Series 1, Rev., 5.00%, 1/1/2022(b)	290,000	291,138
Series 2012-1, Rev., 5.00%, 1/1/2022 (b)	270,000	271,059
Rev., NATL-RE, 5.50%, 7/1/2023	655,000	692,030
New York State Dormitory Authority, Mount Sinai School of Medical Series 1994A, Rev., NATL-RE, 5.15%, 7/1/2024	100,000	107,291
New York State Dormitory Authority, Municipal Health Facilities Improvement Program
Series 2018-1, Rev., 5.00%, 1/15/2025	200,000	227,196
Series 1, Rev., 5.00%, 1/15/2027	75,000	90,421
New York State Dormitory Authority, New York University
Series 2012A, Rev., 3.75%, 7/1/2022 (b)	50,000	51,037
Series 2015A, Rev., 5.00%, 7/1/2022	115,000	118,240
Series 2017A, Rev., 5.00%, 7/1/2022	230,000	236,481
Series 2015A-1, Rev., 3.00%, 7/1/2023	100,000	104,362
Series 2016A, Rev., 5.00%, 7/1/2023	95,000	102,140
Series 2017A, Rev., 5.00%, 7/1/2023	80,000	86,012

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group
Series 2016A, Rev., 4.00%, 7/1/2022	55,000	56,178
Rev., 5.00%, 7/1/2022	505,000	518,748
Rev., 5.00%, 7/1/2023	325,000	348,619
Rev., 5.00%, 7/1/2024	865,000	964,837
Rev., 5.00%, 7/1/2026	465,000	517,779
New York State Dormitory Authority, North Shore-Long Island Jewish Obligated Group Series 2015A-1, Rev., 5.00%, 5/1/2022	50,000	50,975
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2019A, Rev., 5.00%, 5/1/2022	305,000	310,947
Rev., 5.00%, 5/1/2023	200,000	213,084
Series 2015A, Rev., 5.00%, 5/1/2023	600,000	639,251
Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	85,000	92,334
Rev., 5.00%, 5/1/2025	300,000	344,640
New York State Dormitory Authority, NYSARC, Inc. Rev., 5.00%, 7/1/2022	145,000	149,094
New York State Dormitory Authority, Rochester Institute of Technology
Rev., 4.00%, 7/1/2022 (b)	140,000	143,083
Rev., 5.00%, 7/1/2022 (b)	50,000	51,391
New York State Dormitory Authority, School Districts Financing Program
Series 2015A, Rev., AGM, 4.00%, 4/1/2022	20,000	20,256
Series 2018D, Rev., 5.00%, 4/1/2022	25,000	25,403
Series A, Rev., 5.00%, 4/1/2022	50,000	50,798
Rev., 4.00%, 10/1/2022	125,000	128,922
Series 2017G, Rev., 4.00%, 10/1/2022	45,000	46,431
Series 2018C, Rev., 4.00%, 10/1/2022	45,000	46,393
Series 2019C, Rev., 4.00%, 10/1/2022	25,000	25,706
Series 2019D, Rev., 4.00%, 10/1/2022	135,000	138,812
Series 2021A, Rev., 4.00%, 10/1/2022	70,000	72,226
Series A, Rev., 4.00%, 10/1/2022	75,000	77,353
Series C, Rev., 4.00%, 10/1/2022	45,000	46,271
Series 2013C, Rev., 5.00%, 10/1/2022	25,000	25,913
Series 2013E, Rev., AGM, 5.00%, 10/1/2022	25,000	25,977

Investments	Principal Amount ($)	Value ($)
Series 2014A, Rev., AGM, 5.00%, 10/1/2022	20,000	20,785
Series 2014E, Rev., AGM, 5.00%, 10/1/2022	50,000	51,954
Series 2015B, Rev., AGM, 5.00%, 10/1/2022	65,000	67,517
Series 2015D, Rev., 5.00%, 10/1/2022	10,000	10,373
Series 2017G, Rev., 5.00%, 10/1/2022	35,000	36,403
Series 2018A, Rev., 5.00%, 10/1/2022	125,000	130,012
Series 2019A, Rev., 5.00%, 10/1/2022	230,000	239,223
Series 2020A, Rev., AGM, 5.00%, 10/1/2022	20,000	20,802
Series 2020D, Rev., AGM, 5.00%, 10/1/2022	25,000	26,007
Series A, Rev., 5.00%, 10/1/2022	365,000	378,308
Series A, Subseries A-1, Rev., 5.00%, 10/1/2022	200,000	207,934
Series E, Rev., 5.00%, 10/1/2022	70,000	72,777
Series H, Rev., 5.00%, 10/1/2022	30,000	31,203
Series 2017G, Rev., 4.00%, 10/1/2023	20,000	21,347
Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	311,666
Series 2014A, Rev., AGM, 5.00%, 10/1/2023	95,000	103,130
Series 2015D, Rev., 5.00%, 10/1/2023	20,000	21,711
Series 2016G, Rev., 5.00%, 10/1/2023	40,000	43,308
Series 2017F, Rev., 5.00%, 10/1/2023	150,000	161,630
Series 2017G, Rev., 5.00%, 10/1/2023	55,000	59,707
Series 2019A, Rev., 5.00%, 10/1/2023	265,000	287,678
Series 2015D, Rev., 5.00%, 10/1/2024	165,000	184,878
Series C, Rev., 5.00%, 10/1/2024	100,000	103,856
Series 2017G, Rev., 5.00%, 10/1/2025	1,375,000	1,601,877
Series H, Rev., 5.00%, 10/1/2025	135,000	140,217
New York State Dormitory Authority, Smithtown Special Library Rev., 5.00%, 7/1/2022	215,000	221,045

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York State Dormitory Authority, St. John’s University
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	25,695
Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2023	60,000	64,726
New York State Dormitory Authority, State Personal Income Tax
Series 2012A, Rev., 4.00%, 12/15/2021	50,000	50,070
Series 2018A, Rev., 5.00%, 3/15/2022	25,000	25,350
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2022	35,000	35,540
Series 2011E, Rev., 4.00%, 8/15/2022	135,000	135,419
Series 2012A, Rev., 5.00%, 12/15/2022	545,000	572,150
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	25,000	26,443
Series 2017A, Rev., 5.00%, 2/15/2023 (b)	20,000	21,145
Series 2017B, Rev., 5.00%, 2/15/2023 (b)	650,000	687,268
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2023	30,000	32,043
Series 2012A, Rev., 5.00%, 12/15/2023	95,000	99,730
Series 2015B, Rev., 5.00%, 2/15/2024	20,000	22,058
Series B, Rev., AMBAC, 5.50%, 3/15/2024	100,000	111,800
Series 2021A-1, Rev., 5.00%, 3/15/2025	160,000	183,778
Series 2015A, Rev., 5.00%, 3/15/2026	70,000	80,267
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012A, Rev., 5.00%, 12/15/2021	1,380,000	1,382,442
Series 2012D, Rev., 2.00%, 2/15/2022	40,000	40,154
Series 2014E, Rev., 4.00%, 2/15/2022	20,000	20,158
Series 2014A, Rev., 5.00%, 2/15/2022	385,000	388,822
Series 2014E, Rev., 5.00%, 2/15/2022	245,000	247,432
Series 2016A, Rev., 5.00%, 2/15/2022	30,000	30,298
Series 2016D, Rev., 5.00%, 2/15/2022	135,000	136,340

Investments	Principal Amount ($)	Value ($)
Series 2017A, Rev., 5.00%, 2/15/2022	490,000	494,864
Series 2012B, Rev., 5.00%, 3/15/2022	95,000	96,330
Series 2014C, Rev., 5.00%, 3/15/2022	405,000	410,668
Series 2015A, Rev., 5.00%, 3/15/2022	290,000	294,059
Series 2015E, Rev., 5.00%, 3/15/2022	180,000	182,519
Series 2012A, Rev., 4.00%, 12/15/2022 (b)	175,000	181,924
Series 2014F, Rev., 3.00%, 2/15/2023 (b)	50,000	51,685
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	55,000	58,175
Series 2013A, Rev., 5.00%, 2/15/2023	100,000	105,780
Series 2015B, Rev., 5.00%, 2/15/2023	120,000	126,935
Series 2016D, Rev., 5.00%, 2/15/2023 (b)	135,000	142,793
Series A, Rev., 5.00%, 2/15/2023 (b)	75,000	79,329
Series 2015A, Rev., 5.00%, 3/15/2023 (b)	125,000	132,701
Series 2015E, Rev., 5.00%, 3/15/2023 (b)	190,000	201,706
Series 2018A, Rev., 5.00%, 3/15/2023 (b)	40,000	42,464
Series A, Rev., 5.00%, 3/15/2023 (b)	45,000	47,772
Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	37,850
Series 2012E, Rev., 5.00%, 2/15/2024	400,000	403,904
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	44,117
Series 2018A, Rev., 5.00%, 3/15/2024 (b)	525,000	581,233
Series 2012A, Rev., 5.00%, 12/15/2024	290,000	304,306
Series 2014A, Rev., 5.00%, 2/15/2025	55,000	60,566
Series 2012A, Rev., 5.00%, 12/15/2025	110,000	115,415
Series 2014A, Rev., 5.00%, 2/15/2026	40,000	43,992
Series A, Rev., 5.00%, 2/15/2027	20,000	21,973

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York State Dormitory Authority, State Sales Tax
Series 2013A, Rev., 5.00%, 3/15/2022	345,000	349,828
Series 2014A, Rev., 5.00%, 3/15/2022	200,000	202,799
Series 2015A, Rev., 5.00%, 3/15/2022	80,000	81,120
Series 2015B, Rev., 5.00%, 3/15/2022	100,000	101,400
Series 2018A, Rev., 5.00%, 3/15/2022	50,000	50,700
Series 2018E, Rev., 5.00%, 3/15/2022	45,000	45,630
Series 2013A, Rev., 5.00%, 3/15/2023	130,000	138,020
Series 2013A, Rev., 5.00%, 3/15/2023 (b)	200,000	212,322
Series 2015A, Rev., 5.00%, 3/15/2023	125,000	132,711
Series 2015B, Rev., 5.00%, 3/15/2023	25,000	26,542
Series 2017A, Rev., 5.00%, 3/15/2023	25,000	26,542
Series A, Rev., 5.00%, 3/15/2023	90,000	95,552
Series 2013A, Rev., 5.00%, 3/15/2024	435,000	461,661
Series 2016A, Rev., 5.00%, 3/15/2024	50,000	55,343
New York State Dormitory Authority, State University Dormitory Facilities
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	245,000	251,888
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	50,000	51,406
Series 2015A, Rev., 5.00%, 7/1/2022 (b)	205,000	210,703
Series 2013A, Rev., 5.00%, 7/1/2023	215,000	230,767
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	90,000	96,764
Series 2013A, Rev., 5.00%, 7/1/2024	430,000	462,316
New York State Dormitory Authority, State University Educational Facilities Series 1994A, Rev., NATL-RE, Zero Coupon, 5/15/2022	30,000	29,956
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 4.00%, 5/15/2022	225,000	228,924
Series 2012A, Rev., 5.00%, 5/15/2022	315,000	321,905

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 5.00%, 5/15/2023	775,000	791,787
Series 2005A, Rev., NATL-RE, 5.50%, 5/15/2023	30,000	32,296
Rev., 5.00%, 5/15/2024	560,000	572,223
Series A, Rev., 5.00%, 5/15/2025	75,000	76,634
New York State Energy Research and Development Authority, Electric and Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	270,000	278,073
New York State Environmental Facilities Corp., Master Financing Program
Series 2016B, Rev., 5.00%, 2/15/2022	25,000	25,248
Series 2015B, Rev., 5.00%, 3/15/2022	120,000	121,676
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects -Second Resolution
Series 2017E, Rev., 4.00%, 6/15/2022	30,000	30,622
Series 2012A, Rev., 5.00%, 6/15/2022	90,000	92,348
Series 2012D, Rev., 5.00%, 6/15/2022	120,000	123,131
Series 2013A, Rev., 5.00%, 6/15/2022	20,000	20,522
Series 2017A, Rev., 5.00%, 6/15/2022	30,000	30,783
Series 2020A, Rev., 5.00%, 6/15/2022	35,000	35,913
Series 2021A, Rev., 5.00%, 6/15/2022	30,000	30,783
Series 2012A, Rev., 5.00%, 6/15/2023	150,000	153,840
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	21,456
Series 2018A, Rev., 5.00%, 6/15/2023	25,000	26,820
Series 2021A, Rev., 5.00%, 6/15/2023	50,000	53,639
Series 2012A, Rev., 5.00%, 6/15/2024	20,000	20,518
Series 2013A, Rev., 5.00%, 6/15/2024	50,000	53,664
Series 2021D, Rev., 5.00%, 6/15/2024	65,000	66,685

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 5.00%, 6/15/2025	25,000	25,645
Series 2013A, Rev., 5.00%, 6/15/2025	40,000	42,918
Series 2012A, Rev., 4.00%, 6/15/2026	45,000	45,885
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2013B, Rev., 5.00%, 5/15/2022	25,000	25,551
Series 2011A, Rev., 5.00%, 8/15/2022	50,000	51,707
Series 2012D, Rev., 5.00%, 9/15/2022	90,000	93,432
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.02%, 12/1/2021 (c)	20,000,000	20,000,000
New York State Thruway Authority
Series K, Rev., 4.00%, 1/1/2022	125,000	125,389
Series I, Rev., 5.00%, 1/1/2022 (b)	1,440,000	1,445,674
Series I, Rev., 5.00%, 1/1/2022	330,000	331,292
Series J, Rev., 5.00%, 1/1/2022	270,000	271,057
Series K, Rev., 5.00%, 1/1/2022	280,000	281,096
Series L, Rev., 5.00%, 1/1/2022	185,000	185,724
Series J, Rev., 5.00%, 1/1/2023	100,000	105,117
Series K, Rev., 5.00%, 1/1/2023	180,000	189,211
Series L, Rev., 5.00%, 1/1/2023	470,000	494,052
Series J, Rev., 5.00%, 1/1/2024	145,000	158,961
Series K, Rev., 5.00%, 1/1/2024	50,000	54,814
Series L, Rev., 5.00%, 1/1/2024	40,000	43,851
Series J, Rev., 5.00%, 1/1/2026	445,000	486,771
New York State Thruway Authority, Highway and Bridge Trust Fund
Series 2012A, Rev., 4.00%, 4/1/2022	25,000	25,321

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 5.00%, 4/1/2022	615,000	624,919
Series 2012A, Rev., 5.00%, 4/1/2023	240,000	243,805
Series 2012A, Rev., 5.00%, 4/1/2024	140,000	142,244
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2012A, Rev., 5.00%, 3/15/2022	190,000	192,659
Series 2013A, Rev., 5.00%, 3/15/2022	75,000	76,050
Series A, Rev., 5.00%, 3/15/2023	80,000	84,935
New York State Urban Development Corp., State Personal Income Tax Series 2013D, Rev., 5.00%, 3/15/2024	135,000	143,292
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013C, Rev., 5.00%, 3/15/2022	55,000	55,770
Series 2013D, Rev., 5.00%, 3/15/2022	370,000	375,178
Series 2013E-A, Rev., 5.00%, 3/15/2022	180,000	182,519
Series 2014A-A, Rev., 5.00%, 3/15/2022	270,000	273,779
Series 2015A, Rev., 5.00%, 3/15/2022	100,000	101,400
Series A, Rev., 5.00%, 3/15/2022	345,000	349,829
Series A-1, Rev., 5.00%, 3/15/2022	155,000	157,169
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2022	40,000	40,617
Series 2013C, Rev., 5.00%, 3/15/2023	35,000	37,159
Series 2013D, Rev., 5.00%, 3/15/2023	45,000	47,776
Series 2013E-A, Rev., 5.00%, 3/15/2023	25,000	26,542
Series 2016A, Rev., 5.00%, 3/15/2023	180,000	191,104
Series 2020C, Rev., 5.00%, 3/15/2023	25,000	26,542
Series A-1, Rev., 5.00%, 3/15/2023	30,000	31,851
Series 2013C, Rev., 5.00%, 3/15/2024	65,000	68,993

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2013E-B, Rev., 5.00%, 3/15/2024	50,000	53,071
Series 2014A, Rev., 5.00%, 3/15/2024	60,000	66,281
Series A-1, Rev., 5.00%, 3/15/2024	25,000	26,536
Series A-1, Rev., 5.00%, 3/15/2025	25,000	26,529
Series 2013C, Rev., 5.00%, 3/15/2027	70,000	74,243
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2022	55,000	55,770
Series 2021A, Rev., 5.00%, 3/15/2023	25,000	26,542
Niskayuna Central School District
GO, 4.00%, 4/15/2022	120,000	121,669
GO, 4.00%, 4/15/2023	20,000	21,007
North Salem Central School District GO, 3.00%, 6/15/2022	45,000	45,675
North Tonawanda City School District GO, 5.00%, 9/1/2022	25,000	25,899
Nyack Union Free School District GO, 5.00%, 6/15/2022	85,000	87,115
Onondaga County Trust for Cultural Resources, Syracuse University Project Rev., 5.00%, 12/1/2021 (b)	30,000	30,000
Onondaga County Water Authority
Series 2016A, Rev., 5.00%, 9/15/2022	20,000	20,743
Series 2015A, Rev., 2.25%, 9/15/2023	40,000	41,364
Orchard Park Central School District GO, 4.00%, 8/1/2022	90,000	92,276
Oyster Bay-East Norwich Central School District
GO, TAN, 1.25%, 6/24/2022	5,000,000	5,026,664
GO, 4.00%, 9/15/2022	125,000	128,765
Patchogue-Medford Union Free School District Series 2012B, GO, AGM, 5.00%, 7/1/2022	30,000	30,836
Pearl River Union Free School District GO, 2.00%, 6/1/2023	20,000	20,500
Pelham Union Free School District GO, 5.00%, 8/15/2022	20,000	20,681
Penfield Central School District
GO, 2.00%, 6/15/2022	120,000	121,144
GO, 4.00%, 6/15/2022	20,000	20,405
Penn Yan Central School District GO, 2.00%, 12/15/2021	75,000	75,047
Pittsford Central School District

Investments	Principal Amount ($)	Value ($)
Series 2012B, GO, 4.00%, 12/15/2021	55,000	55,077
GO, 4.00%, 10/1/2022	60,000	61,913
Series 2012B, GO, 4.00%, 12/15/2022	20,000	20,795
Port Authority of New York and New Jersey, Consolidated
Series 173, Rev., 4.00%, 12/1/2021	305,000	305,000
Series 175, Rev., 5.00%, 12/1/2021	325,000	325,000
Series 179, Rev., 5.00%, 12/1/2021	375,000	375,000
Series 189, Rev., 5.00%, 5/1/2022	520,000	530,359
Series 209, Rev., 5.00%, 7/15/2022	85,000	87,560
Series 194, Rev., 5.00%, 10/15/2022	155,000	161,447
Series 205, Rev., 5.00%, 11/15/2022	125,000	130,691
Series 173, Rev., 4.00%, 12/1/2022	425,000	432,987
Series 175, Rev., 5.00%, 12/1/2022	300,000	314,288
Series 179, Rev., 5.00%, 12/1/2022	685,000	717,625
Series 189, Rev., 5.00%, 5/1/2023	40,000	42,658
Series 209, Rev., 5.00%, 7/15/2023	20,000	21,535
Series 173, Rev., 4.00%, 12/1/2023	400,000	407,380
Series 179, Rev., 5.00%, 12/1/2023	35,000	38,270
Series 189, Rev., 5.00%, 5/1/2025	45,000	51,961
Series 173, Rev., 4.00%, 12/1/2025	285,000	290,172
Series 175, Rev., 5.00%, 12/1/2025	50,000	52,397
Series 179, Rev., 5.00%, 12/1/2025	145,000	158,486
Series 173, Rev., 4.00%, 12/1/2026	30,000	30,538
Port Washington Union Free School District GO, 5.00%, 12/1/2022	35,000	36,689
Pulaski Central School District GO, AGM, 5.00%, 6/15/2022	30,000	30,781
Putnam Valley Central School District GO, 5.00%, 6/15/2022	100,000	102,603

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Riverhead Central School District GO, 3.00%, 3/15/2022	25,000	25,205
Rye City School District GO, 2.00%, 8/15/2022	90,000	90,133
Rye City School District, Lexington Courts GO, BAN, 1.00%, 7/1/2022	45,000	45,222
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2022 (b)	255,000	263,490
Series 2015A, Rev., 5.00%, 10/15/2022 (b)	335,000	349,062
Series 2015A, Rev., 5.00%, 10/15/2023 (b)	40,000	43,535
Series A, Rev., 5.00%, 10/15/2024(b)	20,000	22,656
Saratoga Springs City School District GO, 5.00%, 6/15/2022	50,000	51,299
Sayville Union Free School District GO, 4.00%, 6/15/2022	50,000	51,034
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2022	100,000	100,392
Shenendehowa Central School District
GO, 3.00%, 6/15/2022	140,000	142,130
GO, 4.00%, 6/15/2022	20,000	20,411
GO, 3.00%, 6/15/2023	65,000	67,750
Shoreham-Wading River Central School District GO, 2.00%, 6/15/2022	45,000	45,448
Smithtown Central School District GO, 5.00%, 10/15/2022	25,000	26,051
Somers Central School District GO, 5.00%, 8/1/2022	25,000	25,805
South Country Central School District at Brookhaven GO, 4.00%, 10/15/2022	25,000	25,834
South Huntington Union Free School District GO, 5.00%, 12/15/2022	35,000	36,749
South Jefferson Central School District
GO, 2.50%, 6/15/2022	20,000	20,252
South Orangetown Central School District GO, 5.00%, 12/1/2021	50,000	50,000
Spencerport Central School District GO, 4.00%, 6/15/2022	50,000	50,998
Starpoint Central School District GO, 4.00%, 6/15/2022	70,000	71,428
State of New York
Series 2011E, GO, 3.50%, 12/15/2021(b)	25,000	25,030

Investments	Principal Amount ($)	Value ($)
Series 2011E, GO, 4.00%, 12/15/2021 (b)	140,000	140,196
Series 2011E, GO, 4.25%, 12/15/2021 (b)	55,000	55,082
Series 2011E, GO, 5.00%, 12/15/2021	330,000	330,581
Series 2013A, GO, 4.00%, 3/1/2023	85,000	89,032
Series 2013A, GO, 4.00%, 3/1/2023 (b)	40,000	41,892
Series 2013A, GO, 5.00%, 3/1/2023 (b)	20,000	21,195
Series 2015A, GO, 5.00%, 3/15/2023	25,000	26,542
State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2022	25,000	25,247
Suffern Central School District GO, 5.00%, 10/15/2022	130,000	135,466
Suffolk County Water Authority, Water System
Rev., 3.00%, 12/1/2021 (b)	70,000	70,000
Rev., 4.00%, 12/1/2021 (b)	160,000	160,000
Rev., 5.00%, 12/1/2021 (b)	145,000	145,000
Series 2014A, Rev., 5.00%, 6/1/2023	20,000	21,430
Syracuse Industrial Development Agency, School District Project
Series 2018B, Rev., 5.00%, 5/1/2022	30,000	30,598
Series 2021A, Rev., 5.00%, 5/1/2022	95,000	96,912
Rev., 5.00%, 5/1/2023	50,000	53,337
Three Village Central School District Brookhaven & Smithtown
GO, 4.00%, 5/1/2022	25,000	25,400
GO, 5.00%, 5/15/2022	65,000	66,431
GO, 4.00%, 12/15/2022	35,000	36,387
GO, 5.00%, 5/15/2025	30,000	34,553
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2022	25,000	25,704
Town of Brookhaven
GO, 4.00%, 3/15/2022	30,000	30,332
GO, 5.00%, 3/15/2022	60,000	60,836
GO, 5.00%, 11/15/2022	20,000	20,921
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2022	100,000	102,386
Town of Cheektowaga, Various Purpose GO, 5.00%, 7/1/2022	20,000	20,564

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Town of Clarkstown, Public Improvement
GO, 2.00%, 6/15/2022	25,000	25,234
GO, 3.00%, 6/15/2022	100,000	101,521
Town of Colonie, Public Improvement GO, 4.00%, 5/1/2022	25,000	25,378
Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,102
Town of Deerfield, Public Improvement GO, 5.00%, 9/1/2022	50,000	51,664
Town of East Hampton, Various Purpose GO, 5.00%, 7/1/2022	55,000	56,546
Town of Eastchester GO, 3.00%, 7/15/2022	30,000	30,530
Town of Grand Island GO, 3.00%, 7/15/2022	25,000	25,443
Town of Greenburgh, Public Improvement
GO, 5.00%, 4/15/2022	25,000	25,450
GO, 3.00%, 5/15/2022	20,000	20,259
GO, 5.00%, 10/1/2022	55,000	57,210
Series 2021A, GO, 5.00%, 4/1/2023	200,000	212,752
Town of Harrison, Public Improvement
GO, 4.00%, 12/15/2021	20,000	20,028
GO, 5.00%, 12/1/2022	35,000	36,685
Town of Hempstead, Public Improvement
Series 2014A, GO, 3.00%, 1/1/2022	25,000	25,057
GO, 5.00%, 4/15/2022	105,000	106,880
Series 2019B, GO, 5.00%, 8/1/2022	25,000	25,801
Series 2019A, GO, 5.00%, 8/15/2022	50,000	51,696
Town of Henrietta, Public Improvement GO, 3.13%, 12/15/2021	45,000	45,047
Town of Islip, Public Improvement Series 2016A, GO, 5.00%, 11/15/2022	20,000	20,920
Town of Islip, Various Purpose Series 2018A, GO, 5.00%, 5/15/2022	30,000	30,660
Town of Lewisboro Series 2021A, GO, BAN, 1.50%, 4/14/2022	1,311,500	1,317,292

Investments	Principal Amount ($)	Value ($)
Town of North Hempstead Series 2014A, GO, 5.00%, 2/1/2022	65,000	65,517
Town of North Hempstead, Public Improvement
Series 2019A, GO, 5.00%, 3/15/2022	25,000	25,347
Series 2017C, GO, 2.00%, 9/15/2022	30,000	30,430
Town of Oyster Bay, Public Improvement
Series 2018B, GO, 3.00%, 2/1/2022	280,000	281,237
GO, 4.00%, 11/1/2022	610,000	630,347
GO, 4.00%, 2/15/2025	225,000	248,437
Town of Riverhead, Public Improvement GO, 4.00%, 6/1/2022	25,000	25,472
Town of Wappinger, Public Improvement GO, 4.00%, 4/1/2022	20,000	20,251
Town of West Seneca, Various Purpose GO, 5.00%, 12/15/2021	25,000	25,044
Triborough Bridge and Tunnel Authority
Series 2011A, Rev., 5.00%, 1/1/2022 (b)	175,000	175,687
Series 1997A, Rev., 5.25%, 1/1/2022 (b)	300,000	301,237
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	140,000	146,433
Series 2013C, Rev., 5.00%, 5/15/2023 (b)	40,000	42,773
Series 2013A, Rev., 4.00%, 11/15/2023	100,000	105,374
Series 2013A, Rev., 5.00%, 11/15/2024	125,000	133,470
Series 2013A, Rev., 5.00%, 11/15/2026	30,000	32,001
Triborough Bridge and Tunnel Authority, General Purpose Series 1999-B, Rev., 5.50%, 1/1/2022 (b)	1,645,000	1,652,116
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2011A, Rev., 5.00%, 1/1/2022	1,035,000	1,039,061
Series 2011A, Rev., 5.00%, 1/1/2022 (b)	165,000	165,647
Series 2012B, Rev., 5.00%, 11/15/2022	290,000	303,233
Series 2013A, Rev., 5.00%, 11/15/2022	255,000	266,585

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Subseries 2008B-1, Rev., 5.00%, 11/15/2022	180,000	188,213
Series 2012B, Rev., 5.00%, 11/15/2023	220,000	229,829
Series 2013A, Rev., 5.00%, 11/15/2023	475,000	506,976
Series 2016A, Rev., 5.00%, 11/15/2023	20,000	21,829
Series 2012B, Rev., 5.00%, 11/15/2024	155,000	161,981
Series 2012B, Rev., 4.00%, 11/15/2025	180,000	186,211
Series 2013A, Rev., 5.00%, 11/15/2025	160,000	170,672
Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2022	55,000	57,484
Trust for Cultural Resources of City of New York (The), The Museum of Modern Art
Series 2016-1-E, Rev., 4.00%, 2/1/2023	750,000	782,308
Series 2012A, Rev., 5.00%, 4/1/2023	125,000	132,728
Trust for Cultural Resources of The City of New York (The), Wildlife Conservation Society Series 2014A, Rev., 5.00%, 8/1/2023 (b)	50,000	53,948
TSASC, Inc., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2023	100,000	107,004
Union Free School District of The Tarrytowns Series 2015A, GO, 5.00%, 1/15/2022	50,000	50,290
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2021	50,000	50,087
Series 2016B, Rev., 5.00%, 12/15/2021	170,000	170,296
Series 2016B, Rev., 5.00%, 6/15/2024	200,000	205,130
Series 2016B, Rev., 5.00%, 12/15/2024	45,000	47,215
Series 2016A, Rev., 5.00%, 6/15/2025	175,000	187,569
Series 2016B, Rev., 5.00%, 6/15/2025	25,000	26,796
Series 2016A, Rev., 5.00%, 12/15/2025	25,000	27,352
Valley Stream Union Free School District No. 13 GO, 5.00%, 9/1/2022	200,000	207,238

Investments	Principal Amount ($)	Value ($)
Vestal Central School District GO, 5.00%, 6/15/2022	60,000	61,562
Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	26,203
Village of Freeport Series 2021D, GO, BAN, 1.50%, 11/16/2022	5,140,075	5,197,930
Village of Freeport, Public Improvement Series 2012A, GO, AGM, 3.13%, 1/15/2022(b)	50,000	50,178
Series 2012A, GO, AGM, 3.50%, 1/15/2022(b)	20,000	20,080
Village of Garden City GO, BAN, 1.00%, 2/18/2022	325,000	325,554
Village of Manlius GO, AGM, 3.00%, 4/15/2022	30,000	30,308
Village of Ossining GO, BAN, 1.25%, 9/23/2022	6,998,526	7,052,187
Village of Patchogue, Public Improvement GO, 2.00%, 7/15/2022	50,000	50,527
Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2022	25,000	25,383
Village of Westbury, Public Improvement GO, 3.00%, 6/15/2022	25,000	25,374
Wappingers Central School District GO, 3.00%, 12/1/2021	40,000	40,000
Washingtonville Central School District
GO, 5.00%, 12/15/2021	100,000	100,176
GO, 5.00%, 6/15/2022	20,000	20,521
Webster Central School District GO, 5.00%, 10/1/2022	55,000	57,187
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (f)	1,885,000	1,895,644
Western Nassau County Water Authority, Water System Series 2015B, Rev., 5.00%, 4/1/2022	55,000	55,882
White Plains City School District GO, 5.00%, 5/15/2022	50,000	51,101
Williamsville Central School District GO, 5.00%, 6/1/2022	45,000	46,087
Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	111,683

Total New York		229,923,576

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
North Carolina — 1.7%
Appalachian State University Series A, Rev., 5.00%, 10/1/2022	40,000	41,573
Charlotte-Mecklenburg Hospital Authority (The), Atrium Healthcare System
Series 2018A, Rev., 5.00%, 1/15/2022 (b)	50,000	50,290
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System
Series 2013A, Rev., 4.00%, 1/15/2022	25,000	25,114
Series 2016A, Rev., 5.00%, 1/15/2022	290,000	291,676
Series 2016A, Rev., 4.00%, 1/15/2023	105,000	109,413
Series 2016A, Rev., 5.00%, 1/15/2025	340,000	387,595
Series 2016A, Rev., 5.00%, 1/15/2026	65,000	76,567
Charlotte-Mecklenburg Hospital Authority (The), Healthcare System, Atrium Health Series 2018C, Rev., 5.00%, 3/1/2023 (c)	645,000	682,116
City of Asheville Rev., 4.00%, 10/1/2022	20,000	20,634
City of Asheville, Limited Obligation Rev., 5.00%, 4/1/2022	40,000	40,640
City of Burlington, Combined Enterprise System Series 2011, Rev., 4.00%, 2/1/2022	25,000	25,159
City of Charlotte
GO, 5.00%, 12/1/2021	100,000	100,000
Rev., 5.00%, 12/1/2021	25,000	25,000
Series 2015C, COP, 5.00%, 12/1/2021 (b)	75,000	75,000
Series 2020A, GO, 4.00%, 6/1/2022	50,000	50,959
Series 2019B, COP, 5.00%, 6/1/2022	100,000	102,411
Rev., 5.00%, 7/1/2022	100,000	102,818
Rev., AMT, 5.00%, 7/1/2022	50,000	51,391
Series 2012A, GO, 5.00%, 7/1/2022 (b)	130,000	133,647
Series 2018A, GO, 5.00%, 8/1/2022	50,000	51,610
GO, 5.00%, 12/1/2022	40,000	41,926

Investments	Principal Amount ($)	Value ($)
COP, 5.00%, 12/1/2022	20,000	20,961
Series 2013C, COP, 5.00%, 6/1/2023	25,000	26,764
Series 2013B, GO, 5.00%, 7/1/2023	25,000	26,883
City of Charlotte, Airport Special Facilities Series 2017A, Rev., 5.00%, 7/1/2024	35,000	39,136
City of Charlotte, Convention Facility Project
COP, 5.00%, 12/1/2021	125,000	125,000
Series 2016A, COP, 5.00%, 12/1/2021	75,000	75,000
Series 2019A, COP, 5.00%, 6/1/2024	60,000	66,905
City of Charlotte, Equipment Acquisition and Public Facilities
Series 2012A, COP, 4.00%, 12/1/2021	40,000	40,000
COP, 5.00%, 12/1/2021	40,000	40,000
Series 2016A, COP, 5.00%, 12/1/2023	30,000	32,790
City of Charlotte, Storm Water
Rev., 4.00%, 12/1/2021	125,000	125,000
Rev., 5.00%, 12/1/2021	75,000	75,000
City of Charlotte, Water & Sewer System Rev., 5.00%, 12/1/2021	80,000	80,000
City of Concord Rev., 5.00%, 12/1/2021	35,000	35,000
City of Concord, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2022	50,000	51,206
City of Durham
Rev., 4.00%, 4/1/2022	75,000	75,952
Rev., 4.00%, 8/1/2022	40,000	41,014
GO, 5.00%, 9/1/2022	45,000	46,625
GO, 5.00%, 9/1/2023	10,000	10,828
City of Fayetteville
Rev., 5.00%, 3/1/2022	50,000	50,602
Rev., 5.00%, 3/1/2023	60,000	63,523
City of Goldsboro GO, 4.00%, 5/1/2022	25,000	25,399
City of Goldsboro, Public Improvement GO, 5.00%, 5/1/2023	25,000	26,665
City of Greensboro Rev., 5.00%, 6/1/2022	100,000	102,411
City of Greensboro, Combined Water and Sewer System, Green Bond
Series B, Rev., 5.00%, 12/1/2021	125,000	125,000
Rev., 5.25%, 6/1/2022	35,000	35,887

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of High Point Rev., 5.00%, 11/1/2022	25,000	26,104
City of High Point, Combined Water & Sewer System Rev., 5.00%, 11/1/2022	25,000	26,104
City of Jacksonville, Enterprise System Rev., 4.00%, 5/1/2022	35,000	35,555
City of Raleigh
Series 2020A, Rev., 5.00%, 6/1/2022	65,000	66,567
Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,903
Series 2013A, Rev., 5.00%, 3/1/2023 (b)	100,000	105,962
Series 2020A, Rev., 5.00%, 6/1/2023	25,000	26,764
City of Raleigh, Combined Enterprise System
Series 2015B, Rev., 5.00%, 12/1/2021	95,000	95,000
Series 2012A, Rev., 5.00%, 3/1/2022 (b)	55,000	55,660
City of Raleigh, Limited Obligation
Series A, Rev., 4.00%, 10/1/2022	25,000	25,795
Rev., 5.00%, 2/1/2024	50,000	55,021
City of Raleigh, Public Improvement GO, 3.00%, 6/1/2022	25,000	25,354
City of Sanford, Public Improvement GO, 4.00%, 2/1/2022	50,000	50,318
City of Wilmington
Series 2020B, Rev., 4.00%, 6/1/2022	50,000	50,957
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,603
City of Winston, Limited Obligation Series C, Rev., 5.00%, 6/1/2022	70,000	71,688
City of Winston-Salem Series 2014A, Rev., 5.00%, 6/1/2022	25,000	25,603
County of Alamance, Public Improvement GO, 5.00%, 5/1/2022	210,000	214,237
County of Beaufort, Limited Obligation Rev., 5.00%, 6/1/2022 (b)	30,000	30,710
County of Brunswick
Series A, Rev., 5.00%, 6/1/2022	25,000	25,603
GO, 5.00%, 8/1/2022	90,000	92,891

Investments	Principal Amount ($)	Value ($)
County of Brunswick, Enterprise Systems Series 2012A, Rev., 5.00%, 4/1/2022 (b)	35,000	35,561
County of Buncombe, Limited Obligation
Rev., 5.00%, 6/1/2022 (b)	130,000	133,127
Series 2020A, Rev., 5.00%, 6/1/2022	90,000	92,170
Series A, Rev., 5.00%, 6/1/2022	190,000	194,581
County of Buncombe, Limited Tax
Rev., 5.00%, 6/1/2022	50,000	51,205
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	50,000	51,203
County of Cabarrus
GO, 5.00%, 3/1/2022	25,000	25,301
GO, 5.00%, 3/1/2023	20,000	21,182
County of Cabarrus, Installment Financing Contract Rev., 5.00%, 6/1/2022	50,000	51,206
County of Carteret Series 2015B, GO, 5.00%, 11/1/2022	20,000	20,883
County of Catawba, Limited Obligation Rev., 5.00%, 12/1/2021	50,000	50,000
County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2022	25,000	26,090
County of Chatham, Public Facility Corp. Rev., GTD, 5.00%, 12/1/2022	20,000	20,951
County of Dare Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,600
County of Dare, Limited Obligation
Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,476
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,600
Series 2020D, Rev., 5.00%, 6/1/2022 (b)	35,000	35,842
County of Davidson, Limited Obligation Rev., 5.00%, 6/1/2022	35,000	35,844
County of Durham
GO, 5.00%, 4/1/2022	25,000	25,403
GO, 5.00%, 6/1/2022	50,000	51,211
GO, 5.00%, 10/1/2022	40,000	41,611

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Forsyth
GO, 4.00%, 12/1/2021	50,000	50,000
Series 2021B, GO, 4.00%, 3/1/2022	95,000	95,912
GO, 5.00%, 12/1/2022	25,000	26,203
GO, 5.00%, 4/1/2023	30,000	31,913
GO, 5.00%, 12/1/2023	25,000	27,357
County of Forsyth, Limited Tax Rev., 4.00%, 4/1/2022(b)	35,000	35,445
County of Forsyth, Public Improvement GO, 4.00%, 5/1/2023	125,000	126,960
County of Gaston
GO, 5.00%, 2/1/2022	25,000	25,200
GO, 5.00%, 3/1/2022	25,000	25,301
County of Granville GO, 4.00%, 6/1/2022	25,000	25,479
County of Granville, Limited Obligation Rev., 5.00%, 10/1/2022	20,000	20,793
County of Guilford Series 2016A, GO, 5.00%, 2/1/2022	70,000	70,559
County of Guilford, Public Improvement
Series 2012A, GO, 3.50%, 3/1/2022 (b)	45,000	45,371
Series 2012A, GO, 5.00%, 3/1/2022	180,000	182,168
Series 2017A, GO, 5.00%, 5/1/2022	40,000	40,804
County of Henderson, Limited Obligation Series 2018A, Rev., 5.00%, 6/1/2022	50,000	51,193
County of Iredell, Limited Obligation
Rev., 5.00%, 12/1/2021	25,000	25,000
Rev., 5.00%, 6/1/2022	25,000	25,607
County of Johnson, Limited Obligation
Series 2017A, Rev., 5.00%, 4/1/2022	35,000	35,565
Series 2020A, Rev., 5.00%, 4/1/2022	35,000	35,564
County of Johnston, Certificates of Obligation Series 2020A, Rev., 5.00%, 4/1/2023	10,000	10,639
County of Macon Rev., 4.00%, 4/1/2022	200,000	202,478
County of Mecklenburg
Series 2011-C, GO, 5.00%, 12/1/2021	25,000	25,000
Series 2013A, GO, 5.00%, 12/1/2021	420,000	420,000

Investments	Principal Amount ($)	Value ($)
Series 2016A, GO, 5.00%, 9/1/2022	75,000	77,726
Series 2011-C, GO, 5.25%, 12/1/2022	25,000	26,266
County of Mecklenburg, Limited Obligation Series 2015A, Rev., 5.00%, 10/1/2022	120,000	124,822
County of Mecklenburg, Public Improvement Series 2016B, GO, 5.00%, 12/1/2021	30,000	30,000
County of Moore GO, 5.00%, 12/1/2021	50,000	50,000
County of New Hanover GO, 5.00%, 8/1/2022	45,000	46,446
County of New Hanover, Community College Series 2013A, GO, 3.00%, 6/1/2023 (b)	20,000	20,817
County of New Hanover, Community College Bonds Series 2013A, GO, 5.00%, 6/1/2022	25,000	25,603
County of New Hanover, Limited Obligation Rev., 4.00%, 12/1/2021	35,000	35,000
County of Onslow GO, 5.00%, 12/1/2022	100,000	104,814
County of Onslow, Limited Obligation Rev., 4.00%, 10/1/2022	25,000	25,795
County of Orange
Series 2017B, GO, 5.00%, 2/1/2022	25,000	25,199
GO, 5.00%, 8/1/2022	30,000	30,964
County of Pender, Limited Obligation
Rev., 4.00%, 6/1/2022	25,000	25,472
Rev., 4.50%, 6/1/2022 (b)	30,000	30,647
County of Pitt COP, 5.00%, 4/1/2022 (b)	25,000	25,396
County of Pitt, Limited Obligation Series 2016B, Rev., 5.00%, 4/1/2022	35,000	35,559
County of Randolph Series 2013C, Rev., 4.00%, 10/1/2022	30,000	30,946
County of Rockingham, Limited Obligation Rev., 5.00%, 4/1/2022	50,000	50,796
County of Rutherford, Limited Obligation Rev., 4.00%, 3/1/2022	25,000	25,233

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Sampson, Limited Obligation
Rev., 5.00%, 12/1/2021	25,000	25,000
Rev., 5.00%, 12/1/2022	35,000	36,649
County of Union
Series 2010-A, GO, 5.00%, 3/1/2022	50,000	50,602
Series 2013A, GO, 5.00%, 3/1/2022	25,000	25,301
GO, 5.00%, 9/1/2022	30,000	31,084
County of Union, Limited Obligation
Rev., 4.00%, 12/1/2021	100,000	100,000
Rev., 4.00%, 12/1/2022	175,000	181,682
County of Wake
Series 2010-C, GO, 5.00%, 3/1/2022	50,000	50,604
Series 2019B, GO, 5.00%, 3/1/2022	50,000	50,603
County of Wake, Hospital System Rev., NATL-RE, 5.13%, 10/1/2026 (b)	125,000	141,005
County of Wake, Limited Obligation
Series 2016A, Rev., 5.00%, 12/1/2021	100,000	100,000
Rev., 5.00%, 3/1/2022	40,000	40,483
Rev., 5.00%, 9/1/2022	50,000	51,809
County of Wake, Public Improvement
Series 2017B, GO, 5.00%, 3/1/2022	115,000	116,388
GO, 5.00%, 4/1/2022	50,000	50,807
Series 2018A, GO, 5.00%, 3/1/2023	25,000	26,500
County of Watauga, North Carolina Limited Obligation Bonds Rev., 5.00%, 6/1/2022	30,000	30,723
Durham Capital Financing Corp. Rev., 4.00%, 12/1/2022	50,000	51,909
Durham Capital Financing Corp., Limited Obligation
Rev., 5.00%, 12/1/2021	65,000	65,000
Rev., 2.00%, 6/1/2022	50,000	50,460
Rev., GTD, 4.00%, 6/1/2022	75,000	76,436
Rev., GTD, 5.00%, 6/1/2022 (b)	80,000	81,925
Durham County Industrial Facilities and Pollution Control Financing Authority, Research Triangle Institute Rev., 4.00%, 2/1/2023	50,000	52,027
Durham Housing Authority, Multi-Family Housing, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2022 (b)	565,000	590,238

Investments	Principal Amount ($)	Value ($)
Jacksonville Public Facilities Corp.
Rev., 5.00%, 4/1/2022 (b)	100,000	101,586
Rev., 5.00%, 4/1/2023	20,000	21,253
Mecklenburg County Public Facilities Corp. Rev., 3.00%, 2/1/2022	170,000	170,802
Mooresville Public Facilities Corp. Rev., 4.00%, 11/1/2022	25,000	25,846
North Carolina Capital Facilities Finance Agency Rev., 5.00%, 1/1/2022	25,000	25,098
North Carolina Capital Facilities Finance Agency, Duke University Project
Series 2014C, Rev., 5.00%, 4/1/2022 (b)	150,000	152,404
Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	23,425
North Carolina Eastern Municipal Power Agency
Series 1987A, Rev., 4.50%, 1/1/2022 (b)	65,000	65,230
Series 1988A, Rev., 6.00%, 1/1/2022 (b)	100,000	100,472
Series 1993B, Rev., 6.00%, 1/1/2022 (b)	130,000	130,614
Series 1993B, Rev., NATL-RE-IBC, 6.00%, 1/1/2022 (b)	750,000	753,543
Series 2012D, Rev., 5.00%, 7/1/2022 (b)	50,000	51,411
Series A, Rev., 5.00%, 7/1/2022 (b)	285,000	293,040
Series D, Rev., 5.00%, 7/1/2022 (b)	95,000	97,680
North Carolina Housing Finance Agency, Homeownership
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 0.40%, 7/1/2023	115,000	114,849
Series 44, Rev., 1.50%, 7/1/2024	250,000	254,956
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	255,000	300,346
North Carolina Medical Care Commission, Duke University Health System
Series 2012A, Rev., 5.00%, 6/1/2022	25,000	25,602
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	390,000	399,383
Series 2016A, Rev., 5.00%, 6/1/2023	200,000	214,234

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 6/1/2025	120,000	138,421
Series 2016A, Rev., 5.00%, 6/1/2026	125,000	148,813
North Carolina Medical Care Commission, Health Care Facilities, Wakemed Series 2012A, Rev., 5.00%, 10/1/2022	265,000	275,513
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	166,826
North Carolina Medical Care Commission, Vidant Health
Series 2012A, Rev., 5.00%, 6/1/2022	80,000	81,896
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	120,000	122,901
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2012B, Rev., 4.00%, 12/1/2021	25,000	25,000
Series 2019B, Rev., 2.20%, 12/1/2022 (c)	6,180,000	6,236,205
Series 2019A, Rev., 5.00%, 12/1/2022	25,000	26,149
Series 2012B, Rev., 5.00%, 12/1/2023	140,000	146,325
North Carolina Municipal Power Agency No. 1, Catawba Electric
Series 2016A, Rev., 4.00%, 1/1/2022	25,000	25,076
Series 2012B, Rev., 5.00%, 1/1/2022	250,000	250,952
Series 2015E, Rev., 5.00%, 1/1/2022	190,000	190,731
Series B, Rev., 5.00%, 1/1/2023	1,145,000	1,203,466
Series A, Rev., 5.00%, 1/1/2024	25,000	27,341
Series A, Rev., 5.00%, 1/1/2025	85,000	96,514
Series A, Rev., 5.00%, 1/1/2027	600,000	699,446
North Carolina State University at Raleigh
Rev., 5.00%, 10/1/2022	70,000	72,807
Series 2020A, Rev., 5.00%, 10/1/2022	25,000	26,002
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	80,000	86,908

Investments	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority, Senior Lien
Rev., 5.00%, 1/1/2022	200,000	200,760
Rev., 5.00%, 1/1/2025	100,000	112,791
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	980,000	1,070,371
Onslow Water & Sewer Authority Rev., 5.00%, 12/1/2022	20,000	20,953
Orange County Public Facilities Co. Rev., 5.00%, 10/1/2022	30,000	31,195
Orange County Public Facilities Co., Limited Obligation
Rev., 4.75%, 10/1/2022(b)	25,000	25,949
Rev., 5.00%, 10/1/2022	25,000	25,996
Orange Water and Sewer Authority Rev., 5.00%, 6/1/2022	75,000	76,808
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2022	20,000	20,404
State of North Carolina
Rev., 5.00%, 3/1/2022	375,000	379,508
Series 2013C, GO, 4.00%, 5/1/2022	75,000	76,203
Series 2010-C, GO, 5.00%, 5/1/2022	100,000	102,018
Series 2014C, Rev., 5.00%, 5/1/2022	90,000	91,816
Series 2021A, Rev., 5.00%, 5/1/2022	45,000	45,908
Series 2013D, GO, 4.00%, 6/1/2022	105,000	107,020
Series 2013B, GO, 5.00%, 6/1/2022	35,000	35,847
Series 2015A, GO, 5.00%, 6/1/2022	50,000	51,211
Rev., 5.00%, 3/1/2023	685,000	725,662
Series 2013A, Rev., 5.00%, 5/1/2023	10,000	10,670
Series 2014C, Rev., 5.00%, 5/1/2023	30,000	32,011
Series 2014B, Rev., 5.00%, 6/1/2023	25,000	26,771
Series 2015A, GO, 5.00%, 6/1/2023	25,000	26,771
Rev., 5.00%, 3/1/2024	40,000	44,155
Rev., 5.00%, 3/1/2026	75,000	85,773
State of North Carolina, Build NC Programs, Limited Obligation
Series 2017B, Rev., 5.00%, 5/1/2022	25,000	25,505
Series 2020B, Rev., 5.00%, 5/1/2022	25,000	25,504

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of North Carolina, Limited Obligation
Series 2013A, Rev., 5.00%, 5/1/2022	95,000	96,917
Series 2019A, Rev., 5.00%, 5/1/2022	35,000	35,706
Series 2014B, Rev., 5.00%, 6/1/2022	270,000	276,537
Series 2013A, Rev., 2.25%, 5/1/2026	10,000	10,242
State of North Carolina, Public Improvement
Series 2018A, GO, 5.00%, 6/1/2022	125,000	128,027
Series 2019B, GO, 5.00%, 6/1/2022	185,000	189,479
State of North Carolina, Vehicle
Rev., 5.00%, 3/1/2022	175,000	177,108
Rev., 5.00%, 3/1/2023	30,000	31,781
Town of Apex, Wastewater System
GO, 3.50%, 6/1/2022 (b)	50,000	50,825
GO, 4.00%, 6/1/2022 (b)	30,000	30,573
GO, 5.00%, 6/1/2022 (b)	25,000	25,601
Town of Cary
Series 2017B, GO, 5.00%, 6/1/2022	25,000	25,600
GO, 5.00%, 9/1/2022	60,000	62,149
Town of Cary, Combined Utility Systems
Rev., 5.00%, 12/1/2021	120,000	120,000
Series 2020B, Rev., 5.00%, 12/1/2021	25,000	25,000
Rev., 4.00%, 12/1/2022 (b)	235,000	243,925
Rev., 5.00%, 12/1/2022 (b)	150,000	157,197
Town of Chapel Hill, Limited Obligation
Rev., 5.00%, 6/1/2022 (b)	145,000	148,452
Rev., 5.00%, 6/1/2022 (b)	80,000	81,904
Town of Mooresville
GO, 5.00%, 4/1/2022	100,000	101,599
Town of Mooresville, Enterprise System
Rev., 4.00%, 5/1/2022 (b)	50,000	50,789
Rev., 5.00%, 5/1/2022	45,000	45,904
Town of Oak Island, Enterprise System
Rev., AGM, 5.00%, 6/1/2023	10,000	10,691
University of North Carolina at Charlotte (The)
Series 2012A, Rev., 5.00%, 4/1/2022 (b)	95,000	96,523

Investments	Principal Amount ($)	Value ($)
University of North Carolina at Greensboro
Rev., 5.00%, 4/1/2022	30,000	30,474
Series 2012A, Rev., 5.00%, 4/1/2022 (b)	125,000	126,991
Rev., 5.00%, 4/1/2023	175,000	185,794
University of North Carolina at Wilmington
Series 2019B, Rev., 5.00%, 10/1/2022	150,000	156,015
University of North Carolina, Hospital at Chapel Hill
Series 2003 B, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 12/9/2021 (c)	6,115,000	6,115,000
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2023	185,000	194,620
Rev., 5.00%, 2/1/2024	150,000	164,003
Rev., 5.00%, 2/1/2025	295,000	334,232
Watauga Public Facilities Corp., Limited Obligation
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	20,000	20,382
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	76,804

Total North Carolina		37,205,273

North Dakota — 0.2%
Bismarck Public School District No. 1
GO, 5.00%, 5/1/2022	90,000	91,774
City of Bismarck
Series 2015K, GO, 5.00%, 5/1/2022	45,000	45,892
Series 2108N, GO, 5.00%, 5/1/2023	50,000	53,308
City of Fargo
Series 2014E, GO, 4.00%, 5/1/2022	100,000	101,591
Series 2015A, GO, 5.00%, 5/1/2022	420,000	428,420
Series 2019A, GO, 5.00%, 5/1/2022	100,000	102,005
Series 2016A, GO, 5.00%, 7/1/2022	25,000	25,701
Series 2019A, GO, 5.00%, 5/1/2023	20,000	21,335
City of Fargo, NSDU Development Foundation Project
Series 2012A, Rev., 3.00%, 12/1/2021	50,000	50,000
City of Grand Forks
Rev., 4.00%, 12/1/2021	185,000	185,000
Series 2017B, GO, 5.00%, 12/1/2021	130,000	130,000
Series 2017B, GO, 5.00%, 12/1/2022	40,000	41,897

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 12/1/2024	120,000	135,591
Rev., 5.00%, 12/1/2025	200,000	232,946
Rev., 5.00%, 12/1/2026	210,000	251,331
City of Watford City
Rev., AGM, 3.00%, 12/1/2022	25,000	25,518
City of West Fargo
Series 2013B, GO, 3.00%, 5/1/2022 (b)	25,000	25,283
Series 2019B, GO, 4.00%, 5/1/2022	250,000	253,862
Series 2014B, GO, 5.00%, 5/1/2022	50,000	50,979
Series 2015B, GO, 5.00%, 5/1/2022	25,000	25,493
County of Burleigh, Multi-County Sales Tax
Series 2015A, Rev., AGM, 5.00%, 11/1/2022 (b)	40,000	41,740
County of Burleigh, St. Alexius Medical Center Project
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	270,000	277,254
Fargo Public School District No. 1, Limited Tax, School Building
Series 2016B, GO, 5.00%, 8/1/2022	45,000	46,418
McKenzie County Public School District No. 1
Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,781
North Dakota Building Authority
Series 2020A, Rev., 5.00%, 12/1/2022	35,000	36,674
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2020A, Rev., 1.35%, 7/1/2022	50,000	50,260
Series 2020D, Rev., 2.15%, 7/1/2022	30,000	30,298
Series 2020B, Rev., 1.05%, 7/1/2026	125,000	124,833
North Dakota Public Finance Authority, Capital Financing Program
Series A, Rev., 1.75%, 11/1/2023	430,000	435,622
North Dakota Public Finance Authority, State Revolving Fund Program
Series 2016A, Rev., 5.00%, 10/1/2022	20,000	20,802
Series 2015A, Rev., 5.00%, 10/1/2023	25,000	27,164

Investments	Principal Amount ($)	Value ($)
State Board of Higher Education of the State of North Dakota, State College of Science Housing and Auxillary Facilities
Rev., 3.00%, 4/1/2022	100,000	100,879
West Fargo Public School District No. 6, School Building
GO, 4.00%, 8/1/2024	40,000	43,834

Total North Dakota		3,539,485

Ohio — 4.1%
Akron Bath Copley Joint Township Hospital District, Akron General Health System
Rev., 3.80%, 1/1/2022 (b)	565,000	566,622
American Municipal Power, Inc., AMP Fremont Energy
Series 2017A, Rev., 5.00%, 2/15/2023	190,000	200,815
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2012B, Rev., 5.00%, 2/15/2022	225,000	227,196
Series 2012B, Rev., 5.00%, 2/15/2022 (b)	225,000	227,169
American Municipal Power, Inc., Combined Hydroelectric Project
Series 2020A, Rev., 5.00%, 2/15/2023	25,000	26,423
Subseries 2021A-1, Rev., 4.00%, 2/15/2024	175,000	188,915
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2016A, Rev., 5.00%, 2/15/2022	630,000	636,149
Series 2016A, Rev., 5.00%, 2/15/2023	445,000	470,329
American Municipal Power, Inc., Greenup Hydroelectric Projects
Series 2016A, Rev., 5.00%, 2/15/2022	30,000	30,293
Series 2016A, Rev., 5.00%, 2/15/2024	150,000	165,214
American Municipal Power, Inc., Meldahl Hydroelectric Project
Series 2016A, Rev., 5.00%, 2/15/2022	165,000	166,600
American Municipal Power, Inc., Praire State Energy Campus Project
Series 2019B, Rev., 5.00%, 2/15/2024	380,000	418,544
Series 2015A, Rev., 5.00%, 2/15/2027	175,000	191,330

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
American Municipal Power, Inc., Prairie State Energy Campus Project
Series 2015A, Rev., 5.00%, 2/15/2022	385,000	388,758
Rev., 5.25%, 2/15/2022 (b)	105,000	106,087
Series 2015A, Rev., 5.25%, 2/15/2022 (b)	125,000	126,294
Series 2017A, Rev., 5.00%, 2/15/2024	125,000	137,679
Series 2019B, Rev., 5.00%, 2/15/2025	390,000	446,161
Series 2015A, Rev., 5.00%, 2/15/2026	75,000	82,207
American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	225,000	237,638
Anthony Wayne Local School District, Unlimited Tax
Series 2017A, GO, 3.00%, 12/1/2021	25,000	25,000
Apollo Joint Vocational School District
GO, 5.13%, 12/1/2021 (b)	60,000	60,000
Apollo Joint Vocational School District, Various Purpose
GO, 5.00%, 12/1/2021 (b)	25,000	25,000
GO, 5.25%, 12/1/2021 (b)	120,000	120,000
Avon Local School District
Series A, GO, 4.00%, 12/1/2021 (b)	100,000	100,000
Avon Local School District, School Facilities Improvement
Series A, GO, 3.50%, 12/1/2021	35,000	35,000
Beaver Local School District
GO, 4.00%, 12/1/2022	65,000	66,176
Beavercreek City School District, Unlimited Tax
GO, 3.00%, 12/1/2021	75,000	75,000
Bellbrook-Sugarcreek Local School District, School Improvement, Unlimited Tax
GO, 4.00%, 12/1/2021	80,000	80,000
GO, 4.00%, 12/1/2022	50,000	51,899
Berea City School District
COP, 2.00%, 10/1/2022	25,000	25,301
Big Walnut Local School District, Unlimited Tax
Series 2021A, GO, 4.00%, 12/1/2022	35,000	36,311

Investments	Principal Amount ($)	Value ($)
Bowling Green State University
Series 2020A, Rev., 5.00%, 6/1/2023	20,000	21,364
Bowling Green State University, General Receipts
Series 2016A, Rev., 5.00%, 6/1/2022	140,000	143,240
Brunswick City School District
COP, 3.00%, 12/1/2021	30,000	30,000
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation
Series A-3, Rev., 6.25%, 6/1/2022 (b)	750,000	772,710
Buckeye Valley Local School District, Unlimited Tax
Series 2016B, GO, 5.00%, 12/1/2021	25,000	25,000
Butler County Transportation Improvement District 4.00%, 12/1/2022	30,000	31,145
Centerville City School District, Unlimited Tax
GO, 4.00%, 12/1/2021	25,000	25,000
Central Ohio Solid Waste Authority, Refunding & Improvement
GO, 5.00%, 12/1/2021	45,000	45,000
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax
GO, 5.00%, 12/1/2023	45,000	49,214
Champion Local School District, Classroom Facilities
Series 2016-2, GO, 1.75%, 12/1/2022	35,000	35,471
City of Akron, Income Tax
Rev., 5.00%, 12/1/2021	275,000	275,000
Rev., 5.00%, 6/1/2022 (b)	235,000	240,654
Rev., 4.00%, 12/1/2022	200,000	207,309
Rev., 4.00%, 12/1/2023	185,000	197,950
City of Akron, Income Tax, Community Learning Centers
Series 2012A, Rev., 5.00%, 12/1/2021	30,000	30,000
Rev., 5.00%, 12/1/2022	85,000	88,952
Series 2012A, Rev., 5.00%, 12/1/2022	325,000	332,736
City of Akron, Various Purpose
GO, 2.00%, 12/1/2021	425,000	425,000
Series 2015A, GO, 2.00%, 12/1/2021	50,000	50,000
GO, 2.00%, 12/1/2022	565,000	573,896
Series 2015A, GO, 2.25%, 12/1/2022	75,000	76,412
Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,891

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Avon
GO, 3.00%, 12/1/2021	50,000	50,000
GO, 5.00%, 12/1/2021 (b)	25,000	25,000
City of Avon, Street Improvement, Limited Tax GO, 2.00%, 12/1/2021	100,000	100,000
City of Avon, Various Purpose Series 2012A, GO, 3.00%, 12/1/2021	40,000	40,000
City of Berea GO, 3.00%, 12/1/2022	25,000	25,053
City of Cincinnati Series 2011A, Rev., 5.00%, 12/1/2021 (b)	25,000	25,000
City of Cincinnati, Unlimited Tax Series 2012D, GO, 4.00%, 12/1/2021	25,000	25,000
City of Cincinnati, Unlimited Tax, Various Purpose
Series 2016A, GO, 4.00%, 12/1/2021	50,000	50,000
Series 2014A, GO, 5.00%, 12/1/2021	115,000	115,000
Series 2015A, GO, 5.00%, 12/1/2021	70,000	70,000
Series 2016C, GO, 5.00%, 12/1/2021	120,000	120,000
Series 2014A, GO, 5.00%, 6/1/2022 (b)	55,000	56,323
Series 2015A, GO, 5.00%, 12/1/2022	75,000	78,565
City of Cincinnati, Water System
Series 2011A, Rev., 4.00%, 12/1/2021	70,000	70,000
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	160,000	160,000
Series 2011A, Rev., 5.00%, 12/1/2021	65,000	65,000
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	90,000	90,000
City of Cincinnati,Unlimited Tax
Series 2014A, GO, 5.00%, 6/1/2022 (b)	230,000	235,534
Series 2014A, GO, 5.00%, 12/1/2022	350,000	358,298
City of Cleveland
Series 2016B, Rev., AGM, 5.00%, 1/1/2022	60,000	60,233
Series 2014B-1, Rev., 5.00%, 10/1/2022 (b)	25,000	26,000

Investments	Principal Amount ($)	Value ($)
GO, AMBAC, 5.50%, 10/1/2022	35,000	36,543
Series 2016B, Rev., AGM, 5.00%, 1/1/2023	75,000	78,855
City of Cleveland Income Tax Series 2014A-1, Rev., 4.38%, 11/15/2023 (b)	35,000	37,792
City of Cleveland, Airport System Series 2016A, Rev., AGM, 5.00%, 1/1/2022	330,000	331,281
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2017A-1, Rev., 4.00%, 10/1/2022	45,000	46,412
Series 2014B-1, Rev., 5.00%, 10/1/2022 (b)	20,000	20,800
City of Cleveland, Subordinate Lien, Income Tax
Rev., 5.00%, 5/15/2022	220,000	224,782
Series 2014B-1, Rev., 5.00%, 10/1/2022	35,000	36,388
Rev., 5.00%, 5/15/2023	195,000	208,361
Series 2015A-2, Rev., 5.00%, 10/1/2023 (b)	45,000	48,886
City of Cleveland, Various Purpose
Series 2019A, GO, 4.00%, 12/1/2021	325,000	325,000
GO, 5.00%, 12/1/2022	55,000	57,631
GO, 5.00%, 12/1/2026	200,000	241,644
City of Cleveland,Income Tax Series 2014A-1, Rev., 3.50%, 11/15/2023 (b)	50,000	53,107
City of Columbus, Various Purpose, Limited Tax
Series 2019B, GO, 5.00%, 4/1/2022	30,000	30,483
Series 2012-4, GO, 5.00%, 8/15/2022	95,000	98,236
City of Columbus, Various Purpose, Unlimited Tax
Series 2012A, GO, 5.00%, 2/15/2022	25,000	25,247
Series 2019A, GO, 5.00%, 4/1/2022	25,000	25,402
Series 2015A, GO, 3.00%, 7/1/2022	20,000	20,332
GO, 4.00%, 7/1/2022	25,000	25,559
Series 2013-1, GO, 5.00%, 7/1/2022	25,000	25,705
Series 2016A, GO, 2.00%, 8/15/2022	125,000	126,625

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012A, GO, 5.00%, 8/15/2022 (b)	180,000	186,108
Series 2013A, GO, 5.00%, 8/15/2022	50,000	51,703
Series 2013-1, GO, 5.00%, 7/1/2023	170,000	182,776
Series 2013-1, GO, 5.00%, 7/1/2023 (b)	80,000	85,999
City of Columbus,Limited Tax
Series 2012-7, GO, 5.00%, 12/1/2021	30,000	30,000
Series 2012A, GO, 4.00%, 8/15/2022 (b)	50,000	51,346
Series 2012A, GO, 5.00%, 8/15/2022 (b)	75,000	77,545
City of Dayton Rev., 4.00%, 12/1/2023	290,000	310,601
City of Dayton, Various Purpose, Limited Tax GO, 4.00%, 12/1/2021	50,000	50,000
City of Delaware, Capital Tax, Limited Tax GO, 4.00%, 12/1/2021	50,000	50,000
City of Delaware, Limited Tax Series 2019B, GO, 4.00%, 12/1/2022	35,000	36,318
City of Dublin, Limited Tax, Capital Facilities Improvement GO, 3.00%, 12/1/2021	210,000	210,000
City of Dublin, Various Purpose
Series 2018A, GO, 5.00%, 12/1/2021	50,000	50,000
GO, 5.00%, 12/1/2022	25,000	26,201
City of Dublin, Various Purpose, Limited Tax Series 2018B, GO, 5.00%, 12/1/2021	25,000	25,000
City of Elyria, Limited Tax Series 2019-2, GO, 4.00%, 12/1/2022	175,000	181,503
City of Fairfield, Various Purpose, Limited tax GO, 4.00%, 12/1/2021	35,000	35,000
City of Fairview Park
GO, 4.00%, 12/1/2021	100,000	100,000
GO, 3.00%, 12/1/2022 (b)	55,000	56,502
GO, 4.00%, 12/1/2022 (b)	20,000	20,749
City of Hilliard, Limited Tax Series A, GO, 4.00%, 12/1/2021	20,000	20,000
City of Hilliard, Limited Tax, Various Purpose
GO, 4.00%, 12/1/2021	35,000	35,000

Investments	Principal Amount ($)	Value ($)
Series 2019A, GO, 5.00%, 12/1/2022	20,000	20,940
City of Huber Heights, Limited Tax, Various Purpose GO, 4.00%, 12/1/2021	25,000	25,000
City of Kettering GO, 2.00%, 12/1/2022	25,000	25,426
City of Lakewood, Limited Tax GO, 5.00%, 12/1/2021	40,000	40,000
City of Lakewood, Various Purpose Improvement GO, 5.00%, 12/1/2021	20,000	20,000
City of Lancaster, Wastewater System Rev., 4.00%, 12/1/2021	25,000	25,000
City of Lebanon Rev., 4.00%, 12/1/2021	100,000	100,000
City of Lima, Sanitary Sewer System Rev., 5.00%, 12/1/2021 (b)	25,000	25,000
City of Lima, Sanitary Sewer System, Green Bond Rev., 3.00%, 12/1/2022	35,000	35,931
City of Lima, Various Improvement, Limited Tax GO, AGM, 3.00%, 12/1/2021	125,000	125,000
City of Marysville, Limited Tax GO, 2.25%, 12/1/2022	60,000	61,179
City of Mentor, Limited tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	25,678
City of Middleburg Heights, Southwest General Health Center Project Series 2012A, Rev., 5.00%, 8/1/2022 (b)	260,000	268,335
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	100,000	102,448
City of North Olmsted, Unlimited Tax GO, 3.00%, 12/1/2022	20,000	20,554
City of North Ridgeville,Limited Tax GO, 4.00%, 12/1/2021	25,000	25,000
City of Parma, Various Purpose GO, 3.00%, 12/1/2021	25,000	25,000
City of Sharonville, Special Obligation Rev., 4.00%, 12/1/2022	50,000	51,700
City of Springboro, Various Purpose, Limited Tax GO, 2.25%, 12/1/2022	75,000	76,458
City of Tiffin, Limited Tax, Capital Improvement GO, 2.00%, 12/1/2022	50,000	50,807

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Toledo, Sewerage System Rev., 5.00%, 11/15/2022	25,000	26,148
City of Upper Arlington GO, 4.00%, 12/1/2021	25,000	25,000
City of Westerville
Rev., 5.00%, 12/1/2021	25,000	25,000
Rev., 5.00%, 12/1/2023	25,000	27,299
City of Westerville, Limited Tax Series 2012A, GO, 4.00%, 12/1/2021	30,000	30,000
City of Westerville, Special Obligation Rev., 5.00%, 12/1/2022	65,000	68,103
City of Whitehall, Special Obligation Nontax Rev., 1.00%, 12/8/2021	1,000,000	1,000,166
Cleveland Department of Public Utilities Division of Public Power Rev., AGM, 5.00%, 11/15/2023	100,000	109,061
Cleveland Department of Public Utilities Division of Water
Series 2017CC, Rev., 5.00%, 1/1/2022	20,000	20,079
Series 2019DD, Rev., 5.00%, 1/1/2022	35,000	35,137
Cleveland Heights and University Heights City School District GO, 4.50%, 6/1/2023 (b)	25,000	26,573
Cleveland Municipal School District Series 2015A, GO, 5.00%, 12/1/2022	25,000	26,186
Cleveland-Cuyahoga County Port Authority Rev., 4.00%, 12/1/2021	185,000	185,000
Clyde-Green Springs Exempted Village School District COP, 4.00%, 12/1/2022	60,000	62,168
Coldwater Exempted Village School District GO, 3.00%, 12/1/2023	380,000	399,445
Columbus City School District, Limited Tax, School Facilities Construction and Improvement GO, 4.00%, 12/1/2022	25,000	25,949
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	50,000	50,000
Columbus City School District, Unlimited Tax, School Facilities Construction and Improvement
GO, 3.00%, 12/1/2021	50,000	50,000

Investments	Principal Amount ($)	Value ($)
Columbus City School District, Various Purpose, Unlimited Tax Series 2014A, GO, 5.00%, 12/1/2021	140,000	140,000
Columbus Metropolitan Library
Rev., 4.00%, 12/1/2021	315,000	315,000
Rev., 4.00%, 12/1/2022	40,000	41,527
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation
Rev., 4.00%, 12/1/2024	20,000	22,075
County of Allen, Hospital Facilities and Improvement Bonds, Catholic Health Partners
Series 2012A, Rev., 4.00%, 5/1/2022 (b)	265,000	269,217
Series 2012A, Rev., 5.00%, 5/1/2022	545,000	555,718
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2020A, Rev., 5.00%, 12/1/2021	550,000	550,000
Series 2017A, Rev., 5.00%, 8/1/2022	150,000	154,717
Series 2020A, Rev., 5.00%, 12/1/2022	25,000	26,175
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	570,000	638,592
County of Ashtabula, Limited Tax
GO, 4.00%, 6/1/2022 (b)	60,000	61,137
GO, 5.00%, 6/1/2022 (b)	25,000	25,598
County of Ashtabula, Nontax, Lodge and Conference Center Project Rev., 4.00%, 12/1/2022	55,000	55,878
County of Butler, Hospital Facilities, UC Health Rev., 4.00%, 11/15/2022	200,000	206,891
County of Butler, Sewer System Rev., 4.00%, 12/1/2022	55,000	57,100
County of Butler, Waterworks System Series B, Rev., 5.00%, 12/1/2021	25,000	25,000
County of Cuyahoga, Capital Improvement, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2021	75,000	75,000
Series 2020A, GO, 4.00%, 12/1/2022	55,000	57,083
County of Cuyahoga, Ohio Economic Development
Series 2020D, Rev., 3.00%, 12/1/2021	140,000	140,000
Series 2020D, Rev., 4.00%, 12/1/2022	420,000	435,908
Series 2020D, Rev., 4.00%, 12/1/2024	50,000	55,329

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Cuyahoga, Public Library Fund, Library Facilities
Rev., 4.00%, 12/1/2022	50,000	51,894
Rev., 4.00%, 12/1/2023 (b)	50,000	53,697
County of Cuyahoga, Sales Tax Rev., 5.00%, 12/1/2023	55,000	60,115
County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2022 (b)	50,000	52,409
County of Cuyahoga, Various Purpose, Sales Tax Rev., 5.00%, 12/1/2021	75,000	75,000
County of Delaware, Sanitary Sewer System Improvement Rev., 4.00%, 12/1/2022	25,000	25,955
County of Franklin GO, 5.00%, 6/1/2022	85,000	87,049
County of Franklin, Hospital Facilities Rev., 5.00%, 5/15/2023	35,000	37,419
County of Franklin, Hospital Facilities, OhioHealth Corp. Rev., 5.00%, 5/15/2022(b)	150,000	153,220
County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project Series 2012A, Rev., 5.00%, 11/1/2022	115,000	117,296
County of Franklin, Ohio Health Corp. Rev., 5.00%, 5/15/2023 (b)	420,000	448,421
County of Franklin, Various Purpose, Limited Tax GO, 5.00%, 12/1/2021	40,000	40,000
County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2022 (b)(c)	4,945,000	5,448,584
County of Greene, Sewer System, Limited Tax GO, 5.00%, 12/1/2021	150,000	150,000
County of Hamilton
Series 2017A, GO, 5.00%, 12/1/2021	20,000	20,000
Rev., 3.00%, 6/1/2022	50,000	50,676
County of Hamilton, Cincinnati Children’s Hospital Medical Center Series 2014S, Rev., 5.00%, 5/15/2023	80,000	85,506
County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	27,336

Investments	Principal Amount ($)	Value ($)
County of Hamilton, Riverfront Infrastructure GO, 5.00%, 12/1/2021 (b)	435,000	435,000
County of Hamilton, Riverfront Infrastructure Improvement, Limited Tax GO, 5.00%, 12/1/2021 (b)	115,000	115,000
County of Hamilton, Sales Tax
Series 2016A, Rev., 4.00%, 12/1/2021	225,000	225,000
Series 2016A, Rev., 5.00%, 12/1/2021	65,000	65,000
Series 2016A, Rev., 5.00%, 12/1/2022	65,000	68,123
Series 2016A, Rev., 5.00%, 12/1/2023	105,000	114,876
County of Hamilton, Sewer System Series 2020A, Rev., 5.00%, 12/1/2021	25,000	25,000
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati
Series 2014A, Rev., 5.00%, 12/1/2021	65,000	65,000
Series A, Rev., 5.00%, 12/1/2021	170,000	170,000
Series 2013A, Rev., 5.00%, 12/1/2022	80,000	83,827
Series 2014A, Rev., 5.00%, 12/1/2022	130,000	136,219
Series 2014A, Rev., 5.00%, 12/1/2023	60,000	65,580
County of Lake, Various Purpose GO, 3.50%, 12/1/2022	50,000	51,655
County of Lorain, Limited Tax Series 2020B, GO, 3.00%, 12/1/2022	65,000	66,775
County of Lorain, Various Purpose, Limited Tax GO, 3.00%, 12/1/2022	55,000	56,502
County of Lucas, Limited Tax GO, 4.00%, 12/1/2021	55,000	55,000
County of Mahoning, Various Purpose, Limited Tax GO, AGM, 2.00%, 12/1/2022	25,000	25,414
County of Medina, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,858
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	153,820

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Portage, Various Purpose, Limited Tax GO, 2.00%, 12/1/2021	25,000	25,000
County of Stark, Communication System, Limited Tax GO, 2.50%, 12/1/2022	50,000	51,137
County of Summit, Various Purpose
GO, 4.00%, 12/1/2021	115,000	115,000
GO, 4.50%, 12/1/2022	60,000	62,590
County of Union, Memorial Hospital, Various Purpose GO, 4.00%, 12/1/2022	80,000	82,956
County of Warren, Jail Construction and Improvement, Limited Tax
GO, 3.00%, 12/1/2021	285,000	285,000
GO, 3.00%, 6/1/2023	205,000	213,403
Cuyahoga Community College District, Facilities Construction and Improvement GO, 3.00%, 12/1/2021	20,000	20,000
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	21,060
Cuyahoga Community College District, General Receipts
Series 2016E, Rev., 1.35%, 2/1/2022	35,000	35,068
Series 2016E, Rev., 4.00%, 8/1/2022	110,000	112,774
Dayton Metro Library Series 2013A, GO, 5.00%, 12/1/2021 (b)	25,000	25,000
Dayton Metro Library, Library Improvement, Tax-Exempt Series 2013A, GO, 4.00%, 12/1/2021	25,000	25,000
Defiance City School District, Various Purpose GO, 5.00%, 12/1/2022 (b)	120,000	125,782
Delaware County Finance Authority, Columbus Outlets Public Improvements Project
Rev., 4.00%, 12/1/2021	495,000	495,000
Rev., 5.00%, 12/1/2023	510,000	534,037
Dublin City School District, Construction and Improvement
GO, 4.00%, 12/1/2022	35,000	36,333
GO, 4.00%, 12/1/2024	20,000	22,144
Dublin City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2022	20,000	20,762

Investments	Principal Amount ($)	Value ($)
Dublin City School District, Unlimited Tax GO, 5.00%, 12/1/2021	40,000	40,000
Dublin City School District, Various Purpose Series 2013A, GO, 5.00%, 12/1/2022	50,000	52,397
Dublin City School District, Various Purpose, Unlimited Tax GO, Zero Coupon, 12/1/2021	35,000	35,000
Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	31,083
Eaton Community City School District, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,942
Edgewood City School District GO, 5.00%, 12/1/2022	45,000	47,143
Forest Hills Local School District, School Improvement GO, 4.00%, 12/1/2022	40,000	41,499
Franklin City School District GO, AMBAC, Zero Coupon, 12/1/2022	30,000	29,876
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2023 (b)	50,000	54,693
Rev., 5.00%, 12/1/2024 (b)	75,000	85,345
Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	75,000	77,117
Galion City School District GO, Zero Coupon, 12/1/2022	50,000	49,793
Granville Exempted Village School District GO, 5.00%, 12/1/2021	75,000	75,000
Greater Cleveland Regional Transit Authority
Rev., 5.00%, 12/1/2021 (b)	50,000	50,000
Rev., 5.00%, 12/1/2022	20,000	20,963
Greater Cleveland Regional Transit Authority, Sales Tax Supported Capital Improvement
Rev., 5.00%, 12/1/2021	405,000	405,000
Rev., 5.00%, 12/1/2022	100,000	104,814
Series A, Rev., 5.00%, 12/1/2022	195,000	204,388
Greene County Vocational School District, School Facilities Construction and Improvement GO, 5.00%, 12/1/2021	250,000	250,000
Hamilton City School District, Various Purpose, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	26,165

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Highland Local School District, Medina County GO, 5.00%, 12/1/2022	130,000	136,232
Hilliard School District Series 2013A, GO, 5.00%, 12/1/2022	55,000	57,642
Johnstown-Monroe Local School District, School Facilities Construction and Improvement GO, Zero Coupon, 12/1/2021	200,000	200,000
Kent State University
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	50,000	51,002
Series 2014A, Rev., 5.00%, 5/1/2022 (b)	25,000	25,501
Rev., 4.00%, 5/1/2023	195,000	204,782
Kent State University, General Receipts
Rev., 4.00%, 5/1/2022	100,000	101,558
Series 2012A, Rev., 4.00%, 5/1/2022	25,000	25,389
Series 2012A, Rev., 5.00%, 5/1/2022 (b)	255,000	260,112
Series 2014A, Rev., 5.00%, 5/1/2022 (b)	85,000	86,704
Lake County Community College District COP, 4.00%, 10/1/2022	180,000	185,357
Lake Local School District, School Improvement, Unlimited Tax GO, 3.00%, 12/1/2022	50,000	51,299
Lakewood City School District, School Facilities Improvement Series 2014A, GO, 5.00%, 11/1/2022 (b)	85,000	88,738
Lakewood City School District, School Facilities Improvement, Unlimited Tax
GO, 4.00%, 12/1/2021	160,000	160,000
GO, 4.00%, 12/1/2022	20,000	20,760
Lakota Local School District
GO, 3.00%, 12/1/2022	30,000	30,834
GO, 5.00%, 12/1/2022	45,000	47,162
Lakota Local School District, Ohio Permanent Improvement Levy Series 2014B, Rev., TAN, 5.00%, 12/1/2021	25,000	25,000
Lancaster City School District, School Facilities Construction and Improvement
GO, 3.75%, 10/1/2022 (b)	225,000	231,632
GO, 4.00%, 10/1/2022	35,000	36,098

Investments	Principal Amount ($)	Value ($)
Lancaster Port Authority Rev., LIQ: Royal Bank of Canada, 5.00%, 8/1/2023	430,000	462,905
Lancaster Port Authority, Gas Supply
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2022	190,000	191,483
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	635,000	719,667
Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,111
Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	810,000	798,027
Madison Local School District, Unlimited Tax GO, 1.50%, 12/1/2021	50,000	50,000
Maple Heights City School District, Unlimited Tax, School Facilities Improvement GO, Zero Coupon, 1/15/2023	50,000	49,739
Marysville Exempted Village School District GO, 5.00%, 12/1/2022	30,000	31,398
Mason City School District
GO, NATL-RE, 5.25%, 12/1/2021	95,000	95,000
GO, 5.00%, 12/1/2022	50,000	52,402
Miami Trace Local School District
GO, 4.00%, 12/1/2023	110,000	117,837
Miami University, General Receipts
Rev., 5.00%, 9/1/2022	115,000	119,162
Rev., 4.00%, 9/1/2023	260,000	267,274
Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax GO, 4.00%, 12/1/2021	25,000	25,000
Miamisburg City School District
COP, 2.00%, 12/1/2021	35,000	35,000
GO, 3.25%, 12/1/2021 (b)	50,000	50,000
GO, 2.00%, 12/1/2022	25,000	25,429
Miamisburg City School District, Unlimited Tax GO, 2.50%, 12/1/2021 (b)	25,000	25,000
Middletown City School District GO, 5.25%, 12/1/2022 (b)	25,000	26,267
New Albany Plain Local School District, Various Purpose GO, 4.00%, 12/1/2022	25,000	25,952

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
North Ridgeville City School District, School Facilities Improvement
GO, Zero Coupon, 12/1/2021	150,000	150,000
Series 2014A, GO, 3.00%, 12/1/2021	50,000	50,000
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/2022	50,000	51,350
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 5.00%, 5/15/2023 (b)	325,000	347,485
Northwest Local School District, Unlimited Tax
GO, 5.00%, 12/1/2022	30,000	31,438
GO, 5.00%, 12/1/2023 (b)	45,000	49,191
Ohio Higher Educational Facility Commission, Case Western University Project
Series 2012A, Rev., 5.00%, 12/1/2021	220,000	220,000
Series 2021B, Rev., VRDO, 0.28%, 12/9/2021 (c)	5,500,000	5,500,000
Rev., 4.00%, 12/1/2022	20,000	20,754
Rev., 5.00%, 12/1/2022	75,000	78,572
Rev., 5.00%, 12/1/2023	245,000	267,838
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group
Series 2012A, Rev., 4.00%, 1/1/2022	520,000	521,607
Rev., 5.00%, 1/1/2022	285,000	286,106
Rev., 5.00%, 1/1/2022	205,000	205,798
Series 2012A, Rev., 5.00%, 1/1/2022	500,000	501,947
Ohio Higher Educational Facility Commission, Higher Educational Facilities
Rev., 5.00%, 5/1/2022	35,000	35,659
Series 2015A, Rev., 5.00%, 12/1/2022	40,000	41,905
Ohio Higher Educational Facility Commission, University of Dayton 2013 Project Rev., 5.00%, 12/1/2021	95,000	95,000
Ohio Housing Finance Agency, Park Eden Apartments Series 2020A, Rev., GNMA/FHA, 0.40%, 9/1/2022 (c)	700,000	700,304
Ohio State University (The), General Receipts
Series 2010D, Rev., 5.00%, 12/1/2021	515,000	515,000
Series 2014A, Rev., 5.00%, 12/1/2021	75,000	75,000

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 4.00%, 6/1/2022	25,000	25,480
Series 2020A, Rev., 5.00%, 12/1/2022	110,000	115,273
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	43,729
Series 2020A, Rev., 5.00%, 12/1/2023	65,000	71,059
Ohio State University (The), General Receipts, Special Purpose
Series 2012A, Rev., 5.00%, 6/1/2023	20,000	21,426
Series 2013A, Rev., 5.00%, 6/1/2024	120,000	128,428
Ohio State University (The), Multiyear Debt Issuance Program
Rev., 5.00%, 12/1/2021	185,000	185,000
Rev., 5.00%, 12/1/2022	80,000	83,851
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 3.00%, 2/15/2022	205,000	206,191
Series 2017A, Rev., 5.00%, 2/15/2023	120,000	126,921
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Projects
Series A-1, Rev., 5.00%, 2/15/2023 (b)	275,000	290,668
Series 2013A-1, Rev., 5.00%, 2/15/2024	130,000	137,367
Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	105,667
Ohio University, General Receipts
Rev., 4.00%, 12/1/2021	125,000	125,000
Rev., 5.00%, 6/1/2022 (b)	40,000	40,963
Rev., 4.00%, 12/1/2022 (b)	40,000	41,519
Rev., 5.00%, 12/1/2022	25,000	26,193
Rev., 5.00%, 12/1/2022 (b)	95,000	99,554
Ohio Water Development Authority Rev., 5.00%, 12/1/2021	30,000	30,000
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2014B, Rev., 2.00%, 12/1/2021	50,000	50,000
Rev., 5.00%, 12/1/2021	395,000	395,000
Rev., 5.00%, 6/1/2022	250,000	256,027
Series 2014B, Rev., 5.00%, 6/1/2022	70,000	71,688
Series 2020B, Rev., 5.00%, 6/1/2022	25,000	25,607
Rev., 5.50%, 6/1/2022	50,000	51,330
Series 2015A, Rev., 5.00%, 6/1/2023	135,000	144,629

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Ohio Water Development Authority, Drinking Water Assistance
Rev., 5.00%, 12/1/2021	95,000	95,000
Rev., 5.00%, 12/1/2022	145,000	151,966
Ohio Water Development Authority, Fresh Water
Series 2013A, Rev., 5.00%, 12/1/2021	25,000	25,000
Series 2009B, Class B, Rev., 5.25%, 12/1/2021	30,000	30,000
Series 2009B, Rev., 5.00%, 6/1/2022	75,000	76,808
Series 2013A, Rev., 5.00%, 6/1/2022	100,000	102,411
Rev., 5.50%, 12/1/2022	35,000	36,856
Ohio Water Development Authority, Water Pollution Control Loan Fund
Rev., 5.00%, 12/1/2021	160,000	160,000
Series 2014B, Rev., 5.00%, 12/1/2021	230,000	230,000
Series 2014B, Rev., 5.00%, 12/1/2022	80,000	83,843
Rev., 5.50%, 12/1/2022	105,000	110,567
Olentangy Local School District GO, 4.50%, 12/1/2023 (b)	50,000	54,195
Olentangy Local School District, Unlimited Tax
GO, 3.00%, 12/1/2021	25,000	25,000
Series 2013B, GO, 4.00%, 12/1/2021	20,000	20,000
Series 2020A, GO, 4.00%, 12/1/2022	55,000	57,106
Orange City School District GO, 5.00%, 12/1/2023	40,000	43,695
Patrick Henry Local School District COP, 5.00%, 12/1/2022 (b)	45,000	47,122
Patrick Henry Local School District, Ohio School Facilities Project Series A, COP, 4.00%, 12/1/2021	50,000	50,000
Penta Career Center, Ohio School Facilities Project COP, 5.00%, 4/1/2022	50,000	50,800
Perry Local School District COP, 4.00%, 12/1/2022	20,000	20,733
Perry Local School District, Lake County COP, 4.00%, 12/1/2021	125,000	125,000
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	32,664

Investments	Principal Amount ($)	Value ($)
Pickerington Local School District GO, 4.00%, 12/1/2021	60,000	60,000
Piqua City School District, School Improvement GO, 5.00%, 12/1/2021 (b)	25,000	25,000
Port of Greater Cincinnati Development Authority, Mariemont City School District Project, Tax-Exempt
Rev., 5.00%, 12/1/2022	50,000	52,397
Rev., 5.00%, 12/1/2024	200,000	226,688
Princeton City School District GO, 5.00%, 12/1/2021	45,000	45,000
Revere Local School District, School Facilities Improvement
Series 2017A, GO, 5.00%, 12/1/2021	25,000	25,000
Series 2017A, GO, 5.00%, 6/1/2022(b)	370,000	378,902
Reynoldsburg City School District, Unlimited Tax
GO, 5.00%, 12/1/2021	265,000	265,000
GO, 5.00%, 12/1/2022	70,000	73,356
Rossford Exempted Village School District, School Facilities Project COP, 5.00%, 12/1/2022	30,000	31,382
Sandusky City School District, Classroom Facilities and School Improvement Series 2017-1, GO, 5.00%, 5/1/2022 (b)	250,000	255,032
Shaker Heights Public Library COP, 2.00%, 12/1/2022	85,000	86,467
Shelby City School District, School Facilities Improvement GO, 4.00%, 11/1/2022 (b)	90,000	93,079
South-Western City School District, School Facilities Construction and Improvement
GO, 4.00%, 12/1/2021	75,000	75,000
Series 2019A, GO, 4.00%, 12/1/2021	740,000	740,000
GO, 3.50%, 6/1/2022 (b)	20,000	20,330
GO, 4.50%, 6/1/2022 (b)	35,000	35,755
South-Western City School District, Unlimited Tax GO, 5.00%, 12/1/2021	100,000	100,000
Stark County Library District, Library Facilities
Rev., 4.00%, 12/1/2021	25,000	25,000
Rev., 4.00%, 12/1/2022	50,000	51,792

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of Ohio
Series N, GO, 5.00%, 2/1/2022	35,000	35,280
Series R, GO, 5.00%, 5/1/2022	35,000	35,706
Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,522
Series 2011A, GO, 5.00%, 8/1/2022	30,000	30,968
Series 2014A, GO, 5.00%, 9/15/2022	95,000	98,623
Series 2016A, Rev., 5.00%, 10/1/2022	135,000	140,402
Series 2016A, GO, 5.00%, 12/15/2023	35,000	38,338
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2022	70,000	72,801
State of Ohio, Bureau of Criminal Investigation Records System Project COP, 4.00%, 3/1/2022	30,000	30,282
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Series 2012A, Rev., 5.00%, 4/1/2022	145,000	147,324
Series 2017A, Rev., 4.00%, 10/1/2022	25,000	25,793
Series 2015B, Rev., 5.00%, 10/1/2022 (b)	155,000	161,238
Rev., 5.00%, 10/1/2023	165,000	179,248
Series 2017B, Rev., 5.00%, 10/1/2023	95,000	103,203
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects
Series 2013A, Rev., 5.00%, 4/1/2022	25,000	25,401
Series 2019A, Rev., 5.00%, 4/1/2022	170,000	172,725
Series 2016A, Rev., 5.00%, 10/1/2023	50,000	54,317
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects
Rev., 5.00%, 2/1/2022	130,000	131,035
Series 2021A, Rev., 5.00%, 2/1/2022	40,000	40,318
Series 2016A, Rev., 5.00%, 6/1/2022	125,000	128,007
Series 2018A, Rev., 5.00%, 6/1/2022	40,000	40,962
Rev., 5.00%, 6/1/2023	140,000	149,964

Investments	Principal Amount ($)	Value ($)
Series 2016A, Rev., 5.00%, 6/1/2023	160,000	171,387
Series 2015A, Rev., 5.00%, 2/1/2024	170,000	186,877
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects
Series 2015A, Rev., 5.00%, 2/1/2022	85,000	85,676
Series 2016B, Rev., 4.00%, 8/1/2022	140,000	143,560
Series 2020A, Rev., 5.00%, 12/1/2022	135,000	141,472
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects
Series 2013A, Rev., 5.00%, 1/15/2022	325,000	326,866
Series 2018A, Rev., 5.00%, 4/1/2022	25,000	25,401
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects
Series 2012A, Rev., 4.00%, 4/1/2022	35,000	35,446
Series 2019A, Rev., 5.00%, 10/1/2022	85,000	88,401
State of Ohio, Capital Facilities Lease Appropriation, Cultural and Sports Facilities Building Fund Projects Series 2017A, Rev., 5.00%, 10/1/2022	25,000	26,000
State of Ohio, Capital Facilities Lease Appropriation, Parks and Recreation Improvement Fund Projects
Series 2016C, Rev., 4.00%, 12/1/2021	190,000	190,000
Series 2018A, Rev., 5.00%, 12/1/2021	170,000	170,000
Series 2016C, Rev., 5.00%, 12/1/2022	40,000	41,917
State of Ohio, Capital Facilities Lease, Administrative Building Project Series 2018A, Rev., 5.00%, 10/1/2022	20,000	20,800
State of Ohio, Capital Facilities, Juvenile Correctional Building Fund
Series 2020A, Rev., 3.00%, 10/1/2022	30,000	30,703
Series 2019B, Rev., 5.00%, 10/1/2022	25,000	26,000
Series 2015B, Rev., 5.00%, 4/1/2023	50,000	53,174

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2022	25,000	25,097
State of Ohio, Common Schools
Series 2013B, GO, 5.00%, 6/15/2022	100,000	102,609
Series 2015B, GO, 5.00%, 6/15/2022 (b)	630,000	646,342
Series 2011C, GO, 4.00%, 9/15/2022	20,000	20,606
Series 2010C, GO, 4.25%, 9/15/2022	155,000	159,998
Series 2012A, GO, 5.00%, 9/15/2022	135,000	140,148
Series 2012C, GO, 5.00%, 9/15/2022	85,000	88,242
Series 2013A, GO, 5.00%, 9/15/2022	105,000	109,004
Series 2016A, GO, 5.00%, 12/15/2022	100,000	105,008
State of Ohio, Conservation Project Series 2015A, GO, 5.00%, 9/1/2022	60,000	62,176
State of Ohio, Cultural and Sports Facilities Building Fund Projects Series 2015B, Rev., 5.00%, 4/1/2023	20,000	21,270
State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project
COP, 5.00%, 9/1/2022	125,000	129,456
COP, 5.00%, 9/1/2023	100,000	108,111
State of Ohio, Department of Administrative Services, Administrative Knowledge System and Enterprise Data Center Solutions Project
COP, 5.00%, 9/1/2022	230,000	238,200
State of Ohio, Higher Education
Series 2018A, GO, 5.00%, 2/1/2022	70,000	70,561
Series 2014A, GO, 4.00%, 5/1/2022	35,000	35,561
Series 2014A, GO, 5.00%, 5/1/2022 (b)	75,000	76,504
Series 2010C, GO, 4.25%, 8/1/2022	50,000	51,364
Series 2011B, GO, 5.00%, 8/1/2022	115,000	118,710
Series 2012B, GO, 5.00%, 8/1/2022	45,000	46,452

Investments	Principal Amount ($)	Value ($)
Series 2012C, GO, 5.00%, 8/1/2022	100,000	103,226
Series 2013A, GO, 5.00%, 8/1/2022	25,000	25,807
Series 2014B, GO, 5.00%, 8/1/2022	55,000	56,775
Series 2015C, GO, 5.00%, 11/1/2022	40,000	41,771
Series 2018A, GO, 5.00%, 2/1/2023	20,000	21,112
Series 2014A, GO, 4.00%, 5/1/2023	25,000	26,327
Series 2011A, GO, 5.00%, 8/1/2023	10,000	10,786
Series 2014A, GO, 4.00%, 5/1/2024	50,000	54,371
State of Ohio, Highway Capital Improvement Series Q, GO, 4.00%, 5/1/2022 (b)	40,000	40,636
State of Ohio, Infrastructure Improvement
Series 2013A, GO, 3.00%, 2/1/2022	50,000	50,236
Series 2020C, GO, 4.00%, 3/1/2022	30,000	30,288
Series 2014A, GO, 5.00%, 3/1/2022 (b)	120,000	121,439
Series 2015A, GO, 5.00%, 9/1/2022	85,000	88,083
Series 2015B, GO, 5.00%, 9/1/2022	25,000	25,907
Series 2012C, GO, 5.00%, 9/1/2023	25,000	27,060
Series 2015A, GO, 5.00%, 9/1/2023	25,000	27,060
Series 2015B, GO, 5.00%, 9/1/2023	25,000	27,060
Series 2016A, GO, 5.00%, 9/1/2023	20,000	21,648
Series 2017B, GO, 5.00%, 9/1/2025	30,000	34,978
State of Ohio, Major New Infrastructure Project
Series 2012-1, Rev., 4.00%, 12/15/2021	110,000	110,154
Series 2019-1, Rev., 4.00%, 12/15/2021	65,000	65,091
Rev., 5.00%, 12/15/2021	170,000	170,300
Series 2012-1, Rev., 5.00%, 12/15/2021	85,000	85,150
Series 2016-1, Rev., 5.00%, 12/15/2021	70,000	70,123

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2018-1, Rev., 5.00%, 12/15/2021	135,000	135,238
Series 2012-1, Rev., 5.00%, 6/15/2022 (b)	180,000	184,641
Rev., 5.00%, 12/15/2022	140,000	146,967
Series 2016-1, Rev., 5.00%, 12/15/2022	75,000	78,732
Series 2018-1, Rev., 5.00%, 12/15/2022	170,000	178,459
Series 2019-1, Rev., 5.00%, 12/15/2022	125,000	131,220
Series 2014-1A, Rev., 5.00%, 12/15/2023	40,000	43,815
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	27,385
Series 2018-1, Rev., 5.00%, 12/15/2023	90,000	98,584
Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	27,385
State of Ohio, Natural Resources
Series Q, GO, 4.00%, 4/1/2022	50,000	50,641
Series T, GO, 5.00%, 4/1/2022 (b)	30,000	30,481
State of Ohio, Parks and Recreation Improvement Fund Projects
Series 2020A, Rev., 5.00%, 12/1/2021	55,000	55,000
Series 2016A, Rev., 5.00%, 2/1/2022	30,000	30,239
State of Ohio, Third Frontier Research and Development, Tax-Exempt GO, 4.00%, 11/1/2022	110,000	113,865
State of Ohio, Toledo Parking Facilities Project
Series 2012-1, Rev., 4.00%, 5/15/2022	200,000	203,304
Series 2012-1, Rev., 4.00%, 11/15/2022	205,000	212,063
Series 2012-1, Rev., 4.00%, 5/15/2023	220,000	231,391
Series 2012-1, Rev., 4.00%, 11/15/2023	225,000	241,242
Series 2012-1, Rev., 4.00%, 5/15/2024	230,000	249,525
Series 2012-1, Rev., 4.00%, 11/15/2024	235,000	258,680
State of Ohio, Treasury Management System Project COP, 5.00%, 9/1/2022	30,000	31,070
State of Ohio, University Hospitals Health System, Inc.

Investments	Principal Amount ($)	Value ($)
Series 2021B, Rev., VRDO, 0.10%, 12/1/2021 (c)	8,000,000	8,000,000
Series B, Rev., VRDO, 0.11%, 12/9/2021 (c)	5,500,000	5,500,000
Series 2012A, Rev., 5.00%, 1/15/2022	25,000	25,144
Series 2013A, Rev., 4.00%, 1/15/2025	220,000	228,448
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	334,525
Series 2013A, Rev., 4.13%, 1/15/2026	95,000	98,645
Streetsboro City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2022	25,000	25,419
Strongsville City School District, Unlimited Tax Improvement GO, 4.00%, 12/1/2022	45,000	46,709
Sylvania City School District, School Improvement, Unlimited Tax
GO, 5.00%, 12/1/2021	25,000	25,000
GO, 2.25%, 12/1/2022	25,000	25,481
Tender Option Bond Trust Receipts/Certificates
Series C, Rev., VRDO, LIQ: Citibank NA, 0.12%, 12/9/2021 (c)(f)	4,000,000	4,000,000
Series 2018-XF2703, GO, VRDO, LIQ: Barclays Bank plc, 0.13%, 12/9/2021 (c)(f)	4,000,000	4,000,000
Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	85,000	92,977
Township of Fairfield, Various Purpose GO, 4.00%, 12/1/2021	40,000	40,000
Township of Prairie GO, 4.00%, 12/1/2021 (b)	60,000	60,000
Township of Sylvania, Various Purpose Improvement GO, 2.00%, 12/1/2021	50,000	50,000
Township of West Chester, Various Purpose
GO, 5.00%, 12/1/2021	60,000	60,000
GO, 5.00%, 12/1/2022	25,000	26,204
United Local School District COP, 3.00%, 12/1/2022	20,000	20,522
University of Akron (The), General Receipts
Series 2015A, Rev., 5.00%, 1/1/2022	125,000	125,472
Series 2015A, Rev., 5.00%, 1/1/2023	145,000	152,193
Series 2016A, Rev., 5.00%, 1/1/2023	25,000	26,240

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
University of Cincinnati, General Receipts
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	25,000	25,477
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	70,000	71,684
Series D, Rev., 5.00%, 6/1/2023	150,000	160,582
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	235,000	257,055
Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System
Rev., 5.00%, 12/1/2021	245,000	245,000
Rev., 5.00%, 12/1/2022	25,000	26,162
Village of Hebron, Water System Mortgage, Green Bond Rev., 5.00%, 12/1/2022	95,000	99,173
West Clermont Local School District, Unlimited Tax GO, 4.00%, 12/1/2021	50,000	50,000
Westerville City School District COP, 5.00%, 12/1/2023	30,000	32,759
Westerville City School District, Unlimited Tax
GO, 4.00%, 12/1/2021	135,000	135,000
GO, 4.00%, 12/1/2022	100,000	103,808
Westlake City School District, Unlimited Tax GO, 4.00%, 12/1/2021	60,000	60,000
Willoughby-Eastlake City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2021	25,000	25,000
Winton Woods City School District, Unlimited Tax Series 2017A, GO, 5.00%, 5/1/2022 (b)	130,000	132,606
Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax
Series 2019A, GO, 4.00%, 12/1/2021	155,000	155,000
GO, 4.00%, 12/1/2022	60,000	62,285
Series 2013A, GO, 4.00%, 12/1/2022	60,000	62,285
Wyoming City School District GO, 5.00%, 6/1/2022 (b)	40,000	40,962

Total Ohio		92,526,300

Investments	Principal Amount ($)	Value ($)
Oklahoma — 1.5%
Canadian County Educational Facilities Authority Rev., 3.00%, 9/1/2022	20,000	20,418
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Rev., 4.00%, 9/1/2024	1,100,000	1,205,632
Rev., 4.00%, 9/1/2025	1,175,000	1,322,685
Canadian County Independent School District No. 69 Mustang
GO, 3.00%, 4/1/2022	65,000	65,597
GO, 2.00%, 6/1/2023	45,000	46,138
City of Broken Arrow Series 2018B, GO, 3.00%, 12/1/2021	300,000	300,000
City of Norman
GO, 4.00%, 6/1/2022	100,000	101,889
Series 2016A, GO, 5.00%, 6/1/2022	100,000	102,385
GO, 4.00%, 6/1/2023	60,000	63,337
City of Oklahoma City
GO, 3.00%, 3/1/2022	95,000	95,675
GO, 4.00%, 3/1/2022	500,000	504,788
GO, 5.00%, 3/1/2022	110,000	111,325
GO, 5.00%, 3/1/2023	25,000	26,491
Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2022	125,000	128,514
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2023	260,000	278,342
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2022	355,000	363,469
Rev., 5.00%, 6/1/2024	570,000	634,841
Rev., 5.00%, 6/1/2025	150,000	173,027
Cleveland County Independent School District No. 2 Moore, Combined Purpose
GO, 2.00%, 3/1/2022	220,000	220,981
GO, 3.50%, 3/1/2023	25,000	26,008
Cleveland County Independent School District No. 29 Norman
GO, 3.00%, 3/1/2023	45,000	46,545
Series 2019B, GO, 3.00%, 5/1/2023	10,000	10,387
Cleveland County Independent School District No. 29 Norman, Combined Purpose
GO, 3.00%, 3/1/2022	70,000	70,488
Series 2019B, GO, 2.00%, 5/1/2022	25,000	25,188

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Comanche County Independent School District No. 8 Lawton, Combined Purpose Series 2019A, GO, 2.00%, 3/1/2022	85,000	85,373
Grady County School Finance Authority, Tuttle Public Schools Project Rev., 5.00%, 9/1/2023	10,000	10,784
Grand River Dam Authority
Series A, Rev., 4.00%, 6/1/2022	415,000	422,796
Series 2016A, Rev., 5.00%, 6/1/2022	340,000	348,076
Series 2016A, Rev., 5.00%, 6/1/2023	205,000	219,270
Series 2016A, Rev., 5.00%, 6/1/2024	50,000	55,728
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project Rev., 4.00%, 9/1/2022	285,000	292,621
Oklahoma Capitol Improvement Authority
Series 2017B, Rev., 5.00%, 1/1/2023	35,000	36,819
Series 2014A, Rev., 5.00%, 7/1/2023	35,000	37,630
Oklahoma Capitol Improvement Authority, Department of Transportation Project
Series 2020B, Rev., 5.00%, 7/1/2022	40,000	41,127
Series 2020A, Rev., 5.00%, 7/1/2023	100,000	107,515
Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	21,503
Oklahoma Capitol Improvement Authority, Oklahoma Conservation Commission Project Series 2019A, Rev., 5.00%, 7/1/2022	95,000	97,677
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Rev., 5.00%, 7/1/2022	350,000	359,862
Rev., 5.00%, 7/1/2025	140,000	162,103

Investments	Principal Amount ($)	Value ($)
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	290,000	301,306
Rev., 5.00%, 10/1/2025	30,000	34,789
Oklahoma County Finance Authority, Harrah Public Schools Project Rev., 4.00%, 9/1/2022	275,000	282,479
Oklahoma County Finance Authority, Western Heights Public Schools Project
Series 2018A, Rev., 5.00%, 9/1/2022	100,000	103,465
Series 2018A, Rev., 5.00%, 9/1/2023	10,000	10,775
Series 2018A, Rev., 5.00%, 9/1/2024	350,000	391,516
Oklahoma County Independent School District No. 1 Putnam City GO, 4.00%, 1/1/2023	160,000	166,285
Oklahoma County Independent School District No. 12 Edmond GO, 2.00%, 8/1/2022	40,000	40,481
Oklahoma County Independent School District No. 12 Edmond, Combined Purpose
GO, 2.00%, 3/1/2022	225,000	226,020
GO, 3.00%, 3/1/2022	125,000	125,876
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2019A, GO, 3.00%, 1/1/2023	25,000	25,746
Oklahoma County Independent School District No. 52 Midwest City-Del City, Combined Purpose GO, 1.75%, 7/1/2022	140,000	141,256
Oklahoma County Independent School District No. 89 Oklahoma City Series 2020A, GO, 2.50%, 7/1/2023	50,000	51,754
Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose
Series 2017C, GO, 3.00%, 7/1/2022	155,000	157,524
Series 2019A, GO, 3.00%, 7/1/2023	95,000	99,082
Oklahoma Department of Transportation Series 2018A, Rev., GAN, 5.00%, 9/1/2022	20,000	20,715

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2015A, Rev., 5.00%, 8/15/2022	180,000	185,857
Oklahoma Development Finance Authority, Higher Education Master Real Project
Series 2019A, Rev., 5.00%, 12/1/2022	50,000	52,350
Series 2014C, Rev., 3.00%, 6/1/2023	90,000	93,662
Oklahoma Development Finance Authority, Integris Obligated Group Series 2020C, Rev., VRDO, 0.13%, 12/9/2021 (c)	12,745,000	12,745,000
Oklahoma Development Finance Authority, St. John Health System Rev., 5.00%, 2/15/2022 (b)	135,000	136,315
Oklahoma Development Finance Authority, St. John’s Health System Rev., 5.00%, 2/15/2022 (b)	25,000	25,244
Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Lease Series 2014C, Rev., 5.00%, 6/1/2024	145,000	161,341
Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Series C, Rev., 4.00%, 12/1/2021	100,000	100,000
Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	25,348
Oklahoma Development Finance Authority, System of Higher Education, Master Real Property
Series 2013A, Rev., 3.00%, 6/1/2022	5,000	5,071
Series 2020A, Rev., 4.00%, 6/1/2022	500,000	509,444
Series 2020A, Rev., 4.00%, 6/1/2023	260,000	274,460
Series 2014A, Rev., 5.00%, 6/1/2023	105,000	112,407
Series 2020A, Rev., 4.00%, 6/1/2024	895,000	971,331
Oklahoma Housing Finance Agency, Deer Park and Apple Run Apartments Rev., 1.60%, 1/1/2022 (c)	680,000	680,779

Investments	Principal Amount ($)	Value ($)
Oklahoma Municipal Power Authority
Series 2014B, Rev., 5.00%, 1/1/2022	130,000	130,505
Series 2019A, Rev., 5.00%, 1/1/2022	425,000	426,650
Series 2013B, Rev., 5.00%, 1/1/2023 (b)	80,000	84,103
Series 2019A, Rev., 5.00%, 1/1/2023	1,135,000	1,193,336
Series B, Rev., 5.00%, 1/1/2023	80,000	84,112
Series 2014B, Rev., 5.00%, 1/1/2025	120,000	136,215
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/3/2022 (b)	710,000	712,940
Series 2017D, Rev., 4.00%, 1/1/2023	75,000	78,087
Oklahoma Water Resources Board
Rev., 5.00%, 4/1/2023	55,000	58,484
Series 2013A, Rev., 5.00%, 4/1/2023	15,000	15,950
Series 2019C, Rev., 4.00%, 10/1/2023	50,000	53,415
Oklahoma Water Resources Board, Master Trust
Rev., 5.00%, 4/1/2022	50,000	50,800
Series 2012B, Rev., 5.00%, 4/1/2022 (b)	25,000	25,400
Oklahoma Water Resources Board, Student Loan Program Series 2020A, Rev., 4.00%, 10/1/2023	60,000	64,097
Pontotoc County Educational Facilities Authority Rev., 5.00%, 9/1/2022	75,000	77,553
Sallisaw Municipal Authority Rev., 3.00%, 1/1/2023	25,000	25,704
Sapulpa Municipal Authority Rev., AGM, 4.00%, 7/1/2022 (b)	200,000	204,423
Tulsa County Independent School District No. 1, Combined Purpose
Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,175
Series 2019B, GO, 2.00%, 8/1/2022	180,000	182,153
Series 2019A, GO, 2.25%, 4/1/2023	35,000	35,920
Series 2018B, GO, 3.00%, 8/1/2023	35,000	36,566

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Tulsa County Independent School District No. 3 Broken Arrow, Combined Purpose GO, 3.00%, 4/1/2022	35,000	35,330
Tulsa County Independent School District No. 4 Bixby, Combined Purpose GO, 4.00%, 6/1/2022	50,000	50,954
Tulsa County Independent School District No. 5, Jenks Public Schools, Combined Purpose GO, 4.00%, 6/1/2022	25,000	25,477
Tulsa County Independent School District No. 9, Union Board of Education Building
GO, 1.00%, 4/1/2022	75,000	75,211
GO, 2.00%, 4/1/2022	25,000	25,153
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project
Rev., 3.00%, 9/1/2022	50,000	51,044
Rev., 4.00%, 9/1/2022	285,000	293,078
Rev., 5.00%, 9/1/2022	25,000	25,895
Rev., 5.00%, 9/1/2023	60,000	64,922
Rev., 5.00%, 9/1/2025	35,000	37,775
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project
Rev., 5.00%, 9/1/2022	105,000	108,760
Rev., 5.00%, 9/1/2023	160,000	173,124
Rev., 3.00%, 9/1/2024	300,000	321,057
Tulsa County Industrial Authority, Capital Improvement Rev., 2.00%, 9/1/2022	30,000	30,403
Tulsa County Industrial Authority, Jenks Public Schools Project Rev., 5.00%, 9/1/2024	50,000	56,238
Tulsa County Industrial Authority, Owasso Public Schools Project
Rev., 5.00%, 9/1/2022	200,000	207,038
Rev., 5.00%, 9/1/2023	225,000	243,002
Tulsa Metropolitan Utility Authority
Series 2019A, Rev., 5.00%, 4/1/2022	35,000	35,562
Series 2020A, Rev., 1.00%, 7/1/2022	35,000	35,172
Series 2016C, Rev., 5.00%, 10/1/2022	20,000	20,802
Series 2019A, Rev., 5.00%, 4/1/2023	10,000	10,629

Investments	Principal Amount ($)	Value ($)
Tulsa Public Facilities Authority, Capital Improvement
Rev., 5.00%, 6/1/2022	375,000	384,022
Rev., 3.00%, 6/1/2023	110,000	114,543
Rev., 5.00%, 6/1/2023	390,000	417,757
Rev., 5.00%, 6/1/2024	120,000	133,587
University of Oklahoma (The)
Series 2014C, Rev., 5.00%, 7/1/2022	100,000	102,752
Series 2016A, Rev., 5.00%, 7/1/2022	135,000	138,716
Series 2016A, Rev., 5.00%, 7/1/2023	250,000	268,292
University of Oklahoma (The), Tax Exempt Series 2013A, Rev., 2.00%, 7/1/2022	20,000	20,203
Washington County Independent School District No. 30 Bartlesville, Combined Purpose GO, 3.00%, 6/1/2022	90,000	91,194

Total Oklahoma		33,799,992

Oregon — 0.9%
Chemeketa Community College District GO, 5.00%, 6/15/2022	20,000	20,521
City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	32,093
City of Bend, Bridge Creek Project
Rev., 5.00%, 12/1/2021	75,000	75,000
Rev., 5.00%, 12/1/2022	65,000	68,136
City of Eugene GO, 2.00%, 6/1/2023	25,000	25,617
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	143,385
City of Hermiston GO, 3.00%, 3/1/2023	25,000	25,795
City of Lake Oswego Series 2015A, GO, 5.00%, 6/1/2022	35,000	35,846
City of McMinnville GO, 5.00%, 2/1/2023	25,000	26,366
City of Medford, Limited Tax GO, 5.00%, 7/15/2022	25,000	25,743
City of Newport GO, AGC, Zero Coupon, 6/1/2022	25,000	24,969
City of Portland Series 2019A, GO, 5.00%, 6/15/2022	50,000	51,302
City of Portland, 4th and Montgomery and Streetcar Projects GO, 5.00%, 2/1/2022	50,000	50,400
City of Portland, Limited Tax, Green Bonds-Lighting Efficiency Project GO, 5.00%, 4/1/2022	75,000	76,207

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Portland, Limited Tax, Sellwood Bridge and Archives Space Projects GO, 5.00%, 4/1/2022	20,000	20,322
City of Portland, Sewer System, First Lien
Series 2016A, Rev., 5.00%, 6/15/2022	35,000	35,911
Series 2014A, Rev., 5.00%, 10/1/2022	35,000	36,407
City of Portland, Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2022	25,000	25,301
Series 2019A, Rev., 5.00%, 5/1/2022	160,000	163,221
Series 2016B, Rev., 5.00%, 6/15/2022	405,000	415,544
Series 2016B, Rev., 5.00%, 6/15/2023	40,000	42,925
City of Portland, Water System, First Lien Series 2012A, Rev., 3.00%, 4/1/2022	25,000	25,237
City of Portland, Water System, Second Lien Rev., 5.00%, 10/1/2022	135,000	140,425
City of Portland,Limited Tax Series 2014A, GO, 5.00%, 6/1/2022	50,000	51,208
City of Portland,Second Lien Series A, Rev., 5.00%, 5/1/2022	45,000	45,906
City of St. Helens GO, 3.00%, 6/1/2023	25,000	26,017
City of Tigard
Rev., 5.00%, 8/1/2022 (b)	75,000	77,404
Clackamas Community College District Series B, GO, Zero Coupon, 6/15/2023	20,000	19,887
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 6/15/2022	25,000	25,651
Clackamas County School District No. 7J Lake Oswego
GO, AGM, 5.25%, 6/1/2022	155,000	158,937
GO, AGM, 5.25%, 6/1/2023	80,000	86,005
Clackamas County Service District No. 1
Rev., 5.00%, 12/1/2021	90,000	90,000
Rev., 5.00%, 12/1/2022	35,000	36,689

Investments	Principal Amount ($)	Value ($)
Columbia Multnomah and Washington Counties School District No. 1J GO, 5.00%, 6/15/2023	35,000	37,480
County of Deschutes GO, 4.00%, 12/1/2021	45,000	45,000
County of Marion GO, AMBAC, 5.50%, 6/1/2022	50,000	51,332
County of Multnomah GO, 5.00%, 6/1/2022 (b)	55,000	56,323
County of Multnomah, Full Faith and Credit GO, 5.00%, 6/1/2022	50,000	51,208
County of Washington
Series 2016B, GO, 5.00%, 6/1/2022	20,000	20,483
GO, 5.00%, 6/1/2023	30,000	32,135
County of Washington, Full Faith and Credit Obligation
GO, 5.00%, 7/1/2022	90,000	92,536
Series 2016B, GO, 5.00%, 3/1/2023	75,000	79,471
County of Yamhill, George Fox University Project
Rev., 4.00%, 12/1/2022	280,000	289,890
Rev., 4.00%, 12/1/2023	300,000	320,193
County of Yamhill, Linfield University Project Rev., 4.00%, 10/1/2022	250,000	256,995
Deschutes and Jefferson Counties School District No. 2J Redmond
Series 2008B, GO, Zero Coupon, 6/15/2023	20,000	19,914
GO, 4.00%, 6/15/2023 (b)	50,000	52,885
Deschutes County Administrative School District No. 1 Bend-La Pine
GO, 5.00%, 6/15/2022	90,000	92,338
Hillsboro School District No. 1J
GO, 4.00%, 6/15/2022 (b)	75,000	76,553
GO, 4.00%, 6/15/2022	20,000	20,406
GO, 5.00%, 6/15/2022	30,000	30,770
GO, 5.00%, 6/15/2023	10,000	10,721
Hood River County School District GO, 4.00%, 6/15/2022	30,000	30,612
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	205,000	227,948
Jackson County School District No. 549C Medford GO, 5.00%, 12/15/2021	25,000	25,044
Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	32,145

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Klamath Falls Intercommunppity Hospital Authority, Sky Lakes Medical Center, Inc. Project Rev., 4.00%, 9/1/2022	85,000	87,305
Lane County School District No. 4J Eugene GO, 5.00%, 6/15/2022	25,000	25,651
Leander Independent School District, Unlimited Tax GO, 5.00%, 6/15/2023	25,000	26,728
Metro
Series 2012A, GO, 5.00%, 6/1/2022	25,000	25,604
Series 2012A, GO, 5.00%, 6/1/2023	85,000	87,024
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	23,092
Multnomah County School District No. 1 Portland
GO, 5.00%, 6/15/2022	65,000	66,692
Series 2013B, GO, 5.00%, 6/15/2022	55,000	56,432
Series 2020B, GO, 5.00%, 6/15/2022	40,000	41,042
Oregon Health and Science University
Series 2012E, Rev., 4.00%, 7/1/2022 (b)	295,000	301,566
Series 2012A, Rev., 5.00%, 7/1/2022	50,000	51,379
Series 2012E, Rev., 5.00%, 7/1/2022 (b)	220,000	226,173
Series 2019A, Rev., 5.00%, 7/1/2022	50,000	51,379
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	102,662
Series 2012A, Rev., 5.00%, 7/1/2026	40,000	41,023
Oregon State Facilities Authority, Legacy Health Project
Series 2016A, Rev., 5.00%, 6/1/2022	280,000	286,609
Series 2016A, Rev., 5.00%, 6/1/2023	315,000	336,877
Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2022	85,000	88,401

Investments	Principal Amount ($)	Value ($)
Oregon State Lottery
Series 2016-XF2290, Rev., VRDO, LIQ: Citibank NA, 0.11%, 12/9/2021 (c)(f)	8,000,000	8,000,000
Series C, Rev., 4.00%, 4/1/2022	55,000	55,702
Series 2013A, Rev., 5.00%, 4/1/2022	115,000	116,847
Series 2014B, Rev., 5.00%, 4/1/2022	85,000	86,365
Series 2014C, Rev., 5.00%, 4/1/2022	215,000	218,453
Series 2015C, Rev., 5.00%, 4/1/2022	25,000	25,402
Series 2015E, Rev., 5.00%, 4/1/2022	55,000	55,883
Series A, Rev., 5.00%, 4/1/2022	30,000	30,482
Series C, Rev., 5.00%, 4/1/2022	40,000	40,643
Portland Community College District
GO, 5.00%, 6/15/2022	195,000	200,066
GO, 3.00%, 6/15/2023 (b)	25,000	26,047
GO, 5.00%, 6/15/2023 (b)	30,000	32,191
GO, 5.00%, 6/15/2023	30,000	32,193
Salem Hospital Facility Authority, Salem Health Project
Series 2019A, Rev., 4.00%, 5/15/2022	505,000	513,576
Series 2016A, Rev., 5.00%, 5/15/2022	165,000	168,548
Series 2019A, Rev., 5.00%, 5/15/2023	25,000	26,694
Salem-Keizer School District No. 24J Series 2009B, GO, Zero Coupon, 6/15/2022	25,000	24,965
State of Oregon
Series N, GO, 3.00%, 12/1/2021	25,000	25,000
Series 2011N, GO, 5.00%, 12/1/2021	45,000	45,000
Series 2012K, GO, 5.00%, 5/1/2022	25,000	25,502
Series 2013F, GO, 5.00%, 5/1/2022	35,000	35,703
Series 2015F, GO, 5.00%, 5/1/2022	50,000	51,005
Series C, GO, 3.00%, 8/1/2022 (b)	50,000	50,940
Series F, GO, 5.00%, 5/1/2023	90,000	96,073
State of Oregon Department of Transportation
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	30,000	31,376
Series 2017C, Rev., 5.00%, 11/15/2022	35,000	36,614

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of Oregon, Article XI-F(1) University Projects
Series I, GO, 5.00%, 8/1/2022	75,000	77,409
Series I, GO, 5.00%, 8/1/2023	20,000	21,569
State of Oregon, Article XI-M and XI-N Seismic Projects Series 2021E, GO, 5.00%, 6/1/2022	60,000	61,447
State of Oregon, Article XI-M Seismic Projects Series 2017C, GO, 5.00%, 6/1/2022	45,000	46,085
State of Oregon, Article XI-Q Projects Series H, GO, 4.00%, 5/1/2022	50,000	50,798
State of Oregon, Article XI-Q State Projects
Series 2017A, GO, 5.00%, 5/1/2022	150,000	153,013
Series 2019A, GO, 5.00%, 5/1/2022	20,000	20,402
Series 2017A, GO, 5.00%, 5/1/2023	25,000	26,687
Series 2019A, GO, 5.00%, 5/1/2023	45,000	48,037
State of Oregon, Department of Transportation Highway User Senior Lien
Series 2014A, Rev., 4.00%, 11/15/2022	50,000	51,830
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	235,000	245,775
Series 2013A, Rev., 5.00%, 11/15/2022	25,000	26,153
Series 2014A, Rev., 5.00%, 11/15/2022	20,000	20,923
Series A, Rev., 5.00%, 11/15/2022	80,000	83,690
State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	550,000	553,284
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2013A, Rev., 2.80%, 1/1/2022	40,000	40,071
Series 2020A, Rev., 0.88%, 1/1/2024	350,000	351,326
Series 2014A, Rev., 3.00%, 1/1/2024	210,000	218,487
Series 2020A, Rev., 0.90%, 7/1/2024	470,000	472,000

Investments	Principal Amount ($)	Value ($)
State of Oregon, Odot Project Series I, GO, 5.00%, 5/1/2022(b)	50,000	51,002
State of Oregon, University System
Series 2012B, GO, 4.00%, 8/1/2022 (b)	20,000	20,509
Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,641
Series 2013A, GO, 3.00%, 8/1/2023 (b)	25,000	26,127
State of Oregon, Variable Rate Veterans Welfare Series 2020K, GO, 0.50%, 6/1/2022	55,000	55,069
Sunrise Water Authority Rev., 4.00%, 3/1/2022	25,000	25,240
Tri-County Metropolitan Transportation District of Oregon
Series 2018A, Rev., 5.00%, 10/1/2022	35,000	36,377
Series 2017A, Rev., 5.00%, 10/1/2023	25,000	27,091
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2015B, Rev., 5.00%, 9/1/2022	45,000	46,625
Tri-County Metropolitan Transportation District of Oregon, Tax Exempt Series 2017A, Rev., 5.00%, 10/1/2022	670,000	696,350
Tualatin Hills Park and Recreation District GO, 5.00%, 6/1/2022	25,000	25,604
Washington and Clackamas Counties School District No. 23J Tigard GO, NATL-RE, 5.00%, 6/15/2022	110,000	112,864
Washington and Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/2022	420,000	430,935
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2022	45,000	46,801

Total Oregon		20,323,889

Pennsylvania — 3.6%
Aliquippa Municipal Water Authority, Water & Sewer Rev., 4.00%, 11/15/2022	20,000	20,689

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Allegheny County Higher Education Building Authority Series 2013A, Rev., 5.00%, 3/1/2022	50,000	50,582
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2012A, Rev., 5.00%, 3/1/2024	85,000	85,987
Allegheny County Higher Education Building Authority, Duquesne University Series 2014A, Rev., 5.00%, 3/1/2022	345,000	349,016
Allegheny County Hospital Development Authority Series 2019A, Rev., 5.00%, 7/15/2023	110,000	118,276
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2022	240,000	243,733
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2022	575,000	591,877
Series 2021B, Rev., 5.00%, 10/15/2022	175,000	182,185
Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2023	215,000	234,189
Series 2021B, Rev., 5.00%, 10/15/2023	950,000	1,032,014
Series 2021B, Rev., 5.00%, 10/15/2024	705,000	795,321
Rev., 5.00%, 7/15/2025	110,000	127,360
Series 2021B, Rev., 5.00%, 10/15/2025	740,000	863,788
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	690,000	690,000
Rev., 5.00%, 12/1/2022	345,000	361,325
Allegheny-Clarion Valley School District GO, AGM, 4.00%, 3/15/2023	190,000	198,753
Altoona Area School District GO, AGM, 4.00%, 12/1/2021 (b)	70,000	70,000
Armstrong School District GO, 5.00%, 3/15/2023	125,000	132,360
Bensalem Township School District GO, 5.00%, 8/15/2022	50,000	51,663

Investments	Principal Amount ($)	Value ($)
Berks & Montgomery Municipal Authority Rev., 4.00%, 12/1/2021	50,000	50,000
Bethel Park School District
GO, 5.00%, 8/1/2022	110,000	113,459
GO, 5.00%, 8/1/2025	35,000	40,542
Bethlehem Area School District
GO, 5.00%, 10/15/2022	75,000	78,113
Series 2016A, GO, AGM, 5.00%, 2/1/2024	125,000	137,552
Borough of Columbia GO, 3.00%, 6/15/2022 (b)	50,000	50,761
Borough of Franklin Park GO, 4.00%, 9/1/2023	40,000	42,519
Borough of Steelton GO, AGM, 2.00%, 12/1/2022 (b)	200,000	203,399
Borough of West Chester GO, 4.00%, 11/15/2022	25,000	25,898
Boyertown Area School District GO, 2.00%, 10/1/2022	200,000	202,875
Bristol Township School District
GO, 5.00%, 6/1/2022	25,000	25,584
GO, 5.00%, 6/1/2023	25,000	26,724
Bucks County Water & Sewer Authority, Sewer System Rev., AGM, 3.50%, 12/1/2021 (b)	50,000	50,000
Rev., 2.75%, 6/1/2022	75,000	75,917
Bucks County Water & Sewer Authority, Water System Rev., AGM, 5.00%, 12/1/2021 (b)	95,000	95,000
Bucks County Water and Sewer Authority
Rev., AGM, 4.10%, 12/1/2021 (b)	70,000	70,000
Rev., AGM, 5.00%, 12/1/2021 (b)	55,000	55,000
Rev., 5.00%, 6/1/2023	20,000	21,383
Butler Area Sewer Authority Rev., 5.00%, 7/1/2022	20,000	20,544
Series 2020A, Rev., 5.00%, 7/1/2022	505,000	518,748
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	26,705
Centennial School District Bucks County Series 2017A, GO, 5.00%, 12/15/2024	25,000	28,342
Central Bradford Progress Authority Rev., 4.25%, 12/1/2021 (b)	150,000	150,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Central Bradford Progress Authority, Guthrie Healthcare System Rev., 4.00%, 12/1/2021	380,000	380,000
Central Bucks School District GO, FGIC, NATL-RE, 5.00%, 5/15/2022 (b)	90,000	91,974
Central Dauphin School District GO, 2.00%, 2/1/2023 (b)	20,000	20,380
Central Greene School District Series B, GO, 5.00%, 2/15/2023	70,000	73,862
Central York School District GO, 4.00%, 11/15/2022	100,000	103,543
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2022	25,000	25,295
Chartiers Valley School District Series A, GO, 5.00%, 10/15/2022	100,000	104,106
Cheltenham Township School District
GO, 4.00%, 2/15/2022	25,000	25,191
Series 2021A, GO, 2.00%, 9/15/2022	20,000	20,272
GO, 4.00%, 9/15/2023	25,000	26,598
Series 2019A, GO, 4.00%, 2/15/2025	20,000	22,198
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020B, Rev., 5.00%, 6/1/2022	20,000	20,483
Chester County Industrial Development Authority Rev., 3.00%, 12/1/2022	75,000	77,063
Chester Water Authority Rev., 5.00%, 12/1/2021	60,000	60,000
City of Bethlehem Series 2019AA, GO, AGM, 4.00%, 10/1/2022	30,000	30,931
City of Lancaster GO, 5.00%, 5/1/2022 (b)	100,000	101,967
City of New Castle GO, AGM, 3.00%, 11/1/2022	25,000	25,532
City of Philadelphia
Series 2019B, GO, 5.00%, 2/1/2022	25,000	25,199
Series 2014A, GO, 5.00%, 7/15/2022	150,000	154,489
GO, 5.00%, 8/1/2022	105,000	108,366
Series 2017A, GO, 5.00%, 8/1/2022	130,000	134,168
Series 2019A, GO, 5.00%, 8/1/2022	40,000	41,282

Investments	Principal Amount ($)	Value ($)
Series 2019B, GO, 5.00%, 2/1/2023	55,000	58,066
GO, 5.00%, 8/1/2023	85,000	91,697
Series 2019A, GO, 5.00%, 8/1/2023	125,000	134,849
Rev., 5.00%, 10/1/2023	60,000	65,169
Series 2014A, GO, 5.00%, 1/15/2024 (b)	100,000	109,829
Series 2014A, GO, 5.25%, 1/15/2024 (b)	70,000	77,250
Series 2014A, Rev., 5.00%, 7/1/2025	100,000	111,789
City of Philadelphia, Airport System Series 2017A, Rev., 5.00%, 7/1/2022	80,000	82,202
City of Philadelphia, Water and Wastewater System
Series 2013A, Rev., 5.00%, 1/1/2022	215,000	215,842
Series 2015B, Rev., 5.00%, 7/1/2022	140,000	143,928
Rev., 5.00%, 11/1/2022 (b)	70,000	73,046
Series 2013A, Rev., 5.00%, 1/1/2023	185,000	194,591
City of Pittsburgh
Series 2020A, GO, 4.00%, 9/1/2022	50,000	51,375
Series 2012A, GO, 5.00%, 9/1/2022	320,000	331,187
Series 2012A, GO, 5.00%, 9/1/2022 (b)	110,000	113,964
Series 2012B, GO, 5.00%, 9/1/2022 (b)	175,000	181,307
GO, 4.00%, 9/1/2023	175,000	185,863
GO, 5.00%, 9/1/2025	100,000	115,423
Colonial School District Series 2017B, GO, 4.00%, 5/15/2022	45,000	45,764
Commonwealth Financing Authority
Series B, Rev., 5.00%, 6/1/2022 (b)	30,000	30,722
Series B, Rev., 5.00%, 6/1/2023	10,000	10,705
Commonwealth Financing Authority, Tax-Exempt
Series B, Rev., 5.00%, 6/1/2022 (b)	155,000	158,729
Series B-1, Rev., 5.00%, 6/1/2022	50,000	51,198
Series B-1, Rev., 5.00%, 6/1/2024	200,000	222,433
Commonwealth Financing Authority,
Tobacco Master Settlement Payment

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 6/1/2022	1,400,000	1,432,970
Rev., 5.00%, 6/1/2023	660,000	705,529
Rev., 5.00%, 6/1/2024	465,000	516,789
Rev., 5.00%, 6/1/2025	40,000	46,005
Rev., 5.00%, 6/1/2026	250,000	296,528
Commonwealth of Pennsylvania
Series 2016-2, GO, 5.00%, 1/15/2022	605,000	608,518
GO, 5.00%, 3/1/2022	75,000	75,902
Series 2013, GO, 5.00%, 4/1/2022	775,000	787,448
Series 2012, GO, 4.00%, 6/1/2022 (b)	235,000	239,486
Series 1, GO, 5.00%, 6/1/2022 (b)	295,000	302,097
Series 2012, GO, AGM-CR, 5.00%, 6/1/2022 (b)	80,000	81,925
Series 2012, GO, 5.00%, 6/1/2022 (b)	125,000	128,007
Series 2012, GO, 5.00%, 6/1/2022 (b)	1,660,000	1,699,938
Series 2014-1, GO, 5.00%, 6/15/2022	405,000	415,522
GO, 5.00%, 7/1/2022	795,000	817,353
Series 2011, GO, 5.00%, 7/1/2022	555,000	570,605
Series 2012-1, GO, 5.00%, 7/1/2022	960,000	986,992
Series 2018A, COP, 5.00%, 7/1/2022	50,000	51,346
GO, 5.00%, 7/15/2022	160,000	164,798
GO, AGM-CR, 5.00%, 8/15/2022	75,000	77,549
Series 2015-1, GO, 5.00%, 8/15/2022	790,000	816,851
GO, 5.00%, 9/15/2022	190,000	197,215
Series 2013-2, GO, 5.00%, 10/15/2022	190,000	197,972
Series 2017-1, GO, 5.00%, 1/1/2023	490,000	515,459
Series 2016-2, GO, 5.00%, 1/15/2023	275,000	289,630
GO, 5.00%, 3/15/2023	160,000	169,849
Series 1, GO, 5.00%, 4/1/2023 (b)	220,000	233,967
Series 1, GO, 5.00%, 4/1/2023	360,000	382,904
Series 2014-1, GO, 5.00%, 6/15/2023	45,000	48,290
Series 2015-1, GO, 5.00%, 8/15/2023	245,000	264,780
GO, 5.00%, 1/1/2024	210,000	230,126
Series 2, GO, 5.00%, 1/15/2024	25,000	27,439

Investments	Principal Amount ($)	Value ($)
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	44,628
GO, 5.00%, 7/1/2024	25,000	27,940
GO, 5.00%, 10/15/2024	50,000	54,415
Series 2018A, COP, 5.00%, 7/1/2025	100,000	114,370
GO, 5.00%, 9/15/2026	20,000	24,068
Conestoga Valley School District
GO, 4.00%, 2/1/2022	25,000	25,155
GO, 4.00%, 2/1/2023	100,000	104,304
Series 2019B, GO, 4.00%, 4/1/2025	35,000	38,796
Cornwall Lebanon School District GO, 4.00%, 2/15/2022	45,000	45,343
Council Rock School District
Series 2017A, GO, 5.00%, 8/15/2022	105,000	108,493
GO, 4.00%, 11/15/2022	335,000	346,608
Series 2019A, GO, 4.00%, 11/15/2025	35,000	39,555
County of Adams Series 2017B, GO, 5.00%, 11/15/2023	25,000	27,219
County of Allegheny
Series C-69, GO, 5.00%, 12/1/2021 (b)	75,000	75,000
Series C-69, GO, 5.00%, 12/1/2022 (b)	50,000	52,376
Series C-70, GO, 5.00%, 12/1/2022 (b)	60,000	62,877
County of Berks GO, 5.00%, 11/15/2022	65,000	67,985
County of Bucks
GO, 5.00%, 12/1/2021 (b)	45,000	45,000
GO, 5.00%, 5/1/2022	50,000	51,004
GO, 5.00%, 12/1/2022	45,000	47,162
County of Chester
GO, 5.00%, 7/15/2022	45,000	46,350
GO, 5.00%, 11/15/2022 (b)	105,000	109,814
County of Dauphin
Series 2016A, GO, 4.00%, 11/15/2022	75,000	77,694
Series 2016C, GO, 4.00%, 10/1/2023	25,000	26,679
GO, 4.00%, 11/15/2023	35,000	37,455
County of Lancaster
GO, 5.00%, 5/1/2022	25,000	25,492
Series 2016A, GO, 5.00%, 5/1/2022	155,000	158,048
Series 2016B, GO, 3.00%, 11/1/2022	105,000	107,613
Series 2017C, GO, 4.00%, 11/1/2022	20,000	20,680

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series A, GO, 5.00%, 11/1/2022	35,000	36,510
GO, 5.00%, 5/1/2023	45,000	47,950
Series 2020C, GO, 4.00%, 11/1/2023	50,000	53,244
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,698
County of Luzerne Series 2017A, GO, AGM, 5.00%, 12/15/2022	60,000	62,742
County of Montgomery
Series 2021B, GO, 5.00%, 1/1/2022	25,000	25,098
GO, 5.00%, 5/1/2022	125,000	127,517
Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,100
County of Westmoreland
Series 2013A, GO, 5.00%, 12/1/2021	235,000	235,000
Series 2013A, GO, 5.00%, 12/1/2022	70,000	73,219
County of York
Series A, GO, 4.00%, 6/1/2022	205,000	208,841
GO, 5.00%, 6/1/2022	45,000	46,067
GO, 4.00%, 12/1/2022	30,000	31,118
GO, 5.00%, 6/1/2023 (b)	20,000	21,423
Series 2016A, GO, 3.00%, 12/1/2023	30,000	31,504
Crawford Central School District GO, 4.00%, 2/1/2022	35,000	35,216
Cumberland County Municipal Authority, Asbury Atlantic, Inc. Rev., 5.25%, 1/1/2022	2,455,000	2,464,902
Cumberland County Municipal Authority, Dickinson College Project
Rev., 5.00%, 5/1/2022	25,000	25,492
Series 2018A, Rev., 5.00%, 11/1/2022	20,000	20,862
Cumberland County Municipal Authority, Penn State Health Rev., 5.00%, 11/1/2025	100,000	116,895
Cumberland Valley School District Series 2018A, GO, 4.00%, 12/1/2022	55,000	57,044
Daniel Boone Area School District GO, 5.00%, 4/1/2024	115,000	126,799
Dauphin County General Authority, Pinnacle Health System Project
Series 2016A, Rev., 5.00%, 6/1/2022	640,000	655,267

Investments	Principal Amount ($)	Value ($)
Series 2016A, Rev., 5.00%, 6/1/2023	55,000	58,880
Delaware County Authority, Haverford College Series 2017A, Rev., 5.00%, 10/1/2022	100,000	103,967
Delaware County Authority, Villanova University
Rev., 5.00%, 12/1/2021	195,000	195,000
Rev., 5.00%, 8/1/2024	25,000	27,987
Delaware County Regional Water Quality Control Authority
Rev., NATL-RE, 5.25%, 5/1/2022	100,000	102,091
Rev., 5.00%, 5/1/2023 (b)	20,000	21,347
Rev., NATL-RE, 5.25%, 5/1/2023	25,000	26,727
Delaware River Joint Toll Bridge Commission Series 2012A, Rev., 5.00%, 7/1/2022 (b)	20,000	20,561
Delaware River Joint Toll Bridge Commission, Bridge System
Rev., 5.00%, 7/1/2022	40,000	41,115
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	90,000	92,525
Delaware River Port Authority
Series 2018B, Rev., 5.00%, 1/1/2022	175,000	175,679
Series 2018B, Rev., 5.00%, 1/1/2023	130,000	136,711
Series 2018B, Rev., 5.00%, 1/1/2024	200,000	219,168
Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	150,000	168,798
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	160,866
Donegal School District, Limited Tax GO, 4.00%, 6/1/2022	55,000	56,050
East Penn School District
GO, 4.00%, 8/1/2022	25,000	25,620
GO, 4.00%, 11/15/2022	25,000	25,886
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2024	100,000	112,124
Easton Area School District
Series 2018B, GO, 4.00%, 4/1/2022	75,000	75,947
Series 2020A, GO, 4.00%, 4/1/2022	25,000	25,315

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Elizabeth Forward School District
Series 2021B, GO, AGM, 2.00%, 12/1/2021	30,000	30,000
Series 2021C, GO, AGM, 2.00%, 12/1/2021	25,000	25,000
Series 2021B, GO, AGM, 2.00%, 12/1/2022	20,000	20,297
Series 2021C, GO, AGM, 2.00%, 12/1/2022	15,000	15,223
Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	20,521
Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	10,260
Erie City Water Authority Series 2011A, Rev., AGM, 3.30%, 12/1/2021 (b)	20,000	20,000
Exeter Township School District Series 2020A, GO, 5.00%, 5/15/2022	215,000	219,673
Franklin Regional School District GO, 3.00%, 5/1/2023	75,000	77,836
Garnet Valley School District
GO, 4.00%, 4/1/2022	25,000	25,316
GO, 4.00%, 2/1/2023	20,000	20,849
GO, 4.00%, 4/1/2023	25,000	26,207
Geisinger Authority, Health System
Rev., 5.00%, 4/1/2022	1,695,000	1,721,995
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	95,000	113,359
General Authority of Southcentral Pennsylvania, AICUP Financing Program, York College of Pennsylvania Project Series 2017 PP4, Rev., 3.00%, 11/1/2022	25,000	25,587
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019A, Rev., 5.00%, 6/1/2022	60,000	61,450
Gettysburg Area School District
GO, 4.00%, 1/15/2022	115,000	115,519
GO, 5.00%, 1/15/2023	30,000	31,582
GO, 5.00%, 1/15/2024	20,000	21,848
Governor Mifflin School District Series 2012A, GO, 4.00%, 4/1/2023 (b)	70,000	73,466
Hamburg Area School District
GO, 5.00%, 4/1/2022	85,000	86,337
GO, 5.00%, 4/1/2023	120,000	127,468

Investments	Principal Amount ($)	Value ($)
Hanover Public School District GO, 4.50%, 3/1/2023	25,000	26,258
Hatboro-Horsham School District
GO, 4.00%, 9/15/2022	50,000	51,478
Series B, GO, 5.00%, 3/15/2023 (b)	35,000	37,152
Hempfield Area School District Series 2016B, GO, 5.00%, 3/15/2022	50,000	50,668
Hempfield School District Series 2019A, GO, 4.00%, 8/1/2022	225,000	230,584
Hollidaysburg Area School District GO, 1.00%, 7/15/2022	100,000	100,461
Horsham Water and Sewer Authority Rev., 5.00%, 11/15/2022	120,000	125,405
Interboro School District, Limited Tax GO, 3.50%, 8/15/2022 (b)	50,000	51,156
Kennett Consolidated School District Series 2018AA, GO, 4.00%, 2/15/2023	30,000	31,355
Lancaster County Hospital Authority, University of Pennsylvania Health System
Series 2016A, Rev., 4.00%, 8/15/2022	100,000	102,697
Series 2016B, Rev., 5.00%, 8/15/2022	120,000	124,078
Lancaster Higher Education Authority, Harrisburg Area Community College Project Series 2016A, Rev., 5.00%, 10/1/2022	30,000	31,190
Lancaster Industrial Development Authority, Garden Spot Village Project Rev., 5.38%, 5/1/2023 (b)	20,000	21,438
Lehigh County Authority Rev., 3.00%, 11/1/2022	50,000	51,286
Lehigh County General Purpose Authority, Muhlenberg College Project Rev., 2.25%, 2/1/2022	65,000	65,210
Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	25,294
Lower Lackawanna Valley Sanitary Authority Rev., AGM, 4.00%, 9/15/2022	25,000	25,717
Lower Merion School District GO, 5.00%, 9/15/2022	35,000	36,332
Lower Merion School District, Capital Project Series 2009B, GO, 4.00%, 4/1/2022	50,000	50,640

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Manheim Township School District GO, 3.00%, 6/1/2022	35,000	35,478
Marple Newtown School District
GO, 5.00%, 6/1/2022	85,000	87,036
GO, 5.00%, 6/1/2023	30,000	32,126
Mars Area School District GO, AGM, 4.13%, 3/1/2022 (b)	25,000	25,243
Mcguffey School District GO, AGM, 2.50%, 8/15/2022	50,000	50,740
Mckeesport Area School District GO, AGM, 5.00%, 9/1/2023 (b)	105,000	113,609
Methacton School District
GO, 4.00%, 3/1/2022	60,000	60,558
GO, 5.00%, 3/1/2023	20,000	21,169
GO, 4.00%, 9/15/2025	25,000	28,079
Middletown Area School District
Series 2017A, GO, 3.00%, 3/1/2022	55,000	55,377
Series 2014A, GO, 5.00%, 3/1/2022 (b)	35,000	35,420
Monroeville Finance Authority
Rev., 3.00%, 2/15/2023	20,000	20,379
Rev., 5.00%, 2/15/2023	40,000	41,320
Rev., 3.13%, 2/15/2024	155,000	157,936
Monroeville Finance Authority, University of Pittsburg Medical Center
Rev., 5.00%, 2/15/2022	210,000	212,028
Series 2013B, Rev., 5.00%, 7/1/2022	275,000	282,568
Series 2013B, Rev., 3.50%, 7/1/2023	230,000	241,471
Rev., 5.00%, 2/15/2025	85,000	97,036
Rev., 5.00%, 2/15/2026	20,000	23,594
Montgomery County Higher Education and Health Authority, Abington Memorial Hospital Obligated Group
Rev., 5.00%, 6/1/2022 (b)	125,000	127,958
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	92,129
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	100,000	111,774
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2021	100,000	100,000
Rev., 4.00%, 12/1/2022	100,000	103,440
Rev., 4.00%, 12/1/2023	125,000	133,337

Investments	Principal Amount ($)	Value ($)
Moon Area School District
Series 2015A, GO, 5.00%, 11/15/2022	220,000	229,671
Series 2015A, GO, 5.00%, 11/15/2023	35,000	37,935
Moshannon Valley School District GO, AGM, 2.38%, 12/1/2021	50,000	50,000
Mount Lebanon Hospital Authority Rev., 5.00%, 7/1/2022	100,000	102,788
Mount Lebanon School District
GO, 5.00%, 2/15/2022	20,000	20,196
GO, 5.00%, 2/15/2023	50,000	52,858
Muhlenberg School District
GO, 1.50%, 5/15/2022	350,000	351,986
GO, 4.00%, 5/15/2022	20,000	20,340
Norristown Area School District GO, 5.00%, 9/1/2022	190,000	196,642
North Allegheny School District Series 2019A, GO, 4.00%, 5/1/2024	25,000	27,097
North Hills School District Series 2016B, GO, 5.00%, 12/15/2021	100,000	100,172
North Penn School District
Series 2019A, GO, 3.00%, 1/15/2022	20,000	20,068
Series 2019A, GO, 3.00%, 1/15/2025	30,000	32,295
North Wales Water Authority, Water and Sewer System Rev., 4.00%, 11/1/2022	50,000	51,724
Northampton Area School District GO, 4.00%, 8/15/2022	85,000	87,231
Northampton County General Purpose Authority Series 2016A, Rev., 5.00%, 8/15/2023	20,000	21,568
Northampton County General Purpose Authority, St. Luke’s University Health Network Project Series 2016A, Rev., 5.00%, 8/15/2022	130,000	134,306
Northeastern School District Series 2021B, GO, 2.00%, 9/1/2022	200,000	202,443
Norwin School District GO, AGM, 3.00%, 11/15/2022	55,000	56,453
Oxford Area School District
Series 2014A, GO, 5.00%, 2/15/2022	70,000	70,676
GO, 2.50%, 8/1/2022	25,000	25,380
Series 2019A, GO, 4.00%, 9/1/2022	35,000	35,989

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019A, GO, 4.00%, 9/1/2023	40,000	42,447
Parkland School District
Series 2017A, GO, 2.50%, 2/1/2022	50,000	50,187
GO, 4.00%, 2/1/2022	20,000	20,122
GO, 5.00%, 4/15/2022	160,000	162,786
Series 2020A, GO, 4.00%, 1/15/2023	55,000	57,235
Penn Delco School District
Series 2013A, GO, 4.13%, 6/1/2023 (b)	25,000	26,379
Series 2013A, GO, 4.25%, 6/1/2023 (b)	25,000	26,426
Penn Manor School District
GO, 4.00%, 3/1/2022	40,000	40,377
GO, 4.00%, 3/1/2023	55,000	57,566
Pennridge School District
Series 2014A, GO, 3.00%, 2/15/2022 (b)	185,000	186,046
Series 2014B, GO, 5.00%, 2/15/2022 (b)	150,000	151,467
Pennsbury School District
GO, 5.00%, 1/15/2022	195,000	196,112
GO, 5.00%, 8/1/2025	25,000	25,793
Pennsylvania Economic Development Financing Authority, Capital Region Parking System Series C-1, Rev., AGM, GTD, 5.00%, 1/1/2022	50,000	50,181
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	800,000	798,718
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2022	935,000	942,300
Rev., 5.00%, 3/15/2022	285,000	288,880
Series 2021A, Rev., 4.00%, 10/15/2022	45,000	46,457
Series 2017A, Rev., 4.00%, 11/15/2022	175,000	181,201
Series 2014A, Rev., 5.00%, 2/1/2023	245,000	258,390
Rev., 5.00%, 3/15/2023	70,000	74,215
Series 2017A, Rev., 5.00%, 11/15/2023	65,000	70,783
Series 2014A, Rev., 5.00%, 2/1/2024	140,000	153,738
Series 2014A, Rev., 5.00%, 2/1/2025	50,000	55,974
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	30,167

Investments	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., VRDO, 0.95%, 12/1/2026 (c)	945,000	945,000
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Series 2012A, Rev., 4.00%, 12/1/2022	130,000	134,951
Rev., 5.00%, 12/1/2023	25,000	27,309
Rev., 5.00%, 12/1/2024	70,000	79,498
Pennsylvania Higher Educational Facilities Authority, Drexel University
Rev., 5.00%, 5/1/2022	35,000	35,687
Rev., 5.00%, 5/1/2023	15,000	15,988
Pennsylvania Higher Educational Facilities Authority, Philadelphia University Rev., 5.00%, 6/1/2023 (b)	20,000	21,408
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Rev., 5.00%, 6/15/2022	40,000	41,024
Series AQ, Rev., 5.00%, 6/15/2022	25,000	25,640
Series AR, Rev., 5.00%, 6/15/2022	150,000	153,839
Pennsylvania Higher Educational Facilities Authority, Temple University
Rev., 5.00%, 4/1/2022	20,000	20,316
Series 2012, Rev., 5.00%, 4/1/2022 (b)	380,000	386,091
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Rev., 5.00%, 3/1/2022	25,000	25,286
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2015C, Rev., 5.00%, 10/1/2022	230,000	239,223
Series B, Rev., 5.00%, 10/1/2022	20,000	20,802
Series 2018A, Rev., 5.00%, 2/15/2023	40,000	42,307

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2022	30,000	31,020
Series 2012A, Rev., 5.00%, 8/15/2022	30,000	31,019
Series 2016C, Rev., 5.00%, 8/15/2022	260,000	268,837
Series 2016C, Rev., 5.00%, 8/15/2023	90,000	97,266
Series 2012A, Rev., 3.25%, 8/15/2025	250,000	255,341
Pennsylvania Higher Educational Facilities Authority, Widener University Rev., 5.00%, 7/15/2022	100,000	102,808
Pennsylvania Higher Educational Facilities Authority, Windener University Rev., 5.00%, 7/15/2023 (b)	130,000	139,789
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	264,367
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program
Rev., 5.00%, 6/15/2022	115,000	117,981
5.00%, 6/15/2022	95,000	97,463
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2022	35,000	35,422
Series B, Rev., 5.25%, 8/15/2022	55,000	56,970
Series 2015B, Rev., 5.00%, 9/1/2022	50,000	51,810
Series 2019A, Rev., 5.00%, 9/1/2022	275,000	284,953
Series B, Rev., 5.00%, 9/1/2022	35,000	36,267
Series 2016B, Rev., 5.00%, 9/1/2023	120,000	129,887
Pennsylvania Turnpike Commission
Series E, Rev., 3.63%, 12/1/2021 (b)	20,000	20,000
Series 2011B, Rev., 4.00%, 12/1/2021 (b)	25,000	25,000
Series 2012A, Rev., 4.25%, 12/1/2021 (b)	125,000	125,000
Rev., 5.00%, 12/1/2021	960,000	960,000
Series 2011A, Rev., 5.00%, 12/1/2021 (b)	30,000	30,000
Series 2011E, Rev., 5.00%, 12/1/2021 (b)	90,000	90,000
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	190,000	190,000

Investments	Principal Amount ($)	Value ($)
Series 2013C, Rev., 5.00%, 12/1/2021	110,000	110,000
Series 2014C, Rev., 5.00%, 12/1/2021	50,000	50,000
Series A, Rev., 5.00%, 12/1/2021	225,000	225,000
Series E, Rev., 5.00%, 12/1/2021 (b)	25,000	25,000
Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	14,095,000	14,095,000
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.65%, 12/9/2021 (d)	25,000	25,265
Series 2016B, Rev., 5.00%, 6/1/2022	285,000	291,755
Series 2010C-3, Rev., Zero Coupon, 12/1/2022	30,000	29,808
Series 2021A, Rev., 3.00%, 12/1/2022	75,000	77,056
Rev., 5.00%, 12/1/2022	195,000	204,227
Series 2011A, Rev., 5.00%, 12/1/2022	100,000	104,732
Series 2012B, Rev., AGM, 5.00%, 12/1/2022 (b)	90,000	94,314
Series 2014A, Rev., 5.00%, 12/1/2022	75,000	78,549
Series 2015B, Rev., 5.00%, 12/1/2022	25,000	26,183
Series A, Rev., 5.00%, 12/1/2022	140,000	146,624
Series A-1, Rev., 5.00%, 12/1/2022	150,000	157,098
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	38,263
Series A-1, Rev., 5.00%, 12/1/2023	25,000	27,330
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Rev., 5.00%, 12/1/2021 (b)	370,000	370,000
Series 2012A, Rev., 5.00%, 12/1/2021 (b)	375,000	375,000
Series B, Rev., 5.00%, 12/1/2021(b)	50,000	50,000
Rev., 5.00%, 12/1/2022 (b)	75,000	78,556
Series 2012B, Rev., 5.00%, 12/1/2022	45,000	47,125
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	40,000	41,897
Rev., 5.00%, 12/1/2023	290,000	316,058

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission, Oil Franchise Tax
Series 2013A, Rev., 5.00%, 12/1/2021	125,000	125,000
Series A, Rev., 5.00%, 12/1/2022	60,000	62,883
Series 2016A, Rev., 5.00%, 12/1/2023	175,000	191,092
Pennsylvania Turnpike Commission, Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2022	30,000	30,938
Pennsylvania Turnpike Commission, Senior Lien
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	245,000	256,745
Series 2012A, Rev., 5.00%, 12/1/2022	180,000	188,517
Series 2012A, Rev., 5.00%, 12/1/2023	150,000	157,054
Penn-Trafford School District, Limited Tax GO, 4.00%, 5/1/2022	55,000	55,854
Perkasie Regional Authority. Water and Sewer System Rev., 4.00%, 2/1/2022	55,000	55,340
Perkiomen Valley School District
GO, 5.00%, 3/1/2023	25,000	26,474
GO, 5.00%, 11/15/2023	50,000	54,541
GO, 5.00%, 3/1/2024	25,000	27,597
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	23,408
Philadelphia Authority for Industrial Development
Rev., 5.00%, 4/1/2022	305,000	309,868
Rev., 5.00%, 10/1/2022	350,000	363,375
Philadelphia Authority for Industrial Development, National Board of Medical Examiners Project Rev., 5.00%, 5/1/2025	160,000	183,165
Philadelphia Gas Works Co., 1998 General Ordinance
Rev., 5.00%, 8/1/2022	190,000	195,974
Rev., 5.00%, 10/1/2022	345,000	358,539
Rev., 5.00%, 8/1/2023	50,000	53,861
Rev., 5.00%, 10/1/2025	85,000	98,955
Philipsburg-Osceola Area School District GO, 4.00%, 10/15/2022	25,000	25,801
Pittsburgh School District
GO, 4.00%, 9/1/2022	70,000	71,995
GO, 5.00%, 9/1/2022	20,000	20,719
Series 2017A, GO, 5.00%, 9/1/2022	35,000	36,259

Investments	Principal Amount ($)	Value ($)
GO, 4.00%, 9/1/2023	230,000	244,693
GO, AGM, 5.00%, 9/1/2023	25,000	27,051
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	195,000	201,862
Pocono Mountain School District GO, AGM, 4.00%, 6/15/2022	50,000	50,990
Pottstown Borough Authority Rev., GTD, 5.00%, 6/15/2022	50,000	51,272
Pottsville Hospital Authority, Schuylkill Health System Project Rev., 5.75%, 7/1/2022 (b)(f)	140,000	144,517
Quaker Valley School District GO, 5.00%, 10/1/2023	65,000	70,525
Reading Area Water Authority
Rev., 5.00%, 12/1/2021 (b)	195,000	195,000
Rev., 5.25%, 12/1/2021 (b)	210,000	210,000
Rev., AGM, 4.00%, 12/1/2023	75,000	78,836
Riverside School District
GO, 3.00%, 10/15/2023	125,000	130,779
GO, 4.00%, 10/15/2024	320,000	350,928
GO, 4.00%, 10/15/2025	275,000	308,595
Riverview School District Series 2020A, GO, AGM, 4.00%, 8/15/2022	25,000	25,647
Robinson Township Municipal Authority Rev., AGM, 3.00%, 5/15/2022	35,000	35,452
Rose Tree Media School District GO, 4.00%, 2/1/2022	160,000	160,977
Saucon Valley School District GO, 4.00%, 9/1/2022	100,000	102,789
Saxonburg Area Authority Rev., AGM, 4.00%, 3/1/2023	50,000	52,236
School District of Philadelphia (The) Series F, GO, 5.00%, 9/1/2024	100,000	112,358
Selinsgrove Area School District, Limited Tax GO, 4.00%, 3/1/2023	25,000	26,150
Somerset Area School District GO, AGM, 2.00%, 2/15/2022	190,000	190,680
Souderton Area School District GO, 2.00%, 11/1/2022	40,000	40,612
South Eastern School District GO, 4.00%, 6/1/2023	55,000	58,016
South Fayette Township School District Series 2014A, GO, AGM, 4.00%, 9/15/2022	50,000	50,531
South Wayne County Water and Sewer Authority Rev., 4.00%, 2/15/2022	25,000	25,187

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2024	300,000	337,259
Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	200,000	222,911
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2022	60,000	60,723
Rev., 4.00%, 3/1/2023	120,000	125,568
Rev., 5.00%, 3/1/2025	45,000	51,452
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts
Rev., 5.00%, 6/1/2022	205,000	209,901
Rev., 5.00%, 6/1/2023	395,000	422,742
Rev., 5.00%, 6/1/2024	20,000	22,248
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2023	35,000	37,781
Spring-Ford Area School District
Series 2016A, GO, 4.00%, 3/1/2022	75,000	75,709
Series 2016A, GO, 5.00%, 3/1/2023	50,000	52,961
St. Mary Hospital Authority, Catholic Health East Issue Series 2012A, Rev., 4.00%, 5/15/2022 (b)	35,000	35,609
State College Area School District
Series 2015B, GO, 5.00%, 5/15/2022	100,000	102,187
GO, 5.00%, 3/15/2023	50,000	53,065
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2022	50,000	51,244
State Public School Building Authority, Community College Project Rev., 5.00%, 3/1/2022	20,000	20,235
State Public School Building Authority, Dauphin County Technical School Project Rev., 5.00%, 9/15/2022	60,000	62,254
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2022	75,000	77,943
State Public School Building Authority, Jefferson County-Dubois Area Vocational Technical School Rev., AGM, 2.85%, 2/1/2022	25,000	25,105

Investments	Principal Amount ($)	Value ($)
State Public School Building Authority, The School District of Philadelphia Project Rev., 5.00%, 4/1/2022 (b)	450,000	457,136
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	17,440
State Public School Building Authority, Westmoreland County Community College
Series 2016A, Rev., AGM, 5.00%, 10/15/2022	30,000	31,210
Series 2016A, Rev., AGM, 5.00%, 10/15/2023	10,000	10,844
Steel Valley School District, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	40,000	39,741
Sto Rox School District GO, 3.00%, 12/15/2022	150,000	153,981
Susquehanna Township School District
GO, 4.00%, 5/15/2022	155,000	157,632
GO, 4.00%, 5/15/2023	25,000	26,332
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 5.00%, 9/15/2022	50,000	51,903
Towanda Area School District GO, AGM, 4.00%, 3/15/2022	50,000	50,523
Township of Derry GO, 2.00%, 11/15/2022	25,000	25,035
Township of East Brandywine GO, 3.00%, 6/1/2022 (b)	50,000	50,701
Township of Hampden GO, 4.00%, 5/15/2022	50,000	50,842
Township of Hampton GO, 4.00%, 1/1/2023	65,000	67,597
Township of Hempfield GO, 5.00%, 10/15/2023	35,000	38,022
Township of Lower Merion
Series 2020A, GO, 5.00%, 1/15/2022	25,000	25,146
Series A, GO, 4.00%, 4/15/2022	30,000	30,429
GO, 5.00%, 1/15/2023	20,000	21,075
Township of Lower Paxton
Series 2020A, GO, 2.00%, 4/1/2022	35,000	35,200
GO, 4.00%, 4/1/2024	30,000	32,428
Township of Milford GO, 5.00%, 3/1/2022	50,000	50,601

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Township of North Londonderry GO, 4.00%, 9/1/2023	70,000	74,447
Township of Palmer Series 2020A, GO, 5.00%, 11/15/2023	30,000	32,602
Township of Radnor
GO, 3.63%, 11/1/2022 (b)	40,000	41,250
GO, 3.88%, 11/1/2022 (b)	35,000	36,173
GO, 4.00%, 11/1/2022 (b)	85,000	87,963
Township of Solebury GO, 5.00%, 4/1/2022	35,000	35,555
Township of Upper Darby GO, AGM, 4.00%, 5/1/2022 (b)	25,000	25,400
Township of West Whiteland GO, 2.00%, 8/15/2022	25,000	25,091
Tredyffrin Easttown School District GO, 4.00%, 2/15/2022	50,000	50,385
Troy Area School District Bradford County
GO, 4.00%, 3/1/2022	20,000	20,186
GO, 4.00%, 3/1/2023	20,000	20,920
Tunkhannock Area School District GO, 4.00%, 1/15/2022	100,000	100,450
Union County Higher Educational Facilities Financing Authority, Bucknell University Series B, Rev., 5.00%, 4/1/2023	100,000	106,321
Unionville-Chadds Ford School District
GO, 4.00%, 6/1/2022	50,000	50,954
Series 2019A, GO, 4.00%, 6/1/2022	20,000	20,382
Upper Moreland Township School District GO, 2.00%, 8/15/2022	140,000	141,760
Upper St. Clair Township School District GO, 4.00%, 7/15/2022	100,000	102,266
Warwick School District GO, 4.00%, 2/1/2022	40,000	40,250
West Allegheny School District
GO, 5.00%, 3/1/2022 (b)	100,000	101,200
Series 2017A, GO, 4.00%, 9/1/2022	60,000	61,687
West Chester Area School District
GO, 5.00%, 3/15/2022	110,000	111,533
GO, 5.00%, 4/15/2022	20,000	20,360
Series 2012AA, GO, 4.00%, 5/15/2022	25,000	25,436

Investments	Principal Amount ($)	Value ($)
West Jefferson Hills School District
Series 2017A, GO, 5.00%, 8/1/2023	30,000	32,343
GO, 3.00%, 8/1/2024	25,000	26,700
Western Westmoreland Municipal Authority Series 2021A, Rev., AGM, 3.00%, 10/15/2023	150,000	157,337
Westmoreland County Industrial Development Authority Health System, Tax Exempt Series 2020A, Rev., 4.00%, 7/1/2022	350,000	357,313
Westmoreland County Municipal Authority Series 1999A, Rev., NATL-RE, Zero Coupon, 8/15/2022	214,000	213,492
York County School of Technology Authority, School Lease Series 2017A, Rev., 5.00%, 2/15/2022	20,000	20,193
Yough School District Series 2019A, GO, 4.00%, 10/1/2022	50,000	51,484

Total Pennsylvania		81,317,750

Rhode Island—0.7%
City of Pawtucket Series B, GO, AGM, 4.00%, 7/1/2022	25,000	25,540
Narragansett Bay Commission, Wastewater System Series C, Rev., 5.00%, 9/1/2022	25,000	25,893
Rhode Island Commerce Corp. Series 2016A, Rev., 5.00%, 6/15/2023	20,000	21,440
Rhode Island Commerce Corp., Department of Transportation
Series 2016-A, Rev., 5.00%, 6/15/2022	2,335,000	2,395,022
Series 2017A, Rev., 5.00%, 6/15/2023	135,000	144,653
Rev., 5.00%, 5/15/2025	225,000	259,568
Series 2016B, Rev., 5.00%, 6/15/2025	240,000	277,658
Rhode Island Convention Center Authority Series 2015A, Rev., 5.00%, 5/15/2022	1,225,000	1,251,690
Rhode Island Health and Educational Building Corp.
Series 2016A, Rev., 4.00%, 5/15/2022	25,000	25,431
Series A, Rev., 5.00%, 5/15/2024	150,000	165,997

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rhode Island Health and Educational Building Corp., Bong Fing Program Series 2013C, Rev., 5.00%, 5/15/2022 (b)	35,000	35,768
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Rev., 5.00%, 9/1/2022	285,000	295,293
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Bryant University Rev., VRDO, LOC: TD Bank NA, 0.06%, 12/9/2021 (c)	6,310,000	6,310,000
Rhode Island Health and Educational Building Corp., Hospital Financing Lifespan Obligated Group Issue
Rev., 5.00%, 5/15/2022	45,000	45,928
Rev., 5.00%, 5/15/2024	30,000	33,207
Rev., 5.00%, 5/15/2026	65,000	76,745
Rhode Island Health and Educational Building Corp., Providence College
Series 2012B, Rev., 5.00%, 11/1/2022	75,000	78,221
Series 2012B, Rev., 5.00%, 11/1/2023	105,000	109,375
Rhode Island Health and Educational Building Corp., Public School Financing Program
Rev., 5.00%, 5/15/2022	375,000	383,168
Series J-2, Rev., 5.00%, 5/15/2023	50,000	53,433
Rhode Island Health and Educational Building Corp., Town of East Greenwich
Series 2012A, Rev., GTD, 3.00%, 5/15/2022 (b)	50,000	50,639
Series 2012A, Rev., GTD, 5.00%, 5/15/2022 (b)	35,000	35,768
Rhode Island Health and Educational Building Corp., Town of Lincoln Series 2020B, Rev., 4.00%, 5/15/2023	90,000	94,890
Rhode Island Health and Educational Building Corp., Town of Narragansett Series 2017B, Rev., GTD, 4.00%, 5/15/2022	25,000	25,433
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity Series 70, Rev., GNMA COLL, 1.65%, 10/1/2022	25,000	25,266

Investments	Principal Amount ($)	Value ($)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2012A, Rev., 4.00%, 10/1/2022	35,000	36,113
Series 2013A, Rev., 4.00%, 10/1/2022 (b)	25,000	25,793
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	25,000	26,000
Series 2012B, Rev., 5.00%, 10/1/2022	40,000	41,604
Series 2013A, Rev., 5.00%, 10/1/2022	85,000	88,409
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	30,000	31,200
Series 2017B, Rev., 5.00%, 10/1/2022	45,000	46,801
Series C, Rev., 5.00%, 10/1/2022	35,000	36,401
Series 2016A, Rev., 5.00%, 10/1/2023	60,000	65,169
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, Pooled Loan
Series 2002B, Rev., 4.50%, 10/1/2022	25,000	25,899
Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	27,158
Rhode Island Infrastructure Bank, Green Bond Series 2018A, Rev., 5.00%, 10/1/2022	50,000	51,936
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2019A, Rev., 5.00%, 10/1/2022	150,000	155,809
Rhode Island Infrastructure Bank, Safe Drinking Water Series 2012A, Rev., 5.00%, 10/1/2022 (b)	50,000	52,001
Rhode Island Infrastructure Bank, Safe Drinking Water Revolving Fund Series 2012A, Rev., 5.00%, 10/1/2022 (b)	70,000	72,801
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2016A, Rev., 4.00%, 10/1/2022	220,000	226,623
State of Rhode Island and Providence Plantations Capital Development Loan Series 2019E, GO, 4.00%, 1/15/2022	30,000	30,138

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan
Series 2017A, GO, 5.00%, 5/1/2022	25,000	25,501
Series A, GO, 5.00%, 5/1/2022	60,000	61,203
Series 2012A, GO, 5.00%, 8/1/2022	90,000	92,886
Series 2013A, GO, 5.00%, 10/15/2022 (b)	25,000	26,047
Series 2014B, GO, 5.00%, 11/1/2022 (b)	45,000	46,979
Series 2014D, GO, 5.00%, 8/1/2023	130,000	140,220
State of Rhode Island and Providence Plantations Lease Participation Certificates, School for The Deaf Project
Series 2017D, COP, 5.00%, 4/1/2022	200,000	203,104
Series 2017D, COP, 5.00%, 4/1/2024	30,000	33,137
State of Rhode Island and Providence Plantations, Courthouse Project Series 2013A, COP, 5.00%, 10/1/2023	45,000	48,738
State of Rhode Island, Consolidated Capital Development Loan Series 2012A, GO, 4.00%, 8/1/2022 (b)	30,000	30,763
State of Rhode Island, Eleanor Slater Hospital Project Series 2018B, COP, 5.00%, 11/1/2022	200,000	208,513
State of Rhode Island, Nursing Education Center Project Series 2017A, COP, 5.00%, 6/1/2023	100,000	106,851
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2022	35,000	35,807
Series A, Rev., 5.00%, 6/1/2024	175,000	194,526
Town of Lincoln
Series 2015A, GO, 5.00%, 8/1/2022	265,000	273,459
Series 2015A, GO, 5.00%, 8/1/2023	255,000	274,869
Town of Westerly Series 2014A, GO, 5.00%, 7/1/2023	45,000	48,330

Total Rhode Island		15,136,814

Investments	Principal Amount ($)	Value ($)
South Carolina — 1.1%
Aiken County Consolidated School District
Series 2017A, GO, SCSDE, 4.00%, 4/1/2022	60,000	60,761
Series 2018B, GO, SCSDE, 5.00%, 4/1/2022	30,000	30,480
Series 2019A, GO, SCSDE, 5.00%, 4/1/2022	25,000	25,400
Anderson County School District No. 1 GO, SCSDE, 5.00%, 3/1/2022	55,000	55,663
Anderson County School District No. 4 Series 2018A, GO, SCSDE, 5.00%, 3/1/2022	80,000	80,966
Anderson County School District No. 5 GO, SCSDE, 5.00%, 3/1/2022	25,000	25,302
Beaufort County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2023	110,000	116,573
GO, SCSDE, 5.00%, 3/1/2024	30,000	33,137
Berkeley County School District
Series 2013B, GO, SCSDE, 5.00%, 3/1/2022	50,000	50,600
Series 2015A, Rev., 5.00%, 12/1/2025	20,000	21,831
Charleston Educational Excellence Finance Corp.
Rev., 5.00%, 12/1/2021	40,000	40,000
Series 2013B, Rev., 5.00%, 12/1/2021	85,000	85,000
Rev., 5.00%, 12/1/2022	90,000	94,296
Rev., 5.00%, 12/1/2024	65,000	70,999
Series 2013B, Rev., 5.00%, 12/1/2025	35,000	38,160
City of Anderson, Water and Sewer
Rev., 5.00%, 7/1/2023 (e)	2,005,000	2,111,566
Rev., 5.00%, 7/1/2024 (e)	2,520,000	2,754,761
Rev., 5.00%, 7/1/2025 (e)	1,400,000	1,582,728
Rev., 5.00%, 7/1/2026 (e)	1,450,000	1,688,141
City of Charleston
Rev., 4.00%, 1/1/2022	20,000	20,062
Rev., 5.00%, 1/1/2022	55,000	55,216
City of Charleston, Stormwater System Rev., 5.00%, 1/1/2022	65,000	65,255
City of Columbia Rev., 5.00%, 2/1/2022 (b)	90,000	90,716
City of Columbia, City Stormwater Improvements, Green Bond Rev., 5.00%, 2/1/2022	40,000	40,320
City of Columbus, Water & Sewerage
Rev., 4.00%, 2/1/2022	50,000	50,318
Rev., 3.00%, 2/1/2023	40,000	41,286

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Greenwood Rev., 5.00%, 12/1/2022	20,000	20,942
City of Rock Hill, Combined Utility System Series 2019A, Rev., 5.00%, 1/1/2022	125,000	125,475
Clemson University Series 2015B, Rev., 5.00%, 5/1/2023	70,000	74,610
Clemson University, Higher Education Bonds Rev., 5.00%, 5/1/2023	140,000	149,220
Coastal Carolina University Rev., 4.00%, 6/1/2022	75,000	76,405
Coastal Carolina University, Higher Education Rev., 5.00%, 6/1/2022	200,000	204,741
College of Charleston
Series 2012A, Rev., 3.00%, 4/1/2022	25,000	25,230
Series 2021A, Rev., 5.00%, 4/1/2023	50,000	53,119
County of Aiken, Administration Building Project GO, 3.63%, 3/1/2022 (b)	25,000	25,211
County of Dorchester
Series 2013B, GO, 5.00%, 4/1/2022	25,000	25,402
GO, 5.00%, 4/1/2023	25,000	26,577
County of Dorchester, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	90,000	93,609
County of Florence, McLeod Medical Center Project Rev., 5.00%, 11/1/2022	270,000	281,824
County of Georgetown GO, 4.00%, 3/1/2023	50,000	52,326
County of Greenville, Fountain Inn Fire Service Area and Mauldin Fire Service Area Projects Series 2016B, GO, 3.00%, 4/1/2022	20,000	20,189
County of Richland, Library Projects Series 2016B, GO, 5.00%, 3/1/2022	25,000	25,301
County of York GO, 5.00%, 4/1/2022	25,000	25,402
County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	75,000	75,360

Investments	Principal Amount ($)	Value ($)
Dorchester County School District No. 2, Growth Installment Purchase
Series 2013B, Rev., 4.00%, 12/1/2021	265,000	265,000
Series 2013B, Rev., 5.00%, 12/1/2021	40,000	40,000
Florence School District One GO, SCSDE, 5.00%, 3/1/2022	25,000	25,300
Fort Mill School District No. 4
Series 2016D, GO, SCSDE, 5.00%, 3/1/2022	60,000	60,717
Series 2012A, GO, SCSDE, 3.00%, 9/1/2022 (b)	75,000	76,572
Fort Mill School Facilities Corp., Fort Mill School District#4 Rev., 5.00%, 12/1/2022	25,000	26,201
Greenville County School District, Building Equity Sooner for Tomorrow Installment Purchase
Rev., 5.00%, 12/1/2021	275,000	275,000
Rev., 5.00%, 12/1/2022	60,000	62,895
Greenville Health System Rev., 5.00%, 5/1/2023	120,000	122,271
Greenwood Fifty Schools Facilities, Inc., Installment Purchase Rev., 5.00%, 12/1/2022	80,000	83,769
Horry County School District
Rev., 5.00%, 3/1/2022	25,000	25,303
GO, SCSDE, 5.00%, 3/1/2023	20,000	21,195
Series 2015A, GO, SCSDE, 5.00%, 3/1/2023	50,000	52,988
Joint Municipal Water & Sewer Commission, Refunding & Improvement Rev., 4.75%, 6/1/2023 (b)	20,000	21,349
Joint Municipal Water and Sewer Commission, System Improvement Series 2019B, Rev., 5.00%, 6/1/2022	50,000	51,206
Kershaw County School District, South Carolina, Projects, Public Schools Foundation Installment Purchase Rev., 5.00%, 12/1/2021	80,000	80,000
Lancaster Educational Assistance Program, Inc., School District Project Series 2013B, Rev., 5.00%, 12/1/2023	150,000	163,478
Laurens County School District No. 055, Installment Purchase, South Carolina Project Rev., 5.00%, 12/1/2021	100,000	100,000
Laurens County School District No. 056 GO, SCSDE, 2.00%, 3/1/2022	30,000	30,127

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Lee County School Facilities, Inc. Rev., AGM, 5.00%, 12/1/2022	25,000	26,175
Lexington County Health Services District, Inc., LexMed Obligated Group Rev., 5.00%, 11/1/2022	200,000	208,626
Lexington County School District No. 1
Series 2011C, GO, SCSDE, 4.00%, 2/1/2022 (b)	30,000	30,190
Series 2011C, GO, SCSDE, 5.00%, 2/1/2022 (b)	135,000	136,074
Series 2013B, GO, SCSDE, 5.00%, 2/1/2022	60,000	60,480
Series 2015A, GO, SCSDE, 5.00%, 2/1/2022	25,000	25,200
Series 2013A, GO, SCSDE, 5.00%, 3/1/2022	25,000	25,302
Series 2013B, GO, SCSDE, 4.13%, 2/1/2023 (b)	25,000	26,139
Series 2013B, GO, SCSDE, 4.25%, 2/1/2023 (b)	25,000	26,176
Series 2017C, GO, SCSDE, 5.00%, 2/1/2023	100,000	105,538
Lexington One School Facilities Corp., Lexington County School District No. 1 Rev., 5.00%, 12/1/2022	60,000	62,882
Lexington School District No. 2 Educational Facilities Corp. Series 2015B, Rev., 5.00%, 12/1/2021	170,000	170,000
Newberry Investing in Children’s Education, School District of Newberry County Rev., 5.00%, 12/1/2021	70,000	70,000
North Charleston Public Facilities Corp.
Rev., 3.25%, 6/1/2022 (b)	25,000	25,375
Rev., 5.00%, 6/1/2022 (b)	25,000	25,595
Rev., 5.00%, 6/1/2022	100,000	102,350
Oconee County School District GO, SCSDE, 5.00%, 3/1/2022	500,000	506,011
Orangeburg County School District No. 4 GO, SCSDE, 3.00%, 2/1/2022	35,000	35,156
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ: Royal Bank of Canada, 4.00%, 2/1/2024 (c)	75,000	80,300

Investments	Principal Amount ($)	Value ($)
Piedmont Municipal Power Agency
Series 2021A, Rev., 3.00%, 1/1/2022	50,000	50,112
Series 2012B, Rev., 4.00%, 1/1/2022	415,000	416,273
Series 2015A, Rev., 5.00%, 1/1/2022	20,000	20,077
Subseries A-2, Rev., NATL-RE, Zero Coupon, 1/1/2023	75,000	74,456
Series 2017B, Rev., 5.00%, 1/1/2024	335,000	366,739
Series 2015A, Rev., 5.00%, 1/1/2025	360,000	408,763
Rev., NATL-RE, 5.38%, 1/1/2025	105,000	119,849
Renewable Water Resources, Sewer System Rev., 5.00%, 1/1/2022 (b)	300,000	301,174
Richland County School District No. 2
Series 2015A, GO, SCSDE, 5.00%, 2/1/2022	45,000	45,355
GO, SCSDE, 5.00%, 3/1/2022	190,000	192,260
Series 2013B, GO, SCSDE, 5.00%, 5/1/2022	25,000	25,497
SCAGO Educational Facilities Corp. for Calhoun School District Rev., 5.00%, 12/1/2022	20,000	20,942
SCAGO Educational Facilities Corp. for Colleton School District Rev., 5.00%, 12/1/2021	165,000	165,000
SCAGO Educational Facilities Corp. for Pickens School District
Rev., 5.00%, 12/1/2021	635,000	635,000
Rev., 5.00%, 12/1/2022	80,000	83,777
Rev., 5.00%, 12/1/2023	105,000	114,655
Rev., 5.00%, 12/1/2025	140,000	161,109
Scago Educational Facilities Corp. for Union School District Rev., 5.00%, 12/1/2022	20,000	20,920
South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2023	125,000	131,847
South Carolina Jobs-Economic Development Authority, Bon Secours Health System, Inc. Rev., 3.75%, 11/1/2022 (b)	20,000	20,644
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	300,000	349,252

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority, Conway Hospital, Inc., Project Rev., 4.00%, 7/1/2022 (b)	70,000	71,548
South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement, Mcleod Health Projects Rev., 5.00%, 11/1/2022	390,000	407,079
South Carolina Public Service Authority
Series 2011B, Rev., 5.00%, 12/1/2021 (b)	110,000	110,000
Series 2014C, Rev., 5.00%, 12/1/2021	190,000	190,000
Series A, Rev., 5.00%, 12/1/2021 (b)	305,000	305,000
Series C, Rev., 5.00%, 12/1/2021	1,000,000	1,000,000
Series A, Rev., 5.00%, 12/1/2026	160,000	183,925
South Carolina Public Service Authority, Santee Cooper
Series 2011B, Rev., 4.00%, 12/1/2021 (b)	165,000	165,000
Series 2011B, Rev., 5.00%, 12/1/2021 (b)	80,000	80,000
Series 2012A, Rev., 5.00%, 12/1/2021	250,000	250,000
Series 2012-D, Rev., 5.00%, 6/1/2022 (b)	1,285,000	1,315,850
Series 2014C, Rev., 5.00%, 12/1/2022	60,000	62,839
Series 2014C, Rev., 5.00%, 12/1/2023	85,000	92,816
South Carolina Transportation Infrastructure Bank
Series 2016A, Rev., 5.00%, 10/1/2022	25,000	25,983
Series 2015A, Rev., 5.00%, 10/1/2023	55,000	59,728
Series 2015A, Rev., 5.00%, 10/1/2024	25,000	28,253
Spartanburg County School District No. 2 GO, SCSDE, 2.50%, 3/1/2023	100,000	102,482
St. Peters Parish-Jasper County Public Facilities Corp., Office Building Project Series 2021B, Rev., 2.00%, 6/1/2022	165,000	166,221
State of South Carolina, University of South Carolina Series 2015B, GO, 5.00%, 4/1/2022	45,000	45,729
Town of Hilton Head Island

Investments	Principal Amount ($)	Value ($)
Series 2016A, GO, 4.00%, 12/1/2021	25,000	25,000
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2022	50,000	51,589
Town of Lexington, Waterworks and Sewer System Combined Rev., 5.00%, 6/1/2022	25,000	25,596
Town of Summerville, Hospitality Fee Pledge Series 2015B, Rev., 5.00%, 10/1/2023	300,000	324,234
University of South Carolina, Athletic Facilities
Rev., 5.00%, 5/1/2022	25,000	25,501
Series 2017B, Rev., 5.00%, 5/1/2022	30,000	30,602
Series 2017B, Rev., 5.00%, 5/1/2024	410,000	454,639
Series 2017B, Rev., 5.00%, 5/1/2025	530,000	608,476
University of South Carolina, Higher Education Rev., 5.00%, 5/1/2022	75,000	76,504
University of South Carolina, Higher Education Facilities
Rev., 5.00%, 5/1/2022	165,000	168,308
Rev., 5.00%, 5/1/2023	90,000	96,060
Rev., 5.00%, 5/1/2024	25,000	25,469
Rev., 5.00%, 5/1/2025	70,000	80,725

Total South Carolina		24,420,277

South Dakota—0.4%
Bon Homme School District No. 4-2, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,868
City of Rapid City, Sales Tax Rev., 4.00%, 12/1/2021 (b)	35,000	35,000
City of Rapid City,Sales Tax Rev., 5.00%, 6/1/2022	50,000	51,188
City of Sioux Falls, Sales Tax
Series 2012A, Rev., 4.00%, 11/15/2022	115,000	119,165
Series 2017A, Rev., 5.00%, 11/15/2022	175,000	183,002
Series 2020A, Rev., 5.00%, 11/15/2022	25,000	26,143
Codington Grant Etc Counties School District No. 14-4 Watertown GO, 5.00%, 6/15/2022	650,000	666,138
County of Minnehaha, Limited Tax Series 2014A, COP, 5.00%, 12/1/2021	125,000	125,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ( $)
County of Pennington Series 2015A, COP, 4.00%, 12/1/2023	115,000	123,289
County of Pennington, Limited Tax
Series 2017A, COP, 3.00%, 12/1/2021	225,000	225,000
Series 2017A, COP, 3.00%, 6/1/2023	25,000	25,921
Lennox School District Lincoln Minnehaha & Turner Counties No. 41-4 GO, 4.00%, 7/1/2022	70,000	71,421
Rapid City Area School District No. 51-4, Capital Outlay Limited Tax Series 2017B, GO, 5.00%, 1/1/2023	25,000	26,276
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay
Series 2017B, GO, 5.00%, 1/1/2022	40,000	40,155
GO, 4.00%, 8/1/2023	630,000	668,205
Sioux Falls School District No. 49-5, Limited Tax, Capital Outlay GO, 4.25%, 1/1/2022 (b)	20,000	20,066
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2023	55,000	58,393
South Dakota Conservancy District, State Revolving Fund Program
Series 2012B, Rev., 5.00%, 8/1/2022	20,000	20,639
Series 2014B, Rev., 5.00%, 8/1/2022	100,000	103,192
South Dakota Health & Educational Facilities Authority, Avera Health Issue Rev., 5.00%, 7/1/2022	25,000	25,688
South Dakota Health and Educational Facilities Authority, Regional Health
Rev., 5.00%, 9/1/2022	210,000	217,422
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	85,000	88,674
South Dakota Health and Educational Facilities Authority, Sanford Obligated Group
Rev., 5.00%, 11/1/2025	75,000	87,672
Rev., 5.00%, 11/1/2026	250,000	291,393
South Dakota Health and Educational Facilities Authority, Vocational Education Program

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 8/1/2022	20,000	20,630
Series 2015B, Rev., 5.00%, 8/1/2022	50,000	51,576
South Dakota Housing Development Authority, Homeownership Mortgage Series 2020C, Rev., GNMA/FNMA/FHLMC COLL, 0.35%, 11/1/2022	530,000	530,139
Series 2019A, Rev., 1.90%, 11/1/2022	55,000	55,772
Series D, Rev., 2.55%, 11/1/2022	70,000	71,358
South Dakota State Building Authority
Series 2017A, Rev., 4.00%, 6/1/2022	50,000	50,919
Series 2018A, Rev., 4.00%, 6/1/2022	25,000	25,460
Series 2019A, Rev., 4.00%, 6/1/2022	90,000	91,654
Series 2013B, Rev., 5.00%, 6/1/2022	80,000	81,868
Series 2015B, Rev., 5.00%, 6/1/2022	35,000	35,817
Series A, Rev., 5.00%, 6/1/2022	50,000	51,167
Series E, Rev., 5.00%, 6/1/2022	25,000	25,584
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	200,000	207,208
Series 2014D, Rev., 5.00%, 9/1/2022	80,000	82,797
Series 2020C, Rev., 3.00%, 6/1/2023	35,000	36,370
Series 2019A, Rev., 4.00%, 6/1/2023	140,000	147,569
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	32,590
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	28,038
Tender Option Bond Trust Receipts/Certificates Series 2020-XG0302, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 12/9/2021 (c)(f)	3,680,000	3,680,000

Total South Dakota		8,656,426

Tennessee—1.2%
Chattanooga Health Educational and Housing Facility Board Series 2013A, Rev., 5.00%, 1/1/2023 (b)	100,000	105,017

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	1,670,000	1,758,278
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	143,263
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2022	75,000	77,726
City of Clarksville
Rev., 5.00%, 2/1/2023 (b)	50,000	52,757
GO, 3.00%, 6/1/2023	25,000	26,013
City of Clarksville, Electric System Rev., 2.00%, 9/1/2022	50,000	50,690
City of Clarksville, Water Sewer and Gas
Rev., 5.00%, 2/1/2022 (b)	90,000	90,716
Rev., 5.00%, 2/1/2023	30,000	31,669
City of Franklin, Public Improvement GO, 5.00%, 4/1/2022	50,000	50,806
City of Gallatin GO, 5.00%, 1/1/2023	30,000	31,552
City of Jackson Rev., 5.00%, 4/1/2022	25,000	25,389
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2022	45,000	46,085
City of Kingsport
GO, 5.00%, 3/1/2022	25,000	25,301
Series 2017A, GO, 5.00%, 3/1/2022	150,000	151,803
Series 2016B, GO, 4.00%, 3/1/2023	40,000	41,861
City of Knoxville
Series 2016GG, Rev., 5.00%, 7/1/2022	25,000	25,698
Series 2017HH, Rev., 5.00%, 7/1/2022	35,000	35,978
Series 2017-II, Rev., 5.00%, 7/1/2022	20,000	20,559
Rev., 5.00%, 4/1/2023	35,000	37,212
Series 2015A, Rev., 5.00%, 4/1/2023	95,000	101,005
City of Knoxville, Wastewater System
Series 2015A, Rev., 5.00%, 4/1/2022	25,000	25,399
Series 2017A, Rev., 5.00%, 4/1/2022	25,000	25,399
City of Lenoir City Series 2020B, Rev., 3.00%, 6/1/2023	165,000	171,612
City of Maryville Series 2017B, GO, 5.00%, 6/1/2023	25,000	26,756
City of Memphis

Investments	Principal Amount ($)	Value ($)
Series 2014B, GO, 5.00%, 4/1/2022	20,000	20,318
Rev., 5.00%, 10/1/2022	20,000	20,795
Rev., 4.00%, 12/1/2022	35,000	36,340
Series 2020A, Rev., 4.00%, 12/1/2022	35,000	36,340
Series 2014A, GO, 5.00%, 11/1/2023	25,000	27,243
City of Memphis, Electric System Rev., 5.00%, 12/1/2021	90,000	90,000
City of Memphis, General Improvement
GO, 5.00%, 5/1/2022	30,000	30,596
GO, 5.00%, 6/1/2022	75,000	76,789
GO, 5.00%, 5/1/2023	100,000	106,660
City of Memphis, Sanitary Sewerage System
Rev., 4.00%, 7/1/2022	50,000	51,119
Rev., 5.00%, 10/1/2022	45,000	46,808
City of Morristown
GO, 5.00%, 9/1/2022	30,000	31,072
GO, 5.00%, 6/1/2023	25,000	26,764
City of Murfreesboro
Series 2020C, GO, 3.00%, 2/1/2022	135,000	135,637
GO, 5.00%, 6/1/2022	50,000	51,208
Series 2016C, GO, 5.00%, 6/1/2022	60,000	61,450
Series 2016B, GO, 5.00%, 12/1/2022	25,000	26,203
Series 2020C, GO, 3.00%, 2/1/2023	95,000	98,099
GO, 5.00%, 6/1/2023	90,000	96,419
County of Bradley GO, 5.00%, 6/1/2022	20,000	20,471
County of Franklin
GO, 5.00%, 6/1/2022	45,000	46,076
GO, 5.00%, 6/1/2023	100,000	106,976
County of Hamilton
GO, 3.00%, 3/1/2022	25,000	25,180
Series 2015B, GO, 5.00%, 3/1/2022	20,000	20,242
Series 2018A, GO, 5.00%, 4/1/2022	35,000	35,567
Series 2015A, GO, 5.00%, 5/1/2022	75,000	76,520
Series 2015A, GO, 5.00%, 5/1/2023	60,000	64,084
County of Hawkins
Series 2021C, GO, 3.00%, 3/1/2023	115,000	118,686
GO, 5.00%, 6/1/2023	25,000	26,701

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Knox Series 2020A, GO, 5.00%, 8/1/2022	30,000	30,966
County of Lawrence GO, 4.00%, 5/1/2022	25,000	25,384
County of Lincoln GO, 5.00%, 5/1/2022	40,000	40,788
County of Madison
GO, 5.00%, 4/1/2022	100,000	101,586
GO, 5.00%, 4/1/2023	50,000	53,132
County of Maury GO, 5.00%, 4/1/2024	30,000	33,233
County of Montgomery, Public Improvement GO, 4.00%, 4/1/2022	40,000	40,510
County of Putnam
GO, 4.00%, 4/1/2022	40,000	40,510
GO, 5.00%, 4/1/2022	25,000	25,402
County of Rutherford
GO, 3.00%, 4/1/2022 (b)	20,000	20,187
GO, 4.00%, 4/1/2022	135,000	136,713
GO, 5.00%, 4/1/2022	100,000	101,600
Series 2013A, GO, 5.00%, 4/1/2022	40,000	40,640
County of Shelby
Series 2012A, GO, 4.00%, 3/1/2022	145,000	146,392
Series A, GO, 5.00%, 3/1/2022	50,000	50,604
Series 2015A, GO, 5.00%, 4/1/2022	50,000	50,807
Series 2019B, GO, 5.00%, 4/1/2022	50,000	50,806
Series 2019B, GO, 5.00%, 4/1/2023	15,000	15,954
County of Shelby, Public Improvement
Series 2017A, GO, 5.00%, 4/1/2022	30,000	30,484
Series 2019A, GO, 5.00%, 4/1/2022	75,000	76,210
County of Sullivan
Series 2015A, GO, 5.00%, 4/1/2022	25,000	25,402
GO, 5.00%, 5/1/2022	50,000	51,002
County of Sumner, School and Public Improvement
GO, 5.00%, 12/1/2021	20,000	20,000
GO, 5.00%, 12/1/2022	125,000	131,031
County of Washington Series 2016A, GO, 4.00%, 6/1/2023	20,000	21,109
County of Williamson GO, 5.00%, 4/1/2022 (b)	60,000	60,964

Investments	Principal Amount ($)	Value ($)
County of Williamson, District School GO, 5.00%, 4/1/2023 (b)	30,000	31,905
County of Williamson, School and Public Improvement
Series 2015B, GO, 2.00%, 4/1/2022	100,000	100,618
GO, 5.00%, 5/1/2022	175,000	178,516
County of Wilson
Series 2017B, GO, 4.00%, 4/1/2022	50,000	50,641
Series 2017B, GO, 4.00%, 4/1/2023	25,000	26,252
Franklin Special School District, Limited Tax GO, 4.00%, 6/1/2022	30,000	30,574
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2022	90,000	92,466
Series 2018A, Rev., 5.00%, 7/1/2025	440,000	470,816
Greeneville Health and Educational Facilities Board, People RD Portfolio Project Rev., VRDO, 1.45%, 12/1/2021 (c)	25,000	25,000
Hallsdale-Powell Utility District, Water and Sewer Rev., 5.00%, 4/1/2023	45,000	47,826
Health Educational and Housing Facility Board of the City of Memphis (The), Burkle and Main Apartments Project Rev., 1.40%, 5/1/2022 (c)	125,000	125,593
Jackson Energy Authority Rev., 5.00%, 12/1/2021	30,000	30,000
Johnson City Energy Authority, Electric System Rev., 5.00%, 5/1/2022	50,000	51,007
Knox County First Utility District, Water & Sewer Rev., 4.00%, 12/1/2022	20,000	20,766
Knox County Health Educational & Housing Facility Board, Covenant Health
Series 2012A, Rev., 5.00%, 1/1/2022	20,000	20,076
Series 2012A, Rev., 4.00%, 1/1/2023	55,000	57,179
Series 2012A, Rev., 5.00%, 1/1/2024	25,000	26,218

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Knox County Health Educational & Housing Facility Board, Covenant Village Project, Multi-Family Rev., 0.30%, 8/1/2022 (c)	475,000	475,138
Mallory Valley Utility District, Waterworks System Rev., 5.00%, 9/1/2023	75,000	81,138
Memphis Center City Revenue Finance Corp. Series A, Rev., 4.00%, 2/1/2022	125,000	125,786
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Series 2012D, Rev., 5.00%, 10/3/2022 (b)	50,000	51,983
Metropolitan Government Nashville and Davidson County Sports Authority Series 2013A, Rev., 4.13%, 8/1/2023 (b)	40,000	42,571
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2023	130,000	136,914
Series 2021B, Rev., 4.00%, 10/1/2024	170,000	182,644
Series 2021B, Rev., 4.00%, 10/1/2025	170,000	186,206
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities, The Vanderbilt University Series 2012D, Rev., 4.00%, 10/3/2022 (b)	130,000	134,070
Metropolitan Government Nashville and Davidson County, Sports Authority, Public Improvement Rev., 5.00%, 7/1/2023	85,000	91,261
Metropolitan Government of Nashville and Davidson County
Series 2013A, GO, 5.00%, 1/1/2022	20,000	20,079
Series 2021C, GO, 5.00%, 1/1/2022	50,000	50,198
GO, 4.00%, 7/1/2022 (b)	20,000	20,445
GO, 5.00%, 7/1/2022 (b)	240,000	246,734
GO, 5.00%, 7/1/2022	175,000	179,962
Series 2015A, GO, 5.00%, 7/1/2022	165,000	169,679
Series 2015C, GO, 5.00%, 7/1/2022	200,000	205,671

Investments	Principal Amount ($)	Value ($)
Series 2012A, GO, 4.00%, 10/1/2022	25,000	25,804
Series 2013A, GO, 5.00%, 1/1/2023 (b)	25,000	26,282
Series 2014A, Rev., 5.00%, 5/15/2023	20,000	21,392
Series 2017B, Rev., 5.00%, 5/15/2023	20,000	21,391
Rev., 5.00%, 7/1/2023 (b)	100,000	107,416
GO, 5.00%, 7/1/2023	70,000	75,284
GO, 5.00%, 7/1/2023 (b)	80,000	85,933
Series A, GO, 5.00%, 7/1/2023	60,000	64,529
Metropolitan Government of Nashville and Davidson County, Electric System Series 2015A, Rev., 5.00%, 5/15/2022	20,000	20,443
Metropolitan Government of Nashville and Davidson County, Water and Sewer
Series A, Rev., AGM, 5.25%, 1/1/2022 (b)	25,000	25,103
Series 2017A, Rev., 4.00%, 7/1/2022	50,000	51,128
Rev., 5.00%, 7/1/2022	95,000	97,694
Series 2020B, Rev., 5.00%, 7/1/2022	50,000	51,418
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	26,887
Series 2020B, Rev., 5.00%, 7/1/2023	35,000	37,642
Metropolitan Nashville Airport Authority (The) Series 2015A, Rev., 4.00%, 7/1/2022	70,000	71,562
Public Building Authority of Sevier County (The), Local Government Public Improvement Rev., VRDO, GTD, LOC: Bank of America NA, 0.06%, 12/9/2021 (c)	13,365,000	13,365,000
Rutherford County Consolidated Utility District Rev., 4.00%, 2/1/2022	140,000	140,887
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2022	345,000	351,785
Series 2017A, Rev., 5.00%, 5/1/2023	165,000	175,891
Series 2017A, Rev., 5.00%, 5/1/2025	160,000	183,691

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Shelby County Health Educational and Housing Facilities Board, The Village of Germantown
Rev., 5.00%, 12/1/2022 (b)	350,000	364,512
Rev., 5.38%, 12/1/2022 (b)	80,000	84,071
State of Tennessee Series 2021A, GO, 5.00%, 11/1/2022	20,000	20,881
Tennessee Energy Acquisition Corp., Gas Project Series 2006A, Rev., 5.25%, 9/1/2022	120,000	124,317
Tennessee Housing Development Agency, Residential Finance Program Series 1C, Rev., 3.00%, 7/1/2023	25,000	25,889
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2012A, Rev., 5.00%, 5/1/2022 (b)	20,000	20,397
Rev., 5.00%, 11/1/2022	235,000	245,358
Series 2013A, Rev., 5.00%, 11/1/2022	25,000	26,102
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	55,000	57,393
Series 2018A, Rev., 5.00%, 11/1/2022	65,000	67,865
Series B, Rev., 5.00%, 11/1/2022	20,000	20,881
Series A, Rev., 5.00%, 11/1/2023	65,000	70,857
Series B, Rev., 5.00%, 11/1/2023	50,000	54,505
Series B, Rev., 5.00%, 11/1/2024	20,000	22,674
The Health and Educational Facilities Board, Ballad Health Series 2018A, Rev., 5.00%, 7/1/2024	100,000	107,119
Town of Collierville Series 2015A, GO, 5.00%, 1/1/2022	75,000	75,295
Wilson County Tenth Special School District, Limited Obligation School GO, 4.00%, 4/1/2022	40,000	40,506

Total Tennessee		26,452,039

Texas — 9.9%
Abilene Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2022	55,000	55,545

Investments	Principal Amount ($)	Value ($)
Addicks Utility District, Waterworks & Sewer System, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	495,000	525,100
Alamo Community College District, Financing System Senior Lien Series 2012A, Rev., 5.00%, 11/1/2022	75,000	78,327
Alamo Community College District, Maintenance Tax
GO, 4.00%, 2/15/2022	95,000	95,731
GO, 5.50%, 2/15/2022	85,000	85,928
Alamo Community College District, Maintenence Tax GO, 5.00%, 2/15/2023	20,000	21,161
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien
Rev., 5.00%, 6/15/2022	115,000	117,994
Rev., 5.00%, 6/15/2023	50,000	53,656
Aldine Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 5.00%, 2/15/2022	45,000	45,446
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, Zero Coupon, 2/15/2022	85,000	84,957
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,423
Alief Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,197
Allen Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, Zero Coupon, 2/15/2022 (b)	100,000	71,357
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	40,000	40,394
Allen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	55,000	58,172
Alvin Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2022	100,000	100,978
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,196
Amarillo College GO, 5.00%, 2/15/2023	90,000	94,965
Amarillo College, Limited Tax GO, 3.00%, 2/15/2023	35,000	36,092

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2022	60,000	61,611
Series 2021A, Rev., 5.00%, 8/15/2023	155,000	164,733
Arlington Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,198
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	26,440
Aubrey Independent School District, Capital Appreciation, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2023	45,000	44,802
Austin Community College District Rev., 3.25%, 2/1/2022 (b)	75,000	75,379
Austin Community College District Public Facility Corp. Series 2018C, Rev., 5.00%, 8/1/2022	100,000	103,185
Austin Community College District Public Facility Corp., Hays New Campus Project Rev., 4.00%, 8/1/2022 (b)	25,000	25,636
Austin Community College District Public Facility Corp., Highland Campus—Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	26,939
Austin Community College District Public Facility Corp., Round Rock Campus Rev., 5.00%, 8/1/2022	25,000	25,796
Austin Community College District, Combined Fee Series 2016A, Rev., 4.00%, 2/1/2023	150,000	156,582
Austin Community College District, Limited Tax
GO, 5.00%, 8/1/2022	50,000	51,596
GO, 5.00%, 8/1/2023	45,000	48,530
Austin Independent School District, Unlimited Tax Series 2014B, GO, 5.00%, 8/1/2022	20,000	20,643
Barbers Hill Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	165,000	166,634
GO, 5.00%, 2/15/2023	120,000	126,561
GO, PSF-GTD, 5.00%, 2/15/2023	70,000	73,949

Investments	Principal Amount ($)	Value ($)
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	36,975
Bastrop Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	140,000	142,768
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	45,733
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022 (b)	115,000	116,132
Bexar County Hospital District GO, 5.00%, 2/15/2022	85,000	85,828
Bexar County Hospital District, Limited Tax
GO, 5.00%, 2/15/2022	55,000	55,536
GO, 5.00%, 2/15/2023	230,000	243,091
Birdville Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	45,000	45,446
Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,247
Board of Regents of the University of Texas System
Series 2006C, Rev., 5.00%, 8/15/2022	30,000	31,019
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	25,000	25,854
Series 2014A, Rev., 5.00%, 8/15/2022	20,000	20,680
Series 2017C, Rev., 5.00%, 8/15/2022	20,000	20,680
Series 2006C, Rev., 5.00%, 8/15/2023	175,000	189,128
Series 2012A, Rev., 5.00%, 8/15/2023	20,000	21,615
Series 2016C, Rev., 5.00%, 8/15/2023	30,000	32,422
Board of Regents of the University of Texas System, Financing System
Series 2012A, Rev., 5.00%, 2/15/2022 (b)	35,000	35,345
Series 2010B, Rev., 5.00%, 8/15/2022	205,000	211,967
Series 2012A, Rev., 5.00%, 8/15/2022	145,000	149,928
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	255,000	263,709

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016C, Rev., 5.00%, 8/15/2022	105,000	108,569
Series 2016D, Rev., 5.00%, 8/15/2022	25,000	25,850
Series 2016E, Rev., 5.00%, 8/15/2022	185,000	191,288
Series 2016-I, Rev., 5.00%, 8/15/2022	410,000	423,935
Series 2016J, Rev., 5.00%, 8/15/2022	155,000	160,268
Series 2016D, Rev., 5.00%, 8/15/2023	75,000	81,055
Series 2017C, Rev., 5.00%, 8/15/2023	65,000	70,248
Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2022 (b)	50,000	50,398
Brazoria County Municipal Utility District No. 17, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	50,000	53,040
Brazosport Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	50,000	50,491
Brazosport Water Authority, Water Supply System Series 2015C, Rev., 4.00%, 9/1/2022	25,000	25,690
Brock Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	55,000	56,877
Brownwood Independent School District, Unlimited Tax GO, 5.00%, 2/15/2022	25,000	25,245
Bryan Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,146
GO, PSF-GTD, 3.25%, 2/15/2023	180,000	186,598
GO, PSF-GTD, 4.00%, 2/15/2023	185,000	193,448
Buna Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.25%, 8/15/2023	80,000	81,671
Burleson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	25,000	26,348

Investments	Principal Amount ($)	Value ($)
Calhoun County Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,198
Canadian River Municipal Water Authority Rev., 5.00%, 2/15/2022	150,000	151,477
Canyon Regional Water Authority , Tax-Exempt Rev., 5.00%, 8/1/2022	205,000	211,600
Canyon Regional Water Authority, Wells Ranch I Project Rev., 5.00%, 8/1/2022	30,000	30,966
Capital Area Housing Finance Corp., Multi-Family Housing, Mission Trail at El Camino Real Apartments Rev., 2.10%, 9/1/2022 (c)	125,000	125,155
Carrizo Springs Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	60,000	61,606
Carroll Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	60,000	60,583
GO, PSF-GTD, 5.00%, 2/15/2023	35,000	36,988
Carrollton-Farmers Branch Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	105,000	106,040
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	50,000	50,493
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,429
Cedar Hill Independent School District, Unlimited Tax Series 2012-A, GO, PSF-GTD, 5.00%, 8/15/2022 (b)	30,000	31,018
Series 2012-A, GO, PSF-GTD, Zero Coupon, 2/15/2023	240,000	239,088
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	50,000	52,880
Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023	75,000	79,325
Center Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	47,522

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority Series 2013A, Rev., 5.00%, 1/1/2022	150,000	150,569
Central Texas Regional Mobility Authority, Senior Lien Rev., 5.00%, 1/1/2022	20,000	20,076
Central Texas Regional Mobility Authority, Subordinated Lien
Rev., 5.00%, 1/1/2023(b)	325,000	341,304
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	670,000	743,389
Central Texas Turnpike System
Series 2002-A, Rev., AMBAC, Zero Coupon, 8/15/2022	125,000	124,756
Series 2002-A, Rev., AGM-CR, AMBAC, Zero Coupon, 8/15/2022	30,000	29,952
Series 2012-A, Rev., 5.00%, 8/15/2022 (b)	805,000	832,420
Series 2012-A, Rev., AGM-CR, 5.00%, 8/15/2022(b)	180,000	186,147
Series C, Rev., 5.00%, 8/15/2022	175,000	179,638
Cinco Southwest Municipal Utility District No. 1 Rev., GTD, 3.00%, 12/1/2021	100,000	100,000
City of Abilene
GO, 4.00%, 2/15/2022	325,000	327,527
GO, 5.00%, 2/15/2022 (b)	105,000	106,034
GO, 4.00%, 2/15/2023	125,000	130,662
GO, 5.00%, 2/15/2024	25,000	27,524
City of Abilene, Combination Tax
GO, 4.00%, 2/15/2022	85,000	85,661
GO, 5.00%, 2/15/2022	130,000	131,274
City of Albany, Combination Tax GO, AGM, 4.00%, 2/1/2023	30,000	31,148
City of Alice Series A, GO, AGM, 3.00%, 2/1/2022	100,000	100,430
City of Allen GO, 4.00%, 8/15/2022	40,000	41,067
City of Amarillo
GO, 4.00%, 5/15/2022	25,000	25,437
GO, 4.00%, 2/15/2023	25,000	26,132
Rev., 5.00%, 4/1/2023	20,000	21,259
City of Amarillo, Waterworks and Sewer System Rev., 5.00%, 4/1/2022	20,000	20,323
City of Arlington Series 2013A, Rev., 3.00%, 6/1/2023	50,000	52,057

Investments	Principal Amount ($)	Value ($)
City of Arlington, Permanent Improvement
Series B, GO, 3.00%, 8/15/2022	25,000	25,495
GO, 5.00%, 8/15/2023	25,000	27,010
City of Arlington, Water & Wastewater System Series 2013B, Rev., 3.00%, 6/1/2022	50,000	50,699
City of Austin
GO, 5.00%, 5/1/2022	55,000	56,100
GO, 5.00%, 9/1/2022	285,000	295,249
Series 2011A, GO, 5.00%, 9/1/2022	50,000	51,798
Series 2015A-1, Rev., 5.00%, 11/15/2022	130,000	135,957
GO, 5.00%, 9/1/2023	25,000	27,060
Series 2013A, Rev., 5.00%, 11/15/2023	20,000	21,368
Series 2012A, Rev., 5.00%, 11/15/2024	150,000	156,874
Series 2013A, Rev., 5.00%, 11/15/2024	25,000	26,690
City of Austin, Electric Utility System Series 2015A, Rev., 5.00%, 11/15/2022	95,000	99,363
City of Austin, Public Improvement
GO, 5.00%, 9/1/2022	220,000	227,911
GO, 5.00%, 11/1/2022	25,000	26,097
GO, 5.00%, 9/1/2023	70,000	75,768
City of Austin, Public Property Financing GO, 5.00%, 11/1/2022	85,000	88,730
City of Austin, Water & Wastewater System
Rev., 5.00%, 11/15/2022	100,000	104,583
Rev., 5.00%, 11/15/2023	20,000	20,897
Rev., 5.00%, 11/15/2024	50,000	50,199
Rev., 5.00%, 11/15/2026	280,000	281,112
City of Baytown
GO, 5.00%, 2/1/2022	170,000	171,339
GO, 5.00%, 2/1/2023	275,000	289,996
City of Beaumont
Series 2020A, GO, 5.00%, 3/1/2022	65,000	65,777
GO, 5.00%, 3/1/2023	50,000	52,903
City of Beaumont, Waterworks & Sewer System
Rev., 5.00%, 9/1/2022 (b)	55,000	56,982
Series A, Rev., AGM, 5.00%, 9/1/2022	105,000	108,679
City of Boerne GO, 4.00%, 3/1/2022	175,000	176,654

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Brownsville
GO, 4.00%, 2/15/2022	265,000	267,006
Series 2013A, Rev., 5.00%, 9/1/2022	95,000	98,256
Series 2013A, Rev., 5.00%, 9/1/2023	100,000	107,763
City of Brownsville, Utilities System
Rev., AGM, 5.00%, 9/1/2022	150,000	155,140
Series 2013A, Rev., 5.00%, 9/1/2024	100,000	107,764
City of Bryan
Rev., 4.00%, 7/1/2022	50,000	51,107
Rev., 5.00%, 7/1/2022	60,000	61,662
GO, 3.00%, 8/15/2022	30,000	30,592
GO, 4.00%, 8/15/2022	50,000	51,337
Rev., 5.00%, 7/1/2023	25,000	26,825
Series 2021A, Rev., AGM, 5.00%, 7/1/2023	200,000	214,601
Rev., AGM, 5.00%, 7/1/2024	490,000	546,421
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	245,000	273,076
City of Bryan, Rural Electric System
Rev., 5.00%, 7/1/2022	105,000	107,908
City of Buda
GO, 5.00%, 8/15/2024	20,000	22,445
City of Buda, Combination Tax
GO, 5.00%, 8/15/2022	105,000	108,531
City of Burleson
GO, 4.00%, 3/1/2022	35,000	35,327
GO, 5.00%, 3/1/2023	370,000	391,531
City of Cedar Hill, Refunding & Improvement
GO, 5.00%, 2/15/2022	90,000	90,882
GO, 5.00%, 2/15/2023	25,000	26,383
City of Cedar Park
GO, 4.00%, 2/15/2022	75,000	75,577
City of Cedar Park, Refunding & Improvement
GO, 5.00%, 2/15/2022	50,000	50,486
GO, 5.00%, 2/15/2023	30,000	31,685
GO, 5.00%, 2/15/2025	40,000	45,664
City of Cedar Park, Utility System
Rev., 3.00%, 8/15/2022	25,000	25,486
City of Cleveland
GO, 3.00%, 3/1/2022	40,000	40,271

Investments	Principal Amount ($)	Value ($)
City of College Station
GO, 5.00%, 2/15/2022	65,000	65,637
GO, 5.00%, 2/15/2023	50,000	52,865
City of Conroe
Series 2019B, GO, 5.00%, 11/15/2022	60,000	62,720
Series 2018B, GO, 5.00%, 11/15/2024	25,000	28,235
Series 2019A, GO, 5.00%, 3/1/2025	35,000	39,969
City of Coppell, Combination Tax and Limited Surplus
GO, 5.00%, 2/1/2023	50,000	52,775
City of Copperas Cove
GO, 4.00%, 8/15/2025	25,000	28,042
City of Corpus Christi
GO, 5.00%, 3/1/2023	90,000	95,319
City of Corpus Christi, General Improvement
GO, 5.00%, 3/1/2022	300,000	303,568
GO, 5.00%, 3/1/2023	110,000	116,501
Series 2020A, GO, 5.00%, 3/1/2023	45,000	47,660
City of Corpus Christi, Junior Lien Utility System
Rev., 5.00%, 7/15/2022	140,000	144,162
Rev., 5.00%, 7/15/2023 (b)	25,000	26,904
Series 2020A, Rev., 5.00%, 7/15/2023	75,000	80,719
City of Crowley, Combination Tax
GO, 3.00%, 2/1/2022	25,000	25,111
City of Dallas
GO, 5.00%, 2/15/2022	670,000	676,528
GO, 5.00%, 2/15/2022	295,000	297,904
Series 2019A, GO, 5.00%, 2/15/2022	145,000	146,427
Series 2012A, Rev., 5.00%, 10/1/2022	20,000	20,795
GO, 5.00%, 2/15/2023	635,000	671,541
Series 2020A, GO, 5.00%, 2/15/2023	25,000	26,439
Series 2020B, GO, 5.00%, 2/15/2023	40,000	42,302
Series 2012A, Rev., 5.00%, 10/1/2023	25,000	25,987
Series 2019A, GO, 5.00%, 2/15/2024	220,000	242,571
GO, 5.00%, 2/15/2025	100,000	110,237
GO, 5.00%, 2/15/2026	185,000	203,506
GO, 5.00%, 2/15/2027	160,000	175,820
City of Dallas Housing Finance Corp., Multi-Family, Palladium Redbird
Rev., 1.50%, 4/1/2022(c)	2,715,000	2,725,684
City of Dallas, Waterworks & Sewer System
Rev., 5.00%, 10/1/2022(b)	75,000	75,284
Series 2020C, Rev., 5.00%, 10/1/2022	70,000	72,783
City of Deer Park, Certificates of Obligation
GO, 3.00%, 3/15/2022	50,000	50,401
GO, 3.00%, 3/15/2024	25,000	26,490

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Denton
Rev., 5.00%, 12/1/2021	325,000	325,000
GO, 2.00%, 2/15/2022	115,000	115,405
GO, 4.00%, 2/15/2022	65,000	65,492
GO, 5.00%, 2/15/2022	65,000	65,623
GO, 5.00%, 2/15/2023	25,000	26,395
City of Denton, Certificates of Obligation
GO, 5.00%, 2/15/2022	220,000	222,156
City of Denton, Utility System
Rev., 5.00%, 12/1/2022	1,665,000	1,742,413
City of DeSoto
Series 2020D, GO, 5.00%, 2/15/2023	165,000	174,206
City of Eagle Pass, Limited Tax
GO, 4.00%, 3/1/2022	75,000	75,703
City of Edinburg
GO, 4.50%, 3/1/2022	105,000	106,104
GO, 5.00%, 3/1/2022	65,000	65,763
City of El Campo, Certificates of Obligation
Series 2015A, GO, 4.00%, 2/1/2022	100,000	100,615
City of El Paso
GO, 4.00%, 8/15/2022 (b)	80,000	82,153
GO, 5.00%, 8/15/2022	135,000	139,598
Series 2014A, GO, 5.00%, 8/15/2023	300,000	324,113
City of El Paso Municipal Drainage Utility System
Rev., 4.00%, 3/1/2022 (b)	25,000	25,235
Rev., 5.00%, 3/1/2022	135,000	136,630
City of El Paso, Certificates of Obligations, Combination Tax
GO, 5.00%, 8/15/2022	85,000	87,895
City of El Paso, Improvement Bond
Series 2019A, GO, 5.00%, 8/15/2022	105,000	108,576
City of El Paso, Water and Sewer
Rev., 4.00%, 3/1/2022	25,000	25,240
Series 2012A, Rev., 4.00%, 3/1/2022 (b)	40,000	40,381
Series 2012A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,300
Rev., 5.00%, 3/1/2023	25,000	26,494
City of El Paso, Water and Sewer System
Rev., 5.00%, 3/1/2022	140,000	141,690
Rev., 5.00%, 3/1/2022 (b)	40,000	40,480
Rev., 5.00%, 3/1/2023	25,000	26,494
City of Farmers Branch
GO, 4.00%, 2/15/2025	35,000	38,893

Investments	Principal Amount ($)	Value ($)
City of Farmers Branch, Combination Tax
GO, 5.00%, 2/15/2023	30,000	31,689
City of Forney
GO, 2.25%, 2/15/2023	35,000	35,782
City of Fort Worth
Rev., 4.00%, 2/15/2023	30,000	31,359
Rev., 5.00%, 2/15/2023	30,000	31,722
City of Fort Worth, Water and Sewer System Improvement
Rev., 5.00%, 2/15/2022	50,000	50,491
Series 2020A, Rev., 5.00%, 2/15/2022	180,000	181,768
Series 2015A, GO, 5.00%, 3/1/2022	470,000	475,638
City of Friendswood, Waterworks & Sewer System
Rev., 4.00%, 3/1/2022	100,000	100,940
City of Frisco
GO, 5.00%, 2/15/2022	230,000	232,274
Series 2015A, GO, 5.00%, 2/15/2022	80,000	80,791
GO, 5.00%, 2/15/2023	160,000	169,167
Series 2011, GO, 5.00%, 2/15/2023	45,000	45,173
Series 2015A, GO, 5.00%, 2/15/2023	15,000	15,859
GO, 5.00%, 2/15/2025	35,000	40,076
City of Frisco, Combination Tax & Surplus
GO, 3.00%, 2/15/2022	20,000	20,117
City of Garland
GO, 5.00%, 2/15/2022	80,000	80,786
Rev., 3.00%, 3/1/2022	25,000	25,175
GO, 5.00%, 2/15/2023	35,000	37,010
Series 2015A, GO, 5.00%, 2/15/2023	25,000	26,435
Rev., 5.00%, 3/1/2023	120,000	127,075
City of Garland, Combination Tax
GO, 5.00%, 2/15/2022	110,000	111,080
City of Garland, Electric Utility System
Rev., 5.00%, 3/1/2022	390,000	394,590
Series 2019A, Rev., 5.00%, 3/1/2022	735,000	743,706
Rev., 5.00%, 3/1/2023	580,000	613,902
Series 2016B, Rev., 5.00%, 3/1/2023	370,000	391,627
Series 2019A, Rev., 5.00%, 3/1/2023	510,000	539,810
Rev., 5.00%, 3/1/2025	250,000	283,677
Series 2019A, Rev., 5.00%, 3/1/2025	3,480,000	3,948,779
Rev., 5.00%, 3/1/2026	250,000	292,703
Series 2019A, Rev., 5.00%, 3/1/2026	240,000	280,995

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Georgetown
GO, 4.00%, 8/15/2022	145,000	148,879
GO, 5.00%, 8/15/2022	155,000	160,235
City of Georgetown, Combination Tax
GO, 5.00%, 8/15/2022	25,000	25,844
City of Granbury
Series 2016A, GO, 4.00%, 8/15/2025	35,000	39,424
City of Granbury, Combination Tax
GO, 5.00%, 8/15/2022	35,000	36,179
City of Grand Prairie
Rev., 3.00%, 1/15/2022	35,000	35,120
GO, 5.00%, 2/15/2022	25,000	25,247
GO, 3.00%, 2/15/2023	45,000	46,476
Series 2019A, GO, 4.00%, 2/15/2023	25,000	26,120
GO, 5.00%, 2/15/2023	200,000	211,359
City of Grand Prairie, Combination Tax
GO, 4.00%, 2/15/2022	55,000	55,432
Series 2019A, GO, 4.00%, 2/15/2022	35,000	35,275
City of Grapevine
GO, 5.00%, 2/15/2022	55,000	55,537
GO, 4.00%, 2/15/2023	40,000	41,782
GO, 5.00%, 2/15/2023	85,000	89,806
City of Grapevine, Combination Tax
GO, 3.00%, 2/15/2022	25,000	25,143
GO, 5.00%, 2/15/2022	85,000	85,829
Series 2015A, GO, 5.00%, 8/15/2022	220,000	227,398
City of Harlingen
GO, 5.00%, 2/15/2023	20,000	21,098
City of Heath, Certificates of Obligation, Combination Tax and Surplus
GO, 4.00%, 2/15/2022	35,000	35,272
GO, 5.00%, 2/15/2025	40,000	45,664
City of Houston
Series 2013A, GO, 5.00%, 3/1/2022	60,000	60,721
Series 2019C, GO, 5.00%, 3/1/2022	110,000	111,322
Series 2012B, Rev., 5.00%, 7/1/2022	55,000	56,546
Series 2012B, Rev., 5.00%, 7/1/2022(b)	150,000	154,209
Rev., 5.00%, 11/15/2022	25,000	26,141
Series 2012D, Rev., 5.00%, 11/15/2022(b)	40,000	41,834

Investments	Principal Amount ($)	Value ($)
Series 2013A, GO, 5.00%, 3/1/2023(b)	75,000	79,472
Series 2014C, Rev., 4.00%, 5/15/2023	100,000	105,418
Series 2018D, Rev., 5.00%, 7/1/2023	435,000	467,332
City of Houston, Airport System, Subordinate Lien
Series 2012B, Rev., 5.00%, 7/1/2022(b)	95,000	97,665
Series 2018B, Rev., 5.00%, 7/1/2022	225,000	231,326
Series 2018D, Rev., 5.00%, 7/1/2022	120,000	123,374
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	53,663
Series 2020B, Rev., 5.00%, 7/1/2026	35,000	41,738
City of Houston, Combined Utility System, Capital Appreciation
Rev., AGM, Zero Coupon, 12/1/2022	60,000	59,853
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2022	630,000	643,839
Series 2012D, Rev., 4.00%, 11/15/2022(b)	80,000	82,892
Series 2012D, Rev., 5.00%, 11/15/2022(b)	115,000	120,308
Series 2014D, Rev., 5.00%, 11/15/2022	230,000	240,495
Series 2016B, Rev., 5.00%, 11/15/2022	330,000	345,058
Series 2018D, Rev., 5.00%, 11/15/2022	180,000	188,213
Series 2014C, Rev., 5.00%, 5/15/2023	95,000	101,524
Series 2002C, Rev., 5.00%, 11/15/2023	25,000	27,281
Series 2014D, Rev., 5.00%, 11/15/2023	175,000	190,965
City of Houston, Combined Utility System, Junior Lien, Capital Appreciation
Series A, Rev., AGM, Zero Coupon, 12/1/2021(b)	295,000	295,000
Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	83,517
City of Houston, Demolition Program
Series 2013A, GO, 5.00%, 3/1/2023	30,000	31,777

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Houston, Public Improvement
Series 2012A, GO, 4.00%, 3/1/2022	25,000	25,239
Series 2012A, GO, 5.00%, 3/1/2022 (b)	125,000	126,488
Series 2012A, GO, 5.00%, 3/1/2022	105,000	106,262
Series 2014A, GO, 5.00%, 3/1/2022	25,000	25,302
Series 2014A, GO, 5.00%, 3/1/2023	45,000	47,665
Series 2017A, GO, 5.00%, 3/1/2023	80,000	84,738
Series 2017A, GO, 5.00%, 3/1/2024	165,000	182,138
City of Hutto Series 2019A, GO, 5.00%, 8/1/2025	20,000	23,112
City of Irving, Waterworks & Sewer System
Rev., 5.00%, 8/15/2022	25,000	25,849
Series 2017B, Rev., 5.00%, 8/15/2022	20,000	20,680
City of Kenedy, Combination Tax, Certificates of Obligation GO, 4.00%, 5/1/2025	25,000	27,903
City of Kyle GO, 4.00%, 8/15/2022	35,000	35,921
City of Lakeway GO, 4.00%, 2/1/2024	45,000	48,397
City of Lancaster GO, 5.00%, 2/15/2023	25,000	26,392
City of Laredo
GO, 4.00%, 2/15/2022	70,000	70,537
GO, 5.00%, 2/15/2022	70,000	70,679
GO, 5.00%, 2/15/2023	180,000	190,066
GO, 5.00%, 2/15/2024	25,000	27,483
City of Laredo, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2025	40,000	45,636
City of Laredo, Waterworks & Sewer System
Rev., AGM, 3.50%, 3/1/2022 (b)	300,000	302,472
Rev., AGM, 3.63%, 3/1/2022 (b)	215,000	216,838
City of League City
GO, 4.00%, 2/15/2022	25,000	25,194
Series 2011A, GO, 5.00%, 2/15/2022	25,000	25,245
GO, 5.00%, 2/15/2023	55,000	58,144
City of Leander, Combination Tax GO, 4.00%, 8/15/2022	25,000	25,654

Investments	Principal Amount ($)	Value ($)
City of Lewisville GO, 5.00%, 2/15/2022	50,000	50,494
City of Longview
GO, 4.00%, 6/1/2022	20,000	20,379
GO, 5.00%, 6/1/2022	60,000	61,434
GO, 5.00%, 6/1/2023	50,000	53,488
City of Lubbock
GO, 5.00%, 2/15/2022	310,000	313,045
Series 2016A, GO, 4.00%, 2/15/2023	35,000	36,589
GO, 5.00%, 2/15/2023	35,000	37,010
Rev., 5.00%, 4/15/2023	25,000	26,611
GO, 5.00%, 2/15/2027	20,000	22,818
City of Lubbock, Certificates of Obligation GO, 5.00%, 2/15/2022	110,000	111,080
City of Lubbock, Combination Tax GO, 5.00%, 2/15/2022	55,000	55,540
City of Lubbock, Electric Light and Power System
Rev., 5.00%, 4/15/2022	175,000	178,093
Rev., 5.00%, 4/15/2024	400,000	443,591
Rev., 5.00%, 4/15/2025	125,000	143,746
City of Lubbock, Tax and Waterworks System
GO, 4.00%, 2/15/2022	20,000	20,156
GO, 5.00%, 2/15/2022	100,000	100,982
Series 2018A, GO, 5.00%, 2/15/2022	30,000	30,295
City of Mansfield
Rev., 5.00%, 8/1/2022	90,000	92,867
GO, 5.00%, 2/15/2023	20,000	21,143
City of Mansfield, Combination Tax, Certificates of Obligation
GO, 4.00%, 2/15/2022	45,000	45,350
GO, 2.00%, 2/15/2024	25,000	25,084
City of McAllen GO, 5.00%, 2/15/2022	50,000	50,495
City of McAllen, Limited Tax GO, 5.00%, 2/15/2023	25,000	26,404
City of McAllen, Water & Sewer Rev., 5.00%, 2/1/2023	25,000	26,354
City of McKinney
GO, 5.00%, 8/15/2022	180,000	186,118
Rev., 5.00%, 3/15/2023	45,000	47,740
GO, 5.00%, 8/15/2023	30,000	32,411
Series 2020A, GO, 5.00%, 8/15/2023	180,000	194,468
GO, 5.00%, 8/15/2025	25,000	29,105
City of McKinney, Waterworks & Sewer System Rev., 5.00%, 3/15/2022	25,000	25,344

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Mesquite
GO, 3.00%, 2/15/2022	25,000	25,144
GO, 4.00%, 2/15/2022	45,000	45,350
GO, 5.00%, 2/15/2023	30,000	31,715
City of Mesquite, Combination Tax, Certificates of Obligation GO, 3.00%, 2/15/2022	55,000	55,316
City of Mesquite, Waterworks & Sewer System
Rev., 3.00%, 3/1/2022	140,000	140,981
Rev., 3.00%, 3/1/2023	45,000	46,545
City of Midland
GO, 5.00%, 3/1/2022	25,000	25,298
GO, 5.00%, 3/1/2023	25,000	26,477
Series 2018A, GO, 5.00%, 3/1/2025	70,000	80,183
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	45,819
City of Midlothian GO, 5.00%, 2/1/2022	20,000	20,158
City of Midlothian, Combination Tax, Navarro College District
GO, 3.00%, 8/15/2024	25,000	26,729
City of Missouri
GO, 5.00%, 6/15/2022	75,000	76,920
GO, 5.00%, 6/15/2023	35,000	37,520
GO, 5.00%, 6/15/2024	30,000	33,430
City of Missouri City Series 2018B, GO, 4.00%, 6/15/2025	25,000	27,741
City of Missouri, Combination Tax Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,512
City of Mont Belvieu, Certificates of Obligation
GO, 4.00%, 8/15/2022	100,000	102,668
GO, 5.00%, 8/15/2023	50,000	53,938
City of New Braunfels GO, 5.00%, 2/1/2022	115,000	115,908
City of New Braunfels, Certificates of Obligation GO, 4.00%, 2/1/2022	35,000	35,219
City of New Braunfels, Combination Tax, Certificates of Obligation
GO, 3.00%, 2/1/2022	30,000	30,139
Series 2014A, GO, 3.00%, 2/1/2022	50,000	50,232
GO, 5.00%, 2/1/2023	60,000	63,323
GO, 5.00%, 2/1/2025	40,000	45,657
City of New Braunfels, Utility System
Rev., 5.00%, 7/1/2022	75,000	77,091
Rev., 5.00%, 7/1/2023	40,000	42,980
City of North Richland Hills GO, 4.00%, 2/15/2023	30,000	31,333

Investments	Principal Amount ($)	Value ($)
City of Odessa
GO, 4.00%, 3/1/2023	165,000	172,401
GO, 5.00%, 3/1/2023	150,000	158,593
GO, 5.00%, 3/1/2026	265,000	291,329
City of Pasadena
Series 2016A, GO, 5.00%, 2/15/2022	25,000	25,247
GO, 2.25%, 2/15/2023	45,000	46,071
Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,217
City of Pearland
Series 2019B, Rev., 5.00%, 9/1/2022	155,000	160,490
GO, 5.00%, 3/1/2023	100,000	105,819
Series 2016A, GO, 5.00%, 3/1/2023	30,000	31,746
City of Pearland, Permanent Improvement
GO, 3.00%, 3/1/2022	525,000	528,625
GO, 4.00%, 3/1/2022	25,000	25,234
Series 2016B, GO, 5.00%, 3/1/2022	105,000	106,244
GO, 5.00%, 3/1/2024	40,000	44,050
Series 2016B, GO, 5.00%, 3/1/2024	25,000	27,531
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2022	150,000	154,799
City of Pflugerville,Limited Tax GO, 5.00%, 8/1/2022 (b)	100,000	103,226
City of Plano
GO, 5.00%, 9/1/2022	240,000	248,667
Rev., 5.00%, 5/1/2023	25,000	26,658
GO, 5.00%, 9/1/2023	30,000	32,494
City of Plano, Waterworks and Sewer System Rev., 4.00%, 5/1/2022	30,000	30,470
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	27,760
City of Portland, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2023	25,000	26,550
City of Richardson
Series 2016A, GO, 5.00%, 2/15/2022	40,000	40,395
GO, 4.00%, 2/15/2023	100,000	104,529
GO, 4.50%, 2/15/2023	30,000	31,539
GO, 5.00%, 2/15/2023	20,000	21,146
City of Richardson, Combination Tax, Certificates of Obligation GO, 3.00%, 2/15/2023	25,000	25,832

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Richland Hills, Combination Tax, Certificates of Obligation
GO, 4.00%, 8/15/2022	25,000	25,667
City of Rockwall GO, 4.00%, 8/1/2022	25,000	25,627
City of Round Rock
GO, 3.00%, 8/15/2022	70,000	71,402
GO, 5.00%, 8/15/2022	20,000	20,681
City of Round Rock, Utility System Rev., 5.00%, 8/1/2022	100,000	103,220
City of Rowlett GO, 5.00%, 2/15/2022	110,000	111,067
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	71,989
City of San Angelo
GO, 3.00%, 2/15/2023	50,000	51,609
GO, 5.00%, 2/15/2023	80,000	84,494
City of San Antonio
GO, 5.00%, 8/1/2022	55,000	56,767
Rev., 5.00%, 2/1/2024	95,000	98,019
Rev., 5.00%, 2/1/2025	50,000	51,593
City of San Antonio, Certificates of Obligation, Combination Tax GO, 5.00%, 8/1/2022	65,000	67,088
City of San Antonio, Electric and Gas Systems
Series B, Rev., VRDO, 2.00%, 12/1/2021 (c)	725,000	725,000
Rev., 5.00%, 2/1/2022	1,465,000	1,476,734
Rev., 5.00%, 2/1/2023	1,065,000	1,118,671
Rev., 3.00%, 2/1/2024	175,000	178,109
Rev., 5.25%, 2/1/2024	200,000	221,206
City of San Antonio, General Improvement GO, 5.00%, 2/1/2022 (b)	25,000	25,199
City of San Antonio, Municipal Drainage Utility System Rev., 5.00%, 2/1/2022	40,000	40,320
City of San Marcos GO, 3.00%, 8/15/2022	75,000	76,469
City of San Marcos, Combination Tax, Certificates of Obligation
GO, 5.00%, 8/15/2023	60,000	64,780
GO, 5.00%, 8/15/2024	35,000	39,310
City of Seguin
GO, 4.00%, 9/1/2022	25,000	25,690
GO, 5.00%, 9/1/2022	55,000	56,927
Series 2016A, GO, 5.50%, 9/1/2022	25,000	25,969
City of Sherman, Combination Tax, Certificates of Obligation
GO, 5.00%, 8/15/2022	25,000	25,843
GO, 5.00%, 8/15/2024	25,000	28,064

Investments	Principal Amount ($)	Value ($)
City of Southlake GO, 5.00%, 2/15/2023	50,000	52,859
City of Sugar Land
GO, 5.00%, 2/15/2022	55,000	55,544
GO, 5.00%, 2/15/2023	45,000	47,595
Rev., 5.00%, 8/15/2023	55,000	59,332
City of Sugar Land, Combination Tax, Certificates of Obligation Series 2019A, GO, 4.00%, 2/15/2022	30,000	30,236
City of Sugar Land, Waterworks and Sewer System
Rev., 4.00%, 8/15/2022	70,000	71,858
Rev., 5.00%, 8/15/2022	80,000	82,684
City of Temple
GO, 4.00%, 8/1/2022	35,000	35,892
GO, 5.00%, 8/1/2022	140,000	144,498
City of Temple, Combination Tax, Certificates of Obligation
GO, 2.00%, 8/1/2022	50,000	50,591
GO, 4.00%, 8/1/2022	20,000	20,502
GO, 5.00%, 8/1/2022	25,000	25,793
City of The Colony, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/15/2022	20,000	20,193
GO, 5.00%, 8/15/2023	60,000	64,705
City of Tyler Rev., 5.00%, 9/1/2022	20,000	20,722
City of Victoria GO, 5.00%, 8/15/2022	55,000	56,830
City of Victoria, Utility System Rev., 5.00%, 12/1/2022	65,000	68,029
City of Waco GO, 5.00%, 2/1/2023	65,000	68,607
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2022	425,000	428,390
GO, 5.00%, 2/1/2023	145,000	153,047
GO, 5.00%, 2/1/2024	20,000	22,004
GO, 5.00%, 2/1/2025	30,000	34,284
City of Waxahachie
GO, 4.00%, 8/1/2022	75,000	76,877
GO, 5.00%, 8/1/2022	45,000	46,424
Series 2016B, GO, 5.00%, 8/1/2022	150,000	154,747
City of Waxahachie, Combination Tax, Certificates of Obligation GO, 4.00%, 8/1/2024	25,000	27,375
City of Weatherford
GO, 3.00%, 3/1/2022	100,000	100,693
GO, 4.00%, 3/1/2023	65,000	67,941
City of Weatherford, Utility System Rev., AGM, 5.00%, 9/1/2022	30,000	31,067

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Weslaco GO, 5.00%, 2/15/2024	20,000	21,982
City of Wichita Falls Series 2018B, GO, 4.00%, 10/1/2022	100,000	103,087
City of Wichita Falls, Water & Sewer System Rev., 5.00%, 8/1/2022	25,000	25,788
City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	79,129
City of Woodway GO, 5.00%, 8/15/2023	25,000	27,005
City of Wylie
GO, 4.00%, 2/15/2022	50,000	50,389
GO, 5.00%, 2/15/2023	135,000	142,667
City of Wylie, Combination Tax GO, 4.00%, 2/15/2023	40,000	41,762
Clear Creek Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	105,000	106,036
Series 2012B, GO, 5.00%, 2/15/2022	25,000	25,248
Series 2012B, GO, 5.00%, 2/15/2022 (b)	1,080,000	1,090,635
Clear Lake City Water Authority
GO, 4.00%, 3/1/2022	105,000	105,953
GO, 4.00%, 3/1/2023	145,000	151,504
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2023	60,000	63,772
Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2022	30,000	31,022
Colorado Independent School District GO, PSF-GTD, 4.38%, 8/15/2023 (b)	25,000	26,734
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	214,178
Comal Independent School District Series 2005-A, GO, PSF-GTD, Zero Coupon, 2/1/2023	50,000	49,819
Comal Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2022	40,000	40,321
GO, PSF-GTD, 5.00%, 2/1/2023	20,000	21,117

Investments	Principal Amount ($)	Value ($)
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2023	20,000	21,117
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	62,835
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	27,465
Community Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	45,000	46,492
Conroe Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	40,000	40,395
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	50,493
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	50,490
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	95,000	100,419
Conroe Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	95,000	95,937
Conroe Independent School District, Unlimited Tax, School Building
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	20,000	21,141
Coppell Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	45,000	46,536
Series 2016D, GO, 5.00%, 8/15/2022	75,000	77,555
Series 2019A, GO, 5.00%, 8/15/2022	45,000	46,533
Series 2019A, GO, 5.00%, 8/15/2023	40,000	43,072
Corpus Christi Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	35,000	35,693
County of Bexar GO, 5.00%, 6/15/2023	60,000	64,329
County of Bexar, Certificates of Obligation Series 2013A, GO, 4.00%, 6/15/2023 (b)	100,000	105,769
County of Bexar, Combination Tax
Series 2013B, GO, 5.00%, 6/15/2022	75,000	76,953
Series 2016B, GO, 5.00%, 6/15/2022	30,000	30,781

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)

County of Bexar, Combination Tax, Certificates of Obligation GO, 5.00%, 6/15/2023 (b)	35,000	37,556
County of Bexar, Combined Venue Project Rev., 5.00%, 8/15/2022 (b)	100,000	103,379
County of Bexar, Flood Control Tax
GO, 5.00%, 6/15/2022	80,000	82,083
GO, 5.00%, 6/15/2024	45,000	50,279
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2022	55,000	56,432
Series 2020A, GO, 5.00%, 6/15/2022	20,000	20,521
County of Brazoria, Certificates of Obligation GO, 5.00%, 3/1/2022	30,000	30,355
County of Brazoria, Unlimited Tax GO, 4.00%, 3/1/2022	50,000	50,467
County of Brazos, Limited Tax GO, 5.00%, 9/1/2022	20,000	20,716
County of Cameron, Certificates of Obligation Series B, GO, 4.00%, 2/15/2023	25,000	26,117
County of Cameron, State Highway 550 Project GO, 5.00%, 2/15/2022 (b)	25,000	25,246
County of Collin, Permanent Improvement, Limited Tax GO, 5.00%, 2/15/2023	145,000	153,344
County of Collin, Unlimited Tax GO, 5.00%, 2/15/2022	85,000	85,842
County of Comal, Combination Tax
GO, 5.00%, 2/1/2022	50,000	50,396
Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,750
County of Comal, Limited Tax
GO, 3.00%, 2/1/2023	35,000	36,050
GO, 4.00%, 2/1/2023	160,000	166,849
GO, 4.00%, 2/1/2025	35,000	38,841
County of Crane GO, AGM, 3.00%, 2/15/2022	85,000	85,457
County of Denton, Permanent Improvement
GO, 4.00%, 7/15/2022	30,000	30,708
GO, 5.00%, 7/15/2022	150,000	154,470
Series 2019A, GO, 5.00%, 7/15/2023	50,000	53,821
County of Ector GO, 5.00%, 2/15/2022	400,000	403,838
County of El Paso
GO, 5.00%, 2/15/2022	20,000	20,198
GO, 5.00%, 2/15/2023	30,000	31,652

Investments	Principal Amount ($)	Value ($)

County of Ellis GO, 5.00%, 2/1/2022	105,000	105,832
County of Falls GO, 5.00%, 9/1/2022	25,000	25,855
County of Fort Bend
GO, 5.00%, 3/1/2022	35,000	35,421
GO, 5.00%, 3/1/2023	100,000	105,975
County of Fort Bend, Toll Road Rev., 5.00%, 3/1/2022	30,000	30,349
County of Fort Bend, Unlimited Tax
GO, 5.00%, 3/1/2022	50,000	50,601
Series 2016B, GO, 5.00%, 3/1/2022	35,000	35,421
GO, 5.00%, 3/1/2023	25,000	26,494
County of Fort Bend, Unlimited Tax and Subordinate Lien Toll Road
GO, 5.00%, 3/1/2022	195,000	197,344
GO, 5.00%, 3/1/2022 (b)	25,000	25,297
County of Fort Bend, Unlimited Tax and Subordinate Lien, Toll Road GO, 5.00%, 3/1/2022 (b)	30,000	30,356
County of Galveston, Limited Tax
GO, 4.00%, 2/1/2022	120,000	120,765
GO, 5.00%, 2/1/2024	50,000	54,872
GO, 5.00%, 2/1/2025	30,000	34,162
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2023	70,000	72,963
County of Grayson, Pass-Through Toll, Limited Tax
GO, 5.00%, 1/1/2022	45,000	45,177
GO, 4.50%, 1/1/2023	35,000	36,591
County of Harris
Series 2012A, GO, 5.00%, 10/1/2023	30,000	31,180
GO, 5.13%, 8/15/2024	80,000	86,571
Series 2012A, GO, 5.00%, 8/15/2026	30,000	31,013
County of Harris, Permanent Improvement Series 2017A, GO, 5.00%, 10/1/2023	25,000	27,164
County of Harris, Senior Lien, Toll Road Series 2015B, Rev., 5.00%, 8/15/2023	25,000	27,005
County of Harris, Subordinate Lien Series 2019B, GO, 5.00%, 8/15/2022	65,000	67,209
County of Harris, Subordinated Lien
GO, 5.00%, 8/15/2022	85,000	87,889
Series 2007C, GO, 5.25%, 8/15/2024	280,000	316,682

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Harris, Toll Road, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2022	380,000	392,833
Series 2016A, Rev., 5.00%, 8/15/2022	490,000	506,548
Series 2016A, Rev., 5.00%, 8/15/2023	190,000	205,238
Series 2016A, Rev., 5.00%, 8/15/2024	60,000	67,492
Series 2012C, Rev., 5.00%, 8/15/2025	235,000	242,885
County of Harris, Unlimited Tax
Series 2019A, GO, 5.00%, 10/1/2022	45,000	46,805
Series 2012A, GO, 5.00%, 10/1/2024	25,000	25,998
County of Harris, Unlimited Tax Road
GO, 5.00%, 10/1/2022	50,000	52,005
County of Hays, Limited Tax
GO, 5.00%, 2/15/2022	65,000	65,644
GO, 5.00%, 2/15/2023	70,000	73,906
GO, 5.00%, 2/15/2025	35,000	39,992
County of Hays, Pass Through Toll
GO, 4.25%, 2/15/2023 (b)	25,000	26,199
County of Hays, Pass-Through, Unlimited Tax
GO, 3.00%, 2/15/2022	35,000	35,205
County of Hays, Unlimited Tax
GO, 3.25%, 2/15/2023 (b)	20,000	20,712
GO, 4.00%, 2/15/2023	40,000	41,752
County of Hidalgo, Certificates of Obligation GO, 5.00%, 8/15/2023	20,000	21,568
County of Jefferson GO, 5.00%, 8/1/2022	75,000	76,672
County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	26,118
County of Lubbock
GO, 5.00%, 2/15/2022	105,000	106,018
GO, 5.00%, 2/15/2023	120,000	126,801
County of Montgomery, Limited Tax Series 2014A, GO, 5.00%, 3/1/2022	45,000	45,530
County of Montgomery, Pass-Through Toll, Limited Tax
GO, 5.00%, 3/1/2022 (b)	25,000	25,300
GO, 5.00%, 3/1/2022 (b)	50,000	50,587
County of Montgomery, Unlimited Tax
GO, 5.00%, 3/1/2022	70,000	70,824
Series 2016A, GO, 5.00%, 3/1/2022	50,000	50,589

Investments	Principal Amount ($)	Value ($)
Series 2018B, GO, 5.00%, 3/1/2022	30,000	30,353
Series 2016A, GO, 5.00%, 3/1/2023	80,000	84,624
County of Nueces, Certificates of Obligation
GO, 4.00%, 2/15/2025	25,000	27,764
County of Nueces, Limited Tax
GO, 4.00%, 2/15/2022	370,000	372,808
County of Parker, Unlimited Tax
GO, 4.00%, 2/15/2022 (b)	50,000	50,391
GO, 5.00%, 2/15/2023	50,000	52,809
County of Taylor, Limited Tax
GO, 5.00%, 2/15/2022	110,000	111,078
GO, 5.00%, 2/15/2025	30,000	34,217
County of Titus, Unlimited Tax Series 2012-A, GO, 5.00%, 3/1/2022 (b)	50,000	50,593
County of Tom Green, Combination Tax and Limited Surplus
GO, 5.00%, 2/1/2022	30,000	30,235
GO, 5.00%, 2/1/2025	35,000	39,797
County of Travis, Certificates of Obligation GO, 5.00%, 3/1/2023	55,000	58,286
County of Travis, Limited Tax
GO, 3.50%, 3/1/2022	30,000	30,252
GO, 5.00%, 3/1/2022	105,000	106,270
GO, 5.00%, 3/1/2024	100,000	110,291
County of Travis, Unlimited Tax Road
GO, 3.00%, 3/1/2022	70,000	70,501
GO, 5.00%, 3/1/2022	100,000	101,210
County of Williamson
GO, 4.00%, 2/15/2022	70,000	70,551
GO, 5.00%, 2/15/2022	25,000	25,248
County of Williamson, Limited Tax
GO, 5.00%, 2/15/2022	45,000	45,446
GO, 4.00%, 2/15/2023 (b)	20,000	20,912
County of Williamson, Unlimited Tax
GO, 4.00%, 2/15/2022	45,000	45,354
GO, 5.00%, 2/15/2023	80,000	84,634
Crandall Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 3.00%, 8/15/2022	30,000	30,603
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	155,000	156,538
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	165,000	166,638
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	21,153

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016B, Rev., 4.00%, 12/1/2021	50,000	50,000
Series 2014A, Rev., 5.00%, 12/1/2021	440,000	440,000
Series 2016B, Rev., 5.00%, 12/1/2021	240,000	240,000
Series 2020A, Rev., 5.00%, 12/1/2021	85,000	85,000
Series 2016B, Rev., 4.00%, 12/1/2022	30,000	31,145
Rev., 5.00%, 12/1/2022 (b)	270,000	282,943
Series 2014A, Rev., 5.00%, 12/1/2022	290,000	303,962
Series 2016B, Rev., 5.00%, 12/1/2022	275,000	288,239
Series 2020A, Rev., 5.00%, 12/1/2022	25,000	26,204
Dallas County Hospital District, Limited Tax GO, 5.00%, 8/15/2022	325,000	335,835
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	27,958
Dallas County Utility and Reclamation District, Unlimited Tax
GO, 5.00%, 2/15/2022	235,000	237,225
GO, 5.00%, 2/15/2023	45,000	47,488
GO, 5.00%, 2/15/2024	115,000	125,944
GO, 5.00%, 2/15/2025	55,000	62,318
Dallas Fort Worth International Airport
Rev., 5.00%, 11/1/2022	110,000	114,848
Series 2013F, Rev., 5.00%, 11/1/2022	385,000	401,969
Series 2013G, Rev., 5.00%, 11/1/2022	90,000	93,967
Series 2014E, Rev., 5.00%, 11/1/2022	25,000	26,102
Series 2014E, Rev., 5.00%, 11/1/2023	170,000	177,260
Series 2014C, Rev., 5.00%, 11/1/2024	175,000	190,346
Series F, Rev., 5.00%, 11/1/2024	540,000	587,569
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	35,094
Series 2013F, Rev., 5.13%, 11/1/2025	505,000	550,689
Dallas Independent School District, Unlimited Tax
Series 2021A, GO, PSF-GTD, 4.00%, 2/15/2022	215,000	216,685

Investments	Principal Amount ($)	Value ($)
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	55,543
Series B-6, GO, PSF-GTD, 5.00%, 2/15/2022 (b)(c)	200,000	201,975
GO, PSF-GTD, 4.00%, 8/15/2022 (b)	55,000	56,492
GO, PSF-GTD, 4.00%, 2/15/2023	85,000	88,881
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	45,000	47,595
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2023	80,000	86,459
Deer Park Independent School District, Limited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,196
Del Mar College District, Limited Tax
GO, 3.50%, 8/15/2022	60,000	61,373
GO, 4.00%, 8/15/2023	20,000	21,247
Denton County Fresh Water Supply District No. 10, Unlimited Tax GO, 3.00%, 9/1/2022	130,000	132,576
Denton County Fresh Water Supply District No. 6, Unlimited Tax GO, 4.00%, 2/15/2022	160,000	161,195
Denton County Fresh Water Supply District No. 7, Unlimited Tax GO, AGM, 2.00%, 2/15/2022	100,000	100,331
Denton Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	30,000	31,024
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	50,000	51,707
GO, PSF-GTD, 4.00%, 8/15/2023	50,000	53,161
GO, PSF-GTD, 5.00%, 8/15/2023	30,000	32,406
Dilley Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 4.75%, 8/15/2023 (b)	50,000	53,831
GO, PSF-GTD, 5.00%, 8/15/2023 (b)	25,000	27,022
Dripping Springs Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022 (b)	100,000	103,415
Dripping Springs Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2022	85,000	85,842

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Edgewood Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,242
Edinburg Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	70,000	70,688
El Paso County Hospital District GO, 5.00%, 8/15/2023	55,000	59,127
El Paso Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	75,000	81,028
Ferris Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2023	25,000	26,104
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	37,641
Flour Bluff Independent School District GO, PSF-GTD, 5.00%, 8/15/2022 (b)	150,000	155,090
Forney Independent School District, School Building, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2022	30,000	29,946
Fort Bend County Levee Improvement District No. 10, Levee Improvement, Unlimited Tax GO, 3.00%, 9/1/2022	25,000	25,492
Fort Bend County Levee Improvement District No. 7, Unlimited Tax GO, AGM, 4.00%, 3/1/2022	65,000	65,565
Fort Bend County Municipal Utility District No. 143, Unlimited Tax Series 2017A, GO, AGM, 3.00%, 9/1/2022	50,000	50,968
Fort Bend County Municipal Utility District No. 169 Rev., AGM, 3.00%, 12/1/2021	100,000	100,000
Series 2021A, GO, AGM, 4.00%, 12/1/2022	195,000	201,848
Series 2021A, GO, AGM, 4.00%, 12/1/2023	220,000	235,035
Fort Bend County Municipal Utility District No. 169, Road Facilities Series 2015A, Rev., AGM, 4.13%, 12/1/2022	100,000	103,636

Investments	Principal Amount ($)	Value ($)
Fort Bend County Municipal Utility District No. 35, Unlimited Tax GO, AGM, 3.00%, 9/1/2022	25,000	25,505
Fort Bend County Municipal Utility District No. 58, Unlimited Tax GO, 3.00%, 4/1/2023	50,000	51,724
Fort Bend Grand Parkway Toll Road Authority, Subordinate Lien Rev., 5.00%, 3/1/2022	140,000	141,665
Fort Bend Independent School District, Unlimited Tax
Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2022	75,000	75,745
Series 2017E, GO, PSF-GTD, 5.00%, 2/15/2022	90,000	90,886
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2022	45,000	45,447
Series 2020A, GO, PSF-GTD, 4.00%, 8/15/2022	40,000	41,087
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	75,000	77,565
Series 2019C, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,684
Series 2017E, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	74,037
Fort Bend Municipal Utility District No. 159, Unlimited Tax GO, 2.00%, 9/1/2022	40,000	40,473
Fort Worth Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	210,000	212,067
Frenship Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	25,000	25,243
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	25,000	25,244
Friendswood Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	100,000	100,991
Frisco Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	95,000	98,235
Series 2012B, GO, PSF-GTD, 5.00%, 8/15/2022 (b)	125,000	129,242
GO, PSF-GTD, 4.00%, 2/15/2023	110,000	115,023
GO, PSF-GTD, 5.00%, 2/15/2023	125,000	132,209

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Frisco Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 8/15/2022	90,000	93,065
Galena Park Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2022	100,000	103,413
Galveston County Municipal Utility District No. 68, Unlimited Tax GO, 3.00%, 9/1/2022	125,000	127,411
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,763,024
Garland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,196
Garland Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2022	100,000	100,982
Grand Parkway Transportation Corp., 1st Tier Toll Series 2013A , Rev., 5.50%, 10/1/2023 (b)	50,000	54,725
Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	180,000	189,533
Series 2013B, Rev., 5.00%, 10/1/2023 (b)	150,000	162,808
Grand Prairie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2023	150,000	159,404
Grapevine-Colleyville Independent School District, Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/15/2022	20,000	19,976
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Series 2013B, GO, 5.00%, 8/15/2022	25,000	25,850
Grapevine-Colleyville Independent School District,Unlimited Tax
GO, PSF-GTD, 2.00%, 8/15/2022	100,000	101,293
GO, PSF-GTD, 4.00%, 8/15/2022	20,000	20,539
Grayson County Junior College District GO, 4.00%, 2/15/2022	25,000	25,197

Investments	Principal Amount ($)	Value ($)
Gregory-Portland Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	37,005
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2022	50,000	52,223
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	580,000	606,771
Harris County Cultural Education Facilities Finance Corp., Bayor College of Medicine Series 2012A, Rev., 5.00%, 11/15/2022 (b)	65,000	68,000
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Rev., 5.00%, 10/1/2023	20,000	21,704
Series 2015-1, Rev., 5.00%, 10/1/2023	180,000	195,369
Series 2015-1, Rev., 5.00%, 10/1/2026	50,000	58,085
Harris County Cultural Education Facilities Finance Corp., First Mortgage, Brazos Presbyterian Homes, Inc. Project Series 2013B, Rev., 7.00%, 1/1/2023 (b)	1,000,000	1,071,037
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Rev., 5.00%, 12/1/2021	255,000	255,000
Series 2019A, Rev., 5.00%, 12/1/2021	2,525,000	2,525,000
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.62%, 12/9/2021 (d)	490,000	491,906
Series 2013A, Rev., 4.00%, 12/1/2022 (b)	30,000	31,147
Rev., 5.00%, 12/1/2022	315,000	330,068
Rev., 5.00%, 12/1/2022 (b)	25,000	26,205
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	225,000	235,609
Series 2019A, Rev., 5.00%, 12/1/2022	25,000	26,196
Series 2013A, Rev., 5.00%, 12/1/2023	275,000	288,075
Series 2019A, Rev., 5.00%, 12/1/2023	150,000	163,888
Series 2019A, Rev., 5.00%, 12/1/2024	25,000	28,376

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 12/1/2024 (c)	185,000	209,180
Series 2014A, Rev., 5.00%, 12/1/2025	1,860,000	2,105,222
Harris County Cultural Education Facilities Finance Corp., Teco Project Rev., 5.00%, 11/15/2022	250,000	261,112
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital
Series 2015-1, Rev., 5.00%, 10/1/2022	155,000	161,176
Series 2019A, Rev., 5.00%, 10/1/2025	110,000	128,423
Harris County Flood Control District Series 2019A, Rev., 5.00%, 10/1/2022	55,000	57,196
Harris County Hospital District, Combination Tax
GO, 5.00%, 2/15/2022	50,000	50,487
GO, 5.00%, 2/15/2023	45,000	47,562
GO, 5.00%, 2/15/2024	50,000	54,862
Harris County Improvement District No. 18 , Unlimited Tax GO, AGM, 5.00%, 9/1/2022	25,000	25,866
Harris County Improvement District No. 18, Unlimited Tax GO, AGM, 3.00%, 9/1/2022	55,000	56,086
Harris County Municipal Utility District No. 104, Waterworks and Sewer System Combination Unlimited Tax Series 2016A, GO, NATL-RE, 2.00%, 4/1/2022	25,000	25,138
Harris County Municipal Utility District No. 213B, Unlimited Tax GO, 3.00%, 9/1/2022	50,000	50,976
Harris County Municipal Utility District No. 24, Waterworks and Sewer System Combination Unlimited Tax GO, AGM, Zero Coupon, 3/1/2022	85,000	84,949
Harris County Municipal Utility District No. 383, Unlimited Tax GO, 2.00%, 9/1/2022	30,000	30,369
Harris County Municipal Utility District No. 500, Water Sewer and Drainage Facility Co.
GO, AGM, 5.00%, 12/1/2021	25,000	25,000
GO, AGM, 3.00%, 12/1/2022	20,000	20,520
Harris County Municipal Utility District No. 502, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	165,000	175,033

Investments	Principal Amount ($)	Value ($)
Harris County Toll Road Authority (The), Senior Lien Series 2018A, Rev., 5.00%, 8/15/2022	600,000	620,263
Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 3.00%, 9/1/2022	45,000	45,919
Hays Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,146
Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2022 (b)(c)	35,000	35,547
Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	65,000	66,021
GO, PSF-GTD, 4.00%, 8/15/2023 (b)	50,000	53,195
Hidalgo County Drain District No. 1, Unlimited Tax
GO, 4.00%, 9/1/2022	115,000	118,242
GO, 5.00%, 9/1/2022	100,000	103,565
GO, 5.00%, 9/1/2023	100,000	108,129
Highland Park Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	21,148
Hitchcock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023 (b)	320,000	334,391
Housing Options, Inc., Brooks Manor—The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	6,219,508
Houston Community College System Rev., 5.00%, 4/15/2022	35,000	35,626
Series 2021A, GO, 4.00%, 2/15/2023	80,000	83,574
Rev., 5.00%, 4/15/2023	100,000	106,357
Houston Community College System, Combined Fee Rev., 5.00%, 4/15/2022	65,000	66,164
Houston Community College System, Limited Tax
GO, 5.00%, 2/15/2022	225,000	227,215
GO, 5.00%, 2/15/2023 (b)	145,000	153,352
GO, 5.00%, 2/15/2023	55,000	58,117
Houston Community College System, Maintenance Tax
GO, 5.00%, 2/15/2022	20,000	20,197
GO, 5.00%, 2/15/2023	20,000	21,133
Houston Independent School District, Limited Tax

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, PSF-GTD, 5.00%, 2/15/2022	40,000	40,395
Houston Independent School District, Limited Tax Schoolhouse GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,247
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	150,000	151,479
GO, PSF-GTD, 5.00%, 2/15/2023	30,000	31,730
Series A, GO, PSF-GTD, 5.00%, 2/15/2023	60,000	63,453
GO, PSF-GTD, 5.00%, 2/15/2025	25,000	28,669
Hudson Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2022	200,000	201,555
Humble Independent School District, Unlimited Tax
Series 2012B, GO, 5.00%, 2/15/2023	20,000	21,153
Series 2015A, GO, PSF-GTD, 5.25%, 2/15/2023	20,000	21,214
Humble Independent School District, Unlimited Tax School Building
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,247
Series 2016B, GO, PSF-GTD, 5.00%, 2/15/2022	145,000	146,430
Series 2016C, GO, 5.00%, 2/15/2022	50,000	50,493
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	40,028
Hurst-Euless-Bedford Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	45,000	46,513
Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,197
Jasper Independent School District GO, PSF-GTD, 3.00%, 2/15/2023	25,000	25,832
Jefferson County Drain District No. 7, Maintenance Tax Notes Rev., 4.00%, 3/1/2022	100,000	100,948
Judson Independent School District, Unlimited TA GO, PSF-GTD, 5.00%, 2/1/2023	30,000	31,647

Investments	Principal Amount ($)	Value ($)
Katy Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,248
Katy Independent School District, School Building
Series 2012A, GO, PSF-GTD, 3.00%, 2/15/2022	50,000	50,294
Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	55,541
Series 2014B, GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,298
Series 2016-D, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	74,011
Katy Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 3.00%, 2/15/2023	75,000	77,497
Keller Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	45,000	46,533
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	120,000	124,087
Kerrville Independent School District GO, PSF-GTD, 2.00%, 8/15/2022	35,000	35,457
Klein Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2022	200,000	201,599
Series 201B, GO, 5.00%, 8/1/2023	175,000	188,696
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	72,877
La Grange Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2022	125,000	129,267
La Joya Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,242
GO, PSF-GTD, 4.00%, 8/15/2022 (b)	50,000	51,338
La Porte Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	90,000	90,868
GO, 5.00%, 2/15/2023	90,000	93,610
Lake Travis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,297

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Lamar Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	35,000	35,345
Series 2012B, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,247
Lancaster Independent School District, Unlimited Tax
Series 2015-C, GO, Zero Coupon, 2/15/2023	50,000	49,589
Lasara Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2022	30,000	30,163
Leander Independent School District, Unlimited Tax
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2022(b)	150,000	113,509
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2022	45,000	44,924
Series 2018A, GO, PSF-GTD, 5.00%, 8/15/2022	65,000	67,219
Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2023(b)	25,000	23,810
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023(b)	40,000	43,128
Series 2013B, GO, 5.00%, 8/15/2023	85,000	91,756
Lewisville Independent School District, Unlimited Tax
Series 2014B, GO, Zero Coupon, 8/15/2022	75,000	74,880
Series 2013A, GO, PSF-GTD, 3.00%, 8/15/2022	20,000	20,399
Series 2013E, GO, PSF-GTD, 3.00%, 8/15/2022	50,000	50,997
GO, PSF-GTD, 5.00%, 8/15/2022	435,000	449,785
Series 2016B, GO, 5.00%, 8/15/2022	85,000	87,889
GO, PSF-GTD, 5.00%, 8/15/2023	75,000	80,988
Series 2014B, GO, 5.00%, 8/15/2023	95,000	102,585
Lone Star College System
Rev., 5.00%, 8/15/2022	35,000	36,174
Lone Star College System, Limited Tax
Series 2015B, GO, 5.00%, 2/15/2022	45,000	45,442
Series 2017A, GO, 5.00%, 8/15/2022	40,000	41,354

Investments	Principal Amount ($)	Value ($)
Series 2021A, GO, 5.00%, 2/15/2023	75,000	79,307
Series A, GO, 5.00%, 2/15/2023	20,000	21,148
GO, 5.00%, 2/15/2024	40,000	40,378
Lower Colorado River Authority
Rev., 5.00%, 5/15/2023	180,000	192,333
Series 2015D, Rev., 5.00%, 5/15/2023	300,000	320,555
Series 2020A, Rev., 5.00%, 5/15/2023	480,000	512,889
Rev., 5.00%, 5/15/2024	125,000	138,752
Series 2012A, Rev., 5.00%, 5/15/2024	110,000	112,362
Rev., 5.13%, 5/15/2024	100,000	107,003
Rev., 5.00%, 5/15/2025	750,000	862,720
Series 2013A, Rev., 5.00%, 5/15/2026	445,000	475,491
Series 2012A, Rev., 5.00%, 5/15/2032	150,000	153,220
Series 2012A, Rev., 5.00%, 5/15/2033	750,000	766,101
Series 2012A, Rev., 5.00%, 5/15/2036	50,000	51,073
Series 2012B, Rev., 5.00%, 5/15/2037	500,000	510,735
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2022	1,035,000	1,057,639
Series 2019A, Rev., 5.00%, 5/15/2022	215,000	219,703
Rev., 5.00%, 5/15/2023	600,000	641,111
Rev., 5.00%, 5/15/2024	130,000	144,302
Rev., 5.00%, 5/15/2025	3,950,000	4,384,902
Rev., 5.00%, 5/15/2026	50,000	55,566
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2012, Rev., VRDO, 0.03%, 12/1/2021(c)	16,000,000	16,000,000
Lufkin Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2022	60,000	61,205
Magnolia Independent School District, Unlimited Tax
GO, 5.00%, 8/15/2022	120,000	124,087
GO, PSF-GTD, 5.00%, 8/15/2022	60,000	62,048
GO, 5.00%, 8/15/2023	45,000	48,457

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Manor Independent School District, Unlimited Tax School Building Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	21,562
Mansfield Independent School District
Series 2013B, GO, PSF-GTD, 5.00%, 2/15/2022	20,000	20,193
Series 2013B, GO, PSF-GTD, 5.00%, 2/15/2023	125,000	132,021
McAllen Independent School District, Maintenance Tax Series 2020, GO, 5.00%, 2/15/2022	50,000	50,495
McKinney Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	75,000	79,325
McLennan County Junior College District, Limited Tax GO, 5.00%, 8/15/2022	390,000	403,142
Mesquite Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022 (b)	35,000	36,188
Series 2014B, GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,853
Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations
Rev., 5.00%, 11/1/2022	220,000	229,676
Series 2015B, Rev., 5.00%, 11/1/2022	155,000	161,817
Series 2017B, Rev., 5.00%, 11/1/2022	90,000	93,958
Series 2015B, Rev., 5.00%, 11/1/2023	25,000	27,243
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2016A, Rev., 5.00%, 11/1/2022	50,000	52,199
Series 2017A, Rev., 5.00%, 11/1/2022	30,000	31,319
Rev., 5.00%, 11/1/2023	30,000	32,691
Series 2017A, Rev., 5.00%, 11/1/2023	190,000	207,044
Midland College District
GO, 5.00%, 2/15/2022	85,000	85,828
GO, 5.00%, 2/15/2022	55,000	55,535
Midland County Fresh Water Supply District No. 1, Midland Project Rev., 5.00%, 9/15/2022 (b)	240,000	249,099
Midlothian Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	20,000	21,140

Investments	Principal Amount ($)	Value ($)
Midway Independent School District, McLennan County, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2022	115,000	118,710
GO, PSF-GTD, 5.00%, 8/15/2022 (b)	25,000	25,849
Montgomery County Health Facilities Development Co. Rev., Zero Coupon, 7/15/2023 (b)	90,000	89,429
Montgomery County Health Facilities Development Co., Heritage Manor-Woodlands Project Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	235,000	233,320
Montgomery County Municipal Utility District No. 46, Unlimited Tax
GO, 3.00%, 3/1/2022	25,000	25,171
Mount Pleasant Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	55,000	56,736
Mustang Special Utility District Rev., 3.00%, 9/1/2022	25,000	25,511
New Hope Cultural Education Facilities Finance Corp., Children’s Health System Series 2017A, Rev., 5.00%, 8/15/2022	55,000	56,849
New Hope Cultural Education Facilities Finance Corp., Collegiate Housing Corpus Christi Project Rev., 5.00%, 4/1/2024 (b)	295,000	325,993
North Central Texas Health Facility Development Corp., Children’s Medical Center of Dallas Project
Rev., 4.13%, 8/15/2022 (b)	100,000	102,765
Rev., 5.00%, 8/15/2022 (b)	160,000	165,406
North East Independent School District, Unlimited Tax
GO, PSF-GTD, 2.50%, 8/1/2022 (b)	30,000	30,464
GO, PSF-GTD, 4.00%, 8/1/2022 (b)	125,000	128,204
GO, PSF-GTD, 5.00%, 8/1/2022	80,000	82,581
North Fort Bend Water Authority Series 2011, Rev., AGM, 5.00%, 12/15/2021	360,000	360,620
North Harris County Regional Water Authority Rev., 5.00%, 12/15/2022	35,000	36,697

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
North Harris County Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2021	270,000	270,460
North Texas Education Finance Corp., Uplift Education Series 2012A, Rev., 5.25%, 6/1/2022 (b)	150,000	153,736
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2022	150,000	153,609
North Texas Municipal Water District Water System
Rev., 5.25%, 3/1/2022	25,000	25,312
Rev., 5.00%, 9/1/2022	45,000	46,604
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	42,774
North Texas Municipal Water District Water System, Refunding and Improvement
Rev., 5.25%, 3/1/2022	125,000	126,561
Rev., 5.00%, 9/1/2024	30,000	33,716
North Texas Municipal Water District, Regional Solid Waste Disposal System Rev., 5.00%, 9/1/2022	25,000	25,899
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2022	35,000	35,842
Rev., 5.00%, 6/1/2023	25,000	26,760
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2022	30,000	30,722
North Texas Tollway Authority, First Tier
Series 2012B, Rev., 5.00%, 1/1/2022 (b)	520,000	522,025
Series 2016A, Rev., 5.00%, 1/1/2022	330,000	331,295
Series A, Rev., 5.00%, 1/1/2022 (b)	855,000	858,336
Series A, Rev., 4.00%, 1/1/2023	100,000	104,061
Series 2015B, Rev., 5.00%, 1/1/2023	10,000	10,514
Series 2017A, Rev., 5.00%, 1/1/2023	425,000	446,844
Series 2016A, Rev., 5.00%, 1/1/2024	20,000	21,908
Series 2017A, Rev., 5.00%, 1/1/2024	525,000	551,396
Series 2019A, Rev., 5.00%, 1/1/2024	20,000	21,908

Investments	Principal Amount ($)	Value ($)
Series 2016A, Rev., 5.00%, 1/1/2025	135,000	148,087
Series 2017A, Rev., 5.00%, 1/1/2025	500,000	525,083
Series A, Rev., 5.00%, 1/1/2025	275,000	301,054
Series 2016A, Rev., 5.00%, 1/1/2026	275,000	300,934
Series A, Rev., 5.00%, 1/1/2026	85,000	89,255
Series 2016A, Rev., 5.00%, 1/1/2027	370,000	404,164
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2023	230,000	241,744
Series B, Rev., 5.00%, 1/1/2024	355,000	375,879
Series B, Rev., 5.00%, 1/1/2025	440,000	461,975
Series 2017B, Rev., 5.00%, 1/1/2026	50,000	52,486
Northside Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 6/15/2022	50,000	51,304
GO, PSF-GTD, 5.00%, 8/15/2022	95,000	98,243
Northwest Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	40,000	40,396
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	55,000	55,534
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2022	50,000	50,495
Nueces River Authority, City of Christi Lake Texana Project Rev., 5.00%, 7/15/2022	80,000	82,379
Olmos Park Higher Education Facilities Corp., Improvement and Refunding, University of the Incarnate Word Rev., 5.00%, 12/1/2021 (b)	50,000	50,000
Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,246
Pasadena Independent School District, School Building, Unlimited Tax Series 2012A, GO, PSF-GTD, 5.00%, 2/15/2022 (b)	20,000	20,197

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
PermanentUniversityFund - Texas A&M University System
Series 2009B, Rev., 4.00%, 7/1/2022	50,000	51,116
Rev., 5.00%, 7/1/2022	25,000	25,703
Series 2009A, Rev., 5.00%, 7/1/2022	70,000	71,968
Series 2012A, Rev., 5.00%, 7/1/2023	20,000	20,551
Permanent University Fund—University of Texas System
Series 2015A, Rev., 5.00%, 7/1/2022	25,000	25,704
Series 2015B, Rev., 5.00%, 7/1/2022	30,000	30,845
Series 2016A, Rev., 5.00%, 7/1/2022	55,000	56,550
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,704
Series 2006B, Rev., 5.25%, 7/1/2022	140,000	144,148
Series 2015B, Rev., 5.00%, 7/1/2023	25,000	26,875
Series 2006B, Rev., 5.25%, 7/1/2023	30,000	32,368
Pflugerville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,248
GO, PSF-GTD, 5.00%, 2/15/2022 (b)	105,000	106,034
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,248
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2022	40,000	40,396
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,435
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,435
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	30,000	31,723
Plano Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2022	25,000	25,247
Plano Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	55,000	55,543
Plano Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2022	160,000	161,578

Investments	Principal Amount ($)	Value ($)
Series 2016B, GO, PSF-GTD, 5.00%, 2/15/2022	35,000	35,345
GO, PSF-GTD, 5.00%, 2/15/2023	70,000	74,002
Port Aransas Public Facilities Corp.,Multifamily Housing,Palladium Port Aransas Apartments Rev., 0.70%,1/1/2023 (c)	500,000	500,485
Port Arthur Independent School District, Unlimited Tax GO, AGM, 5.00%, 2/15/2023	245,000	258,180
Port Authority of Houston of Harris County Texas Series A, GO, 5.00%, 10/1/2022	110,000	114,430
Red Oak Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2022	100,000	100,763
Red River Education Finance Corp., Christian University Project
Series 2016A, Rev., 5.00%, 3/15/2023	35,000	37,009
Rev., 5.00%, 3/15/2025	20,000	22,828
Red River Education Finance Corp., Higher Education Christian University Rev., 5.00%, 3/15/2022	20,000	20,276
Richardson Independent School District Series 2015B, GO, 5.00%, 2/15/2025	30,000	34,289
Richardson Independent School District, Unlimited Tax Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	74,037
Rockwall Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2023 (b)	100,000	104,559
GO, PSF-GTD, 5.00%, 2/15/2023	100,000	105,667
GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,121
Rolling Creek Utility District GO, AGM, 4.00%, 9/1/2023	50,000	52,959
Round Rock Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2022	40,000	41,274
Series 2019A,GO,PSF-GTD,5.00%, 8/1/2022	25,000	25,796

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Royal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	40,000	42,207
San Antonio Education Facilities Corp., Trinity University Project
Rev., 5.00%, 6/1/2023(b)	50,000	53,559
San Antonio Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2022	55,000	55,543
Series 2014B, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	25,803
San Antonio Municipal Facilities Corp., Public Safety Answering Point Project
Rev., 4.00%, 8/15/2023	25,000	25,075
San Antonio Public Facilities Corp., Convention Center Refinancing and Expansion Project
Rev., 5.00%, 9/15/2022	20,000	20,720
Rev., 5.00%, 9/15/2024	35,000	36,227
Rev., 5.00%, 9/15/2026	70,000	72,432
San Antonio Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2022	135,000	137,972
Series 2014A, Rev., 5.00%, 5/15/2022	55,000	56,211
Series 2015B, Rev., 5.00%, 5/15/2022	45,000	45,991
Series 2016A, Rev., 5.00%, 5/15/2022	95,000	97,091
Series 2017A, Rev., 5.00%, 5/15/2022	25,000	25,550
Series 2018A, Rev., 5.00%, 5/15/2022	100,000	102,201
Series 2020A, Rev., 5.00%, 5/15/2022	30,000	30,660
Series 2015B, Rev., 5.00%, 5/15/2023	10,000	10,693
Series 2016A, Rev., 5.00%, 5/15/2023	100,000	106,928
Series 2019C, Rev., 5.00%, 5/15/2023	25,000	26,732
Series 2020A, Rev., 5.00%, 5/15/2023	20,000	21,385
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	27,835
Series 2014A, Rev., 5.00%, 5/15/2025	45,000	49,059
San Jacinto Community College District, Limited Tax
GO, 5.00%, 2/15/2022	225,000	227,182
Series 2016A, GO, 5.00%, 2/15/2022	55,000	55,534
Series 2016B, GO, 5.00%, 2/15/2022(b)	60,000	60,587
Series 2019A, GO, 5.00%, 2/15/2022	165,000	166,600
GO, 5.00%, 2/15/2023	55,000	58,089
Series 2019A, GO, 5.00%, 2/15/2023	25,000	26,404
Series 2019B, GO, 5.00%, 2/15/2023	25,000	26,404
San Marcos Consolidated Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/1/2022	50,000	51,271
GO, PSF-GTD, 5.00%, 8/1/2023(b)	25,000	26,954
Santa Maria Independent School District
GO, PSF-GTD, 4.00%, 2/15/2023	65,000	67,807
Schertz-Cibolo-Universal City Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2022(b)	20,000	20,159
Seguin Independent School District
GO, PSF-GTD, 5.00%, 8/15/2022	50,000	51,707
Seguin Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	51,613
Sienna Plantation Levee Improvement District, Unlimited Tax
GO, 4.00%, 9/1/2022	50,000	51,379
Sienna Plantation Municipal Utility District No. 2, Unlimited Tax
GO, 3.00%, 10/1/2022	25,000	25,562
Socorro Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/15/2022(b)	25,000	25,673
Somerset Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	75,000	77,560
South Texas College
GO, 5.00%, 8/15/2023(b)	150,000	161,997
South Texas College, Limited Tax
GO, 5.00%, 8/15/2022	20,000	20,674

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Southlake Community Enhancement & Development Corp. Rev., 5.00%, 2/15/2023	100,000	105,144
Southlake Park Development Corp., Sales Tax Rev., 3.00%, 2/15/2023	100,000	103,120
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2022	110,000	114,326
Series 2016A, Rev., 5.00%, 10/1/2024	20,000	22,500
Southwest Independent School District GO, PSF-GTD, 3.00%, 2/1/2023	30,000	30,961
Spring Branch Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2022	75,000	75,601
GO, PSF-GTD, 5.00%, 2/1/2023	35,000	36,946
Spring Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,674
GO, PSF-GTD, 5.00%, 8/15/2023	60,000	64,780
Spring Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	50,000	56,171
State of Texas, College Student Loan GO, AMT, 5.00%, 8/1/2022	60,000	61,903
State of Texas, Public Finance Authority
GO, 5.00%, 10/1/2022	20,000	20,802
Series 2017A, GO, 5.00%, 10/1/2022	150,000	156,015
Series 2018A, GO, 5.00%, 10/1/2023	35,000	38,022
State of Texas, Transportation Commission Highway Improvement
GO, 5.00%, 4/1/2022	55,000	55,883
GO, 5.00%, 4/1/2022 (b)	110,000	111,763
Series 2012A, GO, 5.00%, 4/1/2022 (b)	335,000	340,369
Series 2012A, GO, 5.00%, 4/1/2022	40,000	40,643
Series 2016A, GO, 5.00%, 4/1/2023	80,000	85,090
State of Texas, Transportation Commission Mobility Fund
Series A, GO, 5.00%, 10/1/2022	100,000	104,010
GO, 5.00%, 10/1/2023	60,000	65,181
Series A, GO, 5.00%, 10/1/2023	75,000	81,476
GO, 5.00%, 10/1/2024	20,000	22,215

Investments	Principal Amount ($)	Value ($)
State of Texas, Veterans
Series 2011B, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	2,760,000	2,760,000
Series 2013A, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	11,240,000	11,240,000
Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	18,335,000	18,335,000
State of Texas, Veterans Housing Assistance Program GO, VRDO, LIQ: FHLB, 0.06%, 12/9/2021 (c)	8,000,000	8,000,000
Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	3,435,000	3,435,000
State of Texas, Water Financial Assistance
Series 2015D, GO, 5.00%, 5/15/2022	60,000	61,318
Series 2013A, GO, 4.00%, 8/1/2022	20,000	20,510
Series 2008B, Subseries 2018B-3, GO, 5.00%, 8/1/2022	50,000	51,606
Series 2011B, GO, 5.00%, 8/1/2022	10,000	10,039
Series 2012F, GO, 5.00%, 8/1/2022	30,000	30,964
Series 2012G, GO, 5.00%, 8/1/2023	50,000	51,577
Stephen F Austin State University Rev., 5.00%, 10/15/2022	100,000	104,034
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2022	25,000	26,009
Sugar Land 4B Corp., Sales Tax Rev., 3.00%, 2/15/2022	290,000	291,596
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2013A, Rev., 4.00%, 5/15/2023 (b)	510,000	537,508
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center
Rev., 5.00%, 12/1/2021	150,000	150,000
Rev., 5.00%, 12/1/2023	100,000	109,280

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2022	145,000	150,013
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center
Rev., 4.00%, 12/1/2021	360,000	360,000
Rev., 5.00%, 12/1/2022	20,000	20,953
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Rev., 5.00%, 10/1/2022	360,000	374,282
Rev., 5.00%, 10/1/2023	455,000	493,938
Rev., 5.00%, 10/1/2025	465,000	503,542
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Rev., 5.00%, 2/15/2024	365,000	401,852
Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	103,228
Tarrant Regional Water District, City of Dallas Project
Series 2021A, Rev., 4.00%, 9/1/2022	40,000	41,146
Rev., 5.00%, 9/1/2022	20,000	20,722
Tarrant Regional, Water Control and Improvement District, Water System
Rev., 5.00%, 3/1/2022 (b)	485,000	490,818
Rev., 5.00%, 3/1/2022	40,000	40,481
Series 2016A, Rev., 5.00%, 3/1/2022	45,000	45,541
Rev., 4.00%, 9/1/2022 (b)	160,000	164,611
Rev., 5.00%, 3/1/2023	50,000	52,987
Tatum Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2022	25,000	25,144
Temple Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2022	30,000	30,140
GO, PSF-GTD, 5.00%, 2/1/2022	25,000	25,198
Texas A&M University, Financing System
Series 2013A, Rev., 5.00%, 5/15/2022	145,000	148,185
Series 2013B, Rev., 5.00%, 5/15/2022	75,000	76,648
Series 2015A, Rev., 5.00%, 5/15/2022	170,000	173,734

Investments	Principal Amount ($)	Value ($)
Series 2016C, Rev., 5.00%, 5/15/2022	20,000	20,439
Series 2017C, Rev., 5.00%, 5/15/2022	20,000	20,439
Series B, Rev., 5.00%, 5/15/2022	65,000	66,428
Series B, Rev., 4.00%, 5/15/2023 (b)	100,000	105,474
Series 2013B, Rev., 5.00%, 5/15/2023	25,000	26,728
Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments Rev., 0.50%, 6/1/2023 (c)	750,000	751,229
Texas Department of Housing and Community Affairs, Multi-Family Housing, Scott Street Lofts Rev., 0.70%, 8/1/2023 (c)	500,000	500,168
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien
Series D, Rev., 6.25%, 12/15/2026	45,000	51,902
Texas Public Finance Authority, Midwestern State University
Series 2016A, Rev., 5.00%, 12/1/2021	275,000	275,000
Series 2016A, Rev., 5.00%, 12/1/2025	135,000	157,936
Texas Southmost College District
Series 2014A, GO, 5.00%, 2/15/2022	80,000	80,772
Series 2014B, GO, 5.00%, 2/15/2023	20,000	21,116
Series A, GO, 5.00%, 2/15/2023	25,000	26,395
Texas State Technical College, Financing System Improvement Rev., AGM, 5.00%, 10/15/2022	85,000	88,429
Texas State University System
Rev., 4.10%, 3/15/2022 (b)	30,000	30,339
Rev., 5.00%, 3/15/2022	20,000	20,278
Series 2015A, Rev., 5.00%, 3/15/2022	170,000	172,359
Series 2017A, Rev., 5.00%, 3/15/2022	275,000	278,816
Rev., 5.00%, 3/15/2023 (b)	100,000	106,081
Rev., 5.00%, 3/15/2023	110,000	116,756
Series 2015A, Rev., 5.00%, 3/15/2023	35,000	37,150
Series 2017A, Rev., 5.00%, 3/15/2023	205,000	217,592

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2021A, Rev., 5.00%, 3/15/2023	25,000	26,536
Series 2017A, Rev., 5.00%, 3/15/2025	60,000	68,821
Texas Transportation Commission State Highway Fund, First Tier
Series 2014A, Rev., 5.00%, 4/1/2022	370,000	375,943
Rev., 5.00%, 10/1/2022	230,000	239,223
Series 2014-A, Rev., 5.00%, 4/1/2023	50,000	53,181
Rev., 5.00%, 10/1/2023	110,000	119,520
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	10,069,551
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2022	95,000	98,052
Texas Water Development Board, Water Implementation Fund
Series 2018B, Rev., 3.00%, 4/15/2022	25,000	25,265
Series 2017A, Rev., 5.00%, 4/15/2022	100,000	101,798
Series 2018B, Rev., 5.00%, 4/15/2022	65,000	66,169
Series 2018B, Rev., 4.00%, 10/15/2022	65,000	67,163
Series 2018B, Rev., 5.00%, 10/15/2022	120,000	125,035
Series 2019A, Rev., 5.00%, 10/15/2022	25,000	26,049
Series 2017A, Rev., 5.00%, 4/15/2023	50,000	53,242
Series 2018A, Rev., 5.00%, 10/15/2023	50,000	54,405
Series 2018A, Rev., 5.00%, 10/15/2024	50,000	56,574
Texas Woman’s University, Financing System
Rev., 4.00%, 7/1/2022	25,000	25,075
Series 2021A, Rev., 4.00%, 7/1/2022	25,000	25,542
Rev., 4.00%, 7/1/2023	20,000	21,129
Tidehaven Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2022 (b)	25,000	25,144
Tomball Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2023	35,000	36,975

Investments	Principal Amount ($)	Value ($)
GO, PSF-GTD, 5.00%, 2/15/2025	35,000	40,100
Town of Addison
GO, 4.00%, 2/15/2022	30,000	30,232
GO, 4.00%, 2/15/2023	20,000	20,901
Town of Little Elm
GO, 4.00%, 8/1/2022	25,000	25,631
GO, 5.00%, 8/1/2022	25,000	25,796
Town of Prosper
GO, 5.00%, 2/15/2022	30,000	30,293
GO, 5.00%, 8/15/2022	200,000	206,740
Town of Prosper, Combination Tax and Surplus GO, 4.00%, 2/15/2022	50,000	50,388
Travis County Housing Finance Corp., Multi-Family Housing, Cascades at Onion Creek Apartments Rev., 0.35%, 2/1/2023 (c)	165,000	165,008
Travis County Water Control & Improvement District No. 17, Water and Sewer System Rev., 4.00%, 11/1/2023	150,000	160,386
Trinity River Authority Central Regional Wastewater System
Rev., 3.00%, 8/1/2022	20,000	20,377
Rev., 5.00%, 8/1/2022	50,000	51,607
Trinity River Authority Red Oak Creek System Rev., 5.00%, 2/1/2023	125,000	131,786
Trinity River Authority Ten Mile Creek System
Rev., 5.00%, 8/1/2022	100,000	103,158
Rev., 5.00%, 8/1/2023	105,000	113,053
Trinity River Authority, Central Regional Wastewater System
Rev., 5.00%, 8/1/2022	355,000	366,405
Rev., 5.00%, 8/1/2023	30,000	32,358
Trinity River Authority, Denton Creek Wastewater Treatment System
Rev., 5.00%, 2/1/2022	50,000	50,398
Rev., 5.00%, 2/1/2023	100,000	105,550
Rev., 5.00%, 2/1/2024	40,000	43,971
Trinity River Authority, Mountain Creek Regional Wastewater System Rev., 5.00%, 8/1/2022	125,000	129,016
Trinity River Authority, Red Oak Creek System Rev., 5.00%, 2/1/2026	150,000	176,742
Trinity River Authority, Water Project
Rev., 3.00%, 2/1/2022	110,000	110,515
Rev., 4.00%, 2/1/2022	230,000	231,454
Rev., 5.00%, 2/1/2024	25,000	27,482
Rev., 5.00%, 2/1/2025	75,000	85,557

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	31,296
Tyler Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2022	130,000	131,272
GO, PSF-GTD, 5.00%, 2/15/2022	30,000	30,293
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	26,440
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	21,143
University of Houston
Series 2013A, Rev., 4.00%, 2/15/2022	50,000	50,394
Series 2011A, Rev., 5.00%, 2/15/2022	50,000	50,197
Series 2016A, Rev., 5.00%, 2/15/2022	200,000	201,981
Series 2017A, Rev., 5.00%, 2/15/2022	40,000	40,396
Series 2020A, Rev., 5.00%, 2/15/2022	250,000	252,476
Series 2020A, Rev., 5.00%, 2/15/2023	50,000	52,884
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	51,465
University of North Texas System
Series 2012A, Rev., 4.50%, 4/15/2022 (b)	50,000	50,803
Rev., 5.00%, 4/15/2022	30,000	30,535
Series 2015A, Rev., 5.00%, 4/15/2022	30,000	30,535
Series 2017A, Rev., 5.00%, 4/15/2022	135,000	137,407
Series 2017A, Rev., 5.00%, 4/15/2023	70,000	74,460
Series 2018A, Rev., 5.00%, 4/15/2023	130,000	138,282
Series 2020A, Rev., 5.00%, 4/15/2025	100,000	114,924
Upper Trinity Regional Water District, Regional Treated Water Supply System
Rev., 4.00%, 8/1/2022	210,000	215,254
Rev., 5.00%, 8/1/2022	435,000	448,767
Valwood Improvement Authority, Unlimited Tax GO, 4.00%, 9/1/2022	180,000	185,033
Van Vleck Independent School District, Unlimited Tax

Investments	Principal Amount ($)	Value ($)
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,401
Via Metropolitan Transit Advanced Transportation District, Sales Tax Rev., 5.00%, 7/15/2022	55,000	56,653
Via Metropolitan Transit, Sales Tax Rev., 5.00%, 7/15/2024	110,000	122,631
Vidor Independent School District GO, PSF-GTD, Zero Coupon, 2/15/2022	100,000	99,906
Viridian Municipal Management District, Road Improvement, Unlimited Tax GO, AGM, 4.00%, 12/1/2021	75,000	75,000
Waco Educational Finance Corp., Baylor University Issue Rev., 5.00%, 3/1/2022 (b)	510,000	516,054
Waco Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,853
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,121
Weslaco Housing Opportunities Corp., Primrose Village Apartments Rev., 1.42%, 1/1/2022 (c)	610,000	610,536
Weslaco Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	15,000	15,850
West Harris County Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 8/1/2022	155,000	157,746
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2021	500,000	500,688
West Travis County Municipal Utility District No. 6, Unlimited Tax GO, 4.00%, 8/1/2022	50,000	51,210
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2022	100,000	103,298
Wink-Loving Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2023 (b)	35,000	37,016

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Ysleta Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	30,000	31,024

Total Texas		223,700,809

Utah—0.4%
Alpine School District Series 2017B, GO, 5.00%, 3/15/2023	25,000	26,542
Alpine School District, School Building GO, 5.00%, 3/15/2022	85,000	86,190
Central Utah Water Conservancy District
Series 2012C, Rev., 5.00%, 10/1/2022 (b)	35,000	36,385
Series 2016A, Rev., 5.00%, 10/1/2022	20,000	20,802
Series 2017B, Rev., 5.00%, 10/1/2022	55,000	57,206
Central Utah Water Conservancy District, Limited Tax Series 2011C, GO, 5.00%, 4/1/2022	165,000	167,650
Central Weber Sewer Improvement District Series 2021A, Rev., 4.00%, 3/1/2023	95,000	99,469
City of Draper, Sales Tax Series 2012A, Rev., 4.00%, 5/1/2022 (b)	25,000	25,400
City of Ogden City, Franchise Tax Rev., 3.00%, 1/15/2022	270,000	270,932
City of Park City GO, 5.00%, 5/1/2022	25,000	25,503
City of Park City,Sales Tax Rev., 5.00%, 12/15/2021	150,000	150,261
City of Provo Series 2015A, Rev., 5.00%, 2/1/2022	25,000	25,200
City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	26,381
City of Riverton Rev., 3.00%, 9/1/2022	35,000	35,079
City of Salt Lake City Series 2016A, Rev., 4.00%, 10/1/2023	30,000	32,032
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	27,614
City of South Jordan, Daybreak Assessment Area No. 1 3.00%, 11/1/2022	40,000	41,040
City of St. George Rev., AGM, 5.00%, 6/1/2024	150,000	166,666

Investments	Principal Amount ($)	Value ($)
City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,227
City of St. George, Franchise Tax
Rev., 5.00%, 12/1/2021	110,000	110,000
Rev., 5.00%, 12/1/2022	115,000	120,537
County of Salt Lake, Crossover GO, 4.00%, 12/15/2022	75,000	77,972
County of Salt Lake, Sales Tax Series 2012A, Rev., 5.00%, 2/1/2022	55,000	55,440
County of Summit, Sales Tax Rev., 5.00%, 12/15/2022	50,000	52,499
County of Utah, IHC Health Services, Inc.
Series 2016B, Rev., 5.00%, 5/15/2022	220,000	224,802
Series 2018B-1, Rev., 5.00%, 8/1/2022(c)	250,000	254,790
Series 2018B-2, Rev., 5.00%, 8/1/2024(c)	445,000	489,075
Series 2020B-1, Rev., 5.00%, 8/1/2024(c)	360,000	403,319
Series 2020B-2, Rev., 5.00%, 8/1/2026(c)	595,000	710,345
County of Weber GO, 5.00%, 1/15/2022	70,000	70,409
Davis School District, School District Bond Guaranty Program
GO, 5.00%, 6/1/2022	100,000	102,416
Series 2019B, GO, 5.00%, 6/1/2023	25,000	26,783
Intermountain Power Agency, Subordinated Power Supply Series 2018A, Rev., 5.00%, 7/1/2022 (b)	435,000	447,075
Jordan School District Board of Education, School Building Bond GO, 5.00%, 6/15/2023	30,000	32,189
Jordan School District Board of Education, UTAH School Building Guaranty Program GO, 5.00%, 6/15/2022	40,000	41,037
Jordan Valley Water Conservancy District Series B, Rev., 5.00%, 10/1/2022	40,000	41,604
Magna Water District GO, 5.00%, 6/1/2023	50,000	53,543
Metropolitan Water District of Salt Lake and Sandy
Series 2012A, Rev., 4.00%, 7/1/2022	150,000	153,356
Series 2012A, Rev., 5.00%, 7/1/2022(b)	30,000	30,842

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Midtown Redevelopment Authority, Tax Increment and Sales Tax Rev., 4.00%, 5/1/2022	25,000	25,400
Midvale Redevelopment Agency, Sales Tax Rev., 4.00%, 5/1/2023	20,000	21,053
Mountain Regional Water Special Service District
Rev., AGM, 4.00%, 12/15/2021 (b)	205,000	205,286
Series 2014A, Rev., AGM, 3.00%, 12/15/2022	75,000	77,132
Nebo School District
Series 2017B, GO, 5.00%, 7/1/2022	30,000	30,843
Series 2017C, GO, 4.00%, 7/1/2023	20,000	21,188
Ogden City School District Municipal Building Authority
Rev., 5.00%, 1/15/2022	305,000	306,768
Rev., 5.00%, 1/15/2023	120,000	126,245
South Valley Water Reclamation Facility, Sewer Rev., AGM, 5.00%, 2/15/2023	50,000	52,790
Southern Utah University, Auxiliary System and Student Building Rev., 4.00%, 5/1/2022	50,000	50,775
State of Utah
GO, 4.00%, 7/1/2022 (b)	80,000	81,781
GO, 5.00%, 7/1/2022	345,000	354,700
Series 2020B, GO, 5.00%, 7/1/2022	25,000	25,703
GO, 5.00%, 7/1/2024	75,000	84,006
Summit County, Transportation Sales Tax Rev., 5.00%, 12/15/2021	75,000	75,132
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2022	35,000	36,122
Series 2014B, Rev., 5.00%, 8/1/2022 (b)	50,000	51,603
Series 2015B, Rev., 5.00%, 8/1/2022 (b)	305,000	314,778
Series 2016A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,802
Series 2016B-1, Rev., 5.00%, 8/1/2022	85,000	87,725
Series 2017A, Rev., 5.00%, 8/1/2022	55,000	56,763
Series 2017B-2, Rev., 5.00%, 8/1/2022	20,000	20,641

Investments	Principal Amount ($)	Value ($)
Series 2018A, Rev., 5.00%, 8/1/2022	55,000	56,763
Series A-2, Rev., 5.00%, 8/1/2022	25,000	25,802
Series 2013A, Rev., 5.00%, 8/1/2023	30,000	32,348
Series 2014B, Rev., 5.00%, 8/1/2023 (b)	30,000	32,345
Series 2017A, Rev., 5.00%, 8/1/2023	20,000	21,565
Series A-1, Rev., 5.00%, 8/1/2023	20,000	21,565
Utah Charter School Finance Authority, Providence Hall Elementary School And High School Projects Series 2013A, Rev., 5.00%, 10/15/2023 (b)	75,000	81,425
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 5.00%, 4/15/2022	130,000	132,146
Series A, Rev., 5.00%, 4/15/2023	80,000	84,778
Utah State Board of Regents
Rev., 5.00%, 3/1/2022	110,000	111,322
Series 2012A, Rev., 5.00%, 4/1/2022 (b)	125,000	127,003
Series B, Rev., AGM, 4.00%, 6/1/2024	50,000	54,343
Utah State Board of Regents, Auxiliary and Campus Facilities Rev., 5.00%, 4/1/2022 (b)	25,000	25,401
Utah State Building Ownership Authority, Facilities Master Lease Program
Rev., 5.00%, 5/15/2022	170,000	173,726
Rev., 5.00%, 5/15/2023	40,000	42,765
Utah State University Series 2015B, Rev., 5.00%, 12/1/2022	75,000	78,595
Utah State University, Student Building Fee
Rev., 4.00%, 4/1/2022	30,000	30,382
Series 2013B, Rev., 4.00%, 12/1/2022	25,000	25,949
Utah Transit Authority, Sales Tax
Rev., 5.00%, 6/15/2022 (b)	50,000	51,297
Series 2008A, Rev., 5.25%, 6/15/2022	215,000	220,885
Series 2018-2, Rev., 5.00%, 12/15/2022	25,000	26,233

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2008A, Rev., 5.25%, 6/15/2023	150,000	161,469
Utah Transit Authority, Subordinate Sales Tax Series 2015A, Rev., 5.00%, 6/15/2023	150,000	160,846
Utah Water Finance Agency, Loan Financing Program
Series 2017C, Rev., 4.00%, 3/1/2023	110,000	115,146
Series 2017A, Rev., 5.00%, 3/1/2023	50,000	52,962
Washington County School District Board of Education, School Building and Refunding, Utah School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	31,793
Washington County School District Board of Education, Utah School District Bond Guaranty Program Series 2021A, GO, 5.00%, 3/1/2022	95,000	96,144
Washington County Water Conservancy District Rev., 5.00%, 10/1/2022	25,000	25,397
Washington County, St. George Interlocal Agency Series 2012A, Rev., 2.00%, 12/1/2021	25,000	25,000
Weber Basin Water Conservancy District Series 2013B, Rev., 4.25%, 4/1/2023 (b)	20,000	21,071
Weber School District, School Building GO, 5.00%, 6/15/2022	110,000	112,864
White City Water Improvement District Rev., 3.00%, 2/1/2023	25,000	25,801

Total Utah		9,310,979

Vermont — 0.1%
City of Burlington Series 2018C, GO, 5.00%, 5/1/2022	25,000	25,492
State of Vermont, Green Bonds Series 2015A, GO, 5.00%, 8/15/2022	25,000	25,857
State of Vermont, Transportation Infrastructure Series 2013A, Rev., 4.00%, 6/15/2022	45,000	45,938

Investments	Principal Amount ($)	Value ($)
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2022	25,000	25,994
Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project
Series 2016A, Rev., 5.00%, 12/1/2021	140,000	140,000
2016A, Rev., 5.00%, 12/1/2022	10,000	10,467
Series 2016A, Rev., 5.00%, 12/1/2026	175,000	206,888
Vermont Municipal Bond Bank
Series 2018-1, Rev., 4.00%, 12/1/2021	45,000	45,000
Series 4, Rev., 4.00%, 12/1/2021	25,000	25,000
Series 1, Rev., 5.00%, 12/1/2021	175,000	175,000
Series 3, Rev., 5.00%, 12/1/2021	60,000	60,000
Series 4, Rev., 5.00%, 12/1/2021	40,000	40,000
Series 5, Rev., 5.00%, 12/1/2021	50,000	50,000
Series 5, Rev., 5.00%, 12/1/2021 (b)	200,000	200,000
Series 6, Rev., 5.00%, 12/1/2021	125,000	125,000
Series 2, Rev., 5.00%, 12/1/2022	25,000	26,198
Series 2016-2, Rev., 5.00%, 12/1/2022	65,000	68,116
Series 3, Rev., 5.00%, 12/1/2022	100,000	104,794
Series 5, Rev., 5.00%, 12/1/2022	20,000	20,959
Series 3, Rev., 5.00%, 12/1/2023	25,000	27,346
Vermont Municipal Bond Bank, State Colleges System Bonds Series 2017A, Rev., 5.00%, 10/1/2022	55,000	57,201

Total Vermont		1,505,250

Virginia — 2.0%
Arlington County Industrial Development Authority
Rev., 5.00%, 2/15/2023	35,000	36,979

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Arlington County Industrial Development Authority, County Project
Series 2013A, Rev., 5.00%, 12/15/2021	25,000	25,044
Series 2013A, Rev., 5.00%, 12/15/2022	190,000	199,495
Chesapeake Bay Bridge and Tunnel District Rev., BAN, 5.00%, 11/1/2023	230,000	249,799
City of Alexandria Series 2012B, GO, 4.00%, 6/15/2022 (b)	70,000	71,449
GO, 5.00%, 6/15/2022	100,000	102,615
Series 2017C, GO, 5.00%, 7/1/2022	30,000	30,849
City of Alexandria, Capital Improvement
Series 2014B, GO, 5.00%, 1/15/2022	25,000	25,146
Series 2012B, GO, 5.00%, 6/15/2022	30,000	30,785
Series 2016A, GO, 5.00%, 7/15/2023	25,000	26,936
City of Charlottesville Series 2012B, GO, 4.00%, 7/15/2022	50,000	51,187
City of Chesapeake
Series 2020B, GO, 5.00%, 8/1/2022	50,000	51,606
Series A, Rev., 5.00%, 7/15/2023	185,000	190,239
City of Chesapeake, Transportation Series A, Rev., 5.00%, 7/15/2022	140,000	144,020
City of Fairfax GO, 5.00%, 7/15/2022	50,000	51,499
City of Hampton, Public Improvement
Series 2019A, GO, 5.00%, 3/1/2022	50,000	50,602
Series 2012A, GO, 5.00%, 4/1/2022 (b)	85,000	86,363
Series 2015B, GO, 5.00%, 9/1/2022	55,000	56,986
City of Harrisonburg, Public Improvement Series 2014B, GO, 5.00%, 7/15/2022	25,000	25,748
City of Lynchburg, Public Improvement
Series 2020B, GO, 5.00%, 12/1/2021	25,000	25,000
GO, 5.00%, 6/1/2022	25,000	25,603
City of Manassas, Public Improvement GO, 5.00%, 7/1/2022	50,000	51,397

Investments	Principal Amount ($)	Value ($)
City of Newport News
Series B, GO, 5.25%, 7/1/2022	25,000	25,742
Series 2014A, GO, 4.00%, 7/15/2022	20,000	20,479
Rev., 5.00%, 7/15/2022	30,000	30,903
Series 2017A, GO, 5.00%, 8/1/2022	25,000	25,807
City of Newport News, General Improvement Series 2014A, GO, 5.00%, 7/15/2022	50,000	51,506
City of Norfolk
Rev., 5.00%, 5/1/2022 (b)	135,000	137,717
GO, 5.00%, 8/1/2022	30,000	30,962
Series 2013A, GO, 5.00%, 8/1/2022	25,000	25,802
Series A, GO, 4.00%, 10/1/2022	25,000	25,793
GO, 5.00%, 10/1/2022 (b)	25,000	26,000
Series A, GO, 5.00%, 10/1/2022	25,000	26,000
Series A, GO, 5.00%, 10/1/2023	10,000	10,854
City of Poquoson GO, 5.00%, 2/15/2022	45,000	45,445
City of Portsmouth
Series 2012A, GO, 5.00%, 7/15/2022 (b)	25,000	25,753
GO, 5.00%, 7/15/2023	55,000	59,203
City of Portsmouth, Public Improvement Series 2013A, GO, 5.00%, 2/1/2022	120,000	120,951
City of Portsmouth, Tax Exempt
Series 2015A, GO, 4.00%, 8/1/2022	25,000	25,632
Series 2016A, GO, 5.00%, 8/1/2022	50,000	51,596
City of Richmond
Rev., 5.00%, 1/15/2023	105,000	110,647
Series 2013A, Rev., 5.00%, 1/15/2023 (b)	55,000	57,954
Series 2020A, Rev., 5.00%, 1/15/2023	25,000	26,345
Series 2013A, GO, 5.00%, 3/1/2023 (b)	25,000	26,490
City of Richmond, Public Improvement
Series 2012A, GO, 5.00%, 3/1/2022	85,000	86,028
Series 2017B, GO, 5.00%, 7/15/2022	25,000	25,748

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series B, GO, 5.00%, 7/15/2022	20,000	20,604
City of Richmond, Public Utility Rev., 5.00%, 1/15/2022	215,000	216,258
City of Roanoke, Public Improvement Series 2013A, GO, 4.00%, 7/15/2022	25,000	25,590
City of Suffolk GO, 5.00%, 2/1/2022 Series 2017A, GO, 5.00%, 2/1/2023	75,000 25,000	75,599 26,400
City of Suffolk, Tax-Exempt Series 2016A, GO, 5.00%, 2/1/2022	55,000	55,440
City of Virginia Beach
Series A, GO, 5.00%, 4/1/2022	50,000	50,803
Series A, GO, 5.00%, 4/1/2022 (b)	30,000	30,481
Series 2015B, GO, 5.00%, 9/15/2022	55,000	57,089
Series 2016A, GO, 5.00%, 2/1/2023	25,000	26,396
City of Winchester GO, 5.00%, 9/1/2022	75,000	77,697
City of Winchester, Public Improvement GO, 5.00%, 9/1/2022(b)	160,000	165,766
Commonwealth of Virginia
Series 2013B, GO, 4.00%, 6/1/2022	135,000	137,580
Series 2015B, GO, 5.00%, 6/1/2022	35,000	35,839
Series 2013B, GO, 4.00%, 6/1/2025	20,000	21,120
County of Arlington
Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,645
Series 2012A, GO, 5.00%, 8/1/2022	125,000	129,033
GO, 4.00%, 8/15/2022	40,000	41,085
County of Chesterfield COP, 4.00%, 11/1/2023	100,000	103,321
County of Chesterfield, Public Improvement
GO, 5.00%, 1/1/2022	20,000	20,079
Series 2015A, GO, 5.00%, 1/1/2022	70,000	70,275
Series 2015B, GO, 5.00%, 1/1/2023	20,000	21,039
County of Culpeper GO, 5.00%, 1/15/2024	25,000	27,455

Investments	Principal Amount ($)	Value ($)
County of Fairfax
Series 2015B, GO, 5.00%, 10/1/2023	100,000	108,693
County of Fairfax, Sewer Series 2016A, Rev., 5.00%, 7/15/2022	115,000	118,449
County of Fauquier GO, 4.00%, 7/15/2022	35,000	35,831
County of Hanover GO, 5.00%, 1/15/2022	45,000	45,262
County of Hanover, Public Improvement Series A, GO, 4.13%, 1/15/2023	50,000	50,158
County of Henrico, Public Improvement
GO, 4.00%, 8/1/2022	25,000	25,641
GO, 5.00%, 8/1/2022	25,000	25,806
County of Henrico, Water and Sewer
Rev., 3.00%, 5/1/2022	50,000	50,595
Rev., 5.00%, 5/1/2022	20,000	20,404
Rev., 3.13%, 5/1/2023 (b)	20,000	20,809
County of James City GO, 5.00%, 12/15/2021	50,000	50,088
County of Loudoun
Series 2020B, GO, 5.00%, 12/1/2021	190,000	190,000
Series 2018A, GO, 5.00%, 12/1/2022	25,000	26,209
County of Loudoun, Public Improvement Series 2013A, GO, 4.00%, 12/1/2021	145,000	145,000
Series 2012A, GO, 5.00%, 12/1/2021	70,000	70,000
Series 2013A, GO, 5.00%, 12/1/2021	40,000	40,000
Series 2014A, GO, 5.00%, 12/1/2021	40,000	40,000
Series 2014B, GO, 5.00%, 12/1/2021	30,000	30,000
Series 2015A, GO, 5.00%, 12/1/2021	50,000	50,000
Series 2016A, GO, 5.00%, 12/1/2021	50,000	50,000
Series 2017A, GO, 5.00%, 12/1/2021	50,000	50,000
Series 2019A, GO, 5.00%, 12/1/2022	50,000	52,417
County of Pittsylvania GO, 5.00%, 2/1/2022	20,000	20,158
County of Prince William Series 2012A, GO, 4.00%, 8/1/2022	25,000	25,638

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 8/1/2022	105,000	108,373
COP, 5.00%, 10/1/2022	100,000	103,924
County of Pulaski GO, 5.00%, 2/1/2024	40,000	43,971
County of Smyth GO, 5.00%, 11/1/2022	25,000	26,104
County of Spotsylvania, Public Improvement GO, 5.00%, 1/15/2022	75,000	75,434
County of Spotsylvania, Water and Sewer System Rev., 5.00%, 6/1/2022	40,000	40,960
Culpeper County Economic Development Authority, Capital Projects
Rev., 5.00%, 6/1/2022	100,000	102,340
Rev., 5.00%, 6/1/2024	30,000	33,389
Economic Development Authority, Capital Project Rev., 4.00%, 7/15/2023	55,000	58,168
Fairfax County Economic Development Authority, Joint Public Uses Complex Project Rev., 5.00%, 5/15/2022	155,000	158,412
Fairfax County Economic Development Authority, Laurel Hill Public Facilities Project Series 2012A, Rev., 5.00%, 6/1/2022	75,000	76,812
Fairfax County Economic Development Authority, Route 28 Project Series 2016B, Rev., 3.00%, 4/1/2022	75,000	75,712
Fairfax County Economic Development Authority, Silver Line Phase I Project Rev., 5.00%, 4/1/2022	55,000	55,885
Fairfax County Industrial Development Authority, Inova Health System Project
Series 2012B, Rev., 5.00%, 5/15/2022	50,000	51,078
Series 2016A, Rev., 5.00%, 5/15/2023	20,000	21,355
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Rev., 4.00%, 5/15/2022	375,000	381,385
Series 2016A, Rev., 5.00%, 5/15/2022	175,000	178,771
Series 2018B, Rev., 5.00%, 5/15/2023 (c)	115,000	122,758

Investments	Principal Amount ($)	Value ($)
Fairfax County Water Authority
Rev., 4.25%, 4/1/2022 (b)	25,000	25,339
Rev., 5.00%, 4/1/2022	35,000	35,564
Rev., 5.00%, 4/1/2022 (b)	135,000	137,164
Hampton Roads Sanitation District Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,752
Hampton Roads Sanitation District, Wastewater
Series 2014A, Rev., 5.00%, 7/1/2022	170,000	174,800
Series 2016A, Rev., 5.00%, 8/1/2022	20,000	20,645
Hampton Roads Transportation Accountability Commission, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026	15,500,000	18,507,020
Hampton Roads Transportation Accountability Commission, Transportation Fund, Intermediate Lien Series 2019A, Rev., BAN, 5.00%, 7/1/2022	1,335,000	1,372,456
Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,041,290
Loudoun County Economic Development Authority, Public Facilities Project
Rev., 5.00%, 12/1/2021	90,000	90,000
Series 2016A, Rev., 5.00%, 12/1/2021	95,000	95,000
Series 2016B, Rev., 5.00%, 12/1/2021	125,000	125,000
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	100,293
Montgomery County Economic Development Authority Series 2013A, Rev., 5.00%, 6/1/2023	20,000	21,398
Norfolk Economic Development Authority, Sentara Healthcare
Series 2012B, Rev., 5.00%, 11/1/2022	20,000	20,881
Series 2012B, Rev., 4.00%, 11/1/2023	100,000	103,406
Peninsula Ports Authority, Dominion Terminal Associates Project—DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,300,000	1,314,627

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Powhatan County Economic Development Authority, Capital Projects Rev., 5.00%, 10/15/2022	25,000	26,020
Prince William County Industrial Development Authority, Novant Health Obligation Group Series 2013B, Rev., 3.25%, 11/1/2022 (b)	30,000	30,821
Roanoke Economic Development Authority, Va Lutheran Homes Brandon Oaks Project Rev., 6.63%, 12/1/2023 (b)	40,000	44,907
Town of Leesburg GO, 5.00%, 1/15/2022	70,000	70,409
Virginia Beach Development Authority, Public Facility
Series A, Rev., 5.00%, 12/1/2021	25,000	25,000
Series 2018A, Rev., 5.00%, 4/1/2022	65,000	66,037
Series 2020A, Rev., 5.00%, 4/15/2022	50,000	50,892
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2022	35,000	36,164
Virginia College Building Authority, 21st Century College and Equipment Programs
Series 2012B, Rev., 3.00%, 2/1/2022 (b)	25,000	25,116
Series 2012A, Rev., 4.00%, 2/1/2022 (b)	60,000	60,379
Series A, Rev., 5.00%, 2/1/2022	110,000	110,879
Series 2019B, Rev., 5.00%, 2/1/2023	55,000	58,073
Series 2019C, Rev., 5.00%, 2/1/2023	50,000	52,793
Series 2020A, Rev., 5.00%, 2/1/2023	25,000	26,397
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2012A, Rev., 4.00%, 2/1/2022 (b)	135,000	135,853
Series 2012B, Rev., 4.00%, 2/1/2022 (b)	30,000	30,190
Rev., 5.00%, 2/1/2022	425,000	428,397
Rev., 5.00%, 2/1/2022 (b)	225,000	226,791
Series 2009E-1, Rev., 5.00%, 2/1/2022	325,000	327,597

Investments	Principal Amount ($)	Value ($)
Series 2009E-2, Rev., 5.00%, 2/1/2022	110,000	110,879
Series 2012A, Rev., 5.00%, 2/1/2022 (b)	40,000	40,318
Series 2014A, Rev., 5.00%, 2/1/2022	290,000	292,318
Series 2015A, Rev., 5.00%, 2/1/2022	25,000	25,200
Series 2015D, Rev., 5.00%, 2/1/2022	105,000	105,839
Series 2016A, Rev., 5.00%, 2/1/2022	315,000	317,518
Series 2017C, Rev., 5.00%, 2/1/2022	90,000	90,719
Series 2018A, Rev., 5.00%, 2/1/2022	155,000	156,239
Series 2019A, Rev., 5.00%, 2/1/2022	45,000	45,360
Series 2019C, Rev., 5.00%, 2/1/2022	135,000	136,079
Series 200.9, Rev., 5.00%, 2/1/2023	10,000	10,559
Series 2009E-2, Rev., 5.00%, 2/1/2023	10,000	10,559
Series 2013A, Rev., 5.00%, 2/1/2023	20,000	21,117
Series 2013A, Rev., 5.00%, 2/1/2023 (b)	50,000	52,787
Series 2015A, Rev., 5.00%, 2/1/2023	25,000	26,396
Series 2015D, Rev., 5.00%, 2/1/2023	85,000	89,748
Series 2018A, Rev., 5.00%, 2/1/2023	20,000	21,117
Series A, Rev., 5.00%, 2/1/2023	60,000	63,352
Series B, Rev., 5.00%, 2/1/2023	20,000	21,117
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	210,000	217,568
Series 2014B, Rev., 5.00%, 9/1/2022	35,000	36,267
Series 2016A, Rev., 5.00%, 9/1/2022	60,000	62,171
Series A, Rev., 5.00%, 9/1/2022	70,000	72,533
Series B, Rev., 5.00%, 9/1/2023	60,000	64,988

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Virginia College Building Authority, Public Higher Education Financing Program Series 2013A, Rev., 4.00%, 9/1/2023 (b)	25,000	26,629
Virginia Commonwealth Transportation Board
Series 2012A, Rev., GAN, 5.00%, 3/15/2022 (b)	30,000	30,416
Series C, Rev., 5.00%, 5/15/2022	65,000	66,431
Rev., GAN, 5.00%, 9/15/2023	45,000	48,795
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2022	165,000	168,632
Rev., 5.00%, 5/15/2022 (b)	35,000	35,767
Series 2017A, Rev., 5.00%, 5/15/2022	50,000	51,101
Rev., 5.00%, 5/15/2023	60,000	64,166
Rev., 5.00%, 5/15/2024	35,000	38,951
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	46,190
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65,000	65,813
Rev., GAN, 5.00%, 3/15/2022 (b)	125,000	126,736
Rev., GAN, 5.00%, 3/15/2022	50,000	50,697
Series 2012B-G, Rev., GAN, 5.00%, 3/15/2022	30,000	30,418
Rev., GAN, 5.00%, 9/15/2022	205,000	212,801
Series 2012B, Rev., GAN, 5.00%, 9/15/2022	125,000	129,757
Series 2012B, Rev., GAN, 5.00%, 9/15/2022 (b)	235,000	243,909
Rev., GAN, 5.00%, 3/15/2023	160,000	169,871
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	240,000	254,754
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	145,000	153,945
Rev., GAN, 5.00%, 3/15/2025	30,000	34,442
Virginia Commonwealth Transportation Board, Oak Grove Connector Series A, Rev., 5.00%, 5/15/2022	90,000	91,981
Virginia Commonwealth Transportation Board, Transportation Capital Project Rev., 5.00%, 5/15/2022 (b)	125,000	127,741

Investments	Principal Amount ($)	Value ($)
Virginia Commonwealth Transportation Board, Transportation District Program Rev., 5.00%, 5/15/2022	80,000	81,761
Virginia Commonwealth University Series 2018A, Rev., 5.00%, 11/1/2022	20,000	20,876
Virginia Commonwealth University Health System Authority Rev., 5.00%, 7/1/2025	45,000	51,931
Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	210,000	210,032
Virginia Housing Development Authority, Commonwealth Mortgage
Series 2012C-4, Rev., 2.49%, 1/1/2022	200,000	200,348
Series 2012C-2, Rev., 2.20%, 4/1/2022	25,000	25,162
Virginia Public Building Authority, Public Facilities
Series 2013A, Rev., 5.00%, 8/1/2022	50,000	51,610
Series 2014A, Rev., 5.00%, 8/1/2022	55,000	56,771
Series 2015B, Rev., 5.00%, 8/1/2022	25,000	25,805
Series 2017A, Rev., 5.00%, 8/1/2022	50,000	51,610
Series 2019A, Rev., 5.00%, 8/1/2022	30,000	30,966
Series 2020B, Rev., 5.00%, 8/1/2022	40,000	41,288
Series A, Rev., 5.00%, 8/1/2022	650,000	670,927
Series B, Rev., 5.00%, 8/1/2022	110,000	113,541
Series C, Rev., 5.00%, 8/1/2022	115,000	118,702
Series 2012A, Rev., 4.00%, 8/1/2023	10,000	10,624
Series 2013A, Rev., 4.00%, 8/1/2023	70,000	74,366
Series 2013A, Rev., 5.00%, 8/1/2023 (b)	40,000	43,151
Series 2018A, Rev., 5.00%, 8/1/2023	30,000	32,369
Series 2020B, Rev., 5.00%, 8/1/2023	10,000	10,789
Series A-1, Rev., 5.00%, 8/1/2023	65,000	70,132

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series C, Rev., 4.00%, 8/1/2026	25,000	27,390
Virginia Public School Authority, School Financing
Rev., 5.00%, 8/1/2022	20,000	20,642
Rev., 5.00%, 2/1/2023	100,000	105,538
Virginia Public School Authority, School Financing 1997 Resolution
Rev., 3.00%, 8/1/2022 (b)	45,000	45,840
Series 2012A, Rev., 3.00%, 8/1/2022 (b)	50,000	50,933
Series 2012C, Rev., 3.25%, 8/1/2022 (b)	80,000	81,625
Rev., 5.00%, 8/1/2022 (b)	70,000	72,244
Series 2012A, Rev., 5.00%, 8/1/2022	55,000	56,771
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	260,000	268,304
Series 2012B, Rev., 5.00%, 8/1/2022 (b)	75,000	77,404
Series 2013A, Rev., 5.00%, 8/1/2022	20,000	20,644
Series 2014B, Rev., 5.00%, 8/1/2022	75,000	77,415
Series 2015B, Rev., 5.00%, 8/1/2022	25,000	25,805
Series 2013A, Rev., 3.00%, 8/1/2023 (b)	25,000	26,127
Rev., 5.00%, 8/1/2023	70,000	75,478
Series 2013A, Rev., 5.00%, 8/1/2023 (b)	25,000	26,970
Series 2013A, Rev., 5.00%, 8/1/2023	10,000	10,783
Series 2014B, Rev., 5.00%, 8/1/2023	135,000	145,566
Series 2014C, Rev., 5.00%, 8/1/2023	25,000	26,957
Series 2015A, Rev., 5.00%, 8/1/2024	25,000	28,058
Virginia Public School Authority, School Technology and Security Notes
Series VI, Rev., 5.00%, 4/15/2022	195,000	198,506
Series VIII, Rev., 5.00%, 4/15/2022	140,000	142,517
Series VI, Rev., 5.00%, 4/15/2023	80,000	85,188
Virginia Public School Authority, Special Obligation School Montgomery County Rev., 5.00%, 2/1/2022	125,000	125,999

Investments	Principal Amount ($)	Value ($)
Virginia Resources Authority
Series 2017C, Rev., 4.00%, 11/1/2022	65,000	67,278
Series 2012A-1, Rev., 5.00%, 11/1/2022 (b)	100,000	104,428
Series 2014C, Rev., AMT, 5.00%, 11/1/2022	30,000	31,325
Series 2016A, Rev., 5.00%, 11/1/2022	50,000	52,194
Series 2016B, Rev., 5.00%, 11/1/2022	30,000	31,325
Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2022	30,000	31,206
Virginia Resources Authority, Infrastructure Moral Obligation
Rev., 4.00%, 11/1/2022	25,000	25,869
Series 2012B, Rev., 4.00%, 11/1/2022 (b)	30,000	31,040
Series 2013A, Rev., 4.00%, 11/1/2022	50,000	51,738
Series 2014C, Rev., 5.00%, 11/1/2022	100,000	104,389
Series 2019A, Rev., 5.00%, 11/1/2022	25,000	26,097
Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,515
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Rev., 5.00%, 11/1/2022	60,000	62,640
Series 2020C, Rev., 5.00%, 11/1/2022	75,000	78,292
Virginia Resources Authority, Infrastructure Pooled Financing Program
Rev., 5.00%, 11/1/2022	75,000	78,313
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	85,000	88,763
Series 2012A, Rev., 5.00%, 11/1/2022	40,000	41,767
Series 2012B, Rev., 5.00%, 11/1/2022	75,000	78,313
Series 2017A, Rev., 5.00%, 11/1/2022	25,000	26,104
Western Regional Jail Authority, Regional Jail Facility
Rev., 4.00%, 12/1/2022	50,000	51,853
Rev., 5.00%, 12/1/2024	1,285,000	1,451,541

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	1,990,000	2,023,188

Total Virginia		44,977,971

Washington—2.8%
Adams County Joint Consolidated School District No. 147-163-55, Unlimited Tax GO, 2.50%, 12/1/2021	25,000	25,000
Alderwood Water & Wastewater District Rev., 5.00%, 12/1/2021	40,000	40,000
Auburn School District No. 408 of King & Pierce Counties
GO, 4.00%, 12/1/2021	65,000	65,000
GO, 3.00%, 12/1/2022	150,000	152,104
GO, 4.00%, 12/1/2023	95,000	98,542
GO, 4.00%, 12/1/2024	60,000	62,234
Auburn School District No. 408 of King & Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	28,416
Benton County School District No. 17 Kennewick, Unlimited Tax
GO, 5.00%, 12/1/2021	125,000	125,000
GO, 5.00%, 12/1/2022	90,000	94,268
Benton County School District No. 400 Richland
GO, 3.00%, 12/1/2021	50,000	50,000
GO, 5.00%, 12/1/2021	120,000	120,000
GO, 5.00%, 12/1/2023	50,000	53,520
Cascade Water Alliance Rev., 5.00%, 9/1/2022	25,000	25,905
Central Kitsap Fire and Rescue, Unlimited Tax GO, 5.00%, 12/1/2021	95,000	95,000
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Series 2012S-1, Rev., 5.00%, 11/1/2022	90,000	93,984
Central Puget Sound Regional Transit Authority Sales and Rental Car Taxes Series 2012S-1, Rev., 5.00%, 11/1/2022 (b)	35,000	36,539
Central Puget Sound Regional Transit Authority, Sales Tax Series 2012P-1, Rev., 5.00%, 2/1/2022	35,000	35,279
Central Washington University
Rev., 5.00%, 5/1/2022	70,000	71,350
Rev., 5.00%, 5/1/2023	100,000	106,424
Rev., AGM, 5.00%, 5/1/2024	360,000	398,735

Investments	Principal Amount ($)	Value ($)
Chelan County Public Utility District No. 1 Series 2020A, Rev., 5.00%, 7/1/2022	120,000	123,367
Chelan County Public Utility District No.1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2023	70,000	69,598
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2021	20,000	20,000
City of Auburn Rev., 5.00%, 12/1/2022	35,000	36,642
City of Auburn, Utility System Rev., 5.00%, 12/1/2021	70,000	70,000
City of Bellevue, Limited Tax GO , 5.00%, 12/1/2022	75,000	78,611
City of Bellingham, Limited Tax GO, 5.00%, 12/1/2022	25,000	26,196
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2022	25,000	25,957
City of Camas, Water & Sewer Rev., 5.00%, 12/1/2021	50,000	50,000
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	26,760
City of Everett Rev., 5.00%, 12/1/2022	80,000	83,843
City of Everett, Water & Sewer Rev., 5.00%, 12/1/2022	275,000	288,211
City of Fife Rev., 4.00%, 10/1/2022	100,000	103,095
City of Gig Harbor, Water and Sewer Rev., 4.00%, 10/1/2022	50,000	51,522
City of Kent, Limited Tax GO, 5.00%, 12/1/2021	65,000	65,000
City of Lynnwood Rev., 4.00%, 12/1/2022	25,000	25,952
City of Lynnwood, Limited Tax GO, AGM, 4.00%, 12/1/2021	75,000	75,000
City of Lynnwood, Utility System Rev., 4.00%, 12/1/2021	50,000	50,000
City of Marysville, Water & Sewer Rev., 5.00%, 4/1/2022	180,000	182,903
City of Olympia, Limited Tax
GO, 5.00%, 12/1/2021	35,000	35,000
GO, 5.00%, 12/1/2024	25,000	28,400
City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	47,171
City of Puyallup, Limited Tax GO, 4.00%, 12/1/2021	250,000	250,000
City of Redmond GO, 5.00%, 12/1/2021	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Renton, Limited Tax
GO, 5.00%, 12/1/2021	20,000	20,000
Series A, GO, 4.00%, 12/1/2022	50,000	51,873
GO, 5.00%, 12/1/2022	65,000	68,136
City of Richland
Series 2013A, GO, 4.00%, 12/1/2021	40,000	40,000
Rev., 5.00%, 11/1/2022	45,000	46,992
Rev., 4.00%, 11/1/2023	20,000	21,385
City of Seattle
GO, 5.00%, 12/1/2021	20,000	20,000
Series 2016C, Rev., 5.00%, 10/1/2022	85,000	88,394
Series 2018A, Rev., 5.00%, 1/1/2023	65,000	68,363
Series 2019A, Rev., 5.00%, 4/1/2023	25,000	26,584
Rev., 5.00%, 5/1/2023	30,000	32,024
Series 2015A, Rev., 5.00%, 5/1/2023	110,000	117,391
Rev., 5.00%, 9/1/2023	105,000	113,651
Series 2016C, Rev., 5.00%, 10/1/2023	45,000	48,877
Series 2012A, Rev., 5.00%, 6/1/2025	25,000	25,590
City of Seattle, Drainage and Wastewater System Improvement
Rev., 5.00%, 4/1/2022	45,000	45,723
Rev., 5.00%, 5/1/2022	165,000	168,315
Rev., 5.00%, 9/1/2022	40,000	40,478
Rev., 5.00%, 9/1/2024	45,000	45,534
City of Seattle, Limited Tax
GO, 5.00%, 5/1/2022	20,000	20,403
Series 2017A, GO, 5.00%, 11/1/2022	150,000	156,625
City of Seattle, Municipal Light and Power Improvement
Series 2018A, Rev., 5.00%, 1/1/2022	90,000	90,352
Series 2019B, Rev., 5.00%, 2/1/2022	25,000	25,198
Series 2016B, Rev., 5.00%, 4/1/2022	45,000	45,720
Series 2015A, Rev., 5.00%, 5/1/2022	135,000	137,701
Series 2012A, Rev., 5.00%, 6/1/2022	40,000	40,960
Rev., 5.00%, 7/1/2022	65,000	66,820
Rev., 5.00%, 9/1/2022	220,000	227,911
Series 2017C, Rev., 5.00%, 9/1/2022	45,000	46,618
Series 2012A, Rev., 5.00%, 6/1/2024	120,000	122,875
City of Seattle, Solid Waste System Rev., 5.00%, 5/1/2022	25,000	25,499

Investments	Principal Amount ($)	Value ($)
City of Seattle, Water System
Rev., 5.00%, 5/1/2022	75,000	76,507
Rev., 5.00%, 9/1/2022	180,000	186,500
Rev., 5.00%, 9/1/2023	50,000	51,768
City of Seattle,Limited Tax Series 2016A, GO, 5.00%, 4/1/2023	30,000	31,913
City of Shelton, Limited Tax
GO, 4.00%, 12/1/2021	150,000	150,000
GO, 4.00%, 12/1/2022	150,000	155,222
City of Spokane Rev., 5.00%, 12/1/2022	25,000	26,206
City of Spokane, Unlimited Tax
GO, 5.00%, 12/1/2021	135,000	135,000
GO, 5.00%, 12/1/2022	105,000	110,066
City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2021	75,000	75,000
City of Spokane,Unlimited Tax GO, 5.00%, 12/1/2022	70,000	73,377
City of Tacoma
Rev., 3.00%, 12/1/2021	20,000	20,000
Rev., 5.00%, 12/1/2021 (b)	50,000	50,000
Series A, Rev., 5.00%, 12/1/2021	40,000	40,000
Rev., 5.00%, 12/1/2022	30,000	31,447
Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,951
City of Tacoma, Electric System
Series 2013B, Rev., 5.00%, 1/1/2022	225,000	225,877
Series 2013B, Rev., 5.00%, 1/1/2023	50,000	52,570
City of Tacoma, Solid Waste Utility, Green Bond Rev., 4.00%, 12/1/2021	75,000	75,000
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	37,559
City of Vancouver Downtown Redevelopment Authority, Conference Center Project Rev., GTD, 5.00%, 1/1/2023	160,000	168,224
City of Vancouver,Limited Tax Series 2015B, GO, 5.00%, 12/1/2022	20,000	20,965
City of Walla Walla,Limited Tax GO, 3.00%, 12/1/2022	70,000	71,897
City of Wenatchee Rev., 3.00%, 12/1/2022	25,000	25,678
City of Yakima,Limited Tax Series 2014A, GO, 5.00%, 6/1/2023	25,000	26,686

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Clark & Skamania Counties School District No. 112-6 Washougal
GO, 4.00%, 12/1/2021	30,000	30,000
GO, 4.00%, 12/1/2022	30,000	31,136
Clark County Fire Protection District No. 6 GO, 4.00%, 12/1/2021	25,000	25,000
Clark County Public Utility District No. 1
Rev., 5.00%, 1/1/2022	25,000	25,098
Rev., 5.00%, 1/1/2023	110,000	115,678
Rev., 5.00%, 1/1/2024	15,000	16,434
Clark County Public Utility District No. 1, Electric System
Rev., 5.00%, 1/1/2022	100,000	100,390
Rev., 5.00%, 1/1/2023	205,000	215,582
Clark County Public Utility District No. 1, Generating System
Series A, Rev., 4.00%, 1/1/2022	180,000	180,557
Rev., 5.00%, 1/1/2024	100,000	109,562
Clark County School District No. 114 Evergreen GO, 5.00%, 12/1/2022	20,000	20,957
Clark County School District No. 117 Camas GO, 5.00%, 12/1/2023	50,000	54,703
Clark County School District No. 117 Camas, Unlimited Tax
GO, 4.00%, 12/1/2021	260,000	260,000
GO, 2.00%, 12/1/2022	30,000	30,545
Clark County School District No. 37 Vancouver, Unlimited Tax
GO, 5.00%, 12/1/2021	85,000	85,000
GO, 3.00%, 12/1/2022	30,000	30,838
GO, 5.00%, 12/1/2023	30,000	32,815
Clark County School District No. 98 Hockinson GO, 5.00%, 12/1/2021	70,000	70,000
Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	26,351
Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	26,180
COB Properties, City Hall Project Rev., 5.00%, 12/1/2021	25,000	25,000
County of Benton, Limited Tax GO, 3.00%, 12/1/2023	30,000	31,554
County of Clark, Limited Tax GO, 5.00%, 12/1/2021	125,000	125,000

Investments	Principal Amount($)	Value($)
County of King
Series 2015E, GO, 5.00%, 12/1/2021	50,000	50,000
Series 2011C, Rev., 5.00%, 1/1/2022	65,000	65,257
Series 2013B, Rev., 5.00%, 1/1/2022	50,000	50,197
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	20,000	20,561
Series 2015B, Rev., 5.00%, 7/1/2022	105,000	107,971
Series 2018B, Rev., 5.00%, 7/1/2022	90,000	92,547
County of King, Limited Tax
Series 2015B, GO, 5.00%, 12/1/2021	80,000	80,000
Series 2021A, GO, 3.00%, 1/1/2022	30,000	30,070
GO, 5.00%, 1/1/2022	25,000	25,099
Series 2019C, GO, 5.00%, 1/1/2022	75,000	75,296
GO, 5.25%, 1/1/2022	105,000	105,436
Series 2017B, GO, 5.00%, 6/1/2022	60,000	61,456
Series 2019A, GO, 5.00%, 6/1/2022	50,000	51,213
Series 2015A, GO, 4.00%, 7/1/2022	50,000	51,125
Series 2012B, GO, 5.00%, 7/1/2022 (b)	50,000	51,403
Series 2012C, GO, 5.00%, 7/1/2022 (b)	20,000	20,561
Series 2019B, GO, 5.00%, 7/1/2022	30,000	30,849
Series 2012E, GO, 3.00%, 12/1/2022	30,000	30,853
GO, 4.00%, 12/1/2022	50,000	51,919
Series 2014C, GO, 5.00%, 12/1/2022	180,000	188,703
Series 2021A, GO, 5.00%, 12/1/2022	190,000	199,186
Series 2021A, GO, 3.00%, 1/1/2023	95,000	97,886
County of King, Sewer
Series 2011C, Rev., 4.00%, 1/1/2022	35,000	35,110
Series 2012C, Rev., 5.00%, 1/1/2022	110,000	110,434
Series 2020A, Rev., 0.62%, 1/1/2024 (c)	1,205,000	1,207,682
County of King, Sewer, Junior Lien Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	60,325
County of King, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Kitsap Rev., 5.00%, 12/1/2021	30,000	30,000
County of Kitsap, Limited Tax
GO, 4.00%, 12/1/2021	150,000	150,000
GO, 4.00%, 12/1/2022	45,000	46,723
County of Kitsap, Sewer Rev., 5.00%, 12/1/2022	25,000	26,206
County of Pierce
Rev., 4.00%, 8/1/2022 (b)	50,000	51,271
Rev., 5.00%, 8/1/2022	35,000	36,127
County of Pierce, Limited Tax GO, 5.00%, 7/1/2022	30,000	30,845
County of Pierce, Sewer Rev., 4.00%, 8/1/2022 (b)	135,000	138,433
County of Skagit, Limited Tax
GO, 5.00%, 12/1/2021	300,000	300,000
GO, 5.00%, 12/1/2024	60,000	68,199
County of Snohomish, Limited Tax
Series 2011B, GO, 4.00%, 12/1/2021	25,000	25,000
GO, 4.00%, 12/1/2022	165,000	171,283
GO, 5.00%, 12/1/2022	70,000	73,363
County of Spokane, Limited Tax
GO, 5.00%, 12/1/2021	110,000	110,000
GO, 5.00%, 12/1/2022 (b)	50,000	52,397
County of Thurston, Limited Tax GO, 5.00%, 12/1/2021	30,000	30,000
Douglas County Public Utility District No. 1, Electric Distribution System Rev., 4.50%, 12/1/2021	60,000	60,000
Douglas County School District No. 206, Eastmont Ltd. GO, 2.00%, 12/1/2021	155,000	155,000
East Columbia Basin Irrigation District Rev., 5.00%, 6/1/2022	50,000	51,193
East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	26,495
Energy Northwest Series 2018C, Rev., 5.00%, 7/1/2025	25,000	28,966
Energy Northwest, Columbia Generating Station
Series 2018A, Rev., 4.00%, 7/1/2022	55,000	56,227
Rev., 5.00%, 7/1/2022	25,000	25,681
Series 2014A, Rev., 5.00%, 7/1/2022	345,000	354,700
Series 2018A, Rev., 5.00%, 7/1/2022	360,000	370,122
Series 2021A, Rev., 5.00%, 7/1/2022	645,000	663,135
Series 2014-A, Rev., 4.00%, 7/1/2023	100,000	105,857

Investments	Principal Amount($)	Value($)
Series 2014A, Rev., 5.00%, 7/1/2023	150,000	161,149
Series 2017-A, Rev., 5.00%, 7/1/2023	20,000	21,487
Series 2018A, Rev., 5.00%, 7/1/2023	70,000	75,203
Energy Northwest, Project 1
Series 2014-C, Rev., 5.00%, 7/1/2026	100,000	111,597
Series 2017-A, Rev., 5.00%, 7/1/2026	70,000	71,918
Energy Northwest, Project 3 Electric Series 2018C, Rev., 4.00%, 7/1/2023	30,000	31,757
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 4.00%, 12/1/2021	150,000	150,000
FYI Properties, State of Washington District Project—Green Bonds
Rev., 5.00%, 6/1/2022	55,000	56,284
Rev., 5.00%, 6/1/2023	45,000	47,929
Grant and Douglas Counties School District No. 144-101 Quincy, Unlimited Tax GO, 3.00%, 12/1/2021	50,000	50,000
Grant County Public Utility District No. 2 Electric System
Series 2017-O, Rev., 5.00%, 1/1/2022	25,000	25,096
Series 2017-O, Rev., 5.00%, 1/1/2023	20,000	21,026
Series 2013-J, Rev., 5.00%, 7/1/2023 (b)	25,000	26,875
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project
Series 2012A, Rev., 5.00%, 1/1/2022 (b)	75,000	75,293
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	105,000	107,946
Series A, Rev., 5.00%, 1/1/2023 (b)	105,000	110,444
Grays Harbor County Public Utility District No. 1
Series 2015A, Rev., 5.00%, 1/1/2022	75,000	75,290
Rev., 5.00%, 7/1/2023 (b)	25,000	26,858
Series 2015A, Rev., 5.00%, 1/1/2025	100,000	113,348
Grays Harbor County School District No. 66 Montesano, Unlimited Tax GO, 3.00%, 12/1/2021	75,000	75,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Island County School District No. 201 Oak Harbor GO, 5.00%, 12/1/2021	30,000	30,000
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax
GO, 5.00%, 12/1/2021	125,000	125,000
GO, 5.00%, 12/1/2022	65,000	68,123
GO, 5.00%, 12/1/2024	25,000	28,416
King County Fire Protection District No. 2, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	31,447
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	45,453
King County Housing Authority
Rev., 3.00%, 6/1/2022	55,000	55,724
Rev., 2.00%, 10/1/2022	220,000	222,701
Rev., 2.00%, 10/1/2023	100,000	102,456
Rev., 3.00%, 10/1/2024	100,000	106,191
King County Public Hospital District No. 1, Valley Medical Center, Limited Tax
GO, 4.00%, 12/1/2021	120,000	120,000
GO, 4.00%, 12/1/2022	25,000	25,901
GO, 5.00%, 12/1/2022	300,000	313,794
King County Public Hospital District No. 2, Evergreen Healthcare
GO, 5.00%, 12/1/2021	200,000	200,000
GO, 5.00%, 12/1/2022	25,000	26,196
King County Rural Library District, Unlimited Tax
GO, 4.00%, 12/1/2021	335,000	335,000
GO, 4.00%, 12/1/2022	285,000	295,912
GO, 4.00%, 12/1/2023	20,000	21,462
King County School District No. 210 Federal Way, Unlimited Tax
GO, 5.00%, 12/1/2021	25,000	25,000
GO, 4.00%, 12/1/2022	35,000	36,326
King County School District No. 400 Mercer Island, Unlimited Tax GO, 5.00%, 12/1/2021	75,000	75,000
King County School District No. 401 Highline
GO, 5.00%, 6/1/2022	35,000	35,847
GO, 5.00%, 12/1/2022	120,000	122,888
GO, 5.00%, 6/1/2023	25,000	25,593
King County School District No. 401 Highline, Unlimited Tax
Series 2012B, GO, 3.25%, 12/1/2022	25,000	25,770
Series 2012B, GO, 5.00%, 12/1/2024	165,000	172,740

Investments	Principal Amount($)	Value($)
King County School District No. 401 Renton GO, 4.00%, 12/1/2022	35,000	36,340
King County School District No. 403 Renton GO, 5.00%, 12/1/2021	450,000	450,000
King County School District No. 403 Renton, Unlimited Tax
GO, 4.00%, 12/1/2021	75,000	75,000
GO, 5.00%, 12/1/2021	30,000	30,000
King County School District No. 405 Bellevue, Unlimited Tax
Series 2012B, GO, 2.00%, 12/1/2021	25,000	25,000
GO, 5.00%, 12/1/2021	355,000	355,000
GO, 5.00%, 12/1/2022	160,000	167,670
GO, 5.00%, 12/1/2023	160,000	175,050
GO, 5.00%, 12/1/2024	210,000	238,831
King County School District No. 409 Tahoma , Unlimited Tax GO, 5.00%, 12/1/2021	30,000	30,000
King County School District No. 410 Snoqualmie Valley GO, 4.00%, 12/1/2021	955,000	955,000
King County School District No. 410 Snoqualmie Valley , Unlimited Tax GO, 5.00%, 12/1/2022	30,000	31,444
King County School District No. 411 Issaquah
GO, 3.00%, 12/1/2022	35,000	35,991
GO, 4.00%, 12/1/2022	115,000	119,391
King County School District No. 411 Issaquah , Unlimited Tax GO, 2.50%, 12/1/2022	40,000	40,934
King County School District No. 411 Issaquah, Unlimited Tax GO, 4.00%, 12/1/2021	140,000	140,000
King County School District No. 414 Lake Washington GO, 4.00%, 12/1/2021	50,000	50,000
King County School District No. 414 Lake Washington , Unlimited Tax
GO, 5.00%, 12/1/2021	320,000	320,000
GO, 5.00%, 12/1/2022	240,000	251,554
King County School District No. 415 Kent, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	32,803
Kitsap County Public Utility District No. 1
Rev., 4.00%, 12/1/2021	30,000	30,000
Rev., 4.00%, 12/1/2022	40,000	41,405

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Kitsap County School District No. 303 Bainbridge Island Series 2014B, GO, 5.00%, 12/1/2022	20,000	20,961
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax
GO, 4.00%, 12/1/2021	80,000	80,000
GO, 5.00%, 12/1/2022	185,000	193,887
Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project
Rev., 5.00%, 10/1/2022	25,000	26,003
Rev., 5.00%, 10/1/2023	100,000	108,577
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	26,168
North Thurston Public Schools
GO, 4.00%, 12/1/2021	200,000	200,000
GO, 5.00%, 12/1/2021	80,000	80,000
GO, 4.00%, 12/1/2022	40,000	41,515
Pierce & King Counties School District No. 417 Fife, Unlimited Tax
GO, 4.00%, 12/1/2021	45,000	45,000
GO, 5.00%, 12/1/2021	25,000	25,000
Pierce County School District No. 1 Steilacoom GO, 3.00%, 12/1/2022	200,000	202,806
Pierce County School District No. 3 Puyallup, Unlimited Tax
Series 2012A, GO, 4.00%, 12/1/2021	120,000	120,000
GO, 5.00%, 12/1/2021	285,000	285,000
Series 2012A, GO, 4.00%, 12/1/2022	95,000	98,618
GO, 5.00%, 12/1/2022	25,000	25,599
GO, 5.00%, 6/1/2023	120,000	122,852
Series 2012A, GO, 5.00%, 12/1/2024	25,000	26,185
Series 2012A, GO, 5.00%, 12/1/2025	50,000	52,356
Pierce County School District No. 320 Sumner, Unlimited Tax
GO, 5.00%, 12/1/2021	50,000	50,000
GO, 3.00%, 12/1/2022	25,000	25,703
GO, 5.00%, 12/1/2022	25,000	26,201
Pierce County School District No. 400 Clover Park GO, 4.00%, 12/1/2021	50,000	50,000
Pierce County School District No. 401 Peninsula, Unlimited Tax
GO, 5.00%, 12/1/2022	20,000	20,961

Investments	Principal Amount ($)	Value ($)
Pierce County School District No. 403 Bethel, Unlimited Tax
GO, 4.00%, 12/1/2021	200,000	200,000
GO, 4.00%, 12/1/2022	70,000	72,666
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2021	25,000	25,000
Pierce County School District No. 83 University Place, Unlimited Tax
GO, 4.00%, 12/1/2021	50,000	50,000
GO, 3.00%, 12/1/2022	55,000	56,547
Pierce County, School District No. 401 Peninsula, Unlimited Tax GO, 5.00%, 12/1/2021	45,000	45,000
Port of Bellingham Rev., 4.00%, 12/1/2022	50,000	51,593
Port of Seattle Series 2013A, GO, 4.00%, 11/1/2023	150,000	155,052
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2022	265,000	268,172
Series 2012A, Rev., 4.00%, 8/1/2022	295,000	302,481
Series 2012A, Rev., 5.00%, 8/1/2022	65,000	67,079
Series B, Rev., 5.00%, 3/1/2023	125,000	132,436
Series A, Rev., 5.00%, 4/1/2023	190,000	202,036
Series 2012A, Rev., 5.00%, 8/1/2023	345,000	355,835
Series 2012A, Rev., 5.00%, 8/1/2024	135,000	139,217
Series B, Rev., 5.00%, 3/1/2025	170,000	190,314
Series 2012A, Rev., 5.00%, 8/1/2026	100,000	103,124
Port of Tacoma, Limited Tax Series 2016A, GO, 4.00%, 12/1/2022	80,000	83,063
Seattle Housing Authority, Pooled Housing Rev., 2.15%, 12/1/2021	240,000	240,000
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/1/2022	40,000	41,913
Snohomish County Public Transportation Benefit Area Corp., Limited Sales Tax Rev., 5.00%, 8/1/2022	155,000	159,990
Snohomish County Public Utility District No. 1, Electric System
Rev., 5.00%, 12/1/2021 (b)	160,000	160,000
Rev., 5.00%, 12/1/2021	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 12/1/2022 (b)	210,000	220,067
Rev., 5.00%, 12/1/2022	60,000	62,895
Snohomish County Public Utility District No. 1, Generation System Series 2020A, Rev., 5.00%, 12/1/2022	145,000	151,996
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	100,000	100,000
Snohomish County School District No. 2 Everett, Unlimited Tax
GO, 4.00%, 12/1/2021	25,000	25,000
GO, 5.00%, 12/1/2021	50,000	50,000
GO, 3.00%, 12/1/2022	25,000	25,703
GO, 5.00%, 12/1/2022	120,000	125,765
Snohomish County School District No. 25 Marysville GO, 5.00%, 12/1/2021	25,000	25,000
Snohomish County School District No. 332 Granite Falls, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2023	50,000	54,650
South Correctional Entity Facility Public Development Authority Rev., 4.00%, 12/1/2023	115,000	123,169
Southwest Suburban Sewer District Rev., 5.00%, 5/1/2022	20,000	20,392
Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	26,196
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,957
Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	49,185
Spokane County School District No. 81 Spokane, Unlimited Tax
GO, 5.00%, 12/1/2021(b)	25,000	25,000
GO, 5.00%, 12/1/2021	90,000	90,000
Spokane Public Facilities District, Hotel and Sales Tax Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	26,779
Spokane Public Facilities District, Sales Tax
Series 2013B, Rev., 4.50%, 6/1/2023 (b)	45,000	47,867
Series 2013B, Rev., 5.00%, 6/1/2023 (b)	60,000	64,270

Investments	Principal Amount($)	Value($)
State of Washington
Series 2018B, COP, 5.00%, 7/1/2022	20,000	20,556
Series 2020D, COP, 5.00%, 7/1/2022	100,000	102,782
Series 2021B, COP, 5.00%, 7/1/2022	55,000	56,530
Series 2020A, COP, 5.00%, 1/1/2023	40,000	42,056
State of Washington, Motor Vehicle Fuel Tax
Series 2013E, GO, 5.00%, 2/1/2022	130,000	131,037
Series 2014E, GO, 5.25%, 2/1/2022	50,000	50,419
Series 2019B, GO, 5.00%, 6/1/2022	25,000	25,603
Series 2019D, GO, 5.00%, 6/1/2022	65,000	66,567
Series 2021B, GO, 5.00%, 6/1/2022	85,000	87,049
Series 2021E, GO, 5.00%, 6/1/2022	20,000	20,482
GO, 5.00%, 7/1/2022	205,000	210,764
Series 2021D, GO, 5.00%, 7/1/2022	40,000	41,125
Series B, GO, 5.00%, 7/1/2022	230,000	236,467
Series R-2012D, GO, 5.00%, 7/1/2022	45,000	46,265
Series R-2015F, GO, 5.00%, 7/1/2022	225,000	231,326
Series R-2016C, GO, 5.00%, 7/1/2022	55,000	56,546
Series R-2020D, GO, 5.00%, 7/1/2022	105,000	107,952
Series 2013B-2, GO, 4.00%, 8/1/2022	25,000	25,636
Series 2014B, GO, 5.00%, 8/1/2022	25,000	25,802
Series 2018B, GO, 5.00%, 8/1/2022	90,000	92,885
Series R-2017D, GO, 5.00%, 8/1/2022	25,000	25,801
Series R-2020B, GO, 5.00%, 1/1/2023	45,000	47,328
Series 2013E, GO, 5.00%, 2/1/2023	30,000	31,669
Series 2014E, GO, 5.25%, 2/1/2023	30,000	31,756
Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2023	25,000	24,860
Series R-2013D, GO, 5.00%, 7/1/2023	20,000	21,493

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series R-2021A, GO, 5.00%, 6/1/2024	500,000	557,409
Series R-2013B, GO, 5.00%, 7/1/2024	45,000	46,257
GO, 5.00%, 7/1/2025	250,000	256,985
Series R-2012D, GO, 5.00%, 7/1/2025	310,000	318,661
Series R-2013B, GO, 5.00%, 7/1/2026	40,000	41,115
State of Washington, Motor Vehicle Fuel Tax Related Fees
Series 2020E, GO, 5.00%, 6/1/2022	35,000	35,844
Series R-2012D, GO, 5.00%, 7/1/2024	25,000	25,698
State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Revenue Series 2017C, GO, 5.00%, 6/1/2022	55,000	56,326
State of Washington, Senior 520 Corridor Program
Series 2012F, Rev., 5.00%, 9/1/2022	2,345,000	2,428,424
Series 2014C, Rev., 5.00%, 9/1/2022	505,000	522,966
Series 2012F, Rev., 5.00%, 9/1/2023	145,000	150,093
Series 2012F, Rev., 5.00%, 9/1/2024	1,115,000	1,154,238
State of Washington, State and Local Agency Personal Property
Series 2014A, COP, 4.00%, 7/1/2022	50,000	51,101
Series 2013A, COP, 5.00%, 7/1/2022	165,000	169,590
Series 2014B, COP, 5.00%, 7/1/2024	50,000	55,840
State of Washington, State and Local Agency Real and Personal Property
Series 2011D, COP, 4.50%, 1/1/2022	50,000	50,174
Series 2012A, COP, 3.00%, 7/1/2022	35,000	35,568
Series 2013B, COP, 4.00%, 7/1/2022	125,000	127,752
COP, 5.00%, 7/1/2022	185,000	190,146
Series 2015C, COP, 5.00%, 7/1/2022	475,000	488,214
Series 2017A, COP, 5.00%, 7/1/2022	270,000	277,511
Series 2018C, COP, 5.00%, 7/1/2022	50,000	51,391

Investments	Principal Amount($)	Value($)
Series 2019A, COP, 5.00%, 7/1/2022	130,000	133,616
Series 2019D, COP, 5.00%, 7/1/2022	300,000	308,346
Series 2015B, COP, 5.00%, 1/1/2023	70,000	73,598
Series 2015C, COP, 5.00%, 7/1/2023	55,000	59,088
Series 2016A, COP, 5.00%, 7/1/2023	35,000	37,601
Series 2017A, COP, 5.00%, 7/1/2023	170,000	182,635
Series 2019B, COP, 5.00%, 7/1/2023	120,000	128,919
Series 2019D, COP, 5.00%, 7/1/2023	275,000	295,440
Series 2018C, COP, 5.00%, 7/1/2024	35,000	39,088
State of Washington, Various Purpose
Series R-2021B, GO, 5.00%, 1/1/2022	45,000	45,177
Series 2012D, GO, 5.00%, 2/1/2022	25,000	25,199
Series 2012D, GO, 5.00%, 2/1/2022 (b)	230,000	231,831
Series 2013D, GO, 5.00%, 2/1/2022	40,000	40,319
Series 2017D, GO, 5.00%, 2/1/2022	25,000	25,199
Series R-2012C, GO, 4.00%, 7/1/2022	390,000	398,703
Series R-2015G, GO, 4.00%, 7/1/2022	25,000	25,558
Series R-2013A, GO, 5.00%, 7/1/2022	95,000	97,671
Series R-2015A, GO, 5.00%, 7/1/2022	75,000	77,109
Series R-2015E, GO, 5.00%, 7/1/2022	245,000	251,889
Series R-2016B, GO, 5.00%, 7/1/2022	235,000	241,607
Series R-2020C, GO, 5.00%, 7/1/2022	195,000	200,483
Series R-C, GO, 5.00%, 7/1/2022	115,000	118,233
Series A-2, GO, 4.00%, 8/1/2022	25,000	25,636
Series 2013A, GO, 5.00%, 8/1/2022 (b)	25,000	25,801
Series 2013A, GO, 5.00%, 8/1/2022	95,000	98,046
Series 2014A, GO, 5.00%, 8/1/2022	35,000	36,122

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series R-2017A, GO, 5.00%, 8/1/2022	225,000	232,213
Series R-2017C, GO, 5.00%, 8/1/2022	125,000	129,007
Series R-2018C, GO, 5.00%, 8/1/2022	80,000	82,565
Series 2021B-R, GO, 5.00%, 1/1/2023	70,000	73,621
Series 2013D, GO, 5.00%, 2/1/2023	10,000	10,556
Series 2014D, GO, 5.00%, 2/1/2023	55,000	58,059
Series 2017D, GO, 5.00%, 2/1/2023	25,000	26,391
Series 2016A, GO, 5.00%, 7/1/2023	55,000	59,124
Series R-2015, GO, 5.00%, 7/1/2023	25,000	26,866
Series R-2015C, GO, 5.00%, 7/1/2023	55,000	59,106
Series R-2016B, GO, 5.00%, 7/1/2023	75,000	80,599
Series R-C, GO, 5.00%, 7/1/2023	20,000	21,493
Series 2015E, GO, 5.00%, 7/1/2024	25,000	27,961
Series R-2012C, GO, 5.00%, 7/1/2024	50,000	51,397
Series R-C, GO, 5.00%, 7/1/2024	125,000	134,291
Series R-2013A, GO, 4.00%, 7/1/2025	190,000	194,206
Series R-2012C, GO, 5.00%, 7/1/2025	40,000	41,118
Series R-2013C, GO, 5.00%, 7/1/2025	50,000	53,700
Series 2014A, GO, 5.00%, 8/1/2025	35,000	37,727
Series R-2013C, GO, 4.00%, 7/1/2026	75,000	79,160
Tacoma Metropolitan Park District, Unlimited Tax
GO, 4.00%, 12/1/2021	25,000	25,000
GO, 5.00%, 12/1/2021	200,000	200,000
Series B, GO, 5.00%, 12/1/2021	50,000	50,000
Series B, GO, 4.00%, 12/1/2022	20,000	20,766
GO, 5.00%, 12/1/2022	120,000	125,789
Series B, GO, 5.00%, 12/1/2022	60,000	62,895
Thurston and Pierce Counties Community Schools, Unlimited Tax

Investments	Principal Amount ($)	Value ($)
GO, 5.00%, 12/1/2024	95,000	107,829
Thurston County Fire Protection District No. 9, Unlimited Tax GO, 2.50%, 12/1/2021	20,000	20,000
Thurston County School District No. 111 Olympia, Unlimited Tax, Washington State School District Credit Enhancement Program GO, 5.00%, 12/1/2021	140,000	140,000
Thurston County School District No. 33 Tumwater, Unlimited Tax
GO, 5.00%, 12/1/2021	85,000	85,000
GO, 5.00%, 12/1/2022	30,000	31,441
Tobacco Settlement Authority
Rev., 5.00%, 6/1/2022	25,000	25,593
Rev., 5.00%, 6/1/2024	3,480,000	3,716,117
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2021	25,000	25,000
Series 2015B, Rev., 5.00%, 6/1/2022	25,000	25,603
Rev., 5.00%, 7/1/2022	45,000	46,265
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	195,000	200,471
Series 2015C, Rev., 5.00%, 12/1/2022	20,000	20,961
Series A, Rev., 5.00%, 12/1/2022	75,000	78,603
Rev., 5.00%, 4/1/2023	70,000	74,454
Vancouver Library Capital Facilities Area, Unlimited Tax GO, 4.00%, 12/1/2021	25,000	25,000
Vancouver Wash Housing Authority Rev., VRDO, LIQ: FHLMC, 0.06%, 12/9/2021(c)	9,800,000	9,800,000
Washington Biomedical Research Properties
Series 2015A, Rev., 5.00%, 1/1/2022	140,000	140,552
Series 2015A, Rev., 5.00%, 1/1/2023	60,000	63,077
Washington Economic Development Finance Authority, Washington Biomedical Research Properties II
Series A, Rev., 5.00%, 6/1/2022	270,000	276,523
Rev., 5.00%, 6/1/2023	35,000	37,431
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	190,000	200,150

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority, Multi-care Health System
Series 2017B, Rev., 5.00%, 8/15/2022	130,000	134,381
Series A, Rev., 5.00%, 8/15/2022	40,000	41,348
Series B, Rev., 5.00%, 8/15/2024	95,000	106,698
Washington Health Care Facilities Authority, Overlake Hospital Medical Center
Series 2017B, Rev., 5.00%, 7/1/2022	45,000	46,225
Rev., 5.00%, 7/1/2023	30,000	32,180
Washington Health Care Facilities Authority, Peacehealth Series 2014A, Rev., 5.00%, 11/15/2022(b)	25,000	26,109
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2022	60,000	62,401
Series 2012A, Rev., 5.00%, 10/1/2023	30,000	31,177
Series 2012A, Rev., 5.00%, 10/1/2026	175,000	181,942
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2022	125,000	126,468
Washington Health Care Facilities Authority, Seattle Children’s Hospital Series 2017A, Rev., 5.00%, 10/1/2022	330,000	343,148
Washington Higher Education Facilities Authority, Whitman College Project Rev., 5.00%, 1/1/2023	50,000	52,486
Washington State Housing Finance Commission, Mirabella Project Series 2012A, Rev., 6.75%, 10/3/2022(b)(f)	1,100,000	1,157,221
Washington State University
Rev., 5.00%, 4/1/2022	50,000	50,798
Series 2012B, Rev., 5.00%, 4/1/2022	45,000	45,718
Rev., 5.00%, 10/1/2022	25,000	25,994
Rev., 5.00%, 4/1/2023	105,000	111,462
Washington State University, Green Bond Rev., 5.00%, 10/1/2022	30,000	31,193
Western Washington University, Housing and Dining System Rev., AGM, 5.00%, 4/1/2023	50,000	53,015

Investments	Principal Amount ($)	Value ($)
Whatcom County School District No. 502 Ferndale, Unlimited Tax GO, 5.00%, 12/1/2021	50,000	50,000
Whitman County School District No. 267 Pullman, Unlimited Tax GO, 5.00%, 12/1/2022	170,000	178,132
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2021	20,000	20,000
Yakima County School District No. 203 Highland, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,957

Total Washington		61,918,035

West Virginia — 0.2%
Morgantown Utility Board, Inc., Combined Utility System Series 2016A, Rev., AGM, 5.00%, 12/1/2021	125,000	125,000
West Virginia Commissioner of Highways, Surface Transportation Improvements
Series 2017A, Rev., 5.00%, 9/1/2022	500,000	518,250
Series 2018A, Rev., 5.00%, 9/1/2022	185,000	191,752
Series 2017A, Rev., 5.00%, 9/1/2023	160,000	173,242
West Virginia Economic Development Authority, Limited Obligation Lottery Rev., 5.00%, 6/15/2022	75,000	76,813
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Rev., 5.00%, 6/1/2022	1,000,000	1,023,296
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	127,931
Rev., 5.00%, 6/1/2025	355,000	363,324
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009-B, Rev., 2.63%, 6/1/2022 (c)	500,000	505,568
Rev., 0.62%, 12/15/2025 (c)	100,000	99,082
West Virginia Hospital Finance Authority, Charleston Area Medical Center Series 2014A, Rev., 5.00%, 9/1/2025	115,000	127,889

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
West Virginia Hospital Finance Authority, United Health System
Series 2016A, Rev., 5.00%, 6/1/2022	20,000	20,467
Series 2016A, Rev., 5.00%, 6/1/2024	50,000	55,608
West Virginia Hospital Finance Authority, Valley Health System Obligation Group Rev., 5.00%, 1/1/2022	50,000	50,192
West Virginia Housing Development Fund Series 2020B, Rev., 0.30%, 11/1/2022	20,000	20,014
West Virginia State School Building Authority, Lottery
Series 2015A, Rev., 5.00%, 7/1/2022	70,000	71,960
Series 2015A, Rev., 5.00%, 7/1/2023	25,000	26,817
West Virginia State School Building Authority, Lottery Capital Improvement
Series 2013A, Rev., 5.00%, 7/1/2022	30,000	30,840
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	102,770
Series 2013A, Rev., 5.00%, 7/1/2023	75,000	80,450
West Virginia University, University Improvement, West Virginia University Project
Series 2013A, Rev., 5.00%, 10/1/2022(b)	50,000	52,001
Series 2019A, Rev., 5.00%, 10/1/2022	275,000	285,815
West Virginia University, West Virginia University Project Series 2013A, Rev., 5.00%, 10/1/2022(b)	95,000	98,801
West Virginia Water Development Authority, Loan Program II
Series A-II, Rev., 5.00%, 11/1/2022	70,000	72,999
Series 2016A-II, Rev., 5.00%, 11/1/2023	250,000	271,571

Total West Virginia		4,572,452

Wisconsin—2.6%
Beaver Dam Unified School District Series 2017B, GO, 4.00%, 4/1/2023	35,000	36,690
Beloit School District, School Improvement GO, 3.00%, 4/1/2023 (b)	25,000	25,896

Investments	Principal Amount ($)	Value ($)
Central Brown County Water Authority Series 2014A, Rev., 5.00%, 11/1/2022	125,000	130,356
City of Appleton
Series 2019A, GO, 3.00%, 4/1/2022	25,000	25,235
Series 2018A, GO, 5.00%, 4/1/2022	25,000	25,400
City of Appleton, Sewerage System Rev., 5.00%, 5/1/2022	25,000	25,497
City of Appleton, Water System Rev., 4.00%, 1/1/2022	45,000	45,138
City of Eau Claire Series 2019B, GO, 4.00%, 4/1/2022	60,000	60,751
City of Fond Du Lac Series 2020A, GO, 2.00%, 3/1/2022	50,000	50,221
City of Janesville Series 2020A, GO, 2.00%, 2/1/2023	50,000	50,997
City of Janesville, Promissory Notes GO, 3.00%, 2/1/2022	35,000	35,162
City of Kaukauna, Promissory Note GO, 4.00%, 9/1/2022	100,000	100,302
City of Kenosha Series 2019A, GO, 3.00%, 2/1/2022	30,000	30,140
City of Kenosha, Promissory Notes
Series 2017B, GO, 2.00%, 9/1/2022	50,000	50,675
Series 2018C, GO, 3.00%, 11/1/2022	50,000	51,277
City of Lake Mills, Capital Purpose Bond Series 2014B, GO, 4.00%, 9/1/2022	140,000	143,893
City of Madison
Rev., 4.00%, 1/1/2022	40,000	40,125
Rev., 5.00%, 1/1/2022	25,000	25,098
Series 2014C, Rev., 5.00%, 12/1/2022	50,000	52,402
City of Madison, Promissory Notes
Series 2017A, GO, 4.00%, 10/1/2022	85,000	87,703
Series 2018A, GO, 4.00%, 10/1/2022	100,000	103,181
City of Madison, Sewer System
Series 2018E, Rev., 4.00%, 12/1/2021	30,000	30,000
Series 2014C, Rev., 5.00%, 12/1/2021	55,000	55,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Madison, Water Utility
Series 2019A, Rev., 5.00%, 1/1/2022	25,000	25,098
Rev., 5.00%, 1/1/2023	300,000	315,587
Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,075,471
City of Manitowoc
GO, 2.00%, 2/1/2022	120,000	120,354
Rev., 2.00%, 6/1/2022	785,000	786,201
GO, 2.00%, 2/1/2023	320,000	326,079
City of Merrill Series 2019A, GO, 3.00%, 10/1/2022	60,000	61,329
City of Milwaukee
Series 2021N3, GO, 5.00%, 4/1/2022	50,000	50,790
Series 2018 N1, GO, 5.00%, 2/1/2023	270,000	284,821
Series 2016N2, GO, 4.00%, 3/1/2023	30,000	31,388
Series 2020N4, GO, 5.00%, 4/1/2023	10,000	10,625
Series 2016N2, GO, 5.00%, 5/15/2023	35,000	37,382
Series 2013 S5, Rev., 5.00%, 6/1/2023	50,000	53,504
Series 2016S7, Rev., 5.00%, 6/1/2023	25,000	26,752
City of Milwaukee, Promissory Notes
Series 2017N4, GO, 5.00%, 4/1/2022	120,000	121,895
Series 2018N4, GO, 5.00%, 4/1/2022	1,735,000	1,762,398
Series 2019N3, GO, 5.00%, 4/1/2022	75,000	76,184
Series 2020N4, GO, 5.00%, 4/1/2022	75,000	76,184
Series 2012N2, GO, 5.00%, 5/1/2022	80,000	81,580
Series N2, GO, 5.00%, 5/15/2022	50,000	51,080
Series N4 & B5, GO, 5.00%, 4/1/2023	30,000	31,876
City of Milwaukee, Sewerage System Series 2013S-5, Rev., 5.00%, 6/1/2022	555,000	568,155
City of Oak Creek Series 2021B, Rev., 2.00%, 4/1/2024	5,020,000	5,117,546
City of Oshkosh
Series 2017A, GO, 4.00%, 12/1/2021	50,000	50,000
Series D, Rev., 5.00%, 5/1/2023	25,000	26,613

Investments	Principal Amount ($)	Value ($)
City of Oshkosh, Street Improvement
Series A, GO, 0.05%, 12/1/2022	70,000	69,843
Series A, GO, 2.00%, 12/1/2023	200,000	206,058
City of Racine
Rev., 2.00%, 12/17/2021	1,150,000	1,150,853
GO, 3.00%, 12/1/2022	25,000	25,696
City of Shawano, Promissory Notes GO, 3.00%, 4/1/2022	140,000	141,300
City of Superior, Corporate Purpose GO, 4.00%, 12/1/2021	55,000	55,000
City of Waukesha
Series 2015A, GO, 4.00%, 10/1/2022	75,000	77,360
Series 2015A, GO, 4.00%, 10/1/2022 (b)	35,000	36,110
City of Waukesha, Promissory Notes
Series 2021B, GO, 2.00%, 10/1/2022	130,000	131,956
Series 2019C, GO, 3.00%, 10/1/2022	20,000	20,463
City of Waupun, Swimming Pool Series 2013A, GO, 2.25%, 12/1/2021	30,000	30,000
City of Wauwatosa, Waterworks System Rev., 3.00%, 1/1/2022	100,000	100,226
City of Wisconsin Rapids Series 2020A, GO, 3.00%, 5/1/2022	80,000	80,885
Coleman School District GO, 4.00%, 3/1/2022	50,000	50,455
County of Dane
Series 2018A, GO, 3.00%, 6/1/2022	25,000	25,346
Series 2019D, GO, 3.00%, 6/1/2023	140,000	145,631
County of Dane, Capital Improvement Series 2013A, GO, 4.00%, 6/1/2022	50,000	50,939
County of Eau Claire, Promissory Notes Series 2020A, GO, 5.00%, 9/1/2022	20,000	20,722
County of Fond Du Lac, Promissory Notes Series 2019A, GO, 3.00%, 3/1/2025	260,000	279,864
County of Kenosha Series 2018A, GO, 4.00%, 9/1/2022	140,000	144,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Milwaukee
Series 2014A, GO, 3.00%, 12/1/2022	25,000	25,685
Series 2018A, GO, 5.00%, 8/1/2023	50,000	53,887
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2021	125,000	125,000
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	106,827
County of Rusk GO, 3.00%, 3/1/2022	25,000	25,167
County of Shawano GO, 5.00%, 3/1/2023	50,000	52,923
County of St. Croix, Highway Maintenance Facility Series 2018A, GO, 4.00%, 3/1/2023	30,000	31,419
County of Taylor Series 2021A, GO, 2.00%, 10/1/2022	85,000	86,215
County of Waupaca, Highway Facility Building Series 2018A, GO, 5.00%, 3/1/2023	55,000	58,229
County of Winnebago GO, 4.00%, 4/1/2022	25,000	25,311
County of Wood Rev., 0.75%, 12/7/2021	4,000,000	4,000,296
DeForest Area School District GO, 5.00%, 4/1/2023	85,000	90,278
Denmark School District, School Improvement GO, 3.00%, 3/1/2022	60,000	60,398
Ellsworth Community School District GO, 4.00%, 4/1/2022	70,000	70,874
Fond Du Lac School District, Promissory Notes Series 2019A, GO, 3.00%, 4/1/2023	40,000	41,401
Fox Valley Technical College District Series 2012C, GO, 3.00%, 12/1/2022 (b)	25,000	25,695
Fox Valley Technical College District, Promissory Notes
Series 2019A, GO, 3.00%, 12/1/2021	195,000	195,000
Series 2018A, GO, 4.00%, 12/1/2021	35,000	35,000
Series 2018A, GO, 4.00%, 12/1/2022	60,000	62,266

Investments	Principal Amount ($)	Value ($)
Franklin Public School District GO, 4.00%, 4/1/2023	25,000	26,238
Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	50,000	50,467
Glendale Community Development Authority, Bayshore Public Parking Facility Rev., 2.30%, 10/1/2022(b)	20,000	20,333
Grafton School District, School Building and Improvement
GO, 5.00%, 4/1/2022	50,000	50,796
GO, 5.00%, 4/1/2023	20,000	21,248
Green Bay Area Public School District, School Building
GO, 4.00%, 4/1/2022	75,000	75,947
GO, 4.00%, 4/1/2023	160,000	167,857
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2022	80,000	81,274
Holmen School District, School Improvement GO, 3.00%, 4/1/2022	20,000	20,186
Kaukauna Area School District GO, 3.00%, 3/1/2022	75,000	75,486
Kenosha Unified School District No. 1 GO, 4.00%, 4/1/2022	55,000	55,694
Kohler School District GO, 5.00%, 3/1/2023	30,000	31,750
Madison Area Technical College, Promissory Notes
Series E, GO, 2.00%, 3/1/2022	50,000	50,223
Series 2017-18B, GO, 4.00%, 3/1/2022	60,000	60,564
Marathon City School District GO, 3.00%, 5/1/2022	40,000	40,458
Marinette School District, Promissory Notes
GO, 3.00%, 3/1/2022	100,000	100,663
GO, 3.00%, 3/1/2023	30,000	30,969
Menasha Joint School District Series 2013A, GO, 4.00%, 3/1/2022	25,000	25,234
Middleton-Cross Plains Area School District Series 2019A, GO, 5.00%, 3/1/2023	35,000	37,059
Middleton-Cross Plains Area School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2022	40,000	40,476

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Milwaukee Area Technical College District
Series 2018-2019C, GO, 4.00%, 6/1/2022	320,000	326,109
Series 2018-19C, GO, 4.00%, 6/1/2023	100,000	105,608
Milwaukee Area Technical College District, Promissory Notes
Series G, GO, 3.00%, 6/1/2022	20,000	20,282
Series C, GO, 4.00%, 6/1/2022	50,000	50,955
Series B, GO, 4.00%, 6/1/2023	25,000	26,402
Milwaukee Metropolitan Sewerage District
Series 2020A, GO, 3.00%, 10/1/2022	80,000	81,874
Series 2015A, GO, 4.00%, 10/1/2022	115,000	118,647
Series 2017A, GO, 5.00%, 10/1/2022	50,000	52,001
Milwaukee Redevelopment Authority, Public Schools
Rev., 5.00%, 11/15/2022	415,000	433,650
Rev., NATL-RE, 4.00%, 8/1/2023	400,000	424,602
Rev., 5.00%, 11/15/2023	130,000	141,247
Series 2016A, Rev., 5.00%, 11/15/2023	40,000	43,461
Rev., 5.00%, 11/15/2024	125,000	140,976
Monona Grove School District
GO, 2.00%, 5/1/2022	140,000	140,988
GO, 2.00%, 5/1/2023	55,000	56,226
New Berlin School District GO, 2.00%, 3/1/2023	50,000	51,019
Northcentral Technical College District, Promissory Notes GO, 4.00%, 3/1/2023	35,000	36,610
Northeast Wisconsin Technical College District, Promissory Notes
Series 2020B, GO, 2.00%, 4/1/2022	25,000	25,151
Series 2017B, GO, 4.00%, 4/1/2022	45,000	45,570
Series 2015C, GO, 3.00%, 4/1/2023	25,000	25,896
Northern Ozaukee School District GO, 4.00%, 3/1/2022	185,000	186,683
Oak Creek-Franklin Joint School District GO, 5.00%, 4/1/2022	40,000	40,636

Investments	Principal Amount ($)	Value ($)
Oconomowoc Area School District, Corporate Purpose GO, 4.00%, 4/1/2022	40,000	40,504
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2023	50,000	54,010
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 5.00%, 1/1/2022	50,000	50,190
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	342,677
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	1,975,000	1,981,105
Public Finance Authority, KU Campus Development Corp.- Central District Development Project
Rev., 5.00%, 3/1/2022	50,000	50,588
Rev., 5.00%, 3/1/2023	145,000	153,382
Rev., 5.00%, 3/1/2025	160,000	182,606
Public Finance Authority, Renown Regional Medical Center Project
Series 2016A, Rev., 5.00%, 6/1/2023	100,000	106,977
Series 2015A, Rev., 5.00%, 6/1/2025	145,000	167,041
Public Finance Authority, Retirement Housing Foundation, Distribution System Series 2017B, Rev., 5.00%, 11/15/2022	25,000	26,057
Public Finance Authority, Searstone CCRC Project Series 2020A, Rev., 8.63%, 6/1/2022 (b)	1,295,000	1,347,952
Public Finance Authority, Voyager Foundation Inc., Project Series 2012A, Rev., 6.20%, 10/1/2022 (b)	325,000	341,091
Richland School District GO, 2.50%, 10/1/2022	25,000	25,429
River Falls School District, Corporate Purpose Series 2018A, GO, 5.00%, 4/1/2023	40,000	42,489
River Falls School District, School Building and Improvement

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019A, GO, 3.00%, 4/1/2023	25,000	25,893
School District of Maple Series 2015A, GO, 5.00%, 4/1/2023	30,000	31,846
Sevastopol School District, Promissory Notes
GO, 4.00%, 3/1/2024	985,000	1,064,355
GO, 4.00%, 3/1/2025	625,000	694,519
State of Wisconsin
Series 1, GO, 2.45%, 5/1/2022 (b)	25,000	25,236
Series 2014A, GO, 3.00%, 5/1/2022 (b)	25,000	25,294
Series 2, GO, 4.00%, 5/1/2022 (b)	40,000	40,637
Series 2013A, GO, 4.00%, 5/1/2022 (b)	20,000	20,318
Series 2013-1, GO, 5.00%, 5/1/2022	75,000	76,513
Series 2013A, GO, 5.00%, 5/1/2022 (b)	75,000	76,510
Series 2014-2, GO, 5.00%, 5/1/2022 (b)	70,000	71,409
Series 2014B, GO, 5.00%, 5/1/2022 (b)	95,000	96,912
Series 2015A, GO, 5.00%, 5/1/2022	25,000	25,504
Series 2015C, GO, 5.00%, 5/1/2022	55,000	56,110
Series 2016B, GO, 5.00%, 5/1/2022	30,000	30,605
Series 2016D, GO, 5.00%, 5/1/2022	100,000	102,018
Series 2, GO, 4.00%, 11/1/2022	130,000	134,568
Series 2014-3, GO, 4.00%, 11/1/2022	70,000	72,460
GO, 5.00%, 11/1/2022	270,000	281,951
Series 2, GO, 5.00%, 11/1/2022	75,000	78,320
Series 2014-3, GO, 5.00%, 11/1/2022 (b)	235,000	245,404
Series 2014-3, GO, 5.00%, 11/1/2022	70,000	73,079
Series 2016-1, GO, 5.00%, 11/1/2022	65,000	67,877
Series 1, GO, 5.00%, 5/1/2023(b)	25,000	26,683
Series 2013-1, GO, 5.00%, 5/1/2023	25,000	26,687
Series 2015A, GO, 5.00%, 5/1/2023	105,000	112,070

Investments	Principal Amount ($)	Value ($)
Series 2015C, GO, 5.00%, 5/1/2023	40,000	42,699
Series 2017A, GO, 5.00%, 5/1/2023	20,000	21,350
Series 2018A, GO, 5.00%, 5/1/2023 (b)	135,000	144,090
Series 2018A, GO, 5.00%, 5/1/2023	25,000	26,687
Series 2018B, GO, 5.00%, 5/1/2023 (b)	220,000	234,814
Series 2014-3, GO, 5.00%, 11/1/2023	35,000	36,511
Series 1, GO, 5.00%, 5/1/2024	20,000	21,347
Series 4, GO, 5.00%, 5/1/2025	40,000	45,349
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 2013-1, Rev., 4.00%, 6/1/2022 (b)	100,000	101,895
Series 2012-2, Rev., 5.00%, 6/1/2022 (b)	240,000	245,740
Series 1, Rev., 5.00%, 6/1/2023(b)	100,000	107,039
Series 2015-1, Rev., 5.00%, 6/1/2023 (b)	110,000	117,755
State of Wisconsin, Environmental Improvement Fund
Series 2017A, Rev., 5.00%, 6/1/2022	85,000	87,058
Series 2017A, Rev., 5.00%, 6/1/2023	20,000	21,420
State of Wisconsin, Master Lease
Series 2018A, COP, 3.00%, 9/1/2022	25,000	25,056
Series 2018A, COP, 3.00%, 3/1/2023	100,000	100,221
Series 2021A, COP, 4.00%, 3/1/2023	30,000	31,400
Series 2014A, COP, 5.00%, 3/1/2023	75,000	75,287
Tender Option Bond Trust Receipts/Certificates
Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.09%, 12/9/2021 (c)(f)	5,320,000	5,320,000
Series 2020-XL0148, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.09%, 12/9/2021 (c)(f)	2,250,000	2,250,000
Town of Liberty Grove, Promissory Notes GO, 4.00%, 9/1/2022	20,000	20,530

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
University of Wisconsin, Hospitals and Clinics
Series 2013A, Rev., 5.00%, 4/1/2022 (b)	25,000	25,396
Series 2013A, Rev., 4.00%, 4/1/2023 (b)	730,000	766,149
Series 2013A, Rev., 5.00%, 4/1/2023 (b)	505,000	536,710
Series 2013A, Rev., 5.00%, 4/1/2023 (b)	115,000	122,221
Verona Area School District GO, 5.00%, 4/1/2022	25,000	25,397
Verona Area School District, Corporate Purpose GO, 5.00%, 4/1/2022	25,000	25,397
Village of Ephraim, Street Improvement Series 2018A, GO, 5.00%, 3/1/2022	30,000	30,358
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	196,136
Village of Howard Rev., 4.00%, 12/1/2022	160,000	160,483
Village of Jackson Series 2017A, GO, 2.00%, 12/1/2022	35,000	35,565
Village of Menomonee Falls GO, 3.00%, 6/1/2022	25,000	25,338
Village of Menomonee Falls, Corporate Purpose
Series B, GO, 3.50%, 2/1/2022	150,000	150,798
Series B, GO, 3.50%, 2/1/2023	155,000	160,624
Series B, GO, 3.50%, 2/1/2024	245,000	261,411
Walworth County Joint School District No. 2 Genoa—Bloomfield GO, 4.00%, 4/1/2023	20,000	20,955
Waterford Graded Joint School District No. 1, Promissory Notes GO, 3.00%, 4/1/2023	25,000	25,852
Waukesha County Area Technical College District, Promissory Notes Series 2021B, GO, 1.13%, 4/1/2022	510,000	511,596
Waukesha School District, Promissory Notes GO, 3.00%, 4/1/2023	50,000	51,772
Waunakee Community School District Series 2015A, GO, 5.00%, 4/1/2023	75,000	79,626

Investments	Principal Amount ($)	Value ($)
Wausau School District, Promissory Notes GO, 4.00%, 3/1/2023	25,000	26,163
Wauwatosa School District, School Building and Improvement Series 2019B, GO, 5.00%, 9/1/2022	160,000	165,778
West Salem School District GO, 1.25%, 4/1/2022	200,000	200,165
Western Technical College District Series 2017B, GO, 3.00%, 4/1/2022	50,000	50,474
Whitnall School District, Promissory Notes GO, 4.00%, 3/1/2022	25,000	25,236
Wisconsin Center District, Capital Appreciation Series 1996A, Rev., NATL-RE, Zero Coupon, 12/15/2022	90,000	89,304
Wisconsin Department of Transportation
Series 2014-1, Rev., 4.50%, 7/1/2022 (b)	170,000	174,277
Series 1, Rev., 5.00%, 7/1/2022 (b)	560,000	575,712
Series 1, Rev., 5.00%, 7/1/2022	360,000	370,186
Series 2, Rev., 5.00%, 7/1/2022 (b)	190,000	195,331
Series 2, Rev., 5.00%, 7/1/2022	185,000	190,235
Series 2014-1, Rev., 5.00%, 7/1/2022 (b)	35,000	35,982
Series 2015A, Rev., 5.00%, 7/1/2022	95,000	97,688
Series 2017-1, Rev., 5.00%, 7/1/2022	345,000	354,762
Series 1, Rev., 5.00%, 7/1/2023 (b)	95,000	102,124
Series 2, Rev., 5.00%, 7/1/2023	245,000	263,412
Series 2017-1, Rev., 5.00%, 7/1/2023	10,000	10,752
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 1/26/2022 (c)	455,000	458,126
Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	455,000	478,492
Series 2018B-3, Rev., 5.00%, 1/31/2024 (c)	1,075,000	1,179,755

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2022	55,000	56,513
Rev., 5.00%, 7/1/2023	300,000	322,050
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group
Series 2013A, Rev., 4.50%, 11/15/2023 (b)	275,000	297,425
Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	105,000	118,933
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2022	140,000	146,388
Series 2019A, Rev., 5.00%, 11/15/2024	250,000	283,845
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2022	40,000	41,330
Rev., 5.00%, 8/15/2023	100,000	107,895
Rev., 5.00%, 8/15/2024	100,000	112,055
Rev., 5.00%, 8/15/2025	100,000	115,900
Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc. Series 2013A, Rev., 5.25%, 4/15/2023 (b)	125,000	133,451
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group
Rev., 5.00%, 11/15/2022	695,000	726,234
Series 2014A, Rev., 5.00%, 11/15/2023	60,000	65,338
Rev., 5.00%, 11/15/2025	355,000	402,161
Series 2014A, Rev., 5.00%, 11/15/2026	65,000	73,594
Wisconsin Health and Educational Facilities Authority, Marquette University Rev., 5.00%, 10/1/2022	65,000	67,523
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc. Series 2016B, Rev., 5.00%, 2/15/2023	80,000	84,414
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2022	180,000	184,285

Investments	Principal Amount ($)	Value ($)
Rev., 5.00%, 6/1/2026	160,000	163,719
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	27,176
Rev., 4.00%, 8/15/2025 (b)	30,000	33,744
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc.
Rev., 5.00%, 12/15/2022	35,000	36,708
Rev., 5.00%, 12/15/2023	120,000	131,137
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2021	850,000	850,000
Series 2014A, Rev., 5.00%, 12/1/2024	185,000	209,333
Series 2014A, Rev., 5.00%, 12/1/2025	285,000	322,309
WPPI Energy Power Supply System
Series 2013A, Rev., 5.00%, 7/1/2022	1,145,000	1,175,286
Series 2016A, Rev., 5.00%, 7/1/2022	200,000	205,290
Series 2018A, Rev., 5.00%, 7/1/2022	70,000	71,851
Series 2013A, Rev., 5.00%, 7/1/2024	430,000	462,458
Series 2018A, Rev., 5.00%, 7/1/2024	90,000	99,921
Series 2013A, Rev., 4.00%, 7/1/2026	450,000	474,470
Wrightstown Community School District GO, 5.00%, 3/1/2022	25,000	25,296

Total Wisconsin		57,557,018

Wyoming — 0.0%(g)
Albany County School District No. 1 GO, 4.00%, 6/1/2023	20,000	21,082
Carbon County School District No. 1 Rawlins GO, 3.38%, 6/15/2022 (b)	25,000	25,424
University of Wyoming, Facilities Improvement
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	76,804
Series 2012B, Rev., 5.00%, 6/1/2022 (b)	25,000	25,602
Wyoming State Loan and Investment Board, Capital Facilities Series 2012A, Rev., 4.00%, 10/1/2022	25,000	25,791

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2012A, Rev., 5.00%, 10/1/2023	30,000	31,174

Total Wyoming		205,877

TOTAL MUNICIPAL BONDS (Cost $2,189,516,021)		2,191,910,075

	Shares
SHORT-TERM INVESTMENTS — 4.5%
INVESTMENT COMPANIES — 4.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(h)(i)(Cost $101,584,126)	101,539,575	101,580,191

Total Investments — 102.1% (Cost $2,291,100,147)		2,293,490,266
Liabilities in Excess of Other Assets — (2.1)%		(46,270,590)

Net Assets — 100.0%		2,247,219,676

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2021.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$–	$2,191,910,075	$–	$2,191,910,075
Short-Term Investments
Investment Companies	101,580,191	–	–	101,580,191

Total Investments in Securities	$101,580,191	$2,191,910,075	$–	$2,293,490,266

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$139,089,852	$1,368,008,854	$1,405,502,845	$(22,298)	$6,628	$101,580,191	101,539,575	$33,151	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.